Schedule of Investments
Blue Chip Fund
May 31, 2019 (unaudited)

COMMON STOCKS - 99.51%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 3.94%			Software - 11.66%
TransDigm Group Inc (a)	340,206	$150,014	Adobe Inc (a)	503,105	$136,291
Banks - 0.68%			Microsoft Corp	1,511,274	186,914
First Republic Bank/CA	264,762	25,687	salesforce.com Inc (a)	795,033	120,376
Beverages - 0.56%					$443,581
Monster Beverage Corp (a)	347,171	21,476	TOTAL COMMON STOCKS		$3,784,658
Biotechnology - 1.26%			INVESTMENT COMPANIES - 0.56%	Shares Held Value (000's)
Illumina Inc (a)	156,232	47,949	Money Market Funds - 0.56%
Chemicals - 3.96%			Principal Government Money Market Fund	21,319,295	21,319
Air Products & Chemicals Inc	143,891	29,295	2.3%(b),(c)
			TOTAL INVESTMENT COMPANIES		$21,319
Linde PLC	573,735	103,588	Total Investments		$3,805,977
Sherwin-Williams Co/The	42,515	17,833	Other Assets and Liabilities - (0.07)%		(2,667)
		$150,716	TOTAL NET ASSETS - 100.00%		$3,803,310
Commercial Services - 10.61%
Automatic Data Processing Inc	18,680	2,991
Ecolab Inc	89,550	16,485	(a) Non-income producing security
Gartner Inc (a)	109,440	16,558	(b)	Affiliated Security. Security is either an affiliate (and registered under the
IHS Markit Ltd (a)	332,341	19,073	Investment Company Act of 1940) or an affiliate as defined by the Investment
Moody's Corp	383,198	70,079	Company Act of 1940 (controls 5.0% or more of the outstanding voting
PayPal Holdings Inc (a)	1,708,235	187,479	shares of the security). Please see affiliated sub-schedule for transactional
S&P Global Inc	425,717	91,053	information.
		$403,718	(c) Current yield shown is as of period end.
Diversified Financial Services - 11.85%
Charles Schwab Corp/The	1,968,927	81,927	Portfolio Summary (unaudited)
Mastercard Inc	715,085	179,837	Sector		Percent
Visa Inc	1,170,747	188,876	Financial		32.25%
		$450,640	Communications		24.59%
Healthcare - Products - 3.98%			Consumer, Non-cyclical		16.41%
Danaher Corp	853,272	112,641	Technology		12.54%
IDEXX Laboratories Inc (a)	155,696	38,888	Consumer, Cyclical		5.38%
		$151,529	Basic Materials		3.96%
Insurance - 8.12%			Industrial		3.94%
Aon PLC	103,975	18,723	Money Market Funds		0.56%
Berkshire Hathaway Inc - Class B (a)	1,065,167	210,285	Energy		0.44%
Markel Corp (a)	53,380	56,523	Other Assets and Liabilities		(0.07)%
Progressive Corp/The	293,492	23,268	TOTAL NET ASSETS		100.00%
		$308,799
Internet - 24.59%
Alphabet Inc - A Shares (a)	6,810	7,535
Alphabet Inc - C Shares (a)	258,122	284,871
Amazon.com Inc (a)	198,886	353,037
Booking Holdings Inc (a)	59,980	99,340
Facebook Inc (a)	927,049	164,524
Shopify Inc (a)	94,010	25,843
		$935,150
Lodging - 2.13%
Hilton Worldwide Holdings Inc	903,655	80,823
Pipelines - 0.44%
Kinder Morgan Inc/DE	835,188	16,662
Private Equity - 5.36%
Brookfield Asset Management Inc	4,057,469	186,035
KKR & Co Inc	795,453	17,723
		$203,758
REITs - 6.24%
American Tower Corp	772,723	161,321
Equinix Inc	117,186	56,928
SBA Communications Corp (a)	88,091	19,064
		$237,313
Retail - 3.25%
Costco Wholesale Corp	100,488	24,075
Restaurant Brands International Inc	711,125	46,792
TJX Cos Inc/The	312,024	15,692
Yum! Brands Inc	361,167	36,965
		$123,524
Semiconductors - 0.88%
NVIDIA Corp	245,972	33,319

See accompanying notes.

Schedule of Investments
Blue Chip Fund
May 31, 2019 (unaudited)

Affiliated Securities	August 31, 2018	Purchases		Sales	May 31, 2019
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.3%	$1,766		$512,473	$492,920		$21,319
	$1,766		$512,473	$492,920		$21,319

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.3%	$106	$—		$—	$ —
	$106	$—		$—	$ —
Amounts in thousands

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

INVESTMENT COMPANIES - 6.05%	Shares Held Value (000's)			Principal
Money Market Funds - 6.05%			BONDS (continued)	Amount (000’s) Value (000’s)
First American Government Obligations Fund	34	$—	Agriculture - 0.34%
2.29%(a)			Altria Group Inc
Principal Government Money Market Fund	128,126,020	128,126	3.80%, 02/14/2024	$500	$514
2.3%(a),(b)			4.00%, 01/31/2024	500	518
		$128,126	4.25%, 08/09/2042	300	267
TOTAL INVESTMENT COMPANIES		$128,126	4.75%, 05/05/2021	500	519
	Principal		4.80%, 02/14/2029	600	627
BONDS - 32.03%	Amount (000's) Value (000's)		5.38%, 01/31/2044	25	25
Advertising - 0.03%			6.20%, 02/14/2059	250	277
Interpublic Group of Cos Inc/The			Archer-Daniels-Midland Co
4.20%, 04/15/2024	$50	$53	4.02%, 04/16/2043	350	362
Omnicom Group Inc / Omnicom Capital Inc			4.48%, 03/01/2021	8	8
3.60%, 04/15/2026	500	504	BAT Capital Corp
3.63%, 05/01/2022	75	77	2.76%, 08/15/2022	535	531
4.45%, 08/15/2020	30	31	3.56%, 08/15/2027	500	481
WPP Finance 2010			4.54%, 08/15/2047	300	269
3.75%, 09/19/2024	75	76	Philip Morris International Inc
		$741	2.38%, 08/17/2022	90	90
Aerospace & Defense - 0.53%			2.75%, 02/25/2026	500	497
Boeing Co/The			2.90%, 11/15/2021	400	403
2.35%, 10/30/2021	1,000	1,001	3.25%, 11/10/2024	350	358
2.80%, 03/01/2024	200	202	3.38%, 08/11/2025	350	359
3.50%, 03/01/2039	200	194	4.13%, 03/04/2043	300	298
3.83%, 03/01/2059	200	194	Reynolds American Inc
3.90%, 05/01/2049	200	202	4.45%, 06/12/2025	220	228
5.88%, 02/15/2040	100	128	5.70%, 08/15/2035	50	53
Embraer Netherlands Finance BV			5.85%, 08/15/2045	50	52
5.05%, 06/15/2025	250	263	6.15%, 09/15/2043	500	550
General Dynamics Corp					$7,286
2.25%, 11/15/2022	400	399	Airlines - 0.03%
3.00%, 05/11/2021	200	202	American Airlines 2014-1 Class A Pass Through
3.50%, 05/15/2025	200	210	Trust
Harris Corp			3.70%, 04/01/2028	15	15
3.83%, 04/27/2025	200	207	American Airlines 2016-1 Class AA Pass Through
L3 Technologies Inc			Trust
3.95%, 05/28/2024	178	184	3.58%, 07/15/2029	229	236
4.95%, 02/15/2021	30	31	Southwest Airlines Co
Lockheed Martin Corp			3.00%, 11/15/2026	350	344
3.35%, 09/15/2021	500	509			$595
3.55%, 01/15/2026	265	277	Apparel - 0.02%
4.07%, 12/15/2042	105	110	NIKE Inc
4.09%, 09/15/2052	67	70	3.88%, 11/01/2045	500	524
4.50%, 05/15/2036	685	763	Automobile Asset Backed Securities - 0.23%
4.70%, 05/15/2046	75	86	Americredit Automobile Receivables Trust 2018-1
Northrop Grumman Corp			3.07%, 12/19/2022	1,000	1,007
2.55%, 10/15/2022	705	702	GM Financial Automobile Leasing Trust 2018-1
3.20%, 02/01/2027	90	90	2.61%, 01/20/2021	1,000	1,001
3.25%, 08/01/2023	75	77	GM Financial Automobile Leasing Trust 2018-2
3.25%, 01/15/2028	640	639	3.06%, 06/21/2021	885	889
3.50%, 03/15/2021	30	30	Nissan Auto Receivables 2017-B Owner Trust
5.05%, 11/15/2040	500	570	1.75%, 10/15/2021	500	498
Raytheon Co			World Omni Automobile Lease Securitization
3.13%, 10/15/2020	30	30	Trust 2019-A
4.70%, 12/15/2041	350	413	2.94%, 05/16/2022	1,500	1,519
Rockwell Collins Inc					$4,914
3.20%, 03/15/2024	75	76	Automobile Manufacturers - 0.55%
4.80%, 12/15/2043	525	572	American Honda Finance Corp
United Technologies Corp			1.70%, 09/09/2021	500	493
2.30%, 05/04/2022	300	299	1.95%, 07/20/2020	500	497
2.65%, 11/01/2026	25	24	Daimler Finance North America LLC
3.65%, 08/16/2023	300	311	8.50%, 01/18/2031	500	732
3.75%, 11/01/2046	500	480	Ford Motor Co
4.05%, 05/04/2047	300	303	4.35%, 12/08/2026	500	490
4.13%, 11/16/2028	270	287	4.75%, 01/15/2043	750	620
4.50%, 06/01/2042	410	435	Ford Motor Credit Co LLC
4.63%, 11/16/2048	635	691	2.34%, 11/02/2020	500	494
6.13%, 07/15/2038	46	58	3.34%, 03/18/2021	500	499
		$11,319	3.66%, 09/08/2024	725	693
			4.25%, 09/20/2022	200	203

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)			Banks (continued)
Ford Motor Credit Co LLC (continued)			Bank of America Corp (continued)
5.11%, 05/03/2029	$500	$491	4.25%, 10/22/2026	$800	$833
5.88%, 08/02/2021	100	105	4.27%, 07/23/2029(c)	640	677
General Motors Co			3 Month USD LIBOR + 1.31%
4.88%, 10/02/2023	80	83	4.33%, 03/15/2050(c)	255	269
5.00%, 04/01/2035	25	24	3 Month USD LIBOR + 1.52%
5.15%, 04/01/2038	160	147	5.00%, 01/21/2044	75	87
5.20%, 04/01/2045	425	385	5.63%, 07/01/2020	500	516
5.40%, 04/01/2048	375	348	5.70%, 01/24/2022	75	81
6.25%, 10/02/2043	75	76	5.88%, 02/07/2042	60	77
General Motors Financial Co Inc			6.11%, 01/29/2037	500	610
3.20%, 07/13/2020	1,035	1,038	Bank of Montreal
3.45%, 01/14/2022	1,000	1,001	2.35%, 09/11/2022	1,090	1,086
3.45%, 04/10/2022	50	50	2.55%, 11/06/2022	75	75
3.55%, 07/08/2022	200	201	2.90%, 03/26/2022	500	505
4.00%, 10/06/2026	75	73	3.30%, 02/05/2024	750	766
4.20%, 11/06/2021	250	255	Bank of Nova Scotia/The
4.35%, 01/17/2027	525	519	2.45%, 03/22/2021	750	751
Toyota Motor Corp			2.70%, 03/07/2022	105	106
3.67%, 07/20/2028	500	529	2.80%, 07/21/2021	500	503
Toyota Motor Credit Corp			3.40%, 02/11/2024	750	772
1.90%, 04/08/2021	500	495	4.50%, 12/16/2025	60	64
2.75%, 05/17/2021	500	503	Bank One Corp
3.30%, 01/12/2022	500	511	8.00%, 04/29/2027	1,000	1,298
		$11,555	Barclays PLC
Automobile Parts & Equipment - 0.02%			2.88%, 06/08/2020	300	300
Aptiv Corp			3.68%, 01/10/2023	200	200
4.15%, 03/15/2024	133	138	3.93%, 05/07/2025(c)	500	497
BorgWarner Inc			3 Month USD LIBOR + 1.61%
4.38%, 03/15/2045	300	290	4.38%, 01/12/2026	380	384
		$428	4.97%, 05/16/2029(c)	200	207
Banks - 6.06%			3 Month USD LIBOR + 1.90%
Australia & New Zealand Banking Group Ltd			5.25%, 08/17/2045	750	782
2.13%, 08/19/2020	300	299	BNP Paribas SA
Australia & New Zealand Banking Group Ltd/			5.00%, 01/15/2021	400	415
New York NY			BPCE SA
2.63%, 05/19/2022	300	301	4.00%, 04/15/2024	750	784
Banco Santander SA			Branch Banking & Trust Co
4.25%, 04/11/2027	450	458	2.63%, 01/15/2022	1,500	1,507
Bank of America Corp			3.80%, 10/30/2026	500	520
2.50%, 10/21/2022	75	75	Canadian Imperial Bank of Commerce
2.63%, 04/19/2021	1,175	1,178	2.55%, 06/16/2022	575	575
2.82%, 07/21/2023(c)	75	75	Capital One NA
3 Month USD LIBOR + 0.93%			2.25%, 09/13/2021	650	644
2.88%, 04/24/2023(c)	75	75	Citibank NA
3 Month USD LIBOR + 1.02%			2.10%, 06/12/2020	750	747
3.00%, 12/20/2023(c)	516	518	3.65%, 01/23/2024	500	519
3 Month USD LIBOR + 0.79%			Citigroup Inc
3.25%, 10/21/2027	350	348	2.65%, 10/26/2020	750	751
3.30%, 01/11/2023	1,175	1,196	2.70%, 03/30/2021	500	500
3.42%, 12/20/2028(c)	639	638	2.75%, 04/25/2022	390	390
3 Month USD LIBOR + 1.04%			2.90%, 12/08/2021	350	351
3.46%, 03/15/2025(c)	500	509	3.30%, 04/27/2025	400	406
3 Month USD LIBOR + 0.97%			3.40%, 05/01/2026	1,075	1,087
3.50%, 04/19/2026	335	342	3.52%, 10/27/2028(c)	90	90
3.86%, 07/23/2024(c)	200	207	3 Month USD LIBOR + 1.15%
3 Month USD LIBOR + 0.94%			3.67%, 07/24/2028(c)	840	851
3.95%, 01/23/2049(c)	110	109	3 Month USD LIBOR + 1.39%
3 Month USD LIBOR + 1.19%			3.70%, 01/12/2026	75	77
3.97%, 03/05/2029(c)	75	78	3.88%, 01/24/2039(c)	90	89
3 Month USD LIBOR + 1.07%			3 Month USD LIBOR + 1.17%
3.97%, 02/07/2030(c)	1,000	1,036	4.13%, 07/25/2028	75	77
3 Month USD LIBOR + 1.21%			4.30%, 11/20/2026	75	78
4.00%, 04/01/2024	400	419	4.45%, 09/29/2027	75	78
4.00%, 01/22/2025	90	93	4.60%, 03/09/2026	1,075	1,136
4.10%, 07/24/2023	75	79	4.65%, 07/30/2045	75	82
4.24%, 04/24/2038(c)	600	628	4.65%, 07/23/2048	200	221
3 Month USD LIBOR + 1.81%			4.75%, 05/18/2046	350	376

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Citigroup Inc (continued)			HSBC Holdings PLC
5.50%, 09/13/2025	$845	$938	3.26%, 03/13/2023(c)	$500	$504
6.68%, 09/13/2043	360	476	3 Month USD LIBOR + 1.06%
8.13%, 07/15/2039	474	732	3.40%, 03/08/2021	750	759
Citizens Bank NA/Providence RI			3.90%, 05/25/2026	500	512
2.55%, 05/13/2021	400	398	3.97%, 05/22/2030(c)	300	303
3.75%, 02/18/2026	250	260	3 Month USD LIBOR + 1.61%
Compass Bank			4.25%, 08/18/2025	750	771
3.88%, 04/10/2025	500	507	4.58%, 06/19/2029(c)	240	254
Cooperatieve Rabobank UA			3 Month USD LIBOR + 1.53%
3.88%, 02/08/2022	500	517	6.10%, 01/14/2042	600	785
5.25%, 05/24/2041	50	62	6.50%, 09/15/2037	100	125
5.25%, 08/04/2045	550	628	6.80%, 06/01/2038	500	647
Cooperatieve Rabobank UA/NY			HSBC USA Inc
2.75%, 01/10/2022	500	503	3.50%, 06/23/2024	500	513
3.38%, 05/21/2025	500	516	Industrial & Commercial Bank of China Ltd/New
Credit Suisse AG/New York NY			York NY
3.00%, 10/29/2021	325	327	2.45%, 10/20/2021	350	347
3.63%, 09/09/2024	500	519	ING Groep NV
Credit Suisse Group Funding Guernsey Ltd			3.15%, 03/29/2022	200	202
3.75%, 03/26/2025	1,000	1,018	3.55%, 04/09/2024	300	304
3.80%, 09/15/2022	705	725	4.55%, 10/02/2028	300	319
3.80%, 06/09/2023	500	512	JPMorgan Chase & Co
Deutsche Bank AG/New York NY			2.30%, 08/15/2021	860	856
3.95%, 02/27/2023	100	99	2.40%, 06/07/2021	500	499
4.10%, 01/13/2026	750	728	2.55%, 03/01/2021	1,500	1,498
4.25%, 10/14/2021	400	403	2.78%, 04/25/2023(c)	250	250
Development Bank of Japan Inc			3 Month USD LIBOR + 0.94%
2.00%, 10/19/2021	350	347	3.20%, 01/25/2023	132	134
Discover Bank			3.21%, 04/01/2023(c)	500	506
3.20%, 08/09/2021	1,000	1,010	3 Month USD LIBOR + 0.70%
Fifth Third Bancorp			3.22%, 03/01/2025(c)	75	76
2.88%, 07/27/2020	1,000	1,004	3 Month USD LIBOR + 1.16%
4.30%, 01/16/2024	50	53	3.51%, 01/23/2029(c)	200	202
Fifth Third Bank/Cincinnati OH			3 Month USD LIBOR + 0.95%
2.25%, 06/14/2021	300	299	3.54%, 05/01/2028(c)	500	507
Goldman Sachs Group Inc/The			3 Month USD LIBOR + 1.38%
2.63%, 04/25/2021	500	500	3.56%, 04/23/2024(c)	75	77
2.75%, 09/15/2020	250	250	3 Month USD LIBOR + 0.73%
2.90%, 07/24/2023(c)	590	589	3.63%, 12/01/2027	500	504
3 Month USD LIBOR + 0.99%			3.80%, 07/23/2024(c)	180	186
3.00%, 04/26/2022	105	105	3 Month USD LIBOR + 0.89%
3.27%, 09/29/2025(c)	75	75	3.88%, 02/01/2024	50	52
3 Month USD LIBOR + 1.20%			3.88%, 09/10/2024	75	78
3.50%, 11/16/2026	825	827	3.88%, 07/24/2038(c)	750	755
3.63%, 01/22/2023	300	308	3 Month USD LIBOR + 1.36%
3.69%, 06/05/2028(c)	1,000	1,005	3.90%, 07/15/2025	425	446
3 Month USD LIBOR + 1.51%			3.90%, 01/23/2049(c)	745	747
3.75%, 02/25/2026	75	76	3 Month USD LIBOR + 1.22%
3.81%, 04/23/2029(c)	75	76	4.01%, 04/23/2029(c)	350	365
3 Month USD LIBOR + 1.16%			3 Month USD LIBOR + 1.12%
3.85%, 01/26/2027	75	77	4.03%, 07/24/2048(c)	500	511
4.22%, 05/01/2029(c)	365	379	3 Month USD LIBOR + 1.46%
3 Month USD LIBOR + 1.30%			4.20%, 07/23/2029(c)	230	243
4.25%, 10/21/2025	575	596	3 Month USD LIBOR + 1.26%
4.41%, 04/23/2039(c)	175	181	4.45%, 12/05/2029(c)	400	433
3 Month USD LIBOR + 1.43%			3 Month USD LIBOR + 1.33%
4.75%, 10/21/2045	150	163	4.50%, 01/24/2022	100	105
5.15%, 05/22/2045	375	408	4.85%, 02/01/2044	900	1,027
5.25%, 07/27/2021	1,375	1,447	5.60%, 07/15/2041	70	87
5.95%, 01/15/2027	700	801	KeyBank NA/Cleveland OH
6.13%, 02/15/2033	850	1,063	3.30%, 06/01/2025	500	516
6.25%, 02/01/2041	220	282	Korea Development Bank/The
6.75%, 10/01/2037	210	264	2.75%, 03/19/2023	500	503
HSBC Bank USA NA/New York NY			3.25%, 02/19/2024	400	410
5.63%, 08/15/2035	500	578	3.38%, 09/16/2025	500	519

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Kreditanstalt fuer Wiederaufbau			PNC Financial Services Group Inc/The
0.00%, 04/18/2036(d)	$260	$167	3.30%, 03/08/2022	$750	$765
1.50%, 06/15/2021	610	604	3.45%, 04/23/2029	300	305
1.63%, 03/15/2021	2,535	2,516	Regions Financial Corp
2.00%, 05/02/2025	280	279	3.20%, 02/08/2021	500	504
2.13%, 06/15/2022	400	402	Royal Bank of Canada
2.13%, 01/17/2023	500	502	2.35%, 10/30/2020	500	500
2.38%, 12/29/2022	440	446	4.65%, 01/27/2026	575	619
2.50%, 02/15/2022	500	507	Royal Bank of Scotland Group PLC
2.50%, 11/20/2024	300	307	3.50%, 05/15/2023(c)	400	399
2.75%, 09/08/2020	1,100	1,109	3 Month USD LIBOR + 1.48%
2.75%, 10/01/2020	1,000	1,008	4.27%, 03/22/2025(c)	500	507
2.88%, 04/03/2028	1,000	1,045	3 Month USD LIBOR + 1.76%
3.13%, 12/15/2021	750	771	4.44%, 05/08/2030(c)	500	503
Landwirtschaftliche Rentenbank			3 Month USD LIBOR + 1.87%
2.38%, 06/10/2025	750	761	5.08%, 01/27/2030(c)	400	423
2.50%, 11/15/2027	500	511	3 Month USD LIBOR + 1.91%
Lloyds Bank PLC			6.00%, 12/19/2023	475	507
2.70%, 08/17/2020	200	200	6.13%, 12/15/2022	200	213
Lloyds Banking Group PLC			Santander Holdings USA Inc
3.00%, 01/11/2022	800	800	3.40%, 01/18/2023	75	76
3.90%, 03/12/2024	500	509	3.70%, 03/28/2022	75	76
4.55%, 08/16/2028	400	416	Santander UK Group Holdings PLC
4.58%, 12/10/2025	575	586	3.57%, 01/10/2023	500	502
4.65%, 03/24/2026	475	485	State Street Corp
Mitsubishi UFJ Financial Group Inc			2.55%, 08/18/2020	220	220
2.76%, 09/13/2026	500	494	2.65%, 05/19/2026	500	496
2.95%, 03/01/2021	750	754	3.10%, 05/15/2023	50	51
3.76%, 07/26/2023	1,000	1,038	3.30%, 12/16/2024	75	77
Mizuho Financial Group Inc			3.55%, 08/18/2025	275	287
2.27%, 09/13/2021	300	298	3.70%, 11/20/2023	75	78
4.25%, 09/11/2029(c)	600	654	Sumitomo Mitsui Financial Group Inc
3 Month USD LIBOR + 1.27%			2.06%, 07/14/2021	590	583
Morgan Stanley			2.44%, 10/19/2021	500	498
2.50%, 04/21/2021	1,000	998	2.78%, 07/12/2022	390	392
2.63%, 11/17/2021	1,000	998	2.85%, 01/11/2022	1,050	1,057
2.75%, 05/19/2022	360	360	3.01%, 10/19/2026	75	76
3.13%, 01/23/2023	220	222	3.36%, 07/12/2027	300	311
3.13%, 07/27/2026	670	665	3.45%, 01/11/2027	130	135
3.59%, 07/22/2028(c)	90	91	SunTrust Bank/Atlanta GA
3 Month USD LIBOR + 1.34%			2.80%, 05/17/2022	300	302
3.63%, 01/20/2027	95	97	SunTrust Banks Inc
3.70%, 10/23/2024	1,075	1,112	4.00%, 05/01/2025	75	79
3.75%, 02/25/2023	150	155	Svenska Handelsbanken AB
3.77%, 01/24/2029(c)	795	812	1.88%, 09/07/2021	1,000	987
3 Month USD LIBOR + 1.14%			Toronto-Dominion Bank/The
3.88%, 04/29/2024	75	78	3.50%, 07/19/2023	1,000	1,039
3.95%, 04/23/2027	25	25	3.62%, 09/15/2031(c)	300	302
4.00%, 07/23/2025	25	26	USD Swap Semi-Annual 5 Year + 2.21%
4.30%, 01/27/2045	320	337	UBS AG/Stamford CT
4.35%, 09/08/2026	500	523	4.88%, 08/04/2020	550	565
4.88%, 11/01/2022	650	691	US Bancorp
5.00%, 11/24/2025	75	82	2.38%, 07/22/2026	25	24
5.50%, 07/28/2021	510	540	3.00%, 03/15/2022	50	51
5.75%, 01/25/2021	100	105	3.15%, 04/27/2027	525	538
6.38%, 07/24/2042	200	266	3.60%, 09/11/2024	750	781
MUFG Union Bank NA			Wells Fargo & Co
3.15%, 04/01/2022	500	509	2.10%, 07/26/2021	500	495
National Australia Bank Ltd/New York			2.60%, 07/22/2020	750	751
2.50%, 05/22/2022	400	400	3.00%, 01/22/2021	500	504
2.63%, 07/23/2020	500	501	3.00%, 04/22/2026	490	485
Oesterreichische Kontrollbank AG			3.00%, 10/23/2026	590	583
1.50%, 10/21/2020	220	218	3.30%, 09/09/2024	1,000	1,018
2.38%, 10/01/2021	750	756	3.45%, 02/13/2023	500	508
PNC Bank NA			3.55%, 09/29/2025	75	77
2.60%, 07/21/2020	250	251	3.58%, 05/22/2028(c)	375	381
2.70%, 11/01/2022	325	326	3 Month USD LIBOR + 1.31%
4.05%, 07/26/2028	400	424	3.75%, 01/24/2024	1,000	1,038

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Biotechnology - 0.39%
Wells Fargo & Co (continued)			Amgen Inc
4.10%, 06/03/2026	$500	$518	2.25%, 08/19/2023	$60	$59
4.15%, 01/24/2029	720	759	2.65%, 05/11/2022	50	50
4.65%, 11/04/2044	575	612	3.88%, 11/15/2021	500	513
4.75%, 12/07/2046	250	271	4.10%, 06/15/2021	1,000	1,025
4.90%, 11/17/2045	75	83	4.66%, 06/15/2051	390	403
5.38%, 02/07/2035	325	389	5.15%, 11/15/2041	60	66
5.38%, 11/02/2043	75	87	5.75%, 03/15/2040	530	615
Wells Fargo Bank NA			Baxalta Inc
2.60%, 01/15/2021	400	401	5.25%, 06/23/2045	250	295
2.90%, 05/27/2022(c)	500	502	Biogen Inc
3 Month USD LIBOR + 0.61%			2.90%, 09/15/2020	500	501
3.55%, 08/14/2023	400	412	4.05%, 09/15/2025	160	168
Westpac Banking Corp			5.20%, 09/15/2045	30	33
2.00%, 08/19/2021	60	59	Celgene Corp
2.10%, 05/13/2021	390	387	3.25%, 02/20/2023	85	87
2.70%, 08/19/2026	500	492	3.45%, 11/15/2027	90	92
2.85%, 05/13/2026	500	498	3.88%, 08/15/2025	790	830
		$128,401	3.90%, 02/20/2028	130	136
Beverages - 0.71%			4.35%, 11/15/2047	210	221
Anheuser-Busch Cos LLC / Anheuser-Busch			4.55%, 02/20/2048	220	239
InBev Worldwide Inc			5.00%, 08/15/2045	305	355
3.65%, 02/01/2026	1,295	1,318	Gilead Sciences Inc
4.70%, 02/01/2036	575	593	1.95%, 03/01/2022	300	296
4.90%, 02/01/2046	1,675	1,733	2.95%, 03/01/2027	240	238
Anheuser-Busch InBev Finance Inc			3.50%, 02/01/2025	75	77
3.30%, 02/01/2023	500	509	3.65%, 03/01/2026	75	78
4.63%, 02/01/2044	75	75	3.70%, 04/01/2024	650	677
Anheuser-Busch InBev Worldwide Inc			4.15%, 03/01/2047	25	25
3.75%, 07/15/2042	750	667	4.60%, 09/01/2035	590	638
4.00%, 04/13/2028	500	521	4.75%, 03/01/2046	425	455
4.38%, 04/15/2038	75	74			$8,172
4.60%, 04/15/2048	35	35	Building Materials - 0.03%
4.75%, 01/23/2029	470	511	Johnson Controls International plc
4.75%, 04/15/2058	75	75	5.13%, 09/14/2045	47	51
4.95%, 01/15/2042	25	26	Masco Corp
5.45%, 01/23/2039	200	223	4.45%, 04/01/2025	300	314
5.80%, 01/23/2059	495	574	Owens Corning
8.20%, 01/15/2039	60	87	4.20%, 12/15/2022	30	31
Coca-Cola Co/The			4.30%, 07/15/2047	300	253
2.45%, 11/01/2020	1,250	1,253			$649
2.90%, 05/25/2027	500	505	Chemicals - 0.33%
Constellation Brands Inc			Dow Chemical Co/The
3.20%, 02/15/2023	400	405	3.00%, 11/15/2022	25	25
4.10%, 02/15/2048	300	284	3.50%, 10/01/2024	250	255
Diageo Capital PLC			4.38%, 11/15/2042	475	454
4.83%, 07/15/2020	50	51	9.40%, 05/15/2039	380	593
Diageo Investment Corp			DuPont de Nemours Inc
2.88%, 05/11/2022	780	789	4.21%, 11/15/2023	400	421
Keurig Dr Pepper Inc			4.49%, 11/15/2025	250	269
3.13%, 12/15/2023	500	505	5.32%, 11/15/2038	145	165
4.06%, 05/25/2023(e)	360	374	5.42%, 11/15/2048	185	210
4.42%, 05/25/2025(e)	75	79	Eastman Chemical Co
4.99%, 05/25/2038(e)	400	425	4.65%, 10/15/2044	75	73
Molson Coors Brewing Co			LYB International Finance BV
2.10%, 07/15/2021	500	494	4.88%, 03/15/2044	530	530
3.00%, 07/15/2026	105	102	LYB International Finance II BV
4.20%, 07/15/2046	250	229	3.50%, 03/02/2027	300	291
PepsiCo Inc			Mosaic Co/The
2.38%, 10/06/2026	590	575	4.25%, 11/15/2023	300	315
2.75%, 03/05/2022	355	360	5.45%, 11/15/2033	500	552
2.75%, 03/01/2023	75	76	5.63%, 11/15/2043	25	26
2.85%, 02/24/2026	90	91	Nutrien Ltd
3.00%, 10/15/2027	575	583	3.00%, 04/01/2025	150	148
3.60%, 08/13/2042	400	404	3.63%, 03/15/2024	550	562
4.00%, 05/02/2047	400	427	5.25%, 01/15/2045	300	318
		$15,032	PPG Industries Inc
			3.60%, 11/15/2020	50	51

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)		Amount (000’s) Value (000’s)
Chemicals (continued)			Commercial Mortgage Backed Securities (continued)
Praxair Inc			GS Mortgage Securities Trust 2015-GC28
2.20%, 08/15/2022	$350	$349	3.40%, 02/10/2048		$600	$622
Sherwin-Williams Co/The			GS Mortgage Securities Trust 2016-GS2
2.75%, 06/01/2022	875	873	3.05%, 05/10/2049		1,000	1,016
3.45%, 06/01/2027	180	179	JPMBB Commercial Mortgage Securities Trust
4.50%, 06/01/2047	75	74	2013-C14
Westlake Chemical Corp			4.41%, 08/15/2046(f)		500	531
5.00%, 08/15/2046	350	343	JPMBB Commercial Mortgage Securities Trust
		$7,076	2014-C18
Commercial Mortgage Backed Securities - 1.87%			4.08%, 02/15/2047		50	53
BANK 2018-BNK13			JPMBB Commercial Mortgage Securities Trust
4.22%, 08/15/2061(f)	1,250	1,378	2014-C19
CFCRE Commercial Mortgage Trust 2017-C8			3.67%, 04/15/2047		500	510
3.57%, 06/15/2050	1,000	1,041	Morgan Stanley Bank of America Merrill Lynch
Citigroup Commercial Mortgage Trust			Trust 2013-C11
2013-GC15			4.16%, 08/15/2046(f)		1,130	1,202
4.37%, 09/10/2046(f)	500	536	Morgan Stanley Bank of America Merrill Lynch
Citigroup Commercial Mortgage Trust			Trust 2013-C12
2015-GC33			4.26%, 10/15/2046(f)		500	534
3.52%, 09/10/2058	1,000	1,043	Morgan Stanley Bank of America Merrill Lynch
COMM 2012-CCRE2 Mortgage Trust			Trust 2014-C15
3.79%, 08/15/2045	200	205	4.05%, 04/15/2047		580	615
COMM 2012-CCRE4 Mortgage Trust			Morgan Stanley Bank of America Merrill Lynch
3.25%, 10/15/2045	500	500	Trust 2015-C20
COMM 2014-CCRE15 Mortgage Trust			3.25%, 02/15/2048		500	513
4.07%, 02/10/2047(f)	500	532	Morgan Stanley Bank of America Merrill Lynch
COMM 2014-CCRE20 Mortgage Trust			Trust 2015-C21
3.59%, 11/10/2047	302	316	3.15%, 03/15/2048		575	589
COMM 2014-LC15 Mortgage Trust			Morgan Stanley Capital I Trust 2017-H1
4.20%, 04/10/2047	350	372	3.26%, 06/15/2050		2,000	2,050
COMM 2014-UBS3 Mortgage Trust			SG Commercial Mortgage Securities Trust
3.82%, 06/10/2047	550	580	2016-	C5
COMM 2015-DC1 Mortgage Trust			3.06%, 10/10/2048		950	958
3.08%, 02/10/2048	500	508	UBS Commercial Mortgage Trust 2012-C1
COMM 2015-LC19 Mortgage Trust			3.00%, 05/10/2045		20	20
3.18%, 02/10/2048	500	513	3.40%, 05/10/2045		69	70
COMM 2015-PC1 Mortgage Trust			UBS Commercial Mortgage Trust 2018-C12
3.90%, 07/10/2050	885	939	4.30%, 08/15/2051		2,000	2,204
Commercial Mortgage Pass Through Certificates			UBS-Barclays Commercial Mortgage Trust
3.76%, 02/10/2049	2,000	2,110	2012-	C3
Fannie Mae-Aces			3.09%, 08/10/2049		50	51
2.30%, 09/25/2022(f)	459	460	UBS-Barclays Commercial Mortgage Trust
2.48%, 04/25/2022	375	376	2012-	C4
2.51%, 11/25/2022(f)	1,000	1,005	2.85%, 12/10/2045		100	101
2.62%, 04/25/2023(f)	186	187	WFRBS Commercial Mortgage Trust 2012-C7
2.83%, 04/25/2025(f)	800	816	2.30%, 06/15/2045		158	158
2.94%, 01/25/2026(f)	1,601	1,637	WFRBS Commercial Mortgage Trust 2012-C9
2.99%, 12/25/2027(f)	1,000	1,026	3.39%, 11/15/2045		500	508
3.11%, 08/25/2024(f)	920	948	WFRBS Commercial Mortgage Trust 2013-C14
3.38%, 07/25/2028(f)	1,000	1,055	3.34%, 06/15/2046		500	515
4.33%, 03/25/2020(f)	27	28	WFRBS Commercial Mortgage Trust 2014-C20
Freddie Mac Multifamily Structured Pass			4.00%, 05/15/2047		500	531
Through Certificates						$39,639
2.87%, 12/25/2021	340	344	Commercial Services - 0.18%
3.02%, 02/25/2023	59	60	California Institute of Technology
3.06%, 07/25/2023(f)	150	154	4.32%, 08/01/2045		50	59
3.17%, 10/25/2024	1,000	1,038	4.70%, 11/01/2111		250	304
3.21%, 03/25/2025	1,248	1,300	Ecolab Inc
3.24%, 04/25/2027	250	262	2.70%, 11/01/2026		30	30
3.30%, 04/25/2023(f)	500	518	5.50%, 12/08/2041		200	252
3.41%, 12/25/2026	2,000	2,117	IHS Markit Ltd
3.53%, 06/25/2020	335	337	3.63%, 05/01/2024		223	225
3.92%, 09/25/2028(f)	1,000	1,101	Massachusetts Institute of Technology
4.33%, 10/25/2020(f)	500	510	3.89%, 07/01/2116		375	392
GS Mortgage Securities Trust 2011-GC5			3.96%, 07/01/2038		185	204
3.71%, 08/10/2044	375	383	4.68%, 07/01/2114		100	126
GS Mortgage Securities Trust 2013-GCJ14
4.24%, 08/10/2046	50	53

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Services (continued)			Computers (continued)
Moody's Corp			Seagate HDD Cayman
4.50%, 09/01/2022	$500	$526	4.75%, 06/01/2023	$550	$563
5.25%, 07/15/2044	90	106			$15,909
RELX Capital Inc			Consumer Products - 0.01%
3.13%, 10/15/2022	16	16	Church & Dwight Co Inc
S&P Global Inc			3.95%, 08/01/2047	200	195
4.00%, 06/15/2025	350	376	Clorox Co/The
6.55%, 11/15/2037	30	40	3.80%, 11/15/2021	30	31
Total System Services Inc			Kimberly-Clark Corp
3.80%, 04/01/2021	500	508	2.40%, 03/01/2022	30	30
4.80%, 04/01/2026	560	602			$256
University of Southern California			Cosmetics & Personal Care - 0.12%
5.25%, 10/01/2111	20	27	Colgate-Palmolive Co
		$3,793	2.45%, 11/15/2021	500	503
Computers - 0.75%			Procter & Gamble Co/The
Apple Inc			1.70%, 11/03/2021	500	494
2.10%, 09/12/2022	75	74	2.30%, 02/06/2022	500	501
2.25%, 02/23/2021	625	625	2.45%, 11/03/2026	75	74
2.30%, 05/11/2022	290	290	Unilever Capital Corp
2.40%, 01/13/2023	75	75	3.50%, 03/22/2028	400	416
2.40%, 05/03/2023	75	75	4.25%, 02/10/2021	500	515
2.45%, 08/04/2026	750	729			$2,503
2.50%, 02/09/2022	105	105	Credit Card Asset Backed Securities - 0.33%
2.75%, 01/13/2025	75	75	American Express Credit Account Master Trust
2.85%, 02/23/2023	750	760	1.93%, 09/15/2022	1,025	1,021
2.85%, 05/11/2024	105	106	BA Credit Card Trust
2.90%, 09/12/2027	375	375	2.70%, 07/17/2023	1,675	1,684
3.00%, 11/13/2027	265	266	Barclays Dryrock Issuance Trust
3.20%, 05/13/2025	560	574	2.20%, 12/15/2022	760	758
3.20%, 05/11/2027	75	77	Capital One Multi-Asset Execution Trust
3.25%, 02/23/2026	825	845	2.84%, 12/15/2024	1,000	1,016
3.35%, 02/09/2027	355	365	Citibank Credit Card Issuance Trust
3.45%, 02/09/2045	375	355	2.88%, 01/23/2023	605	610
3.75%, 09/12/2047	200	198	Discover Card Execution Note Trust
3.75%, 11/13/2047	120	119	2.39%, 07/15/2024	1,150	1,155
3.85%, 05/04/2043	550	557	Synchrony Credit Card Master Note Trust
4.38%, 05/13/2045	80	88	2.21%, 05/15/2024	250	250
4.65%, 02/23/2046	170	193	2.97%, 03/15/2024	445	450
Dell International LLC / EMC Corp					$6,944
4.00%, 07/15/2024(e)	300	302	Distribution & Wholesale - 0.03%
4.42%, 06/15/2021(e)	800	820	WW Grainger Inc
4.90%, 10/01/2026(e)	300	307	4.60%, 06/15/2045	500	548
5.30%, 10/01/2029(e)	300	307
5.45%, 06/15/2023(e)	105	112	Diversified Financial Services - 0.75%
6.02%, 06/15/2026(e)	300	324	AerCap Ireland Capital DAC / AerCap Global
8.10%, 07/15/2036(e)	220	264	Aviation Trust
8.35%, 07/15/2046(e)	245	299	3.65%, 07/21/2027	200	192
DXC Technology Co			3.95%, 02/01/2022	200	204
4.75%, 04/15/2027	100	105	4.88%, 01/16/2024	400	423
Hewlett Packard Enterprise Co			Air Lease Corp
3.60%, 10/15/2020	320	324	2.50%, 03/01/2021	100	100
4.90%, 10/15/2025	200	213	3.00%, 09/15/2023	100	99
6.20%, 10/15/2035	75	82	3.75%, 02/01/2022	70	71
6.35%, 10/15/2045	160	171	American Express Co
HP Inc			2.50%, 08/01/2022	1,075	1,070
6.00%, 09/15/2041	355	383	2.65%, 12/02/2022	75	75
International Business Machines Corp			2.75%, 05/20/2022	300	301
2.25%, 02/19/2021	140	140	3.00%, 02/22/2021	300	302
2.50%, 01/27/2022	500	499	3.40%, 02/27/2023	75	77
2.85%, 05/13/2022	500	504	4.05%, 12/03/2042	500	527
3.00%, 05/15/2024	580	585	American Express Credit Corp
3.30%, 05/15/2026	400	405	2.70%, 03/03/2022	75	75
3.45%, 02/19/2026	800	818	Ameriprise Financial Inc
3.50%, 05/15/2029	400	407	4.00%, 10/15/2023	775	815
4.00%, 06/20/2042	400	395	BlackRock Inc
4.15%, 05/15/2039	195	200	3.38%, 06/01/2022	30	31
4.25%, 05/15/2049	290	295	4.25%, 05/24/2021	500	519
4.70%, 02/19/2046	145	159	Brookfield Finance Inc
			4.85%, 03/29/2029	500	533

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Diversified Financial Services (continued)			Electric (continued)
Capital One Financial Corp			CenterPoint Energy Houston Electric LLC
3.20%, 02/05/2025	$60	$60	4.25%, 02/01/2049	$300	$331
3.30%, 10/30/2024	75	75	Commonwealth Edison Co
3.50%, 06/15/2023	40	41	4.70%, 01/15/2044	150	171
4.25%, 04/30/2025	50	53	Consolidated Edison Co of New York Inc
4.75%, 07/15/2021	400	417	3.88%, 06/15/2047	300	302
Charles Schwab Corp/The			4.30%, 12/01/2056	350	365
3.00%, 03/10/2025	300	305	6.75%, 04/01/2038	530	738
CME Group Inc			Dominion Energy Inc
3.00%, 09/15/2022	50	51	4.05%, 09/15/2042	500	490
3.00%, 03/15/2025	575	589	Dominion Energy South Carolina Inc
Discover Financial Services			5.45%, 02/01/2041	540	654
4.10%, 02/09/2027	75	76	DTE Electric Co
GE Capital International Funding Co Unlimited			3.70%, 03/15/2045	200	200
Co			3.95%, 03/01/2049	300	315
2.34%, 11/15/2020	500	495	DTE Energy Co
3.37%, 11/15/2025	1,075	1,062	3.50%, 06/01/2024	500	513
4.42%, 11/15/2035	1,075	1,020	Duke Energy Carolinas LLC
Intercontinental Exchange Inc			4.00%, 09/30/2042	280	292
2.75%, 12/01/2020	500	500	5.30%, 02/15/2040	250	305
3.75%, 12/01/2025	75	79	6.00%, 12/01/2028	500	612
4.00%, 10/15/2023	25	26	Duke Energy Corp
4.25%, 09/21/2048	105	113	1.80%, 09/01/2021	500	492
International Lease Finance Corp			2.65%, 09/01/2026	90	87
8.25%, 12/15/2020	300	323	3.15%, 08/15/2027	90	89
Jefferies Group LLC			Duke Energy Florida LLC
6.88%, 04/15/2021	280	299	3.20%, 01/15/2027	500	508
Jefferies Group LLC / Jefferies Group Capital			3.40%, 10/01/2046	200	189
Finance Inc			Duke Energy Progress LLC
4.15%, 01/23/2030	490	455	3.60%, 09/15/2047	440	426
Lazard Group LLC			4.38%, 03/30/2044	400	435
4.50%, 09/19/2028	300	315	Edison International
Legg Mason Inc			2.95%, 03/15/2023	350	331
4.75%, 03/15/2026	500	528	Emera US Finance LP
5.63%, 01/15/2044	25	27	3.55%, 06/15/2026	300	302
Mastercard Inc			4.75%, 06/15/2046	75	78
3.38%, 04/01/2024	150	156	Enel Generacion Chile SA
National Rural Utilities Cooperative Finance Corp			4.25%, 04/15/2024	30	31
2.85%, 01/27/2025	100	101	Entergy Arkansas LLC
3.05%, 02/15/2022	530	539	3.75%, 02/15/2021	30	31
Private Export Funding Corp			Entergy Corp
2.80%, 05/15/2022	500	512	5.13%, 09/15/2020	30	31
Synchrony Financial			Entergy Louisiana LLC
4.25%, 08/15/2024	75	76	3.12%, 09/01/2027	300	303
4.50%, 07/23/2025	575	588	3.25%, 04/01/2028	500	510
Visa Inc			Entergy Texas Inc
2.20%, 12/14/2020	375	374	4.00%, 03/30/2029	300	317
2.75%, 09/15/2027	60	60	Evergy Inc
2.80%, 12/14/2022	75	76	4.85%, 06/01/2021	30	31
3.15%, 12/14/2025	435	448	Exelon Corp
3.65%, 09/15/2047	500	510	3.40%, 04/15/2026	90	91
4.15%, 12/14/2035	140	153	3.50%, 06/01/2022	90	92
		$15,916	4.95%, 06/15/2035	320	355
Electric - 1.65%			5.15%, 12/01/2020	500	515
AEP Texas Inc			Exelon Generation Co LLC
3.95%, 06/01/2028	400	424	4.25%, 06/15/2022	500	521
Alabama Power Co			FirstEnergy Corp
4.30%, 07/15/2048	300	327	3.90%, 07/15/2027	400	410
Ameren Illinois Co			4.85%, 07/15/2047	475	518
2.70%, 09/01/2022	530	533	7.38%, 11/15/2031	60	80
Arizona Public Service Co			Florida Power & Light Co
4.35%, 11/15/2045	400	435	2.75%, 06/01/2023	500	506
Baltimore Gas & Electric Co			3.70%, 12/01/2047	70	71
4.25%, 09/15/2048	200	219	3.99%, 03/01/2049	300	320
Berkshire Hathaway Energy Co			4.05%, 10/01/2044	25	27
3.75%, 11/15/2023	750	783	5.65%, 02/01/2037	250	313
3.80%, 07/15/2048	125	123	Fortis Inc/Canada
6.13%, 04/01/2036	450	582	3.06%, 10/04/2026	310	302

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Electric (continued)
Georgia Power Co			Southern Power Co
2.00%, 09/08/2020	$400	$397	2.50%, 12/15/2021	$300	$299
3.25%, 03/30/2027	750	749	4.95%, 12/15/2046	300	317
Hydro-Quebec			Southwestern Electric Power Co
8.05%, 07/07/2024	530	672	3.85%, 02/01/2048	300	291
Kansas City Power & Light Co			4.10%, 09/15/2028	500	531
4.13%, 04/01/2049	400	423	6.20%, 03/15/2040	390	495
MidAmerican Energy Co			Southwestern Public Service Co
3.65%, 04/15/2029	300	316	4.50%, 08/15/2041	300	336
Mississippi Power Co			Tampa Electric Co
4.25%, 03/15/2042	30	30	4.45%, 06/15/2049	300	320
NextEra Energy Capital Holdings Inc			TransAlta Corp
3.55%, 05/01/2027	475	489	6.50%, 03/15/2040	30	31
4.50%, 06/01/2021	50	52	Union Electric Co
5.65%, 05/01/2079(c)	200	205	3.65%, 04/15/2045	500	503
3 Month USD LIBOR + 3.16%			Virginia Electric & Power Co
Northern States Power Co/MN			3.15%, 01/15/2026	500	508
5.35%, 11/01/2039	30	37	3.80%, 04/01/2028	400	422
NSTAR Electric Co			WEC Energy Group Inc
2.38%, 10/15/2022	500	498	3.55%, 06/15/2025	70	73
3.20%, 05/15/2027	300	306	Xcel Energy Inc
Oncor Electric Delivery Co LLC			4.00%, 06/15/2028	300	319
5.25%, 09/30/2040	530	652			$34,964
PacifiCorp			Electrical Components & Equipment - 0.00%
6.00%, 01/15/2039	500	658	Emerson Electric Co
PECO Energy Co			2.63%, 02/15/2023	30	30
1.70%, 09/15/2021	60	59	Electronics - 0.03%
2.38%, 09/15/2022	330	329	Arrow Electronics Inc
3.70%, 09/15/2047	297	297	4.50%, 03/01/2023	30	31
4.15%, 10/01/2044	400	422	Honeywell International Inc
Potomac Electric Power Co			3.35%, 12/01/2023	500	518
3.60%, 03/15/2024	30	31	Jabil Inc
PPL Capital Funding Inc			4.70%, 09/15/2022	30	31
3.50%, 12/01/2022	700	713	Tyco Electronics Group SA
PPL Electric Utilities Corp			7.13%, 10/01/2037	37	50
3.95%, 06/01/2047	300	315			$630
Progress Energy Inc			Environmental Control - 0.09%
3.15%, 04/01/2022	40	40	Republic Services Inc
7.75%, 03/01/2031	500	689	2.90%, 07/01/2026	500	494
PSEG Power LLC			3.20%, 03/15/2025	300	305
8.63%, 04/15/2031	300	405	Waste Management Inc
Public Service Co of Colorado			3.50%, 05/15/2024	1,000	1,035
3.70%, 06/15/2028	200	213	4.15%, 07/15/2049	95	100
3.80%, 06/15/2047	400	410			$1,934
Public Service Electric & Gas Co
3.25%, 09/01/2023	200	207	Federal & Federally Sponsored Credit - 0.01%
3.65%, 09/01/2028	200	210	Federal Farm Credit Banks
Puget Energy Inc			1.58%, 02/17/2021	150	149
6.00%, 09/01/2021	500	533	Finance - Mortgage Loan/Banker - 1.03%
Puget Sound Energy Inc			Fannie Mae
4.22%, 06/15/2048	300	327	1.13%, 07/26/2019	2,200	2,196
4.30%, 05/20/2045	400	440	1.25%, 05/06/2021	300	296
San Diego Gas & Electric Co			1.38%, 02/26/2021	250	247
3.60%, 09/01/2023	30	31	1.50%, 11/30/2020	500	496
4.50%, 08/15/2040	350	369	1.70%, 01/27/2020	500	498
Sempra Energy			1.88%, 12/28/2020	150	150
4.00%, 02/01/2048	70	65	2.00%, 01/05/2022	500	500
6.00%, 10/15/2039	394	474	2.13%, 04/24/2026	1,000	997
Southern California Edison Co			2.25%, 04/12/2022	500	504
4.65%, 10/01/2043	400	413	2.50%, 02/05/2024	500	511
5.50%, 03/15/2040	350	399	2.63%, 01/11/2022	500	508
5.95%, 02/01/2038	30	35	2.63%, 09/06/2024	250	257
Southern Co/The			5.63%, 07/15/2037	65	91
2.35%, 07/01/2021	430	427	6.63%, 11/15/2030	500	708
2.95%, 07/01/2023	105	105	7.13%, 01/15/2030	250	359
4.40%, 07/01/2046	50	51	7.25%, 05/15/2030	249	364

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)			Forest Products & Paper - 0.08%
Federal Home Loan Banks			Fibria Overseas Finance Ltd
1.13%, 07/14/2021	$950	$934	5.50%, 01/17/2027	$300	$316
1.38%, 09/28/2020	750	743	Georgia-Pacific LLC
1.38%, 02/18/2021	500	494	7.75%, 11/15/2029	20	28
1.88%, 11/29/2021	1,250	1,247	8.00%, 01/15/2024	400	492
2.50%, 02/13/2024	500	511	International Paper Co
2.63%, 10/01/2020	1,500	1,511	3.65%, 06/15/2024	250	259
3.00%, 10/12/2021	1,500	1,535	4.40%, 08/15/2047	250	234
3.25%, 11/16/2028	1,000	1,075	7.30%, 11/15/2039	326	417
5.50%, 07/15/2036	50	69			$1,746
5.63%, 06/11/2021	65	70	Gas - 0.10%
Freddie Mac			Atmos Energy Corp
1.40%, 08/22/2019	163	163	4.13%, 10/15/2044	250	265
1.88%, 11/17/2020	1,000	998	Dominion Energy Gas Holdings LLC
2.38%, 02/16/2021	750	754	3.55%, 11/01/2023	30	31
2.38%, 01/13/2022	1,250	1,263	4.60%, 12/15/2044	200	218
2.75%, 06/19/2023	1,000	1,029	NiSource Inc
6.25%, 07/15/2032	500	709	4.38%, 05/15/2047	500	516
6.75%, 03/15/2031	43	62	ONE Gas Inc
		$21,849	3.61%, 02/01/2024	50	52
Food - 0.42%			Southern California Gas Co
Campbell Soup Co			3.15%, 09/15/2024	500	507
3.95%, 03/15/2025	75	77	Washington Gas Light Co
4.15%, 03/15/2028	500	506	3.80%, 09/15/2046	500	500
4.25%, 04/15/2021	30	31			$2,089
Conagra Brands Inc			Hand & Machine Tools - 0.04%
4.30%, 05/01/2024	500	525	Snap-on Inc
4.85%, 11/01/2028	140	150	3.25%, 03/01/2027	500	510
5.30%, 11/01/2038	85	90	Stanley Black & Decker Inc
5.40%, 11/01/2048	85	89	3.40%, 12/01/2021	250	255
General Mills Inc					$765
3.15%, 12/15/2021	30	30	Healthcare - Products - 0.44%
3.70%, 10/17/2023	475	491	Abbott Laboratories
4.00%, 04/17/2025	75	79	2.90%, 11/30/2021	460	464
4.20%, 04/17/2028	150	158	3.75%, 11/30/2026	327	345
JM Smucker Co/The			4.75%, 04/15/2043	300	336
3.00%, 03/15/2022	300	302	4.90%, 11/30/2046	400	470
4.25%, 03/15/2035	300	301	Baxter International Inc
Kellogg Co			2.60%, 08/15/2026	400	391
2.65%, 12/01/2023	460	460	Becton Dickinson and Co
4.00%, 12/15/2020	400	408	3.73%, 12/15/2024	781	805
Koninklijke Ahold Delhaize NV			4.67%, 06/06/2047	75	81
5.70%, 10/01/2040	9	10	4.69%, 12/15/2044	75	81
Kraft Heinz Foods Co			5.00%, 11/12/2040	30	33
3.00%, 06/01/2026	285	269	Boston Scientific Corp
3.50%, 06/06/2022	500	509	3.85%, 05/15/2025	950	995
3.50%, 07/15/2022	500	508	Danaher Corp
3.95%, 07/15/2025	120	122	4.38%, 09/15/2045	300	322
4.38%, 06/01/2046	345	303	Koninklijke Philips NV
4.63%, 01/30/2029	25	26	5.00%, 03/15/2042	30	34
5.00%, 07/15/2035	75	75	Medtronic Inc
5.00%, 06/04/2042	25	24	3.15%, 03/15/2022	1,070	1,092
5.20%, 07/15/2045	475	467	3.50%, 03/15/2025	885	922
6.50%, 02/09/2040	105	118	4.38%, 03/15/2035	309	343
6.88%, 01/26/2039	20	23	4.63%, 03/15/2045	105	121
Kroger Co/The			Stryker Corp
2.95%, 11/01/2021	500	503	3.38%, 11/01/2025	75	78
4.45%, 02/01/2047	25	24	3.50%, 03/15/2026	575	593
4.65%, 01/15/2048	300	288	4.38%, 05/15/2044	25	27
5.15%, 08/01/2043	300	307	Thermo Fisher Scientific Inc
5.40%, 07/15/2040	30	31	2.95%, 09/19/2026	300	296
Sysco Corp			4.15%, 02/01/2024	600	635
3.30%, 07/15/2026	500	503	Zimmer Biomet Holdings Inc
Tyson Foods Inc			3.15%, 04/01/2022	275	277
3.55%, 06/02/2027	75	76	3.55%, 04/01/2025	575	583
4.35%, 03/01/2029	500	530			$9,324
4.88%, 08/15/2034	350	384
		$8,797

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Services - 0.54%			Insurance (continued)
Advocate Health & Hospitals Corp			Allstate Corp/The
3.83%, 08/15/2028	$300	$321	3.28%, 12/15/2026	$300	$310
Aetna Inc			5.35%, 06/01/2033	350	423
2.75%, 11/15/2022	250	250	American International Group Inc
2.80%, 06/15/2023	50	50	3.75%, 07/10/2025	75	77
3.88%, 08/15/2047	60	52	3.90%, 04/01/2026	500	512
6.63%, 06/15/2036	253	307	4.20%, 04/01/2028	130	135
6.75%, 12/15/2037	205	250	4.25%, 03/15/2029	300	313
AHS Hospital Corp			4.38%, 01/15/2055	300	285
5.02%, 07/01/2045	400	496	4.50%, 07/16/2044	75	76
Anthem Inc			4.88%, 06/01/2022	955	1,013
3.50%, 08/15/2024	450	460	5.75%, 04/01/2048(c)	400	399
3.65%, 12/01/2027	360	363	3 Month USD LIBOR + 2.87%
4.10%, 03/01/2028	75	78	Aon Corp
4.38%, 12/01/2047	300	300	5.00%, 09/30/2020	480	495
4.65%, 01/15/2043	30	31	Aon PLC
4.65%, 08/15/2044	650	671	3.50%, 06/14/2024	250	257
Baylor Scott & White Holdings			4.75%, 05/15/2045	270	290
4.19%, 11/15/2045	125	137	AXA Equitable Holdings Inc
Cigna Holding Co			4.35%, 04/20/2028	140	144
3.88%, 10/15/2047	185	161	5.00%, 04/20/2048	90	91
4.00%, 02/15/2022	600	616	AXA SA
Coventry Health Care Inc			8.60%, 12/15/2030	30	41
5.45%, 06/15/2021	108	113	Berkshire Hathaway Finance Corp
Duke University Health System Inc			4.20%, 08/15/2048	180	192
3.92%, 06/01/2047	300	319	4.25%, 01/15/2021	350	361
HCA Inc			5.75%, 01/15/2040	25	32
4.75%, 05/01/2023	500	526	Berkshire Hathaway Inc
5.25%, 06/15/2026	500	537	2.75%, 03/15/2023	25	25
Humana Inc			3.13%, 03/15/2026	275	279
4.63%, 12/01/2042	500	507	3.75%, 08/15/2021	750	775
Laboratory Corp of America Holdings			4.50%, 02/11/2043	350	390
4.70%, 02/01/2045	250	254	Brown & Brown Inc
Memorial Sloan-Kettering Cancer Center			4.50%, 03/15/2029	300	312
4.13%, 07/01/2052	150	166	Chubb Corp/The
4.20%, 07/01/2055	250	286	6.50%, 05/15/2038	326	454
Northwell Healthcare Inc			Chubb INA Holdings Inc
3.98%, 11/01/2046	500	508	2.70%, 03/13/2023	300	302
Providence St Joseph Health Obligated Group			2.88%, 11/03/2022	500	506
3.74%, 10/01/2047	250	255	CNA Financial Corp
Trinity Health Corp			5.75%, 08/15/2021	40	43
4.13%, 12/01/2045	250	270	First American Financial Corp
UnitedHealth Group Inc			4.60%, 11/15/2024	300	315
2.70%, 07/15/2020	300	301	Lincoln National Corp
2.88%, 03/15/2023	250	252	6.15%, 04/07/2036	20	25
3.10%, 03/15/2026	250	253	Manulife Financial Corp
3.75%, 07/15/2025	440	462	4.15%, 03/04/2026	300	319
4.25%, 06/15/2048	110	117	Marsh & McLennan Cos Inc
4.45%, 12/15/2048	95	104	4.38%, 03/15/2029	500	538
4.70%, 02/15/2021	500	516	4.90%, 03/15/2049	110	124
4.75%, 07/15/2045	500	565	MetLife Inc
6.50%, 06/15/2037	500	669	3.60%, 11/13/2025	400	416
		$11,523	4.05%, 03/01/2045	450	466
Home Furnishings - 0.01%			4.13%, 08/13/2042	250	259
Leggett & Platt Inc			4.60%, 05/13/2046	50	56
4.40%, 03/15/2029	250	259	4.75%, 02/08/2021	276	286
Housewares - 0.04%			4.88%, 11/13/2043	50	58
Newell Brands Inc			6.40%, 12/15/2066	430	475
3.85%, 04/01/2023	50	50	3 Month USD LIBOR + 2.21%
4.20%, 04/01/2026	750	731	PartnerRe Finance B LLC
		$781	5.50%, 06/01/2020	40	41
Insurance - 0.74%			Progressive Corp/The
Aflac Inc			3.75%, 08/23/2021	30	31
3.63%, 11/15/2024	300	312	4.20%, 03/15/2048	400	429
Alleghany Corp			4.35%, 04/25/2044	30	33
4.90%, 09/15/2044	500	543

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)			Machinery - Construction & Mining - 0.07%
Prudential Financial Inc			Caterpillar Financial Services Corp
3.91%, 12/07/2047	$475	$474	1.70%, 08/09/2021	$250	$246
4.35%, 02/25/2050	500	536	1.93%, 10/01/2021	500	494
5.20%, 03/15/2044(c)	400	406	2.40%, 08/09/2026	250	242
3 Month USD LIBOR + 3.04%			Caterpillar Inc
5.70%, 12/14/2036	280	347	3.40%, 05/15/2024	500	517
Reinsurance Group of America Inc			3.80%, 08/15/2042	50	52
4.70%, 09/15/2023	30	32			$1,551
Travelers Cos Inc/The			Machinery - Diversified - 0.13%
4.00%, 05/30/2047	300	315	Cummins Inc
Voya Financial Inc			4.88%, 10/01/2043	25	29
3.65%, 06/15/2026	335	338	Deere & Co
		$15,706	3.90%, 06/09/2042	500	530
Internet - 0.23%			Dover Corp
Alibaba Group Holding Ltd			5.38%, 03/01/2041	30	35
3.40%, 12/06/2027	260	257	John Deere Capital Corp
3.60%, 11/28/2024	1,000	1,019	2.75%, 03/15/2022	530	534
4.40%, 12/06/2057	240	246	2.80%, 03/06/2023	500	504
Alphabet Inc			2.95%, 04/01/2022	250	254
2.00%, 08/15/2026	500	479	3.35%, 06/12/2024	300	309
3.63%, 05/19/2021	40	41	3.45%, 03/07/2029	140	146
Amazon.com Inc			Wabtec Corp
2.40%, 02/22/2023	300	299	4.70%, 09/15/2028	300	313
2.50%, 11/29/2022	40	40	Xylem Inc/NY
2.80%, 08/22/2024	75	76	4.88%, 10/01/2021	17	18
3.15%, 08/22/2027	450	462			$2,672
3.80%, 12/05/2024	75	80	Media - 1.01%
3.88%, 08/22/2037	740	789	CBS Corp
4.25%, 08/22/2057	75	82	2.90%, 06/01/2023	1,000	999
4.80%, 12/05/2034	350	413	4.20%, 06/01/2029	300	307
eBay Inc			4.85%, 07/01/2042	300	300
2.60%, 07/15/2022	450	449	7.88%, 07/30/2030	30	40
3.45%, 08/01/2024	60	61	Charter Communications Operating LLC / Charter
4.00%, 07/15/2042	20	18	Communications Operating Capital
Expedia Group Inc			3.75%, 02/15/2028	500	489
3.80%, 02/15/2028	90	90	4.46%, 07/23/2022	1,075	1,114
		$4,901	4.91%, 07/23/2025	70	74
Iron & Steel - 0.08%			5.05%, 03/30/2029	300	320
ArcelorMittal			5.38%, 04/01/2038	50	51
6.13%, 06/01/2025	400	442	5.38%, 05/01/2047	500	499
Nucor Corp			5.75%, 04/01/2048	210	221
4.00%, 08/01/2023	250	263	6.38%, 10/23/2035	30	34
Vale Overseas Ltd			Comcast Cable Communications Holdings Inc
4.38%, 01/11/2022	300	307	9.46%, 11/15/2022	20	25
6.88%, 11/10/2039	550	616	Comcast Corp
		$1,628	2.35%, 01/15/2027	90	86
Leisure Products & Services - 0.04%			2.75%, 03/01/2023	50	50
Carnival Corp			2.85%, 01/15/2023	25	25
3.95%, 10/15/2020	25	25	3.13%, 07/15/2022	610	620
Harley-Davidson Inc			3.15%, 03/01/2026	75	76
3.50%, 07/28/2025	300	299	3.15%, 02/15/2028	260	260
Royal Caribbean Cruises Ltd			3.38%, 02/15/2025	600	617
5.25%, 11/15/2022	300	324	3.38%, 08/15/2025	300	307
7.50%, 10/15/2027	100	124	3.55%, 05/01/2028	75	77
		$772	3.70%, 04/15/2024	440	459
Lodging - 0.09%			3.90%, 03/01/2038	290	296
Marriott International Inc/MD			3.97%, 11/01/2047	105	104
2.30%, 01/15/2022	350	345	4.00%, 03/01/2048	200	200
2.88%, 03/01/2021	600	603	4.00%, 11/01/2049	90	89
4.15%, 12/01/2023	200	210	4.05%, 11/01/2052	90	90
4.65%, 12/01/2028	200	218	4.15%, 10/15/2028	545	585
Sands China Ltd			4.50%, 01/15/2043	25	27
5.13%, 08/08/2025	500	524	4.60%, 08/15/2045	270	292
		$1,900	4.65%, 07/15/2042	75	81
			4.70%, 10/15/2048	570	634
			5.65%, 06/15/2035	500	604
			6.40%, 03/01/2040	500	653
			6.45%, 03/15/2037	620	808

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)			Mining (continued)
Discovery Communications LLC			Rio Tinto Finance USA Ltd
2.95%, 03/20/2023	$75	$75	3.75%, 06/15/2025	$75	$80
3.95%, 06/15/2025	350	361	Southern Copper Corp
3.95%, 03/20/2028	500	502	3.88%, 04/23/2025	500	503
5.00%, 09/20/2037	30	30	5.88%, 04/23/2045	350	388
5.20%, 09/20/2047	300	300			$3,644
6.35%, 06/01/2040	40	45	Miscellaneous Manufacturers - 0.29%
Fox Corp			3M Co
4.03%, 01/25/2024(e)	300	314	2.00%, 06/26/2022	500	497
4.71%, 01/25/2029(e)	300	328	3.25%, 02/14/2024	200	206
5.48%, 01/25/2039(e)	110	125	3.38%, 03/01/2029	400	411
5.58%, 01/25/2049(e)	140	163	3.63%, 09/14/2028	300	318
Grupo Televisa SAB			Eaton Corp
5.00%, 05/13/2045	300	291	2.75%, 11/02/2022	520	521
NBCUniversal Media LLC			4.15%, 11/02/2042	95	98
2.88%, 01/15/2023	10	10	General Electric Co
Thomson Reuters Corp			2.70%, 10/09/2022	75	74
3.35%, 05/15/2026	400	395	3.10%, 01/09/2023	75	75
5.85%, 04/15/2040	30	34	3.15%, 09/07/2022	500	503
Time Warner Cable LLC			4.13%, 10/09/2042	30	27
4.00%, 09/01/2021	55	56	4.50%, 03/11/2044	575	539
4.50%, 09/15/2042	550	487	4.63%, 01/07/2021	50	51
5.88%, 11/15/2040	400	413	5.88%, 01/14/2038	300	329
6.55%, 05/01/2037	50	55	6.15%, 08/07/2037	60	68
7.30%, 07/01/2038	60	71	6.75%, 03/15/2032	310	372
Time Warner Entertainment Co LP			Illinois Tool Works Inc
8.38%, 07/15/2033	20	26	2.65%, 11/15/2026	90	90
TWDC Enterprises 18 Corp			3.50%, 03/01/2024	540	566
1.85%, 07/30/2026	50	47	Ingersoll-Rand Luxembourg Finance SA
2.35%, 12/01/2022	520	518	3.50%, 03/21/2026	250	254
2.75%, 08/16/2021	35	35	Parker-Hannifin Corp
3.75%, 06/01/2021	525	539	3.30%, 11/21/2024	300	307
7.00%, 03/01/2032	30	42	3.50%, 09/15/2022	30	31
Viacom Inc			4.10%, 03/01/2047	250	257
3.88%, 12/15/2021	530	542	Textron Inc
4.38%, 03/15/2043	400	372	4.00%, 03/15/2026	500	518
Walt Disney Co/The					$6,112
3.38%, 11/15/2026(e)	170	176	Oil & Gas - 1.69%
4.50%, 02/15/2021(e)	500	517	Anadarko Finance Co
4.75%, 11/15/2046(e)	390	469	7.50%, 05/01/2031	50	65
6.40%, 12/15/2035(e)	50	67	Anadarko Petroleum Corp
6.90%, 08/15/2039(e)	440	628	6.20%, 03/15/2040	480	575
7.85%, 03/01/2039(e)	250	386	6.45%, 09/15/2036	60	72
Warner Media LLC			6.60%, 03/15/2046	60	77
2.95%, 07/15/2026	400	388	Apache Corp
3.55%, 06/01/2024	500	513	3.63%, 02/01/2021	530	537
4.85%, 07/15/2045	500	509	4.75%, 04/15/2043	280	265
		$21,342	BP Capital Markets America Inc
Metal Fabrication & Hardware - 0.01%			3.02%, 01/16/2027	1,090	1,081
Precision Castparts Corp			3.12%, 05/04/2026	75	75
3.25%, 06/15/2025	75	77	3.25%, 05/06/2022	640	655
3.90%, 01/15/2043	193	201	3.59%, 04/14/2027	75	77
		$278	3.79%, 02/06/2024	400	418
Mining - 0.17%			BP Capital Markets PLC
Barrick North America Finance LLC			2.50%, 11/06/2022	75	75
5.75%, 05/01/2043	280	325	3.28%, 09/19/2027	75	75
BHP Billiton Finance USA Ltd			3.51%, 03/17/2025	75	78
4.13%, 02/24/2042	25	27	3.72%, 11/28/2028	575	598
5.00%, 09/30/2043	525	623	Canadian Natural Resources Ltd
Newmont Goldcorp Corp			3.80%, 04/15/2024	750	772
3.50%, 03/15/2022	500	508	6.25%, 03/15/2038	400	482
3.63%, 06/09/2021(e)	30	30	Cenovus Energy Inc
3.70%, 03/15/2023(e)	500	514	3.00%, 08/15/2022	300	299
6.25%, 10/01/2039	100	121	4.25%, 04/15/2027	300	299
Rio Tinto Alcan Inc			Chevron Corp
5.75%, 06/01/2035	400	486	2.36%, 12/05/2022	350	350
6.13%, 12/15/2033	30	39	2.42%, 11/17/2020	175	175
			2.43%, 06/24/2020	290	290

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Oil & Gas (continued)
Chevron Corp (continued)			Petroleos Mexicanos
2.95%, 05/16/2026	$180	$183	4.25%, 01/15/2025	$50	$47
3.33%, 11/17/2025	165	172	4.88%, 01/24/2022	1,180	1,195
CNOOC Finance 2013 Ltd			5.35%, 02/12/2028	500	466
3.00%, 05/09/2023	500	500	5.50%, 01/21/2021	300	308
CNOOC Nexen Finance 2014 ULC			5.50%, 06/27/2044	530	429
4.25%, 04/30/2024	500	526	5.63%, 01/23/2046	400	326
Concho Resources Inc			6.50%, 03/13/2027	500	503
4.88%, 10/01/2047	475	500	6.63%, 06/15/2035	750	703
ConocoPhillips			6.75%, 09/21/2047	550	497
6.50%, 02/01/2039	490	665	6.88%, 08/04/2026	300	312
ConocoPhillips Co			Phillips 66
4.95%, 03/15/2026	500	561	4.30%, 04/01/2022	75	78
ConocoPhillips Holding Co			4.88%, 11/15/2044	500	545
6.95%, 04/15/2029	400	520	5.88%, 05/01/2042	30	36
Continental Resources Inc/OK			Pioneer Natural Resources Co
4.38%, 01/15/2028	400	411	3.95%, 07/15/2022	30	31
Devon Energy Corp			Shell International Finance BV
3.25%, 05/15/2022	300	303	1.88%, 05/10/2021	545	540
5.00%, 06/15/2045	75	82	2.88%, 05/10/2026	155	155
5.60%, 07/15/2041	570	648	3.25%, 05/11/2025	355	365
Ecopetrol SA			3.50%, 11/13/2023	200	208
5.88%, 09/18/2023	1,040	1,132	3.75%, 09/12/2046	90	91
5.88%, 05/28/2045	400	411	3.88%, 11/13/2028	200	214
EOG Resources Inc			4.00%, 05/10/2046	75	79
2.63%, 03/15/2023	480	480	4.13%, 05/11/2035	135	146
4.15%, 01/15/2026	500	535	4.38%, 05/11/2045	575	634
4.40%, 06/01/2020	40	41	6.38%, 12/15/2038	410	562
EQT Corp			Suncor Energy Inc
3.90%, 10/01/2027	90	86	4.00%, 11/15/2047	370	364
Equinor ASA			6.85%, 06/01/2039	73	97
3.15%, 01/23/2022	300	305	Total Capital International SA
3.63%, 09/10/2028	400	421	2.88%, 02/17/2022	475	480
Exxon Mobil Corp			3.46%, 02/19/2029	500	519
2.40%, 03/06/2022	575	576	Total Capital SA
2.71%, 03/06/2025	275	277	4.25%, 12/15/2021	550	574
3.57%, 03/06/2045	400	404	Valero Energy Corp
Hess Corp			4.00%, 04/01/2029	400	404
4.30%, 04/01/2027	300	301	6.63%, 06/15/2037	60	72
7.13%, 03/15/2033	21	26	7.50%, 04/15/2032	60	79
7.30%, 08/15/2031	349	419			$35,756
HollyFrontier Corp			Oil & Gas Services - 0.11%
5.88%, 04/01/2026	500	539	Baker Hughes a GE Co LLC
Husky Energy Inc			3.20%, 08/15/2021	128	130
4.00%, 04/15/2024	500	511	Baker Hughes a GE Co LLC / Baker Hughes Co-
Kerr-McGee Corp			Obligor Inc
6.95%, 07/01/2024	400	470	2.77%, 12/15/2022	75	75
Marathon Oil Corp			3.34%, 12/15/2027	135	132
2.80%, 11/01/2022	75	74	Halliburton Co
3.85%, 06/01/2025	500	510	3.25%, 11/15/2021	530	537
4.40%, 07/15/2027	300	311	3.80%, 11/15/2025	220	226
Marathon Petroleum Corp			5.00%, 11/15/2045	230	241
3.63%, 09/15/2024	500	509	7.45%, 09/15/2039	26	34
5.00%, 09/15/2054	200	202	National Oilwell Varco Inc
Newfield Exploration Co			2.60%, 12/01/2022	475	468
5.63%, 07/01/2024	300	328	3.95%, 12/01/2042	400	339
Nexen Inc			Schlumberger Investment SA
6.40%, 05/15/2037	730	966	3.65%, 12/01/2023	75	78
7.50%, 07/30/2039	39	58			$2,260
Noble Energy Inc			Packaging & Containers - 0.02%
4.15%, 12/15/2021	750	772	Packaging Corp of America
Occidental Petroleum Corp			4.50%, 11/01/2023	25	27
2.70%, 02/15/2023	75	75	WRKCo Inc
3.13%, 02/15/2022	25	25	4.90%, 03/15/2029	400	433
3.50%, 06/15/2025	500	511			$460
4.10%, 02/15/2047	500	478
Petro-Canada
6.80%, 05/15/2038	364	483

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pharmaceuticals - 1.43%			Pharmaceuticals (continued)
AbbVie Inc			GlaxoSmithKline Capital Inc
2.85%, 05/14/2023	$40	$40	3.38%, 05/15/2023	$190	$196
2.90%, 11/06/2022	550	551	3.63%, 05/15/2025	85	89
3.20%, 05/14/2026	390	384	3.88%, 05/15/2028	165	176
3.60%, 05/14/2025	170	173	6.38%, 05/15/2038	430	576
4.25%, 11/14/2028	140	145	GlaxoSmithKline Capital PLC
4.30%, 05/14/2036	280	273	2.88%, 06/01/2022	500	506
4.40%, 11/06/2042	25	24	3.00%, 06/01/2024	400	406
4.45%, 05/14/2046	270	254	Johnson & Johnson
4.50%, 05/14/2035	245	244	1.65%, 03/01/2021	265	262
4.70%, 05/14/2045	320	312	2.45%, 03/01/2026	225	222
4.88%, 11/14/2048	170	171	2.90%, 01/15/2028	75	76
Allergan Funding SCS			2.95%, 03/03/2027	75	76
3.80%, 03/15/2025	395	398	3.40%, 01/15/2038	500	502
3.85%, 06/15/2024	90	91	3.50%, 01/15/2048	70	70
4.55%, 03/15/2035	170	165	3.55%, 03/01/2036	750	775
4.75%, 03/15/2045	500	482	3.70%, 03/01/2046	90	93
4.85%, 06/15/2044	30	29	5.95%, 08/15/2037	75	99
AmerisourceBergen Corp			McKesson Corp
3.40%, 05/15/2024	30	30	2.70%, 12/15/2022	500	498
AstraZeneca PLC			4.75%, 03/01/2021	100	103
2.38%, 11/16/2020	195	195	4.88%, 03/15/2044	80	83
2.38%, 06/12/2022	500	496	Mead Johnson Nutrition Co
3.38%, 11/16/2025	180	182	4.60%, 06/01/2044	30	34
3.50%, 08/17/2023	20	21	Merck & Co Inc
4.00%, 01/17/2029	400	423	2.35%, 02/10/2022	50	50
4.00%, 09/18/2042	300	299	2.40%, 09/15/2022	75	75
4.38%, 08/17/2048	60	63	2.80%, 05/18/2023	75	76
6.45%, 09/15/2037	30	39	3.90%, 03/07/2039	200	211
Bristol-Myers Squibb Co			4.00%, 03/07/2049	140	149
2.90%, 07/26/2024(e)	520	527	4.15%, 05/18/2043	750	815
3.25%, 08/01/2042	515	463	Mylan Inc
3.40%, 07/26/2029(e)	455	466	4.20%, 11/29/2023	30	30
4.13%, 06/15/2039(e)	195	203	Mylan NV
4.25%, 10/26/2049(e)	360	380	3.15%, 06/15/2021	825	821
Cardinal Health Inc			3.95%, 06/15/2026	240	225
3.41%, 06/15/2027	400	387	5.25%, 06/15/2046	230	209
4.60%, 03/15/2043	430	399	Novartis Capital Corp
Cigna Corp			3.00%, 11/20/2025	90	91
3.20%, 09/17/2020(e)	140	141	4.40%, 05/06/2044	530	599
3.40%, 09/17/2021(e)	100	101	Pfizer Inc
3.75%, 07/15/2023(e)	240	246	1.95%, 06/03/2021	200	199
4.13%, 11/15/2025(e)	170	177	2.95%, 03/15/2024	300	307
4.38%, 10/15/2028(e)	300	314	3.00%, 12/15/2026	500	506
4.80%, 08/15/2038(e)	170	173	3.40%, 05/15/2024	100	104
4.90%, 12/15/2048(e)	230	235	3.45%, 03/15/2029	170	177
CVS Health Corp			4.00%, 12/15/2036	45	48
2.13%, 06/01/2021	35	35	4.00%, 03/15/2049	115	121
2.75%, 12/01/2022	750	745	4.13%, 12/15/2046	575	618
2.80%, 07/20/2020	340	340	4.20%, 09/15/2048	80	87
2.88%, 06/01/2026	60	57	4.30%, 06/15/2043	225	245
3.50%, 07/20/2022	500	509	4.40%, 05/15/2044	75	83
3.70%, 03/09/2023	530	541	5.20%, 08/12/2020	110	114
3.88%, 07/20/2025	25	26	7.20%, 03/15/2039	60	89
4.00%, 12/05/2023	50	52	Shire Acquisitions Investments Ireland DAC
4.10%, 03/25/2025	75	78	3.20%, 09/23/2026	300	296
4.30%, 03/25/2028	955	984	Takeda Pharmaceutical Co Ltd
5.05%, 03/25/2048	770	783	3.80%, 11/26/2020(e)	200	203
5.13%, 07/20/2045	1,240	1,263	4.40%, 11/26/2023(e)	200	211
Eli Lilly & Co			Wyeth LLC
3.95%, 05/15/2047	400	422	5.95%, 04/01/2037	60	77
5.50%, 03/15/2027	530	634	6.50%, 02/01/2034	525	720
Express Scripts Holding Co			Zoetis Inc
3.90%, 02/15/2022	500	514	3.25%, 02/01/2023	540	548
4.75%, 11/15/2021	50	52			$30,177
4.80%, 07/15/2046	500	500

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pipelines - 0.91%			Pipelines (continued)
Andeavor Logistics LP / Tesoro Logistics Finance			Sabine Pass Liquefaction LLC (continued)
Corp			5.88%, 06/30/2026	$200	$222
4.25%, 12/01/2027	$300	$308	Spectra Energy Partners LP
5.20%, 12/01/2047	300	305	4.75%, 03/15/2024	105	113
Boardwalk Pipelines LP			5.95%, 09/25/2043	400	483
3.38%, 02/01/2023	30	30	Sunoco Logistics Partners Operations LP
Buckeye Partners LP			4.65%, 02/15/2022	155	161
3.95%, 12/01/2026	500	460	5.40%, 10/01/2047	400	401
4.35%, 10/15/2024	25	25	TransCanada PipeLines Ltd
Enbridge Energy Partners LP			3.75%, 10/16/2023	30	31
7.38%, 10/15/2045	70	100	4.88%, 05/15/2048	80	84
7.50%, 04/15/2038	350	477	6.10%, 06/01/2040	30	36
Enbridge Inc			7.25%, 08/15/2038	750	987
4.25%, 12/01/2026	75	80	Williams Cos Inc/The
Energy Transfer Operating LP			3.60%, 03/15/2022	500	508
4.05%, 03/15/2025	300	306	3.75%, 06/15/2027	45	46
4.20%, 04/15/2027	300	305	3.90%, 01/15/2025	500	514
4.90%, 03/15/2035	500	479	4.00%, 09/15/2025	50	52
5.30%, 04/15/2047	300	296	5.10%, 09/15/2045	620	638
6.25%, 04/15/2049	155	173	6.30%, 04/15/2040	30	35
6.50%, 02/01/2042	300	338			$19,327
Energy Transfer Partners LP / Regency Energy			Private Equity - 0.01%
Finance Corp			Brookfield Asset Management Inc
5.00%, 10/01/2022	350	369	4.00%, 01/15/2025	300	308
Enterprise Products Operating LLC			Regional Authority - 0.16%
3.70%, 02/15/2026	400	411	Province of Alberta Canada
4.15%, 10/16/2028	500	530	3.30%, 03/15/2028	100	106
4.25%, 02/15/2048	110	108	Province of British Columbia Canada
4.45%, 02/15/2043	350	352	2.00%, 10/23/2022	500	499
4.85%, 08/15/2042	400	424	2.65%, 09/22/2021	400	405
5.20%, 09/01/2020	430	444	6.50%, 01/15/2026	45	55
6.88%, 03/01/2033	39	50	Province of Manitoba Canada
EQM Midstream Partners LP			3.05%, 05/14/2024	30	31
4.13%, 12/01/2026	500	481	Province of Ontario Canada
Kinder Morgan Energy Partners LP			2.50%, 09/10/2021	500	503
3.50%, 09/01/2023	390	397	3.20%, 05/16/2024	440	460
3.95%, 09/01/2022	600	619	3.40%, 10/17/2023	210	220
4.70%, 11/01/2042	20	20	Province of Quebec Canada
6.38%, 03/01/2041	780	925	2.75%, 08/25/2021	540	548
6.95%, 01/15/2038	383	472	2.88%, 10/16/2024	500	517
Kinder Morgan Inc/DE			7.50%, 09/15/2029	36	52
3.15%, 01/15/2023	400	402	Province of Saskatchewan Canada
5.05%, 02/15/2046	300	306	8.50%, 07/15/2022	17	20
Magellan Midstream Partners LP					$3,416
4.25%, 02/01/2021	750	768	REITs - 0.81%
MPLX LP			Alexandria Real Estate Equities Inc
4.13%, 03/01/2027	140	142	3.90%, 06/15/2023	750	782
4.50%, 04/15/2038	200	190	3.95%, 01/15/2028	300	311
4.88%, 12/01/2024	500	535	American Tower Corp
4.88%, 06/01/2025	100	107	3.38%, 10/15/2026	500	496
4.90%, 04/15/2058	165	157	3.50%, 01/31/2023	75	77
5.50%, 02/15/2049	130	138	4.70%, 03/15/2022	50	53
ONEOK Inc			5.90%, 11/01/2021	500	536
4.00%, 07/13/2027	300	303	AvalonBay Communities Inc
5.20%, 07/15/2048	400	417	3.30%, 06/01/2029	200	203
7.50%, 09/01/2023	300	348	3.50%, 11/15/2024	1,000	1,038
ONEOK Partners LP			3.63%, 10/01/2020	100	101
6.13%, 02/01/2041	30	34	4.15%, 07/01/2047	300	318
Plains All American Pipeline LP / PAA Finance			Boston Properties LP
Corp			2.75%, 10/01/2026	300	288
4.50%, 12/15/2026	500	522	3.13%, 09/01/2023	20	20
4.70%, 06/15/2044	30	28	3.65%, 02/01/2026	75	77
6.65%, 01/15/2037	500	570	5.63%, 11/15/2020	30	31
Sabine Pass Liquefaction LLC			Brixmor Operating Partnership LP
4.20%, 03/15/2028	75	76	3.65%, 06/15/2024	400	404
5.00%, 03/15/2027	375	400
5.63%, 02/01/2021	200	207
5.63%, 03/01/2025	75	82

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
REITs (continued)			REITs (continued)
Crown Castle International Corp			Weyerhaeuser Co
3.20%, 09/01/2024	$75	$75	4.70%, 03/15/2021	$30	$31
3.70%, 06/15/2026	510	516	7.38%, 03/15/2032	530	721
5.25%, 01/15/2023	500	537			$17,201
CubeSmart LP			Retail - 0.74%
4.38%, 12/15/2023	30	32	AutoZone Inc
Duke Realty LP			3.13%, 04/21/2026	500	497
3.75%, 12/01/2024	300	312	3.75%, 06/01/2027	300	308
3.88%, 10/15/2022	530	548	Costco Wholesale Corp
Essex Portfolio LP			2.15%, 05/18/2021	600	600
4.00%, 03/01/2029	300	315	2.30%, 05/18/2022	200	200
Federal Realty Investment Trust			3.00%, 05/18/2027	300	306
4.50%, 12/01/2044	300	326	Dollar Tree Inc
GLP Capital LP / GLP Financing II Inc			3.70%, 05/15/2023	85	87
5.25%, 06/01/2025	400	422	4.00%, 05/15/2025	60	62
HCP Inc			4.20%, 05/15/2028	130	131
3.88%, 08/15/2024	200	208	Home Depot Inc/The
4.20%, 03/01/2024	200	210	2.00%, 04/01/2021	500	497
4.25%, 11/15/2023	75	79	2.70%, 04/01/2023	50	51
Healthcare Trust of America Holdings LP			3.75%, 02/15/2024	500	527
2.95%, 07/01/2022	400	401	4.25%, 04/01/2046	670	719
Highwoods Realty LP			5.88%, 12/16/2036	330	426
3.20%, 06/15/2021	30	30	Kohl's Corp
Hospitality Properties Trust			4.25%, 07/17/2025	300	310
4.50%, 06/15/2023	500	517	Lowe's Cos Inc
4.65%, 03/15/2024	40	42	2.50%, 04/15/2026	90	87
Host Hotels & Resorts LP			3.10%, 05/03/2027	160	158
5.25%, 03/15/2022	500	525	3.38%, 09/15/2025	50	51
6.00%, 10/01/2021	30	32	3.65%, 04/05/2029	135	137
Kimco Realty Corp			3.70%, 04/15/2046	20	18
2.70%, 03/01/2024	300	295	3.88%, 09/15/2023	30	31
3.20%, 05/01/2021	750	756	4.38%, 09/15/2045	500	500
Liberty Property LP			4.55%, 04/05/2049	135	136
3.38%, 06/15/2023	40	41	McDonald's Corp
3.75%, 04/01/2025	90	92	3.25%, 06/10/2024	175	181
Mid-America Apartments LP			3.63%, 05/20/2021	750	766
3.60%, 06/01/2027	500	509	3.70%, 01/30/2026	115	120
National Retail Properties Inc			3.70%, 02/15/2042	300	281
3.60%, 12/15/2026	300	304	4.45%, 09/01/2048	300	315
4.80%, 10/15/2048	200	221	4.88%, 12/09/2045	340	374
Office Properties Income Trust			Nordstrom Inc
4.00%, 07/15/2022	300	302	5.00%, 01/15/2044	300	271
Omega Healthcare Investors Inc			O'Reilly Automotive Inc
4.75%, 01/15/2028	400	416	3.55%, 03/15/2026	500	505
4.95%, 04/01/2024	30	32	Starbucks Corp
Realty Income Corp			2.10%, 02/04/2021	750	743
3.25%, 10/15/2022	500	509	3.55%, 08/15/2029	500	508
4.13%, 10/15/2026	20	21	4.45%, 08/15/2049	300	308
Simon Property Group LP			4.50%, 11/15/2048	75	78
2.75%, 02/01/2023	250	251	Target Corp
4.75%, 03/15/2042	164	187	3.63%, 04/15/2046	300	291
UDR Inc			3.88%, 07/15/2020	500	508
4.00%, 10/01/2025	200	208	3.90%, 11/15/2047	60	61
Ventas Realty LP			TJX Cos Inc/The
3.75%, 05/01/2024	500	516	2.75%, 06/15/2021	25	25
4.88%, 04/15/2049	300	326	Walgreens Boots Alliance Inc
5.70%, 09/30/2043	225	264	4.80%, 11/18/2044	525	502
Weingarten Realty Investors			Walmart Inc
3.38%, 10/15/2022	120	121	2.35%, 12/15/2022	220	220
Welltower Inc			2.85%, 07/08/2024	225	228
4.00%, 06/01/2025	75	79	3.25%, 10/25/2020	550	557
4.13%, 03/15/2029	300	313	3.25%, 07/08/2029	155	160
4.25%, 04/15/2028	400	421	3.30%, 04/22/2024	550	568
4.50%, 01/15/2024	30	32	3.40%, 06/26/2023	350	364
5.25%, 01/15/2022	350	371	3.63%, 12/15/2047	90	92
			3.70%, 06/26/2028	255	271
			3.95%, 06/28/2038	195	208
			4.00%, 04/11/2043	750	799

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Retail (continued)			Software (continued)
Walmart Inc (continued)			Microsoft Corp (continued)
4.05%, 06/29/2048	$315	$342	4.00%, 02/12/2055	$75	$81
5.25%, 09/01/2035	40	50	4.10%, 02/06/2037	75	83
5.63%, 04/01/2040	40	52	4.20%, 11/03/2035	360	402
5.63%, 04/15/2041	60	79	4.25%, 02/06/2047	90	102
		$15,666	4.45%, 11/03/2045	207	239
Semiconductors - 0.42%			4.50%, 02/06/2057	640	751
Analog Devices Inc			4.75%, 11/03/2055	70	85
2.95%, 01/12/2021	300	301	Oracle Corp
Applied Materials Inc			1.90%, 09/15/2021	80	79
4.35%, 04/01/2047	45	48	2.40%, 09/15/2023	75	74
5.85%, 06/15/2041	500	621	2.50%, 10/15/2022	75	75
Broadcom Corp / Broadcom Cayman Finance Ltd			2.63%, 02/15/2023	330	329
3.00%, 01/15/2022	1,200	1,193	2.65%, 07/15/2026	30	29
3.88%, 01/15/2027	650	618	2.80%, 07/08/2021	500	504
Broadcom Inc			2.95%, 11/15/2024	50	51
3.63%, 10/15/2024(e)	415	407	2.95%, 05/15/2025	70	70
4.75%, 04/15/2029(e)	355	350	3.25%, 11/15/2027	340	347
Intel Corp			3.40%, 07/08/2024	550	568
2.45%, 07/29/2020	300	300	3.80%, 11/15/2037	265	266
2.60%, 05/19/2026	90	89	3.90%, 05/15/2035	130	134
2.88%, 05/11/2024	105	106	4.00%, 07/15/2046	1,000	1,005
3.15%, 05/11/2027	150	153	4.00%, 11/15/2047	75	76
3.30%, 10/01/2021	550	562	4.30%, 07/08/2034	75	81
3.73%, 12/08/2047	105	105	4.38%, 05/15/2055	150	160
4.90%, 07/29/2045	500	580	4.50%, 07/08/2044	50	54
KLA-Tencor Corp			5.38%, 07/15/2040	550	658
4.10%, 03/15/2029	300	308	6.13%, 07/08/2039	60	79
Micron Technology Inc					$13,481
4.64%, 02/06/2024	300	306	Sovereign - 1.31%
4.98%, 02/06/2026	300	306	Canada Government International Bond
5.33%, 02/06/2029	300	303	2.63%, 01/25/2022	500	508
NVIDIA Corp			Chile Government International Bond
2.20%, 09/16/2021	300	297	3.86%, 06/21/2047	300	310
3.20%, 09/16/2026	500	500	3.88%, 08/05/2020	750	764
QUALCOMM Inc			Colombia Government International Bond
2.60%, 01/30/2023	310	307	4.00%, 02/26/2024	500	515
3.25%, 05/20/2027	330	329	5.00%, 06/15/2045	350	365
3.45%, 05/20/2025	180	183	5.63%, 02/26/2044	500	558
4.65%, 05/20/2035	70	76	7.38%, 09/18/2037	500	650
4.80%, 05/20/2045	110	119	10.38%, 01/28/2033	400	614
Texas Instruments Inc			Export Development Canada
2.25%, 05/01/2023	400	401	1.75%, 07/21/2020	750	747
4.15%, 05/15/2048	105	115	2.63%, 02/21/2024	300	308
		$8,983	Export-Import Bank of Korea
Software - 0.64%			1.88%, 10/21/2021	350	345
Autodesk Inc			5.00%, 04/11/2022	500	533
3.50%, 06/15/2027	400	395	Hungary Government International Bond
Fidelity National Information Services Inc			5.38%, 03/25/2024	500	553
3.63%, 10/15/2020	200	202	6.38%, 03/29/2021	500	532
4.75%, 05/15/2048	400	429	Indonesia Government International Bond
5.00%, 10/15/2025	126	139	4.10%, 04/24/2028	500	513
Fiserv Inc			4.35%, 01/11/2048	200	201
2.70%, 06/01/2020	1,000	1,001	4.75%, 02/11/2029	300	323
3.50%, 10/01/2022	30	31	Israel Government AID Bond
3.85%, 06/01/2025	105	109	5.50%, 09/18/2023	65	74
Microsoft Corp			5.50%, 04/26/2024	65	75
1.55%, 08/08/2021	35	35	5.50%, 09/18/2033	33	44
2.38%, 02/12/2022	750	753	Israel Government International Bond
2.40%, 02/06/2022	500	502	4.00%, 06/30/2022	650	678
2.40%, 08/08/2026	560	551	Japan Bank for International Cooperation
3.13%, 11/03/2025	270	279	2.13%, 02/10/2025	300	296
3.30%, 02/06/2027	105	109	2.25%, 11/04/2026	1,000	983
3.45%, 08/08/2036	1,140	1,168	2.38%, 04/20/2026	500	497
3.50%, 02/12/2035	75	77	3.00%, 05/29/2024	300	309
3.63%, 12/15/2023	550	577	Korea International Bond
3.70%, 08/08/2046	575	598	2.75%, 01/19/2027	250	252
3.95%, 08/08/2056	135	144

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)			Supranational Bank (continued)
Mexico Government International Bond			European Bank for Reconstruction &
3.63%, 03/15/2022	$570	$580	Development
3.75%, 01/11/2028	225	223	1.13%, 08/24/2020	$1,000	$988
4.13%, 01/21/2026	500	512	1.88%, 02/23/2022	500	498
4.50%, 04/22/2029	500	519	European Investment Bank
4.60%, 01/23/2046	500	486	1.38%, 06/15/2020	1,330	1,319
4.60%, 02/10/2048	300	294	1.88%, 02/10/2025	250	248
4.75%, 03/08/2044	210	208	2.00%, 03/15/2021	795	794
5.75%, 10/12/2110	500	514	2.25%, 03/15/2022	500	504
6.75%, 09/27/2034	750	919	2.25%, 06/24/2024	290	293
8.30%, 08/15/2031	97	132	2.38%, 05/24/2027	650	660
Panama Government International Bond			2.50%, 04/15/2021	650	655
3.75%, 03/16/2025	250	260	2.50%, 03/15/2023	440	447
4.50%, 05/15/2047	500	539	2.63%, 05/20/2022	1,000	1,016
4.50%, 04/16/2050	200	214	2.88%, 09/15/2020	1,100	1,111
8.88%, 09/30/2027	570	796	2.88%, 12/15/2021	600	613
Peruvian Government International Bond			4.88%, 02/15/2036	500	651
5.63%, 11/18/2050	400	525	FMS Wertmanagement
8.75%, 11/21/2033	350	551	2.00%, 08/01/2022	800	800
Philippine Government International Bond			Inter-American Development Bank
3.00%, 02/01/2028	300	301	2.13%, 01/18/2022	500	502
3.70%, 03/01/2041	500	520	2.13%, 01/15/2025	500	501
4.00%, 01/15/2021	750	766	2.38%, 07/07/2027	1,500	1,520
7.75%, 01/14/2031	140	200	2.50%, 01/18/2023	330	336
10.63%, 03/16/2025	600	852	2.63%, 04/19/2021	500	505
Republic of Italy Government International Bond			3.13%, 09/18/2028	300	322
5.38%, 06/15/2033	40	44	4.38%, 01/24/2044	50	64
6.88%, 09/27/2023	550	613	International Bank for Reconstruction &
Republic of Poland Government International			Development
Bond			1.38%, 05/24/2021	345	341
5.00%, 03/23/2022	500	532	1.38%, 09/20/2021	320	316
5.13%, 04/21/2021	580	607	1.63%, 09/04/2020	2,500	2,483
Svensk Exportkredit AB			1.88%, 10/07/2022	180	179
1.75%, 08/28/2020	400	398	1.88%, 10/27/2026	1,000	979
Tennessee Valley Authority			2.25%, 06/24/2021	750	754
3.50%, 12/15/2042	100	107	2.50%, 07/29/2025	270	276
3.88%, 02/15/2021	400	412	3.00%, 09/27/2023	300	313
4.25%, 09/15/2065	150	186	7.63%, 01/19/2023	933	1,112
4.63%, 09/15/2060	300	394	International Finance Corp
5.25%, 09/15/2039	250	331	1.63%, 07/16/2020	200	199
5.38%, 04/01/2056	61	90	2.13%, 04/07/2026	1,000	999
5.88%, 04/01/2036	600	824	Nordic Investment Bank
6.75%, 11/01/2025	57	72	1.50%, 09/29/2020	400	397
Tunisia Government AID Bonds					$28,902
1.42%, 08/05/2021	250	245	Telecommunications - 1.18%
Ukraine Government AID Bonds			America Movil SAB de CV
1.47%, 09/29/2021	250	246	3.63%, 04/22/2029	500	507
Uruguay Government International Bond			6.13%, 03/30/2040	450	570
4.13%, 11/20/2045	386	377	AT&T Inc
4.38%, 10/27/2027	210	220	3.00%, 06/30/2022	90	91
7.63%, 03/21/2036	400	549	3.20%, 03/01/2022	230	233
		$27,705	3.88%, 08/15/2021	20	20
Supranational Bank - 1.37%			3.90%, 03/11/2024	500	521
African Development Bank			3.95%, 01/15/2025	500	520
2.38%, 09/23/2021	15	15	4.10%, 02/15/2028	575	592
3.00%, 09/20/2023	600	623	4.13%, 02/17/2026	75	78
Asian Development Bank			4.30%, 02/15/2030	937	969
1.75%, 06/08/2021	1,000	994	4.35%, 03/01/2029	500	522
1.75%, 09/13/2022	500	496	4.35%, 06/15/2045	1,090	1,037
2.13%, 11/24/2021	800	803	4.50%, 05/15/2035	500	504
2.13%, 03/19/2025	300	300	4.50%, 03/09/2048	110	106
2.38%, 08/10/2027	500	507	4.55%, 03/09/2049	500	485
2.75%, 03/17/2023	670	688	4.75%, 05/15/2046	90	90
2.75%, 01/19/2028	130	135	4.85%, 03/01/2039	900	922
5.82%, 06/16/2028	39	49	5.15%, 11/15/2046	905	943
Corp Andina de Fomento			5.25%, 03/01/2037	75	80
3.25%, 02/11/2022	1,000	1,013	5.35%, 09/01/2040	54	58
4.38%, 06/15/2022	559	584	5.55%, 08/15/2041	75	83

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)			Transportation (continued)
AT&T Inc (continued)			Canadian Pacific Railway Co
6.38%, 03/01/2041	$75	$90	2.90%, 02/01/2025	$500	$506
British Telecommunications PLC			4.45%, 03/15/2023	30	32
9.62%, 12/15/2030	600	872	6.13%, 09/15/2115	75	99
Cisco Systems Inc			CSX Corp
1.85%, 09/20/2021	750	740	2.60%, 11/01/2026	350	339
2.45%, 06/15/2020	460	460	3.40%, 08/01/2024	600	622
2.50%, 09/20/2026	60	59	3.80%, 03/01/2028	75	78
2.95%, 02/28/2026	300	300	4.30%, 03/01/2048	200	210
5.50%, 01/15/2040	60	77	4.75%, 05/30/2042	430	472
Corning Inc			FedEx Corp
4.25%, 08/15/2020	500	511	3.25%, 04/01/2026	713	724
Deutsche Telekom International Finance BV			3.88%, 08/01/2042	30	27
8.75%, 06/15/2030	530	745	4.00%, 01/15/2024	250	264
Juniper Networks Inc			4.55%, 04/01/2046	500	494
4.35%, 06/15/2025	200	209	Norfolk Southern Corp
Orange SA			3.00%, 04/01/2022	500	507
4.13%, 09/14/2021	30	31	3.25%, 12/01/2021	40	41
5.38%, 01/13/2042	30	35	3.94%, 11/01/2047	192	190
9.00%, 03/01/2031	500	742	4.15%, 02/28/2048	500	517
Rogers Communications Inc			4.84%, 10/01/2041	30	34
5.00%, 03/15/2044	200	225	Union Pacific Corp
7.50%, 08/15/2038	250	349	2.75%, 03/01/2026	500	494
Telefonica Emisiones SA			3.80%, 10/01/2051	280	266
5.21%, 03/08/2047	500	515	3.95%, 09/10/2028	140	149
7.05%, 06/20/2036	530	657	4.10%, 09/15/2067	500	475
Telefonica Europe BV			4.16%, 07/15/2022	575	601
8.25%, 09/15/2030	350	479	4.30%, 03/01/2049	90	95
Verizon Communications Inc			4.50%, 09/10/2048	75	81
2.63%, 08/15/2026	500	485	4.80%, 09/10/2058	145	160
2.95%, 03/15/2022	358	363	United Parcel Service Inc
3.13%, 03/16/2022	255	259	3.13%, 01/15/2021	530	536
3.50%, 11/01/2024	1,000	1,035	3.40%, 03/15/2029	300	311
3.85%, 11/01/2042	90	86	3.63%, 10/01/2042	500	480
3.88%, 02/08/2029	500	523	3.75%, 11/15/2047	110	107
4.33%, 09/21/2028	60	65	4.25%, 03/15/2049	300	314
4.40%, 11/01/2034	80	85	4.88%, 11/15/2040	30	34
4.52%, 09/15/2048	50	53			$11,595
4.67%, 03/15/2055	568	605	Water - 0.03%
4.81%, 03/15/2039	75	82	American Water Capital Corp
4.86%, 08/21/2046	1,250	1,371	3.45%, 06/01/2029	200	203
5.01%, 08/21/2054	682	765	3.75%, 09/01/2047	140	136
5.15%, 09/15/2023	1,000	1,104	4.15%, 06/01/2049	220	226
5.25%, 03/16/2037	75	86	6.59%, 10/15/2037	13	18
5.50%, 03/16/2047	45	54			$583
6.55%, 09/15/2043	60	80	TOTAL BONDS		$678,244
Vodafone Group PLC				Principal
3.75%, 01/16/2024	75	77	MUNICIPAL BONDS - 0.71%	Amount (000's) Value (000's)
4.13%, 05/30/2025	75	78	California - 0.21%
4.38%, 05/30/2028	375	391	Bay Area Toll Authority
5.00%, 05/30/2038	80	82	6.26%, 04/01/2049	$175	$259
5.25%, 05/30/2048	815	846	6.91%, 10/01/2050	250	404
6.15%, 02/27/2037	240	276	East Bay Municipal Utility District Water System
		$24,878	Revenue
Transportation - 0.55%			5.87%, 06/01/2040	20	27
Burlington Northern Santa Fe LLC			Los Angeles Department of Water & Power Power
3.65%, 09/01/2025	500	526	System Revenue
4.05%, 06/15/2048	75	79	6.57%, 07/01/2045	250	377
4.15%, 04/01/2045	200	212	Los Angeles Unified School District/CA
4.40%, 03/15/2042	30	33	5.76%, 07/01/2029	900	1,092
4.55%, 09/01/2044	400	445	Regents of the University of California Medical
4.90%, 04/01/2044	45	52	Center Pooled Revenue
5.40%, 06/01/2041	400	485	6.55%, 05/15/2048	20	29
Canadian National Railway Co			State of California
2.85%, 12/15/2021	500	504	3.50%, 04/01/2028	115	123
			7.30%, 10/01/2039	300	448
			7.70%, 11/01/2030	500	537

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
California (continued)			Wisconsin - 0.02%
University of California			State of Wisconsin (credit support from AGM)
3.06%, 07/01/2025	$400	$415	5.70%, 05/01/2026(g)	$320	$365
5.77%, 05/15/2043	530	708	TOTAL MUNICIPAL BONDS		$15,000
		$4,419	U.S. GOVERNMENT & GOVERNMENT	Principal
Colorado - 0.02%			AGENCY OBLIGATIONS - 67.05%	Amount (000's) Value (000's)
Regional Transportation District			Federal Home Loan Mortgage Corporation (FHLMC) - 5.97%
5.84%, 11/01/2050	250	355	2.00%, 03/01/2028	$48	$48
Connecticut - 0.03%			2.00%, 08/01/2028	269	266
State of Connecticut			2.00%, 01/01/2030	70	70
5.85%, 03/15/2032	530	662	2.00%, 09/01/2031	167	164
Florida - 0.02%			2.00%, 12/01/2031	227	222
State Board of Administration Finance Corp			2.50%, 03/01/2027	90	91
3.00%, 07/01/2020	500	504	2.50%, 08/01/2027	68	68
Georgia - 0.02%			2.50%, 08/01/2028	179	180
Municipal Electric Authority of Georgia			2.50%, 09/01/2029	424	425
6.64%, 04/01/2057	338	405	2.50%, 12/01/2029	543	544
			2.50%, 01/01/2030	562	563
Illinois - 0.05%			2.50%, 09/01/2030	1,276	1,279
Chicago Transit Authority			2.50%, 01/01/2031	480	481
6.20%, 12/01/2040	30	39	2.50%, 01/01/2031	305	305
6.90%, 12/01/2040	300	404	2.50%, 02/01/2031	476	477
City of Chicago IL			2.50%, 04/01/2031	157	158
6.31%, 01/01/2044	30	31	2.50%, 12/01/2031	745	746
State of Illinois			2.50%, 01/01/2032	151	151
4.95%, 06/01/2023	85	88	2.50%, 01/01/2032	765	766
5.10%, 06/01/2033	400	413	2.50%, 03/01/2032	230	230
		$975	2.50%, 11/01/2032	314	314
New Jersey - 0.07%			2.50%, 03/01/2033	279	279
New Jersey Economic Development			2.50%, 04/01/2033	261	261
Authority (credit support from AGM)			2.50%, 05/01/2033	686	686
0.00%, 02/15/2023(d),(g)	50	45	2.50%, 06/01/2033	483	483
New Jersey Economic Development			2.50%, 11/01/2036	161	160
Authority (credit support from NATL)			2.50%, 01/01/2043	145	143
7.43%, 02/15/2029(g)	450	568	2.50%, 07/01/2043	69	68
New Jersey Transportation Trust Fund Authority			2.50%, 01/01/2046	74	73
6.56%, 12/15/2040	146	198	2.50%, 11/01/2046	128	126
New Jersey Turnpike Authority (credit support			3.00%, 01/01/2021	29	30
from NEW JERSEY ST TPK AUTH TPK REV)			3.00%, 09/01/2021	2	2
7.41%, 01/01/2040(g)	500	769	3.00%, 10/01/2021	98	99
		$1,580	3.00%, 12/01/2021	62	63
New York - 0.15%			3.00%, 02/01/2023	102	105
City of New York NY			3.00%, 02/01/2027	104	106
6.27%, 12/01/2037	500	690	3.00%, 02/01/2027	276	281
New York City Water & Sewer System			3.00%, 05/01/2027	33	34
5.72%, 06/15/2042	280	389	3.00%, 06/01/2027	98	99
5.95%, 06/15/2042	250	351	3.00%, 07/01/2028	40	40
New York State Urban Development Corp			3.00%, 11/01/2028	358	364
5.77%, 03/15/2039	465	564	3.00%, 04/01/2029	338	343
Port Authority of New York & New Jersey			3.00%, 07/01/2029	66	67
4.46%, 10/01/2062	500	591	3.00%, 09/01/2029	315	320
5.65%, 11/01/2040	400	530	3.00%, 10/01/2029	460	467
		$3,115	3.00%, 10/01/2029	240	244
Ohio - 0.04%			3.00%, 11/01/2029	209	212
American Municipal Power Inc			3.00%, 12/01/2029	64	65
7.83%, 02/15/2041	300	472	3.00%, 01/01/2030	182	185
Ohio State University/The			3.00%, 03/01/2030	32	32
3.80%, 12/01/2046	350	378	3.00%, 04/01/2030	119	121
4.91%, 06/01/2040	50	62	3.00%, 11/01/2030	169	172
		$912	3.00%, 11/01/2030	285	290
Texas - 0.08%			3.00%, 01/01/2031	589	598
City of Houston TX			3.00%, 02/01/2031	43	44
6.29%, 03/01/2032	465	567	3.00%, 03/01/2031	71	72
Dallas Area Rapid Transit			3.00%, 03/01/2031	118	119
5.02%, 12/01/2048	30	38	3.00%, 04/01/2031	476	483
State of Texas			3.00%, 05/01/2032	478	485
4.68%, 04/01/2040	600	710	3.00%, 12/01/2032	251	255
5.52%, 04/01/2039	300	393	3.00%, 02/01/2033	191	194
		$1,708	3.00%, 03/01/2033	260	264

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 04/01/2033	$65	$66	3.50%, 11/01/2025	$4	$4
3.00%, 07/01/2033	448	455	3.50%, 12/01/2025	53	55
3.00%, 09/01/2033	207	210	3.50%, 02/01/2026	24	25
3.00%, 10/01/2033	277	281	3.50%, 04/01/2026	90	93
3.00%, 09/01/2034	334	339	3.50%, 06/01/2026	12	12
3.00%, 10/01/2034	235	239	3.50%, 08/01/2026	13	13
3.00%, 12/01/2034	74	75	3.50%, 12/01/2028	60	62
3.00%, 04/01/2035	198	200	3.50%, 02/01/2029	51	53
3.00%, 06/01/2035	277	281	3.50%, 06/01/2029	317	326
3.00%, 04/01/2036	185	187	3.50%, 09/01/2029	13	13
3.00%, 04/01/2036	134	136	3.50%, 02/01/2030	233	240
3.00%, 09/01/2036	108	110	3.50%, 09/01/2030	48	49
3.00%, 09/01/2036	232	235	3.50%, 12/01/2031	299	308
3.00%, 11/01/2036	79	80	3.50%, 09/01/2033	372	382
3.00%, 02/01/2037	242	245	3.50%, 05/01/2034	117	121
3.00%, 04/01/2038	231	234	3.50%, 05/01/2034	323	334
3.00%, 09/01/2042	1,631	1,647	3.50%, 11/01/2034	138	143
3.00%, 10/01/2042	396	400	3.50%, 01/01/2035	270	280
3.00%, 11/01/2042	659	665	3.50%, 06/01/2035	235	242
3.00%, 01/01/2043	117	118	3.50%, 03/01/2037	510	525
3.00%, 01/01/2043	116	117	3.50%, 04/01/2037	128	131
3.00%, 02/01/2043	625	631	3.50%, 06/01/2037	261	269
3.00%, 04/01/2043	1,059	1,069	3.50%, 11/01/2041	38	39
3.00%, 07/01/2043	138	139	3.50%, 01/01/2042	35	36
3.00%, 08/01/2043	1,060	1,070	3.50%, 04/01/2042	45	46
3.00%, 08/01/2043	860	866	3.50%, 06/01/2042	202	208
3.00%, 09/01/2043	181	183	3.50%, 06/01/2042	952	979
3.00%, 10/01/2043	138	139	3.50%, 06/01/2042	39	40
3.00%, 12/01/2044	494	499	3.50%, 06/01/2042	752	773
3.00%, 01/01/2045	26	26	3.50%, 07/01/2042	2,047	2,105
3.00%, 01/01/2045	127	128	3.50%, 08/01/2042	35	36
3.00%, 03/01/2045	305	308	3.50%, 10/01/2042	1,050	1,080
3.00%, 04/01/2045	913	922	3.50%, 08/01/2043	378	388
3.00%, 06/01/2045	605	611	3.50%, 01/01/2044	492	506
3.00%, 08/01/2045	962	972	3.50%, 08/01/2044	22	23
3.00%, 08/01/2045	40	40	3.50%, 01/01/2045	665	681
3.00%, 12/01/2045	1,118	1,129	3.50%, 02/01/2045	283	290
3.00%, 01/01/2046	108	109	3.50%, 02/01/2045	194	198
3.00%, 03/01/2046	681	687	3.50%, 03/01/2045	479	491
3.00%, 04/01/2046	356	359	3.50%, 03/01/2045	922	945
3.00%, 04/01/2046	1,254	1,266	3.50%, 06/01/2045	497	509
3.00%, 06/01/2046	1,004	1,013	3.50%, 07/01/2045	488	499
3.00%, 06/01/2046	398	401	3.50%, 08/01/2045	322	330
3.00%, 07/01/2046	399	403	3.50%, 09/01/2045	646	662
3.00%, 09/01/2046	1,033	1,043	3.50%, 09/01/2045	476	487
3.00%, 10/01/2046	248	251	3.50%, 10/01/2045	60	61
3.00%, 10/01/2046	108	109	3.50%, 12/01/2045	1,253	1,283
3.00%, 11/01/2046	923	931	3.50%, 01/01/2046	1,121	1,148
3.00%, 11/01/2046	19	19	3.50%, 03/01/2046	773	792
3.00%, 11/01/2046	479	483	3.50%, 03/01/2046	2,453	2,512
3.00%, 11/01/2046	1,138	1,147	3.50%, 04/01/2046	597	612
3.00%, 11/01/2046	413	417	3.50%, 04/01/2046	1,245	1,274
3.00%, 12/01/2046	1,068	1,077	3.50%, 05/01/2046	767	785
3.00%, 12/01/2046	1,094	1,104	3.50%, 05/01/2046	830	848
3.00%, 01/01/2047	600	605	3.50%, 06/01/2046	686	701
3.00%, 02/01/2047	422	425	3.50%, 08/01/2046	352	360
3.00%, 03/01/2047	329	331	3.50%, 09/01/2046	479	489
3.00%, 04/01/2047	969	978	3.50%, 04/01/2047	830	849
3.00%, 09/01/2047	385	388	3.50%, 11/01/2047	1,487	1,522
3.00%, 10/01/2047	581	585	3.50%, 11/01/2047	927	948
3.00%, 01/01/2048	490	492	3.50%, 12/01/2047	1,268	1,297
3.50%, 01/01/2021	36	37	3.50%, 12/01/2047	676	692
3.50%, 01/01/2021	14	15	3.50%, 12/01/2047	1,461	1,498
3.50%, 03/01/2021	10	10	3.50%, 12/01/2047	568	581
3.50%, 03/01/2021	94	97	3.50%, 12/01/2047	26	27
3.50%, 10/01/2025	94	97	3.50%, 01/01/2048	1,469	1,503
3.50%, 10/01/2025	21	21	3.50%, 03/01/2048	1,157	1,183
3.50%, 11/01/2025	7	7	3.50%, 06/01/2048	471	481

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 08/01/2048	$955	$976	4.50%, 02/01/2039	$16	$17
4.00%, 07/01/2020	36	37	4.50%, 04/01/2039	19	20
4.00%, 07/01/2024	9	10	4.50%, 09/01/2039	25	27
4.00%, 12/01/2024	153	158	4.50%, 10/01/2039	448	479
4.00%, 08/01/2025	14	14	4.50%, 10/01/2039	25	27
4.00%, 10/01/2025	10	11	4.50%, 11/01/2039	28	29
4.00%, 03/01/2026	3	3	4.50%, 02/01/2040	21	23
4.00%, 12/01/2030	29	30	4.50%, 02/01/2040	8	8
4.00%, 11/01/2033	199	209	4.50%, 02/01/2040	31	33
4.00%, 07/01/2034	134	141	4.50%, 05/01/2040	14	14
4.00%, 04/01/2038	338	353	4.50%, 05/01/2040	5	6
4.00%, 07/01/2039	53	56	4.50%, 07/01/2040	20	22
4.00%, 12/01/2040	56	59	4.50%, 08/01/2040	19	20
4.00%, 12/01/2040	280	292	4.50%, 08/01/2040	27	29
4.00%, 12/01/2040	65	68	4.50%, 08/01/2040	17	18
4.00%, 10/01/2041	69	72	4.50%, 09/01/2040	22	23
4.00%, 12/01/2041	45	47	4.50%, 01/01/2041	8	8
4.00%, 01/01/2042	12	13	4.50%, 02/01/2041	282	302
4.00%, 01/01/2044	22	23	4.50%, 03/01/2041	383	409
4.00%, 02/01/2044	14	15	4.50%, 05/01/2041	20	21
4.00%, 02/01/2044	260	272	4.50%, 06/01/2041	494	520
4.00%, 03/01/2044	75	78	4.50%, 06/01/2041	12	13
4.00%, 04/01/2044	360	374	4.50%, 08/01/2041	6	7
4.00%, 05/01/2044	148	153	4.50%, 08/01/2041	32	34
4.00%, 06/01/2044	263	273	4.50%, 03/01/2042	17	18
4.00%, 07/01/2044	475	494	4.50%, 09/01/2043	150	159
4.00%, 07/01/2044	45	47	4.50%, 10/01/2043	9	9
4.00%, 07/01/2044	194	202	4.50%, 11/01/2043	355	376
4.00%, 07/01/2044	584	606	4.50%, 11/01/2043	109	115
4.00%, 08/01/2044	10	10	4.50%, 12/01/2043	245	257
4.00%, 09/01/2044	162	168	4.50%, 02/01/2044	56	59
4.00%, 11/01/2044	472	491	4.50%, 03/01/2044	520	550
4.00%, 11/01/2044	25	25	4.50%, 04/01/2044	233	246
4.00%, 12/01/2044	1,890	1,962	4.50%, 09/01/2044	67	71
4.00%, 12/01/2044	328	341	4.50%, 09/01/2044	33	34
4.00%, 01/01/2045	476	494	4.50%, 09/01/2044	352	372
4.00%, 02/01/2045	19	20	4.50%, 10/01/2044	309	326
4.00%, 04/01/2045	72	75	4.50%, 10/01/2044	139	146
4.00%, 05/01/2045	237	247	4.50%, 11/01/2044	327	344
4.00%, 07/01/2045	363	377	4.50%, 01/01/2045	54	57
4.00%, 08/01/2045	677	703	4.50%, 09/01/2045	375	396
4.00%, 09/01/2045	1,739	1,805	4.50%, 05/01/2046	75	78
4.00%, 10/01/2045	140	145	4.50%, 02/01/2047	129	135
4.00%, 10/01/2045	972	1,008	4.50%, 03/01/2047	223	234
4.00%, 11/01/2045	615	638	4.50%, 07/01/2047	189	198
4.00%, 11/01/2045	103	106	4.50%, 11/01/2047	44	46
4.00%, 12/01/2045	129	134	4.50%, 05/01/2048	552	580
4.00%, 02/01/2046	192	200	4.50%, 07/01/2048	273	286
4.00%, 05/01/2046	260	270	4.50%, 09/01/2048	1,431	1,495
4.00%, 06/01/2046	69	72	4.50%, 11/01/2048	931	972
4.00%, 03/01/2047	541	561	5.00%, 04/01/2021	4	5
4.00%, 10/01/2047	1,020	1,058	5.00%, 09/01/2033	7	8
4.00%, 12/01/2047	1,252	1,299	5.00%, 09/01/2033	176	189
4.00%, 05/01/2048	23	24	5.00%, 08/01/2035	8	8
4.00%, 07/01/2048	1,151	1,193	5.00%, 10/01/2035	1	1
4.00%, 09/01/2048	478	494	5.00%, 11/01/2035	101	108
4.00%, 09/01/2048	756	780	5.00%, 08/01/2036	15	16
4.00%, 10/01/2048	1,613	1,667	5.00%, 10/01/2036	66	70
4.00%, 11/01/2048	492	510	5.00%, 11/01/2036	11	12
4.00%, 11/01/2048	1,490	1,539	5.00%, 12/01/2036	276	297
4.00%, 12/01/2048	1,704	1,759	5.00%, 06/01/2037	8	9
4.00%, 01/01/2049	1,538	1,588	5.00%, 12/01/2038	56	61
4.00%, 02/01/2049	1,150	1,190	5.00%, 01/01/2039	14	15
4.50%, 12/01/2019	9	10	5.00%, 01/01/2039	13	14
4.50%, 01/01/2024	6	6	5.00%, 08/01/2039	149	160
4.50%, 08/01/2025	18	18	5.00%, 09/01/2039	14	15
4.50%, 10/01/2030	125	132	5.00%, 11/01/2039	352	380
4.50%, 05/01/2031	14	15	5.00%, 01/01/2040	29	32

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
5.00%, 07/01/2040	$55	$59	Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 08/01/2040	28	30	2.50%, 01/01/2031	$30	$30
5.00%, 09/01/2040	8	8	2.50%, 03/01/2031	113	113
5.00%, 02/01/2041	85	92	2.50%, 03/01/2031	617	618
5.00%, 03/01/2041	120	129	2.50%, 03/01/2031	466	466
5.00%, 09/01/2041	18	20	2.50%, 05/01/2031	134	134
5.00%, 12/01/2041	156	167	2.50%, 05/01/2031	224	224
5.00%, 02/01/2042	625	674	2.50%, 07/01/2031	527	527
5.00%, 04/01/2044	160	172	2.50%, 11/01/2031	751	752
5.00%, 02/01/2048	224	237	2.50%, 11/01/2031	370	371
5.00%, 06/01/2048	268	283	2.50%, 12/01/2031	151	151
5.00%, 07/01/2048	138	146	2.50%, 12/01/2031	378	378
5.50%, 06/01/2034	107	117	2.50%, 12/01/2031	132	132
5.50%, 07/01/2036	24	26	2.50%, 01/01/2032	222	222
5.50%, 01/01/2037	33	35	2.50%, 01/01/2032	377	377
5.50%, 09/01/2037	11	12	2.50%, 02/01/2032	208	208
5.50%, 11/01/2037	13	14	2.50%, 03/01/2032	235	235
5.50%, 04/01/2038	7	8	2.50%, 09/01/2032	209	209
5.50%, 07/01/2038	123	134	2.50%, 12/01/2032	479	479
5.50%, 07/01/2038	148	162	2.50%, 01/01/2033	43	43
5.50%, 07/01/2038	123	134	2.50%, 07/01/2033	20	20
5.50%, 07/01/2038	6	7	2.50%, 10/01/2036	234	232
5.50%, 09/01/2038	13	14	2.50%, 10/01/2036	80	80
5.50%, 12/01/2038	254	276	2.50%, 12/01/2036	207	206
5.50%, 12/01/2038	1	1	2.50%, 12/01/2042	53	52
5.50%, 10/01/2039	393	430	2.50%, 01/01/2043	150	148
5.50%, 11/01/2039	63	68	2.50%, 02/01/2043	47	46
5.50%, 01/01/2040	12	13	2.50%, 05/01/2043	198	196
5.50%, 03/01/2040	8	8	2.50%, 10/01/2043	151	149
5.50%, 06/01/2040	17	19	2.50%, 05/01/2046	25	25
5.50%, 06/01/2041	165	180	2.50%, 08/01/2046	149	147
6.00%, 04/01/2023	1	1	2.50%, 12/01/2046	193	190
6.00%, 12/01/2037	13	14	2.50%, 12/01/2046	199	196
6.00%, 04/01/2038	405	455	2.50%, 01/01/2047	51	50
6.00%, 05/01/2038	41	46	2.50%, 01/01/2047	24	24
6.00%, 07/01/2038	22	24	3.00%, 12/01/2020	2	2
6.00%, 10/01/2038	1	2	3.00%, 11/01/2025	67	68
6.00%, 11/01/2038	140	154	3.00%, 01/01/2026	70	71
6.00%, 01/01/2039	43	48	3.00%, 11/01/2026	54	55
6.50%, 09/01/2039	27	31	3.00%, 02/01/2027	42	43
		$126,256	3.00%, 03/01/2027	96	97
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage			3.00%, 04/01/2027	149	151
Corporation (FHLMC) Uniform Mortgage-Backed Security - 13.31%			3.00%, 07/01/2027	47	48
2.00%, 11/01/2028	51	50	3.00%, 10/01/2027	119	121
2.00%, 09/01/2029	431	426	3.00%, 01/01/2029	125	127
2.00%, 01/01/2030	66	65	3.00%, 02/01/2029	105	107
2.00%, 01/01/2030	29	28	3.00%, 03/01/2029	8	8
2.00%, 05/01/2030	181	178	3.00%, 04/01/2029	413	419
2.00%, 12/01/2031	305	299	3.00%, 11/01/2029	60	61
2.00%, 02/01/2032	181	178	3.00%, 11/01/2029	95	96
2.00%, 07/01/2032	42	42	3.00%, 12/01/2029	119	121
2.50%, 01/01/2028	167	168	3.00%, 12/01/2029	231	234
2.50%, 07/01/2028	428	430	3.00%, 01/01/2030	645	654
2.50%, 07/01/2028	155	156	3.00%, 01/01/2030	550	558
2.50%, 08/01/2028	16	16	3.00%, 01/01/2030	116	118
2.50%, 11/01/2028	538	541	3.00%, 06/01/2030(h)	4,850	4,919
2.50%, 09/01/2029	352	353	3.00%, 06/01/2030	404	410
2.50%, 11/01/2029	41	41	3.00%, 07/01/2030	700	710
2.50%, 12/01/2029	479	479	3.00%, 09/01/2030	131	133
2.50%, 02/01/2030	115	115	3.00%, 10/01/2030	600	608
2.50%, 03/01/2030	26	26	3.00%, 11/01/2030	549	557
2.50%, 03/01/2030	368	368	3.00%, 11/01/2030	14	14
2.50%, 05/01/2030	390	391	3.00%, 12/01/2030	100	102
2.50%, 06/01/2030(h)	2,525	2,526	3.00%, 12/01/2030	467	474
2.50%, 07/01/2030	145	145	3.00%, 02/01/2031	459	466
2.50%, 08/01/2030	497	498	3.00%, 03/01/2031	319	323
2.50%, 08/01/2030	435	436	3.00%, 04/01/2031	133	135
2.50%, 12/01/2030	517	517	3.00%, 09/01/2031	666	676

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage			Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)			Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 12/01/2031	$273	$277	3.00%, 05/01/2046	$305	$308
3.00%, 08/01/2032	244	247	3.00%, 08/01/2046	254	257
3.00%, 09/01/2032	165	167	3.00%, 09/01/2046	1,038	1,047
3.00%, 01/01/2033	63	64	3.00%, 10/01/2046	1,079	1,088
3.00%, 04/01/2033	63	63	3.00%, 11/01/2046	490	494
3.00%, 09/01/2034	466	473	3.00%, 11/01/2046	735	741
3.00%, 11/01/2034	347	352	3.00%, 11/01/2046	999	1,007
3.00%, 12/01/2034	171	173	3.00%, 11/01/2046	1,435	1,447
3.00%, 02/01/2035	250	253	3.00%, 11/01/2046	1,164	1,169
3.00%, 02/01/2035	145	147	3.00%, 11/01/2046	947	956
3.00%, 05/01/2035	743	754	3.00%, 11/01/2046	597	603
3.00%, 06/01/2035	427	433	3.00%, 12/01/2046	1,017	1,025
3.00%, 11/01/2035	181	183	3.00%, 12/01/2046	432	435
3.00%, 02/01/2036	191	194	3.00%, 12/01/2046	987	995
3.00%, 07/01/2036	314	318	3.00%, 01/01/2047	1,095	1,103
3.00%, 12/01/2036	217	221	3.00%, 02/01/2047	616	621
3.00%, 12/01/2036	374	379	3.00%, 02/01/2047	415	418
3.00%, 12/01/2036	339	344	3.00%, 03/01/2047	338	341
3.00%, 02/01/2037	345	349	3.00%, 04/01/2047	76	77
3.00%, 04/01/2042	177	179	3.00%, 07/01/2047	1,267	1,277
3.00%, 11/01/2042	671	677	3.00%, 10/01/2047	20	20
3.00%, 11/01/2042	790	797	3.00%, 09/01/2048	568	571
3.00%, 12/01/2042	1,718	1,734	3.00%, 07/01/2049(h)	1,500	1,505
3.00%, 04/01/2043	18	18	3.50%, 10/01/2025	147	151
3.00%, 04/01/2043	702	708	3.50%, 11/01/2025	26	27
3.00%, 04/01/2043	382	386	3.50%, 12/01/2025	131	135
3.00%, 04/01/2043	181	182	3.50%, 01/01/2026	81	83
3.00%, 04/01/2043	690	696	3.50%, 01/01/2026	411	423
3.00%, 05/01/2043	328	331	3.50%, 01/01/2026	19	19
3.00%, 05/01/2043	48	49	3.50%, 05/01/2026	152	156
3.00%, 05/01/2043	170	172	3.50%, 08/01/2026	24	24
3.00%, 05/01/2043	558	563	3.50%, 09/01/2026	225	231
3.00%, 05/01/2043	681	688	3.50%, 10/01/2026	346	355
3.00%, 05/01/2043	1,278	1,289	3.50%, 10/01/2026	291	299
3.00%, 06/01/2043	819	824	3.50%, 12/01/2026	224	230
3.00%, 06/01/2043	584	589	3.50%, 06/01/2027	226	233
3.00%, 06/01/2043	200	202	3.50%, 03/01/2029	139	143
3.00%, 07/01/2043	720	727	3.50%, 09/01/2029	233	240
3.00%, 07/01/2043	996	1,005	3.50%, 10/01/2029	358	368
3.00%, 07/01/2043	862	870	3.50%, 11/01/2029	7	7
3.00%, 07/01/2043	87	88	3.50%, 04/01/2030	23	24
3.00%, 07/01/2043	167	169	3.50%, 11/01/2030	122	125
3.00%, 08/01/2043	115	116	3.50%, 04/01/2032	30	31
3.00%, 08/01/2043	948	957	3.50%, 07/01/2032	25	25
3.00%, 10/01/2043	802	810	3.50%, 09/01/2032	28	29
3.00%, 10/01/2043	424	428	3.50%, 10/01/2033	506	520
3.00%, 11/01/2043	187	188	3.50%, 10/01/2033	15	16
3.00%, 01/01/2045	50	50	3.50%, 10/01/2033	385	396
3.00%, 01/01/2045	1,086	1,096	3.50%, 05/01/2034	90	93
3.00%, 01/01/2045	209	211	3.50%, 06/01/2034	64	66
3.00%, 01/01/2045	415	419	3.50%, 06/01/2034(h)	2,375	2,440
3.00%, 04/01/2045	92	93	3.50%, 07/01/2034	404	418
3.00%, 04/01/2045	16	16	3.50%, 09/01/2034	316	327
3.00%, 06/01/2045(h)	8,225	8,258	3.50%, 10/01/2034	101	104
3.00%, 08/01/2045	269	272	3.50%, 12/01/2035	570	586
3.00%, 12/01/2045	373	377	3.50%, 02/01/2036	120	123
3.00%, 12/01/2045	460	465	3.50%, 07/01/2036	188	194
3.00%, 01/01/2046	278	281	3.50%, 08/01/2036	198	204
3.00%, 01/01/2046	671	677	3.50%, 02/01/2037	96	99
3.00%, 02/01/2046	35	35	3.50%, 05/01/2037	160	165
3.00%, 02/01/2046	20	20	3.50%, 06/01/2038	313	322
3.00%, 03/01/2046	302	304	3.50%, 07/01/2038	309	318
3.00%, 04/01/2046	826	833	3.50%, 03/01/2041	48	49
3.00%, 04/01/2046	1,591	1,605	3.50%, 06/01/2041	51	52
3.00%, 04/01/2046	111	112	3.50%, 10/01/2041	35	36
3.00%, 05/01/2046	247	249	3.50%, 12/01/2041	47	49
3.00%, 05/01/2046	668	674	3.50%, 02/01/2042	465	478

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage			Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)			Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 03/01/2042	$110	$113	3.50%, 05/01/2046	$349	$357
3.50%, 04/01/2042	134	138	3.50%, 06/01/2046	155	158
3.50%, 05/01/2042	91	94	3.50%, 07/01/2046	739	756
3.50%, 05/01/2042	703	722	3.50%, 07/01/2046	96	98
3.50%, 06/01/2042	637	654	3.50%, 09/01/2046	503	514
3.50%, 07/01/2042	113	116	3.50%, 12/01/2046	614	628
3.50%, 08/01/2042	77	79	3.50%, 02/01/2047	1,061	1,085
3.50%, 09/01/2042	72	74	3.50%, 03/01/2047	471	481
3.50%, 10/01/2042	877	902	3.50%, 06/01/2047	1,054	1,077
3.50%, 10/01/2042	98	101	3.50%, 09/01/2047	1,653	1,690
3.50%, 04/01/2043	840	863	3.50%, 10/01/2047	1,170	1,196
3.50%, 05/01/2043	877	900	3.50%, 10/01/2047	1,175	1,202
3.50%, 05/01/2043	520	534	3.50%, 11/01/2047	1,369	1,399
3.50%, 06/01/2043	153	157	3.50%, 12/01/2047	1,702	1,740
3.50%, 08/01/2043	641	658	3.50%, 12/01/2047	1,147	1,173
3.50%, 09/01/2043	1,653	1,698	3.50%, 01/01/2048	1,475	1,507
3.50%, 11/01/2043	253	259	3.50%, 02/01/2048	1,199	1,226
3.50%, 01/01/2044	207	213	3.50%, 02/01/2048	547	559
3.50%, 02/01/2044	20	20	3.50%, 03/01/2048	124	126
3.50%, 07/01/2044	936	961	3.50%, 04/01/2048	978	1,001
3.50%, 10/01/2044	406	416	3.50%, 06/01/2048	119	121
3.50%, 11/01/2044	448	459	3.50%, 06/01/2048	384	392
3.50%, 12/01/2044	614	629	3.50%, 09/01/2048	391	399
3.50%, 12/01/2044	564	577	3.50%, 10/01/2048	99	101
3.50%, 01/01/2045	654	670	3.50%, 10/01/2048	576	588
3.50%, 02/01/2045	458	467	3.50%, 02/01/2049	172	175
3.50%, 02/01/2045	736	753	3.50%, 03/01/2049	992	1,012
3.50%, 02/01/2045	125	129	3.50%, 06/01/2049(h)	19,825	20,218
3.50%, 02/01/2045	95	97	4.00%, 05/01/2020	1	1
3.50%, 04/01/2045	426	436	4.00%, 12/01/2020	4	4
3.50%, 04/01/2045	548	567	4.00%, 03/01/2022	43	44
3.50%, 05/01/2045	44	46	4.00%, 03/01/2022	11	12
3.50%, 06/01/2045	18	18	4.00%, 09/01/2025	17	18
3.50%, 07/01/2045	722	738	4.00%, 03/01/2026	26	27
3.50%, 07/01/2045(h)	2,800	2,854	4.00%, 09/01/2026	22	23
3.50%, 08/01/2045	459	469	4.00%, 04/01/2029	11	12
3.50%, 08/01/2045	447	457	4.00%, 12/01/2030	15	16
3.50%, 09/01/2045	370	378	4.00%, 03/01/2031	867	896
3.50%, 10/01/2045	275	281	4.00%, 11/01/2031	19	20
3.50%, 10/01/2045	219	225	4.00%, 11/01/2033	327	343
3.50%, 10/01/2045	157	161	4.00%, 06/01/2034(h)	1,725	1,782
3.50%, 10/01/2045	26	27	4.00%, 10/01/2034	217	228
3.50%, 11/01/2045	546	558	4.00%, 02/01/2036	305	321
3.50%, 11/01/2045	552	565	4.00%, 01/01/2037	104	109
3.50%, 11/01/2045	538	551	4.00%, 10/01/2037	185	193
3.50%, 11/01/2045	280	286	4.00%, 03/01/2038	88	92
3.50%, 12/01/2045	639	654	4.00%, 07/01/2038	418	435
3.50%, 12/01/2045	781	798	4.00%, 12/01/2038	288	301
3.50%, 12/01/2045	726	743	4.00%, 01/01/2039	434	452
3.50%, 12/01/2045	668	684	4.00%, 03/01/2039	16	17
3.50%, 12/01/2045	42	43	4.00%, 08/01/2039	60	62
3.50%, 12/01/2045	234	240	4.00%, 09/01/2040	131	136
3.50%, 12/01/2045	335	343	4.00%, 10/01/2040	45	47
3.50%, 01/01/2046	749	766	4.00%, 12/01/2040	36	37
3.50%, 01/01/2046	758	776	4.00%, 12/01/2040	31	33
3.50%, 01/01/2046	731	748	4.00%, 01/01/2041	120	125
3.50%, 01/01/2046	173	177	4.00%, 01/01/2041	18	19
3.50%, 02/01/2046	283	290	4.00%, 02/01/2041	111	116
3.50%, 03/01/2046	206	211	4.00%, 02/01/2041	91	95
3.50%, 03/01/2046	706	723	4.00%, 02/01/2041	46	48
3.50%, 03/01/2046	600	614	4.00%, 03/01/2041	55	57
3.50%, 03/01/2046	646	660	4.00%, 07/01/2041(h)	1,800	1,857
3.50%, 03/01/2046	63	65	4.00%, 09/01/2041	41	43
3.50%, 03/01/2046	892	912	4.00%, 12/01/2041	218	227
3.50%, 04/01/2046	153	157	4.00%, 12/01/2041	73	76
3.50%, 04/01/2046	846	866	4.00%, 12/01/2041	142	148
3.50%, 05/01/2046	145	148	4.00%, 05/01/2042	43	45

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage			Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)			Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 06/01/2042	$332	$345	4.00%, 01/01/2048	$1,715	$1,778
4.00%, 06/01/2042	169	176	4.00%, 05/01/2048	448	470
4.00%, 07/01/2042	930	967	4.00%, 06/01/2048	1,562	1,618
4.00%, 12/01/2042	357	371	4.00%, 06/01/2048	1,254	1,300
4.00%, 06/01/2043	456	474	4.00%, 07/01/2048	473	490
4.00%, 09/01/2043	601	625	4.00%, 07/01/2048	922	952
4.00%, 11/01/2043	529	549	4.00%, 08/01/2048	1,032	1,069
4.00%, 11/01/2043	521	542	4.00%, 09/01/2048	1,395	1,439
4.00%, 12/01/2043	20	21	4.00%, 09/01/2048	1,000	1,036
4.00%, 05/01/2044	164	171	4.00%, 09/01/2048	143	149
4.00%, 08/01/2044	208	216	4.00%, 09/01/2048	1,124	1,163
4.00%, 08/01/2044	25	26	4.00%, 09/01/2048	1,158	1,199
4.00%, 08/01/2044	480	498	4.00%, 10/01/2048	398	416
4.00%, 08/01/2044	149	155	4.00%, 11/01/2048	1,322	1,364
4.00%, 09/01/2044	62	64	4.00%, 12/01/2048	1,250	1,290
4.00%, 09/01/2044	201	209	4.00%, 01/01/2049	1,273	1,317
4.00%, 09/01/2044	224	232	4.00%, 01/01/2049	484	500
4.00%, 10/01/2044	90	93	4.00%, 02/01/2049	241	249
4.00%, 10/01/2044	75	78	4.00%, 03/01/2049	760	786
4.00%, 10/01/2044	25	26	4.00%, 03/01/2049	966	1,001
4.00%, 10/01/2044	126	131	4.00%, 04/01/2049	643	664
4.00%, 11/01/2044	111	115	4.00%, 04/01/2049	649	670
4.00%, 11/01/2044	239	248	4.00%, 06/01/2049(h)	20,550	21,208
4.00%, 11/01/2044	32	33	4.50%, 01/01/2020	1	1
4.00%, 11/01/2044	139	144	4.50%, 02/01/2021	7	7
4.00%, 11/01/2044	150	156	4.50%, 08/01/2023	136	142
4.00%, 11/01/2044	61	64	4.50%, 05/01/2025	19	20
4.00%, 12/01/2044	83	86	4.50%, 06/01/2029	26	27
4.00%, 12/01/2044	414	430	4.50%, 07/01/2029	6	6
4.00%, 12/01/2044	317	329	4.50%, 08/01/2030	15	15
4.00%, 12/01/2044	262	272	4.50%, 01/01/2034	44	46
4.00%, 01/01/2045	497	515	4.50%, 02/01/2039	24	26
4.00%, 01/01/2045	182	189	4.50%, 04/01/2039	169	180
4.00%, 01/01/2045	23	24	4.50%, 04/01/2039	18	20
4.00%, 01/01/2045	511	530	4.50%, 04/01/2039	44	47
4.00%, 02/01/2045	187	193	4.50%, 06/01/2039	3	3
4.00%, 02/01/2045	189	195	4.50%, 06/01/2039	19	20
4.00%, 02/01/2045	451	468	4.50%, 08/01/2039	31	33
4.00%, 03/01/2045	122	127	4.50%, 10/01/2039	19	20
4.00%, 04/01/2045	312	324	4.50%, 12/01/2039	46	49
4.00%, 06/01/2045	58	60	4.50%, 02/01/2040	46	50
4.00%, 08/01/2045	162	168	4.50%, 05/01/2040	31	33
4.00%, 08/01/2045	57	59	4.50%, 09/01/2040	298	318
4.00%, 08/01/2045	36	37	4.50%, 10/01/2040	43	46
4.00%, 09/01/2045	158	164	4.50%, 02/01/2041	41	43
4.00%, 09/01/2045	613	636	4.50%, 03/01/2041	47	50
4.00%, 11/01/2045	724	751	4.50%, 04/01/2041	71	76
4.00%, 11/01/2045	143	148	4.50%, 05/01/2041	390	417
4.00%, 11/01/2045	13	13	4.50%, 07/01/2041(h)	150	157
4.00%, 12/01/2045	259	269	4.50%, 07/01/2041	5	5
4.00%, 12/01/2045	84	87	4.50%, 07/01/2041	29	31
4.00%, 12/01/2045	170	176	4.50%, 08/01/2041	373	398
4.00%, 12/01/2045	26	27	4.50%, 09/01/2041	443	474
4.00%, 12/01/2045	18	19	4.50%, 09/01/2041	40	43
4.00%, 01/01/2046	95	98	4.50%, 11/01/2041	32	34
4.00%, 02/01/2046	511	530	4.50%, 11/01/2041	29	31
4.00%, 02/01/2046	91	95	4.50%, 01/01/2042	9	10
4.00%, 03/01/2046	22	22	4.50%, 07/01/2042	10	11
4.00%, 03/01/2046	1,059	1,098	4.50%, 09/01/2043	306	323
4.00%, 04/01/2046	496	515	4.50%, 09/01/2043	272	288
4.00%, 07/01/2046	203	210	4.50%, 10/01/2043	26	28
4.00%, 03/01/2047	788	817	4.50%, 10/01/2043	7	8
4.00%, 06/01/2047	345	358	4.50%, 11/01/2043	10	10
4.00%, 08/01/2047	571	592	4.50%, 11/01/2043	401	424
4.00%, 10/01/2047	577	598	4.50%, 11/01/2043	327	346
4.00%, 11/01/2047	2,128	2,206	4.50%, 11/01/2043	182	192
4.00%, 01/01/2048	1,686	1,748	4.50%, 12/01/2043	10	10

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage			Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)			Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 01/01/2044	$316	$333	5.00%, 04/01/2041	$505	$544
4.50%, 01/01/2044	335	354	5.00%, 05/01/2041	36	39
4.50%, 02/01/2044	14	15	5.00%, 08/01/2041	226	242
4.50%, 02/01/2044	95	100	5.00%, 05/01/2042	272	293
4.50%, 03/01/2044	258	272	5.00%, 07/01/2042	126	136
4.50%, 03/01/2044	43	45	5.00%, 09/01/2043	53	57
4.50%, 04/01/2044	227	240	5.00%, 03/01/2044	107	115
4.50%, 04/01/2044	414	437	5.00%, 05/01/2044	175	188
4.50%, 05/01/2044	319	337	5.00%, 06/01/2044	58	62
4.50%, 05/01/2044	103	109	5.00%, 02/01/2045	241	259
4.50%, 05/01/2044	358	378	5.00%, 06/01/2045	656	706
4.50%, 06/01/2044	13	14	5.00%, 09/01/2047	46	49
4.50%, 06/01/2044	80	85	5.00%, 05/01/2048	442	467
4.50%, 06/01/2044	151	160	5.00%, 06/01/2048	250	264
4.50%, 07/01/2044	85	90	5.00%, 07/01/2048	109	115
4.50%, 08/01/2044	16	16	5.00%, 08/01/2048	185	195
4.50%, 08/01/2044	408	431	5.00%, 08/01/2048	90	95
4.50%, 08/01/2044	97	102	5.00%, 09/01/2048	147	155
4.50%, 09/01/2044	296	313	5.00%, 05/01/2049	249	263
4.50%, 10/01/2044	232	244	5.00%, 06/01/2049(h)	2,300	2,428
4.50%, 11/01/2044	8	8	5.50%, 01/01/2025	1	2
4.50%, 11/01/2044	72	75	5.50%, 12/01/2027	64	69
4.50%, 11/01/2044	286	302	5.50%, 06/01/2034	7	7
4.50%, 11/01/2044	105	111	5.50%, 04/01/2035	2	2
4.50%, 11/01/2044	70	74	5.50%, 09/01/2035	3	3
4.50%, 04/01/2045	133	140	5.50%, 10/01/2035	6	7
4.50%, 03/01/2046	77	80	5.50%, 04/01/2036	25	28
4.50%, 04/01/2046	121	127	5.50%, 04/01/2036	2	2
4.50%, 05/01/2046	249	263	5.50%, 09/01/2036	35	39
4.50%, 08/01/2046	17	18	5.50%, 12/01/2036	31	34
4.50%, 11/01/2046	371	389	5.50%, 02/01/2037	2	2
4.50%, 01/01/2047	538	565	5.50%, 05/01/2037	22	24
4.50%, 01/01/2047	170	179	5.50%, 06/01/2037	2	2
4.50%, 03/01/2048	671	703	5.50%, 07/01/2037	3	3
4.50%, 04/01/2048	446	466	5.50%, 08/01/2037	3	3
4.50%, 06/01/2048	529	553	5.50%, 03/01/2038	200	219
4.50%, 08/01/2048	247	258	5.50%, 03/01/2038	139	152
4.50%, 11/01/2048	1,231	1,287	5.50%, 05/01/2038	157	172
4.50%, 11/01/2048	200	209	5.50%, 06/01/2038	2	2
4.50%, 12/01/2048	948	991	5.50%, 06/01/2038	4	5
4.50%, 12/01/2048	1,269	1,329	5.50%, 06/01/2038	223	245
4.50%, 01/01/2049	300	313	5.50%, 08/01/2038	1	1
4.50%, 02/01/2049	719	751	5.50%, 09/01/2038	348	382
4.50%, 04/01/2049	838	875	5.50%, 09/01/2038	15	17
4.50%, 06/01/2049(h)	9,900	10,342	5.50%, 10/01/2038	4	4
5.00%, 12/01/2020	1	1	5.50%, 11/01/2038	189	207
5.00%, 09/01/2025	26	27	5.50%, 12/01/2038	23	25
5.00%, 12/01/2025	43	45	5.50%, 12/01/2038	16	18
5.00%, 03/01/2034	13	13	5.50%, 02/01/2039	64	69
5.00%, 04/01/2035	13	14	5.50%, 04/01/2039	20	22
5.00%, 06/01/2035	32	34	5.50%, 04/01/2039	183	201
5.00%, 07/01/2035	34	37	5.50%, 06/01/2039	1	1
5.00%, 08/01/2035	1	1	5.50%, 12/01/2039	17	19
5.00%, 02/01/2037	3	3	5.50%, 03/01/2040	239	256
5.00%, 04/01/2037	1	1	5.50%, 04/01/2040	226	245
5.00%, 07/01/2037	27	29	5.50%, 04/01/2040	60	65
5.00%, 01/01/2039	672	721	5.50%, 05/01/2040	201	220
5.00%, 02/01/2039	28	30	5.50%, 06/01/2040	130	142
5.00%, 07/01/2039	221	237	5.50%, 07/01/2041	275	299
5.00%, 12/01/2039	20	22	5.50%, 07/01/2041	150	163
5.00%, 01/01/2040	25	27	5.50%, 09/01/2041	87	95
5.00%, 05/01/2040	29	31	5.50%, 11/01/2048	89	96
5.00%, 06/01/2040	8	8	5.50%, 12/01/2048	371	398
5.00%, 06/01/2040	4	5	5.50%, 06/01/2049(h)	100	107
5.00%, 06/01/2040	29	31	6.00%, 04/01/2026	34	37
5.00%, 02/01/2041	233	251	6.00%, 07/01/2035	61	68
5.00%, 02/01/2041	140	151	6.00%, 10/01/2036	158	177

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage			Government National Mortgage Association (GNMA) (continued)
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)			3.00%, 05/20/2045	$727	$739
6.00%, 02/01/2037	$89	$97	3.00%, 06/01/2045	8,050	8,166
6.00%, 07/01/2037	1	2	3.00%, 06/20/2045	296	301
6.00%, 11/01/2037	5	6	3.00%, 07/15/2045	54	55
6.00%, 02/01/2038	1	1	3.00%, 08/20/2045	925	940
6.00%, 04/01/2038	58	65	3.00%, 09/20/2045	398	404
6.00%, 05/01/2038	5	5	3.00%, 10/20/2045	862	876
6.00%, 05/01/2038	1	1	3.00%, 12/20/2045	479	486
6.00%, 08/01/2038	58	63	3.00%, 01/20/2046	218	222
6.00%, 09/01/2038	1	1	3.00%, 03/20/2046	926	941
6.00%, 10/01/2039	72	81	3.00%, 04/20/2046	888	902
6.00%, 04/01/2040	48	54	3.00%, 05/20/2046	1,539	1,565
6.00%, 10/01/2040	67	75	3.00%, 06/20/2046	1,103	1,121
6.50%, 06/01/2024	1	2	3.00%, 07/20/2046	921	936
6.50%, 12/01/2031	1	1	3.00%, 08/20/2046	1,408	1,431
6.50%, 03/01/2032	2	3	3.00%, 09/20/2046	1,044	1,062
6.50%, 10/01/2039	33	38	3.00%, 10/20/2046	785	798
		$281,853	3.00%, 11/20/2046	1,517	1,542
Government National Mortgage Association (GNMA) - 8.11%			3.00%, 11/20/2046	999	1,015
2.50%, 06/20/2027	170	172	3.00%, 12/15/2046	266	271
2.50%, 09/20/2027	18	18	3.00%, 12/20/2046	1,312	1,333
2.50%, 01/20/2028	66	67	3.00%, 01/20/2047	1,015	1,032
2.50%, 04/20/2028	38	38	3.00%, 09/20/2047	287	291
2.50%, 11/20/2030	108	108	3.00%, 11/20/2047	1,120	1,137
2.50%, 12/20/2030	159	159	3.00%, 12/15/2047	49	50
2.50%, 03/20/2031	262	263	3.00%, 02/20/2048	943	957
2.50%, 04/15/2043	42	41	3.50%, 12/20/2026	137	141
2.50%, 07/20/2043	184	185	3.50%, 03/20/2027	9	10
2.50%, 04/15/2045	15	15	3.50%, 02/20/2042	114	117
2.50%, 09/15/2046	41	40	3.50%, 05/15/2042	88	91
2.50%, 10/15/2046	95	94	3.50%, 05/20/2042	225	232
2.50%, 12/20/2046	597	594	3.50%, 06/20/2042	230	237
2.50%, 01/20/2047	202	201	3.50%, 07/15/2042	36	37
3.00%, 01/20/2027	15	15	3.50%, 07/20/2042	901	929
3.00%, 02/15/2027	109	111	3.50%, 08/15/2042	10	11
3.00%, 04/15/2027	16	16	3.50%, 08/20/2042	55	56
3.00%, 09/20/2027	32	33	3.50%, 09/20/2042	677	698
3.00%, 11/20/2028	212	216	3.50%, 10/20/2042	485	500
3.00%, 05/20/2029	47	48	3.50%, 11/20/2042	423	436
3.00%, 08/20/2029	127	129	3.50%, 12/20/2042	427	441
3.00%, 09/20/2029	148	151	3.50%, 01/20/2043	695	717
3.00%, 07/20/2030	113	115	3.50%, 02/20/2043	1,097	1,136
3.00%, 01/20/2031	124	127	3.50%, 03/20/2043	759	786
3.00%, 07/20/2032	169	172	3.50%, 04/15/2043	361	373
3.00%, 04/15/2042	292	297	3.50%, 04/20/2043	519	535
3.00%, 09/20/2042	105	107	3.50%, 05/20/2043	333	343
3.00%, 11/20/2042	783	796	3.50%, 07/20/2043	433	446
3.00%, 12/20/2042	577	586	3.50%, 08/20/2043	1,132	1,167
3.00%, 01/20/2043	568	578	3.50%, 09/20/2043	790	815
3.00%, 03/20/2043	121	123	3.50%, 10/20/2043	375	386
3.00%, 03/20/2043	635	647	3.50%, 02/20/2044	499	513
3.00%, 03/20/2043	729	740	3.50%, 04/20/2044	425	438
3.00%, 04/15/2043	448	457	3.50%, 09/20/2044	368	380
3.00%, 04/20/2043	915	930	3.50%, 10/20/2044	430	443
3.00%, 05/15/2043	87	89	3.50%, 11/20/2044	422	435
3.00%, 05/15/2043	69	71	3.50%, 12/15/2044	373	383
3.00%, 06/15/2043	11	12	3.50%, 12/20/2044	441	454
3.00%, 06/15/2043	94	95	3.50%, 01/20/2045	429	442
3.00%, 06/20/2043	819	832	3.50%, 02/20/2045	590	607
3.00%, 08/20/2043	891	905	3.50%, 03/15/2045	54	55
3.00%, 05/20/2044	332	338	3.50%, 03/15/2045	140	144
3.00%, 12/15/2044	139	141	3.50%, 03/20/2045	758	780
3.00%, 12/20/2044	1,085	1,105	3.50%, 04/15/2045	113	116
3.00%, 01/15/2045	124	126	3.50%, 04/15/2045	66	68
3.00%, 01/15/2045	117	118	3.50%, 04/20/2045	570	586
3.00%, 01/20/2045	100	102	3.50%, 04/20/2045	475	489
3.00%, 02/20/2045	110	112	3.50%, 05/20/2045	772	794
3.00%, 04/20/2045	208	212	3.50%, 06/01/2045	8,200	8,428

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
3.50%, 06/20/2045	$114	$118	4.00%, 09/20/2044	$312	$327
3.50%, 07/20/2045	637	656	4.00%, 10/20/2044	1,167	1,218
3.50%, 08/20/2045	680	700	4.00%, 11/15/2044	141	146
3.50%, 09/20/2045	658	677	4.00%, 11/20/2044	234	245
3.50%, 10/20/2045	602	620	4.00%, 12/20/2044	417	437
3.50%, 11/20/2045	1,040	1,072	4.00%, 01/20/2045	177	186
3.50%, 12/20/2045	751	773	4.00%, 02/15/2045	9	9
3.50%, 01/20/2046	1,151	1,186	4.00%, 03/15/2045	61	64
3.50%, 02/20/2046	650	669	4.00%, 03/20/2045	263	276
3.50%, 03/20/2046	646	665	4.00%, 05/15/2045	159	165
3.50%, 04/20/2046	760	782	4.00%, 06/01/2045	8,025	8,300
3.50%, 05/20/2046	850	876	4.00%, 08/15/2045	79	82
3.50%, 06/20/2046	1,651	1,700	4.00%, 08/20/2045	385	403
3.50%, 07/20/2046	843	868	4.00%, 09/15/2045	126	130
3.50%, 08/15/2046	220	226	4.00%, 09/20/2045	459	480
3.50%, 08/20/2046	860	885	4.00%, 10/20/2045	566	590
3.50%, 09/15/2046	99	102	4.00%, 11/15/2045	76	79
3.50%, 09/20/2046	844	869	4.00%, 11/20/2045	761	798
3.50%, 10/20/2046	847	873	4.00%, 12/15/2045	168	175
3.50%, 11/20/2046	766	789	4.00%, 01/20/2046	893	932
3.50%, 12/20/2046	646	665	4.00%, 02/20/2046	140	147
3.50%, 02/20/2047	747	769	4.00%, 04/20/2046	545	568
3.50%, 03/20/2047	1,666	1,715	4.00%, 05/15/2046	29	30
3.50%, 04/20/2047	1,435	1,477	4.00%, 10/20/2046	162	169
3.50%, 05/20/2047	790	814	4.00%, 11/20/2046	758	792
3.50%, 06/20/2047	1,064	1,095	4.00%, 01/20/2047	47	49
3.50%, 07/20/2047	1,784	1,835	4.00%, 02/20/2047	828	862
3.50%, 08/20/2047	429	442	4.00%, 03/20/2047	613	640
3.50%, 09/20/2047	976	1,004	4.00%, 05/20/2047	213	221
3.50%, 10/20/2047	1,270	1,306	4.00%, 07/20/2047	1,948	2,023
3.50%, 11/20/2047	2,405	2,473	4.00%, 11/20/2047	1,418	1,470
3.50%, 12/20/2047	1,385	1,424	4.00%, 12/20/2047	1,425	1,477
3.50%, 01/15/2048	124	128	4.00%, 01/20/2048	979	1,014
3.50%, 01/20/2048	1,572	1,616	4.00%, 06/20/2048	1,093	1,132
3.50%, 04/20/2048	1,141	1,173	4.00%, 07/20/2048	1,388	1,438
3.50%, 08/20/2048	1,028	1,057	4.00%, 08/20/2048	2,073	2,147
3.50%, 09/15/2048	99	102	4.00%, 09/20/2048	1,254	1,299
3.50%, 07/01/2049	500	514	4.00%, 10/20/2048	1,608	1,665
4.00%, 05/15/2026	17	17	4.00%, 11/20/2048	979	1,014
4.00%, 07/20/2026	36	37	4.00%, 12/20/2048	1,300	1,347
4.00%, 09/15/2040	20	21	4.00%, 07/01/2049	1,000	1,034
4.00%, 09/15/2040	7	7	4.50%, 06/15/2034	5	5
4.00%, 01/15/2041	23	24	4.50%, 06/20/2035	30	31
4.00%, 01/15/2041	24	26	4.50%, 03/15/2039	36	39
4.00%, 01/20/2041	67	71	4.50%, 03/15/2039	230	245
4.00%, 07/15/2041	36	38	4.50%, 03/20/2039	47	50
4.00%, 07/20/2041	15	16	4.50%, 06/15/2039	32	34
4.00%, 09/15/2041	6	6	4.50%, 06/15/2039	30	32
4.00%, 09/20/2041	14	15	4.50%, 08/15/2039	5	6
4.00%, 10/15/2041	10	10	4.50%, 11/15/2039	12	12
4.00%, 11/20/2041	29	31	4.50%, 12/15/2039	68	73
4.00%, 12/20/2041	20	21	4.50%, 03/15/2040	348	371
4.00%, 01/20/2042	18	19	4.50%, 06/15/2040	29	31
4.00%, 02/20/2042	22	23	4.50%, 07/15/2040	321	342
4.00%, 06/20/2043	8	9	4.50%, 07/15/2040	2	2
4.00%, 11/20/2043	716	750	4.50%, 02/20/2041	32	34
4.00%, 02/20/2044	289	302	4.50%, 02/20/2041	45	48
4.00%, 03/15/2044	31	33	4.50%, 03/20/2041	35	37
4.00%, 03/15/2044	195	203	4.50%, 05/15/2041	18	19
4.00%, 03/20/2044	35	36	4.50%, 06/15/2041	21	23
4.00%, 04/20/2044	79	82	4.50%, 06/20/2041	22	23
4.00%, 05/15/2044	272	282	4.50%, 07/20/2041	43	46
4.00%, 05/15/2044	166	172	4.50%, 08/15/2041	9	10
4.00%, 05/20/2044	166	174	4.50%, 08/20/2041	22	24
4.00%, 07/15/2044	93	97	4.50%, 09/20/2041	21	22
4.00%, 07/20/2044	48	50	4.50%, 09/20/2043	13	14
4.00%, 08/20/2044	360	376	4.50%, 10/20/2043	186	197
4.00%, 09/15/2044	365	379	4.50%, 11/20/2043	273	289

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.50%, 01/20/2044	$330	$349	5.00%, 10/20/2048	$701	$734
4.50%, 02/20/2044	252	267	5.50%, 05/20/2032	1	1
4.50%, 05/20/2044	623	659	5.50%, 07/15/2034	13	14
4.50%, 07/20/2044	167	176	5.50%, 02/15/2035	34	37
4.50%, 08/20/2044	54	57	5.50%, 03/15/2038	163	177
4.50%, 09/20/2044	277	293	5.50%, 06/15/2038	85	94
4.50%, 10/20/2044	171	181	5.50%, 10/20/2038	25	27
4.50%, 01/20/2045	130	137	5.50%, 01/15/2039	14	15
4.50%, 04/20/2045	208	220	5.50%, 02/15/2039	95	103
4.50%, 05/15/2045	173	183	5.50%, 06/15/2040	313	342
4.50%, 05/20/2045	147	156	5.50%, 07/20/2040	18	19
4.50%, 06/01/2045	3,700	3,848	5.50%, 04/20/2044	21	23
4.50%, 09/15/2045	126	132	5.50%, 07/20/2044	183	201
4.50%, 09/15/2045	86	91	5.50%, 08/20/2044	82	90
4.50%, 10/20/2045	57	61	5.50%, 09/20/2044	220	239
4.50%, 12/20/2045	376	398	5.50%, 03/20/2048	208	220
4.50%, 02/20/2046	260	275	5.50%, 12/20/2048	99	105
4.50%, 03/20/2046	137	144	6.00%, 07/15/2032	2	2
4.50%, 04/20/2046	159	168	6.00%, 12/15/2032	2	3
4.50%, 05/20/2046	40	42	6.00%, 11/20/2037	23	26
4.50%, 07/20/2046	68	72	6.00%, 01/15/2039	19	21
4.50%, 08/15/2046	136	144	6.50%, 05/15/2023	1	1
4.50%, 09/15/2046	52	55	6.50%, 05/20/2032	9	11
4.50%, 12/20/2046	437	463	7.00%, 03/15/2029	4	5
4.50%, 03/15/2047	223	236	7.00%, 07/15/2031	2	2
4.50%, 06/20/2047	437	458			$171,675
4.50%, 08/15/2047	99	105	U.S. Treasury - 39.66%
4.50%, 10/15/2047	279	293	1.13%, 02/28/2021	3,000	2,955
4.50%, 03/20/2048	267	279	1.13%, 06/30/2021	6,280	6,178
4.50%, 04/20/2048	22	23	1.13%, 07/31/2021	4,170	4,098
4.50%, 05/20/2048	323	337	1.13%, 08/31/2021	5,835	5,732
4.50%, 06/20/2048	942	984	1.13%, 09/30/2021	4,085	4,013
4.50%, 07/20/2048	867	904	1.25%, 03/31/2021	1,560	1,539
4.50%, 08/20/2048	1,550	1,614	1.25%, 10/31/2021	5,830	5,738
4.50%, 09/20/2048	1,240	1,293	1.25%, 07/31/2023	4,005	3,897
4.50%, 10/20/2048	1,268	1,318	1.38%, 08/31/2020	6,870	6,806
4.50%, 11/20/2048	1,219	1,268	1.38%, 09/15/2020	2,265	2,244
4.50%, 12/20/2048	1,139	1,188	1.38%, 09/30/2020	3,950	3,912
5.00%, 05/15/2033	212	230	1.38%, 10/31/2020	4,110	4,070
5.00%, 08/15/2033	43	47	1.38%, 01/31/2021	3,500	3,463
5.00%, 12/15/2036	2	3	1.38%, 04/30/2021	4,920	4,865
5.00%, 04/20/2038	19	21	1.38%, 05/31/2021	6,000	5,931
5.00%, 05/15/2038	84	91	1.38%, 06/30/2023	2,745	2,685
5.00%, 07/20/2038	187	200	1.38%, 08/31/2023	4,360	4,261
5.00%, 10/15/2038	265	287	1.38%, 09/30/2023	3,375	3,296
5.00%, 02/15/2039	291	316	1.50%, 06/15/2020	1,390	1,380
5.00%, 03/15/2039	1	1	1.50%, 08/15/2020	5,705	5,661
5.00%, 04/20/2039	122	130	1.50%, 01/31/2022	3,800	3,759
5.00%, 06/20/2039	25	26	1.50%, 02/28/2023	4,090	4,028
5.00%, 09/15/2039	58	63	1.50%, 03/31/2023	3,520	3,466
5.00%, 09/15/2039	168	182	1.50%, 08/15/2026	6,105	5,883
5.00%, 02/15/2040	4	4	1.63%, 06/30/2020	2,560	2,544
5.00%, 05/20/2040	20	22	1.63%, 07/31/2020	3,200	3,179
5.00%, 06/20/2040	26	28	1.63%, 10/15/2020	2,240	2,226
5.00%, 12/15/2040	174	188	1.63%, 11/30/2020	1,770	1,758
5.00%, 05/20/2041	33	35	1.63%, 08/15/2022	3,128	3,100
5.00%, 10/15/2041	161	174	1.63%, 08/31/2022	3,500	3,469
5.00%, 05/20/2044	413	442	1.63%, 11/15/2022	4,915	4,868
5.00%, 06/20/2044	77	83	1.63%, 04/30/2023	1,875	1,854
5.00%, 07/20/2044	93	99	1.63%, 05/31/2023	3,000	2,966
5.00%, 01/20/2045	234	250	1.63%, 10/31/2023	3,270	3,226
5.00%, 04/20/2045	74	79	1.63%, 02/15/2026	3,198	3,118
5.00%, 06/01/2045	3,500	3,658	1.63%, 05/15/2026	4,631	4,509
5.00%, 09/20/2045	20	22	1.75%, 10/31/2020	2,430	2,419
5.00%, 02/20/2046	79	84	1.75%, 11/15/2020	2,865	2,852
5.00%, 05/20/2046	28	30	1.75%, 12/31/2020	3,000	2,987
5.00%, 12/20/2046	211	226	1.75%, 11/30/2021	3,600	3,585
5.00%, 08/20/2048	167	175	1.75%, 02/28/2022	2,815	2,802

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
U.S. Treasury (continued)			U.S. Treasury (continued)
1.75%, 03/31/2022	$3,070	$3,056	2.25%, 12/31/2024	$4,000	$4,058
1.75%, 04/30/2022	3,325	3,310	2.25%, 11/15/2025	5,600	5,677
1.75%, 05/15/2022	2,620	2,608	2.25%, 03/31/2026	4,985	5,055
1.75%, 05/31/2022	3,370	3,354	2.25%, 02/15/2027	5,910	5,988
1.75%, 06/30/2022	2,730	2,718	2.25%, 08/15/2027	7,185	7,271
1.75%, 09/30/2022	665	662	2.25%, 11/15/2027	6,010	6,077
1.75%, 01/31/2023	4,310	4,284	2.25%, 08/15/2046	3,620	3,384
1.75%, 05/15/2023	4,000	3,973	2.38%, 12/31/2020	2,080	2,091
1.88%, 06/30/2020	2,040	2,033	2.38%, 03/15/2021	2,325	2,341
1.88%, 12/15/2020	1,250	1,247	2.38%, 04/15/2021	3,460	3,484
1.88%, 11/30/2021	1,310	1,308	2.38%, 03/15/2022	3,535	3,581
1.88%, 01/31/2022	1,670	1,668	2.38%, 01/31/2023	2,985	3,033
1.88%, 02/28/2022	3,370	3,366	2.38%, 02/29/2024	3,640	3,713
1.88%, 03/31/2022	3,750	3,748	2.38%, 08/15/2024	8,135	8,300
1.88%, 04/30/2022	1,160	1,159	2.38%, 04/30/2026	2,895	2,960
1.88%, 05/31/2022	1,580	1,578	2.38%, 05/15/2027	6,075	6,209
1.88%, 07/31/2022	2,850	2,847	2.38%, 05/15/2029	2,200	2,245
1.88%, 08/31/2022	2,655	2,652	2.50%, 12/31/2020	4,725	4,759
1.88%, 09/30/2022	3,210	3,208	2.50%, 01/31/2021	3,510	3,537
1.88%, 10/31/2022	3,955	3,950	2.50%, 02/28/2021	3,550	3,580
1.88%, 08/31/2024	5,990	5,967	2.50%, 01/15/2022	3,735	3,790
2.00%, 09/30/2020	2,770	2,766	2.50%, 02/15/2022	3,375	3,427
2.00%, 11/30/2020	2,000	1,999	2.50%, 03/31/2023	2,905	2,967
2.00%, 01/15/2021	1,660	1,659	2.50%, 08/15/2023	5,800	5,933
2.00%, 02/28/2021	1,915	1,915	2.50%, 01/31/2024	3,600	3,689
2.00%, 05/31/2021	5,050	5,054	2.50%, 05/15/2024	3,500	3,591
2.00%, 08/31/2021	3,150	3,154	2.50%, 01/31/2025	2,500	2,570
2.00%, 10/31/2021	4,750	4,758	2.50%, 02/28/2026	2,840	2,925
2.00%, 11/15/2021	4,900	4,910	2.50%, 02/15/2045	3,825	3,772
2.00%, 12/31/2021	3,000	3,008	2.50%, 02/15/2046	4,405	4,338
2.00%, 02/15/2022	4,000	4,010	2.50%, 05/15/2046	3,615	3,558
2.00%, 07/31/2022	2,000	2,006	2.63%, 08/15/2020	4,400	4,425
2.00%, 10/31/2022	2,275	2,281	2.63%, 08/31/2020	3,795	3,817
2.00%, 11/30/2022	3,785	3,796	2.63%, 11/15/2020	5,815	5,862
2.00%, 02/15/2023	4,741	4,754	2.63%, 05/15/2021	3,095	3,134
2.00%, 04/30/2024	1,990	1,995	2.63%, 06/15/2021	2,540	2,575
2.00%, 05/31/2024	4,660	4,675	2.63%, 07/15/2021	3,000	3,042
2.00%, 06/30/2024	1,500	1,503	2.63%, 12/15/2021	3,185	3,242
2.00%, 02/15/2025	7,500	7,506	2.63%, 02/28/2023	3,030	3,107
2.00%, 08/15/2025	4,020	4,018	2.63%, 06/30/2023	5,000	5,137
2.00%, 11/15/2026	2,840	2,830	2.63%, 12/31/2023	3,435	3,537
2.13%, 08/31/2020	5,750	5,750	2.63%, 12/31/2025	3,000	3,111
2.13%, 01/31/2021	1,850	1,853	2.63%, 01/31/2026	3,930	4,076
2.13%, 05/31/2021	3,200	3,211	2.63%, 02/15/2029	7,845	8,174
2.13%, 08/15/2021	2,810	2,821	2.75%, 09/30/2020	3,860	3,892
2.13%, 09/30/2021	4,400	4,419	2.75%, 11/30/2020	3,360	3,394
2.13%, 12/31/2021	4,000	4,021	2.75%, 08/15/2021	2,640	2,686
2.13%, 05/15/2022	1,000	1,006	2.75%, 09/15/2021	2,465	2,511
2.13%, 06/30/2022	2,000	2,013	2.75%, 04/30/2023	2,875	2,964
2.13%, 12/31/2022	4,080	4,110	2.75%, 05/31/2023	2,900	2,991
2.13%, 11/30/2023	2,920	2,943	2.75%, 07/31/2023	2,818	2,910
2.13%, 02/29/2024	5,315	5,358	2.75%, 08/31/2023	2,875	2,970
2.13%, 03/31/2024	1,700	1,714	2.75%, 11/15/2023	6,380	6,599
2.13%, 07/31/2024	5,350	5,395	2.75%, 02/15/2024	4,600	4,767
2.13%, 09/30/2024	6,000	6,048	2.75%, 02/28/2025	3,500	3,646
2.13%, 11/30/2024	4,000	4,032	2.75%, 08/31/2025	2,000	2,087
2.13%, 05/15/2025	6,500	6,545	2.75%, 02/15/2028	6,950	7,300
2.13%, 05/31/2026	2,000	2,012	2.75%, 08/15/2042	3,264	3,388
2.25%, 02/15/2021	2,200	2,208	2.75%, 11/15/2042	3,230	3,349
2.25%, 03/31/2021	4,270	4,290	2.75%, 08/15/2047	3,310	3,419
2.25%, 04/30/2021	5,570	5,600	2.75%, 11/15/2047	4,620	4,771
2.25%, 07/31/2021	3,500	3,522	2.88%, 10/31/2020	5,315	5,373
2.25%, 04/15/2022	3,440	3,473	2.88%, 10/15/2021	3,590	3,668
2.25%, 12/31/2023	5,300	5,371	2.88%, 11/15/2021	3,190	3,262
2.25%, 01/31/2024	4,855	4,921	2.88%, 09/30/2023	2,935	3,049
2.25%, 04/30/2024	3,710	3,764	2.88%, 10/31/2023	3,405	3,539
2.25%, 10/31/2024	5,050	5,123	2.88%, 11/30/2023	3,445	3,585
2.25%, 11/15/2024	8,250	8,366	2.88%, 04/30/2025	3,325	3,489

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.88%, 05/31/2025	$2,000	$2,099
2.88%, 07/31/2025	2,000	2,101
2.88%, 11/30/2025	1,470	1,546
2.88%, 05/15/2028	5,800	6,155
2.88%, 08/15/2028	6,985	7,417
2.88%, 05/15/2043	3,935	4,164
2.88%, 08/15/2045	3,750	3,968
2.88%, 11/15/2046	3,580	3,792
2.88%, 05/15/2049	2,000	2,126
3.00%, 09/30/2025	540	572
3.00%, 10/31/2025	3,000	3,177
3.00%, 05/15/2042	240	260
3.00%, 11/15/2044	4,020	4,347
3.00%, 05/15/2045	3,750	4,061
3.00%, 11/15/2045	5,015	5,435
3.00%, 02/15/2047	3,135	3,402
3.00%, 05/15/2047	3,235	3,507
3.00%, 02/15/2048	3,910	4,235
3.00%, 08/15/2048	5,075	5,504
3.00%, 02/15/2049	5,050	5,486
3.13%, 05/15/2021	3,000	3,065
3.13%, 11/15/2028	6,190	6,711
3.13%, 11/15/2041	2,600	2,877
3.13%, 02/15/2042	1,140	1,260
3.13%, 02/15/2043	2,680	2,957
3.13%, 08/15/2044	2,740	3,026
3.13%, 05/15/2048	4,870	5,403
3.38%, 05/15/2044	3,365	3,871
3.38%, 11/15/2048	5,075	5,910
3.50%, 02/15/2039	3,150	3,694
3.63%, 02/15/2021	3,810	3,912
3.63%, 08/15/2043	2,100	2,509
3.63%, 02/15/2044	3,460	4,139
3.75%, 08/15/2041	2,660	3,230
3.75%, 11/15/2043	2,490	3,034
3.88%, 08/15/2040	2,230	2,753
4.25%, 05/15/2039	2,350	3,038
4.25%, 11/15/2040	1,633	2,120
4.38%, 02/15/2038	495	646
4.38%, 11/15/2039	1,750	2,302
4.38%, 05/15/2040	389	512
4.50%, 02/15/2036	1,250	1,630
4.50%, 05/15/2038	1,760	2,336
4.50%, 08/15/2039	2,670	3,565
4.63%, 02/15/2040	590	801
4.75%, 02/15/2041	2,589	3,585
5.25%, 11/15/2028	409	517
5.25%, 02/15/2029	795	1,010
5.38%, 02/15/2031	2,620	3,480
5.50%, 08/15/2028	2,176	2,785
6.00%, 02/15/2026	2,000	2,496
6.13%, 11/15/2027	1,260	1,650
6.25%, 08/15/2023	2,370	2,781
6.25%, 05/15/2030	2,000	2,795
6.38%, 08/15/2027	1,540	2,035
6.50%, 11/15/2026	2,500	3,263
6.63%, 02/15/2027	795	1,051
7.63%, 02/15/2025	1,120	1,458
8.13%, 05/15/2021	1,150	1,284
8.75%, 08/15/2020	1,500	1,616
		$839,716
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,419,500
Total Investments		$2,240,870
Other Assets and Liabilities - (5.84)%		(123,701)
TOTAL NET ASSETS - 100.00%		$2,117,169

(a)	Current yield shown is as of period end.
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)	Non-income producing security
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,464 or 0.54% of net assets.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector	Percent
Government	43.54%
Mortgage Securities	29.26%
Financial	8.37%
Money Market Funds	6.05%
Consumer, Non-cyclical	4.58%
Energy	2.71%
Communications	2.45%
Technology	1.81%
Industrial	1.79%
Utilities	1.78%
Consumer, Cyclical	1.57%
Basic Materials	0.66%
Asset Backed Securities	0.56%
Revenue Bonds	0.35%
General Obligation Unlimited	0.25%
Insured	0.08%
General Obligation Limited	0.03%
Other Assets and Liabilities	(5.84)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2019 (unaudited)

Affiliated Securities	August 31, 2018	Purchases		Sales	May 31, 2019
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.3%	$20,740		$799,696	$692,310		$128,126
	$20,740		$799,696	$692,310		$128,126

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.3%	$1,934	$—		$—		$—
	$1,934	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Capital Securities Fund
May 31, 2019 (unaudited)

INVESTMENT COMPANIES - 0.63%		Shares Held Value (000's)			Principal
Money Market Funds - 0.63%				BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund		3,721,070	$3,721	Banks (continued)
2.3%(a),(b)				BNP Paribas SA
TOTAL INVESTMENT COMPANIES			$3,721	7.20%, 06/29/2049(c),(d),(e)	$3,300	$3,461
PREFERRED STOCKS - 5.07%		Shares Held Value (000's)		3 Month USD LIBOR + 1.29%
Banks - 1.81%				7.63%, 12/31/2049(c),(d),(e)	1,000	1,040
Fifth Third Bancorp 6.63%, 12/31/2023 (c)		98,638	$2,715	USD Swap Semi-Annual 5 Year + 6.31%
3 Month USD LIBOR + 3.71%				7.63%, 12/31/2049(c),(e)	1,900	1,976
First Republic Bank/CA 5.13%, 06/30/2022 (c)		45,549	1,132	USD Swap Semi-Annual 5 Year + 6.31%
Huntington Bancshares Inc/OH 6.25%,		74,644	1,951	BPCE SA
04/15/2021 (c)				12.50%, 08/29/2049(c),(e)	4,177	4,296
KeyCorp 6.13%, 12/15/2026 (c)		33,943	946	3 Month USD LIBOR + 12.98%
3 Month USD LIBOR + 3.89%				12.50%, 08/29/2049(c),(d),(e)	900	926
M&T Bank Corp 6.38%, 07/08/2019 (c)		2,291	2,305	3 Month USD LIBOR + 12.98%
Valley National Bancorp 6.25%, 06/30/2025 (c)		33,583	954	Citigroup Inc
3 Month USD LIBOR + 3.85%				5.95%, 12/31/2049(c),(e)	1,000	1,014
Webster Financial Corp 5.25%, 12/15/2022 (c)		30,000	731	3 Month USD LIBOR + 4.10%
			$10,734	6.13%, 12/31/2049(c),(e)	6,000	6,150
Pipelines - 0.74%				3 Month USD LIBOR + 4.48%
Enbridge Inc	6.38%, 04/15/2078	165,000	4,359	6.25%, 12/31/2049(c),(e)	1,500	1,603
3 Month USD LIBOR + 3.59%				3 Month USD LIBOR + 4.52%
REITs - 0.21%				Citizens Financial Group Inc
Kimco Realty Corp 5.25%, 12/20/2022 (c)		42,300	1,007	5.50%, 12/31/2049(c),(e)	5,490	5,504
Vornado Realty Trust 5.70%, 07/08/2019 (c)		10,200	255	3 Month USD LIBOR + 3.96%
			$1,262	6.00%, 12/31/2049(c),(e)	1,750	1,759
				3 Month USD LIBOR + 3.00%
Sovereign - 1.01%				6.38%, 12/31/2049(c),(e)	3,500	3,583
CoBank ACB	6.13%, 10/01/2019 (c)	6,000	617	3 Month USD LIBOR + 3.16%
CoBank ACB	6.20%, 01/01/2025 (c)	10,000	1,050	Commerzbank AG
3 Month USD LIBOR + 3.74%				8.13%, 09/19/2023(d)	500	573
CoBank ACB	6.25%, 10/01/2022 (c)	38,800	4,055	Cooperatieve Rabobank UA
3 Month USD LIBOR + 4.56%				11.00%, 12/31/2049(c),(e)	1,100	1,106
Farm Credit Bank of Texas 6.75%, 09/15/2023		2,500	262	3 Month USD LIBOR + 10.87%
(c),(d)
				11.00%, 12/29/2049(c),(d),(e)	6,400	6,432
3 Month USD LIBOR + 4.01%				3 Month USD LIBOR + 10.87%
			$5,984	Corestates Capital III
Telecommunications - 1.30%				3.09%, 02/15/2027(d)	22,771	20,949
Centaur Funding Corp 9.08%, 04/21/2020 (d)		7,329	7,696	3 Month USD LIBOR + 0.57%
TOTAL PREFERRED STOCKS			$30,035	Credit Agricole SA
		Principal		8.13%, 12/31/2049(c),(d),(e)	2,232	2,488
BONDS - 92.61%		Amount (000's) Value (000's)		USD Swap Semi-Annual 5 Year + 6.19%
Automobile Manufacturers - 0.98%				8.38%, 12/31/2049(c),(d),(e)	1,250	1,269
General Motors Financial Co Inc				3 Month USD LIBOR + 6.98%
5.75%, 12/31/2049(c),(e)		$6,300	$5,774	Credit Suisse AG
3 Month USD LIBOR + 3.60%				6.50%, 08/08/2023	600	649
Banks - 46.61%				Credit Suisse Group AG
Australia & New Zealand Banking Group Ltd/				6.25%, 12/31/2049(c),(d),(e)	6,090	6,129
United Kingdom				USD Swap Semi-Annual 5 Year + 3.46%
6.75%, 12/31/2049(c),(d),(e)		1,900	2,040	7.50%, 12/31/2049(c),(d),(e)	6,250	6,625
USD Swap Rate NY 5 Year + 5.17%				USD Swap Semi-Annual 5 Year + 4.60%
Bank of America Corp				Danske Bank A/S
6.30%, 12/31/2049(c),(e)		2,000	2,190	6.13%, 12/31/2049(c),(e)	6,600	6,059
3 Month USD LIBOR + 4.55%				USD Swap Semi-Annual 7 Year + 3.90%
Bank of New York Mellon Corp/The				Dresdner Funding Trust I
4.62%, 12/31/2049(c),(e)		14,000	13,805	8.15%, 06/30/2031(d)	400	515
3 Month USD LIBOR + 3.13%				HSBC Capital Funding Dollar 1 LP
4.95%, 12/31/2049(c),(e)		8,100	8,181	10.18%, 12/29/2049(c),(e)	4,400	6,600
3 Month USD LIBOR + 3.42%				3 Month USD LIBOR + 4.98%
Barclays Bank PLC				10.18%, 12/29/2049(c),(d),(e)	1,700	2,550
6.28%, 12/29/2049(c),(e)		5,450	5,685	3 Month USD LIBOR + 4.98%
3 Month USD LIBOR + 1.55%				HSBC Holdings PLC
10.18%, 06/12/2021		900	1,015	6.00%, 12/31/2049(c),(e)	3,000	2,956
10.18%, 06/12/2021(d)		3,000	3,384	USD Swap Rate NY 5 Year + 3.75%
Barclays PLC				6.50%, 12/31/2049(c),(e)	500	501
6.63%, 12/31/2049(c),(e)		636	633	USD Swap Rate NY 5 Year + 3.61%
USD Swap Semi-Annual 5 Year + 5.02%				6.87%, 12/31/2049(c),(e)	6,900	7,167
				USD Swap Rate NY 5 Year + 5.51%
				Huntington Bancshares Inc/OH
				5.70%, 12/31/2049(c),(e)	4,000	3,962
				3 Month USD LIBOR + 2.88%

See accompanying notes.

Schedule of Investments
Capital Securities Fund
May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
ING Groep NV			Societe Generale SA
6.50%, 12/31/2049(c),(e)	$500	$497	7.38%, 12/31/2049(c),(d),(e)	$2,000	$2,005
USD Swap Semi-Annual 5 Year + 4.45%			USD Swap Semi-Annual 5 Year + 4.30%
JPMorgan Chase & Co			7.38%, 12/31/2049(c),(d),(e)	5,000	5,128
5.30%, 12/31/2049(c),(e)	5,000	5,062	USD Swap Semi-Annual 5 Year + 6.24%
3 Month USD LIBOR + 3.80%			8.00%, 12/31/2049(c),(d),(e)	3,500	3,745
6.75%, 12/31/2049(c),(e)	2,000	2,197	USD Swap Rate NY 5 Year + 5.87%
3 Month USD LIBOR + 3.78%			Standard Chartered PLC
KeyCorp			6.50%, 12/31/2049(c),(e)	1,500	1,506
5.00%, 12/31/2049(c),(e)	4,000	3,998	USD Swap Semi-Annual 5 Year + 4.89%
3 Month USD LIBOR + 3.61%			7.01%, 07/29/2049(c),(d),(e)	7,800	8,394
KeyCorp Capital I			3 Month USD LIBOR + 1.46%
3.33%, 07/01/2028	2,000	1,815	7.50%, 12/31/2049(c),(d),(e)	1,300	1,348
3 Month USD LIBOR + 0.74%			USD Swap Semi-Annual 5 Year + 6.30%
KeyCorp Capital III			7.75%, 12/31/2049(c),(d),(e)	1,000	1,040
7.75%, 07/15/2029	1,500	1,870	USD Swap Semi-Annual 5 Year + 5.72%
Lloyds Bank PLC			SunTrust Capital I
12.00%, 12/29/2049(c),(e)	5,500	6,603	3.19%, 05/15/2027	4,500	4,196
3 Month USD LIBOR + 11.76%			3 Month USD LIBOR + 0.67%
12.00%, 12/29/2049(c),(d),(e)	3,100	3,722	SunTrust Capital III
3 Month USD LIBOR + 11.76%			3.26%, 03/15/2028	1,000	929
Lloyds Banking Group PLC			3 Month USD LIBOR + 0.65%
6.41%, 01/29/2049(c),(d),(e)	1,200	1,239	Swedbank AB
3 Month USD LIBOR + 1.50%			6.00%, 12/31/2049(c),(e)	4,400	4,296
7.50%, 12/31/2049(c),(e)	4,300	4,407	USD Swap Semi-Annual 5 Year + 4.11%
USD Swap Semi-Annual 5 Year + 4.76%			UBS Group Funding Switzerland AG
7.50%, 12/31/2049(c),(e)	6,600	6,745	6.88%, 12/31/2049(c),(e)	9,200	9,449
USD Swap Semi-Annual 5 Year + 4.50%			USD Swap Semi-Annual 5 Year + 4.59%
M&T Bank Corp			7.00%, 12/31/2049(c),(d),(e)	1,400	1,439
5.12%, 12/31/2049(c),(e)	4,000	4,113	USD Swap Semi-Annual 5 Year + 4.34%
3 Month USD LIBOR + 3.52%			US Bancorp
6.45%, 12/31/2049(c),(e)	1,300	1,391	5.12%, 12/31/2049(c),(e)	2,000	2,035
3 Month USD LIBOR + 3.61%			3 Month USD LIBOR + 3.49%
Nordea Bank Abp					$276,034
6.13%, 12/31/2049(c),(d),(e)	4,300	4,257	Diversified Financial Services - 3.80%
USD Swap Semi-Annual 5 Year + 3.39%			American Express Co
6.63%, 12/31/2049(c),(d),(e)	13,400	13,601	4.90%, 12/31/2049(c),(e)	4,500	4,478
US Treasury Yield Curve Rate T Note			3 Month USD LIBOR + 3.29%
Constant Maturity 5 Year + 4.11%			Capital One Financial Corp
Northern Trust Corp			5.55%, 12/31/2049(c),(e)	4,000	4,056
4.60%, 12/31/2049(c),(e)	9,015	9,011	3 Month USD LIBOR + 3.80%
3 Month USD LIBOR + 3.20%			Charles Schwab Corp/The
NTC Capital I			7.00%, 02/28/2049(c),(e)	5,813	6,278
3.12%, 01/15/2027	1,250	1,156	3 Month USD LIBOR + 4.82%
3 Month USD LIBOR + 0.52%			Depository Trust & Clearing Corp/The
NTC Capital II			4.88%, 12/31/2049(c),(d),(e)	7,000	7,000
3.19%, 04/15/2027	1,200	1,109	3 Month USD LIBOR + 3.17%
3 Month USD LIBOR + 0.59%			National Rural Utilities Cooperative Finance Corp
PNC Capital Trust C			5.25%, 04/20/2046(e)	700	717
3.20%, 06/01/2028	3,000	2,738	3 Month USD LIBOR + 3.63%
3 Month USD LIBOR + 0.57%					$22,529
RBS Capital Trust II			Electric - 2.95%
6.43%, 12/29/2049(c),(e)	600	753	Dominion Energy Inc
3 Month USD LIBOR + 1.94%			5.75%, 10/01/2054(e)	6,775	6,911
Royal Bank of Scotland Group PLC			3 Month USD LIBOR + 3.06%
4.92%, 03/29/2049(c)	1,000	932	Emera Inc
3 Month USD LIBOR + 2.32%			6.75%, 06/15/2076(e)	4,800	5,148
7.50%, 12/31/2049(c),(e)	4,896	4,986	3 Month USD LIBOR + 5.44%
USD Swap Semi-Annual 5 Year + 5.80%			NextEra Energy Capital Holdings Inc
7.65%, 08/29/2049(c),(e)	1,800	2,306	4.66%, 10/01/2066	4,500	3,735
3 Month USD LIBOR + 2.50%			3 Month USD LIBOR + 2.07%
8.00%, 12/31/2049(c),(e)	1,000	1,047	4.74%, 06/15/2067	580	487
USD Swap Semi-Annual 5 Year + 5.72%			3 Month USD LIBOR + 2.13%
Skandinaviska Enskilda Banken AB			4.80%, 12/01/2077(e)	250	230
5.63%, 12/31/2049(c),(e)	200	194	3 Month USD LIBOR + 2.41%
USD Swap Semi-Annual 5 Year + 3.49%

See accompanying notes.

Schedule of Investments Capital Securities Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Insurance (continued)
PPL Capital Funding Inc			MetLife Capital Trust IV
5.27%, 03/30/2067	$1,000	$930	7.88%, 12/15/2067(d)	$1,800	$2,227
3 Month USD LIBOR + 2.67%			MetLife Inc
		$17,441	5.25%, 12/31/2049(c),(e)	3,500	3,531
Gas - 1.55%			3 Month USD LIBOR + 3.58%
NiSource Inc			6.40%, 12/15/2066	700	773
5.65%, 12/31/2049(c),(e)	9,195	9,160	3 Month USD LIBOR + 2.21%
US Treasury Yield Curve Rate T Note			9.25%, 04/08/2068(d)	3,900	5,343
Constant Maturity 5 Year + 2.84%			3 Month USD LIBOR + 5.54%
Insurance - 31.73%			10.75%, 08/01/2069	4,300	6,686
ACE Capital Trust II			Mitsui Sumitomo Insurance Co Ltd
9.70%, 04/01/2030	2,570	3,637	7.00%, 03/15/2072(d),(e)	3,600	3,911
Aegon NV			3 Month USD LIBOR + 5.90%
2.58%, 07/29/2049(c)	1,550	1,093	7.00%, 03/15/2072(e)	2,500	2,716
USD Swap Rate NY 10 Year + 0.10%			3 Month USD LIBOR + 5.90%
Allstate Corp/The			Nationwide Financial Services Inc
5.75%, 08/15/2053(e)	9,900	10,147	6.75%, 05/15/2087	500	545
3 Month USD LIBOR + 2.94%			Nippon Life Insurance Co
American International Group Inc			5.00%, 10/18/2042(d),(e)	1,525	1,588
5.75%, 04/01/2048(e)	13,077	13,035	3 Month USD LIBOR + 4.24%
3 Month USD LIBOR + 2.87%			5.10%, 10/16/2044(e)	785	831
8.18%, 05/15/2068(e)	6,700	8,040	USD Swap Rate NY 5 Year + 3.65%
3 Month USD LIBOR + 4.20%			Progressive Corp/The
Aon Corp			5.38%, 12/31/2049(c),(e)	11,200	11,179
8.21%, 01/01/2027	1,000	1,190	3 Month USD LIBOR + 2.54%
Argentum Netherlands BV for Zurich Insurance			Prudential Financial Inc
Co Ltd			5.63%, 06/15/2043(e)	9,380	9,708
5.13%, 06/01/2048(e)	2,000	2,024	3 Month USD LIBOR + 3.92%
US Treasury Yield Curve Rate T Note			5.88%, 09/15/2042(e)	11,000	11,523
Constant Maturity 5 Year + 3.27%			3 Month USD LIBOR + 4.18%
AXA SA			Reinsurance Group of America Inc
6.38%, 12/29/2049(c),(d),(e)	2,800	3,114	5.28%, 12/15/2065	1,200	1,104
3 Month USD LIBOR + 2.26%			3 Month USD LIBOR + 2.67%
8.60%, 12/15/2030	2,400	3,264	Sumitomo Life Insurance Co
Catlin Insurance Co Ltd			6.50%, 09/20/2073(d),(e)	3,000	3,320
5.57%, 07/29/2049(c),(d)	6,900	6,745	3 Month USD LIBOR + 4.44%
3 Month USD LIBOR + 2.98%			Swiss Re Finance Luxembourg SA
Cloverie PLC for Zurich Insurance Co Ltd			5.00%, 04/02/2049(d),(e)	17,400	17,987
5.63%, 06/24/2046(e)	12,100	12,841	US Treasury Yield Curve Rate T Note
3 Month USD LIBOR + 4.92%			Constant Maturity 5 Year + 3.58%
Everest Reinsurance Holdings Inc			Voya Financial Inc
4.90%, 05/01/2067	1,600	1,432	5.65%, 05/15/2053(e)	4,100	4,151
3 Month USD LIBOR + 2.39%			3 Month USD LIBOR + 3.58%
Great-West Life & Annuity Insurance Capital LP			6.13%, 12/31/2049(c),(e)	1,000	1,035
6.63%, 11/15/2034(d)	1,200	1,402	US Treasury Yield Curve Rate T Note
Hartford Financial Services Group Inc/The			Constant Maturity 5 Year + 3.36%
4.64%, 02/12/2067(d)	3,900	3,432	XLIT Ltd
3 Month USD LIBOR + 2.13%			5.05%, 12/31/2049(c)	1,400	1,348
Legal & General Group PLC			3 Month USD LIBOR + 2.46%
5.25%, 03/21/2047(e)	4,700	4,637			$187,880
USD Swap Semi-Annual 5 Year + 3.69%			Pipelines - 3.56%
Liberty Mutual Group Inc			Enbridge Inc
5.52%, 03/07/2067(d)	2,300	2,294	6.25%, 03/01/2078(e)	7,000	6,913
3 Month USD LIBOR + 2.91%			3 Month USD LIBOR + 3.64%
7.80%, 03/07/2087(d)	6,100	7,564	Enterprise Products Operating LLC
3 Month USD LIBOR + 3.58%			5.25%, 08/16/2077(e)	12,000	10,980
Liberty Mutual Insurance Co			3 Month USD LIBOR + 3.03%
7.70%, 10/15/2097(d)	1,100	1,541	Transcanada Trust
Lincoln National Corp			5.63%, 05/20/2075(e)	1,600	1,568
4.63%, 04/20/2067	4,200	3,276	3 Month USD LIBOR + 3.53%
3 Month USD LIBOR + 2.04%			5.87%, 08/15/2076(e)	1,600	1,636
4.88%, 05/17/2066	6,300	5,229	3 Month USD LIBOR + 4.64%
3 Month USD LIBOR + 2.36%					$21,097
Meiji Yasuda Life Insurance Co			Sovereign - 0.35%
5.10%, 04/26/2048(d),(e)	1,300	1,376	CoBank ACB
USD Swap Rate NY 5 Year + 3.15%			6.25%, 12/31/2049(c),(e)	1,000	1,051
5.20%, 10/20/2045(d),(e)	1,000	1,061	3 Month USD LIBOR + 4.66%
USD Swap Semi-Annual 5 Year + 4.23%

See accompanying notes.

Schedule of Investments Capital Securities Fund May 31, 2019 (unaudited)

	Principal
BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)
Farm Credit Bank of Texas
6.20%, 12/31/2049(c),(d),(e)	$1,000	$1,037
3 Month USD LIBOR + 3.22%
		$2,088
Telecommunications - 0.18%
Koninklijke KPN NV
7.00%, 03/28/2073(e)	1,000	1,048
USD Swap Semi-Annual 10 Year + 5.33%
Transportation - 0.90%
BNSF Funding Trust I
6.61%, 12/15/2055(e)	5,000	5,350
3 Month USD LIBOR + 2.35%
TOTAL BONDS		$548,401
Total Investments		$582,157
Other Assets and Liabilities - 1.69%		10,012
TOTAL NET ASSETS - 100.00%		$592,169

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $183,199 or 30.94% of net assets.
(e)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Portfolio Summary (unaudited)

Sector	Percent
Financial	84.16%
Utilities	4.50%
Energy	4.30%
Communications	1.48%
Government	1.36%
Consumer, Cyclical	0.98%
Industrial	0.90%
Money Market Funds	0.63%
Other Assets and Liabilities	1.69%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018	Purchases		Sales	May 31, 2019
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.3%	$10,077		$132,771	$139,127		$3,721
	$10,077		$132,771	$139,127		$3,721

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.3%	$153	$—		$—		$—
	$153	$—		$—		$—
Amounts in thousands

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund

May 31, 2019 (unaudited)

COMMON STOCKS - 51.54%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.08%			Electric (continued)
Clear Channel Outdoor Holdings Inc (a)	596,711	$3,031	Iberdrola SA	795,256	$7,394
Agriculture - 0.57%			Infraestructura Energetica Nova SAB de CV	1,622,274	6,593
Archer-Daniels-Midland Co	464,275	17,791	NextEra Energy Inc	83,944	16,638
Bunge Ltd	61,486	3,215	Red Electrica Corp SA	583,111	12,359
		$21,006	Sembcorp Industries Ltd	547,300	959
Automobile Parts & Equipment - 0.05%			Sempra Energy	110,600	14,538
Georg Fischer AG	2,218	1,878	Spark Infrastructure Group	10,693,691	17,372
Biotechnology - 0.01%			SSE PLC	1,057,932	14,434
Advanz Pharma Corp (a)	22,681	355	Terna Rete Elettrica Nazionale SpA	1,015,133	6,201
			Transmissora Alianca de Energia Eletrica SA	1,015,300	6,797
Building Materials - 0.28%					$203,186
Boise Cascade Co	34,542	767
Duratex SA	101,200	270	Electronics - 0.18%
Geberit AG	14,193	6,251	Badger Meter Inc	15,733	831
Louisiana-Pacific Corp	46,847	1,069	Halma PLC	204,203	4,679
Norbord Inc	48,163	941	Watts Water Technologies Inc	14,928	1,215
Pinnacle Renewable Energy Inc	68,706	549			$6,725
Universal Forest Products Inc	16,204	523	Energy - Alternate Sources - 0.76%
		$10,370	Algonquin Power & Utilities Corp	294,000	3,430
Chemicals - 1.97%			First Solar Inc (a)	112,841	6,549
CF Industries Holdings Inc	351,170	14,131	Pattern Energy Group Inc	191,130	4,054
FMC Corp	36,463	2,678	TerraForm Power Inc	538,701	7,273
Ingevity Corp (a)	10,115	887	Vestas Wind Systems A/S	82,032	6,678
Israel Chemicals Ltd	582,518	2,918			$27,984
K+S AG	171,069	2,903	Engineering & Construction - 0.99%
Lenzing AG	3,457	376	Aegion Corp (a)	19,116	275
Linde PLC	26,917	4,865	Aena SME SA (b)	24,831	4,560
Mosaic Co/The	104,373	2,241	Enav SpA (b)	1,681,054	9,092
Nutrien Ltd	440,777	21,497	Ferrovial SA	57,229	1,364
Nutrien Ltd	20,070	978	Flughafen Zurich AG	36,955	6,230
OCI NV (a)	137,336	3,110	Sydney Airport	2,589,660	13,297
Olin Corp	89,104	1,747	Vinci SA	17,566	1,732
Sociedad Quimica y Minera de Chile SA ADR	79,177	2,402			$36,550
Yara International ASA	281,987	12,114	Environmental Control - 0.50%
		$72,847	AquaVenture Holdings Ltd (a)	7,878	140
Commercial Services - 2.33%			Casella Waste Systems Inc (a)	145,202	5,622
ALEATICA SAB de CV	7,307,936	6,816	China Water Affairs Group Ltd	514,000	498
Atlantia SpA	1,148,002	28,719	Covanta Holding Corp	291,190	4,909
Atlas Arteria Ltd	1,057,802	5,184	Energy Recovery Inc (a)	16,881	160
Cengage Learning Holdings II Inc (a)	7,026	81	Evoqua Water Technologies Corp (a)	31,451	370
China Merchants Port Holdings Co Ltd	5,035,687	8,818	Kurita Water Industries Ltd	57,800	1,379
Shenzhen Expressway Co Ltd	3,808,000	4,403	METAWATER Co Ltd	5,900	176
Transurban Group	3,328,073	32,102	Pentair PLC	85,196	2,967
		$86,123	Tetra Tech Inc	33,212	2,242
Consumer Products - 0.17%					$18,463
Avery Dennison Corp	30,205	3,143	Food - 0.16%
Kimberly-Clark Corp	24,902	3,185	Ingredion Inc	35,299	2,688
		$6,328	Wilmar International Ltd	1,378,400	3,301
Cosmetics & Personal Care - 0.12%					$5,989
Essity AB	54,071	1,586	Forest Products & Paper - 1.61%
Kao Corp	13,100	1,017	Acadian Timber Corp	122,760	1,484
Unicharm Corp	66,200	1,975	Canfor Corp	293,293	1,910
		$4,578	Clearwater Paper Corp (a)	20,179	325
Electric - 5.50%			Domtar Corp	23,544	990
ACEA SpA	26,899	501	Empresas CMPC SA	472,390	1,255
American Electric Power Co Inc	15,700	1,352	Ence Energia y Celulosa SA	33,578	140
Atlantica Yield PLC	489,233	10,494	Holmen AB	103,847	2,014
AusNet Services	6,253,416	7,717	Interfor Corp (a)	249,226	2,100
China Longyuan Power Group Corp Ltd	3,643,000	2,296	International Paper Co	126,837	5,260
Clearway Energy Inc - Class C	217,656	3,265	Mercer International Inc	37,781	541
Dominion Energy Inc	182,039	13,686	Mondi PLC	306,072	6,336
Edison International	88,297	5,242	Nine Dragons Paper Holdings Ltd	4,001,000	3,190
EDP - Energias de Portugal SA	2,382,675	8,684	Oji Holdings Corp	931,300	4,801
Emera Inc	411,649	15,850	Quintis Ltd (a),(c),(d)	2,854,062	—
Enel SpA	561,840	3,494	Sappi Ltd	157,697	596
Eversource Energy	102,875	7,596	Smurfit Kappa Group PLC	193,267	5,338
Hera SpA	447,974	1,627	Stora Enso OYJ	445,102	4,698
Huadian Fuxin Energy Corp Ltd	17,732,000	3,419	Sumitomo Forestry Co Ltd	133,300	1,505
Hydro One Ltd (b)	866,317	14,678	Suzano SA	116,200	954

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund

May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Forest Products & Paper (continued)			Mining - 3.16%
Svenska Cellulosa AB SCA	733,547	$5,599	Anglo American PLC	662,870	$15,858
UPM-Kymmene OYJ	230,414	5,765	Antofagasta PLC	261,934	2,594
West Fraser Timber Co Ltd	87,054	3,394	Barrick Gold Corp	1,077,920	13,406
Western Forest Products Inc	1,043,901	1,174	BHP Group Ltd	123,221	3,202
		$59,369	Compass Minerals International Inc	80,546	4,109
Gas - 1.44%			Franco-Nevada Corp	43,300	3,343
Atmos Energy Corp	27,000	2,749	Freeport-McMoRan Inc	1,074,299	10,432
National Grid PLC	2,338,285	23,508	Fresnillo PLC	285,325	2,772
Snam SpA	937,393	4,708	Glencore PLC (a)	807,298	2,583
Southwest Gas Holdings Inc	82,200	6,999	Livent Corp (a)	46,595	294
Western Midstream Partners LP	515,019	15,033	MMC Norilsk Nickel PJSC ADR	152,514	3,181
		$52,997	Newcrest Mining Ltd	821,146	15,605
Hand & Machine Tools - 0.02%			Newmont Goldcorp Corp	95,654	3,165
Franklin Electric Co Inc	20,756	910	Norsk Hydro ASA	787,062	2,751
Healthcare - Products - 0.18%			Rio Tinto Ltd	263,646	18,298
Danaher Corp	44,086	5,820	South32 Ltd	1,173,273	2,691
Hengan International Group Co Ltd	117,000	861	Southern Copper Corp	91,654	3,092
		$6,681	Sumitomo Metal Mining Co Ltd	111,200	2,908
			Teck Resources Ltd	145,900	2,965
Healthcare - Services - 0.00%			Wheaton Precious Metals Corp	150,300	3,324
Millennium Health LLC (a),(e)	22,091	—			$116,573
Millennium Health LLC (a),(c),(d),(e)	20,580	23
Millennium Health LLC (a),(c),(d),(e)	19,318	19	Miscellaneous Manufacturers - 0.14%
		$42	Aalberts NV	51,990	1,713
			Alfa Laval AB	161,927	3,320
Home Builders - 0.19%					$5,033
DR Horton Inc	34,705	1,484
Lennar Corp - A Shares	30,663	1,523	Oil & Gas - 5.86%
PulteGroup Inc	32,042	993	Anadarko Petroleum Corp	75,028	5,280
Taylor Morrison Home Corp (a)	43,564	870	BP PLC	2,795,636	18,942
Toll Brothers Inc	40,371	1,404	Canadian Natural Resources Ltd	115,100	3,109
TRI Pointe Group Inc (a)	59,055	726	Chevron Corp	27,288	3,107
		$7,000	CNOOC Ltd	4,830,000	7,847
			Concho Resources Inc	57,319	5,618
Internet - 0.00%			ConocoPhillips	48,098	2,836
Catalina Marketing Corp (a),(c),(d)	3,965	20	Devon Energy Corp	110,599	2,783
Iron & Steel - 0.73%			Diamondback Energy Inc	50,835	4,985
ArcelorMittal	141,821	2,094	Ecopetrol SA ADR	161,254	2,643
Fortescue Metals Group Ltd	757,012	4,209	Empresas COPEC SA	125,195	1,295
JFE Holdings Inc	187,100	2,584	Eni SpA	188,992	2,847
Nippon Steel Corp	181,300	2,998	EOG Resources Inc	133,498	10,930
Novolipetsk Steel PJSC	136,960	3,597	Equinor ASA	145,013	2,770
Nucor Corp	53,880	2,586	Exxon Mobil Corp	41,293	2,922
thyssenkrupp AG	217,963	2,752	Fieldwood Energy Inc (a)	2,556	78
Vale SA ADR	261,519	3,261	Fieldwood Energy LLC (a),(e)	12,648	385
voestalpine AG	105,297	2,745	Galp Energia SGPS SA	419,727	6,305
		$26,826	Gazprom PJSC ADR	1,760,481	11,531
Lodging - 0.32%			Hess Corp	149,086	8,328
City Developments Ltd	727,400	4,362	Imperial Oil Ltd	120,600	3,224
Hilton Worldwide Holdings Inc	85,314	7,631	LUKOIL PJSC ADR	39,225	3,152
		$11,993	Marathon Petroleum Corp	177,753	8,175
Machinery - Diversified - 0.55%			Novatek PJSC	18,827	3,844
ANDRITZ AG	63,455	2,281	Occidental Petroleum Corp	160,106	7,968
Ebara Corp	51,300	1,297	OMV AG	190,828	8,956
Gorman-Rupp Co/The	10,303	306	PBF Energy Inc	145,808	3,849
IDEX Corp	37,311	5,698	Petroleo Brasileiro SA ADR	207,620	2,996
Kadant Inc	12,238	993	Petroleo Brasileiro SA ADR	531,275	6,896
Lindsay Corp	5,830	463	Phillips 66	33,866	2,736
Mueller Water Products Inc - Class A	85,495	790	Pioneer Natural Resources Co	52,987	7,522
SIG Combibloc Group AG (a)	142,421	1,457	Repsol SA	189,501	3,051
Xylem Inc/NY	97,031	7,202	Rosneft Oil Co PJSC	544,868	3,618
		$20,487	Royal Dutch Shell PLC - A Shares	104,437	3,235
Media - 0.14%			S-Oil Corp	33,739	2,366
Cumulus Media Inc (a)	68,496	1,096	Suncor Energy Inc	94,700	2,918
iHeartMedia Inc (a)	253,758	4,124	TOTAL SA	459,294	23,814
		$5,220	Transocean Ltd (a)	54,446	338
Metal Fabrication & Hardware - 0.05%			Valero Energy Corp	142,915	10,061
Advanced Drainage Systems Inc	22,231	638	Vantage Drilling International (a),(c),(d)	1,554	109
Reliance Worldwide Corp Ltd	426,990	1,083	Woodside Petroleum Ltd	126,553	3,097
		$1,721			$216,466

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund

May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas Services - 0.14%			REITs (continued)
Halliburton Co	106,345	$2,264	Crown Castle International Corp	100,851	$13,112
Schlumberger Ltd	74,074	2,570	CubeSmart	142,632	4,810
Select Energy Services Inc (a)	35,902	384	Daiwa Office Investment Corp	816	5,654
		$5,218	Dexus	793,992	7,106
Packaging & Containers - 1.17%			EPR Properties	47,857	3,738
Amcor Ltd/Australia	304,818	3,480	Equinix Inc	9,331	4,533
Ball Corp	180,638	11,089	Essential Properties Realty Trust Inc	120,739	2,567
DS Smith PLC	899,632	3,584	Essex Property Trust Inc	41,678	12,159
Graphic Packaging Holding Co	93,748	1,219	Frasers Logistics & Industrial Trust	3,420,451	2,836
Greif Inc - Class A	25,030	887	Gecina SA	39,013	5,576
Klabin SA	351,200	1,388	Goodman Group	1,618,807	15,060
Packaging Corp of America	148,996	13,272	Inmobiliaria Colonial Socimi SA	817,442	9,048
Sealed Air Corp	74,823	3,135	Invitation Homes Inc	548,518	14,058
Sonoco Products Co	8,728	540	Japan Hotel REIT Investment Corp	8,080	6,548
Westrock Co	142,577	4,648	Japan Retail Fund Investment Corp	1,574	3,171
		$43,242	Kilroy Realty Corp	71,291	5,255
Pipelines - 8.40%			Klepierre SA	85,309	2,904
AltaGas Ltd	647,076	9,340	Link REIT	871,270	10,426
Andeavor Logistics LP	175,166	6,110	MCUBS MidCity Investment Corp	5,681	5,463
Antero Midstream Corp	658,984	8,053	Merlin Properties Socimi SA	382,256	5,085
APA Group	1,699,886	11,942	Minto Apartment Real Estate Investment Trust	339,742	4,954
BP Midstream Partners LP	152,112	2,218	Park Hotels & Resorts Inc	61,178	1,690
Cheniere Energy Inc (a)	322,080	20,348	Physicians Realty Trust	193,507	3,543
DCP Midstream LP	33,607	1,022	PotlatchDeltic Corp	171,460	5,770
Enbridge Inc	1,096,620	40,373	Prologis Inc	174,393	12,847
Energy Transfer LP	1,423,398	19,557	Rayonier Inc	330,223	9,296
EnLink Midstream LLC (a)	327,518	3,400	Regency Centers Corp	126,852	8,367
Enterprise Products Partners LP	755,714	21,077	Rexford Industrial Realty Inc	333,013	12,588
EQM Midstream Partners LP	260,967	11,248	Segro PLC	1,066,571	9,389
Kinder Morgan Inc/DE	414,458	8,268	Simon Property Group Inc	84,451	13,689
Koninklijke Vopak NV	32,573	1,334	STORE Capital Corp	158,220	5,414
Magellan Midstream Partners LP	297,050	18,269	Sun Communities Inc	59,275	7,485
MPLX LP	494,350	15,117	Sunstone Hotel Investors Inc	220,980	2,966
Noble Midstream Partners LP	47,274	1,430	UNITE Group PLC/The	507,496	6,090
NuStar Energy LP	7,054	190	United Urban Investment Corp	2,869	4,736
ONEOK Inc	214,586	13,652	Welltower Inc	112,912	9,171
Pembina Pipeline Corp	52,521	1,874	Weyerhaeuser Co	401,588	9,156
Phillips 66 Partners LP	177,864	8,534			$329,416
Plains All American Pipeline LP	905,589	20,475	Retail - 0.03%
Rattler Midstream LP (a)	57,728	1,081	Gymboree Corp/The (a),(c),(d),(e)	17,842	9
Shell Midstream Partners LP	321,859	6,769	Gymboree Holding Corp (a),(c),(d)	48,577	24
Tallgrass Energy LP	278,511	6,626	Home Depot Inc/The	6,071	1,153
Targa Resources Corp	136,966	5,268			$1,186
TC Energy Corp	259,834	12,667	Software - 0.18%
Williams Cos Inc/The	1,295,097	34,165	Avaya Holdings Corp (a)	161,175	2,027
		$310,407	InterXion Holding NV (a)	61,917	4,564
Real Estate - 1.81%					$6,591
ADO Properties SA (b)	122,261	6,584	Storage & Warehousing - 0.09%
Aroundtown SA	673,814	5,717	Safestore Holdings PLC	405,243	3,250
Deutsche Wohnen SE	227,193	10,725	Telecommunications - 0.05%
Entra ASA (b)	254,669	3,798	Eutelsat Communications SA	102,696	1,811
Fabege AB	450,175	6,754	Transportation - 0.11%
Hongkong Land Holdings Ltd	421,099	2,748	East Japan Railway Co	37,400	3,544
Mitsubishi Estate Co Ltd	455,900	8,363	Harvey Gulf (a),(c),(d)	3,014	78
Mitsui Fudosan Co Ltd	382,770	9,248	Harvey Gulf - Warrants (a),(c),(d)	13,471	364
New World Development Co Ltd	6,586,140	9,737			$3,986
Pope Resources a Delaware LP	45,668	3,109	Water - 2.58%
		$66,783	Aguas Andinas SA	16,602,188	9,161
REITs - 8.92%			American States Water Co	22,121	1,613
Agree Realty Corp	41,891	2,805	American Water Works Co Inc	108,723	12,288
Alexandria Real Estate Equities Inc	95,753	14,019	Aqua America Inc	107,155	4,237
Allied Properties Real Estate Investment Trust	61,300	2,205	Beijing Enterprises Water Group Ltd	3,550,000	1,884
American Tower Corp	18,940	3,954	California Water Service Group	28,913	1,423
Americold Realty Trust	271,639	8,502	Cia de Saneamento Basico do Estado de Sao	205,564	2,308
Apartment Investment & Management Co	145,763	7,281	Paulo ADR
AvalonBay Communities Inc	69,866	14,183	Cia de Saneamento do Parana	269,640	4,941
Boston Properties Inc	15,700	2,054	Connecticut Water Service Inc	7,249	506
CatchMark Timber Trust Inc	230,840	2,172	Guangdong Investment Ltd	1,730,000	3,401
CFE Capital S de RL de CV	6,370,900	5,981

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund

May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)				Principal
Water (continued)			BONDS (continued)		Amount (000’s)	Value (000’s)
Middlesex Water Co	9,864	$584	Media (continued)
Pennon Group PLC	926,287	8,601	iHeartCommunications Inc
Severn Trent PLC	456,640	11,521	6.38%, 05/01/2026		$1,435	$1,491
SJW Group	14,175	874	8.38%, 05/01/2027		2,601	2,721
Suez	254,967	3,413				$4,212
United Utilities Group PLC	2,207,063	22,279	Sovereign - 1.50%
Veolia Environnement SA	250,976	5,809	French Republic Government Bond OAT
York Water Co/The	7,779	268	0.10%, 07/25/2047(b)	EUR	2,887	3,474
		$95,111	1.85%, 07/25/2027		1,366	1,901
TOTAL COMMON STOCKS		$1,903,752	2.00%, 05/25/2048(b)		2,215	2,963
INVESTMENT COMPANIES - 3.43%	Shares Held Value (000's)		Italy Buoni Poliennali Del Tesoro
Exchange-Traded Funds - 0.32%			1.30%, 05/15/2028(b)		14,396	15,385
Invesco S&P Global Water Index ETF	93,785	3,278	Japanese Government CPI Linked Bond
SPDR S&P Global Natural Resources ETF	195,909	8,340	0.10%, 03/10/2027	JPY	487,388	4,680
		$11,618	0.10%, 03/10/2028		1,544,903	14,852
Money Market Funds - 3.11%			New Zealand Government Inflation Linked Bond
Principal Government Money Market Fund	115,049,272	115,049	2.60%, 09/20/2040	NZD	897	753
2.3%(f),(g)			2.63%, 09/20/2035		2,988	2,439
TOTAL INVESTMENT COMPANIES		$126,667	3.20%, 09/20/2030		11,098	9,069
	Principal					$55,516
BONDS - 8.01%	Amount (000's) Value (000's)		TOTAL BONDS			$295,862
Federal & Federally Sponsored Credit - 1.71%			COMMODITY INDEXED STRUCTURED		Principal
Federal Farm Credit Banks			NOTES - 0.49%		Amount (000's)	Value (000's)
2.49%, 12/28/2020(h)	$8,000	$8,005	Banks - 0.49%
1 Month USD LIBOR + 0.07%			Royal Bank of Canada; Dow Jones - UBS
2.52%, 01/15/2021(h)	15,000	14,995	Commodity Index Linked Note
3 Month USD LIBOR + (0.08)%			2.39%, 05/18/2020(b),(i)		$21,700	17,959
2.54%, 07/09/2020(h)	14,000	14,012	TOTAL COMMODITY INDEXED STRUCTURED NOTES			$17,959
Federal Reserve Bank Prime Loan Rate US					Principal
+ (2.96)%			CONVERTIBLE BONDS - 0.01%		Amount (000's)	Value (000's)
2.57%, 08/27/2020(h)	3,800	3,804	Oil & Gas - 0.01%
Federal Reserve Bank Prime Loan Rate US			Vantage Drilling International
+ (2.93)%			1.00%, PIK 1.00%, 12/31/2030(d),(i),(j)		276	276
2.57%, 09/24/2020(h)	8,700	8,709	TOTAL CONVERTIBLE BONDS			$276
Federal Reserve Bank Prime Loan Rate US			SENIOR FLOATING RATE INTERESTS		Principal
+ (5.86)%			- 13.44%		Amount (000's)	Value (000's)
2.59%, 12/11/2019(h)	13,500	13,511	Advertising - 0.05%
Federal Reserve Bank Prime Loan Rate US			Advantage Sales & Marketing Inc
+ (5.82)%			5.69%, 07/23/2021(k)		$381	$329
		$63,036	US LIBOR + 3.25%
Finance - Mortgage Loan/Banker - 4.69%			Affinion Group Inc
Fannie Mae			8.18%, PIK 1.75%, 04/10/2024(j),(k)		733	630
2.48%, 10/30/2020(h)	18,000	17,995	US LIBOR + 4.00%
United States Secured Overnight Financing			Checkout Holding Corp
Rate + 0.15%			3.44%, PIK 9.50%, 08/15/2023(j),(k)		228	105
2.50%, 04/30/2020(h)	13,800	13,810	US LIBOR + 1.00%
United States Secured Overnight Financing			9.94%, 02/15/2023(k)		183	151
Rate + 0.10%			US LIBOR + 7.50%
2.56%, 01/30/2020(h)	42,160	42,202	Red Ventures LLC
United States Secured Overnight Financing			5.44%, 11/08/2024(k)		795	793
Rate + 0.16%			US LIBOR + 3.00%
Federal Home Loan Banks						$2,008
0.88%, 08/05/2019(h)	11,500	11,469	Aerospace & Defense - 0.22%
2.33%, 06/27/2019(h)	9,300	9,300	Sequa Mezzanine Holdings LLC
1 Month USD LIBOR + (0.19)%			7.56%, 10/28/2021(k)		2,633	2,587
2.43%, 01/30/2020(h)	11,000	11,001	US LIBOR + 5.00%
3 Month Treasury Bill + 0.14%			11.58%, 04/28/2022(k)		1,304	1,268
Freddie Mac			US LIBOR + 9.00%
2.33%, 06/28/2019(h)	3,300	3,300	TransDigm Inc
1 Month USD LIBOR + (0.10)%			4.94%, 06/09/2023(k)		3,244	3,186
2.50%, 05/20/2020(h)	12,000	12,002	US LIBOR + 2.50%
2.52%, 04/15/2020(h)	20,000	20,014	4.94%, 05/30/2025(k)		990	970
2.55%, 05/01/2020(h)	26,000	26,004	US LIBOR + 2.50%
2.65%, 04/08/2021(h)	6,000	6,001				$8,011
		$173,098	Airlines - 0.16%
Media - 0.11%			Allegiant Travel Co
Clear Channel Communications			7.06%, 01/29/2024(k)		599	595
0.00%, 12/15/2019(a),(c),(d)	523	—	US LIBOR + 4.50%

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund

May 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Airlines (continued)			Commercial Services (continued)
American Airlines Inc			Prime Security Services Borrower LLC
4.18%, 06/27/2025(k)	$306	$298	5.19%, 05/02/2022(k)	$1,671	$1,653
US LIBOR + 1.75%			US LIBOR + 2.75%
4.44%, 12/14/2023(k)	1,646	1,620	Refinitiv US Holdings Inc
US LIBOR + 2.00%			6.21%, 09/18/2025(k)	2,493	2,428
4.45%, 10/10/2021(k)	3,262	3,249	US LIBOR + 3.75%
US LIBOR + 2.00%			Syniverse Holdings Inc
		$5,762	7.44%, 02/09/2023(k)	3,089	2,872
Apparel - 0.03%			US LIBOR + 5.00%
Champ Acquisition Corp			11.44%, 02/09/2024(k)	2,000	1,510
8.10%, 12/17/2025(k)	998	998	US LIBOR + 9.00%
US LIBOR + 5.50%			Team Health Holdings Inc
Automobile Parts & Equipment - 0.07%			5.19%, 02/06/2024(k)	1,394	1,254
Altra Industrial Motion Corp			US LIBOR + 2.75%
4.44%, 09/26/2025(k)	467	461	Verscend Holding Corp
US LIBOR + 2.00%			6.98%, 08/08/2025(k)	1,130	1,128
Panther BF Aggregator 2			US LIBOR + 4.50%
5.89%, 03/18/2026(k)	2,000	1,984	Wand NewCo 3 Inc
US LIBOR + 3.50%			5.92%, 01/23/2026(k)	1,000	1,001
		$2,445	US LIBOR + 3.50%
Beverages - 0.04%			Worldpay LLC
Jacobs Douwe Egberts International BV			4.17%, 08/09/2024(k)	1,485	1,484
4.50%, 10/23/2025(k)	1,608	1,597	US LIBOR + 1.75%
US LIBOR + 2.00%					$20,714
Biotechnology - 0.14%			Computer Services - 0.03%
Concordia International Corp			WEX Inc
7.98%, 09/06/2024(k)	5,659	5,280	4.69%, 05/14/2026(k)	920	913
US LIBOR + 5.50%			US LIBOR + 2.25%
Building Materials - 0.08%			Computers - 0.49%
Quikrete Holdings Inc			Dell International LLC
5.19%, 11/03/2023(k)	3,083	3,027	4.44%, 09/07/2023(k)	6,838	6,799
US LIBOR + 2.75%			US LIBOR + 2.00%
			iQor US Inc
Chemicals - 0.03%			7.59%, 04/01/2021(k)	2,161	2,077
INEOS US Finance LLC			US LIBOR + 5.00%
4.44%, 03/31/2024(k)	237	234	McAfee LLC
US LIBOR + 2.00%			6.18%, 09/30/2024(k)	2,739	2,735
Minerals Technologies Inc			US LIBOR + 3.75%
4.75%, 05/09/2021(k)	579	577	10.93%, 09/29/2025(k)	687	695
Tronox Finance LLC			US LIBOR + 8.50%
5.44%, 09/13/2024(k)	185	183	NeuStar Inc
US LIBOR + 3.00%			5.94%, 08/08/2024(k)	981	946
		$994	US LIBOR + 3.50%
Coal - 0.03%			Tempo Acquisition LLC
Peabody Energy Corp			5.44%, 05/01/2024(k)	1,470	1,462
5.23%, 03/07/2025(k)	1,178	1,171	US LIBOR + 3.00%
US LIBOR + 2.75%			Western Digital Corp
Commercial Services - 0.56%			4.19%, 04/29/2023(k)	3,386	3,285
Allied Universal Holdco LLC			US LIBOR + 1.75%
6.19%, 07/28/2022(k)	1,403	1,363			$17,999
US LIBOR + 3.75%			Cosmetics & Personal Care - 0.16%
Atlantic Aviation FBO Inc			Coty Inc
6.19%, 11/28/2025(k)	748	754	4.47%, 04/05/2023(k)	1,906	1,820
US LIBOR + 3.75%			US LIBOR + 1.75%
Camelot Finance LP			4.72%, 04/07/2025(k)	1,489	1,423
5.73%, 10/03/2023(k)	1,080	1,078	US LIBOR + 2.25%
US LIBOR + 3.25%			Revlon Consumer Products Corp
Concentra Inc			7.03%, 07/21/2023(k)	3,454	2,795
5.22%, 06/01/2022(k)	2,576	2,556	US LIBOR + 3.50%
US LIBOR + 2.75%					$6,038
Laureate Education Inc			Distribution & Wholesale - 0.14%
8.00%, 04/26/2024(k)	698	697	Core & Main LP
US LIBOR + 3.50%			5.63%, 08/01/2024(k)	1,477	1,473
PAREXEL International Corp			US LIBOR + 3.00%
5.19%, 08/09/2024(k)	986	936	IAA Spinco Inc
US LIBOR + 2.75%			0.00%, 05/22/2026(k),(l)	217	217

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund

May 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)			Entertainment (continued)
KAR Auction Services Inc			Formula One Management Ltd
5.12%, 03/09/2023(k)	$763	$760	4.94%, 02/01/2024(k)	$5,952	$5,806
US LIBOR + 2.50%			US LIBOR + 2.50%
Univar USA Inc			Lions Gate Capital Holdings LLC
4.69%, 07/01/2024(k)	2,588	2,575	4.69%, 03/24/2025(k)	530	526
US LIBOR + 2.25%			US LIBOR + 2.25%
		$5,025	Metro-Goldwyn-Mayer Inc
Diversified Financial Services - 0.21%			4.94%, 07/03/2025(k)	1,493	1,477
Capital Automotive LP			US LIBOR + 2.50%
4.94%, 03/21/2024(k)	3,051	3,015	6.94%, 07/03/2026(k)	1,500	1,470
US LIBOR + 2.50%			US LIBOR + 4.50%
8.65%, 03/21/2025(k)	2,061	2,061	Penn National Gaming Inc
US LIBOR + 6.00%			4.69%, 08/14/2025(k)	1,495	1,487
Ditech Holding Corp			US LIBOR + 2.25%
0.00%, 06/30/2022(a),(k)	5,199	2,846	PGI Gaming Authority
US LIBOR + 3.75%			0.00%, 05/15/2026(k),(l)	2,000	1,999
		$7,922	Scientific Games International Inc
Electric - 0.42%			5.22%, 08/14/2024(k)	5,324	5,235
Calpine Corp			US LIBOR + 2.75%
5.11%, 05/05/2023(k)	1,826	1,813	Stars Group Holdings BV
US LIBOR + 2.50%			6.10%, 06/27/2025(k)	2,687	2,686
5.11%, 01/15/2024(k)	837	832	US LIBOR + 3.50%
US LIBOR + 2.50%			William Morris Endeavor Entertainment LLC
Dayton Power & Light Co/The			5.36%, 05/16/2025(k)	1,963	1,899
4.43%, 08/24/2022(k)	1,095	1,093	US LIBOR + 2.75%
US LIBOR + 2.00%					$27,729
Vistra Operations Co LLC			Environmental Control - 0.11%
4.44%, 08/04/2023(k)	7,428	7,401	Advanced Disposal Services Inc
US LIBOR + 2.00%			4.64%, 11/10/2023(k)	3,225	3,217
4.44%, 12/31/2025(k)	2,117	2,109	US LIBOR + 2.25%
US LIBOR + 2.00%			GFL Environmental Inc
4.69%, 12/14/2023(k)	2,438	2,434	5.44%, 05/09/2025(k)	995	973
US LIBOR + 2.25%			US LIBOR + 3.00%
		$15,682			$4,190
Electrical Components & Equipment - 0.02%			Food - 0.35%
Energizer Holdings Inc			Albertson's LLC
4.75%, 12/17/2025(k)	748	743	5.44%, 10/29/2025(k)	7,263	7,210
US LIBOR + 2.25%			US LIBOR + 3.00%
Electronics - 0.04%			CHG PPC Parent LLC
TTM Technologies Inc			5.19%, 03/30/2025(k)	244	241
4.99%, 09/13/2024(k)	1,307	1,281	US LIBOR + 2.75%
US LIBOR + 2.50%			US Foods Inc
Engineering & Construction - 0.09%			4.44%, 06/27/2023(k)	5,524	5,470
1199169 B.C. Unlimited Liability Co			US LIBOR + 2.00%
6.60%, 01/23/2026(k)	699	700			$12,921
US LIBOR + 4.00%			Food Service - 0.02%
Brand Industrial Services Inc			8th Avenue Food & Provisions Inc
6.82%, 06/21/2024(k)	1,505	1,459	6.22%, 09/19/2025(k)	898	896
US LIBOR + 4.25%			US LIBOR + 3.75%
Dynasty Acquisition Co Inc			Healthcare - Products - 0.28%
6.60%, 01/23/2026(k)	1,301	1,303	Carestream Health Inc
US LIBOR + 4.00%			8.19%, 02/28/2021(k)	3,187	3,092
		$3,462	US LIBOR + 5.75%
Entertainment - 0.75%			11.94%, 06/07/2021(k)	570	543
AMC Entertainment Holdings Inc			US LIBOR + 9.50%
5.44%, 03/20/2026(k)	1,650	1,642	ConvaTec Inc
US LIBOR + 3.00%			4.85%, 10/31/2023(k)	2,095	2,085
CCM Merger Inc			US LIBOR + 2.25%
4.69%, 08/08/2021(k)	937	935	Kinetic Concepts Inc
US LIBOR + 2.25%			5.85%, 02/02/2024(k)	1,853	1,853
CEOC LLC			US LIBOR + 3.25%
4.48%, 10/06/2024(k)	1,983	1,960	MedPlast Holdings Inc
US LIBOR + 2.00%			6.35%, 06/26/2025(k)	1,741	1,720
Crown Finance US Inc			US LIBOR + 3.75%
4.72%, 02/07/2025(k)	618	607	Vyaire Medical Inc
US LIBOR + 2.50%			7.35%, 04/11/2025(k)	1,312	1,164
			US LIBOR + 4.75%
					$10,457

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund

May 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Healthcare - Services - 0.81%			Insurance (continued)
Air Medical Group Holdings Inc			HUB International Ltd
5.69%, 04/28/2022(k)	$261	$255	5.34%, 04/25/2025(k)	$2,054	$1,999
US LIBOR + 3.25%			US LIBOR + 3.00%
6.68%, 03/14/2025(k)	61	60			$5,104
US LIBOR + 4.25%			Internet - 0.14%
Ardent Health Partners LLC			Ancestry.com Operations Inc
6.94%, 06/16/2025(k)	1,238	1,238	5.69%, 10/19/2023(k)	1,839	1,835
US LIBOR + 4.50%			US LIBOR + 3.25%
Catalent Pharma Solutions Inc			Uber Technologies Inc
4.68%, 05/08/2026(k)	1,000	998	5.93%, 07/13/2023(k)	2,486	2,475
US LIBOR + 2.25%			US LIBOR + 3.50%
4.69%, 05/20/2024(k)	1,028	1,025	6.45%, 04/04/2025(k)	993	990
US LIBOR + 2.25%			US LIBOR + 4.00%
Envision Healthcare Corp					$5,300
6.23%, 09/26/2025(k)	2,248	2,041	Investment Companies - 0.14%
US LIBOR + 3.75%			Abe Investment Holdings Inc
Gentiva Health Services Inc			7.00%, 02/13/2026(k)	1,994	1,986
6.25%, 07/02/2025(k)	2,917	2,917	US LIBOR + 4.50%
US LIBOR + 3.75%			RPI Finance Trust
9.50%, 07/02/2026(k)	500	507	4.44%, 03/27/2023(k)	3,073	3,069
US LIBOR + 7.00%			US LIBOR + 2.00%
HCA Inc					$5,055
4.19%, 03/17/2023(k)	2,620	2,618	Leisure Products & Services - 0.26%
US LIBOR + 1.75%			Alterra Mountain Co
4.44%, 03/07/2025(k)	3,100	3,098	5.44%, 07/31/2024(k)	1,562	1,557
US LIBOR + 2.00%			US LIBOR + 3.00%
Heartland Dental LLC			Callaway Golf Co
6.21%, 04/30/2025(k)	8	7	6.97%, 12/17/2025(k)	1,496	1,511
US LIBOR + 3.75%			US LIBOR + 4.50%
6.23%, 04/18/2025(k)	113	109	Equinox Holdings Inc
US LIBOR + 3.75%			5.44%, 03/08/2024(k)	1,030	1,025
Jaguar Holding Co II			US LIBOR + 3.00%
4.94%, 08/18/2022(k)	5,898	5,826	Fitness International LLC
US LIBOR + 2.50%			5.19%, 04/18/2023(k)	1,640	1,631
New Millennium Holdco Inc			US LIBOR + 2.75%
8.94%, 12/21/2020(k)	894	403	Life Time Fitness Inc
US LIBOR + 6.50%			5.27%, 06/10/2022(k)	3,052	3,037
Phoenix Guarantor Inc			US LIBOR + 2.75%
6.97%, 02/12/2026(k)	1,384	1,381	Sabre GLBL Inc
US LIBOR + 4.50%			4.44%, 02/22/2024(k)	965	957
Quorum Health Corp			US LIBOR + 2.00%
9.19%, 04/29/2022(k)	387	382			$9,718
US LIBOR + 6.75%
RegionalCare Hospital Partners Holdings Inc			Lodging - 0.31%
6.93%, 11/14/2025(k)	3,989	3,977	Boyd Gaming Corp
US LIBOR + 4.50%			4.64%, 09/15/2023(k)	1,485	1,476
Select Medical Corp			US LIBOR + 2.25%
4.93%, 03/06/2025(k)	1,485	1,481	Caesars Resort Collection LLC
US LIBOR + 2.50%			5.19%, 12/22/2024(k)	3,448	3,420
Syneos Health Inc			US LIBOR + 2.75%
4.44%, 08/01/2024(k)	1,606	1,597	CityCenter Holdings LLC
US LIBOR + 2.00%			4.69%, 04/18/2024(k)	2,519	2,493
		$29,920	US LIBOR + 2.25%
			Hilton Worldwide Finance LLC
Holding Companies - Diversified - 0.06%			4.18%, 10/25/2023(k)	2,579	2,571
Travelport Finance			US LIBOR + 1.75%
0.00%, 03/18/2026(k),(l)	2,500	2,386	Wyndham Hotels & Resorts Inc
Home Furnishings - 0.02%			4.19%, 05/30/2025(k)	1,490	1,481
Compuware Corp			US LIBOR + 1.75%
5.94%, 08/08/2025(k)	697	699			$11,441
US LIBOR + 3.50%			Machinery - Construction & Mining - 0.04%
Insurance - 0.14%			North American Lifting Holdings Inc
Acrisure LLC			7.10%, 11/27/2020(k)	1,500	1,409
6.88%, 11/20/2023(k)	973	966	US LIBOR + 4.50%
US LIBOR + 4.25%			Machinery - Diversified - 0.21%
Alliant Holdings Intermediate LLC			Columbus McKinnon Corp/NY
5.43%, 05/09/2025(k)	2,198	2,139	5.10%, 01/31/2024(k)	1,189	1,184
US LIBOR + 2.75%			US LIBOR + 2.50%

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund

May 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Machinery - Diversified (continued)			Media (continued)
Gardner Denver Inc			UPC Financing Partnership
5.19%, 07/30/2024(k)	$3,367	$3,365	4.94%, 01/15/2026(k)	$1,301	$1,298
US LIBOR + 2.75%			US LIBOR + 2.50%
NN Inc			Ziggo BV
5.69%, 03/26/2021(k)	1,608	1,584	4.94%, 04/15/2025(k)	2,150	2,095
US LIBOR + 3.25%			US LIBOR + 2.50%
6.19%, 10/19/2022(k)	664	657			$43,899
US LIBOR + 3.75%			Mining - 0.01%
RBS Global Inc			Covia Holdings Corp
4.44%, 08/21/2024(k)	1,114	1,112	6.60%, 04/09/2025(k)	282	240
US LIBOR + 2.00%			US LIBOR + 3.75%
		$7,902	Miscellaneous Manufacturers - 0.09%
Media - 1.19%			Gates Global LLC
Altice Financing SA			5.19%, 03/31/2024(k)	3,387	3,360
5.19%, 07/15/2025(k)	1,940	1,853	US LIBOR + 2.75%
US LIBOR + 2.75%			Oil & Gas - 0.39%
Charter Communications Operating LLC			California Resources Corp
4.44%, 04/13/2025(k)	4,317	4,307	7.18%, 11/14/2022(k)	4,000	3,797
US LIBOR + 2.00%			US LIBOR + 4.75%
CSC Holdings LLC			12.80%, 12/31/2021(k)	1,397	1,407
4.94%, 01/25/2026(k)	1,485	1,466	US LIBOR + 10.37%
US LIBOR + 2.50%			Delek US Holdings Inc
Cumulus Media New Holdings Inc			0.00%, 03/14/2025(k),(l)	1,500	1,487
6.94%, 05/15/2022(k)	4,795	4,774	Fieldwood Energy LLC
US LIBOR + 4.50%			7.78%, 04/11/2022(k)	3,929	3,671
Entercom Media Corp			US LIBOR + 5.25%
5.18%, 11/17/2024(k)	1,246	1,243	9.73%, 04/11/2023(k)	2,651	2,187
US LIBOR + 2.75%			US LIBOR + 7.25%
EW Scripps Co/The			Seadrill Operating LP
5.24%, 04/03/2026(k)	2,500	2,492	8.60%, 02/12/2021(k)	2,341	1,813
US LIBOR + 2.75%			US LIBOR + 6.00%
Gray Television Inc					$14,362
4.73%, 02/02/2024(k)	553	549	Oil & Gas Services - 0.07%
US LIBOR + 2.50%			McDermott Technology Americas Inc
4.98%, 11/02/2025(k)	748	744	7.44%, 04/04/2025(k)	2,475	2,399
US LIBOR + 2.50%			US LIBOR + 5.00%
Houghton Mifflin Harcourt Publishers Inc
5.44%, 05/11/2021(k)	3,607	3,451	Packaging & Containers - 0.28%
US LIBOR + 3.00%			Berry Global Inc
IHeart Communications Inc			0.00%, 05/15/2026(k),(l)	3,200	3,182
6.27%, 05/01/2026(k)	7,028	7,030	4.45%, 01/19/2024(k)	1,455	1,440
US LIBOR + 4.00%			US LIBOR + 2.00%
McGraw-Hill Global Education Holdings LLC			Reynolds Group Holdings Inc
6.44%, 05/04/2022(k)	2,776	2,633	5.19%, 02/05/2023(k)	5,864	5,809
US LIBOR + 4.00%			US LIBOR + 2.75%
Mediacom Illinois LLC					$10,431
4.14%, 02/15/2024(k)	480	476	Pharmaceuticals - 0.45%
US LIBOR + 1.75%			Bausch Health Americas Inc
Meredith Corp			5.22%, 11/14/2025(k)	1,226	1,216
5.19%, 01/31/2025(k)	2,064	2,059	US LIBOR + 2.75%
US LIBOR + 2.75%			5.47%, 05/19/2025(k)	4,830	4,812
Mission Broadcasting Inc			US LIBOR + 3.00%
4.74%, 01/17/2024(k)	404	398	Change Healthcare Holdings LLC
US LIBOR + 2.25%			5.19%, 03/01/2024(k)	6,133	6,032
Nexstar Broadcasting Inc			US LIBOR + 2.75%
4.68%, 01/17/2024(k)	2,110	2,083	Grifols Worldwide Operations USA Inc
US LIBOR + 2.25%			4.64%, 01/31/2025(k)	4,390	4,367
Nielsen Finance LLC			US LIBOR + 2.25%
4.46%, 10/04/2023(k)	1,945	1,913	Vizient Inc
US LIBOR + 2.00%			5.22%, 05/17/2026(k)	223	222
Sinclair Television Group Inc			US LIBOR + 2.75%
4.69%, 01/03/2024(k)	990	985			$16,649
US LIBOR + 2.25%			Pipelines - 0.08%
Tribune Media Co			BCP Renaissance Parent LLC
5.44%, 01/27/2024(k)	2,053	2,050	6.08%, 10/31/2024(k)	1,444	1,435
US LIBOR + 3.00%			US LIBOR + 3.50%

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund

May 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Pipelines (continued)			Semiconductors (continued)
Traverse Midstream Partners LLC			Microchip Technology Inc
6.59%, 09/21/2024(k)	$1,477	$1,457	4.45%, 05/29/2025(k)	$575	$573
US LIBOR + 4.00%			US LIBOR + 2.00%
		$2,892	MKS Instruments Inc
Real Estate - 0.14%			4.69%, 01/18/2026(k)	750	749
Brookfield Retail Holdings VII Sub 3 LLC			US LIBOR + 2.25%
4.69%, 08/28/2023(k)	4,238	4,108	ON Semiconductor Corp
US LIBOR + 2.50%			4.19%, 03/31/2023(k)	763	753
Realogy Group LLC			US LIBOR + 1.75%
4.69%, 02/08/2025(k)	973	926			$2,616
US LIBOR + 2.25%			Software - 1.72%
		$5,034	Almonde Inc
REITs - 0.20%			6.17%, 06/13/2024(k)	1,247	1,220
Blackstone Mortgage Tr Inc			US LIBOR + 3.50%
4.94%, 04/16/2026(k)	1,500	1,501	Autodata Inc
US LIBOR + 2.50%			0.00%, 05/22/2026(k),(l)	1,750	1,743
Uniti Group LP			Blackboard Inc
7.44%, 10/24/2022(k)	5,939	5,777	7.60%, 06/30/2021(k)	1,771	1,757
US LIBOR + 5.00%			US LIBOR + 5.00%
		$7,278	Boxer Parent Co Inc
Retail - 0.81%			6.85%, 09/01/2025(k)	4,382	4,300
1011778 BC ULC			US LIBOR + 4.25%
4.69%, 02/16/2024(k)	7,617	7,515	Cengage Learning Inc
US LIBOR + 2.25%			6.68%, 06/07/2023(k)	5,308	5,047
Academy Ltd			US LIBOR + 4.25%
6.45%, 07/01/2022(k)	1,841	1,333	Ceridian HCM Holding Inc
US LIBOR + 4.00%			5.49%, 04/04/2025(k)	1,541	1,538
Belk Inc			US LIBOR + 3.25%
7.29%, 12/12/2022(k)	1,764	1,403	DTI Holdco Inc
US LIBOR + 4.75%			7.33%, 10/02/2023(k)	803	743
BJ's Wholesale Club Inc			US LIBOR + 4.75%
5.45%, 02/03/2024(k)	1,259	1,258	Dun & Bradstreet Corp/The
US LIBOR + 3.00%			7.43%, 01/30/2026(k)	1,000	998
Carrols Restaurant Group Inc			US LIBOR + 5.00%
5.62%, 04/03/2026(k)	2,000	1,987	Dynatrace LLC
US LIBOR + 3.25%			5.69%, 08/08/2025(k)	1,081	1,078
EG America LLC			US LIBOR + 3.25%
6.60%, 02/07/2025(k)	1,238	1,214	9.44%, 08/08/2026(k)	112	113
US LIBOR + 4.00%			US LIBOR + 7.00%
Hudson's Bay Co			Evergreen Skills Lux Sarl
5.81%, 09/30/2022(k)	879	864	7.23%, 04/23/2021(k)	4,764	4,009
US LIBOR + 3.25%			US LIBOR + 4.75%
IRB Holding Corp			10.73%, 04/28/2022(k)	804	232
5.69%, 01/17/2025(k)	248	245	US LIBOR + 8.25%
US LIBOR + 3.25%			Finastra USA Inc
Neiman Marcus Group Ltd LLC			9.85%, 04/28/2025(k)	200	199
5.72%, 10/25/2020(k)	1,263	1,135	US LIBOR + 7.25%
US LIBOR + 3.25%			Greeneden US Holdings II LLC
Petco Animal Supplies Inc			5.73%, 12/01/2023(k)	3,590	3,550
5.83%, 01/26/2023(k)	3,397	2,586	US LIBOR + 3.50%
US LIBOR + 3.25%			Infor US Inc
PetSmart Inc			5.19%, 02/01/2022(k)	5,170	5,148
6.72%, 03/11/2022(k)	7,640	7,339	US LIBOR + 2.75%
US LIBOR + 3.00%			Informatica LLC
Serta Simmons Bedding LLC			5.69%, 08/05/2022(k)	1,987	1,985
5.96%, 10/20/2023(k)	2,140	1,496	US LIBOR + 3.25%
US LIBOR + 3.50%			Ivanti Software Inc
10.44%, 11/08/2024(k)	470	230	6.72%, 01/20/2024(k)	1,458	1,447
US LIBOR + 8.00%			US LIBOR + 4.25%
SRS Distribution Inc			Kronos Inc/MA
5.69%, 05/19/2025(k)	1,489	1,431	5.58%, 11/01/2023(k)	1,506	1,501
US LIBOR + 3.25%			US LIBOR + 3.00%
		$30,036	MA FinanceCo LLC
Semiconductors - 0.07%			4.94%, 06/21/2024(k)	598	589
Bright Bidco BV			US LIBOR + 2.50%
6.05%, 06/30/2024(k)	716	541	Rackspace Hosting Inc
US LIBOR + 3.50%			5.58%, 11/03/2023(k)	2,522	2,331
			US LIBOR + 3.00%

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund

May 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Software (continued)			Telecommunications (continued)
RP Crown Parent LLC			Windstream Services LLC
5.19%, 10/12/2023(k)	$1,938	$1,922	4.94%, 03/08/2021(k)	$1,000	$1,000
US LIBOR + 2.75%			US LIBOR + 2.50%
Seattle SpinCo Inc					$39,112
4.94%, 06/21/2024(k)	4,039	3,979	Transportation - 0.14%
US LIBOR + 2.50%			CEVA Logistics Finance BV
Sophia LP			7.58%, 08/04/2025(k)	741	713
5.85%, 09/30/2022(k)	3,230	3,210	US LIBOR + 5.00%
US LIBOR + 3.25%			Commercial Barge Line Co
SS&C European Holdings Sarl			11.19%, 11/12/2020(k)	535	373
4.69%, 02/28/2025(k)	1,294	1,285	US LIBOR + 8.75%
US LIBOR + 2.25%			HGIM Corp
SS&C Technologies Inc			8.74%, 07/02/2023(k)	1,282	1,230
4.69%, 02/28/2025(k)	1,844	1,831	US LIBOR + 6.00%
US LIBOR + 2.25%			Savage Enterprises LLC
4.69%, 04/16/2025(k)	2,487	2,471	6.97%, 08/01/2025(k)	1,536	1,540
US LIBOR + 2.25%			US LIBOR + 4.50%
TIBCO Software Inc			XPO Logistics Inc
5.94%, 12/04/2020(k)	5,397	5,386	4.44%, 02/24/2025(k)	1,144	1,134
US LIBOR + 3.50%			US LIBOR + 2.00%
Ultimate Software Group Inc					$4,990
6.27%, 04/08/2026(k)	2,250	2,250	Trucking & Leasing - 0.09%
US LIBOR + 3.75%			Avolon TLB Borrower 1 US LLC
Veritas US Inc			4.19%, 01/15/2025(k)	3,502	3,489
6.97%, 01/27/2023(k)	1,910	1,736	US LIBOR + 2.00%
US LIBOR + 4.50%			TOTAL SENIOR FLOATING RATE INTERESTS		$496,584
		$63,598	U.S. GOVERNMENT & GOVERNMENT	Principal
Telecommunications - 1.06%			AGENCY OBLIGATIONS - 22.68%	Amount (000's) Value (000's)
Altice France SA/France			U.S. Treasury - 2.91%
6.44%, 08/14/2026(k)	3,980	3,866	0.88%, 09/15/2019(h)	$5,000	$4,979
US LIBOR + 4.00%			1.00%, 02/15/2049	5,738	6,116
Avaya Inc			2.36%, 04/30/2020(h)	850	850
6.69%, 12/16/2024(k)	4,780	4,675	US Treasury 3 Month Bill Money Market
US LIBOR + 4.25%			Yield + 0.03%
CenturyLink Inc			2.37%, 07/31/2020(h)	10,500	10,497
5.19%, 11/01/2022(k)	1,406	1,401	US Treasury 3 Month Bill Money Market
US LIBOR + 2.75%			Yield + 0.09%
5.20%, 01/31/2025(k)	4,334	4,211	2.37%, 10/31/2020(h),(m),(n)	38,000	37,978
US LIBOR + 2.75%			US Treasury 3 Month Bill Money Market
CommScope Inc			Yield + 0.09%
5.69%, 02/06/2026(k)	1,500	1,493	2.44%, 01/31/2021(h)	47,000	47,003
US LIBOR + 3.25%			US Treasury 3 Month Bill Money Market
Frontier Communications Corp			Yield + 0.23%
6.24%, 06/15/2024(k)	2,553	2,501			$107,423
US LIBOR + 3.75%			U.S. Treasury Bill - 5.48%
Intelsat Jackson Holdings SA			2.39%, 07/05/2019(h),(o)	14,500	14,471
6.18%, 11/27/2023(k)	6,176	6,086	2.39%, 09/12/2019(o)	58,580	58,202
US LIBOR + 3.75%			2.43%, 10/10/2019(o)	40,100	39,770
6.62%, 01/15/2024(k)	2,425	2,423	2.45%, 08/15/2019(o)	67,975	67,661
Maxar Technologies Ltd			2.47%, 08/01/2019(h),(o)	2,000	1,992
5.19%, 10/05/2024(k)	2,138	1,876	2.50%, 07/18/2019(o)	20,400	20,341
US LIBOR + 2.75%					$202,437
Plantronics Inc
4.94%, 06/02/2025(k)	1,578	1,568	U.S. Treasury Inflation-Indexed Obligations - 14.29%
US LIBOR + 2.50%			0.13%, 01/15/2022	18,743	18,615
Sprint Communications Inc			0.13%, 04/15/2022	18,153	17,995
5.00%, 02/02/2024(k)	4,348	4,247	0.13%, 07/15/2022	22,985	22,897
US LIBOR + 2.50%			0.13%, 01/15/2023	6,761	6,707
5.50%, 02/02/2024(k)	2,494	2,464	0.13%, 07/15/2024	21,503	21,365
US LIBOR + 3.00%			0.13%, 07/15/2026	29,988	29,591
West Corp			0.25%, 01/15/2025	18,908	18,818
6.02%, 10/10/2024(k)	340	314	0.38%, 07/15/2023	18,198	18,303
US LIBOR + 3.50%			0.38%, 07/15/2025	27,981	28,121
6.52%, 10/10/2024(k)	1,061	987	0.38%, 01/15/2027(m)	36,431	36,455
US LIBOR + 4.00%			0.38%, 07/15/2027	21,054	21,112
			0.50%, 04/15/2024	6,909	6,963
			0.50%, 01/15/2028	23,136	23,359
			0.63%, 07/15/2021	17,918	18,024
			0.63%, 04/15/2023	18,461	18,639

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund

May 31, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(e)	Restricted Security. Please see Restricted Security Sub-Schedule for more
AGENCY OBLIGATIONS (continued)	Amount (000’s)	Value (000’s)	information.
U.S. Treasury Inflation-Indexed Obligations (continued)			(f)	Affiliated Security. Security is either an affiliate (and registered under the
0.63%, 01/15/2024	$20,657	$20,942	Investment Company Act of 1940) or an affiliate as defined by the Investment
0.63%, 01/15/2026	21,764	22,155	Company Act of 1940 (controls 5.0% or more of the outstanding voting
0.63%, 02/15/2043	7,148	6,960	shares of the security). Please see affiliated sub-schedule for transactional
0.75%, 07/15/2028	18,181	18,817	information.
0.75%, 02/15/2042	10,289	10,362	(g) Current yield shown is as of period end.
0.75%, 02/15/2045	12,810	12,763	(h)	All or a portion of this security is owned by the DRA Cayman Corporation,
0.88%, 01/15/2029	36,338	37,970	which is a 100% owned subsidiary of the fund.
0.88%, 02/15/2047	7,919	8,139	(i)	Certain variable rate securities are not based on a published reference rate
1.00%, 02/15/2046	8,471	8,949	and spread but are determined by the issuer or agent and are based on current
1.00%, 02/15/2048	11,350	12,040	market conditions. These securities do not indicate a reference rate and
1.38%, 02/15/2044	9,865	11,261	spread in their description. Rate shown is the rate in effect as of period end.
1.75%, 01/15/2028	3,106	3,462	(j)	Payment in kind; the issuer has the option of paying additional securities in
2.00%, 01/15/2026	7,743	8,581	lieu of cash.
2.13%, 02/15/2040	2,948	3,777	(k)	Rate information disclosed is based on an average weighted rate of the
2.13%, 02/15/2041	5,608	7,242	underlying tranches as of period end.
2.38%, 01/15/2025	2,310	2,571	(l)	This Senior Floating Rate Note will settle after May 31, 2019, at which time
2.38%, 01/15/2027	7,262	8,353	the interest rate will be determined.
2.50%, 01/15/2029	6,255	7,484	(m)	Security or a portion of the security was pledged to cover margin requirements
3.38%, 04/15/2032	3,539	4,821	for swap and/or swaption contracts. At the end of the period, the value of these
3.63%, 04/15/2028	3,547	4,536	securities totaled $7,527 or 0.20% of net assets.
		$528,149	(n)	Security or a portion of the security was pledged to cover margin requirements
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			for futures contracts. At the end of the period, the value of these securities
OBLIGATIONS		$838,009	totaled $22,987 or 0.62% of net assets.
TOTAL PURCHASED OPTIONS - 0.03%		$1,031	(o) Rate shown is the discount rate of the original purchase.
TOTAL PURCHASED CAPPED OPTIONS - 0.00%		$33
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.08%		2,865
Total Investments		$3,683,038	Portfolio Summary (unaudited)
Other Assets and Liabilities - 0.29%		10,886	Sector	Percent
TOTAL NET ASSETS - 100.00%		$3,693,924	Government	30.58%
			Energy	15.74%
			Financial	12.05%
(a) Non-income producing security			Utilities	9.94%
(b)	Security exempt from registration under Rule 144A of the Securities Act of		Basic Materials	7.51%
1933. These securities may be resold in transactions exempt from registration,			Consumer, Non-cyclical	6.36%
normally to qualified institutional buyers. At the end of the period, the value of			Industrial	5.40%
these securities totaled $78,493 or 2.12% of net assets.			Consumer, Cyclical	3.25%
(c)	The value of these investments was determined using significant unobservable		Money Market Funds	3.11%
inputs.			Communications	2.82%
(d)	Fair value of these investments is determined in good faith by the Manager		Technology	2.46%
under procedures established and periodically reviewed by the Board of			Investment Companies	0.32%
Directors. Certain inputs used in the valuation may be unobservable; however,			Purchased Interest Rate Swaptions	0.08%
each security is evaluated individually for purposes of ASC 820 which results			Diversified	0.06%
in not all securities being identified as Level 3 of the fair value hierarchy. At			Purchased Options	0.03%
the end of the period, the fair value of these securities totaled $922 or 0.02%			Purchased Capped Options	0.00%
of net assets.			Other Assets and Liabilities	0.29%
			TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018			Purchases	Sales	May 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.3%		$76,474		$1,650,303	$1,611,728		$115,049
		$76,474		$1,650,303	$1,611,728		$115,049

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income			on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.3%	$1,420		$	— $	—		$—
	$1,420		$	— $	—		$—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date			Cost	Value	Percent of Net Assets
Fieldwood Energy LLC		04/05/2018			$273	$385	0.01%
Gymboree Corp/The		08/18/2017			223	9	0.00%
Millennium Health LLC		03/15/2016			—	19	0.00%
Millennium Health LLC		03/15/2016			—	23	0.00%
Millennium Health LLC		12/21/2015			206	—	0.00%
Total						$436	0.01%
Amounts in thousands.

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2019 (unaudited)

Options

							Upfront		Unrealized
		Contracts/					Payments/		Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount	Exercise Price			Expiration Date	(Premiums)	Fair Value	(Depreciation)
Call - EUR versus USD	Barclays Bank PLC	1 EUR	856	EUR	1.16		07/12/2019	$143	$35	$(108)
Call - USD versus JPY	JPMorgan Chase	1	$1,290		$115.45		07/18/2019	182	11	(171)
Put - EUR versus USD	Deutsche Bank AG	1 EUR	1,185	EUR	1.10		07/25/2019	211	125	(86)
Put - NZD versus JPY	JPMorgan Chase	1NZD	19,310	NZD	74.30		06/27/2019	143	619	476
Call - 90 Day Eurodollar Future;	N/A	145	$363		$97.75		06/18/2019	11	1	(10)
June 2019
Call - 90 Day Eurodollar Future;	N/A	145	$363		$97.75		03/17/2020	25	164	139
March 2020
Call - US 10 Year Note Future;	N/A	26	$26		$126.00		06/24/2019	12	28	16
September 2019
Call - US 10 Year Note Future;	N/A	9	$9		$126.50		06/10/2019	2	5	3
September 2019
Call - US 5 Year Note Future;	N/A	28	$28		$116.25		06/24/2019	9	33	24
September 2019
Put - 90 Day Eurodollar Future;	N/A	23	$58		$97.25		07/15/2019	2	—	(2)
September 2019
Put - 90 Day Eurodollar Future;	N/A	70	$175		$97.00		07/15/2019	2	—	(2)
September 2019
Put - 90 Day Eurodollar Future;	N/A	24	$60		$97.13		07/15/2019	2	—	(2)
September 2019
Put - 90 Day Eurodollar Future;	N/A	41	$103		$98.00		07/15/2019	6	3	(3)
September 2020
Put - 90 Day Eurodollar Future;	N/A	120	$300		$97.50		09/16/2019	9	3	(6)
September 2022
Put - US 10 Year Note Future;	N/A	17	$17		$124.00		08/26/2019	11	4	(7)
September 2019
Total								$770	$1,031	$261
								Upfront	Unrealized
		Contracts/						Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price		Expiration Date	(Premiums)	Fair Value	(Depreciation)
Call - AUD versus JPY	Barclays Bank PLC	1AUD	28,718	AUD	76.50		06/27/2019	$(99)$	(60)$	39
Call - CAD versus JPY	JPMorgan Chase	1CAD	10,690	CAD	82.95		06/18/2019	(30)	(2)	28
Call - USD versus NOK	JPMorgan Chase	1	$4,960		$8.85		07/11/2019	(25)	(25)	—
Put - AUD versus NZD	Barclays Bank PLC	1AUD	20,990	AUD	1.05		06/03/2019	(49)	—	49
Put - NZD versus JPY	JPMorgan Chase	1NZD	38,615	NZD	72.61		06/27/2019	(151)	(670)	(519)
Put - NZD versus USD	Barclays Bank PLC	1NZD	8,215	NZD	0.64		06/21/2019	(24)	(8)	16
Call - 90 Day Eurodollar Future;	N/A	145	$363		$97.88		06/18/2019	(7)	(1)	6
June 2019
Call - 90 Day Eurodollar Future;	N/A	145	$363		$97.88		03/17/2020	(20)	(136)	(116)
March 2020
Call - US 10 Year Note Future;	N/A	26	$26		$127.00		06/24/2019	(8)	(14)	(6)
September 2019
Call - US 5 Year Note Future;	N/A	28	$28		$116.75		06/24/2019	(4)	(22)	(18)
September 2019
Put - 90 Day Eurodollar Future;	N/A	80	$200		$97.63		09/16/2019	(9)	(2)	7
September 2020
Put - US 10 Year Note Future;	N/A	35	$35		$122.00		08/26/2019	(6)	(3)	3
September 2019
Total								$(432)$	(943)$	(511)
Amounts in thousands except contracts/shares.

Interest Rate Swaptions

			Pay/Receive					Upfront	Unrealized
Purchased Swaptions			Floating	Notional		Exercise	Expiration	Payments/	Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 1 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		$25,890	2.10%	05/14/2020	$ 63	$124	$61
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		560	3.08%	01/30/2029	32	47	15
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		1,960	2.95%	03/13/2024	89	148	59
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		1,490	3.09%	12/07/2038	69	124	55
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		560	3.05%	01/11/2029	32	46	14
Swap

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2019 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive					Upfront		Unrealized
Purchased Swaptions			Floating	Notional		Exercise Expiration Payments/				Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date	(Premiums) Fair Value (Depreciation)
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$1,956	2.98%	03/08/2024	$90	$150	$60
Swap
Call - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		520	2.86%	02/23/2039	26	39	13
Swap
Call - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		410	2.99%	04/28/2038	20	33	13
Swap
Call - 10 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		560	3.04%	01/12/2029	32	46	14
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		19,610	1.50%	06/02/2020	59	79	20
Swap
Call - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Receive	JPY	47,100	0.78%	04/19/2021	15	31	16
Swap
Call - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay	EUR	3,065	0.47%	03/15/2021	34	66	32
Swap		Interbank Offered Rate
Call - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay		3,065	0.55%	02/16/2021	41	82	41
Swap		Interbank Offered Rate
Call - 5 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$5,370	2.52%	02/27/2020	59	171	112
Swap
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,985	3.21%	10/28/2019	61	311	250
Swap
Call - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		4,985	3.17%	10/30/2019	63	302	239
Swap
Call - 5 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		9,830	3.09%	11/29/2019	126	559	433
Swap
Put - 1 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		25,890	2.10%	05/14/2020	62	31	(31)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		560	3.05%	01/11/2029	32	23	(9)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		1,956	2.98%	03/08/2024	90	52	(38)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		560	3.08%	01/30/2029	31	22	(9)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		1,490	3.09%	12/07/2038	70	63	(7)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		5,060	2.50%	11/14/2019	50	21	(29)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	6 Month JPY LIBOR	Pay	JPY	758,545	1.10%	06/30/2022	103	12	(91)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$1,960	2.95%	03/13/2024	88	54	(34)
Swap
Put - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		520	2.86%	02/23/2039	25	24	(1)
Swap
Put - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		410	2.99%	04/28/2038	19	18	(1)
Swap
Put - 10 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		560	3.04%	01/12/2029	32	23	(9)
Swap
Put - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Receive	JPY	47,100	0.78%	04/19/2021	15	3	(12)
Swap
Put - 30 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$1,650	3.80%	06/08/2021	65	8	(57)
Swap
Put - 30 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		2,630	2.85%	05/10/2022	153	110	(43)
Swap
Put - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	3,065	0.47%	03/15/2021	35	18	(17)
Swap		Interbank Offered Rate
Put - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive		3,065	0.55%	02/16/2021	40	12	(28)
Swap		Interbank Offered Rate
Put - 5 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$5,370	2.52%	02/27/2020	59	12	(47)
Swap
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,985	3.21%	10/28/2019	60	—	(60)
Swap
Put - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		4,985	3.17%	10/30/2019	63	—	(63)
Swap
Put - 5 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		9,830	3.09%	11/29/2019	126	1	(125)
Swap
Total								$2,129	$2,865	$736

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2019 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive					Upfront		Unrealized
Written Swaptions			Floating	Notional		Exercise Expiration Payments/				Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date	(Premiums) Fair Value (Depreciation)
Call - 1 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		$25,890	2.31%	04/07/2020	$(55)$	(153)	$(98)
Swap
Call - 1 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		25,890	2.33%	04/07/2020	(56)	(156)	(100)
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		2,934	2.79%	03/09/2021	(88)	(192)	(104)
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		1,590	3.05%	03/13/2029	(85)	(131)	(46)
Swap
Call - 10 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		1,400	2.30%	11/04/2019	(8)	(37)	(29)
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		9,675	2.90%	07/02/2019	(10)	(33)	(23)
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		39,230	1.00%	06/02/2020	(54)	(75)	(21)
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	9,450	0.16%	03/15/2021	(34)	(69)	(35)
Swap		Interbank Offered Rate
Call - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$12,970	2.46%	02/27/2020	(57)	(180)	(123)
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	9,450	0.21%	02/16/2021	(41)	(82)	(41)
Swap		Interbank Offered Rate
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		$7,480	2.89%	04/15/2020	(54)	(165)	(111)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		5,920	3.30%	11/08/2019	(29)	(169)	(140)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,400	2.94%	04/20/2020	(51)	(169)	(118)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,470	2.88%	04/15/2020	(54)	(163)	(109)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		56,400	2.40%	02/25/2020	(172)	(732)	(560)
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		16,530	2.15%	07/09/2019	(13)	(74)	(61)
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		30,990	2.10%	07/05/2019	(34)	(109)	(75)
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		4,940	2.15%	09/04/2019	(6)	(31)	(25)
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		6,900	2.00%	09/24/2019	(7)	(33)	(26)
Swap
Call - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		3,970	1.95%	10/11/2019	(4)	(18)	(14)
Swap
Call - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		10,330	2.10%	07/05/2019	(13)	(36)	(23)
Swap
Call - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		3,970	1.95%	10/14/2019	(4)	(18)	(14)
Swap
Put - 1 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		33,000	2.15%	05/28/2021	(92)	(79)	13
Swap
Put - 1 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		24,240	2.35%	05/18/2021	(50)	(41)	9
Swap
Put - 1 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		25,890	2.31%	04/07/2020	(55)	(15)	40
Swap
Put - 1 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		25,890	2.33%	04/07/2020	(56)	(14)	42
Swap
Put - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		40,870	2.40%	06/02/2021	(74)	(65)	9
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		1,433	2.65%	09/24/2019	(10)	(2)	8
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		7,590	2.75%	11/14/2019	(27)	(13)	14
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		5,730	2.75%	05/10/2022	(166)	(122)	44
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		1,590	3.05%	03/13/2029	(84)	(65)	19
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		3,490	3.87%	06/08/2021	(68)	(7)	61
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		2,934	2.79%	03/09/2021	(87)	(32)	55
Swap

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2019 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive					Upfront		Unrealized
Written Swaptions			Floating	Notional		Exercise Expiration Payments/				Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date	(Premiums) Fair Value (Depreciation)
Put - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		$2,360	2.55%	11/11/2019	$(26)$	(8)	$18
Swap
Put - 10 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		1,400	2.80%	11/04/2019	(7)	(2)	5
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay	EUR	7,830	0.16%	04/13/2021	(27)	(15)	12
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay		5,720	0.20%	01/24/2020	(6)	—	6
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$12,970	2.46%	02/27/2020	(57)	(9)	48
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		4,900	2.80%	01/06/2020	(12)	(1)	11
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		9,675	2.90%	07/02/2019	(12)	—	12
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		8,050	3.25%	12/30/2020	(30)	(3)	27
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		8,350	3.50%	08/25/2020	(28)	(1)	27
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay	EUR	9,450	0.21%	02/16/2021	(42)	(13)	29
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay		10,110	0.10%	03/30/2021	(35)	(22)	13
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay		15,660	0.12%	04/09/2021	(60)	(33)	27
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay		7,830	0.10%	04/13/2021	(27)	(18)	9
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay		9,450	0.16%	03/15/2021	(34)	(17)	17
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay		4,950	0.11%	05/18/2021	(16)	(12)	4
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive		4,360	0.55%	12/22/2020	(16)	(2)	14
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		$5,920	3.30%	11/08/2019	(29)	—	29
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		6,180	3.30%	09/09/2019	(15)	—	15
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		5,660	3.35%	06/01/2020	(20)	—	20
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,400	2.94%	04/20/2020	(51)	(1)	50
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,030	2.90%	06/01/2020	(30)	(1)	29
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,100	3.15%	05/06/2020	(22)	—	22
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		3,580	3.50%	06/16/2020	(13)	—	13
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		71,800	3.40%	02/25/2020	(273)	(2)	271
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,480	2.89%	04/15/2020	(53)	(1)	52
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,470	2.88%	04/15/2020	(55)	(2)	53
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		5,640	3.45%	06/09/2020	(23)	—	23
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		6,550	2.70%	08/27/2019	(7)	—	7
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		6,900	2.60%	09/24/2019	(6)	(1)	5
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		16,530	2.95%	07/09/2019	(20)	—	20
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		30,990	2.90%	07/05/2019	(34)	—	34
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		4,940	2.55%	09/04/2019	(4)	—	4
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	6 Month Euro	Receive	EUR	9,280	0.60%	12/15/2020	(35)	(3)	32
Swap		Interbank Offered Rate

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2019 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive					Upfront		Unrealized
Written Swaptions			Floating	Notional		Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date	(Premiums)	Fair Value	(Depreciation)
Put - 2 Year Interest Rate	Morgan Stanley & Co	6 Month Euro	Pay	EUR	3,140	0.08%	06/01/2021	$ (9)$	(9)	$—
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		$3,970	2.55%	10/14/2019	(5)	(1)	4
Swap
Put - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		3,970	2.55%	10/11/2019	(5)	(1)	4
Swap
Put - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		10,330	2.90%	07/05/2019	(9)	—	9
Swap
Put - 2 Year Interest Rate	Morgan Stanley & Co	6 Month Euro	Pay	EUR	7,790	0.15%	04/20/2021	(28)	(16)	12
Swap		Interbank Offered Rate
Put - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive		1,885	0.60%	06/26/2019	(14)	—	14
Swap		Interbank Offered Rate
Total								$(2,893)$	(3,474)	$(581)
Amounts in thousands.

Futures Contracts

Description and Expiration Date		Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
Brent Crude; September 2019(a)		Long		188		$11,498	$			(1,433)
Cocoa; July 2019(a)		Long		646		15,504				(223)
Coffee 'C'; July 2019(a)		Long		170		6,668				104
Copper; July 2019(a)		Long		26		1,716				(165)
Corn; July 2019(a)		Short		130		2,776				30
Cotton No.2; July 2019(a)		Short		219		7,455				(198)
Euro Bund 10 Year Bund; June 2019		Long		1		188				4
Euro Buxl 30 Year Bond; June 2019		Short		36		7,941				(581)
Euro-BTP; June 2019		Short		118		17,148				(69)
Euro-Oat; June 2019		Short		38		6,980				(102)
Feeder Cattle; August 2019(a)		Short		114		7,588				587
Gasoline RBOB; July 2019(a)		Long		110		8,184				(73)
Gold 100 oz; August 2019(a)		Short		41		5,376				(44)
Gold 100 oz; December 2019(a)		Long		177		23,410				330
Japan 10 Year Bond TSE; June 2019		Short		19		26,861				(79)
KC HRW Wheat; July 2019(a)		Short		97		2,294				(234)
Lean Hogs; July 2019(a)		Long		313		10,758				(626)
Live Cattle; August 2019(a)		Long		167		6,885				(218)
LME Lead; July 2019(a)		Short		155		7,002				701
LME Nickel; July 2019(a)		Short		25		1,798				(125)
LME Nickel; June 2019(a)		Short		—		—				949
LME Nickel; September 2019(a)		Short		170		12,276				239
LME PRI Alum; July 2019(a)		Short		204		9,102				30
LME PRI Alum; June 2019(a)		Short		—		—				(642)
LME Zinc; December 2019(a)		Long		361		22,387				(2,194)
LME Zinc; June 2019(a)		Short		—		—				(723)
LME Zinc; September 2019(a)		Long		23		1,443				(47)
Low Sulphur Gasoline; July 2019(a)		Long		2		115				(5)
Natural Gas; July 2019(a)		Long		994		24,393				(1,740)
NY Harb ULSD; July 2019(a)		Short		136		10,512				422
Palladium; September 2019(a)		Long		48		6,391				(4)
Platinum; July 2019(a)		Long		543		21,563				(2,066)
Silver; July 2019(a)		Long		164		11,945				(200)
Soybean Meal; July 2019(a)		Short		292		9,382				(553)
Soybean Oil; July 2019(a)		Long		567		9,386				(39)
Soybean; July 2019(a)		Short		94		4,125				(213)
Sugar #11; July 2019(a)		Long		163		2,209				(30)
US 10 Year Note; September 2019		Short		59		7,478				(31)
US 10 Year Ultra Note; September 2019		Short		156		21,301				(147)
US 2 Year Note; September 2019		Long		379		81,361				331
US 5 Year Note; September 2019		Long		134		15,727				73
US Long Bond; September 2019		Short		21		3,228				(49)
US Ultra Bond; September 2019		Long		33		5,801				79
Wheat; July 2019(a)		Long		447		11,242				120
WTI Crude; July 2019(a)		Long		81		4,333				(382)
Total							$			(9,236)

Amounts in thousands except contracts.

See accompanying notes.			56

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2019 (unaudited)

(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Foreign Currency Contracts

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
ANZ Stockbroking	06/05/2019	NZD	18,501		$12,031	$73	$—
ANZ Stockbroking	06/19/2019		$628	AUD	884	14	—
ANZ Stockbroking	06/19/2019	EUR	550		$627	—	(12)
ANZ Stockbroking	06/19/2019	EUR	550		$613	2	—
ANZ Stockbroking	07/03/2019		$12,039	NZD	18,501	—	(69)
Bank of America NA	06/05/2019		$280	CAD	376	2	—
Bank of America NA	06/05/2019		$720	EUR	645	—	(1)
Bank of America NA	06/05/2019	EUR	3,242		$3,623	—	—
Bank of America NA	06/19/2019	EUR	550		$627	—	(12)
Bank of America NA	06/19/2019		$620	JPY	68,814	—	(16)
Barclays Bank PLC	06/05/2019	JPY	2,127,208		$19,537	95	—
Barclays Bank PLC	06/19/2019	GBP	486		$613	1	—
Barclays Bank PLC	06/19/2019		$613	EUR	550	—	(2)
Barclays Bank PLC	06/26/2019	BRL	15,084		$3,867	—	(29)
Barclays Bank PLC	06/26/2019	GBP	1,551		$2,035	—	(72)
Barclays Bank PLC	06/26/2019		$5,275	CAD	7,090	26	—
Barclays Bank PLC	06/26/2019		$4,015	CLP	2,667,365	255	—
Barclays Bank PLC	06/26/2019		$36,282	EUR	32,256	183	—
Barclays Bank PLC	06/26/2019	EUR	18,720		$21,112	—	(162)
Barclays Bank PLC	06/26/2019	INR	1,008,886		$14,440	19	—
Barclays Bank PLC	06/26/2019	JPY	3,226,946		$29,341	496	—
Barclays Bank PLC	06/26/2019		$4,963	JPY	544,757	—	(74)
Barclays Bank PLC	06/26/2019	MXN	128,976		$6,637	—	(81)
Barclays Bank PLC	06/26/2019		$5,615	MXN	107,193	166	—
Barclays Bank PLC	06/26/2019	NZD	7,004		$4,685	—	(102)
Barclays Bank PLC	06/26/2019		$6,682	NZD	10,025	122	—
Barclays Bank PLC	06/26/2019		$3,818	NOK	33,402	—	(3)
Barclays Bank PLC	06/26/2019	NOK	43,488		$4,963	12	—
Barclays Bank PLC	06/26/2019	RUB	955,732		$14,657	—	(92)
Barclays Bank PLC	06/26/2019	ZAR	49,701		$3,422	—	(18)
Barclays Bank PLC	06/26/2019	KRW	8,085,962		$7,143	—	(337)
Barclays Bank PLC	06/26/2019		$3,340	SEK	31,613	1	—
Barclays Bank PLC	06/26/2019		$4,970	SEK	47,309	—	(27)
Barclays Bank PLC	06/26/2019		$4,757	CHF	4,784	—	(33)
Barclays Bank PLC	06/26/2019		$2,653	CHF	2,635	15	—
Barclays Bank PLC	07/03/2019		$19,582	JPY	2,127,208	—	(99)
Barclays Bank PLC	08/21/2019	CAD	2,113		$1,575	—	(9)
BNP Paribas	06/19/2019	AUD	877		$607	2	—
BNP Paribas	06/19/2019		$607	GBP	480	—	—
BNP Paribas	07/03/2019	GBP	284		$358	1	—
BNP Paribas	07/03/2019	EUR	316		$353	1	—
Citigroup Inc	06/19/2019		$638	AUD	900	14	—
Citigroup Inc	06/19/2019	GBP	480		$638	—	(31)
Citigroup Inc	06/19/2019	GBP	490		$619	1	—
Citigroup Inc	06/19/2019		$620	CAD	839	—	(1)
Citigroup Inc	06/19/2019	CAD	4,247		$3,179	—	(36)
Citigroup Inc	06/19/2019		$1,307	CAD	1,747	14	—
Citigroup Inc	06/19/2019		$1,254	EUR	1,100	24	—
Citigroup Inc	06/19/2019	JPY	142,711		$1,287	32	—
Citigroup Inc	06/19/2019		$1,905	JPY	208,730	—	(24)
Deutsche Bank AG	06/05/2019		$19,175	JPY	2,140,126	—	(576)
Deutsche Bank AG	06/26/2019		$15,945	AUD	22,334	445	—
Deutsche Bank AG	06/26/2019	AUD	7,417		$5,304	—	(156)
Deutsche Bank AG	06/26/2019	GBP	3,131		$3,960	2	—
Deutsche Bank AG	06/26/2019	GBP	2,010		$2,663	—	(119)
Deutsche Bank AG	06/26/2019	CAD	4,024		$2,978	1	—
Deutsche Bank AG	06/26/2019	CAD	2,752		$2,044	—	(6)
Deutsche Bank AG	06/26/2019	EUR	7,390		$8,339	—	(69)
Deutsche Bank AG	06/26/2019	EUR	16,470		$18,382	50	—
Deutsche Bank AG	06/26/2019		$21,475	EUR	19,147	47	—
Deutsche Bank AG	06/26/2019		$1,956	HUF	570,437	—	(9)
Deutsche Bank AG	06/26/2019		$36,951	JPY	4,049,426	—	(491)
Deutsche Bank AG	06/26/2019	JPY	1,954,901		$17,717	359	—
Deutsche Bank AG	06/26/2019	MXN	152,612		$7,941	—	(183)
Deutsche Bank AG	06/26/2019		$7,938	MXN	152,511	185	—
Deutsche Bank AG	06/26/2019	NZD	23,153		$15,410	—	(259)

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Deutsche Bank AG	06/26/2019		$3,970	NZD	5,950	$76	$—
Deutsche Bank AG	06/26/2019	NOK	22,809		$2,650	—	(41)
Deutsche Bank AG	06/26/2019		$3,146	SEK	29,789	—	—
Deutsche Bank AG	06/26/2019		$21,351	CHF	21,514	—	(189)
Deutsche Bank AG	06/26/2019	CHF	5,366		$5,294	78	—
Garp Research & Securities Co.	06/26/2019	EUR	5,915		$6,635	—	(15)
Garp Research & Securities Co.	06/26/2019	NOK	57,542		$6,637	—	(54)
Goldman Sachs & Co	06/05/2019		$310	AUD	449	—	(1)
Goldman Sachs & Co	06/05/2019		$12,321	NZD	18,502	217	—
Goldman Sachs & Co	06/19/2019		$614	AUD	887	—	(2)
Goldman Sachs & Co	06/19/2019		$1,888	AUD	2,660	42	—
Goldman Sachs & Co	06/19/2019	AUD	3,532		$2,506	—	(55)
Goldman Sachs & Co	06/19/2019		$1,246	CAD	1,667	12	—
Goldman Sachs & Co	06/19/2019		$1,885	EUR	1,660	28	—
Goldman Sachs & Co	06/19/2019	EUR	550		$613	2	—
Goldman Sachs & Co	06/19/2019	EUR	1,100		$1,246	—	(16)
Goldman Sachs & Co	06/19/2019	JPY	207,234		$1,888	27	—
Goldman Sachs & Co	06/19/2019		$1,879	JPY	207,965	—	(43)
HSBC Securities Inc	06/05/2019	EUR	21,239		$23,677	52	—
HSBC Securities Inc	06/05/2019		$25,523	EUR	22,683	181	—
HSBC Securities Inc	06/05/2019		$147	NZD	224	—	—
HSBC Securities Inc	06/19/2019		$613	EUR	550	—	(2)
HSBC Securities Inc	07/03/2019		$23,734	EUR	21,239	—	(49)
JPMorgan Chase	06/05/2019	GBP	189		$238	1	—
JPMorgan Chase	06/19/2019	AUD	900		$636	—	(11)
JPMorgan Chase	06/19/2019		$635	JPY	70,515	—	(17)
JPMorgan Chase	06/26/2019		$40,573	AUD	56,939	1,056	—
JPMorgan Chase	06/26/2019	AUD	67,840		$48,365	—	(1,282)
JPMorgan Chase	06/26/2019		$10,901	AUD	15,750	—	(30)
JPMorgan Chase	06/26/2019	GBP	8,246		$10,675	—	(240)
JPMorgan Chase	06/26/2019		$14,359	GBP	10,967	480	—
JPMorgan Chase	06/26/2019		$1,994	CAD	2,696	—	(2)
JPMorgan Chase	06/26/2019	CAD	21,719		$16,189	—	(109)
JPMorgan Chase	06/26/2019		$20,149	CAD	27,059	115	—
JPMorgan Chase	06/26/2019	CLP	2,674,620		$3,928	—	(158)
JPMorgan Chase	06/26/2019		$2,584	CNY	17,912	—	(9)
JPMorgan Chase	06/26/2019	CNY	17,867		$2,659	—	(73)
JPMorgan Chase	06/26/2019		$1,990	COP	6,677,445	14	—
JPMorgan Chase	06/26/2019	COP	12,510,258		$3,950	—	(248)
JPMorgan Chase	06/26/2019		$4,448	EUR	3,985	—	(12)
JPMorgan Chase	06/26/2019	EUR	85,956		$96,861	—	(665)
JPMorgan Chase	06/26/2019		$170,858	EUR	150,891	1,992	—
JPMorgan Chase	06/26/2019	EUR	29,328		$32,761	61	—
JPMorgan Chase	06/26/2019		$1,975	INR	138,596	—	(11)
JPMorgan Chase	06/26/2019		$4,930	IDR	70,368,355	26	—
JPMorgan Chase	06/26/2019	IDR	204,796,995		$14,257	16	—
JPMorgan Chase	06/26/2019	JPY	7,268,204		$66,193	1,011	—
JPMorgan Chase	06/26/2019		$43,373	JPY	4,793,752	—	(951)
JPMorgan Chase	06/26/2019	MXN	409,551		$21,236	—	(417)
JPMorgan Chase	06/26/2019		$10,612	MXN	205,195	181	—
JPMorgan Chase	06/26/2019	TWD	156,224		$4,965	—	(15)
JPMorgan Chase	06/26/2019	NZD	3,051		$1,990	7	—
JPMorgan Chase	06/26/2019		$6,947	NZD	10,667	—	(33)
JPMorgan Chase	06/26/2019		$58,509	NZD	84,965	2,910	—
JPMorgan Chase	06/26/2019	NZD	62,687		$42,365	—	(1,344)
JPMorgan Chase	06/26/2019		$1,986	NOK	17,362	—	—
JPMorgan Chase	06/26/2019		$19,981	NOK	170,692	454	—
JPMorgan Chase	06/26/2019	NOK	17,571		$2,004	6	—
JPMorgan Chase	06/26/2019	NOK	271,811		$31,426	—	(330)
JPMorgan Chase	06/26/2019		$11,640	RUB	767,055	—	(50)
JPMorgan Chase	06/26/2019	RUB	515,605		$7,925	—	(67)
JPMorgan Chase	06/26/2019		$2,875	RUB	187,624	16	—
JPMorgan Chase	06/26/2019	ZAR	79,317		$5,452	—	(19)
JPMorgan Chase	06/26/2019		$2,665	KRW	3,013,982	128	—
JPMorgan Chase	06/26/2019		$10,886	SEK	104,273	—	(128)
JPMorgan Chase	06/26/2019	SEK	242,762		$26,185	—	(543)
JPMorgan Chase	06/26/2019		$7,965	SEK	73,764	174	—
JPMorgan Chase	06/26/2019	SEK	62,922		$6,620	26	—

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
JPMorgan Chase	06/26/2019	CHF	37,717		$37,493	$270	$—
JPMorgan Chase	06/26/2019		$20,612	CHF	20,487	100	—
JPMorgan Chase	06/26/2019	CHF	9,245		$9,290	—	(33)
JPMorgan Chase	06/26/2019		$14,571	CHF	14,693	—	(140)
JPMorgan Chase	06/26/2019		$3,189	TRY	18,881	—	(15)
JPMorgan Chase	06/26/2019	TRY	19,091		$3,273	—	(33)
JPMorgan Chase	07/03/2019		$238	GBP	189	—	(1)
Morgan Stanley & Co	06/26/2019		$1,886	AUD	2,728	—	(7)
Morgan Stanley & Co	06/26/2019	AUD	8,338		$5,769	18	—
Morgan Stanley & Co	06/26/2019		$2,656	AUD	3,748	55	—
Morgan Stanley & Co	06/26/2019	AUD	12,085		$8,604	—	(217)
Morgan Stanley & Co	06/26/2019	GBP	5,068		$6,647	—	(234)
Morgan Stanley & Co	06/26/2019		$1,984	CAD	2,667	9	—
Morgan Stanley & Co	06/26/2019		$3,147	EUR	2,800	13	—
Morgan Stanley & Co	06/26/2019	EUR	16,783		$18,806	—	(24)
Morgan Stanley & Co	06/26/2019		$2,760	IDR	39,390,720	15	—
Morgan Stanley & Co	06/26/2019	JPY	327,860		$2,961	70	—
Morgan Stanley & Co	06/26/2019		$14,254	JPY	1,566,896	—	(234)
Morgan Stanley & Co	06/26/2019		$2,918	MXN	55,915	76	—
Morgan Stanley & Co	06/26/2019		$4,369	NOK	37,704	56	—
Morgan Stanley & Co	06/26/2019	PLN	7,624		$1,986	5	—
Morgan Stanley & Co	06/26/2019	ZAR	45,698		$3,147	—	(17)
Morgan Stanley & Co	06/26/2019		$2,582	SEK	24,443	—	—
Morgan Stanley & Co	06/26/2019	CHF	1,999		$1,985	16	—
Morgan Stanley & Co	06/26/2019	CHF	2,633		$2,655	—	(19)
Morgan Stanley & Co	06/26/2019		$1,986	CHF	2,005	—	(22)
Nomura Securities	06/05/2019		$599	GBP	466	10	—
Nomura Securities	06/05/2019		$1,587	EUR	1,417	4	—
Nomura Securities	06/05/2019		$323	NZD	491	2	—
Nomura Securities	06/19/2019	AUD	877		$607	2	—
Nomura Securities	06/19/2019		$620	GBP	474	20	—
Nomura Securities	06/19/2019		$607	GBP	480	—	—
Nomura Securities	06/19/2019	EUR	550		$619	—	(4)
Royal Bank of Scotland	06/05/2019		$149	JPY	16,250	—	(1)
Royal Bank of Scotland	06/19/2019		$1,258	AUD	1,782	21	—
Royal Bank of Scotland	06/19/2019	GBP	960		$1,254	—	(40)
Royal Bank of Scotland	06/19/2019		$604	GBP	480	—	(3)
Royal Bank of Scotland	06/19/2019	EUR	560		$630	—	(4)
Royal Bank of Scotland	06/19/2019		$627	JPY	69,612	—	(16)
Royal Bank of Scotland	06/19/2019	JPY	66,182		$605	7	—
Toronto Dominion Bank	06/19/2019	JPY	1,110		$10	—	—
Toronto Dominion Bank	06/26/2019	AUD	7,214		$4,978	29	—
Toronto Dominion Bank	06/26/2019		$6,643	AUD	9,305	185	—
Toronto Dominion Bank	06/26/2019	AUD	10,770		$7,598	—	(123)
Toronto Dominion Bank	06/26/2019		$3,875	BRL	15,059	44	—
Toronto Dominion Bank	06/26/2019		$12,017	GBP	9,040	576	—
Toronto Dominion Bank	06/26/2019		$33,435	CAD	44,803	264	—
Toronto Dominion Bank	06/26/2019	CAD	55,777		$41,717	—	(421)
Toronto Dominion Bank	06/26/2019		$3,975	COP	12,485,475	281	—
Toronto Dominion Bank	06/26/2019	EUR	27,872		$31,415	—	(223)
Toronto Dominion Bank	06/26/2019		$4,954	EUR	4,432	—	(6)
Toronto Dominion Bank	06/26/2019	EUR	4,377		$4,883	15	—
Toronto Dominion Bank	06/26/2019		$6,491	EUR	5,770	34	—
Toronto Dominion Bank	06/26/2019	HUF	569,944		$1,985	—	(22)
Toronto Dominion Bank	06/26/2019		$6,470	INR	452,856	—	(20)
Toronto Dominion Bank	06/26/2019		$6,636	IDR	94,829,584	27	—
Toronto Dominion Bank	06/26/2019	JPY	2,776,453		$25,200	472	—
Toronto Dominion Bank	06/26/2019		$18,965	JPY	2,096,333	—	(418)
Toronto Dominion Bank	06/26/2019	MXN	987,691		$51,284	—	(1,075)
Toronto Dominion Bank	06/26/2019		$65,188	MXN	1,252,451	1,520	—
Toronto Dominion Bank	06/26/2019		$4,965	TWD	153,468	102	—
Toronto Dominion Bank	06/26/2019	NZD	7,576		$4,938	20	—
Toronto Dominion Bank	06/26/2019	NZD	37,223		$25,121	—	(763)
Toronto Dominion Bank	06/26/2019		$11,536	NZD	17,207	276	—
Toronto Dominion Bank	06/26/2019		$19,945	NOK	169,745	526	—
Toronto Dominion Bank	06/26/2019	NOK	57,400		$6,637	—	(70)
Toronto Dominion Bank	06/26/2019		$12,151	ZAR	174,311	212	—
Toronto Dominion Bank	06/26/2019		$3,981	KRW	4,518,037	178	—

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date				Currency to Accept			Currency to Deliver			Asset		Liability
Toronto Dominion Bank	06/26/2019				$1,981		KRW	2,362,461	$		— $		(8)
Toronto Dominion Bank	06/26/2019			SEK	80,321	$		8,757			—		(273)
Toronto Dominion Bank	06/26/2019				$9,953		SEK	94,880			—		(69)
Toronto Dominion Bank	06/26/2019			CHF	14,389	$		14,527			—		(120)
Toronto Dominion Bank	06/26/2019				$16,117		CHF	16,223			—		(126)
Toronto Dominion Bank	06/26/2019			CHF	4,016	$		3,969			52		—
UBS AG	06/19/2019			JPY	135,371	$		1,240			11		—
Total										$17,642		$(15,242)
Amounts in thousands.

Exchange Cleared Interest Rate Swaps

	(Pay)/		Payment	Payment
	Receive		Frequency	Frequency				Unrealized
	Floating	Fixed	Paid by	Received	Effective	Maturity		Notional		Appreciation/		Upfront Payments/	Fair
Floating Rate Index	Rate	Rate	Fund	by Fund	Date (a)	Date		Amount		(Depreciation)		(Receipts)	Value
3 Month USD LIBOR	Pay	2.24%		Quarterly Semiannual	N/A	04/28/2022		$1,685		$16 $		— $	16
3 Month USD LIBOR	Pay	2.27%		Quarterly Semiannual	N/A	04/28/2022		1,685		16		—	16
3 Month USD LIBOR	Pay	2.52%		Quarterly Semiannual	N/A	04/26/2029		315		12		—	12
3 Month USD LIBOR	Pay	2.26%		Quarterly Semiannual	N/A	04/28/2022		843		8		—	8
3 Month USD LIBOR	Receive	2.38%	Semiannual	Quarterly	N/A	04/21/2022		1,240		(15)		—	(15)
3 Month USD LIBOR	Pay	2.21%		Quarterly Semiannual	N/A	04/15/2022		2,080		18		—	18
3 Month USD LIBOR	Pay	2.52%		Quarterly Semiannual	N/A	04/08/2029		170		6		—	6
3 Month USD LIBOR	Receive	2.36% Semiannual Quarterly			N/A	04/20/2022		3,140		(36)		—	(36)
3 Month USD LIBOR	Receive	2.34% Semiannual Quarterly			N/A	04/17/2022		2,610		(29)		—	(29)
3 Month USD LIBOR	Pay	2.25%		Quarterly Semiannual	N/A	04/28/2022		842		8		—	8
3 Month USD LIBOR	Pay	2.31%		Quarterly Semiannual	N/A	11/04/2021		2,000		18		—	18
3 Month USD LIBOR	Pay	2.23%		Quarterly Semiannual	N/A	05/01/2022		1,010		9		—	9
3 Month USD LIBOR	Pay	2.27%		Quarterly Semiannual	N/A	11/05/2021		2,000		16		—	16
3 Month USD LIBOR	Pay	2.29%		Quarterly Semiannual	N/A	11/05/2021		2,000		17		—	17
3 Month USD LIBOR	Pay	2.21%		Quarterly Semiannual	N/A	04/28/2022		1,690		15		—	15
3 Month USD LIBOR	Receive	2.35% Semiannual Quarterly			N/A	04/27/2025		3,260		(69)		—	(69)
3 Month USD LIBOR	Pay	2.25%		Quarterly Semiannual	N/A	04/27/2022		12,110		113		—	113
3 Month USD LIBOR	Pay	2.32%		Quarterly Semiannual	N/A	10/25/2021		2,130		19		—	19
3 Month USD LIBOR	Receive	2.28% Semiannual Quarterly			N/A	04/27/2021		11,140		(56)		—	(56)
3 Month USD LIBOR	Pay	2.23%		Quarterly Semiannual	N/A	03/24/2022		3,160		28		—	28
3 Month USD LIBOR	Pay	2.25%		Quarterly Semiannual	N/A	03/24/2022		1,920		18		—	18
3 Month USD LIBOR	Pay	2.15%		Quarterly Semiannual	N/A	03/30/2022		1,040		8		—	8
3 Month USD LIBOR	Pay	2.06%		Quarterly Semiannual	N/A	03/27/2022		4,280		24		—	24
3 Month USD LIBOR	Pay	1.98%		Quarterly Semiannual	N/A	06/04/2021		1,975		(1)		—	(1)
3 Month USD LIBOR	Pay	2.66%		Quarterly Semiannual	N/A	03/18/2029		145		7		—	7
3 Month USD LIBOR	Pay	2.67%		Quarterly Semiannual	N/A	03/18/2029		145		7		—	7
3 Month USD LIBOR	Pay	2.43%		Quarterly Semiannual	N/A	03/23/2022		2,095		27		—	27
3 Month USD LIBOR	Pay	2.43%		Quarterly Semiannual	N/A	03/23/2022		2,095		27		—	27
3 Month USD LIBOR	Pay	2.06%		Quarterly Semiannual	N/A	03/31/2022		1,720		9		1	10
3 Month USD LIBOR	Receive	2.25% Semiannual Quarterly			N/A	04/06/2022		1,880		(17)		—	(17)
3 Month USD LIBOR	Receive	2.31% Semiannual Quarterly			N/A	04/03/2025		1,680		(33)		—	(33)
3 Month USD LIBOR	Pay	2.52%		Quarterly Semiannual	N/A	04/05/2029		170		6		—	6
3 Month USD LIBOR	Pay	2.24%		Quarterly Semiannual	N/A	04/06/2022		1,950		18		—	18
3 Month USD LIBOR	Receive	2.16% Semiannual Quarterly			N/A	03/31/2025		430		(5)		—	(5)
3 Month USD LIBOR	Pay	2.03%		Quarterly Semiannual	N/A	03/30/2022		10,530		53		1	54
3 Month USD LIBOR	Receive	2.36% Semiannual Quarterly			N/A	03/29/2030		2,300		(48)		—	(48)
3 Month USD LIBOR	Pay	2.18%		Quarterly Semiannual	N/A	03/29/2024		4,470		50		—	50
3 Month USD LIBOR	Receive	2.34% Semiannual Quarterly			N/A	03/29/2029		2,310		(48)		—	(48)
3 Month USD LIBOR	Pay	2.19%		Quarterly Semiannual	N/A	05/28/2021		2,290		8		—	8
3 Month USD LIBOR	Pay	2.09%		Quarterly Semiannual	N/A	11/26/2021		1,010		5		—	5
3 Month USD LIBOR	Pay	2.20%		Quarterly Semiannual	N/A	05/29/2021		3,670		14		—	14
3 Month USD LIBOR	Pay	2.19%		Quarterly Semiannual	N/A	05/28/2021		2,290		8		1	9
3 Month USD LIBOR	Pay	2.09%		Quarterly Semiannual	N/A	11/26/2021		1,010		5		—	5
3 Month USD LIBOR	Receive	2.01% Semiannual Quarterly			N/A	05/17/2022		8,395		14		—	14
3 Month USD LIBOR	Pay	2.01%		Quarterly Semiannual	N/A	05/17/2022		8,395		(14)		—	(14)
3 Month USD LIBOR	Pay	2.12%		Quarterly Semiannual	N/A	11/26/2021		2,020		11		—	11
3 Month USD LIBOR	Pay	2.24%		Quarterly Semiannual	N/A	08/22/2021		3,280		21		—	21
3 Month USD LIBOR	Pay	2.39%		Quarterly Semiannual	N/A	02/15/2036		3,020		52		2	54
3 Month USD LIBOR	Pay	2.01%		Quarterly Semiannual	N/A	07/02/2021		6,090		6		—	6
3 Month USD LIBOR	Pay	2.08%		Quarterly Semiannual	N/A	07/02/2021		6,080		14		—	14
3 Month USD LIBOR	Pay	1.97%		Quarterly Semiannual	N/A	07/02/2021		3,050		—		—	—
3 Month USD LIBOR	Pay	2.03%		Quarterly Semiannual	N/A	07/02/2021		3,050		4		—	4

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2019 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/		Payment Payment
	Receive		Frequency Frequency				Unrealized		Upfront
	Floating	Fixed	Paid by	Received	Effective	Maturity	Notional	Appreciation/	Payments/		Fair
Floating Rate Index	Rate	Rate	Fund	by Fund	Date (a)	Date	Amount	(Depreciation)	(Receipts)	Value
3 Month USD LIBOR	Pay	2.00%	Quarterly Semiannual		N/A	12/03/2021	$1,840	$6 $		— $	6
3 Month USD LIBOR	Receive	2.02% Semiannual		Quarterly	N/A	11/30/2023	10,330	(59)		—	(59)
3 Month USD LIBOR	Receive	2.22% Semiannual		Quarterly	N/A	02/15/2029	4,780	(54)		—	(54)
3 Month USD LIBOR	Receive	1.87% Semiannual		Quarterly	N/A	06/03/2022	12,690	(12)		—	(12)
3 Month USD LIBOR	Pay	1.96%	Quarterly Semiannual		N/A	12/03/2021	3,000	8		—	8
3 Month USD LIBOR	Pay	2.50%	Quarterly Semiannual		N/A	05/08/2029	250	9		—	9
3 Month USD LIBOR	Receive	2.37% Semiannual		Quarterly	N/A	11/05/2021	1,993	(20)		—	(20)
3 Month USD LIBOR	Pay	2.29%	Quarterly Semiannual		N/A	11/12/2021	1,000	9		—	9
3 Month USD LIBOR	Pay	2.30%	Quarterly Semiannual		N/A	11/12/2021	1,000	9		—	9
3 Month USD LIBOR	Receive	2.38% Semiannual		Quarterly	N/A	11/05/2021	3,000	(31)		—	(31)
3 Month USD LIBOR	Receive	2.55% Semiannual		Quarterly	N/A	05/06/2030	440	(17)		—	(17)
3 Month USD LIBOR	Pay	2.27%	Quarterly Semiannual		N/A	11/05/2021	2,000	16		—	16
3 Month USD LIBOR	Receive	2.31% Semiannual		Quarterly	N/A	05/07/2022	12,600	(133)		1	(132)
3 Month USD LIBOR	Receive	2.35% Semiannual		Quarterly	N/A	11/05/2021	1,500	(15)		—	(15)
3 Month USD LIBOR	Pay	2.29%	Quarterly Semiannual		N/A	11/12/2021	1,000	9		—	9
3 Month USD LIBOR	Pay	2.17%	Quarterly Semiannual		N/A	08/19/2021	2,510	13		—	13
3 Month USD LIBOR	Pay	2.17%	Quarterly Semiannual		N/A	11/18/2021	1,610	10		—	10
3 Month USD LIBOR	Pay	2.45%	Quarterly Semiannual		N/A	05/18/2031	460	10		—	10
3 Month USD LIBOR	Pay	2.16%	Quarterly Semiannual		N/A	08/19/2021	2,510	12		—	12
3 Month USD LIBOR	Pay	2.21%	Quarterly Semiannual		N/A	08/15/2021	2,505	14		—	14
3 Month USD LIBOR	Receive	2.48% Semiannual		Quarterly	N/A	05/10/2029	425	(14)		—	(14)
3 Month USD LIBOR	Pay	2.45%	Quarterly Semiannual		N/A	05/10/2029	450	14		—	14
3 Month USD LIBOR	Pay	2.21%	Quarterly Semiannual		N/A	08/15/2021	2,505	14		—	14
3 Month USD LIBOR	Receive	2.47% Semiannual		Quarterly	N/A	05/13/2029	880	(28)		—	(28)
3 Month USD LIBOR	Pay	2.46%	Quarterly Semiannual		N/A	02/28/2022	2,070	27		—	27
3 Month USD LIBOR	Pay	2.50%	Quarterly Semiannual		N/A	02/24/2022	1,035	14		—	14
3 Month USD LIBOR	Pay	2.62%	Quarterly Semiannual		N/A	02/14/2025	3,160	107		1	108
3 Month USD LIBOR	Receive	2.48% Semiannual		Quarterly	N/A	03/02/2022	3,420	(46)		—	(46)
3 Month USD LIBOR	Receive	2.54% Semiannual		Quarterly	N/A	03/05/2023	3,420	(48)		—	(48)
3 Month USD LIBOR	Pay	2.52%	Quarterly Semiannual		N/A	02/09/2023	1,710	23		—	23
3 Month USD LIBOR	Receive	2.50% Semiannual		Quarterly	N/A	02/08/2023	2,780	(37)		—	(37)
3 Month USD LIBOR	Pay	2.57%	Quarterly Semiannual		N/A	02/13/2025	3,340	106		—	106
3 Month USD LIBOR	Receive	2.52% Semiannual		Quarterly	N/A	02/13/2022	6,420	(90)		—	(90)
3 Month USD LIBOR	Pay	2.48%	Quarterly Semiannual		N/A	02/11/2022	1,025	14		—	14
3 Month USD LIBOR	Pay	2.51%	Quarterly Semiannual		N/A	02/11/2022	1,025	14		—	14
3 Month USD LIBOR	Receive	2.58% Semiannual		Quarterly	N/A	02/14/2022	6,380	(97)		—	(97)
3 Month USD LIBOR	Receive	2.90% Semiannual		Quarterly	N/A	02/15/2049	940	(119)		—	(119)
3 Month USD LIBOR	Receive	2.55% Semiannual		Quarterly	N/A	02/16/2023	2,020	(29)		—	(29)
3 Month USD LIBOR	Receive	3.05% Semiannual		Quarterly	N/A	11/29/2023	4,522	(218)		—	(218)
3 Month USD LIBOR	Receive	2.53% Semiannual		Quarterly	N/A	02/07/2023	4,500	(63)		—	(63)
3 Month USD LIBOR	Pay	2.60%	Quarterly Semiannual		N/A	03/26/2029	1,590	70		—	70
3 Month USD LIBOR	Pay	2.83%	Quarterly Semiannual		N/A	12/17/2022	1,251	25		—	25
3 Month USD LIBOR	Receive	2.43% Semiannual		Quarterly	N/A	03/15/2023	5,700	(67)		—	(67)
3 Month USD LIBOR	Pay	2.53% Semiannual Semiannual			N/A	02/07/2022	55,620	829		(38)	791
3 Month USD LIBOR	Receive	2.62% Semiannual		Quarterly	N/A	03/06/2025	680	(23)		—	(23)
3 Month USD LIBOR	Pay	2.46%	Quarterly Semiannual		N/A	03/10/2022	1,560	21		—	21
3 Month USD LIBOR	Receive	2.58% Semiannual		Quarterly	N/A	02/07/2022	2,860	(43)		—	(43)
3 Month USD LIBOR	Receive	2.57% Semiannual		Quarterly	N/A	02/07/2025	11,040	(363)		12	(351)
6 Month Euro Interbank Offered Rate	Receive	0.11%	Annual	Semiannual	N/A	04/21/2023 EUR	3,800	(17)		—	(17)
6 Month Euro Interbank Offered Rate	Receive	0.10%	Annual	Semiannual	N/A	04/12/2023	7,340	(31)		—	(31)
6 Month Euro Interbank Offered Rate	Receive	0.10%	Annual	Semiannual	N/A	04/14/2023	3,110	(13)		—	(13)
6 Month Euro Interbank Offered Rate	Pay	0.36% Semiannual		Annual	N/A	12/21/2022	1,450	16		—	16
6 Month Euro Interbank Offered Rate	Receive	1.04%	Annual	Semiannual	N/A	03/23/2028	1,445	(117)		2	(115)
6 Month Euro Interbank Offered Rate	Receive	0.05%	Annual	Semiannual	N/A	04/14/2023	3,110	(10)		—	(10)
6 Month Euro Interbank Offered Rate	Receive	0.42%	Annual	Semiannual	N/A	12/17/2022	3,480	(44)		—	(44)
6 Month Euro Interbank Offered Rate	Receive	0.04%	Annual	Semiannual	N/A	03/30/2023	2,280	(7)		—	(7)
6 Month Euro Interbank Offered Rate	Pay	0.88% Semiannual		Annual	N/A	08/28/2028	220	14		—	14
6 Month Euro Interbank Offered Rate	Receive	0.02%	Annual	Semiannual	N/A	05/18/2023	1,035	(2)		—	(2)
6 Month Euro Interbank Offered Rate	Pay	0.08% Semiannual		Annual	N/A	05/26/2023	1,380	1		—	1
6 Month Euro Interbank Offered Rate	Pay	0.56% Semiannual		Annual	N/A	03/12/2029	730	19		—	19
6 Month Euro Interbank Offered Rate	Pay	(0.02)% Semiannual		Annual	N/A	02/13/2022	1,700	9		—	9
6 Month Euro Interbank Offered Rate	Pay	0.06% Semiannual		Annual	N/A	03/16/2022	3,470	9		—	9
6 Month GBP LIBOR	Receive	1.52% Semiannual Semiannual			N/A	03/19/2049 GBP	960	(77)		3	(74)
6 Month JPY LIBOR	Receive	0.34% Semiannual Semiannual			N/A	02/08/2034 JPY	8,650	(1)		—	(1)
6 Month JPY LIBOR	Receive	0.72% Semiannual Semiannual			N/A	03/21/2044	8,220	(2)		—	(2)
6 Month JPY LIBOR	Pay	0.00% Semiannual Semiannual			N/A	06/19/2024	1,395,230	30		—	30
6 Month JPY LIBOR	Receive	0.17% Semiannual Semiannual			N/A	06/19/2029	691,235	(57)		—	(57)

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2019 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/		Payment Payment
	Receive		Frequency Frequency				Unrealized
	Floating Fixed		Paid by	Received	Effective	Maturity	Notional	Appreciation/ Upfront Payments/ Fair
Floating Rate Index	Rate	Rate	Fund	by Fund	Date (a)	Date	Amount	(Depreciation)	(Receipts)	Value
Consumer Price All Urban Non-Seasonally Receive		1.85%	Annual	Annual	N/A	05/10/2021	$17,627	$(10)$		(17)$	(27)
Adjusted Index
Consumer Price All Urban Non-Seasonally Receive		1.96%	Annual	Annual	N/A	05/30/2029	3,160	(1)		—	(1)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Pay	2.16%	Annual	Annual	N/A	10/30/2023	6,270	128		—	128
Adjusted Index
Consumer Price All Urban Non-Seasonally Receive		1.92%	Annual	Annual	N/A	05/08/2021	13,823	(38)		—	(38)
Adjusted Index
Consumer Price All Urban Non-Seasonally Receive		1.98%	Annual	Annual	N/A	05/02/2022	4,280	(25)		—	(25)
Adjusted Index
Consumer Price All Urban Non-Seasonally Receive		2.25%	Annual	Annual	N/A	10/30/2028	6,270	(212)		—	(212)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Pay	2.15%	Annual	Annual	N/A	03/05/2029	6,540	127		—	127
Adjusted Index
Consumer Price All Urban Non-Seasonally Receive		1.85%	Annual	Annual	N/A	02/08/2022	5,825	(19)		—	(19)
Adjusted Index
Consumer Price All Urban Non-Seasonally Receive		2.01%	Annual	Annual	N/A	04/23/2024	3,175	(29)		—	(29)
Adjusted Index
Consumer Price All Urban Non-Seasonally Receive		1.90%	Annual	Annual	N/A	02/12/2024	3,930	(22)		—	(22)
Adjusted Index
Consumer Price All Urban Non-Seasonally Receive		2.01%	Annual	Annual	N/A	04/24/2024	3,175	(29)		—	(29)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Pay	2.04%	Annual	Annual	N/A	04/01/2029	3,290	22		—	22
Adjusted Index
Harmonised Indices of Consumer Prices	Receive	1.55%	Annual	Annual	N/A	07/15/2023 EUR	4,110	(125)		1	(124)
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Pay	1.98%	Annual	Annual	N/A	06/15/2048	615	134		(1)	133
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Pay	1.95%	Annual	Annual	N/A	08/15/2048	405	82		—	82
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Pay	1.16%	Annual	Annual	N/A	05/15/2029	2,585	5		—	5
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Receive	1.38%	Annual	Annual	N/A	04/15/2023	3,995	(94)		—	(94)
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Pay	1.90%	Annual	Annual	N/A	12/15/2048	740	135		(1)	134
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Receive	1.15%	Annual	Annual	N/A	03/15/2029	2,620	(15)		—	(15)
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Receive	1.33%	Annual	Annual	N/A	03/15/2029	5,200	(145)		1	(144)
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Receive	1.30%	Annual	Annual	N/A	01/15/2029	2,535	(69)		—	(69)
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Pay	1.83%	Annual	Annual	N/A	05/15/2047	380	61		—	61
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Pay	1.11%	Annual	Annual	N/A	03/15/2024	5,030	55		—	55
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Pay	1.97%	Annual	Annual	N/A	01/15/2048	590	127		(2)	125
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Receive	1.29%	Annual	Annual	N/A	03/15/2029	5,030	(116)		1	(115)
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Pay	1.99%	Annual	Annual	N/A	01/15/2048	590	132		(2)	130
Excluding Food and Energy
New Zealand Bank Bill 3 Month FRA	Receive	2.55%Semiannual		Quarterly	N/A	03/20/2029 NZD	3,335	(129)		3	(126)
New Zealand Bank Bill 3 Month FRA	Receive	2.80%Semiannual		Quarterly	N/A	03/20/2029	17,000	(922)		24	(898)
New Zealand Bank Bill 3 Month FRA	Receive	2.59%Semiannual		Quarterly	N/A	03/20/2029	651	(27)		1	(26)
New Zealand Bank Bill 3 Month FRA	Receive	2.58%Semiannual		Quarterly	N/A	03/20/2029	1,219	(49)		1	(48)
United Kingdom Retail Prices Index	Receive	3.46%	Annual	Annual	N/A	11/15/2027 GBP	4,640	9		10	19
United Kingdom Retail Prices Index	Pay	3.34%	Annual	Annual	N/A	06/15/2028	925	(28)		—	(28)
United Kingdom Retail Prices Index	Pay	3.53%	Annual	Annual	N/A	03/15/2029	3,505	(38)		—	(38)
United Kingdom Retail Prices Index	Pay	3.55%	Annual	Annual	N/A	11/15/2032	4,640	41		(16)	25
United Kingdom Retail Prices Index	Receive	3.26%	Annual	Annual	N/A	05/15/2023	6,900	52		2	54
United Kingdom Retail Prices Index	Pay	3.41%	Annual	Annual	N/A	01/15/2028	5,135	(63)		(8)	(71)
United Kingdom Retail Prices Index	Pay	3.60%	Annual	Annual	N/A	11/15/2042	2,795	122		(15)	107
United Kingdom Retail Prices Index	Receive	3.41%	Annual	Annual	N/A	03/15/2048	605	32		(2)	30
United Kingdom Retail Prices Index	Receive	3.55%	Annual	Annual	N/A	11/15/2047	2,795	(169)		14	(155)
United Kingdom Retail Prices Index	Pay	3.40%	Annual	Annual	N/A	08/15/2028	6,710	(130)		(4)	(134)

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2019 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/		Payment Payment
		Receive		Frequency Frequency					Unrealized
		Floating	Fixed	Paid by	Received	Effective	Maturity		Notional		Appreciation/		Upfront Payments/	Fair
Floating Rate Index		Rate	Rate	Fund	by Fund	Date (a)	Date		Amount	(Depreciation)				(Receipts)	Value
United Kingdom Retail Prices Index		Pay	3.61%	Annual	Annual	N/A	01/15/2029 GBP		1,145		$14 $			(1)$	13
United Kingdom Retail Prices Index		Receive	3.48%	Annual	Annual	N/A	01/15/2029		3,450		26			2	28
United Kingdom Retail Prices Index		Receive	3.58%	Annual	Annual	N/A	12/15/2023		2,685		(37)			2	(35)
United Kingdom Retail Prices Index		Receive	3.45%	Annual	Annual	N/A	10/15/2023		3,420		(36)			3	(33)
United Kingdom Retail Prices Index		Pay	3.51%	Annual	Annual	N/A	10/15/2028		3,420		16			(3)	13
United Kingdom Retail Prices Index		Pay	3.53%	Annual	Annual	N/A	03/15/2049		440		12			—	12
United Kingdom Retail Prices Index		Receive	3.45%	Annual	Annual	N/A	03/15/2024		3,505		25			—	25
United Kingdom Retail Prices Index		Receive	3.41%	Annual	Annual	N/A	03/15/2024		3,590		37			—	37
United Kingdom Retail Prices Index		Pay	3.41%	Annual	Annual	N/A	01/15/2024		3,450		(1)			(2)	(3)
United Kingdom Retail Prices Index		Pay	3.49%	Annual	Annual	N/A	03/15/2029		3,590		(62)			1	(61)
United Kingdom Retail Prices Index		Pay	3.39%	Annual	Annual	N/A	08/15/2028		3,495		(76)			(2)	(78)
United Kingdom Retail Prices Index		Pay	3.36%	Annual	Annual	N/A	08/15/2023		19,810		(47)			(10)	(57)
United Kingdom Retail Prices Index		Receive	3.35%	Annual	Annual	N/A	08/15/2023		7,705		20			5	25
United Kingdom Retail Prices Index		Pay	3.44%	Annual	Annual	N/A	08/15/2048		770		(24)			1	(23)
United Kingdom Retail Prices Index		Receive	3.36%	Annual	Annual	N/A	08/15/2023		7,700		17			4	21
United Kingdom Retail Prices Index		Receive	3.47%	Annual	Annual	N/A	09/15/2048		1,255		4			6	10
United Kingdom Retail Prices Index		Pay	3.45%	Annual	Annual	N/A	10/15/2023		3,940		40			(4)	36
United Kingdom Retail Prices Index		Receive	3.48%	Annual	Annual	N/A	09/15/2023		6,770		(48)			6	(42)
United Kingdom Retail Prices Index		Pay	3.50%	Annual	Annual	N/A	09/15/2028		6,770		(15)			(6)	(21)
US Federal Funds Effective Rate		Receive	1.84%	Annual	Annual	N/A	07/15/2021		$9,480		(31)			1	(30)
(continuous series)
US Federal Funds Effective Rate		Receive	1.75%	Annual	Annual	N/A	11/30/2023		10,160		(47)			1	(46)
(continuous series)
Total										$(1,592	)$		(20)$ (1,612)
Amounts in thousands.
(a) Forward swap.

					Total Return Swaps
												Value and
												Unrealized
										Upfront		Appreciation/
			Pay/Receive			Payment	Expiration		Notional	Payments/ (Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return		Financing Rate	Frequency	Date		Amount	(Receipts) Asset ---- Liability
Bank of America	Bloomberg Commodity	442,842	Receive		UST 13 Week Bill	Monthly	06/26/2019		$73,926	$	— $	—		$(1,563)
NA	Index Total Return(a)				High Discount Rate
					+ 0.10%
M3 Capital	Bloomberg Commodity	538,621	Receive		UST 13 Week Bill	Monthly	06/26/2019		89,915		—	—		(1,902)
Partners	Index Total Return(a)				High Discount Rate
					+ 0.09%
M3 Capital	Macquarie Commodity	75,804	Receive		0.32%	Annual	06/10/2019		6,696		—	—		—
Partners	Product 251E(a)
Merrill Lynch	BofA Merrill Lynch	150,932	Receive		1.28%	Annual	06/10/2019		14,531		—	—		(1)
	Commodity MLBXCS3T
	Total Return Strategy(a)
Societe Generale	Bloomberg Commodity	146,250	Receive		UST 13 Week Bill	Monthly	06/26/2019		24,414		—	—		(516)
	Index Total Return(a)				High Discount Rate
					+ 0.11%
Societe Generale	Societe Generale	222,669	Receive		0.35%	Annual	06/10/2019		19,323		—	—		—
	Commodities Custom
	Alpha(a)
Total									$		— $	—		$(3,982)
Amounts in thousands except contracts
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Purchased Capped Options

						Pay/Receive					Upfront		Unrealized
					Floating		Notional		Expiration		Payments/		Appreciation/
Description	Counterparty		Range		Rate	Amount		Exercise Rate	Date (Premiums) Fair Value (Depreciation)
Call - 5Y-30Y CMS Index Cap	Barclays Bank		Max (0, 5Y CMS-0.35%)		Pay		$39,000	0.35%	07/29/2019		$19	$29			$10
	PLC
Call - 5Y-30Y CMS Index Cap	Morgan Stanley		Max (0, 5Y CMS-0.40%)		Receive		12,850	0.40%	06/27/2019		6			4	(2)
	& Co
Total									$		25	$33			$8

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2019 (unaudited)

Written Capped Options

			Pay/Receive				Upfront		Unrealized
			Floating	Notional		Expiration Payments/			Appreciation/
Description	Counterparty	Range	Rate	Amount	Exercise Rate	Date (Premiums) Fair Value (Depreciation)
Call - 5Y-30Y CMS Index Cap	Barclays Bank	Max (0, 5Y CMS-0.45%)	Pay	$39,000	0.45%	07/29/2019	$(9	)$	(12	)$	(3)
	PLC
Put - 5Y-30Y CMS Index Cap	Morgan Stanley	Max (0, 5Y CMS-0.50%)	Pay	12,850	0.50%	06/27/2019	(2)		(1)		1
	& Co
Total							$(11	)$	(13	)$	(2)
Amounts in thousands.

See accompanying notes.

Schedule of Investments
EDGE MidCap Fund
May 31, 2019 (unaudited)

COMMON STOCKS - 97.32%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Airlines - 2.57%			Savings & Loans - 3.07%
Alaska Air Group Inc	276,902	$16,116	Washington Federal Inc	610,693	$19,280
Automobile Parts & Equipment - 1.81%			Semiconductors - 4.39%
Autoliv Inc	184,310	11,348	Microchip Technology Inc	216,034	17,289
Banks - 4.32%			Teradyne Inc	242,067	10,201
Bank OZK	222,107	6,419			$27,490
Cullen/Frost Bankers Inc	226,170	20,642	Software - 8.55%
		$27,061	Black Knight Inc (a)	484,492	27,465
Chemicals - 4.33%			Fair Isaac Corp (a)	88,728	26,255
FMC Corp	126,342	9,280			$53,720
HB Fuller Co	453,369	17,876	Toys, Games & Hobbies - 2.88%
		$27,156	Hasbro Inc	189,826	18,060
Commercial Services - 2.54%			Transportation - 4.09%
Aaron's Inc	299,336	15,943	Expeditors International of Washington Inc	228,450	15,898
Consumer Products - 1.65%			Kirby Corp (a)	126,671	9,802
Avery Dennison Corp	99,281	10,331			$25,700
Electric - 7.11%			TOTAL COMMON STOCKS		$610,674
Alliant Energy Corp	134,645	6,390	INVESTMENT COMPANIES - 2.52%	Shares Held Value (000's)
Eversource Energy	296,488	21,893	Money Market Funds - 2.52%
WEC Energy Group Inc	202,958	16,348	Principal Government Money Market Fund	15,781,521	15,782
		$44,631	2.3%(b),(c)
Electrical Components & Equipment - 4.90%			TOTAL INVESTMENT COMPANIES		$15,782
Energizer Holdings Inc	372,297	15,234	Total Investments		$626,456
Littelfuse Inc	95,127	15,526	Other Assets and Liabilities - 0.16%		1,012
		$30,760	TOTAL NET ASSETS - 100.00%		$627,468
Electronics - 2.49%
Arrow Electronics Inc (a)	248,982	15,601	(a) Non-income producing security
Environmental Control - 2.81%			(b)	Affiliated Security. Security is either an affiliate (and registered under the
Waste Connections Inc	186,374	17,638	Investment Company Act of 1940) or an affiliate as defined by the Investment
Hand & Machine Tools - 3.64%			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Lincoln Electric Holdings Inc	218,684	16,607	shares of the security). Please see affiliated sub-schedule for transactional
Snap-on Inc	39,800	6,206	information.
		$22,813	(c) Current yield shown is as of period end.
Healthcare - Products - 6.43%
Teleflex Inc	69,167	19,941	Portfolio Summary (unaudited)
Varian Medical Systems Inc (a)	161,463	20,386	Sector		Percent
		$40,327	Financial		20.58%
Healthcare - Services - 3.37%			Industrial		18.92%
Universal Health Services Inc	177,131	21,176	Consumer, Cyclical		14.64%
Insurance - 5.44%			Consumer, Non-cyclical		13.99%
Fidelity National Financial Inc	429,761	16,567	Technology		12.94%
Markel Corp (a)	16,558	17,533	Utilities		7.11%
		$34,100	Basic Materials		4.45%
Internet - 0.37%			Energy		4.32%
Rightmove PLC	316,396	2,310	Money Market Funds		2.52%
Investment Companies - 1.01%			Communications		0.37%
Oaktree Capital Group LLC	131,626	6,361	Other Assets and Liabilities		0.16%
Machinery - Diversified - 0.99%			TOTAL NET ASSETS		100.00%
Nordson Corp	49,322	6,196
Mining - 0.12%
Livent Corp (a)	120,377	761
Office Furnishings - 0.78%
HNI Corp	147,394	4,888
Oil & Gas - 4.32%
Cimarex Energy Co	214,085	12,244
Helmerich & Payne Inc	169,070	8,269
HollyFrontier Corp	174,350	6,622
		$27,135
REITs - 6.74%
Alexandria Real Estate Equities Inc	130,433	19,097
CyrusOne Inc	336,062	19,841
STORE Capital Corp	99,809	3,415
		$42,353
Retail - 6.60%
Chipotle Mexican Grill Inc (a)	24,232	15,992
Lululemon Athletica Inc (a)	153,557	25,427
		$41,419

See accompanying notes.

Schedule of Investments
EDGE MidCap Fund
May 31, 2019 (unaudited)

Affiliated Securities	August 31, 2018	Purchases		Sales	May 31, 2019
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.3%	$8,424		$81,281	$73,923		$15,782
	$8,424		$81,281	$73,923		$15,782

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.3%	$193	$—		$—		$—
	$193	$—		$—		$—
Amounts in thousands

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

COMMON STOCKS - 28.90%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.08%			Automobile Parts & Equipment (continued)
Clear Channel Outdoor Holdings Inc (a)	194,455	$988	Koito Manufacturing Co Ltd	14,800	$682
Gendai Agency Inc	3,300	14	NGK Insulators Ltd	24,090	325
Ocean Outdoor Ltd (a),(b)	15,649	124	Nissin Kogyo Co Ltd	11,715	146
Omnicom Group Inc	1,547	119	Nokian Renkaat OYJ	4,577	131
Relia Inc	9,800	106	Pacific Industrial Co Ltd	4,814	63
Trade Desk Inc/The (a)	289	57	Rheinmetall AG	4,089	434
		$1,408	Siix Corp	7,480	81
Aerospace & Defense - 0.22%			Sumitomo Riko Co Ltd	11,070	79
Boeing Co/The	369	126	Tachi-S Co Ltd	8,600	102
Cobham PLC (a)	365,772	460	Tokai Rika Co Ltd	12,650	192
Dassault Aviation SA	775	967	Toyo Tire Corp	38,692	479
Jamco Corp	3,550	70	Toyoda Gosei Co Ltd	13,140	228
Kawasaki Heavy Industries Ltd	5,541	123	TS Tech Co Ltd	1,000	24
Leonardo SpA	27,845	308	Unipres Corp	11,800	185
Lockheed Martin Corp (c)	1,200	406	WABCO Holdings Inc (a)	12,862	1,684
MTU Aero Engines AG	677	146			$6,889
Raytheon Co (c)	5,800	1,012	Banks - 1.53%
Triumph Group Inc	6,118	119	Allegiance Bancshares Inc (a)	3,507	114
Ultra Electronics Holdings PLC	18,202	357	Ameris Bancorp	3,963	140
		$4,094	Atlantic Union Bankshares Corp	3,902	126
Agriculture - 0.19%			AU Small Finance Bank Ltd (b)	29,422	295
Altria Group Inc	2,444	120	Banca Generali SpA	9,447	237
Japan Tobacco Inc	49,295	1,130	Banco Bilbao Vizcaya Argentaria SA	235,122	1,275
Philip Morris International Inc (c)	17,000	1,311	BancorpSouth Bank	5,293	143
Swedish Match AB	19,737	891	Bank of America Corp	21,600	575
		$3,452	Bank of Kyoto Ltd/The	1,325	51
Airlines - 0.05%			Bank OZK	4,999	144
easyJet PLC	21,905	241	Bank Tabungan Pensiunan Nasional Syariah Tbk	1,110,420	222
Japan Airlines Co Ltd	10,900	342	PT (a)
Southwest Airlines Co	2,429	116	BOC Hong Kong Holdings Ltd	60,500	232
WestJet Airlines Ltd	10,218	228	Cadence BanCorp	7,317	135
		$927	China Construction Bank Corp	170,000	135
Apparel - 0.32%			CIT Group Inc	11,400	542
Carter's Inc	2,878	242	Citigroup Inc	8,537	530
Gildan Activewear Inc	7,200	260	East West Bancorp Inc	19,600	837
Hermes International	1,846	1,227	Erste Group Bank AG (a)	12,783	453
Kering SA	831	432	Eurobank Ergasias SA (a)	97,849	96
LVMH Moet Hennessy Louis Vuitton SE	2,059	777	Fifth Third Bancorp (c)	36,600	970
Moncler SpA	12,701	467	FinecoBank Banca Fineco SpA	23,285	241
NIKE Inc (c)	21,500	1,658	First Citizens BancShares Inc/NC	626	263
Samsonite International SA (a),(b)	35,553	73	First Midwest Bancorp Inc/IL	6,230	121
Sanyo Shokai Ltd	6,750	109	First Republic Bank/CA	5,530	536
Under Armour Inc - Class A (a)	33,141	756	FNB Corp/PA	9,506	105
Under Armour Inc - Class C (a)	844	17	Fukuoka Financial Group Inc	13,500	230
		$6,018	Great Western Bancorp Inc	3,630	113
			Hang Seng Bank Ltd	43,700	1,097
Automobile Manufacturers - 0.28%			Heritage Commerce Corp	12,808	153
Ferrari NV	6,620	941	Hilltop Holdings Inc	7,348	148
GT Capital Holdings Inc	5,424	90	ICICI Bank Ltd ADR	12,222	147
Guangzhou Automobile Group Co Ltd	59,060	57	Independent Bank Group Inc	2,302	119
Honda Motor Co Ltd	42,640	1,049	JPMorgan Chase & Co	1,148	122
Nissan Motor Co Ltd	39,900	271	M&T Bank Corp (c)	15,585	2,488
PACCAR Inc	13,923	916	Macquarie Group Ltd	5,134	427
REV Group Inc	12,121	134	Mitsubishi UFJ Financial Group Inc	355,813	1,634
Subaru Corp	11,100	257	Mizuho Financial Group Inc	559,090	788
Suzuki Motor Corp	22,860	1,082	Morgan Stanley	401	16
Volvo AB - B Shares	35,344	493	Opus Bank	6,788	136
		$5,290	PNC Financial Services Group Inc/The	2,200	280
Automobile Parts & Equipment - 0.37%			Raiffeisen Bank International AG	39,859	926
Aisan Industry Co Ltd	10,060	62	Regions Financial Corp (c)	44,384	614
Bridgestone Corp	20,700	770	Resona Holdings Inc	208,700	880
Cooper Tire & Rubber Co	4,375	121	Sberbank of Russia PJSC	78,478	278
Daikyonishikawa Corp	4,880	36	Standard Chartered PLC	100,231	870
Dana Inc	9,679	141	State Bank of India Ltd (a)	1,172	59
Denso Corp	7,900	304	State Street Corp (c)	17,781	982
Exedy Corp	7,560	148	Sumitomo Mitsui Financial Group Inc	73,298	2,539
Faurecia SA	7,864	290	Sumitomo Mitsui Trust Holdings Inc	39,619	1,447
IJTT Co Ltd	4,900	24	Synovus Financial Corp	61,633	1,970
Keihin Corp	12,250	158	TCF Financial Corp	4,378	83

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Chemicals (continued)
Tokyo Kiraboshi Financial Group Inc	2,723	$42	Hanwha Chemical Corp	6,731	$116
UBS Group AG (a)	38,696	445	Hitachi Chemical Co Ltd	230,134	6,112
Umpqua Holdings Corp	7,196	115	IMCD NV	3,614	294
United Community Banks Inc/GA	5,311	141	JSR Corp	21,540	304
Univest Financial Corp	4,644	111	Kanto Denka Kogyo Co Ltd	11,463	74
Wells Fargo & Co	13,592	603	KH Neochem Co Ltd	5,475	146
		$28,521	Koninklijke DSM NV	31,910	3,580
Beverages - 0.38%			LyondellBasell Industries NV	1,561	116
Anheuser-Busch InBev SA/NV	15,731	1,280	Mitsubishi Gas Chemical Co Inc	19,400	240
Asahi Group Holdings Ltd	18,100	795	Nippon Paint Holdings Co Ltd	13,100	514
Carlsberg A/S	4,563	600	Nissan Chemical Corp	6,300	266
Coca-Cola HBC AG (a)	8,474	305	Novozymes A/S	26,346	1,234
Heineken NV	6,548	687	Quaker Chemical Corp	850	154
Kirin Holdings Co Ltd	36,500	789	Sherwin-Williams Co/The (c)	3,721	1,561
MGP Ingredients Inc	1,666	100	Shin-Etsu Chemical Co Ltd	28,988	2,394
Molson Coors Brewing Co	11,084	609	Symrise AG	6,445	604
Monster Beverage Corp (a),(c)	26,200	1,621	Tokuyama Corp	6,820	151
Remy Cointreau SA	2,145	295	Tokyo Ohka Kogyo Co Ltd	3,562	103
		$7,081	Tosoh Corp	20,800	262
Biotechnology - 0.98%			Tri Chemical Laboratories Inc	2,238	100
Abcam PLC	22,085	397	Yara International ASA	22,884	983
Amgen Inc	700	117			$30,769
Amicus Therapeutics Inc (a)	4,150	47	Commercial Services - 1.03%
Biogen Inc (a)	1,400	307	2U Inc (a)	1,457	55
BioMarin Pharmaceutical Inc (a)	13,586	1,118	Adtalem Global Education Inc (a)	2,699	119
Blueprint Medicines Corp (a)	2,312	176	AMERCO	2,346	864
Celgene Corp (a),(c)	118,176	11,083	Aramark (c)	58,295	2,028
Exact Sciences Corp (a)	9,453	980	Automatic Data Processing Inc	795	127
Five Prime Therapeutics Inc (a)	5,536	46	Babcock International Group PLC	72,013	407
Genmab A/S (a)	2,458	423	Benesse Holdings Inc	4,370	101
Gilead Sciences Inc (c)	4,723	294	Brink's Co/The	2,641	203
Hugel Inc (a)	1,090	366	Bureau Veritas SA	75,833	1,784
Illumina Inc (a),(c)	2,831	868	Cardtronics PLC (a)	3,899	118
Intrexon Corp (a)	2,686	13	Carriage Services Inc	6,510	119
Jinyu Bio-Technology Co Ltd	106,317	227	CENVEO STOCK (a)	46,083	622
Myriad Genetics Inc (a)	4,611	114	Chegg Inc (a)	2,569	96
Sangamo Therapeutics Inc (a)	11,258	99	China Education Group Holdings Ltd	105,955	163
Spark Therapeutics Inc (a)	9,574	1,043	Cimpress NV (a)	3,063	268
Vertex Pharmaceuticals Inc (a),(c)	3,500	582	Cintas Corp	5,722	1,269
		$18,300	CoStar Group Inc (a)	1,672	852
Building Materials - 0.31%			Equifax Inc	3,770	456
Cemex SAB de CV ADR	147,854	609	EVERTEC Inc	4,194	120
Cie de Saint-Gobain	20,988	757	FleetCor Technologies Inc (a)	2,363	610
CRH PLC	18,829	590	Grand Canyon Education Inc (a)	1,536	184
Daikin Industries Ltd	3,200	387	H&R Block Inc (c)	20,734	545
Geberit AG	1,924	847	HMS Holdings Corp (a)	4,410	134
Imerys SA	5,140	223	IHS Markit Ltd (a)	10,200	585
JELD-WEN Holding Inc (a)	5,680	107	Kforce Inc	3,381	118
Katitas Co Ltd	2,400	86	Koolearn Technology Holding Ltd (a),(b)	71,973	89
Lennox International Inc	5,211	1,376	Kroton Educacional SA	20,000	52
Masonite International Corp (a)	2,823	134	LiveRamp Holdings Inc (a)	1,167	60
Patrick Industries Inc (a)	800	33	Localiza Rent a Car SA	56,646	550
Sanwa Holdings Corp	7,896	79	Loomis AB	12,667	409
TOTO Ltd	5,200	193	M&A Capital Partners Co Ltd (a)	1,320	76
Wienerberger AG	12,958	280	Moody's Corp	8,896	1,626
		$5,701	New Oriental Education & Technology Group Inc	2,014	173
Chemicals - 1.65%			ADR(a)
A. Schulman Inc. (a),(e)	2,332	1	Nielsen Holdings PLC	2,971	68
Air Liquide SA	9,925	1,234	Persol Holdings Co Ltd	19,058	403
Akzo Nobel NV	23,867	2,010	Prestige International Inc	9,564	132
Asahi Kasei Corp	56,300	577	Rollins Inc (c)	18,600	699
Borregaard ASA	19,951	216	S&P Global Inc	3,000	642
Cabot Corp	1,147	46	SEACOR Marine Holdings Inc (a)	7,114	98
Covestro AG (b)	17,028	744	Ser Educacional SA (b)	22,900	135
Denka Co Ltd	1,340	38	SGS SA	415	1,047
DowDuPont Inc	99,597	3,040	Tarena International Inc ADR(a)	15,270	49
EMS-Chemie Holding AG	3,157	1,890	TechnoPro Holdings Inc	1,561	79
FMC Corp	6,269	460	Toppan Forms Co Ltd	16,000	128
GCP Applied Technologies Inc (a)	46,048	1,205	Total System Services Inc	3,915	484

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Diversified Financial Services (continued)
XPS Pensions Group PLC	101,109	$192	Cboe Global Markets Inc	23,000	$2,497
		$19,138	CI Financial Corp	63,800	958
Computers - 0.57%			Credit Acceptance Corp (a)	2,071	945
Accenture PLC - Class A	721	129	Curo Group Holdings Corp (a)	5,967	56
Apple Inc (c)	17,394	3,045	Deluxe Corp	2,370	88
BayCurrent Consulting Inc	2,300	77	Deutsche Boerse AG	8,108	1,116
Conduent Inc (a)	45,968	409	Ditech Holding Corp - Warrants (a)	4,425	—
Cray Inc (a)	952	33	Ditech Holding Corp - Warrants (a)	6,987	—
DXC Technology Co	4,000	190	Element Comm Aviation (a),(d),(e),(f)	280	1,967
Elecom Co Ltd	2,900	94	Euronext NV (b)	4,140	295
Electronics For Imaging Inc (a)	1,189	44	Greenhill & Co Inc	5,175	78
Endava PLC ADR(a)	1,100	41	Hamilton Lane Inc	3,666	180
Ferrotec Holdings Corp	5,400	42	Hannon Armstrong Sustainable Infrastructure	6,835	177
Fujitsu Ltd	6,142	414	Capital Inc
Globant SA (a)	1,087	101	Hong Kong Exchanges & Clearing Ltd	25,900	824
Hewlett Packard Enterprise Co	7,615	105	Hypoport AG (a)	1,712	364
HP Inc	6,748	126	Ichiyoshi Securities Co Ltd	11,430	81
Ingenico Group SA	2,872	229	Intercontinental Exchange Inc (c)	17,960	1,477
KeyW Holding Corp/The (a)	4,965	56	KB Financial Group Inc	5,702	210
Luxoft Holding Inc (a),(c)	14,037	808	Kenedix Inc	14,100	68
Melco Holdings Inc	975	27	London Stock Exchange Group PLC	4,556	304
Nomura Research Institute Ltd	17,200	836	LPL Financial Holdings Inc	1,535	123
NTT Data Corp	51,542	613	Mahindra & Mahindra Financial Services Ltd	22,918	139
Obic Co Ltd	3,500	420	Mastercard Inc	504	127
Oro Co Ltd	1,456	38	Mebuki Financial Group Inc	167,900	420
Otsuka Corp	24,600	951	Moelis & Co	4,614	147
Perspecta Inc	45,930	997	Money Forward Inc (a)	1,600	58
Science Applications International Corp	1,851	142	Nasdaq Inc	8,100	734
SCSK Corp	3,470	167	Navient Corp	10,371	135
Serco Group PLC (a)	202,583	339	Nomura Holdings Inc	93,100	291
UT Group Co Ltd	2,775	63	PRA Group Inc (a)	4,403	122
		$10,536	Premium Group Co Ltd	4,860	84
Consumer Products - 0.09%			Qudian Inc ADR(a)	14,650	100
ACCO Brands Corp	51,798	381	Sanne Group PLC	36,109	315
Church & Dwight Co Inc	5,400	402	SEI Investments Co (c)	21,800	1,096
Spectrum Brands Holdings Inc	17,979	947	TD Ameritrade Holding Corp	11,700	582
		$1,730	Tochigi Bank Ltd/The	24,570	40
Cosmetics & Personal Care - 0.37%			Tokyo Century Corp	1,300	52
Amorepacific Corp	424	64	Visa Inc (c)	14,576	2,351
Colgate-Palmolive Co (c)	15,900	1,107	VZ Holding AG	1,130	297
Coty Inc	65,976	814	WageWorks Inc (a)	3,711	186
Edgewell Personal Care Co (a)	3,719	106	Zenkoku Hosho Co Ltd	5,187	198
Estee Lauder Cos Inc/The	7,900	1,272			$22,382
Kolmar Korea Co Ltd	2,959	158	Electric - 0.58%
L'Oreal SA	5,916	1,587	AGL Energy Ltd	22,543	321
Pigeon Corp	1,800	68	Avista Corp (c)	10,595	442
Procter & Gamble Co/The (c)	12,300	1,266	Dominion Energy Inc	1,711	129
Unicharm Corp	16,300	486	E.ON SE	41,686	436
		$6,928	Endesa SA	20,088	500
Distribution & Wholesale - 0.19%			Enel SpA	243,843	1,517
Diploma PLC	20,418	382	FirstEnergy Corp	3,008	124
Fastenal Co	15,964	488	GenOn Energy - Class A (a),(f)	28,041	4,262
Fourlis Holdings SA (a)	9,774	55	Huadian Fuxin Energy Corp Ltd	328,000	63
H&E Equipment Services Inc	7,124	173	Iberdrola SA	16,964	158
HD Supply Holdings Inc (a),(c)	24,000	996	PG&E Corp (a)	54,910	939
Nippon Gas Co Ltd	4,150	98	PPL Corp	4,200	125
Sumitomo Corp	81,700	1,174	Red Electrica Corp SA	33,440	709
Trusco Nakayama Corp	1,476	33	Southern Co/The	878	47
WW Grainger Inc (c)	800	209	Terna Rete Elettrica Nazionale SpA	159,022	971
		$3,608			$10,743
Diversified Financial Services - 1.20%			Electrical Components & Equipment - 0.29%
AEON Financial Service Co Ltd	5,850	93	AMETEK Inc (c)	10,600	868
Affiliated Managers Group Inc (c)	6,800	570	Belden Inc	15,123	774
Ally Financial Inc	16,200	468	Emerson Electric Co (c)	24,600	1,482
American Express Co	7,264	833	EnerSys	2,595	146
Aruhi Corp	6,550	118	Funai Electric Co Ltd (a)	17,480	112
ASX Ltd	12,799	671	Legrand SA	9,950	669
B. Riley Financial Inc	9,704	192	nLight Inc (a)	278	5
Bharat Financial Inclusion Ltd (a)	10,762	155	Schneider Electric SE	13,659	1,079

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Electrical Components & Equipment (continued)			Engineering & Construction (continued)
Ushio Inc	14,280	$179	Yokogawa Bridge Holdings Corp	5,998	$85
		$5,314			$8,698
Electronics - 0.65%			Entertainment - 0.24%
Agilent Technologies Inc	3,000	201	Avex Inc	11,190	138
Amphenol Corp (c)	17,400	1,514	Cineworld Group PLC	85,712	321
Assa Abloy AB	21,134	411	CJ CGV Co Ltd	2,623	78
Bizlink Holding Inc	21,556	133	Genting Singapore Ltd	1,155,500	731
Celestica Inc (a)	22,311	140	IMAX China Holding Inc (b)	35,000	84
Chroma ATE Inc	24,222	99	International Speedway Corp	499	22
Control4 Corp (a)	1,728	41	Madison Square Garden Co/The (a)	1,623	480
Electrocomponents PLC	28,556	219	Marriott Vacations Worldwide Corp	7,126	640
Fujitsu General Ltd	18,927	267	Monarch Casino & Resort Inc (a)	3,137	135
Garmin Ltd	9,100	696	OPAP SA	33,208	348
Halma PLC	14,666	336	Oriental Land Co Ltd/Japan	4,700	572
Hitachi High-Technologies Corp	77,346	3,262	Sankyo Co Ltd	19,400	739
Honeywell International Inc (c)	4,813	791	Universal Entertainment Corp	6,260	182
Hosiden Corp	5,280	53			$4,470
Hoya Corp	2,400	166	Environmental Control - 0.13%
Ibiden Co Ltd	11,510	178	Advanced Disposal Services Inc (a)	21,437	689
Itron Inc (a)	3,250	184	Daiseki Co Ltd	4,619	114
LEM Holding SA	112	148	Kurita Water Industries Ltd	16,000	382
Mettler-Toledo International Inc (a)	300	217	Pentair PLC (c)	3,300	115
MINEBEA MITSUMI Inc	10,115	147	Republic Services Inc	7,900	668
Nichicon Corp	21,865	160	Waste Management Inc (c)	4,446	486
Nidec Corp	1,900	236			$2,454
Nippon Ceramic Co Ltd	3,960	104	Food - 0.52%
NOK Corp	19,020	243	a2 Milk Co Ltd (a)	17,783	183
nVent Electric PLC	5,157	119	Associated British Foods PLC	7,802	243
Rotork PLC	73,336	267	B&G Foods Inc	6,082	134
SCREEN Holdings Co Ltd	2,863	97	Barry Callebaut AG	344	675
Sensata Technologies Holding PLC (a)	5,700	243	Belc Co Ltd	1,500	71
Shibaura Electronics Co Ltd	2,080	55	CJ CheilJedang Corp	1,577	371
Silergy Corp	11,000	156	Cranswick PLC	9,757	332
Tokyo Seimitsu Co Ltd	6,080	139	Dino Polska SA (a),(b)	8,290	269
Venture Corp Ltd	44,000	483	Hershey Co/The	4,912	648
Waters Corp (a)	1,800	361	Hostess Brands Inc (a)	12,690	170
Yageo Corp	18,125	149	ICA Gruppen AB	15,665	624
		$12,015	Kobe Bussan Co Ltd	3,680	169
Energy - Alternate Sources - 0.01%			Koninklijke Ahold Delhaize NV	26,172	587
Vestas Wind Systems A/S	2,690	219	Lamb Weston Holdings Inc	15,604	925
Engineering & Construction - 0.47%			Nestle SA	5,020	498
Alten SA	3,670	372	Nissin Foods Holdings Co Ltd	6,300	381
Argan Inc	5,341	245	Performance Food Group Co (a)	3,881	153
Badger Daylighting Ltd	4,364	154	Post Holdings Inc (a)	7,439	782
BrightView Holdings Inc (a)	9,169	153	Saputo Inc	17,500	582
Chiyoda Corp (a)	19,590	52	Seven & i Holdings Co Ltd	2,710	91
CIMIC Group Ltd	21,594	676	Tesco PLC	65,864	188
Daiho Corp	3,430	86	Viscofan SA	5,052	262
Dycom Industries Inc (a)	3,555	186	Warabeya Nichiyo Holdings Co Ltd	2,150	32
Eiffage SA	4,342	415	Wesfarmers Ltd	26,355	676
EMCOR Group Inc	25,400	2,046	Woolworths Group Ltd	20,887	453
Fraport AG Frankfurt Airport Services Worldwide	4,703	369	Yihai International Holding Ltd (a)	45,718	227
Grupo Aeroportuario del Sureste SAB de CV	6,187	98			$9,726
Hazama Ando Corp	47,974	313	Food Service - 0.04%
HOCHTIEF AG	1,661	197	Compass Group PLC	35,689	807
Japan Airport Terminal Co Ltd	1,450	55	Forest Products & Paper - 0.06%
JGC Corp	24,890	330	Domtar Corp	1,416	60
KBR Inc	6,465	144	Schweitzer-Mauduit International Inc	4,199	131
Kyowa Exeo Corp	5,090	119	Smurfit Kappa Group PLC	22,555	623
Kyudenko Corp	5,347	151	West Fraser Timber Co Ltd	6,800	265
Maeda Corp	21,200	172			$1,079
Meitec Corp	1,400	66	Gas - 0.17%
Mirait Holdings Corp	7,800	122	Osaka Gas Co Ltd	34,800	617
Obayashi Corp	40,100	367	Tokyo Gas Co Ltd	31,500	782
Singapore Technologies Engineering Ltd	121,500	346	UGI Corp	34,463	1,778
Toshiba Plant Systems & Services Corp	49,067	859			$3,177
Toyo Engineering Corp (a)	13,490	55
Vinci SA	4,711	465

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Hand & Machine Tools - 0.02%			Home Builders (continued)
Disco Corp	241	$33	Land & Houses PCL	595,609	$217
DMG Mori Co Ltd	4,200	52	LCI Industries	2,097	174
Kennametal Inc	7,784	239	NVR Inc (a)	442	1,415
Milacron Holdings Corp (a)	11,503	132	Persimmon PLC	8,748	217
		$456	PulteGroup Inc	4,600	142
Healthcare - Products - 0.84%			Skyline Champion Corp	14,532	340
ABIOMED Inc (a),(c)	1,300	341	Token Corp	950	55
Align Technology Inc (a)	2,351	668	WHA Corp PCL	971,348	131
Asahi Intecc Co Ltd	2,371	121	Winnebago Industries Inc	4,251	137
Baxter International Inc (c)	11,449	841			$4,540
Cellavision AB	8,291	256	Home Furnishings - 0.09%
Cochlear Ltd	6,628	916	Crompton Greaves Consumer Electricals Ltd	66,346	227
Consort Medical PLC	20,343	236	E Ink Holdings Inc (a)	110,000	111
DiaSorin SpA	2,216	226	Maxell Holdings Ltd	9,870	164
Edwards Lifesciences Corp (a)	2,600	444	Sony Corp	17,182	823
Elekta AB	15,621	202	Tempur Sealy International Inc (a)	2,278	146
Haemonetics Corp (a)	8,819	855	TTK Prestige Ltd	1,191	122
Hill-Rom Holdings Inc	1,788	172			$1,593
IDEXX Laboratories Inc (a),(c)	3,073	768	Housewares - 0.00%
InBody Co Ltd	3,235	70	Tupperware Brands Corp	3,680	69
Insulet Corp (a)	9,990	1,097	Insurance - 1.47%
Intuitive Surgical Inc (a),(c)	1,300	604	Admiral Group PLC	19,335	503
Japan Lifeline Co Ltd	6,550	104	Aflac Inc	2,450	126
Koninklijke Philips NV	19,706	781	AIA Group Ltd	19,200	180
Medtronic PLC (c)	7,100	657	Alleghany Corp (a),(c)	2,919	1,936
Merit Medical Systems Inc (a)	3,743	193	Allianz SE	1,361	301
Microport Scientific Corp	141,700	113	Arthur J Gallagher & Co	9,800	825
Nakanishi Inc	3,700	69	Assurant Inc	14,202	1,420
Natus Medical Inc (a)	5,238	130	Athene Holding Ltd (a)	39,139	1,591
Nipro Corp	25,178	278	Berkshire Hathaway Inc - Class B (a)	17,605	3,475
NuVasive Inc (a)	7,800	452	Brighthouse Financial Inc (a)	13,300	472
OraSure Technologies Inc (a)	11,540	96	Dai-ichi Life Holdings Inc	23,210	333
Penumbra Inc (a)	6,767	966	Fairfax Financial Holdings Ltd	523	240
QIAGEN NV (a)	22,377	852	Fidelity National Financial Inc (c)	36,145	1,394
Sartorius Stedim Biotech	1,649	228	Genworth Financial Inc (c)	99,924	291
Shandong Weigao Group Medical Polymer Co	210,347	183	Insurance Australia Group Ltd	73,087	387
Ltd			James River Group Holdings Ltd	3,432	153
STERIS PLC	4,635	620	Lancashire Holdings Ltd	15,531	138
Straumann Holding AG	412	339	Markel Corp (a),(c)	2,125	2,250
Tandem Diabetes Care Inc (a)	1,856	127	MBIA Inc (a)	13,904	123
Thermo Fisher Scientific Inc	6,371	1,701	Medibank Pvt Ltd	192,566	441
		$15,706	MetLife Inc	2,638	122
Healthcare - Services - 0.33%			Progressive Corp/The	24,100	1,911
Ain Holdings Inc	1,301	100	Prudential Financial Inc	1,226	113
Alliar Medicos A Frente SA	21,897	79	QBE Insurance Group Ltd	34,869	281
Anthem Inc	292	81	Radian Group Inc	8,139	183
Apollo Hospitals Enterprise Ltd	12,779	228	Sampo Oyj	42,412	1,834
Centene Corp (a)	28,897	1,669	Sony Financial Holdings Inc	100,621	2,220
CMIC Holdings Co Ltd	2,120	39	T&D Holdings Inc	77,100	799
DaVita Inc (a)	14,882	646	Third Point Reinsurance Ltd (a)	11,362	115
EPS Holdings Inc	4,300	70	Tokio Marine Holdings Inc	2,537	126
Laboratory Corp of America Holdings (a)	4,042	657	Voya Financial Inc	15,625	796
Molina Healthcare Inc (a)	1,500	213	White Mountains Insurance Group Ltd	520	509
Orpea	3,446	392	Willis Towers Watson PLC	10,132	1,778
UnitedHealth Group Inc (c)	3,734	903			$27,366
WellCare Health Plans Inc (a)	3,603	995	Internet - 1.70%
		$6,072	51job Inc ADR(a)	1,088	77
Holding Companies - Diversified - 0.06%			58.com Inc ADR(a)	3,591	205
CK Hutchison Holdings Ltd	90,000	850	Adevinta ASA (a)	134,101	1,488
J2 Acquisition Ltd (a),(b)	27,215	243	Alibaba Group Holding Ltd ADR(a)	1,536	229
J2 Acquisition Ltd - Warrants (a)	21,100	4	Alphabet Inc - A Shares (a),(c)	3,672	4,063
US Well Services Inc - Warrants (a)	103,668	83	Amazon.com Inc (a),(c)	1,835	3,257
		$1,180	ASKUL Corp	5,043	124
Home Builders - 0.24%			Booking Holdings Inc (a),(c)	1,044	1,729
Berkeley Group Holdings PLC	12,552	555	Cafe24 Corp (a)	956	51
Cairn Homes PLC (a)	373,765	509	CDW Corp/DE	1,211	119
Century Communities Inc (a)	6,676	178	Cerved Group SpA	39,707	348
Glenveagh Properties PLC (a),(b)	381,620	319	DraftKings Inc (a),(d),(e),(f)	54,277	152
Installed Building Products Inc (a)	2,941	151	eBay Inc	26,600	956

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Internet (continued)			Machinery - Construction & Mining - 0.14%
Etsy Inc (a)	983	$61	Hitachi Construction Machinery Co Ltd	15,223	$351
Expedia Group Inc	5,855	674	Hitachi Ltd	34,499	1,162
Facebook Inc (a),(c)	13,071	2,320	Lonking Holdings Ltd	213,000	56
GoDaddy Inc (a)	10,198	759	Mitsubishi Heavy Industries Ltd	8,261	361
JD.com Inc ADR(a)	13,839	356	Modec Inc	2,100	53
Klarna Holding AB (a),(d),(e),(f)	808	140	Sandvik AB	37,763	583
LAC Co Ltd	3,800	58			$2,566
Liberty Expedia Holdings Inc (a)	5,028	207	Machinery - Diversified - 0.71%
Limelight Networks Inc (a)	52,937	163	Alamo Group Inc	1,649	156
Meituan Dianping (a)	11,000	85	Atlas Copco AB - A Shares	45,221	1,214
Mimecast Ltd (a)	4,241	193	Briggs & Stratton Corp	11,092	104
Netflix Inc (a)	2,621	900	Cummins Inc	788	119
NHN Corp (a)	2,646	160	Dover Corp (c)	5,200	465
Palo Alto Networks Inc (a),(c)	2,500	500	FANUC Corp	3,200	540
PChome Online Inc (a)	45,000	172	Flowserve Corp	5,100	237
Pinterest Inc (a)	15,300	381	Hexagon AB	13,039	605
Pintrest Inc Class B (a),(e)	29,141	726	Hisaka Works Ltd	7,390	61
Scout24 AG (b)	82,276	4,079	Ichor Holdings Ltd (a)	5,422	114
SMS Co Ltd	6,300	152	IDEX Corp (c)	16,593	2,534
Spotify Technology SA (a)	5,714	718	Inficon Holding AG	313	177
Tencent Holdings Ltd	5,350	223	Interpump Group SpA	9,914	289
TripAdvisor Inc (a)	1,300	55	Keyence Corp	3,600	2,023
Twitter Inc (a),(c)	15,600	568	KION Group AG	6,477	352
United Internet AG	11,529	412	Kubota Corp	28,800	438
VeriSign Inc (a)	900	175	Rockwell Automation Inc (c)	2,000	298
Yahoo Japan Corp	1,093,550	3,131	Roper Technologies Inc (c)	5,500	1,891
Yandex NV (a)	20,116	723	Shima Seiki Manufacturing Ltd	1,860	51
Yume No Machi Souzou Iinkai Co Ltd	2,920	36	SMC Corp/Japan	800	261
Zendesk Inc (a)	1,152	97	Spirax-Sarco Engineering PLC	3,491	368
ZOZO Inc	35,447	606	Stabilus SA	4,386	186
		$31,628	THK Co Ltd	12,380	251
Investment Companies - 0.27%			Toshiba Machine Co Ltd	5,582	116
Altaba Inc (a)	64,930	3,844	Washtec AG	4,610	319
Investor AB	7,604	328			$13,169
Wendel SA	6,556	835	Media - 0.54%
		$5,007	Axel Springer SE	8,199	507
Iron & Steel - 0.14%			CBS Corp	25,846	1,248
BlueScope Steel Ltd	43,541	317	Comcast Corp - Class A (c)	24,773	1,016
Carpenter Technology Corp	4,645	188	Entercom Communications Corp	19,875	115
Chubu Steel Plate Co Ltd	4,900	28	FactSet Research Systems Inc	2,592	721
Hitachi Metals Ltd	94,460	935	Fuji Media Holdings Inc	9,980	135
Japan Steel Works Ltd/The	11,000	165	Global Eagle Entertainment Inc (a)	326,437	190
Kyoei Steel Ltd	11,430	188	Gray Television Inc (a)	46,468	801
Nakayama Steel Works Ltd	15,890	69	iHeartMedia Inc (a)	82,694	1,344
Tokyo Steel Manufacturing Co Ltd	28,920	221	Liberty Global PLC - C Shares (a)	20,425	495
Vale SA ADR	23,573	294	Nexstar Media Group Inc	1,069	107
Yamato Kogyo Co Ltd	9,390	257	Nippon Television Holdings Inc	18,185	260
		$2,662	ProSiebenSat.1 Media SE	12,784	209
Leisure Products & Services - 0.18%			Schibsted ASA - A Shares	8,624	227
Brunswick Corp/DE	9,061	376	Schibsted ASA - B Shares	49,627	1,252
CTS Eventim AG & Co KGaA	7,983	358	Sinclair Broadcast Group Inc	2,154	116
CVC Brasil Operadora e Agencia de Viagens SA	14,965	196	Sirius XM Holdings Inc	11,882	63
Malibu Boats Inc (a)	3,041	109	TEGNA Inc	11,801	179
MIPS AB	9,701	180	Telenet Group Holding NV	3,983	215
Planet Fitness Inc (a)	3,614	276	TV Asahi Holdings Corp	5,930	94
Round One Corp	6,100	90	Wolters Kluwer NV	11,162	778
Shimano Inc	7,100	1,084			$10,072
Thule Group AB (b)	12,723	289	Metal Fabrication & Hardware - 0.05%
Yamaha Motor Co Ltd	18,432	314	Advanced Drainage Systems Inc	6,049	174
		$3,272	Global Brass & Copper Holdings Inc (c)	4,607	201
Lodging - 0.24%			Neturen Co Ltd	5,700	43
Caesars Entertainment Corp (a)	136,019	1,196	Rexnord Corp (a)	8,699	229
Choice Hotels International Inc	11,632	957	Troax Group AB	6,873	205
Galaxy Entertainment Group Ltd	32,000	194	Tsubaki Nakashima Co Ltd	3,202	49
Hilton Worldwide Holdings Inc (c)	7,700	689			$901
Kyoritsu Maintenance Co Ltd	5,551	276	Mining - 0.42%
Las Vegas Sands Corp (c)	11,010	605	Antofagasta PLC	32,635	323
Marriott International Inc/MD	4,800	599	BHP Group Ltd	49,875	1,296
		$4,516	BHP Group PLC	48,378	1,092

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Mining (continued)			Oil & Gas (continued)
Boliden AB (a)	44,535	$20	Suncor Energy Inc	10,900	$336
Boliden AB (a)	44,535	1,013	TOTAL SA	7,575	393
Compass Minerals International Inc	2,623	134	Viper Energy Partners LP	2,805	78
Franco-Nevada Corp	9,200	710	Whiting Petroleum Corp (a)	14,653	269
Kinross Gold Corp (a)	84,900	278			$18,713
Livent Corp (a)	46,542	294	Oil & Gas Services - 0.10%
Newmont Goldcorp Corp	100	3	C&J Energy Services Inc (a)	95,709	1,133
Pacific Metals Co Ltd	4,920	100	Liberty Oilfield Services Inc	8,077	103
Pretium Resources Inc (a)	142,006	1,211	Oil States International Inc (a)	411	7
Rio Tinto PLC	16,159	927	ProPetro Holding Corp (a)	6,346	123
Teck Resources Ltd	16,300	331	Schlumberger Ltd (c)	2,100	73
		$7,732	TGS NOPEC Geophysical Co ASA	11,599	290
Miscellaneous Manufacturers - 0.32%			Thermon Group Holdings Inc (a)	6,776	149
Actuant Corp	5,968	132			$1,878
Airtac International Group	7,760	80	Packaging & Containers - 0.13%
Alstom SA	10,262	468	Ball Corp	10,890	669
AO Smith Corp (c)	9,408	381	Bemis Co Inc	394	23
Eaton Corp PLC	1,600	119	Multi-Color Corp	2,246	112
Enplas Corp	3,510	97	Nampak Ltd (a)	111,707	81
Escorts Ltd	22,591	195	Sealed Air Corp	26,503	1,110
Fabrinet (a)	2,931	125	Vidrala SA	3,827	357
FUJIFILM Holdings Corp	2,368	113			$2,352
Haynes International Inc	5,320	155	Pharmaceuticals - 0.82%
Hiwin Technologies Corp	11,000	83	AbbVie Inc	1,595	122
Illinois Tool Works Inc (c)	12,382	1,730	Aerie Pharmaceuticals Inc (a)	3,836	140
ITT Inc	4,468	257	Allergan PLC	765	93
Knorr-Bremse AG	4,337	477	AmerisourceBergen Corp	1,636	127
Nikon Corp	11,160	153	Astellas Pharma Inc	47,200	633
Siemens AG	11,351	1,284	AstraZeneca PLC	6,087	449
Sturm Ruger & Co Inc	2,179	108	Bristol-Myers Squibb Co	2,691	122
		$5,957	China Biologic Products Holdings Inc (a)	19,850	1,783
Office & Business Equipment - 0.07%			China Traditional Chinese Medicine Holdings	294,000	155
Canon Inc	42,690	1,203	Co Ltd
Zebra Technologies Corp (a)	772	132	CSPC Pharmaceutical Group Ltd	242,488	391
		$1,335	Eisai Co Ltd	18,560	1,087
Office Furnishings - 0.01%			Elan Corp	4,000	68
Knoll Inc	6,362	125	Galapagos NV ADR(a)	1,071	122
Oil & Gas - 1.01%			Global Blood Therapeutics Inc (a)	2,585	157
Anadarko Petroleum Corp	11,280	794	Jazz Pharmaceuticals PLC (a)	2,300	289
Canadian Natural Resources Ltd	12,300	332	Johnson & Johnson (c)	6,527	856
Chevron Corp	5,200	592	Kyowa Hakko Kirin Co Ltd	33,000	621
Cimarex Energy Co	6,500	372	Livzon Pharmaceutical Group Inc (a)	19,200	86
CNOOC Ltd	68,000	110	McKesson Corp	837	102
ConocoPhillips	26,315	1,552	Merck & Co Inc	1,611	128
Cosmo Energy Holdings Co Ltd	3,770	73	Merck KGaA	4,001	386
CVR Energy Inc	2,762	117	MyoKardia Inc (a)	1,167	54
DCC PLC	8,688	729	Nippon Shinyaku Co Ltd	3,207	221
Dommo Energia SA ADR(a)	269	1	Novartis AG	7,732	665
Encana Corp	45,800	242	Novo Nordisk A/S	36,379	1,712
Encana Corp	19,284	102	Ono Pharmaceutical Co Ltd	29,060	513
EOG Resources Inc	10,400	852	Phibro Animal Health Corp	5,138	152
Equinor ASA	24,661	471	PRA Health Sciences Inc (a)	1,055	92
Exxon Mobil Corp (c)	5,800	410	Roche Holding AG	7,125	1,871
Frontera Energy Corp	2,040	20	Shionogi & Co Ltd	12,200	665
Inpex Corp	37,220	299	Ship Healthcare Holdings Inc	600	25
Japan Petroleum Exploration Co Ltd	11,780	245	Sinopharm Group Co Ltd	17,810	67
JXTG Holdings Inc	562,294	2,672	Takeda Pharmaceutical Co Ltd	17,590	598
Lundin Petroleum AB	14,169	384	Zoetis Inc	7,000	707
Midstates Petroleum Co Inc (a)	67,232	450			$15,259
Neste Oyj	14,028	474	Pipelines - 0.04%
Occidental Petroleum Corp (c)	15,612	777	AltaGas Ltd	25,900	374
OMV AG	9,088	427	Plains GP Holdings LP (a)	4,844	109
Parsley Energy Inc (a)	64,055	1,142	TC Energy Corp	5,200	253
Petroleo Brasileiro SA ADR	10,696	154			$736
Phillips 66 (c)	2,700	218	Private Equity - 0.14%
Pioneer Natural Resources Co (c)	15,701	2,229	3i Group PLC	22,918	304
PrairieSky Royalty Ltd	63,200	834	Kennedy-Wilson Holdings Inc	6,618	136
Repsol SA	22,907	369	Partners Group Holding AG	3,081	2,160
Seven Generations Energy Ltd (a)	36,200	194			$2,600

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Real Estate - 0.39%			Retail (continued)
Aedas Homes SAU (a),(b)	11,370	$283	Fast Retailing Co Ltd	400	$230
Catena AB	9,849	273	Five Below Inc (a)	1,308	168
China Overseas Land & Investment Ltd	24,750	86	Floor & Decor Holdings Inc (a)	3,789	135
CK Asset Holdings Ltd	205,500	1,487	Foot Locker Inc	2,302	91
Corp Inmobiliaria Vesta SAB de CV	63,336	90	Home Depot Inc/The (c)	9,580	1,819
Godrej Properties Ltd (a)	5,272	67	Honeys Holdings Co Ltd	3,180	29
Hembla AB (a)	14,804	268	Hyundai Department Store Co Ltd	2,264	161
Henderson Land Development Co Ltd	72,600	375	Industria de Diseno Textil SA	50,659	1,353
HFF Inc	2,501	108	Jand Inc (a),(d),(e),(f)	1,693	23
Hongkong Land Holdings Ltd	62,700	409	Jollibee Foods Corp	31,740	175
Ichigo Inc	46,600	140	Kohl's Corp	2,001	99
LEG Immobilien AG	2,637	315	K's Holdings Corp	5,000	47
McGrath RentCorp	2,466	139	Lowe's Cos Inc (c)	13,340	1,244
Metrovacesa SA (b)	23,144	276	Magazine Luiza SA	3,250	162
Mitsubishi Estate Co Ltd	121,249	2,224	Matahari Department Store Tbk PT	891,558	235
Neinor Homes SA (a),(b)	22,750	279	McDonald's Corp (c)	7,300	1,447
Oberoi Realty Ltd (a)	31,962	258	McDonald's Holdings Co Japan Ltd	8,100	368
Parque Arauco SA	50,153	131	Michaels Cos Inc/The (a)	12,544	114
WeWork Cos Inc (a),(d),(e),(f)	356	24	Mitra Adiperkasa Tbk PT	2,583,362	159
		$7,232	Next PLC	4,412	322
REITs - 0.59%			Nishimatsuya Chain Co Ltd	9,940	80
Agree Realty Corp	4,698	315	Nitori Holdings Co Ltd	5,200	617
American Tower Corp	8,507	1,776	Noodles & Co (a)	21,153	153
Brookfield Property REIT Inc	11,600	214	Panera Bread Co (a),(e),(f)	1,664	25
Chesapeake Lodging Trust	370	11	Ross Stores Inc	7,300	679
CoreCivic Inc	6,315	138	Ruth's Hospitality Group Inc	4,118	94
Crown Castle International Corp	5,325	692	Shanghai Pharmaceuticals Holding Co Ltd	83,880	166
Duke Realty Corp (c)	37,000	1,113	Shimamura Co Ltd	2,930	223
Easterly Government Properties Inc	8,324	153	Starbucks Corp (c)	6,420	488
EPR Properties	1,617	126	Swatch Group AG/The - REG	3,293	159
Hersha Hospitality Trust	7,561	129	TJX Cos Inc/The (c)	21,100	1,061
Hibernia REIT plc	242,051	369	Tsuruha Holdings Inc	204	16
Hoshino Resorts REIT Inc	11	56	United Arrows Ltd	2,100	69
Host Hotels & Resorts Inc (c)	45,800	830	Vera Bradley Inc (a)	10,615	116
Iron Mountain Inc	1,899	58	Walgreens Boots Alliance Inc	2,416	119
Lamar Advertising Co	1,549	121	Walmart Inc (c)	10,500	1,065
Monmouth Real Estate Investment Corp	10,700	149	Welcia Holdings Co Ltd	15,200	532
Outfront Media Inc	5,018	124	Westlife Development Ltd (a)	47,712	240
Pebblebrook Hotel Trust	5,103	142	Xebio Holdings Co Ltd	13,340	148
PotlatchDeltic Corp	8,086	272	Yum! Brands Inc	4,000	409
Prologis Inc (c)	12,500	921	Zumiez Inc (a)	5,745	114
Public Storage	3,284	781			$24,534
RPT Realty	12,268	149	Savings & Loans - 0.04%
Segro PLC	29,836	263	OceanFirst Financial Corp	5,368	128
Simon Property Group Inc (c)	6,900	1,118	People's United Financial Inc	23,800	366
Tier REIT Inc	2,990	81	Sterling Bancorp/DE	8,838	171
Vicinity Centres	188,916	339	United Financial Bancorp Inc	8,009	104
Vornado Realty Trust (c)	8,500	563			$769
		$11,003	Semiconductors - 0.62%
Retail - 1.32%			Advanced Micro Devices Inc (a)	30,854	846
Ace Hardware Indonesia Tbk PT	1,658,700	202	Applied Materials Inc	11,400	441
Adastria Co Ltd	2,600	64	ASML Holding NV	9,275	1,746
Advance Auto Parts Inc	7,585	1,176	ASPEED Technology Inc	2,200	45
Alimentation Couche-Tard Inc	14,300	878	Broadcom Inc	2,726	686
AutoZone Inc (a),(c)	1,400	1,438	Cypress Semiconductor Corp	47,212	841
Best Buy Co Inc	1,722	108	Entegris Inc	3,755	129
BK Brasil Operacao e Assessoria a Restaurantes	23,600	121	FormFactor Inc (a)	7,568	109
SA			Globalwafers Co Ltd	5,942	57
CarMax Inc (a)	9,619	753	Hamamatsu Photonics KK	13,400	478
Cawachi Ltd	4,260	72	Inari Amertron Bhd	280,500	103
Children's Place Inc/The	3,071	284	Marvell Technology Group Ltd	31,514	703
Cie Financiere Richemont SA	14,563	1,071	Maxim Integrated Products Inc	10,988	578
Citizen Watch Co Ltd	50,550	232	Mellanox Technologies Ltd (a)	303	33
CJ ENM Co Ltd	1,570	252	Miraial Co Ltd	3,910	38
Clicks Group Ltd	10,360	136	Nova Measuring Instruments Ltd (a)	6,425	163
Costco Wholesale Corp (c)	6,174	1,479	NVIDIA Corp (c)	3,300	447
Dick's Sporting Goods Inc	3,240	112	QUALCOMM Inc (c)	6,735	450
Dollarama Inc	34,800	1,099	Renesas Electronics Corp (a)	282,561	1,271
DP Eurasia NV (a),(b)	85,367	103	Rohm Co Ltd	2,521	155

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Semiconductors (continued)			Telecommunications (continued)
Samsung Electronics Co Ltd	13,985	$498	Cisco Systems Inc (c)	15,456	$804
Shinko Electric Industries Co Ltd	6,300	50	CommScope Holding Co Inc (a)	13,300	215
Silicon Motion Technology Corp ADR	3,346	127	Harmonic Inc (a)	26,008	136
Sino-American Silicon Products Inc (a)	33,851	84	Hellenic Telecommunications Organization SA	29,518	404
Skyworks Solutions Inc (c)	4,300	286	HMS Networks AB	9,971	174
SOITEC (a)	2,227	186	Intelsat SA (a)	64,438	1,163
Texas Instruments Inc	5,861	611	Loral Space & Communications Inc (a)	37,932	1,286
Tower Semiconductor Ltd (a)	15,562	232	Motorola Solutions Inc (c)	15,349	2,302
Xperi Corp	6,890	145	Nokia OYJ	60,031	301
		$11,538	NTT DOCOMO Inc	27,300	627
Software - 1.27%			Oi SA ADR(a)	136,100	249
Avid Technology Inc (a)	15,505	120	Ooma Inc (a)	10,554	122
Bandwidth Inc (a)	1,700	123	Plantronics Inc	3,062	126
Bilibili Inc ADR(a)	22,351	302	Quantenna Communications Inc (a)	3,766	91
Birst Inc (a),(d),(e),(f)	21,065	1	Rogers Communications Inc	6,400	337
Black Knight Inc (a)	12,843	728	Sectra AB (a)	7,128	248
Broadridge Financial Solutions Inc	1,037	129	SoftBank Group Corp	10,500	974
Cadence Design Systems Inc (a),(c)	11,200	712	Telenor ASA	58,831	1,211
Cerner Corp (c)	11,400	798	T-Mobile US Inc (a)	13,500	991
Citrix Systems Inc (c)	3,500	329	Verizon Communications Inc	16,854	916
Computer Engineering & Consulting Ltd	4,000	70	Vision Inc/Tokyo Japan (a)	1,200	62
Constellation Software Inc/Canada	1,172	1,015	Zayo Group Holdings Inc (a)	18,138	593
Cresco Ltd	2,098	65			$14,128
CSG Systems International Inc	2,893	130	Textiles - 0.02%
Dassault Systemes SE	3,325	493	Coats Group PLC	342,121	336
DeNA Co Ltd	17,130	345	Seiren Co Ltd	4,479	57
Douzone Bizon Co Ltd	3,143	173			$393
Electronic Arts Inc (a),(c)	4,556	424	Toys, Games & Hobbies - 0.06%
Envestnet Inc (a)	2,210	148	Nintendo Co Ltd	2,942	1,039
Everbridge Inc (a)	1,795	141	Transportation - 0.71%
Fidelity National Information Services Inc (c)	3,400	409	Canadian National Railway Co	8,169	724
First Derivatives PLC	4,778	204	Central Japan Railway Co	2,000	416
Five9 Inc (a)	2,779	143	CH Robinson Worldwide Inc (c)	5,400	430
Gree Inc	52,080	235	CJ Logistics Corp (a)	2,106	282
Guidewire Software Inc (a)	8,190	823	CSX Corp	9,111	678
HubSpot Inc (a)	398	69	Dorian LPG Ltd (a)	28,172	199
Intuit Inc	491	120	DSV A/S	19,969	1,782
Kingdee International Software Group Co Ltd	34,060	38	East Japan Railway Co	12,200	1,156
Linx SA	23,891	209	Expeditors International of Washington Inc	7,328	510
Microsoft Corp (c)	31,991	3,957	Genesee & Wyoming Inc (a)	13,827	1,317
MINDBODY Inc (a),(e),(f)	9,229	337	JB Hunt Transport Services Inc (c)	9,600	817
MiX Telematics Ltd ADR	8,978	143	Knight-Swift Transportation Holdings Inc	10,600	293
MSCI Inc	4,900	1,078	Kuehne + Nagel International AG	12,139	1,614
Nexon Co Ltd (a)	41,732	619	Mahindra Logistics Ltd (b)	22,400	165
Omnicell Inc (a)	4,249	338	Nippon Yusen KK	2,640	40
Oracle Corp (c)	32,126	1,626	Panalpina Welttransport Holding AG (a)	977	208
Oracle Corp Japan	4,400	306	Scorpio Tankers Inc	13,013	339
Paychex Inc	1,476	127	SEACOR Holdings Inc (a)	6,683	278
Pivotal Software Inc (a)	6,490	129	Seibu Holdings Inc	21,400	357
PROS Holdings Inc (a)	3,168	180	Union Pacific Corp	6,000	1,001
SAP SE	9,299	1,145	United Parcel Service Inc	569	53
Sciplay Corp (a)	35,600	570	Yamato Holdings Co Ltd	24,300	490
ServiceNow Inc (a)	3,008	788			$13,149
Splunk Inc (a)	3,330	380	Trucking & Leasing - 0.04%
Sprix Ltd	1,300	22	AerCap Holdings NV (a)	7,000	314
SS&C Technologies Holdings Inc	11,172	622	GATX Corp	5,057	353
TechMatrix Corp	5,500	95			$667
Temenos AG (a)	2,704	470
TiVo Corp	14,949	108	Water - 0.02%
Veeva Systems Inc (a)	5,374	829	Connecticut Water Service Inc	24	2
VMware Inc	2,673	473	Veolia Environnement SA	16,874	390
Workday Inc (a)	4,173	852			$392
		$23,690	TOTAL COMMON STOCKS		$537,698
Storage & Warehousing - 0.01%			INVESTMENT COMPANIES - 18.18%	Shares Held Value (000's)
ID Logistics Group (a)	1,308	228	Exchange-Traded Funds - 0.08%
			Invesco QQQ Trust Series 1	3,692	642
Telecommunications - 0.76%			iShares China Large-Cap ETF	15,601	630
Arista Networks Inc (a),(c)	1,700	416	iShares MSCI EM Small Cap UCITS ETF	3,758	233
Calix Inc (a)	21,599	131
China Mobile Ltd	28,511	249

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

INVESTMENT COMPANIES (continued)		Shares Held Value (000’s)			Principal
Exchange-Traded Funds (continued)				BONDS (continued)	Amount (000’s) Value (000’s)
TOPIX Exchange Traded Fund		8,870	$129	Agriculture - 0.30%
			$1,634	JBS Investments II GmbH
Money Market Funds - 18.10%				7.00%, 01/15/2026(b)	$5,350	$5,611
First American Government Obligations Fund		3,591,919	3,592	Airlines - 0.04%
2.29	%(g)			Latam Airlines 2015-1 Pass Through Trust B
Goldman Sachs Financial Square Funds -		81,279	81	4.50%, 08/15/2025	839	825
Government Fund 2.34%(g),(h)				Automobile Asset Backed Securities - 1.52%
Morgan Stanley Institutional Liquidity Funds -		12,667,427	12,667	ACC Trust 2018-1
Government Portfolio 2.33%(c),(g),(i)				3.70%, 12/21/2020(b)	55	55
Principal Government Money Market Fund		320,394,861	320,395	AmeriCredit Automobile Receivables Trust
2.3%(g),(j)				2017-3
Wells Fargo Advantage Government Money		6	—	2.68%, 12/18/2020	55	55
Market Fund 2.27%(g),(h)				1.00 x 1 Month USD LIBOR + 0.24%
			$336,735	Americredit Automobile Receivables Trust 2018-2
TOTAL INVESTMENT COMPANIES			$338,369	4.01%, 07/18/2024	550	571
CONVERTIBLE PREFERRED STOCKS				Americredit Automobile Receivables Trust 2018-3
- 0.08%		Shares Held Value (000's)		2.69%, 01/18/2022	683	683
Agriculture - 0.04%				1.00 x 1 Month USD LIBOR + 0.25%
Bunge Ltd 4.88% (k)		6,930	$673	4.04%, 11/18/2024	670	698
Healthcare - Products - 0.02%				CarMax Auto Owner Trust 2017-4
Danaher Corp 4.75%, 04/15/2022 (c)		400	421	2.57%, 04/15/2021	186	186
Internet - 0.01%				1.00 x 1 Month USD LIBOR + 0.13%
Airbnb, Inc 0.00% (a),(d),(e),(f)		1,685	215	CarMax Auto Owner Trust 2018-1
Oil & Gas - 0.01%				3.37%, 07/15/2024	25	25
Chesapeake Energy Corp 5.75% (k)		355	177	CarMax Auto Owner Trust 2018-2
				3.99%, 04/15/2025	320	329
Pipelines - 0.00%				Carmax Auto Owner Trust 2018-4
El Paso Energy Capital Trust I 4.75%,		452	23	4.15%, 04/15/2025	205	213
03/31/2028				Carmax Auto Owner Trust 2019-1
Retail - 0.00%				3.05%, 03/15/2024	1,415	1,441
Jand Inc 0.00% (a),(d),(e),(f)		3,781	53	4.04%, 08/15/2025	455	467
TOTAL CONVERTIBLE PREFERRED STOCKS			$1,562	Chesapeake Funding II LLC
PREFERRED STOCKS - 0.19%		Shares Held Value (000's)		3.57%, 04/15/2030(b)	175	178
Automobile Manufacturers - 0.06%				3.71%, 05/15/2029(b)	130	132
Porsche Automobil Holding SE 2.21%		10,538	654	3.92%, 04/15/2030(b)	455	465
Volkswagen AG 4.86%		2,739	426	CIG AUTO RECEIVABLES TRUST 2017-1
			$1,080	2.71%, 05/15/2023(b)	44	44
Banks - 0.01%				CPS Auto Receivables Trust 2017-D
Itau Unibanco Holding SA 0.18%		21,150	189	3.73%, 09/15/2023(b)	190	192
Chemicals - 0.04%				CPS Auto Receivables Trust 2018-A
FUCHS PETROLUB SE 0.95%		17,545	685	3.05%, 12/15/2023(b)	105	105
Electrical Components & Equipment - 0.00%				CPS Auto Receivables Trust 2018-D
Lithium Technology Corp 0.00% (a),(d),(e),(f)		59,552	—	3.83%, 09/15/2023(b)	330	337
Internet - 0.03%				Drive Auto Receivables Trust 2018-1
Uber Technologies Inc 0.00% (a),(d)		14,315	579	3.81%, 05/15/2024	685	695
Veracode Inc 0.00% (a),(d),(e),(f)		6,031	3	Drive Auto Receivables Trust 2018-5
			$582	2.76%, 07/15/2021	494	494
				1.00 x 1 Month USD LIBOR + 0.32%
Private Equity - 0.01%				4.53%, 04/15/2026	420	438
Forward Venture Services LLC 0.00% (a),(d),(e),(f)		54,650	312	Drive Auto Receivables Trust 2019-1
Real Estate - 0.03%				4.09%, 06/15/2026	260	268
WeWork Cos Inc Series D-1 0.00% (a),(d),(e),(f)		4,867	331	DT Auto Owner Trust 2016-1
WeWork Cos Inc Series D-2 0.00% (a),(d),(e),(f)		3,824	260	4.66%, 12/15/2022(b)	987	995
			$591	DT Auto Owner Trust 2016-2
Software - 0.01%				5.43%, 11/15/2022(b)	698	706
Marklogic Corp 0.00% (a),(d),(e),(f)		14,832	150	DT Auto Owner Trust 2018-2
TOTAL PREFERRED STOCKS			$3,589	4.15%, 03/15/2024(b)	290	297
		Principal		DT Auto Owner Trust 2018-3
BONDS - 35.32%		Amount (000's) Value (000's)		3.79%, 07/15/2024(b)	395	402
Aerospace & Defense - 0.28%				First Investors Auto Owner Trust 2015-1
Boeing Co/The				3.59%, 01/18/2022(b)	100	100
2.70%, 05/01/2022		$1,155	$1,163	First Investors Auto Owner Trust 2015-2
General Dynamics Corp				4.22%, 12/15/2021(b)	565	569
2.92%, 05/11/2021		3,300	3,314	First Investors Auto Owner Trust 2016-2
3 Month USD LIBOR + 0.38%				3.35%, 11/15/2022(b)	70	70
Leonardo US Holdings Inc				Flagship Credit Auto Trust 2015-1
6.25%, 01/15/2040(b)		716	687	3.76%, 06/15/2021(b)	148	148
			$5,164	Flagship Credit Auto Trust 2019-2
				3.53%, 05/15/2025(b)	520	526

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)			Automobile Floor Plan Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2017-B			NextGear Floorplan Master Owner Trust
1.69%, 11/15/2021	$1,598	$1,590	3.12%, 10/17/2022(b)		$850	$853
GLS Auto Receivables Issuer Trust 2019-2			1.00 x 1 Month USD LIBOR + 0.68%
3.54%, 02/18/2025(b)	785	795	3.29%, 04/18/2022(b)		715	718
Hertz Vehicle Financing II LP			1.00 x 1 Month USD LIBOR + 0.85%
3.29%, 10/25/2023(b)	315	319				$1,777
Honda Auto Receivables 2016-4 Owner Trust			Automobile Manufacturers - 0.21%
1.21%, 12/18/2020	434	432	BMW US Capital LLC
Honda Auto Receivables 2017-1 Owner Trust			3.02%, 09/13/2019(b)		1,205	1,206
1.72%, 07/21/2021	173	172	3 Month USD LIBOR + 0.41%
Honda Auto Receivables 2017-3 Owner Trust			General Motors Financial Co Inc
1.79%, 09/20/2021	357	355	3.53%, 04/13/2020		1,500	1,505
Honda Auto Receivables 2018-1 Owner Trust			3 Month USD LIBOR + 0.93%
2.64%, 02/15/2022	1,175	1,179	Nissan Motor Acceptance Corp
Honda Auto Receivables 2018-4 Owner Trust			3.18%, 01/13/2020(b)		1,215	1,217
2.98%, 05/17/2021	2,300	2,307	3 Month USD LIBOR + 0.58%
Motor 2017-1 PLC						$3,928
2.96%, 09/25/2024(b)	420	420	Banks - 1.53%
1.00 x 1 Month USD LIBOR + 0.53%			Banco Hipotecario SA
Nissan Auto Receivables 2016-C Owner Trust			51.25%, 11/07/2022(b)	ARS	10,245	190
1.18%, 01/15/2021	70	70	Argentina Deposit Rates Badlar Private
Nissan Auto Receivables 2017-A Owner Trust			Banks ARS 30 to 35 Days + 4.00%
1.74%, 08/16/2021	279	278	50.42%, 01/12/2020(b)		9,230	208
Nissan Auto Receivables 2018-A Owner Trust			Argentina Deposit Rates Badlar Private
2.65%, 05/16/2022	745	748	Banks ARS 30 to 35 Days + 2.50%
Nissan Auto Receivables 2018-C Owner Trust			Banco Macro SA
2.61%, 10/15/2021	1,105	1,106	17.50%, 05/08/2022(b)		5,115	70
1.00 x 1 Month USD LIBOR + 0.17%			Banco Supervielle SA
Prestige Auto Receivables Trust 2016-1			47.67%, 08/09/2020(b)		11,000	215
5.15%, 11/15/2021(b)	815	833	Argentina Deposit Rates Badlar Private
Santander Drive Auto Receivables Trust 2018-2			Banks ARS 30 to 35 Days + 4.50%
3.88%, 02/15/2024	800	818	Bank of America NA
Santander Drive Auto Receivables Trust 2018-5			2.77%, 08/28/2020		$2,640	2,641
3.81%, 12/16/2024	490	501	3 Month USD LIBOR + 0.25%
Santander Drive Auto Receivables Trust 2019-2			Bank of New York Mellon/The
3.22%, 07/15/2025	655	661	2.92%, 12/04/2020		1,250	1,251
Tidewater Auto Receivables Trust 2018-A			3 Month USD LIBOR + 0.30%
4.30%, 11/15/2024(b)	100	102	Citibank NA
Toyota Auto Receivables 2016-C			2.89%, 02/12/2021		1,385	1,386
1.14%, 08/17/2020	31	31	3 Month USD LIBOR + 0.35%
Toyota Auto Receivables 2017-A Owner Trust			3.12%, 05/20/2022		1,170	1,170
1.73%, 02/16/2021	259	259	3 Month USD LIBOR + 0.60%
Toyota Auto Receivables 2017-C Owner Trust			Financiera de Desarrollo Territorial SA Findeter
2.52%, 07/15/2020	200	200	7.88%, 08/12/2024(b)	COP 3,380,000		1,048
1.00 x 1 Month USD LIBOR + 0.08%			Freedom Mortgage Corp
Toyota Auto Receivables 2018-B Owner Trust			10.75%, 04/01/2024(b)		$745	687
2.96%, 09/15/2022	1,190	1,201	HSBC Holdings PLC
United Auto Credit Securitization Trust 2019-1			3.25%, 09/11/2021		1,305	1,307
3.16%, 08/12/2024(b)	480	482	3 Month USD LIBOR + 0.65%
Veros Automobile Receivables Trust 2017-1			6.25%, 12/31/2049(k),(l)		7,870	7,861
2.84%, 04/17/2023(b)	47	47	USD Swap Rate NY 5 Year + 3.45%
Westlake Automobile Receivables Trust 2017-1			HSH N Funding I Via Banque de Luxembourg
3.46%, 10/17/2022(b)	145	145	0.00%, 12/31/2049(a),(k)	EUR	3,630	1,016
Westlake Automobile Receivables Trust 2018-1			12 Month Euro Interbank Offered Rate +
3.41%, 05/15/2023(b)	175	177	2.15%
Westlake Automobile Receivables Trust 2018-3			JPMorgan Chase & Co
2.79%, 01/18/2022(b)	956	956	3.31%, 06/01/2021		$850	853
1.00 x 1 Month USD LIBOR + 0.35%			3 Month USD LIBOR + 0.68%
4.00%, 10/16/2023(b)	225	231	KeyBank NA/Cleveland OH
		$28,299	3.30%, 02/01/2022		860	878
Automobile Floor Plan Asset Backed Securities - 0.10%			Mitsubishi UFJ Financial Group Inc
Navistar Financial Dealer Note Master Owner			3.24%, 07/26/2021		1,345	1,350
Trust II			3 Month USD LIBOR + 0.65%
3.06%, 09/25/2023(b)	205	206	3.54%, 07/26/2021		1,345	1,371
1.00 x 1 Month USD LIBOR + 0.63%			RESPARCS Funding II LP
			0.00%, 12/31/2049(a),(k)	EUR	1,481	415

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)		Amount (000’s) Value (000’s)
Banks (continued)			Commercial Mortgage Backed Securities (continued)
Standard Chartered PLC			JP Morgan Chase Commercial Mortgage
3.74%, 01/20/2023(b)	$640	$639	Securities Trust 2007-LDP10
3 Month USD LIBOR + 1.15%			5.46%, 01/15/2049(m)		$24	$24
4.25%, 01/20/2023(b),(l)	640	651	JP Morgan Chase Commercial Mortgage
3 Month USD LIBOR + 1.15%			Securities Trust 2013-C13
US Bank NA/Cincinnati OH			3.99%, 01/15/2046(b),(m)		268	233
2.90%, 01/24/2020	1,255	1,257	JPMBB Commercial Mortgage Securities Trust
3 Month USD LIBOR + 0.32%			2013-C12
3.00%, 02/04/2021	1,400	1,414	4.10%, 07/15/2045(b),(m)		1,300	1,127
Wells Fargo Bank NA			JPMBB Commercial Mortgage Securities Trust
3.63%, 10/22/2021	635	649	2014-C21
		$28,527	3.90%, 08/15/2047(b),(m)		1,120	828
Beverages - 0.03%			4.65%, 08/15/2047(b),(m)		1,910	1,823
PepsiCo Inc			JPMBB Commercial Mortgage Securities Trust
2.87%, 10/04/2019	610	611	2014-C26
3 Month USD LIBOR + 0.27%			4.00%, 01/15/2048(b)		1,300	1,075
Building Materials - 0.01%			JPMBB Commercial Mortgage Securities Trust
Builders FirstSource Inc			2015-C29
6.75%, 06/01/2027(b)	191	193	3.67%, 05/15/2048(m)		5,735	4,750
Chemicals - 0.88%			3.90%, 05/15/2048(b),(m)		2,160	1,562
Braskem Finance Ltd			JPMBB Commercial Mortgage Securities Trust
5.38%, 05/02/2022	6,550	6,771	2015-C31
Hexion Inc			4.62%, 08/15/2048(b),(m)		1,797	1,334
0.00%, 04/15/2020(a)	1,041	833	Morgan Stanley Bank of America Merrill Lynch
0.00%, 04/15/2020(a)	3,509	2,807	Trust 2013-C12
0.00%, 02/01/2022(a),(b)	1,041	823	3.71%, 10/15/2046(b)		1,275	1,058
SASOL Financing USA LLC			Morgan Stanley Bank of America Merrill Lynch
5.88%, 03/27/2024	4,850	5,129	Trust 2014 C19
		$16,363	3.25%, 12/15/2047(b)		1,140	909
			Morgan Stanley Bank of America Merrill Lynch
Commercial Mortgage Backed Securities - 2.84%			Trust 2015-C25
CCRESG Commercial Mortgage Trust			4.53%, 10/15/2048(b),(m)		350	295
2016-HEAT			Morgan Stanley Bank of America Merrill Lynch
5.49%, 04/10/2029(b),(m)	255	261	Trust 2017-C34
COMM 2014-CCRE18 Mortgage Trust			0.89%, 11/15/2052(b),(m),(n)		3,150	199
3.60%, 07/15/2047(b)	1,925	1,496	Morgan Stanley Capital I Trust 2011-C2
COMM 2015-CCRE25 Mortgage Trust			5.48%, 06/15/2044(b),(m)		475	482
3.79%, 08/10/2048(m)	2,280	1,924	5.48%, 06/15/2044(b),(m)		160	157
COMM 2015-CCRE27 Mortgage Trust			Motel 6 Trust 2017-M6MZ
3.25%, 10/10/2048(b)	2,800	2,152	9.37%, 08/15/2019(b)		1,245	1,256
COMM 2015-LC21 Mortgage Trust			1.00 x 1 Month USD LIBOR + 6.93%
1.05%, 07/10/2048(b),(m),(n)	10,000	590	SG Commercial Mortgage Securities Trust
1.05%, 07/10/2048(b),(m),(n)	3,125	178	2016-	C5
3.25%, 07/10/2048(b)	1,967	1,480	2.54%, 10/10/2048(b)		2,100	1,285
Commercial Mortgage Pass Through Certificates			Starwood Retail Property Trust 2014-STAR
3.25%, 02/10/2049(b)	850	648	6.59%, 11/15/2027(b)		645	492
Credit Suisse Commercial Mortgage Securities			1.00 x 1 Month USD LIBOR + 4.15%
Corp 2019-SLKZ			Wachovia Bank Commercial Mortgage Trust
6.04%, 01/15/2034(b)	105	106	Series 2006-C25
1.00 x 1 Month USD LIBOR + 3.60%			5.89%, 05/15/2043(b),(m)		105	99
Csail 2015-C2 Commercial Mortgage Trust			Wells Fargo Commercial Mortgage Trust
4.20%, 06/15/2057(m)	960	915	2015-C26
4.20%, 06/15/2057(m)	2,184	1,875	3.25%, 02/15/2048(b)		1,981	1,450
CSAIL 2015-C3 Commercial Mortgage Trust			Wells Fargo Commercial Mortgage Trust
3.35%, 08/15/2048(m)	1,690	1,322	2015-C28
CSMC 2014-USA OA LLC			3.00%, 05/15/2048(b)		2,051	1,402
4.37%, 09/15/2037(b)	1,055	983	Wells Fargo Commercial Mortgage Trust
Ginnie Mae			2015-C31
0.58%, 01/16/2053(m),(n)	6,432	231	3.85%, 11/15/2048		1,040	922
GS Mortgage Securities Corp II			4.61%, 11/15/2048(b),(m)		1,661	1,276
4.41%, 07/10/2051(b),(m)	635	491	Wells Fargo Commercial Mortgage Trust
GS Mortgage Securities Trust 2013-GCJ14			2015-LC22
4.75%, 08/10/2046(b),(m)	872	758	3.36%, 09/15/2058(b)		260	192
GS Mortgage Securities Trust 2014-GC20			Wells Fargo Commercial Mortgage Trust
4.97%, 04/10/2047(b),(m)	1,820	1,592	2015-NXS1
GS Mortgage Securities Trust 2015-GC32			2.88%, 05/15/2048(b),(m)		1,485	1,105
4.41%, 07/10/2048(b),(m)	2,476	1,867

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Distribution & Wholesale (continued)
Wells Fargo Commercial Mortgage Trust			KAR Auction Services Inc
2016-NXS6			5.13%, 06/01/2025(b)	$221	$218
2.00%, 11/15/2049(b),(m),(n)	$7,575	$917			$766
WF-RBS Commercial Mortgage Trust 2011-C2			Diversified Financial Services - 0.50%
5.65%, 02/15/2044(b),(m)	115	117	American Express Co
WFRBS Commercial Mortgage Trust 2011-C3			3.17%, 11/05/2021	870	874
5.68%, 03/15/2044(b),(m)	350	313	3 Month USD LIBOR + 0.60%
WFRBS Commercial Mortgage Trust 2011-C4			Ameriprise Financial Inc
5.23%, 06/15/2044(b),(m)	845	850	3.00%, 03/22/2022	515	520
WFRBS Commercial Mortgage Trust 2012-C6			Synchrony Financial
5.58%, 04/15/2045(b),(m)	500	521	5.15%, 03/19/2029	725	755
WFRBS Commercial Mortgage Trust 2012-C7			Unifin Financiera SAB de CV SOFOM ENR
4.82%, 06/15/2045(m)	80	81	7.00%, 01/15/2025	2,191	2,061
4.82%, 06/15/2045(b),(m)	225	197	7.25%, 09/27/2023	4,540	4,582
WFRBS Commercial Mortgage Trust 2014-C21			USAA Capital Corp
3.49%, 08/15/2047(b)	1,030	771	2.63%, 06/01/2021(b)	560	562
3.50%, 08/15/2047(b)	4,515	3,817			$9,354
WFRBS Commercial Mortgage Trust 2014-LC14			Electric - 0.32%
3.50%, 03/15/2047(b),(m)	1,300	1,016	Enel SpA
		$52,804	8.75%, 09/24/2073(b),(l)	1,700	1,894
Commercial Services - 0.05%			USD Swap Semi-Annual 5 Year + 5.88%
APX Group Inc			GenOn Energy Inc - Escrow
7.63%, 09/01/2023	1,105	884	0.00%, 10/15/2018(a),(e),(f)	6,993	—
Computers - 0.52%			0.00%, 10/15/2020(a),(e),(f)	6,143	—
Apple Inc			Pacific Gas & Electric Co
2.77%, 02/07/2020	720	721	0.00%, 08/01/2023(a),(b)	1,220	1,153
3 Month USD LIBOR + 0.20%			0.00%, 03/01/2034(a)	1,562	1,566
2.81%, 02/07/2020	2,985	2,991	0.00%, 04/15/2042(a)	1,526	1,396
3 Month USD LIBOR + 0.25%					$6,009
Dell International LLC / EMC Corp			Electronics - 0.07%
4.90%, 10/01/2026(b)	1,940	1,985	Flex Ltd
International Business Machines Corp			4.88%, 06/15/2029(o)	1,280	1,267
2.81%, 01/27/2020	1,255	1,256	Energy - Alternate Sources - 0.03%
3 Month USD LIBOR + 0.23%			Adani Green Energy UP Ltd / Prayatna
West Corp			Developers Pvt Ltd / Parampujya Solar Energ
8.50%, 10/15/2025(b)	3,358	2,661	6.25%, 12/10/2024(b),(e),(o)	505	505
		$9,614	SunEdison Inc
Consumer Products - 0.02%			0.00%, 10/01/2018(a)	400	9
Kronos Acquisition Holdings Inc			0.00%, 01/15/2020(a)	1,425	30
9.00%, 08/15/2023(b)	484	419	0.00%, 01/01/2021(a)	725	15
Credit Card Asset Backed Securities - 0.75%					$559
American Express Credit Account Master Trust			Entertainment - 0.33%
2.04%, 05/15/2023	1,260	1,256	Resorts World Las Vegas LLC / RWLV Capital
BA Credit Card Trust			Inc
1.95%, 08/15/2022	1,030	1,027	4.63%, 04/16/2029(b)	6,100	6,138
2.70%, 07/17/2023	1,365	1,372	Food - 0.69%
Capital One Multi-Asset Execution Trust			JBS Investments GmbH
2.00%, 01/17/2023	1,941	1,934	6.25%, 02/05/2023	4,080	4,131
Chase Issuance Trust			JBS USA LUX SA / JBS USA Food Co / JBS
2.74%, 01/15/2022	1,260	1,261	USA Finance Inc
1.00 x 1 Month USD LIBOR + 0.30%			6.50%, 04/15/2029(b)	595	625
2.99%, 06/15/2023	1,150	1,158	MARB BondCo PLC
1.00 x 1 Month USD LIBOR + 0.55%			7.00%, 03/15/2024	6,975	7,140
Citibank Credit Card Issuance Trust			NBM US Holdings Inc
1.75%, 11/19/2021	1,210	1,206	7.00%, 05/14/2026(b)	995	1,028
1.92%, 04/07/2022	1,330	1,325			$12,924
2.49%, 01/20/2023	1,370	1,376	Forest Products & Paper - 0.07%
2.69%, 04/07/2022	1,330	1,331	Suzano Austria GmbH
1.00 x 1 Month USD LIBOR + 0.22%			7.00%, 03/16/2047(b)	1,200	1,301
Discover Card Execution Note Trust
3.04%, 07/15/2024	585	597	Healthcare - Services - 0.25%
Genesis Sales Finance Master Trust Series 2019-A			CHS/Community Health Systems Inc
4.68%, 08/20/2023(b)	115	117	6.25%, 03/31/2023	2,090	1,990
		$13,960	Hadrian Merger Sub Inc
Distribution & Wholesale - 0.04%			8.50%, 05/01/2026(b)	1,091	1,030
H&E Equipment Services Inc
5.63%, 09/01/2025	553	548

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Services (continued)			Media (continued)
RegionalCare Hospital Partners Holdings Inc /			iHeartCommunications Inc
LifePoint Health Inc			6.38%, 05/01/2026	$105	$109
9.75%, 12/01/2026(b)	$1,472	$1,549	8.38%, 05/01/2027	290	304
		$4,569	NBCUniversal Enterprise Inc
Insurance - 0.55%			5.25%, 12/19/2049(b),(k)	1,205	1,229
Acrisure LLC / Acrisure Finance Inc					$2,575
7.00%, 11/15/2025(b)	3,500	3,176	Mining - 0.03%
AIA Group Ltd			Glencore Funding LLC
3.15%, 09/20/2021(b)	515	515	4.13%, 03/12/2024(b)	570	581
3 Month USD LIBOR + 0.52%			Miscellaneous Manufacturers - 0.08%
Berkshire Hathaway Finance Corp			FXI Holdings Inc
2.90%, 01/10/2020	1,225	1,227	7.88%, 11/01/2024(b)	1,571	1,430
3 Month USD LIBOR + 0.32%			Mortgage Backed Securities - 2.78%
Jackson National Life Global Funding			Adjustable Rate Mortgage Trust 2004-4
3.30%, 02/01/2022(b)	1,400	1,425	4.25%, 03/25/2035(m)	65	66
Marsh & McLennan Cos Inc			Adjustable Rate Mortgage Trust 2005-1
3.50%, 12/29/2020	750	761	4.41%, 05/25/2035(m)	185	190
Metropolitan Life Global Funding I			Alternative Loan Trust 2003-22CB
3.38%, 01/11/2022(b)	835	854	5.75%, 12/25/2033	111	115
New York Life Global Funding			Alternative Loan Trust 2004-14T2
2.89%, 08/06/2021(b)	1,365	1,367	5.50%, 08/25/2034	64	67
3 Month USD LIBOR + 0.32%			Alternative Loan Trust 2004-16CB
2.95%, 01/28/2021(b)	855	863	5.50%, 07/25/2034	88	92
		$10,188	5.50%, 08/25/2034	104	108
Internet - 0.19%			Alternative Loan Trust 2004-28CB
Netflix Inc			5.75%, 01/25/2035	43	44
5.38%, 11/15/2029(b)	1,370	1,390	Alternative Loan Trust 2004-J10
Uber Technologies Inc			6.00%, 09/25/2034	212	224
7.50%, 11/01/2023(b)	1,265	1,322	Alternative Loan Trust 2004-J3
8.00%, 11/01/2026(b)	810	858	5.50%, 04/25/2034	55	56
		$3,570	Alternative Loan Trust 2005-J1
Iron & Steel - 0.37%			5.50%, 02/25/2025	107	110
CSN Resources SA			Banc of America Alternative Loan Trust 2003-8
7.63%, 04/17/2026(b)	6,900	6,932	5.50%, 10/25/2033	85	89
Leisure Products & Services - 0.33%			Banc of America Funding 2004-B Trust
Constellation Merger Sub Inc			4.28%, 11/20/2034(m)	152	152
8.50%, 09/15/2025(b)	4,000	3,769	Banc of America Funding 2005-5 Trust
Viking Cruises Ltd			5.50%, 09/25/2035	42	46
5.88%, 09/15/2027(b)	2,000	1,940	Banc of America Funding 2005-7 Trust
VOC Escrow Ltd			5.75%, 11/25/2035	80	86
5.00%, 02/15/2028(b)	366	356	Banc of America Funding 2007-4 Trust
		$6,065	5.50%, 11/25/2034	119	118
Lodging - 0.16%			Banc of America Mortgage 2005-A Trust
Diamond Resorts International Inc			4.49%, 02/25/2035(m)	32	32
10.75%, 09/01/2024(b)	1,812	1,694	Banc of America Mortgage 2005-I Trust
Marriott International Inc/MD			3.43%, 10/25/2035(m)	225	217
3.24%, 03/08/2021	845	848	BCAP LLC Trust 2007-AA2
3 Month USD LIBOR + 0.65%			6.00%, 03/25/2022	89	89
MGM China Holdings Ltd			CHL Mortgage Pass-Through Trust 2004-12
5.38%, 05/15/2024(b)	470	479	4.57%, 08/25/2034(m)	53	53
		$3,021	CHL Mortgage Pass-Through Trust 2004-HYB4
Machinery - Construction & Mining - 0.07%			4.21%, 09/20/2034(m)	35	35
Caterpillar Financial Services Corp			CHL Mortgage Pass-Through Trust 2004-HYB8
3.09%, 01/10/2020	1,225	1,228	3.40%, 01/20/2035(m)	78	79
3 Month USD LIBOR + 0.51%			Citigroup Mortgage Loan Trust 2005-3
			4.63%, 08/25/2035(m)	353	353
Machinery - Diversified - 0.22%			Citigroup Mortgage Loan Trust 2018-A
Cloud Crane LLC			4.00%, 01/25/2068(b),(m)	238	241
10.13%, 08/01/2024(b)	1,075	1,142	Citigroup Mortgage Loan Trust 2018-C
John Deere Capital Corp			4.13%, 03/25/2059(b),(m)	540	545
3.20%, 01/10/2022	2,955	3,015	Civic Mortgage LLC 2018-1
		$4,157	4.86%, 06/25/2022(b),(m)	384	383
Media - 0.14%			Connecticut Avenue Securities Trust 2019-R02
Clear Channel Communications			4.73%, 08/25/2031(b)	1,420	1,431
0.00%, 12/15/2019(a),(e),(f)	3,500	—	1.00 x 1 Month USD LIBOR + 2.30%
Fox Corp
3.67%, 01/25/2022(b)	910	933

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities				GSR Mortgage Loan Trust 2005-4F
Corp				6.50%, 02/25/2035		$46	$47
4.40%, 11/25/2033(m)		$68	$70	HarborView Mortgage Loan Trust 2003-2
4.65%, 12/25/2033(m)		34	35	3.18%, 10/19/2033		443	434
CSFB Mortgage-Backed Pass-Through				1.00 x 1 Month USD LIBOR + 0.74%
Certificates Series 2003-27				IndyMac INDX Mortgage Loan Trust 2004-AR12
5.75%, 11/25/2033		40	41	3.21%, 12/25/2034		481	423
CSMC 2018-RPL2 Trust				1.00 x 1 Month USD LIBOR + 0.78%
4.03%, 08/25/2062(b),(m)		620	620	IndyMac INDX Mortgage Loan Trust 2004-AR6
Deutsche Mortgage Securities Inc Mortgage Loan				4.71%, 10/25/2034(m)		525	549
Trust 2004-4				IndyMac INDX Mortgage Loan Trust 2004-AR7
2.78%, 06/25/2034		145	143	3.65%, 09/25/2034		139	130
1.00 x 1 Month USD LIBOR + 0.35%				1.00 x 1 Month USD LIBOR + 1.22%
DSLA Mortgage Loan Trust 2005-AR5				IndyMac INDX Mortgage Loan Trust 2005-AR11
2.77%, 09/19/2045		151	124	3.94%, 08/25/2035(m)		615	556
1.00 x 1 Month USD LIBOR + 0.33%				IndyMac INDX Mortgage Loan Trust
Dukinfield II PLC				2005-AR16IP
2.09%, 12/20/2052	GBP	315	402	3.07%, 07/25/2045		158	151
1.00 x 3 Month GBP LIBOR + 1.25%				1.00 x 1 Month USD LIBOR + 0.64%
Eurosail-UK 2007-2np PLC				JP Morgan Mortgage Trust 2005-A2
0.99%, 03/13/2045		113	140	4.57%, 04/25/2035(m)		123	126
1.00 x 3 Month GBP LIBOR + 0.15%				JP Morgan Mortgage Trust 2006-A1
Fannie Mae Connecticut Avenue Securities				4.69%, 02/25/2036(m)		159	147
4.43%, 03/25/2031		$1,420	1,414	Lanark Master Issuer PLC
1.00 x 1 Month USD LIBOR + 2.00%				3.29%, 12/22/2069(b)		310	311
4.63%, 01/25/2030		40	40	1.00 x 3 Month USD LIBOR + 0.77%
1.00 x 1 Month USD LIBOR + 2.20%				Lehman XS Trust Series 2005-7N
4.83%, 05/25/2030		65	66	2.71%, 12/25/2035		51	45
1.00 x 1 Month USD LIBOR + 2.40%				1.00 x 1 Month USD LIBOR + 0.28%
5.98%, 07/25/2030		1,956	1,990	Lehman XS Trust Series 2006-2N
1.00 x 1 Month USD LIBOR + 3.55%				2.69%, 02/25/2046		112	107
6.68%, 01/25/2031		6,095	6,244	1.00 x 1 Month USD LIBOR + 0.26%
1.00 x 1 Month USD LIBOR + 4.25%				Ludgate Funding PLC
7.28%, 10/25/2029		2,000	2,224	0.00%, 01/01/2061(a)	EUR	93	98
1.00 x 1 Month USD LIBOR + 4.85%				1.00 x 3 Month Euro Interbank Offered
8.18%, 07/25/2029		1,921	2,266	Rate + 0.16%
1.00 x 1 Month USD LIBOR + 5.75%				1.44%, 01/01/2061	GBP	358	443
Fannie Mae REMICS				1.00 x 3 Month GBP LIBOR + 0.60%
3.67%, 05/25/2047(n)		2,126	396	MASTR Adjustable Rate Mortgages Trust 2004-7
(1.00) x 1 Month USD LIBOR + 6.10%				4.22%, 07/25/2034(m)		$175	175
3.77%, 12/25/2045(n)		1,312	265	MASTR Adjustable Rate Mortgages Trust 2005-2
(1.00) x 1 Month USD LIBOR + 6.20%				3.64%, 03/25/2035(m)		459	424
Freddie Mac Stacr Trust 2019-FTR1				MASTR Adjustable Rate Mortgages Trust 2006-2
10.79%, 01/25/2048(b)		900	931	4.79%, 04/25/2036(m)		88	90
1.00 x 1 Month USD LIBOR + 8.35%				MASTR Alternative Loan Trust 2003-9
Freddie Mac Structured Agency Credit Risk Debt				5.25%, 11/25/2033		45	47
Notes				MASTR Alternative Loan Trust 2004-5
4.08%, 04/25/2024		152	153	5.50%, 06/25/2034		46	47
1.00 x 1 Month USD LIBOR + 1.65%				6.00%, 06/25/2034		58	61
4.23%, 07/25/2030		25	25	MASTR Alternative Loan Trust 2004-8
1.00 x 1 Month USD LIBOR + 1.80%				6.00%, 09/25/2034		289	316
4.28%, 10/25/2027		379	384	Merrill Lynch Mortgage Investors Trust Series
1.00 x 1 Month USD LIBOR + 1.85%				MLCC 2006-2
4.63%, 02/25/2024		277	282	4.42%, 05/25/2036(m)		24	25
1.00 x 1 Month USD LIBOR + 2.20%				Newgate Funding PLC
7.38%, 07/25/2029		1,619	1,832	0.29%, 12/15/2050	EUR	131	143
1.00 x 1 Month USD LIBOR + 4.95%				1.00 x 3 Month Euro Interbank Offered
11.23%, 03/25/2028		6,952	8,449	Rate + 0.60%
1.00 x 1 Month USD LIBOR + 8.80%				RALI Series 2006-QO4 Trust
GMACM Mortgage Loan Trust 2005-AR1				2.62%, 04/25/2046		$166	159
4.72%, 03/18/2035(m)		226	234	1.00 x 1 Month USD LIBOR + 0.19%
GMACM Mortgage Loan Trust 2005-AR4				RCO V Mortgage LLC 2019-1
4.12%, 07/19/2035(m)		49	47	3.72%, 05/24/2024(b),(m)		575	573
Gosforth Funding 2018-1 plc				Residential Asset Securitization Trust 2003-A9
2.97%, 08/25/2060(b)		308	308	4.00%, 08/25/2033		405	400
1.00 x 3 Month USD LIBOR + 0.45%				Residential Asset Securitization Trust 2005-A8CB
Grand Avenue Mortgage Loan Trust 2017-RPL1				5.38%, 07/25/2035		262	228
3.25%, 08/25/2064(b)		137	135

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
RFMSI Series 2006-S1 Trust				Halcon Resources Corp
5.75%, 01/25/2036		$77	$74	6.75%, 02/15/2025	$1,053	$455
RFMSI Series 2006-SA2 Trust				Jagged Peak Energy LLC
5.23%, 08/25/2036(m)		348	328	5.88%, 05/01/2026	500	489
RMAC Securities No 1 PLC				Kosmos Energy Ltd
0.00%, 06/12/2044(a)	EUR	86	92	7.13%, 04/04/2026(b)	3,195	3,155
1.00 x 3 Month Euro Interbank Offered				Midstates Petroleum Co Inc
Rate + 0.15%				0.00%, 06/01/2020(a),(e),(f)	1,471	—
STACR Trust 2018-DNA3				Odebrecht Drilling Norbe VIII/IX Ltd
6.33%, 09/25/2048(b)		$2,340	2,365	6.35%, 12/01/2021	4,011	4,017
1.00 x 1 Month USD LIBOR + 3.90%				Odebrecht Offshore Drilling Finance Ltd
STACR Trust 2018-HRP2				6.72%, 12/01/2022	2,694	2,586
4.83%, 02/25/2047(b)		4,540	4,645	OGX Austria GmbH
1.00 x 1 Month USD LIBOR + 2.40%				0.00%, 06/01/2020(a),(b)	600	—
Structured Adjustable Rate Mortgage Loan Trust				0.00%, 04/01/2022(a),(b)	1,100	—
2.74%, 07/25/2035		669	534	Petrobras Global Finance BV
1.00 x 1 Month USD LIBOR + 0.31%				5.75%, 02/01/2029	890	898
4.45%, 09/25/2034(m)		106	108	7.25%, 03/17/2044	425	450
Structured Asset Securities Corp Trust 2005-1				Petroleos Mexicanos
5.50%, 02/25/2035		98	100	6.50%, 03/13/2027(p)	5,575	5,607
Toorak Mortgage Corp 2018-1 Ltd				Saudi Arabian Oil Co
4.34%, 08/25/2021(b),(m)		1,880	1,882	2.88%, 04/16/2024(b)	3,800	3,775
Wells Fargo Mortgage Backed Securities 2003-M				Transocean Sentry Ltd
Trust				5.38%, 05/15/2023(b)	370	367
4.90%, 12/25/2033(m)		157	163	Ultrapar International SA
Wells Fargo Mortgage Backed Securities 2004-I				5.25%, 06/06/2029(b),(o)	640	636
Trust				Vine Oil & Gas LP / Vine Oil & Gas Finance
4.93%, 07/25/2034(m)		268	278	Corp
Wells Fargo Mortgage Backed Securities 2004-O				8.75%, 04/15/2023(b)	690	492
Trust				9.75%, 04/15/2023(b)	640	467
4.68%, 08/25/2034(m)		61	64	YPF SA
Wells Fargo Mortgage Backed Securities 2005-11				6.95%, 07/21/2027(b)	725	623
Trust				17.06%, 07/07/2020(b)	410	135
5.50%, 11/25/2035		16	16	Argentina Deposit Rates Badlar Private
Wells Fargo Mortgage Backed Securities 2005-16				Banks ARS 30 to 35 Days + 4.00%
Trust						$32,632
6.00%, 12/25/2035		82	83	Oil & Gas Services - 0.09%
Wells Fargo Mortgage Backed Securities 2005-				McDermott Technology Americas Inc /
AR10 Trust				McDermott Technology US Inc
4.90%, 05/01/2035(m)		40	41	10.63%, 05/01/2024(b)	1,957	1,663
Wells Fargo Mortgage Backed Securities 2005-				Other Asset Backed Securities - 3.04%
AR12 Trust				Accelerated Assets 2018-1 LLC
4.98%, 06/25/2035(m)		77	80	4.51%, 12/02/2033(b)	191	195
Wells Fargo Mortgage Backed Securities 2005-				Adams Outdoor Advertising LP
AR2 Trust				4.81%, 11/15/2048(b)	769	812
5.14%, 03/25/2035(m)		97	99	AIG CLO 2018-1 Ltd
Wells Fargo Mortgage Backed Securities 2006-3				9.27%, 01/20/2032(b)	2,640	2,586
Trust				1.00 x 3 Month USD LIBOR + 6.45%
5.50%, 03/25/2036		329	333	AIM Aviation Finance Ltd
			$51,821	5.07%, 02/15/2040(b),(m)	855	865
Oil & Gas - 1.75%				AJAX Mortgage Loan Trust
Bellatrix Exploration Ltd				3.47%, 04/25/2057(b),(m)	71	71
0.00%, 05/15/2020(a),(b)		685	452	Ajax Mortgage Loan Trust 2017-B
Bruin E&P Partners LLC				3.16%, 09/25/2056(b),(m)	322	323
8.88%, 08/01/2023(b)		675	606	ALM VII R Ltd
California Resources Corp				9.74%, 10/15/2028(b)	2,000	1,995
8.00%, 12/15/2022(b)		2,100	1,465	1.00 x 3 Month USD LIBOR + 7.14%
Cobalt International Energy Inc				American Homes 4 Rent 2014-SFR2 Trust
0.00%, 12/01/2023(a)		4,635	278	5.15%, 10/17/2036(b)	280	301
Denbury Resources Inc				6.23%, 10/17/2036(b)	695	774
9.00%, 05/15/2021(b)		653	635	American Homes 4 Rent 2014-SFR3 Trust
9.25%, 03/31/2022(b)		3,882	3,746	6.42%, 12/17/2036(b)	900	1,008
Gran Tierra Energy International Holdings Ltd				American Homes 4 Rent 2015-SFR1
6.25%, 02/15/2025(b)		600	569	5.64%, 04/17/2052(b)	1,045	1,134
Gulfport Energy Corp				Apidos CLO XXII
6.00%, 10/15/2024		175	144	8.59%, 10/20/2027(b)	750	745
6.38%, 05/15/2025		705	585	1.00 x 3 Month USD LIBOR + 6.00%

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)				Other Asset Backed Securities (continued)
Ascentium Equipment Receivables 2017-2 Trust				GCA2014 Holdings Ltd - Class C
2.87%, 08/10/2022(b)		$80	$80	6.00%, 01/05/2030(b),(e),(f)	$665	$531
Avery Point VII CLO Ltd				GCA2014 Holdings Ltd - Class D
9.20%, 01/15/2028(b)		1,400	1,396	7.50%, 01/05/2030(b),(e),(f)	279	140
1.00 x 3 Month USD LIBOR + 6.60%				GCA2014 Holdings Ltd - Class E
Bayview Opportunity Master Fund IIIa Trust				0.00%, 01/05/2030(a),(b),(e),(f)	1,030	—
2018-RN8				GCAT 2017-2 LLC
4.07%, 09/28/2033(b),(m)		110	110	3.50%, 04/25/2047(b),(m)	76	76
Bayview Opportunity Master Fund IVa Trust				GCAT 2018-1 LLC
2019-RN2				3.84%, 06/25/2048(b),(m)	175	175
3.97%, 03/28/2034(b),(m)		543	546	GCAT 2018-2 LLC
Bayview Opportunity Master Fund IVb Trust				4.09%, 06/26/2023(b),(m)	456	458
2018-RN9				Global Container Assets Ltd
4.21%, 10/29/2033(b),(m)		145	146	4.50%, 02/05/2030(b)	273	268
Bayview Opportunity Master Fund Trust IIb				Halcyon Loan Advisors Funding 2013-1 Ltd
2018-RN5				3.75%, 04/15/2025(b)	130	130
3.82%, 04/28/2033(b),(m)		50	50	1.00 x 3 Month USD LIBOR + 1.15%
Bayview Opportunity Master Fund Trust IVb				Halcyon Loan Advisors Funding 2014-2 Ltd
2019-RN1				3.76%, 04/28/2025(b)	845	846
4.09%, 02/28/2034(b),(m)		431	436	1.00 x 3 Month USD LIBOR + 1.18%
BCC Funding XIV LLC				Harbour Aircraft Investments Ltd
6.00%, 04/21/2025(b)		250	256	8.00%, 11/15/2037(e),(f)	1,181	1,187
Blackbird Capital Aircraft Lease Securitization				Home Partners of America 2016-2 Trust
Ltd 2016-1				6.21%, 10/17/2033(b)	245	246
4.21%, 12/16/2041(b),(m)		218	224	1.00 x 1 Month USD LIBOR + 3.78%
5.68%, 12/16/2041(b),(m)		602	632	7.13%, 10/17/2033(b)	415	416
Bowman Park CLO Ltd				1.00 x 1 Month USD LIBOR + 4.70%
7.92%, 11/23/2025(b)		1,000	996	Invitation Homes 2018-SFR1 Trust
1.00 x 3 Month USD LIBOR + 5.40%				4.43%, 03/17/2037(b)	470	469
CAM Mortgage Trust 2018-1				1.00 x 1 Month USD LIBOR + 2.00%
3.96%, 12/01/2065(b),(m)		23	23	Invitation Homes 2018-SFR2 Trust
CCG Receivables Trust 2018-1				4.44%, 06/17/2037(b)	835	833
3.42%, 06/16/2025(b)		100	101	1.00 x 1 Month USD LIBOR + 2.00%
Coinstar Funding LLC Series 2017-1				Invitation Homes 2018-SFR4 Trust
5.22%, 04/25/2047(b)		711	729	4.08%, 01/17/2038(b)	210	209
Colony American Finance 2015-1 Ltd				1.00 x 1 Month USD LIBOR + 1.65%
5.65%, 10/15/2047(b)		550	565	Jamestown CLO VII Ltd
Colony American Finance 2016-1 Ltd				3.41%, 07/25/2027(b)	575	575
4.64%, 06/15/2048(b),(m)		260	262	1.00 x 3 Month USD LIBOR + 0.83%
Colony Starwood Homes 2016-2 Trust				Kestrel Aircraft Funding Ltd
5.79%, 12/17/2033(b)		197	198	4.25%, 12/15/2038(b)	382	389
1.00 x 1 Month USD LIBOR + 3.35%				KKR Clo 25 Ltd
CVP Cascade CLO-2 Ltd				9.04%, 04/15/2032(b)	640	613
3.80%, 07/18/2026(b)		726	727	1.00 x 3 Month USD LIBOR + 6.54%
1.00 x 3 Month USD LIBOR + 1.20%				Legacy Mortgage Asset Trust 2019-GS3
DB Master Finance LLC				3.75%, 04/25/2059(b),(m)	400	404
4.35%, 05/20/2049(b)		160	165	Madison Park Funding XII Ltd
Diamond Resorts Owner Trust				4.24%, 07/20/2026(b)	250	250
6.07%, 10/22/2029(b)		112	114	1.00 x 3 Month USD LIBOR + 1.65%
Diamond Resorts Owner Trust 2018-1				Magnetite IX Ltd
4.53%, 01/21/2031(b)		417	425	8.33%, 07/25/2026(b)	1,750	1,649
Domino's Pizza Master Issuer LLC				1.00 x 3 Month USD LIBOR + 5.75%
4.12%, 07/25/2047(b)		49	51	MAPS 2018-1 Ltd
Driven Brands Funding LLC				4.21%, 05/15/2043(b)	701	715
4.74%, 04/20/2048(b)		168	176	Marlette Funding Trust 2019-1
Dryden 33 Senior Loan Fund				3.44%, 04/16/2029(b)	255	257
9.57%, 04/15/2029(b)		700	701	Mountain View CLO X Ltd
1.00 x 3 Month USD LIBOR + 6.97%				3.42%, 10/13/2027(b)	640	639
Dryden 63 GBP CLO 2018 BV				1.00 x 3 Month USD LIBOR + 0.82%
3.72%, 10/15/2032(b)	GBP	2,060	2,610	Oak Hill Advisors Residential Loan Trust
1.00 x 3 Month GBP LIBOR + 2.90%				2017-NPL2
5.32%, 10/15/2032(b)		1,052	1,336	3.00%, 07/25/2057(b),(m)	308	307
1.00 x 3 Month GBP LIBOR + 4.50%				Oak Hill Advisors Residential Loan Trust
Fairstone Financial Issuance Trust I				2017-NPLA
3.95%, 03/21/2033(b)	CAD	515	385	3.00%, 06/25/2057(b),(m)	117	117
Five Guys Funding LLC				Octagon Investment Partners XVI Ltd
4.60%, 07/25/2047(b)		$462	485	8.34%, 07/17/2030(b)	500	479
				1.00 x 3 Month USD LIBOR + 5.75%

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			Other Asset Backed Securities (continued)
OneMain Financial Issuance Trust 2015-2			VOLT LXVIII LLC
5.64%, 07/18/2025(b)	$625	$628	4.34%, 07/27/2048(b),(m)		$299	$301
OneMain Financial Issuance Trust 2015-3			VOLT LXX LLC
4.16%, 11/20/2028(b)	790	808	4.11%, 09/25/2048(b),(m)		326	328
OneMain Financial Issuance Trust 2016-2			VOLT LXXI LLC
5.94%, 03/20/2028(b)	1,295	1,301	3.97%, 09/25/2048(b),(m)		231	232
OneMain Financial Issuance Trust 2019-1			VOLT LXXII LLC
4.22%, 02/14/2031(b)	620	637	4.21%, 10/26/2048(b),(m)		816	825
Oxford Finance Funding 2019-1 LLC			VOLT LXXV LLC
4.46%, 02/15/2027(b)	145	148	4.34%, 01/25/2049(b),(m)		661	667
Parallel 2015-1 Ltd			WAVE 2017-1 Trust
3.44%, 07/20/2027(b)	625	624	5.68%, 11/15/2042(b)		261	271
1.00 x 3 Month USD LIBOR + 0.85%			Wingstop Funding 2018-1 LLC
Planet Fitness Master Issuer LLC			4.97%, 12/05/2048(b)		155	162
4.26%, 09/05/2048(b)	602	620				$56,532
Progress Residential 2017-SFR2 Trust			Packaging & Containers - 0.07%
4.14%, 12/17/2034(b)	100	102	Flex Acquisition Co Inc
Progress Residential 2018-SFR2 Trust			7.88%, 07/15/2026(b)		1,457	1,311
4.66%, 08/17/2035(b)	100	103	Pharmaceuticals - 0.48%
Progress Residential 2019-SFR1 Trust			Bristol-Myers Squibb Co
4.47%, 08/17/2035(b)	420	429	2.60%, 05/16/2022(b)		2,625	2,643
PRPM 2017-2 LLC			Cigna Corp
3.47%, 09/25/2022(b),(m)	500	501	3.20%, 09/17/2020(b)		1,290	1,299
5.00%, 09/25/2022(b),(m)	270	271	CVS Health Corp
PRPM 2017-3 LLC			3.23%, 03/09/2020		1,385	1,388
3.47%, 11/25/2022(b),(m)	231	231	3 Month USD LIBOR + 0.63%
5.00%, 11/25/2022(b),(m)	105	104	3.32%, 03/09/2021		1,385	1,391
PRPM 2018-1 LLC			3 Month USD LIBOR + 0.72%
5.00%, 04/25/2023(b),(m)	200	199	Mylan Inc
RCO V Mortgage LLC 2018-1			5.20%, 04/15/2048		150	135
4.00%, 05/25/2023(b),(m)	89	90	Mylan NV
RMAT 2018-NPL1 LP			5.25%, 06/15/2046		415	377
4.09%, 05/25/2048(b),(m)	320	321	Pfizer Inc
SCF Equipment Leasing 2018-1 LLC			3.00%, 09/15/2021		1,315	1,336
4.21%, 04/20/2027(b)	795	833	Teva Pharmaceutical Finance Netherlands III BV
Shenton Aircraft Investment I Ltd			4.10%, 10/01/2046		675	438
4.75%, 10/15/2042(b)	393	403				$9,007
S-Jets 2017-1 Ltd			Pipelines - 0.05%
3.97%, 08/15/2042(b)	852	869	Midwest Connector Capital Co LLC
Sofi Consumer Loan Program 2018-2 Trust			3.63%, 04/01/2022(b)		410	418
3.35%, 04/26/2027(b)	360	363	Transportadora de Gas del Sur SA
Sound Point Clo XV Ltd			6.75%, 05/02/2025(b)		480	445
8.55%, 01/23/2029(b)	1,500	1,453				$863
1.00 x 3 Month USD LIBOR + 5.96%
SpringCastle America Funding LLC			Real Estate - 0.05%
3.05%, 04/25/2029(b)	121	121	CFLD Cayman Investment Ltd
Sprite 2017-1 Ltd			6.50%, 12/21/2020		200	201
5.75%, 12/15/2037(b)	317	325	Easy Tactic Ltd
Staniford Street CLO Ltd			7.00%, 04/25/2021		200	203
3.79%, 06/15/2025(b)	546	547	New Metro Global Ltd
1.00 x 3 Month USD LIBOR + 1.18%			6.50%, 04/23/2021		200	201
Stanwich Mortgage Loan Trust Series 2018-NPB1			Shimao Property Holdings Ltd
4.02%, 05/16/2023(b),(m)	329	330	4.75%, 07/03/2022		200	200
TAL Advantage V LLC			Sunac China Holdings Ltd
3.55%, 11/20/2038(b)	236	238	8.63%, 07/27/2020		200	207
Thunderbolt Aircraft Lease Ltd						$1,012
5.75%, 05/17/2032(b),(m)	201	209	Regional Authority - 0.09%
Venture XXI CLO Ltd			Provincia de Buenos Aires/Argentina
3.48%, 07/15/2027(b)	480	480	6.50%, 02/15/2023(b)		545	409
1.00 x 3 Month USD LIBOR + 0.88%			56.78%, 05/31/2022	ARS	51,665	982
Vericrest Opportunity Loan Trust 2019-NPL3			Argentina Deposit Rates Badlar Private
3.97%, 03/25/2049(b),(m)	411	413	Banks ARS 30 to 35 Days + 3.83%
Verizon Owner Trust 2017-3			52.56%, 04/12/2025(b)		11,045	208
2.71%, 04/20/2022(b)	2,410	2,412	Argentina Deposit Rates Badlar Private
1.00 x 1 Month USD LIBOR + 0.27%			Banks ARS 30 to 35 Days + 3.75%
Verizon Owner Trust 2018-1						$1,599
2.70%, 09/20/2022(b)	520	521
1.00 x 1 Month USD LIBOR + 0.26%

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Retail - 0.49%				Sovereign (continued)
Alimentation Couche-Tard Inc				Peru Government Bond
3.11%, 12/13/2019(b)		$346	$346	6.15%, 08/12/2032(b)	PEN	21,375	$6,721
3 Month USD LIBOR + 0.50%				Peruvian Government International Bond
eG Global Finance PLC				6.35%, 08/12/2028(b)		6,800	2,201
6.75%, 02/07/2025(b)		1,335	1,310	6.35%, 08/12/2028		19,150	6,198
Home Depot Inc/The				Republic of South Africa Government Bond
2.94%, 03/01/2022		1,020	1,022	8.75%, 01/31/2044	ZAR	68,825	4,257
3 Month USD LIBOR + 0.31%				8.75%, 02/28/2048		22,820	1,410
Staples Inc				10.50%, 12/21/2026(p)		95,500	7,274
7.50%, 04/15/2026(b)		2,542	2,440	Russian Federal Bond - OFZ
10.75%, 04/15/2027(b)		2,048	1,965	7.03%, 01/19/2028	RUB	588,700	8,634
Walmart Inc				Saudi Government International Bond
2.64%, 06/23/2020		1,969	1,970	4.50%, 10/26/2046		$8,300	8,219
3 Month USD LIBOR + 0.04%				Ukraine Government International Bond
			$9,053	7.75%, 09/01/2023		9,775	9,538
Semiconductors - 0.10%				7.75%, 09/01/2027		5,180	4,825
Broadcom Inc							$189,244
4.75%, 04/15/2029(b)		1,850	1,825	Student Loan Asset Backed Securities - 0.10%
Sovereign - 10.17%				SLM Private Credit Student Loan Trust 2003-A
1MDB Global Investments Ltd				5.04%, 06/15/2032		239	239
4.40%, 03/09/2023		8,900	8,366	1.00 x US 28 Day Auction Rate + 0.00%
Argentina POM Politica Monetaria				SLM Private Credit Student Loan Trust 2003-B
68.47%, 06/21/2020	ARS	6,725	150	5.07%, 03/15/2033		650	650
Argentina Blended Historical Policy Rate				1.00 x US 28 Day Auction Rate + 0.00%
+ 0.00%				5.07%, 03/15/2033		100	100
Argentine Republic Government International				1.00 x US 28 Day Auction Rate + 0.00%
Bond				SMB Private Education Loan Trust 2017-B
3.38%, 10/12/2020	CHF	5,463	4,705	3.19%, 10/15/2035(b)		310	309
3.38%, 01/15/2023	EUR	532	427	1.00 x 1 Month USD LIBOR + 0.75%
3.88%, 01/15/2022		66	56	SoFi Professional Loan Program 2014-B LLC
5.00%, 01/15/2027		3,806	2,847	3.68%, 08/25/2032(b)		20	20
5.25%, 01/15/2028		7,354	5,443	1.00 x 1 Month USD LIBOR + 1.25%
Brazil Notas do Tesouro Nacional Serie F				SoFi Professional Loan Program 2015-A LLC
10.00%, 01/01/2023	BRL	31,500	8,616	3.63%, 03/25/2033(b)		107	107
Costa Rica Government International Bond				1.00 x 1 Month USD LIBOR + 1.20%
4.25%, 01/26/2023		$5,155	4,949	SoFi Professional Loan Program 2015-C LLC
4.38%, 04/30/2025		3,184	2,965	3.58%, 08/25/2036(b)		55	55
Dominican Republic International Bond				Sofi Professional Loan Program 2016-A LLC
6.40%, 06/05/2049(b),(o)		5,900	5,853	3.57%, 01/26/2038(b)		300	297
Ecuador Government International Bond							$1,777
7.88%, 01/23/2028		6,425	6,126	Supranational Bank - 0.24%
Egypt Government International Bond				Banque Ouest Africaine de Developpement
5.58%, 02/21/2023		3,155	3,126	5.00%, 07/27/2027(b)		1,875	1,898
7.50%, 01/31/2027		4,325	4,396	5.00%, 07/27/2027		2,525	2,557
El Salvador Government International Bond							$4,455
7.38%, 12/01/2019		1,286	1,302	Telecommunications - 2.14%
Hellenic Republic Treasury Bill				Avanti Communications Group PLC
0.00%, 06/14/2019(a)	EUR	1,124	1,255	9.00%, PIK 9.00%, 10/01/2022(b),(m),(q)		1,406	496
0.00%, 10/04/2019(a)		3,000	3,344	Bharti Airtel International Netherlands BV
0.00%, 12/13/2019(a)		8,600	9,572	5.35%, 05/20/2024		7,255	7,612
0.00%, 03/13/2020(a)		6,537	7,248	Bharti Airtel Ltd
Indonesia Treasury Bond				4.38%, 06/10/2025		1,800	1,806
8.13%, 05/15/2024	IDR 8,697,000		625	C&W Senior Financing DAC
Iraq International Bond				7.50%, 10/15/2026(b)		3,350	3,434
6.75%, 03/09/2023		$3,825	3,804	7.50%, 10/15/2026		650	666
Italy Buoni Poliennali Del Tesoro				Digicel International Finance Ltd / Digicel
1.45%, 09/15/2022(p)	EUR	2,787	3,124	Holdings Bermuda Ltd
2.30%, 10/15/2021(p)		10,827	12,467	8.75%, 05/25/2024(b)		5,230	5,151
Ivory Coast Government International Bond				Frontier Communications Corp
5.25%, 03/22/2030		6,440	6,660	9.00%, 08/15/2031		3,092	1,824
Kenya Government International Bond				Gogo Intermediate Holdings LLC / Gogo Finance
7.00%, 05/22/2027(b)		$6,100	6,001	Co Inc
8.00%, 05/22/2032(b)		3,500	3,420	9.88%, 05/01/2024(b)		1,000	1,020
Mexican Bonos				Intelsat Connect Finance SA
7.50%, 06/03/2027	MXN	133,000	6,590	9.50%, 02/15/2023(b)		2,000	1,745
Montenegro Government International Bond				Intelsat Jackson Holdings SA
3.38%, 04/21/2025(b)	EUR	3,280	3,786	9.75%, 07/15/2025(b)		6,505	6,551
5.75%, 03/10/2021		2,282	2,744

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			CONVERTIBLE BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)				Oil & Gas (continued)
Millicom International Cellular SA				SM Energy Co
5.13%, 01/15/2028(b)		$200	$197	1.50%, 07/01/2021	$90	$81
6.25%, 03/25/2029(b)		475	497	Whiting Petroleum Corp
MTN Mauritius Investments Ltd				1.25%, 04/01/2020	200	194
5.37%, 02/13/2022		6,050	6,163			$2,591
Windstream Services LLC / Windstream Finance				Pharmaceuticals - 0.01%
Corp				Flexion Therapeutics Inc
8.63%, 10/31/2025(b)		2,750	2,743	3.38%, 05/01/2024	165	139
			$39,905	REITs - 0.03%
Transportation - 0.10%				iStar Inc
FedEx Corp				3.13%, 09/15/2022	560	548
3.40%, 01/14/2022		675	689	Semiconductors - 0.95%
Navios Maritime Holdings Inc / Navios Maritime				Intel Corp
Finance II US Inc				3.25%, 08/01/2039	3,501	7,576
11.25%, 08/15/2022(b)		1,848	1,178	Novellus Systems Inc
			$1,867	2.63%, 05/15/2041(c)	1,900	10,198
Trucking & Leasing - 0.06%						$17,774
Penske Truck Leasing Co Lp / PTL Finance Corp				Telecommunications - 0.18%
3.65%, 07/29/2021(b)		1,070	1,089	CalAmp Corp
TOTAL BONDS			$657,268	2.00%, 08/01/2025(b)	290	223
	Principal			Inmarsat PLC
CONVERTIBLE BONDS - 2.63%	Amount (000's) Value (000's)			3.88%, 09/09/2023	1,800	2,690
Banks - 0.01%				Intelsat SA
Deutsche Bank AG/London				4.50%, 06/15/2025(b)	340	445
1.00%, 05/01/2023		175	166			$3,358
Biotechnology - 0.03%				Trucking & Leasing - 0.01%
BioMarin Pharmaceutical Inc				Greenbrier Cos Inc/The
0.60%, 08/01/2024		455	460	2.88%, 02/01/2024	140	132
Intrexon Corp				TOTAL CONVERTIBLE BONDS		$49,029
3.50%, 07/01/2023		200	113		Principal
			$573	MUNICIPAL BONDS - 0.04%	Amount (000's) Value (000's)
Diversified Financial Services - 0.01%				Massachusetts - 0.04%
JPMorgan Chase Financial Co LLC				Massachusetts Educational Financing Authority
0.25%, 05/01/2023(b),(c)		250	244	3.85%, 05/25/2033	$645	$684
Healthcare - Products - 0.00%				TOTAL MUNICIPAL BONDS		$684
OPKO Health Inc				SENIOR FLOATING RATE INTERESTS	Principal
4.50%, 02/15/2025		125	99	- 6.20%	Amount (000's) Value (000's)
Healthcare - Services - 0.51%				Advertising - 0.02%
Anthem Inc				Imagine! Print Solutions Inc
2.75%, 10/15/2042(c)		2,450	9,419	11.19%, 06/21/2023(r)	$427	$342
Holding Companies - Diversified - 0.01%				US LIBOR + 8.75%
RWT Holdings Inc				Apparel - 0.07%
5.63%, 11/15/2019		185	186	Champ Acquisition Corp
Internet - 0.03%				8.10%, 12/17/2025(r)	1,250	1,251
Booking Holdings Inc				US LIBOR + 5.50%
0.35%, 06/15/2020		495	638	Automobile Parts & Equipment - 0.30%
Investment Companies - 0.52%				Adient US LLC
Aabar Investments PJSC				1.49%, 04/25/2024(r)	450	443
0.50%, 03/27/2020	EUR	2,800	2,997	GC EOS Buyer Inc
1.00%, 03/27/2022		6,600	6,599	6.97%, 06/27/2025(r)	1,990	1,983
			$9,596	US LIBOR + 4.00%
Media - 0.19%				Panther BF Aggregator 2
DISH Network Corp				5.89%, 03/18/2026(r)	1,327	1,316
2.38%, 03/15/2024		$655	568	US LIBOR + 3.50%
3.38%, 08/15/2026		3,148	2,893	Superior Industries International Inc
Liberty Media Corp				6.48%, 03/22/2024(r)	1,469	1,399
2.25%, 09/30/2046		115	58	US LIBOR + 4.50%
			$3,519	Truck Hero Inc
Mining - 0.00%				6.23%, 05/16/2024(r)	532	505
				US LIBOR + 3.75%
Endeavour Mining Corp						$5,646
3.00%, 02/15/2023(b)		50	47
Oil & Gas - 0.14%				Building Materials - 0.29%
				Airxcel Inc
Chesapeake Energy Corp				11.19%, 04/27/2026(r)	426	382
5.50%, 09/15/2026		2,526	2,046	US LIBOR + 8.75%
Nabors Industries Inc
0.75%, 01/15/2024		395	270

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Building Materials (continued)			Diversified Financial Services - 0.04%
American Bath Group LLC			Kestra Financial Inc
6.85%, 09/30/2023(r)	$3,343	$3,322	0.00%, 04/29/2026(r),(s)	$285	$284
US LIBOR + 4.25%			Minotaur Acquisition Inc
JELD-WEN Inc			7.44%, 02/27/2026(r)	431	428
4.60%, 12/14/2024(r)	960	954	US LIBOR + 5.00%
US LIBOR + 2.00%					$712
Summit Materials LLC			Electric - 0.13%
4.48%, 11/21/2024(r)	718	714	AES Corp/VA
US LIBOR + 2.00%			4.38%, 05/31/2022(r)	651	649
		$5,372	US LIBOR + 1.75%
Chemicals - 0.11%			Star West Generation LLC
Axalta Coating Systems US Holdings Inc			7.19%, 03/13/2020(r)	1,126	1,081
4.35%, 06/21/2024(r)	533	522	US LIBOR + 4.75%
US LIBOR + 1.75%			Vistra Operations Co LLC
Polar US Borrower LLC			4.44%, 12/31/2025(r)	636	634
7.35%, 08/17/2025(r)	647	630	US LIBOR + 2.00%
US LIBOR + 4.75%					$2,364
Polymer Additives Inc			Electronics - 0.06%
8.44%, 07/25/2025(r)	1,026	985	NorthPole Newco SA
		$2,137	9.60%, 04/10/2025(r)	1,336	1,212
Coal - 0.25%			Engineering & Construction - 0.07%
Sandy Creek Energy Associates LP			Hamilton Holdco LLC
6.60%, 11/08/2020(r)	5,113	4,627	4.61%, 06/02/2025(r)	668	663
US LIBOR + 4.00%			US LIBOR + 2.00%
Commercial Services - 0.40%			Qualtek USA LLC
APX Group Inc			8.33%, 07/18/2025(r)	592	573
7.49%, 02/02/2024(r)	995	955	US LIBOR + 5.75%
US LIBOR + 5.00%					$1,236
Cambium Learning Group Inc			Environmental Control - 0.02%
7.08%, 12/18/2025(r)	1,123	1,119	Innovative Water Care Global Corp
US LIBOR + 4.50%			7.60%, 02/27/2026(r)	371	351
Cenveo Corp			US LIBOR + 5.00%
11.45%, 06/07/2023(r)	317	301	Food - 0.17%
Digital Room Holdings Inc			H-Food Holdings LLC
0.00%, 05/08/2026(r),(s)	241	237	6.13%, 05/23/2025(r)	118	115
PSC Industrial Outsourcing LP			US LIBOR + 3.69%
10.94%, 10/13/2025(r)	980	941	Post Holdings Inc
US LIBOR + 8.50%			4.44%, 05/17/2024(r)	427	425
Quad/Graphics Inc			US LIBOR + 2.00%
7.44%, 12/18/2025(r)	1,128	1,128	United Natural Foods Inc
US LIBOR + 5.00%			6.69%, 10/18/2025(r)	2,991	2,557
Refinitiv US Holdings Inc			US LIBOR + 4.25%
6.21%, 09/18/2025(r)	1,922	1,872			$3,097
US LIBOR + 3.75%			Food Service - 0.03%
United Rentals North America Inc			Aramark Services Inc
4.23%, 10/03/2025(r)	815	813	4.23%, 03/11/2025(r)	654	650
US LIBOR + 1.75%			US LIBOR + 1.75%
		$7,366
Computer Services - 0.04%			Healthcare - Products - 0.20%
			LifeScan Global Corp
Convergeone Holdings			8.66%, 10/01/2024(r)	1,265	1,221
7.44%, 01/04/2026(r)	823	793	US LIBOR + 6.00%
Computers - 0.14%			VVC Holding Corp
24-7 Intouch Inc			7.04%, 02/07/2026(r)	2,417	2,412
6.69%, 08/20/2025(r)	412	391	US LIBOR + 4.50%
US LIBOR + 4.25%					$3,633
McAfee LLC			Healthcare - Services - 0.23%
10.86%, 09/29/2025(r)	1,833	1,855	Air Methods Corp
US LIBOR + 8.50%			6.10%, 04/12/2024(r)	1,006	875
Science Applications International Corp			US LIBOR + 3.50%
4.23%, 11/05/2025(r)	442	439	Catalent Pharma Solutions Inc
US LIBOR + 1.75%			4.68%, 05/08/2026(r)	190	190
		$2,685	US LIBOR + 2.25%
Distribution & Wholesale - 0.02%			Phoenix Guarantor Inc
American Builders & Contractors Supply Co Inc			6.97%, 02/12/2026(r)	1,361	1,358
4.48%, 10/31/2023(r)	431	423	US LIBOR + 4.50%
US LIBOR + 2.00%

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Healthcare - Services (continued)			Media (continued)
RegionalCare Hospital Partners Holdings Inc			Unitymedia Finance LLC
6.93%, 11/14/2025(r)	$1,888	$1,882	4.44%, 06/01/2023(r)		$560	$557
US LIBOR + 4.50%			US LIBOR + 2.00%
		$4,305	4.69%, 09/30/2025(r)		999	993
Holding Companies - Diversified - 0.10%			US LIBOR + 2.25%
Belfor Holdings Inc			Univision Communications Inc
6.44%, 02/13/2026(r)	175	175	5.19%, 03/15/2024(r)		1,759	1,667
US LIBOR + 4.00%			US LIBOR + 2.75%
Travelport Finance			UPC Financing Partnership
0.00%, 03/18/2026(r),(s)	1,681	1,605	4.94%, 01/15/2026(r)		313	313
		$1,780	US LIBOR + 2.50%
Home Furnishings - 0.03%			Ziggo BV
TGP Holdings III LLC			4.94%, 04/15/2025(r)		632	616
11.10%, 09/25/2025(r)	516	480	US LIBOR + 2.50%
US LIBOR + 8.50%						$6,794
Insurance - 0.31%			Metal Fabrication & Hardware - 0.14%
AIS Holdco LLC			Eco-Bat Technologies Ltd
7.58%, 08/15/2025(r)	291	268	12.00%, PIK 11.00%, 03/31/2022(m),(q),(r)	EUR	6,735	2,539
US LIBOR + 5.00%			Miscellaneous Manufacturers - 0.12%
Amynta Agency Borrower Inc			4L Technologies Inc/NV
10.94%, 03/02/2026(r)	1,074	1,053	6.94%, 05/08/2020(r)		$2,320	2,204
US LIBOR + 8.50%			US LIBOR + 4.50%
Confie Seguros Holding II Co			Oil & Gas - 0.19%
7.19%, 04/19/2022(r)	2,585	2,571	California Resources Corp
US LIBOR + 5.25%			7.18%, 11/14/2022(r)		184	174
11.13%, 10/31/2025(r)	1,110	1,080	US LIBOR + 4.75%
US LIBOR + 8.50%			Gavilan Resources LLC
Newport Group Holdings II Inc			8.43%, 03/01/2024(r)		680	449
6.36%, 08/08/2025(r)	888	879	US LIBOR + 6.00%
US LIBOR + 3.75%			Seadrill Operating LP
		$5,851	8.60%, 02/12/2021(r)		3,728	2,888
Internet - 0.13%			US LIBOR + 6.00%
Uber Technologies Inc						$3,511
5.93%, 07/13/2023(r)	973	969	Oil & Gas Services - 0.02%
US LIBOR + 3.50%			McDermott Technology Americas Inc
Web.com Group Inc			7.44%, 04/04/2025(r)		366	355
10.20%, 09/17/2026(r)	1,464	1,434	US LIBOR + 5.00%
US LIBOR + 7.75%			Packaging & Containers - 0.17%
		$2,403	Berry Global Inc
Investment Companies - 0.18%			0.00%, 05/15/2026(r),(s)		340	338
TKC Holdings Inc			0.00%, 05/15/2026(r),(s)		655	651
10.44%, 01/31/2024(r)	3,336	3,297	Schur Flexibles GmbH
US LIBOR + 8.00%			0.00%, 12/24/2025(r),(s)	EUR	2,000	2,193
Iron & Steel - 0.09%						$3,182
Can Am Construction Inc/Canada			Pharmaceuticals - 0.03%
7.48%, 07/01/2024(r)	1,763	1,719	Grifols Worldwide Operations USA Inc
US LIBOR + 5.00%			4.64%, 01/31/2025(r)		$656	653
Leisure Products & Services - 0.05%			US LIBOR + 2.25%
Recess Holdings Inc			Pipelines - 0.51%
10.19%, 09/29/2025(r)	714	682	Southcross Energy Partners LP
US LIBOR + 7.75%			12.46%, 10/01/2019(r)		2,376	2,186
Topgolf International Inc			12.48%, 10/01/2019(r)		1,403	1,392
7.97%, 02/08/2026(r)	298	299	10.75%, 10/01/2019(r)		1,291	1,285
		$981	10.75%, 08/04/2021(r)		6,399	4,687
Lodging - 0.01%			US LIBOR + 4.25%
Wyndham Hotels & Resorts Inc						$9,550
4.19%, 05/30/2025(r)	189	188	Real Estate - 0.01%
US LIBOR + 1.75%			Avison Young Canada Inc
Media - 0.36%			7.54%, 01/31/2026(r)		230	226
IHeart Communications Inc			US LIBOR + 5.00%
6.27%, 05/01/2026(r)	460	460	Toys R Us Property Co I LLC
US LIBOR + 4.00%			0.00%, 08/21/2019(a),(r)		33	30
MediArena Acquisition BV			US LIBOR + 5.00%
8.35%, 08/13/2021(r)	1,204	1,196				$256
US LIBOR + 5.75%
11.60%, 08/13/2022(r)	1,000	992

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
REITs - 0.04%			Textiles - 0.07%
Iron Mountain Inc			ASP Unifrax Holdings Inc
4.23%, 01/02/2026(r)	$808	$780	6.35%, 11/05/2025(r)	$658	$643
US LIBOR + 1.75%			US LIBOR + 3.75%
Retail - 0.31%			11.09%, 11/05/2026(r)	637	608
1011778 BC ULC			US LIBOR + 8.50%
4.69%, 02/16/2024(r)	795	784			$1,251
US LIBOR + 2.25%			Transportation - 0.05%
Del Frisco's Restaurant Group Inc			Gruden Acquisition Inc
8.50%, 06/27/2025(r)	510	487	8.10%, 08/18/2022(r)	954	945
US LIBOR + 6.00%			US LIBOR + 5.50%
EG America LLC			TOTAL SENIOR FLOATING RATE INTERESTS		$115,389
6.60%, 02/07/2025(r)	944	926	U.S. GOVERNMENT & GOVERNMENT	Principal
US LIBOR + 4.00%			AGENCY OBLIGATIONS - 39.19%	Amount (000's) Value (000's)
JC Penney Corp Inc			Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
6.77%, 06/23/2023(r)	2,467	2,104	Corporation (FHLMC) Uniform Mortgage-Backed Security - 3.14%
US LIBOR + 4.25%			3.00%, 07/01/2049(t)	$9,859	$9,894
SP PF Buyer LLC			4.50%, 07/01/2041(t)	19,718	20,593
6.95%, 12/19/2025(r)	1,308	1,243	4.50%, 06/01/2049(t)	26,660	27,851
US LIBOR + 4.50%					$58,338
Wok Holdings Inc			U.S. Treasury - 33.26%
9.09%, 02/07/2026(r)	188	182	1.38%, 02/29/2020(p)	4,339	4,308
US LIBOR + 6.50%			1.38%, 04/30/2020(p)	11,960	11,862
		$5,726	1.38%, 05/31/2020(p)	15,995	15,859
Semiconductors - 0.01%			1.50%, 05/31/2020(p)	22,320	22,160
Microchip Technology Inc			1.63%, 05/15/2026(p)	32,146	31,296
4.45%, 05/29/2025(r)	201	200	2.00%, 05/31/2024(p)	37,466	37,590
US LIBOR + 2.00%			2.00%, 02/15/2025(p)	23,250	23,269
Software - 0.21%			2.13%, 05/31/2021(p)	43,188	43,336
Aptean, Inc.			2.13%, 12/31/2022(p)	22,318	22,483
6.69%, 03/29/2026(r)	202	202	2.13%, 02/29/2024(p)	24,140	24,336
Dun & Bradstreet Corp/The			2.25%, 03/31/2021(p)	46,849	47,065
7.43%, 01/30/2026(r)	1,245	1,242	2.25%, 04/30/2024(p)	1,797	1,823
US LIBOR + 5.00%			2.25%, 11/15/2027(p)	22,366	22,616
First Data Corp			2.50%, 05/31/2020(p)	12,007	12,036
4.44%, 07/08/2022(r)	711	709	2.50%, 02/28/2021(p)	23,567	23,766
US LIBOR + 2.00%			2.50%, 01/15/2022(p)	18,950	19,227
IQVIA Inc			2.50%, 02/28/2026(p)	61,929	63,775
4.23%, 06/11/2025(r)	529	525	2.63%, 12/15/2021(p)	38,885	39,578
US LIBOR + 1.75%			2.63%, 12/31/2023(p)	20,628	21,243
Neo Technology Inc			2.75%, 09/30/2020(p)	83,307	84,000
7.44%, 04/24/2026(r)	194	193	2.75%, 08/31/2025(p)	17,170	17,914
Project Alpha Intermediate Holding Inc			2.88%, 10/31/2020(p)	14,782	14,942
6.78%, 04/26/2024(r)	121	121	2.88%, 11/15/2021(p)	292	298
US LIBOR + 4.25%			3.00%, 02/15/2047	773	839
Ultimate Software Group Inc			3.38%, 11/15/2019(p)	7,100	7,130
6.27%, 04/08/2026(r)	847	847	3.38%, 11/15/2048(p)	5,357	6,238
US LIBOR + 3.75%					$618,989
		$3,839	U.S. Treasury Bill - 1.56%
Telecommunications - 0.47%			2.30%, 06/20/2019(u)	11,000	10,988
Global Tel*Link Corp			2.34%, 10/31/2019(p),(u)	1,925	1,907
6.69%, 11/20/2025(r)	316	316	2.36%, 08/15/2019(u),(v)	3,185	3,170
US LIBOR + 4.25%			2.40%, 06/27/2019(c),(u)	13,000	12,981
Intelsat Jackson Holdings SA					$29,046
6.18%, 11/27/2023(r)	3,616	3,563	U.S. Treasury Inflation-Indexed Obligations - 1.23%
US LIBOR + 3.75%			0.50%, 04/15/2024(p)	14,209	14,320
Maxar Technologies Ltd			0.63%, 04/15/2023(p)	8,427	8,508
5.19%, 10/05/2024(r)	1,217	1,068			$22,828
US LIBOR + 2.75%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
MLN US Holdco LLC			OBLIGATIONS		$729,201
6.94%, 11/30/2025(r)	741	733
US LIBOR + 4.50%
Securus Technologies Holdings Inc
6.94%, 11/01/2024(r)	1,475	1,409
US TelePacific Corp
7.60%, 05/02/2023(r)	1,696	1,614
US LIBOR + 5.00%
		$8,703

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

		Maturity			Maturity
REPURCHASE AGREEMENTS - 19.76%		Amount (000's) Value (000's)		REPURCHASE AGREEMENTS (continued)	Amount (000’s) Value (000’s)
Banks - 19.76%				Banks (continued)
Barclays Repurchase Agreement on securities sold		$6,488	$6,454	Merrill Lynch Repurchase Agreement on	$25,090	$25,088
short; 1.75% dated 02/13/2019 (collateralized				securities sold short; 2.57% dated 05/31/2019
by Comision Federal de Electricidad;				maturing 06/03/2019 (collateralized by United
$8,314,372; 6.13%; dated 06/16/45)(w)				States Treasury Note/Bond; $25,202,038;
Merrill Lynch Repurchase Agreement on		3,173	3,147	2.00%; dated 07/31/22)
securities sold short; 1.85% dated 12/20/2018				Merrill Lynch Repurchase Agreement on	19,681	19,680
(collateralized by Republic of South Africa				securities sold short; 2.57% dated 05/31/2019
Government International Bond; $3,316,523;				maturing 06/03/2019 (collateralized by United
4.85%; dated 09/27/27)(w)				States Treasury Note/Bond; $19,861,992;
Merrill Lynch Repurchase Agreement on		878	874	2.38%; dated 05/15/27)
securities sold short; 1.85% dated 03/12/2019				Merrill Lynch Repurchase Agreement on	26,247	26,245
(collateralized by Ghana Government				securities sold short; 2.57% dated 05/31/2019
International Bond; $898,782; 7.88%; dated				maturing 06/03/2019 (collateralized by United
08/07/23	)(w)			States Treasury Note/Bond; $26,431,978;
Merrill Lynch Repurchase Agreement on		613	610	1.88%; dated 08/31/24)
securities sold short; 1.85% dated 03/14/2019				Merrill Lynch Repurchase Agreement on	23,449	23,447
(collateralized by Ghana Government				securities sold short; 2.57% dated 05/31/2019
International Bond; $621,406; 7.88%; dated				maturing 06/03/2019 (collateralized by United
08/07/23	)(w)			States Treasury Note/Bond; $23,325,646;
Merrill Lynch Repurchase Agreement on		2,971	2,944	2.88%; dated 11/30/25)
securities sold short; 2.00% dated 12/20/2018				Merrill Lynch Repurchase Agreement on	11,520	11,519
(collateralized by Republic of South Africa				securities sold short; 2.57% dated 05/31/2019
Government International Bond; $3,102,554;				maturing 06/03/2019 (collateralized by United
4.85%; dated 09/27/27)(w)				States Treasury Note/Bond; $11,543,905;
Merrill Lynch Repurchase Agreement on		4,396	4,367	2.13%; dated 05/31/26)
securities sold short; 2.00% dated 01/29/2019				Merrill Lynch Repurchase Agreement on	22,527	22,525
(collateralized by Republic of South Africa				securities sold short; 2.57% dated 05/31/2019
Government International Bond; $4,570,318;				maturing 06/03/2019 (collateralized by United
5.88%; dated 06/22/30)(w)				States Treasury Note/Bond; $22,619,152;
Merrill Lynch Repurchase Agreement on		877	875	2.38%; dated 03/15/22)
securities sold short; 2.00% dated 04/22/2019				Merrill Lynch Repurchase Agreement on	59,312	59,308
(collateralized by Argentine Republic				securities sold short; 2.57% dated 05/31/2019
Government International Bond; $840,610;				maturing 06/03/2019 (collateralized by United
7.50%; dated 04/22/26)(w)				States Treasury Note/Bond; $59,601,691;
Merrill Lynch Repurchase Agreement on		806	804	2.13%; dated 05/15/22)
securities sold short; 2.00% dated 04/22/2019				Merrill Lynch Repurchase Agreement on	13,578	13,577
(collateralized by Argentine Republic				securities sold short; 2.57% dated 05/31/2019
Government International Bond; $771,307;				maturing 06/03/2019 (collateralized by United
6.88%; dated 01/11/48)(w)				States Treasury Note/Bond; $13,669,500;
Merrill Lynch Repurchase Agreement on		957	948	2.13%; dated 03/31/24)
securities sold short; 2.15% dated 12/20/2018				Merrill Lynch Repurchase Agreement on	16,184	16,183
(collateralized by Republic of South Africa				securities sold short; 2.57% dated 05/31/2019
Government International Bond; $1,002,982;				maturing 06/03/2019 (collateralized by United
4.30%; dated 10/12/28)(w)				States Treasury Note/Bond; $16,247,006;
Merrill Lynch Repurchase Agreement on		7,749	7,749	2.50%; dated 02/15/22)
securities sold short; 2.30% dated 05/31/2019				Merrill Lynch Repurchase Agreement on	1,654	1,654
maturing 06/03/2019 (collateralized by United				securities sold short; 2.60% dated 05/31/2019
States Treasury Note/Bond; $7,838,652;				maturing 06/03/2019 (collateralized by United
2.38%; dated 05/15/29)				States Treasury Note/Bond; $1,664,879;
Merrill Lynch Repurchase Agreement on		43,178	43,175	2.25%; dated 04/30/24)
securities sold short; 2.35% dated 05/31/2019						$367,705
maturing 06/03/2019 (collateralized by United				TOTAL REPURCHASE AGREEMENTS		$367,705
States Treasury Note/Bond; $43,326,670;				TOTAL PURCHASED OPTIONS - 0.30%		$5,501
2.25%; dated 04/30/21)				TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.03% $		544
Merrill Lynch Repurchase Agreement on		37,406	37,404	Total Investments		$2,806,539
securities sold short; 2.45% dated 05/31/2019				Other Assets and Liabilities - (50.82)%		(945,676)
maturing 06/03/2019 (collateralized by United				TOTAL NET ASSETS - 100.00%		$1,860,863
States Treasury Note/Bond; $37,750,495;
2.38%; dated 04/30/26)				(a) Non-income producing security
Merrill Lynch Repurchase Agreement on		39,131	39,128	(b)	Security exempt from registration under Rule 144A of the Securities Act of
securities sold short; 2.57% dated 05/31/2019				1933. These securities may be resold in transactions exempt from registration,
maturing 06/03/2019 (collateralized by United				normally to qualified institutional buyers. At the end of the period, the value of
States Treasury Note/Bond; $39,310,279;				these securities totaled $286,242 or 15.38% of net assets.
2.00%; dated 12/31/21)				(c)	Security or a portion of the security was pledged as collateral for short sales.
				At the end of the period, the value of these securities totaled $87,428 or 4.70%
				of net assets.
				(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more
				information.

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

(e)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $7,083 or 0.38% of net assets.
(f)	The value of these investments was determined using significant unobservable inputs.
(g)	Current yield shown is as of period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $81 or 0.00% of net assets.
(i)	All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(j)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(k)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n)	Security is an Interest Only Strip.
(o)	Security purchased on a when-issued basis.
(p)	Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled
$630,067 or 33.86% of net assets.
(q)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(r)	Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(s)	This Senior Floating Rate Note will settle after May 31, 2019, at which time the interest rate will be determined.
(t)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(u)	Rate shown is the discount rate of the original purchase.
(v)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $846 or 0.05% of net assets.
(w)	Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.

Portfolio Summary (unaudited)

Sector	Percent
Government	46.55%
Financial	29.22%
Money Market Funds	18.10%
Consumer, Non-cyclical	9.01%
Mortgage Securities	8.76%
Communications	6.97%
Consumer, Cyclical	6.21%
Industrial	6.08%
Asset Backed Securities	5.51%
Technology	4.51%
Energy	4.20%
Basic Materials	3.86%
Utilities	1.22%
Purchased Options	0.30%
Diversified	0.17%
Investment Companies	0.08%
Revenue Bonds	0.04%
Purchased Interest Rate Swaptions	0.03%
Investments Sold Short	(31.13)%
Other Assets and Liabilities	(19.69)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018		Purchases	Sales	May 31, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.3%	$395,686		$1,581,570	$1,656,861		$320,395
	$395,686		$1,581,570	$1,656,861		$320,395

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.3%	$5,486	$	— $	—		$—
	$5,486	$	— $	—		$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost	Value Percent of Net Assets
Airbnb, Inc - 0.00%	06/24/2015			$157	$215	0.01%
Birst Inc	06/15/2017			23	1	0.00%
DraftKings Inc	12/04/2014			89	152	0.01%
Element Comm Aviation	06/15/2015			2,800	1,967	0.11%
Forward Venture Services LLC - 0.00%	11/20/2014			170	312	0.01%
Jand Inc - 0.00%	04/23/2015			43	53	0.00%
Jand Inc	04/23/2015			19	23	0.00%
Klarna Holding AB	08/07/2015			89	140	0.01%
Lithium Technology Corp - 0.00%	04/16/2015			21	—	0.00%
Marklogic Corp - 0.00%	04/27/2015			172	150	0.01%
Uber Technologies Inc - 0.00%	06/05/2014			222	579	0.03%
Veracode Inc - 0.00%	04/18/2017			24	3	0.00%
WeWork Cos Inc	12/08/2014			6	24	0.00%
WeWork Cos Inc Series D-1 - 0.00%	12/08/2014			81	331	0.02%
WeWork Cos Inc Series D-2 - 0.00%	12/08/2014			64	260	0.01%
Total					$4,210	0.22%
Amounts in thousands.

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Options

							Upfront		Unrealized
		Contracts/					Payments/	Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price	Expiration Date	(Premiums)	Fair Value	(Depreciation)
Call - thyssenkrupp AG	N/A	1,627 EUR	163	EUR	14.00	06/24/2019	$85	$14	$(71)
Call - thyssenkrupp AG	N/A	509 EUR	51	EUR	12.00	06/24/2019	75	22	(53)
Put - Bristol-Myers Squibb Co	N/A	20	$2		$50.00	06/24/2019	9	9	—
Put - Intelsat SA	N/A	880	$88		$12.50	06/24/2019	117	13	(104)
Put - Intelsat SA	N/A	177	$18		$18.00	07/22/2019	19	36	17
Put - Intelsat SA	N/A	118	$12		$17.00	07/22/2019	11	18	7
Put - iShares Russell 2000 ETF	N/A	929	$93		$140.00	07/01/2019	293	133	(160)
Put - S&P 500 Index	N/A	105	$11	$2,525.00		12/23/2019	718	704	(14)
Put - S&P 500 Index	N/A	120	$12	$2,650.00		09/23/2019	1,147	790	(357)
Put - S&P 500 Index	N/A	120	$12	$2,450.00		06/24/2019	938	21	(917)
Put - S&P 500 Index	N/A	103	$10	$2,625.00		03/23/2020	955	1,197	242
Put - SPDR S&P 500 ETF Trust	N/A	199	$20		$253.00	07/01/2019	92	14	(78)
Call - AUD versus USD	Goldman Sachs & Co	1AUD	6,435	AUD	0.70	06/25/2019	16	17	1
Call - AUD versus USD	Barclays Bank PLC	1AUD	3,069	AUD	0.75	12/12/2019	57	7	(50)
Call - AUD versus USD	Citigroup Inc	1AUD	4,290	AUD	0.73	07/25/2019	15	1	(14)
Call - EUR versus CNH	Standard Chartered Hong	1 EUR	2,715	EUR	8.00	07/31/2019	17	7	(10)
	Kong
Call - EUR versus CNH	HSBC Securities Inc	1 EUR	3,428	EUR	8.00	07/31/2019	8	9	1
Call - EUR versus CNH	Standard Chartered Hong	1 EUR	9,730	EUR	8.00	07/31/2019	104	26	(78)
	Kong
Call - EUR versus CNH	BNP Paribas	1 EUR	1,558	EUR	8.00	09/13/2019	11	9	(2)
Call - EUR versus CNH	Standard Chartered Hong	1 EUR	1,558	EUR	8.00	09/13/2019	8	9	1
	Kong
Call - EUR versus CNH	BNP Paribas	1 EUR	1,558	EUR	8.00	09/13/2019	11	9	(2)
Call - EUR versus CNH	Standard Chartered Hong	1 EUR	1,810	EUR	8.00	07/31/2019	15	5	(10)
	Kong
Call - EUR versus CNH	Nomura Securities	1 EUR	3,003	EUR	7.75	07/31/2019	22	41	19
Call - EUR versus USD	Citigroup Inc	1 EUR	3,895	EUR	1.16	11/12/2019	53	31	(22)
Call - EUR versus USD	Barclays Bank PLC	1 EUR	6,428	EUR	1.23	03/31/2020	61	28	(33)
Call - EUR versus USD	Credit Agricole Co	1 EUR	7,298	EUR	1.18	07/10/2019	137	1	(136)
Call - EUR versus USD	Citigroup Inc	1 EUR	4,865	EUR	1.18	10/04/2019	120	9	(111)
Call - EUR versus USD	Citigroup Inc	1 EUR	5,115	EUR	1.17	06/24/2019	84	—	(84)
Call - EUR versus USD	Citigroup Inc	1 EUR	5,115	EUR	1.17	06/12/2019	85	—	(85)
Call - GBP versus USD	Jefferies & Company	1 GBP	2,574	GBP	1.35	08/16/2019	29	3	(26)
Call - NZD versus USD	Barclays Bank PLC	1NZD	3,069	NZD	0.71	12/12/2019	54	4	(50)
Call - USD versus CNH	BNP Paribas	1	$6,435		$6.85	10/14/2019	41	131	90
Call - USD versus CNH	Standard Chartered Hong	1	$10,000		$6.85	10/14/2019	57	203	146
	Kong
Call - USD versus KRW	Goldman Sachs & Co	1	$2,715	$1,145.00		09/04/2019	32	98	66
Call - USD versus MXN	Morgan Stanley & Co	1	$2,143		$20.00	06/19/2019	37	13	(24)
Call - USD versus MXN	HSBC Securities Inc	1	$2,715		$20.00	06/19/2019	59	17	(42)
Call - USD versus MXN	Citigroup Inc	1	$3,246		$20.40	09/03/2019	49	50	1
Call - USD versus THB	Bank of America NA	1	$60,000		$32.50	08/23/2019	313	151	(162)
Call - USD versus ZAR	HSBC Securities Inc	1	$7,285		$14.80	06/27/2019	238	76	(162)
Put - EUR versus NOK	Citigroup Inc	1 EUR	3,116	EUR	9.75	07/15/2019	16	18	2
Put - EUR versus NOK	UBS AG	1 EUR	3,895	EUR	9.73	07/01/2019	28	14	(14)
Put - EUR versus SEK	Goldman Sachs & Co	1 EUR	3,892	EUR	10.60	07/31/2019	38	36	(2)
Put - USD versus CHF	Barclays Bank PLC	1	$5,115		$0.95	12/23/2019	137	34	(103)
Put - USD versus CLP	Citigroup Inc	1	$3,514		$690.00	09/13/2019	32	31	(1)
Put - USD versus CLP	JPMorgan Chase	1	$4,516		$693.00	08/02/2019	31	28	(3)
Put - USD versus CLP	Goldman Sachs & Co	1	$4,846		$693.00	08/02/2019	30	30	—
Put - USD versus CLP	Citigroup Inc	1	$3,116		$685.00	08/02/2019	28	11	(17)
Put - USD versus CLP	Goldman Sachs & Co	1	$2,337		$685.00	08/02/2019	19	8	(11)
Put - USD versus CLP	Goldman Sachs & Co	1	$1,558		$685.00	08/02/2019	14	6	(8)
Put - USD versus CLP	Goldman Sachs & Co	1	$2,337		$685.00	08/02/2019	19	8	(11)
Put - USD versus JPY	Citigroup Inc	1	$3,895		$109.00	07/01/2019	32	46	14
Put - USD versus JPY	Citigroup Inc	1	$4,674		$106.00	11/12/2019	66	69	3
Put - USD versus JPY	Barclays Bank PLC	1	$5,115		$107.30	12/12/2019	115	114	(1)
Put - USD versus JPY	Citigroup Inc	1	$5,115		$107.00	12/18/2019	108	110	2
Put - USD versus JPY	Merrill Lynch	1	$6,428		$108.25	07/01/2019	56	52	(4)
Put - USD versus NOK	Jefferies & Company	1	$4,290		$8.48	07/01/2019	49	3	(46)
Call - 90 Day Eurodollar Future;	N/A	59	$148		$97.25	12/17/2019	26	97	71
December 2019
Call - Canadian Bank Acceptance	N/A	20 CAD	50	CAD	97.88	09/17/2019	1	8	7
Future; September 2019
Call - US 10 Year Note Future;	N/A	60	$60		$130.00	08/26/2019	16	19	3
September 2019

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Options (continued)

								Upfront		Unrealized
		Contracts/						Payments/	Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount Exercise Price			Expiration Date		(Premiums) Fair Value (Depreciation)
Call - US 5 Year Note Future;	N/A	46	$46		$116.75	08/26/2019		$14	$48	$34
September 2019
Call - US 5 Year Note Future;	N/A	493	$493		$116.25	06/24/2019		117	582	465
September 2019
Put - 90 Day Eurodollar Future;	N/A	59	$148		$97.25	12/17/2019		25	1	(24)
December 2019
Put - 90 Day Eurodollar Future;	N/A	132	$330		$97.13	12/17/2019		9	1	(8)
December 2019
Put - 90 Day Eurodollar Future;	N/A	74	$185		$97.13	06/17/2019		12	—	(12)
June 2020
Put - 90 Day Eurodollar Future;	N/A	342	$855		$97.25	06/17/2019		48	2	(46)
June 2021
Put - 90 Day Eurodollar Future;	N/A	23	$58		$97.38	03/17/2020		3	1	(2)
March 2020
Put - 90 Day Eurodollar Future;	N/A	857	$2,143		$97.88	09/16/2019		301	91	(210)
September 2020
Put - 90 Day Eurodollar Future;	N/A	214	$535		$97.63	07/15/2019		28	1	(27)
September 2020
Put - 90 Day Eurodollar Future;	N/A	29	$73		$97.38	09/16/2019		1	—	(1)
September 2020
Put - 90 Day Eurodollar Future;	N/A	325	$813		$97.25	09/16/2019		70	2	(68)
September 2021
Put - 90 Day Eurodollar Future;	N/A	29	$73		$97.38	09/16/2019		1	—	(1)
September 2021
Put - Euribor Future; June 2022	N/A	168 EUR	420	EUR	99.38	06/17/2019		19	—	(19)
Put - Euro Bund 10 Year Bund	N/A	78 EUR	78	EUR	170.00	07/29/2019		70	60	(10)
Future; September 2019
Put - US 10 Year Note Future;	N/A	15	$15		$125.00	06/24/2019		7	2	(5)
September 2019
Put - US 10 Year Note Future;	N/A	78	$78		$125.50	06/24/2019		33	15	(18)
September 2019
Put - US 10 Year Note Future;	N/A	156	$156		$124.00	06/24/2019		10	5	(5)
September 2019
Put - US 2 Year Note Future;	N/A	158	$316		$106.63	08/26/2019		30	22	(8)
September 2019
Put - US 5 Year Note Future;	N/A	156	$156		$116.50	06/03/2019		24	—	(24)
September 2019
Total								$7,875	$5,501	$(2,374)
								Upfront		Unrealized
		Contracts/						Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount Exercise Price			Expiration Date		(Premiums) Fair Value (Depreciation)
Call - AbbVie Inc	N/A	5	$1		$82.50	06/24/2019	$	— $	— $	—
Call - AbbVie Inc	N/A	5	$1		$85.00	06/24/2019		(1)	—	1
Call - AbbVie Inc	N/A	5	$1		$87.50	06/24/2019		(1)	—	1
Call - Accenture PLC	N/A	2	$—		$175.00	06/24/2019		—	(1)	(1)
Call - Accenture PLC	N/A	2	$—		$190.00	06/24/2019		—	—	—
Call - Accenture PLC	N/A	2	$—		$190.00	08/19/2019		(1)	(1)	—
Call - Aflac Inc	N/A	8	$1		$52.50	08/19/2019		—	(1)	(1)
Call - Aflac Inc	N/A	16	$2		$55.00	08/19/2019		(1)	(1)	—
Call - Allergan PLC	N/A	2	$—		$150.00	06/24/2019		(1)	—	1
Call - Allergan PLC	N/A	5	$1		$150.00	08/19/2019		(1)	—	1
Call - Altria Group Inc	N/A	18	$2		$55.00	06/24/2019		(1)	—	1
Call - Altria Group Inc	N/A	5	$1		$60.00	06/24/2019		—	—	—
Call - AmerisourceBergen Corp	N/A	5	$1		$82.50	06/24/2019		—	—	—
Call - AmerisourceBergen Corp	N/A	5	$1		$82.50	07/22/2019		(1)	(1)	—
Call - AmerisourceBergen Corp	N/A	5	$1		$85.00	08/19/2019		(1)	(1)	—
Call - Amgen Inc	N/A	2	$—		$210.00	06/24/2019		—	—	—
Call - Amgen Inc	N/A	2	$—		$185.00	07/22/2019		—	—	—
Call - Amgen Inc	N/A	2	$—		$180.00	06/24/2019		—	—	—
Call - Anthem Inc	N/A	1	$—		$280.00	06/24/2019		(1)	(1)	—
Call - Automatic Data Processing	N/A	3	$—		$165.00	06/24/2019		(1)	(1)	—
Inc
Call - Automatic Data Processing	N/A	3	$—		$170.00	08/19/2019		(1)	(1)	—
Inc
Call - Best Buy Co Inc	N/A	5	$1		$80.00	06/24/2019		(1)	—	1
Call - Best Buy Co Inc	N/A	5	$1		$75.00	06/24/2019		(1)	—	1
Call - Best Buy Co Inc	N/A	5	$1		$75.00	07/22/2019		(1)	—	1

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Options (continued)

							Upfront		Unrealized
		Contracts/					Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares		Notional Amount	Exercise Price	Expiration Date	(Premiums)	Fair Value	(Depreciation)
Call - Boeing Co/The	N/A	2		$—	$375.00	06/24/2019	$(1)$	— $	1
Call - Boeing Co/The	N/A	1		$—	$380.00	07/22/2019	—	—	—
Call - Boeing Co/The	N/A	1		$—	$260.00	06/24/2019	—	—	—
Call - Bristol-Myers Squibb Co	N/A	8		$1	$49.00	06/24/2019	—	—	—
Call - Bristol-Myers Squibb Co	N/A	8		$1	$52.50	09/23/2019	—	—	—
Call - Bristol-Myers Squibb Co	N/A	8		$1	$50.00	06/24/2019	—	—	—
Call - Broadcom Inc	N/A	1		$—	$320.00	06/24/2019	—	—	—
Call - Broadcom Inc	N/A	1		$—	$340.00	06/24/2019	—	—	—
Call - Broadcom Inc	N/A	1		$—	$350.00	07/22/2019	—	—	—
Call - Broadridge Financial	N/A	3		$—	$110.00	06/24/2019	(1)	(5)	(4)
Solutions Inc
Call - Broadridge Financial	N/A	3		$—	$130.00	09/23/2019	(1)	(1)	—
Solutions Inc
Call - Broadridge Financial	N/A	3		$—	$115.00	06/24/2019	—	(3)	(3)
Solutions Inc
Call - CDW Corp/DE	N/A	6		$1	$105.00	06/24/2019	(1)	—	1
Call - CDW Corp/DE	N/A	6		$1	$110.00	06/24/2019	—	—	—
Call - Cisco Systems Inc	N/A	10		$1	$60.00	06/24/2019	—	—	—
Call - Cisco Systems Inc	N/A	5		$1	$57.50	06/24/2019	—	—	—
Call - Citigroup Inc	N/A	6		$1	$70.00	09/23/2019	(2)	(1)	1
Call - Citigroup Inc	N/A	6		$1	$72.50	09/23/2019	—	—	—
Call - Comcast Corp	N/A	27		$3	$45.00	06/24/2019	(1)	—	1
Call - ConocoPhillips	N/A	9		$1	$72.50	06/24/2019	(1)	—	1
Call - ConocoPhillips	N/A	9		$1	$67.50	06/24/2019	—	—	—
Call - ConocoPhillips	N/A	23		$2	$57.50	06/24/2019	(1)	—	1
Call - Cummins Inc	N/A	2		$—	$170.00	06/24/2019	(1)	—	1
Call - Cummins Inc	N/A	2		$—	$175.00	09/23/2019	—	—	—
Call - Cummins Inc	N/A	2		$—	$180.00	06/24/2019	—	—	—
Call - CVR Energy Inc	N/A	13		$1	$50.00	06/24/2019	—	—	—
Call - Dick's Sporting Goods Inc	N/A	10		$1	$44.00	06/24/2019	(1)	—	1
Call - Dick's Sporting Goods Inc	N/A	21		$2	$40.00	06/24/2019	(1)	—	1
Call - Dominion Energy Inc	N/A	5		$1	$77.50	06/24/2019	—	—	—
Call - Dominion Energy Inc	N/A	10		$1	$80.00	07/22/2019	(1)	—	1
Call - Domtar Corp	N/A	14		$1	$47.50	06/24/2019	—	—	—
Call - Eaton Corp PLC	N/A	5		$1	$82.50	06/24/2019	—	—	—
Call - Eaton Corp PLC	N/A	5		$1	$87.50	07/22/2019	—	—	—
Call - Eaton Corp PLC	N/A	5		$1	$90.00	07/22/2019	—	—	—
Call - EPR Properties	N/A	5		$1	$80.00	06/24/2019	—	—	—
Call - EURO STOXX 50 Price	N/A	1	EUR	— EUR 3,250.00		06/24/2019	(1)	(1)	—
EUR Index
Call - EURO STOXX 50 Price	N/A	2	EUR	— EUR 3,200.00		07/22/2019	(1)	(1)	—
EUR Index
Call - Fidelity National Financial	N/A	6		$1	$43.00	09/23/2019	—	—	—
Inc
Call - Fidelity National Financial	N/A	10		$1	$41.00	06/24/2019	—	—	—
Inc
Call - FirstEnergy Corp	N/A	9		$1	$44.00	06/24/2019	—	—	—
Call - FirstEnergy Corp	N/A	9		$1	$44.00	07/22/2019	—	—	—
Call - FirstEnergy Corp	N/A	9		$1	$43.00	07/22/2019	—	—	—
Call - Foot Locker Inc	N/A	15		$2	$60.00	06/24/2019	(2)	—	2
Call - Foot Locker Inc	N/A	6		$1	$67.50	06/24/2019	(1)	—	1
Call - FTSE 100 Index	N/A	1	GBP	— GBP 6,875.00		06/24/2019	—	—	—
Call - Gilead Sciences Inc	N/A	9		$1	$70.00	06/24/2019	—	—	—
Call - Gilead Sciences Inc	N/A	9		$1	$72.50	07/22/2019	—	—	—
Call - H&R Block Inc	N/A	30		$3	$27.00	07/22/2019	(2)	(3)	(1)
Call - H&R Block Inc	N/A	15		$2	$30.00	06/24/2019	—	—	—
Call - Hewlett Packard Enterprise	N/A	25		$3	$18.00	08/19/2019	(1)	—	1
Co
Call - Hewlett Packard Enterprise	N/A	50		$5	$16.00	06/24/2019	(1)	—	1
Co
Call - Home Depot Inc/The	N/A	3		$—	$195.00	06/24/2019	—	—	—
Call - Home Depot Inc/The	N/A	3		$—	$220.00	06/24/2019	—	—	—
Call - Honeywell International Inc	N/A	1		$—	$180.00	09/23/2019	—	—	—
Call - Honeywell International Inc	N/A	1		$—	$160.00	06/24/2019	(1)	(1)	—
Call - HP Inc	N/A	20		$2	$22.00	06/24/2019	—	—	—
Call - HP Inc	N/A	44		$4	$21.00	06/24/2019	(1)	—	1
Call - Illinois Tool Works Inc	N/A	2		$—	$155.00	06/24/2019	—	—	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Options (continued)

							Upfront		Unrealized
		Contracts/					Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares Notional Amount Exercise Price Expiration Date (Premiums) Fair Value (Depreciation)
Call - Illinois Tool Works Inc	N/A	2	$—	$170.00	09/23/2019	$	— $	— $	—
Call - Illinois Tool Works Inc	N/A	2	$—	$170.00	06/24/2019		—	—	—
Call - Intuit Inc	N/A	3	$—	$260.00	06/24/2019		(1)	—	1
Call - Intuit Inc	N/A	1	$—	$280.00	07/22/2019		—	—	—
Call - Johnson & Johnson	N/A	3	$—	$145.00	07/22/2019		—	—	—
Call - Johnson & Johnson	N/A	6	$1	$145.00	06/24/2019		—	—	—
Call - JPMorgan Chase & Co	N/A	3	$—	$120.00	06/24/2019		—	—	—
Call - JPMorgan Chase & Co	N/A	3	$—	$120.00	07/22/2019		—	—	—
Call - JPMorgan Chase & Co	N/A	3	$—	$110.00	06/24/2019		(1)	—	1
Call - Kohl's Corp	N/A	13	$1	$70.00	06/24/2019		(1)	—	1
Call - Kohl's Corp	N/A	6	$1	$77.50	07/22/2019		(1)	—	1
Call - Lamar Advertising Co	N/A	7	$1	$85.00	06/24/2019		—	—	—
Call - LPL Financial Holdings Inc	N/A	7	$1	$90.00	07/22/2019		—	—	—
Call - LyondellBasell Industries NV	N/A	10	$1	$90.00	09/23/2019		(2)	(1)	1
Call - LyondellBasell Industries NV	N/A	5	$1	$85.00	06/24/2019		—	—	—
Call - Mastercard Inc	N/A	1	$—	$250.00	06/24/2019		(1)	(1)	—
Call - Mastercard Inc	N/A	1	$—	$265.00	07/22/2019		—	—	—
Call - McKesson Corp	N/A	2	$—	$135.00	06/24/2019		—	—	—
Call - McKesson Corp	N/A	2	$—	$140.00	08/19/2019		—	—	—
Call - McKesson Corp	N/A	2	$—	$130.00	06/24/2019		—	—	—
Call - Merck & Co Inc	N/A	5	$1	$82.50	06/24/2019		—	—	—
Call - Merck & Co Inc	N/A	5	$1	$85.00	07/22/2019		—	—	—
Call - Merck & Co Inc	N/A	5	$1	$85.00	06/24/2019		(1)	—	1
Call - MetLife Inc	N/A	8	$1	$50.00	07/22/2019		—	—	—
Call - MetLife Inc	N/A	17	$2	$50.00	06/24/2019		—	—	—
Call - Microsoft Corp	N/A	3	$—	$135.00	06/24/2019		—	—	—
Call - Microsoft Corp	N/A	3	$—	$130.00	06/24/2019		—	—	—
Call - Microsoft Corp	N/A	3	$—	$135.00	07/22/2019		—	—	—
Call - Molson Coors Brewing Co	N/A	20	$2	$62.50	07/22/2019		(1)	—	1
Call - Morgan Stanley	N/A	1	$—	$52.50	06/24/2019		—	—	—
Call - Morgan Stanley	N/A	2	$—	$47.00	06/24/2019		—	—	—
Call - Nexstar Media Group Inc	N/A	5	$1	$130.00	08/19/2019		(1)	—	1
Call - Nexstar Media Group Inc	N/A	5	$1	$115.00	06/24/2019		—	—	—
Call - Occidental Petroleum Corp	N/A	8	$1	$60.00	08/19/2019		—	—	—
Call - Omnicom Group Inc	N/A	5	$1	$82.50	06/24/2019		—	—	—
Call - Omnicom Group Inc	N/A	5	$1	$90.00	07/22/2019		—	—	—
Call - Omnicom Group Inc	N/A	5	$1	$87.50	07/22/2019		(1)	—	1
Call - PACCAR Inc	N/A	9	$1	$72.50	06/24/2019		(1)	—	1
Call - PACCAR Inc	N/A	8	$1	$75.00	08/19/2019		(1)	—	1
Call - Paychex Inc	N/A	9	$1	$85.00	06/24/2019		(1)	(2)	(1)
Call - Paychex Inc	N/A	4	$—	$90.00	06/24/2019		—	—	—
Call - Plains GP Holdings LP	N/A	24	$2	$26.00	06/24/2019		—	—	—
Call - Plains GP Holdings LP	N/A	23	$2	$27.00	08/19/2019		(1)	—	1
Call - PPL Corp	N/A	13	$1	$31.00	06/24/2019		—	—	—
Call - PPL Corp	N/A	13	$1	$33.00	07/22/2019		—	—	—
Call - PPL Corp	N/A	12	$1	$34.00	07/22/2019		(1)	—	1
Call - Prudential Financial Inc	N/A	6	$1	$115.00	06/24/2019		—	—	—
Call - Prudential Financial Inc	N/A	6	$1	$105.00	06/24/2019		—	—	—
Call - QUALCOMM Inc	N/A	6	$1	$87.50	06/24/2019		—	—	—
Call - QUALCOMM Inc	N/A	2	$—	$90.00	07/22/2019		—	—	—
Call - Russell 1000 Index	N/A	1	$—	$1,480.00	07/22/2019		(4)	(5)	(1)
Call - Russell 1000 Index	N/A	1	$—	$1,395.00	07/22/2019		(2)	(2)	—
Call - Russell 1000 Index	N/A	1	$—	$1,435.00	06/24/2019		(2)	(2)	—
Call - S&P 500 Index	N/A	1	$—	$2,795.00	07/22/2019		(6)	(9)	(3)
Call - S&P 500 Index	N/A	1	$—	$2,710.00	06/24/2019		(3)	(3)	—
Call - S&P 500 Index	N/A	1	$—	$2,680.00	07/22/2019		(4)	(4)	—
Call - Sinclair Broadcast Group Inc	N/A	21	$2	$65.00	06/24/2019		—	—	—
Call - Sirius XM Holdings Inc	N/A	118	$12	$6.00	06/24/2019		—	—	—
Call - Southern Co/The	N/A	6	$1	$55.00	08/19/2019		(1)	(1)	—
Call - Southern Co/The	N/A	2	$—	$55.00	06/24/2019		—	—	—
Call - Southwest Airlines Co	N/A	11	$1	$55.00	06/24/2019		(1)	—	1
Call - Starbucks Corp	N/A	5	$1	$82.50	06/24/2019		—	—	—
Call - Starbucks Corp	N/A	5	$1	$85.00	07/22/2019		—	—	—
Call - Texas Instruments Inc	N/A	1	$—	$125.00	07/22/2019		—	—	—
Call - Texas Instruments Inc	N/A	3	$—	$115.00	06/24/2019		—	—	—
Call - Thermo Fisher Scientific Inc	N/A	4	$—	$280.00	06/24/2019		(1)	(1)	—
Call - United Parcel Service Inc	N/A	1	$—	$125.00	07/22/2019		—	—	—
Call - United Parcel Service Inc	N/A	1	$—	$105.00	06/24/2019		—	—	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Options (continued)

									Upfront		Unrealized
		Contracts/							Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price		Expiration Date		(Premiums)	Fair Value	(Depreciation)
Call - United Parcel Service Inc	N/A	1		$—		$120.00	06/24/2019	$	— $	— $	—
Call - UnitedHealth Group Inc	N/A	1		$—		$260.00	09/23/2019		(1)	(1)	—
Call - UnitedHealth Group Inc	N/A	1		$—		$250.00	06/24/2019		—	—	—
Call - Verizon Communications Inc	N/A	9		$1		$62.50	09/23/2019		(1)	—	1
Call - Visa Inc	N/A	2		$—		$170.00	06/24/2019		—	—	—
Call - Visa Inc	N/A	2		$—		$165.00	06/24/2019		—	—	—
Call - Walgreens Boots Alliance Inc	N/A	15		$2		$57.50	07/22/2019		—	—	—
Put - EURO STOXX 50 Price EUR	N/A	1	EUR	— EUR 3,350.00			07/22/2019		—	(1)	(1)
Index
Put - EURO STOXX 50 Price EUR	N/A	1	EUR	— EUR 3,275.00			07/22/2019		(1)	(1)	—
Index
Put - EURO STOXX 50 Price EUR	N/A	1	EUR	— EUR 3,050.00			07/22/2019		—	—	—
Index
Put - EURO STOXX 50 Price EUR	N/A	2	EUR	— EUR 3,175.00			06/24/2019		(1)	(1)	—
Index
Put - EURO STOXX 50 Price EUR	N/A	1	EUR	— EUR 3,300.00			07/22/2019		(1)	(1)	—
Index
Put - EURO STOXX 50 Price EUR	N/A	2	EUR	— EUR 3,275.00			06/24/2019		—	(1)	(1)
Index
Put - EURO STOXX 50 Price EUR	N/A	3	EUR	— EUR 3,225.00			06/24/2019		(1)	(1)	—
Index
Put - EURO STOXX 50 Price EUR	N/A	1	EUR	— EUR 3,250.00			07/22/2019		(1)	(1)	—
Index
Put - EURO STOXX 50 Price EUR	N/A	1	EUR	— EUR 3,300.00			07/22/2019		(2)	(1)	1
Index
Put - EURO STOXX 50 Price EUR	N/A	1	EUR	— EUR 3,225.00			07/22/2019		(1)	(1)	—
Index
Put - FTSE 100 Index	N/A	1	GBP	— GBP 6,800.00			07/22/2019		(1)	(1)	—
Put - FTSE 100 Index	N/A	1	GBP	— GBP 6,700.00			07/22/2019		—	—	—
Put - Intelsat SA	N/A	88		$9		$29.00	09/23/2019		(12)	(10)	2
Put - Intelsat SA	N/A	59		$6		$28.00	09/23/2019		(8)	(8)	—
Put - iShares Russell 2000 ETF	N/A	929		$93		$128.00	07/01/2019		(126)	(18)	108
Put - Russell 1000 Index	N/A	1		$—	$1,465.00		06/24/2019		(2)	(3)	(1)
Put - S&P 500 Index	N/A	1		$—	$2,775.00		06/24/2019		(3)	(6)	(3)
Put - S&P 500 Index	N/A	2		$—	$2,670.00		06/24/2019		(4)	(4)	—
Put - S&P 500 Index	N/A	1		$—	$2,690.00		07/22/2019		(4)	(5)	(1)
Put - S&P 500 Index	N/A	103		$10	$2,350.00		03/23/2020		(479)	(579)	(100)
Put - S&P 500 Index	N/A	60		$6	$2,425.00		09/23/2019		(342)	(152)	190
Put - S&P 500 Index	N/A	105		$11	$2,325.00		12/23/2019		(410)	(367)	43
Put - S&P 500 Index	N/A	68		$7	$2,175.00		06/24/2019		(276)	(1)	275
Put - S&P 500 Index	N/A	1		$—	$2,740.00		06/24/2019		(2)	(4)	(2)
Put - S&P 500 Index	N/A	1		$—	$2,680.00		06/24/2019		(2)	(2)	—
Put - S&P 500 Index	N/A	2		$—	$2,665.00		07/22/2019		(7)	(8)	(1)
Put - S&P 500 Index	N/A	2		$—	$2,740.00		07/22/2019		(7)	(12)	(5)
Put - S&P 500 Index	N/A	1		$—	$2,785.00		07/22/2019		(3)	(8)	(5)
Put - S&P 500 Index	N/A	1		$—	$2,730.00		07/22/2019		(4)	(6)	(2)
Put - S&P 500 Index	N/A	1		$—	$2,810.00		06/24/2019		(3)	(8)	(5)
Put - S&P 500 Index	N/A	1		$—	$2,655.00		06/24/2019		(2)	(2)	—
Put - S&P 500 Index	N/A	1		$—	$2,805.00		06/24/2019		(3)	(7)	(4)
Put - SPDR S&P 500 ETF Trust	N/A	199		$20		$232.00	07/01/2019		(41)	(2)	39
Call - AUD versus CAD	Goldman Sachs & Co	1AUD		2,046	AUD	0.98	12/12/2019		(31)	(5)	26
Call - EUR versus GBP	Barclays Bank PLC	1	EUR	2,388	EUR	0.93	06/14/2019		(49)	—	49
Call - EUR versus JPY	Barclays Bank PLC	1	EUR	3,581	EUR	131.50	12/12/2019		(108)	(6)	102
Call - EUR versus JPY	Citigroup Inc	1	EUR	3,895	EUR	126.00	11/12/2019		(57)	(23)	34
Call - EUR versus JPY	UBS AG	1	EUR	3,581	EUR	131.50	12/18/2019		(107)	(6)	101
Call - EUR versus SEK	Goldman Sachs & Co	1	EUR	3,892	EUR	10.60	07/31/2019		(42)	(39)	3
Call - NZD versus CAD	Goldman Sachs & Co	1NZD		1,535	NZD	0.94	12/13/2019		(20)	(3)	17
Call - NZD versus USD	Barclays Bank PLC	1NZD		3,895	NZD	0.68	07/11/2019		(20)	(3)	17
Call - USD versus CAD	Citigroup Inc	1		$3,895		$1.36	07/30/2019		(20)	(21)	(1)
Call - USD versus CLP	Bank of America NA	1		$3,432		$690.00	08/02/2019		(38)	(114)	(76)
Call - USD versus CLP	HSBC Securities Inc	1		$1,810		$670.00	06/12/2019		(20)	(101)	(81)
Call - USD versus KRW	Citigroup Inc	1		$2,145	$1,170.00		09/04/2019		(9)	(44)	(35)
Call - USD versus ZAR	HSBC Securities Inc	1		$7,285		$15.30	06/27/2019		(152)	(27)	125
Put - AUD versus CAD	Goldman Sachs & Co	1AUD		2,046	AUD	0.94	12/12/2019		(29)	(28)	1
Put - AUD versus USD	Citigroup Inc	1AUD		6,435	AUD	0.70	06/25/2019		(26)	(53)	(27)
Put - EUR versus JPY	Barclays Bank PLC	1	EUR	3,581	EUR	124.30	12/12/2019		(94)	(144)	(50)
Put - EUR versus JPY	UBS AG	1	EUR	3,581	EUR	124.00	12/18/2019		(87)	(139)	(52)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Options (continued)

								Upfront		Unrealized
		Contracts/						Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares		Notional Amount		Exercise Price	Expiration Date	(Premiums)	Fair Value	(Depreciation)
Put - EUR versus JPY	Citigroup Inc	1	EUR	3,895	EUR	121.00	11/12/2019	$(62)$	(83)$	(21)
Put - NZD versus CAD	Goldman Sachs & Co	1NZD		1,535	NZD	0.89	12/13/2019	(22)	(23)	(1)
Put - NZD versus JPY	Goldman Sachs & Co	1NZD		2,919	NZD	68.00	12/19/2019	(64)	(35)	29
Put - SEK versus JPY	Merrill Lynch	1	SEK	18,100	SEK	11.50	08/09/2019	(31)	(37)	(6)
Put - SEK versus JPY	Barclays Bank PLC	1	SEK	18,100	SEK	11.50	08/09/2019	(30)	(37)	(7)
Put - USD versus BRL	Morgan Stanley & Co	1		$390		$3.92	08/13/2019	(8)	(8)	—
Put - USD versus BRL	HSBC Securities Inc	1		$4,216		$3.92	08/13/2019	(44)	(86)	(42)
Put - USD versus KRW	Citigroup Inc	1		$2,145	$1,120.00		09/04/2019	(18)	(2)	16
Put - USD versus ZAR	Standard Chartered Hong	1		$2,571		$13.75	09/23/2019	(50)	(17)	33
	Kong
Put - USD versus ZAR	HSBC Securities Inc	1		$1,716		$13.90	09/23/2019	(22)	(15)	7
Put - USD versus ZAR	HSBC Securities Inc	1		$2,143		$13.75	09/23/2019	(27)	(14)	13
Put - USD versus ZAR	Goldman Sachs & Co	1		$4,285		$13.75	09/23/2019	(59)	(28)	31
Put - USD versus ZAR	Standard Chartered Hong	1		$2,337		$14.08	12/02/2019	(37)	(41)	(4)
	Kong
Call - 90 Day Eurodollar Future;	N/A	49		$123		$97.25	12/16/2019	(28)	(86)	(58)
December 2023
Call - 90 Day Eurodollar Future;	N/A	132		$330		$97.38	06/18/2019	(15)	(51)	(36)
June 2019
Call - 90 Day Eurodollar Future;	N/A	23		$58		$98.13	03/17/2020	(3)	(14)	(11)
March 2020
Call - 90 Day Eurodollar Future;	N/A	12		$30		$98.00	09/16/2019	(3)	(10)	(7)
September 2021
Call - Euro Bund 10 Year Bund	N/A	16 EUR		16	EUR	172.50	08/26/2019	(9)	(11)	(2)
Future; September 2019
Call - Euro Bund 10 Year Bund	N/A	4	EUR	4	EUR	169.50	06/24/2019	(3)	(7)	(4)
Future; September 2019
Call - US 10 Year Note Future;	N/A	2		$2		$126.50	07/29/2019	(1)	(2)	(1)
September 2019
Call - US 10 Year Note Future;	N/A	1		$1		$126.00	06/24/2019	(1)	(1)	—
September 2019
Call - US 10 Year Note Future;	N/A	1		$1		$127.00	06/24/2019	(1)	(1)	—
September 2019
Call - US 10 Year Note Future;	N/A	1		$1		$127.00	07/29/2019	(1)	(1)	—
September 2019
Call - US 10 Year Note Future;	N/A	1		$1		$126.00	07/29/2019	(1)	(1)	—
September 2019
Call - US 10 Year Note Future;	N/A	15		$15		$126.00	06/24/2019	(4)	(16)	(12)
September 2019
Call - US 10 Year Note Future;	N/A	2		$2		$126.50	06/24/2019	(1)	(2)	(1)
September 2019
Call - US 2 Year Note Future;	N/A	79		$158		$107.13	08/26/2019	(29)	(65)	(36)
September 2019
Call - US 5 Year Note Future;	N/A	92		$92		$117.50	08/26/2019	(16)	(61)	(45)
September 2019
Call - US Long Bond Future;	N/A	1	EUR	1	EUR	170.50	06/24/2019	(1)	(1)	—
September 2019
Put - 90 Day Eurodollar Future;	N/A	1,714		$4,285		$97.50	12/16/2019	(212)	(75)	137
December 2020
Put - 90 Day Eurodollar Future;	N/A	49		$123		$97.25	12/16/2019	(32)	(1)	31
December 2023
Put - 90 Day Eurodollar Future;	N/A	37		$93		$97.50	06/17/2019	(1)	—	1
June 2020
Put - 90 Day Eurodollar Future;	N/A	252		$630		$97.00	06/17/2019	(13)	(2)	11
June 2021
Put - 90 Day Eurodollar Future;	N/A	214		$535		$97.38	07/15/2019	(5)	(1)	4
September 2020
Put - 90 Day Eurodollar Future;	N/A	325		$813		$97.00	09/16/2019	(24)	(2)	22
September 2021
Put - Euribor Future; June 2022	N/A	168 EUR		420	EUR	99.25	06/17/2019	(11)	—	11
Put - Euro Bund 10 Year Bund	N/A	117 EUR		117	EUR	167.50	08/26/2019	(44)	(39)	5
Future; September 2019
Put - Euro Bund 10 Year Bund	N/A	2	EUR	2	EUR	168.50	07/29/2019	(2)	(1)	1
Future; September 2019
Put - Euro Bund 10 Year Bund	N/A	2	EUR	2	EUR	170.00	06/24/2019	(1)	(1)	—
Future; September 2019

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Options (continued)

										Upfront	Unrealized
		Contracts/								Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares Notional Amount Exercise Price Expiration Date (Premiums) Fair Value									(Depreciation)
Put - Euro Bund 10 Year Bund	N/A	2		EUR	2	EUR	170.00	07/29/2019		$(2)$	(2)$	—
Future; September 2019
Put - Euro Bund 10 Year Bund	N/A	1			$1		$126.50	06/24/2019		(1)	(1)	—
Future; September 2019
Put - Euro Bund 10 Year Bund	N/A	2		EUR	2	EUR	167.50	07/29/2019		(1)	—	1
Future; September 2019
Put - Euro Bund 10 Year Bund	N/A	2			$2		$125.75	06/24/2019		(1)	(1)	—
Future; September 2019
Put - US 10 Year Note Future;	N/A	2			$2		$126.00	07/29/2019		(1)	(1)	—
September 2019
Put - US 10 Year Note Future;	N/A	5			$5		$125.50	07/29/2019		(3)	(2)	1
September 2019
Put - US 10 Year Note Future;	N/A	1			$1		$126.50	07/29/2019		(1)	(1)	—
September 2019
Put - US 10 Year Note Future;	N/A	3			$3		$125.00	07/29/2019		(1)	(1)	—
September 2019
Put - US 10 Year Note Future;	N/A	2		EUR	2	EUR	169.50	07/29/2019		(1)	(1)	—
September 2019
Put - US 10 Year Note Future;	N/A	156			$156		$123.00	06/24/2019		(27)	(3)	24
September 2019
Put - US 10 Year Note Future;	N/A	156			$156		$124.00	08/26/2019		(51)	(37)	14
September 2019
Put - US 10 Year Note Future;	N/A	60			$60		$127.00	08/26/2019		(54)	(62)	(8)
September 2019
Put - US 10 Year Note Future;	N/A	4			$4		$125.50	06/24/2019		(1)	(1)	—
September 2019
Put - US 10 Year Note Future;	N/A	156			$156		$123.50	06/24/2019		(30)	(3)	27
September 2019
Put - US 10 Year Note Future;	N/A	2			$2		$126.00	06/24/2019		(1)	(1)	—
September 2019
Put - US 5 Year Note Future;	N/A	45			$45		$115.75	07/29/2019		(9)	(5)	4
September 2019
Put - US 5 Year Note Future;	N/A	156			$156		$115.25	07/29/2019		(11)	(9)	2
September 2019
Total										$(3,871)$	(3,044)$	827
Amounts in thousands except contracts/shares.

Interest Rate Swaptions

			Pay/
			Receive							Upfront	Unrealized
Purchased Swaptions			Floating					Exercise Expiration		Payments/	Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate		Notional Amount			Rate	Date	(Premiums) Fair Value (Depreciation)
Call - 2 Year Interest Rate	Bank of America NA	3 Month KRW	Receive KRW			85,700,000		1.75% 03/16/2020		$183	$485	$302
Swap		Certificate of Deposit
Call - 3 Year Interest Rate	Bank of America NA	3 Month Johannesburg	Receive		ZAR		105,000	7.20% 11/08/2019		51	59	8
Swap		Interbank Agreed Rate
Total										$234	$544	$310
			Pay/
			Receive							Upfront	Unrealized
Written Swaptions			Floating					Exercise Expiration		Payments/	Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate		Notional Amount			Rate	Date	(Premiums) Fair Value (Depreciation)
Call - 10 Year Interest Rate	Bank of America NA	3 Month KRW	Receive KRW			12,855,000		1.70% 03/16/2020 $		(113)$	(303)	$(190)
Swap		Certificate of Deposit
Put - 10 Year Interest Rate	Bank of America NA	3 Month KRW	Pay			12,855,000		2.00% 03/16/2020		(70)	(20)	50
Swap		Certificate of Deposit
Total										$(183)$	(323)	$(140)
Amounts in thousands.

Futures Contracts

Description and Expiration Date		Type	Contracts				Notional Amount		Value and Unrealized Appreciation/(Depreciation)
3 Month Euro Swiss; March 2020		Long			1			$252	$			—
90 Day Eurodollar; December 2019		Long			218			53,358				595
90 Day Eurodollar; December 2019		Short			19			4,650				(17)
90 Day Eurodollar; December 2020		Long			22			5,407				41
90 Day Eurodollar; December 2021		Short			218			53,533				(795)

See accompanying notes.			98

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Futures Contracts (continued)

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2020	Short		317	$77,847	$(517)
90 Day Eurodollar; June 2020	Long		2,040	500,973	3,742
90 Day Eurodollar; March 2020	Short		22	5,396	(26)
90 Day Eurodollar; March 2021	Long		21	5,162	37
90 Day Eurodollar; March 2021	Short		50	12,291	(135)
90 Day Eurodollar; September 2019	Long		4	978	1
90 Day Eurodollar; September 2020	Long		19	4,670	33
90 Day Eurodollar; September 2021	Short		16	3,931	(18)
90 Day Short Sterling; December 2019	Long		75	11,753	15
90 Day Short Sterling; December 2020	Long		3	470	1
90 Day Short Sterling; June 2020	Short		97	15,209	(26)
90 Day Short Sterling; June 2020	Long		1,529	239,746	856
90 Day Short Sterling; June 2020	Long		35	5,488	9
90 Day Short Sterling; March 2020	Long		74	11,602	20
90 Day Short Sterling; March 2021	Long		3	470	2
90 Day Short Sterling; September 2019	Long		42	6,584	5
90 Day Short Sterling; September 2020	Long		3	470	1
AEX Index; June 2019	Long		16	1,931	(19)
Australia 10 Year Bond; June 2019	Long		24	2,364	63
Australia 10 Year Bond; June 2019	Long		76	7,486	280
Australia 10 Year Bond; June 2019	Long		239	23,540	647
Australia 3 Year Bond; June 2019	Long		32	2,540	27
CAC40 Index; June 2019	Long		7	406	(8)
CAC40 Index; June 2019	Long		173	10,021	(189)
Canada 10 Year Bond; September 2019	Short		38	4,016	(23)
Canada 10 Year Bond; September 2019	Long		262	27,691	294
Canadian Bank Acceptance; December 2019	Long		13	2,360	3
Canadian Bank Acceptance; December 2020	Long		7	1,274	4
Canadian Bank Acceptance; June 2020	Long		6	1,091	2
Canadian Bank Acceptance; June 2020	Short		141	25,642	(54)
Canadian Bank Acceptance; March 2020	Long		11	1,999	3
Canadian Bank Acceptance; September 2019	Short		170	30,842	(118)
Canadian Bank Acceptance; September 2019	Long		8	1,451	1
Canadian Bank Acceptance; September 2020	Long		88	16,013	39
DAX Index; June 2019	Long		29	9,497	(387)
DAX Index; June 2019	Short		6	1,965	(24)
DAX Index; June 2019	Short		4	1,310	56
DJ Euro Stoxx 50; June 2019	Short		357	13,061	(243)
DJ Euro Stoxx 50; June 2019	Long		113	4,134	(40)
DJ Euro Stoxx 50; June 2019	Long		405	14,818	(338)
E-Mini DJIA Index; June 2019	Short		38	4,716	173
E-Mini DJIA Index; June 2019	Long		1	124	(3)
eMini MSCI Emerging Markets; June 2019	Short		106	5,301	227
eMini MSCI Emerging Markets; June 2019	Short		1	50	—
Euribor; December 2019	Short		126	35,321	(51)
Euribor; December 2019	Short		7	1,962	(1)
Euribor; December 2020	Long		5	1,401	4
Euribor; December 2021	Long		126	35,259	280
Euribor; June 2020	Short		238	66,717	(61)
Euribor; June 2020	Long		1,019	285,649	741
Euribor; March 2020	Short		6	1,682	(1)
Euribor; March 2021	Long		3	840	2
Euribor; September 2019	Short		2	561	—
Euribor; September 2020	Long		6	1,682	4
Euro Bund 10 Year Bund; June 2019	Long		20	3,761	35
Euro Buxl 30 Year Bond; June 2019	Short		15	3,309	(224)
FTSE China A50 Index; June 2019	Short		13	163	(2)
FTSE China A50 Index; June 2019	Long		4	50	(1)
FTSE KLCI Index; June 2019	Short		10	196	(3)
FTSE/JSE Top 40; June 2019	Short		16	546	12
FTSE/MIB Index; June 2019	Long		3	332	(19)
FTSE100 Index; June 2019	Long		177	16,002	(409)
FTSE100 Index; June 2019	Short		24	2,170	25
FTSE100 Index; June 2019	Short		91	8,227	(138)
Hang Seng Index; June 2019	Long		63	10,735	(191)
Hang Seng Index; June 2019	Short		2	341	6
Hang Seng Index; June 2019	Short		2	341	5
HSCEI China Index; June 2019	Short		6	392	1
HSCEI China Index; June 2019	Short		2	131	—
IBEX 35 Index; June 2019	Long		12	1,203	(10)
See accompanying notes.		99

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Futures Contracts (continued)

Description and Expiration Date		Type	Contracts	Notional Amount				Value and Unrealized Appreciation/(Depreciation)
Japan 10 Year Bond TSE; June 2019		Short	1			$1,414		$			(4)
Japan Topix Index; June 2019		Short	11			1,529					95
Japan Topix Index; June 2019		Short	73			10,145					664
Japan Topix Index; June 2019		Short	199			27,656					1,728
Japan Topix Index; June 2019		Short	87			12,091					260
KOSPI 200 Index; June 2019		Short	10			553					13
Mex Bolsa Index; June 2019		Short	4			87					(1)
MSCI Singapore Index; June 2019		Short	22			559					10
MSCI Taiwan Index; June 2019		Long	4			152					3
Nasdaq 100 E-Mini; June 2019		Long	176			25,110					(1,582)
Nasdaq 100 E-Mini; June 2019		Long	6			856					(55)
Nikkei 225 OSE; June 2019		Short	28			5,307					249
Nikkei 225 OSE; June 2019		Short	1			189					7
Nikkei 225 OSE; June 2019		Long	15			2,843					(95)
OMXS30 Index; June 2019		Long	27			430					(20)
Russell 2000 Emini; June 2019		Short	385			28,230					1,670
Russell 2000 Emini; June 2019		Long	49			3,593					(243)
Russell 2000 Emini; June 2019		Short	14			1,027					14
S&P 500 Emini; June 2019		Long	58			7,983					(355)
S&P 500 Emini; June 2019		Short	85			11,699					443
S&P 500 Emini; June 2019		Short	125			17,204					14
S&P 500 Emini; June 2019		Short	55			7,570					126
S&P Mid 400 Emini; June 2019		Short	39			7,060					300
S&P/TSX 60 Index; June 2019		Long	21			2,986					(22)
SET50 Index; June 2019		Short	45			305					1
SGX CNX Nifty Index; June 2019		Short	13			310					—
SPI 200 Index; June 2019		Long	10			1,110					17
UK 10 Year Gilt; September 2019		Long	55			9,015					27
UK 10 Year Gilt; September 2019		Short	6			983					—
US 10 Year Note; September 2019		Short	3			380					(2)
US 10 Year Note; September 2019		Long	155			19,646					300
US 10 Year Note; September 2019		Short	181			22,942					(187)
US 10 Year Ultra Note; September 2019		Short	54			7,373					—
US 2 Year Note; September 2019		Long	23			4,937					12
US 5 Year Note; September 2019		Short	325			38,144					(290)
US Long Bond; September 2019		Long	543			83,469					2,515
US Ultra Bond; September 2019		Long	14			2,461					38
US Ultra Bond; September 2019		Short	20			3,516					2
Total								$			9,853

Amounts in thousands except contracts.

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept				Currency to Deliver				Asset	Liability
Bank of America NA	06/21/2019		$14,245		AUD			20,576	$	— $	(34)
Bank of America NA	06/21/2019	AUD	31,303	$				22,201		—	(478)
Bank of America NA	06/21/2019	AUD	18,514	$				12,772		76	—
Bank of America NA	06/21/2019		$38,341		AUD			54,179		744	—
Bank of America NA	06/21/2019		$5,046		GBP			3,995		—	(8)
Bank of America NA	06/21/2019		$99,544		GBP			76,273		3,043	—
Bank of America NA	06/21/2019	GBP	69,315	$				90,735		—	(3,037)
Bank of America NA	06/21/2019	CAD	2,612	$				1,928		6	—
Bank of America NA	06/21/2019	CAD	21,001	$				15,667		—	(121)
Bank of America NA	06/21/2019		$46,735		CAD			62,233		666	—
Bank of America NA	06/21/2019		$112,115		EUR			98,717		1,682	—
Bank of America NA	06/21/2019	EUR	6,817	$				7,611		15	—
Bank of America NA	06/21/2019		$10,376		EUR			9,289		—	(15)
Bank of America NA	06/21/2019	EUR	55,030	$				62,026		—	(465)
Bank of America NA	06/21/2019	JPY	7,983,256	$				72,591		1,191	—
Bank of America NA	06/21/2019		$61,081		JPY			6,742,625		—	(1,235)
Bank of America NA	06/21/2019		$384				MXN	7,543		—	—
Bank of America NA	06/21/2019		$4,086				MXN	78,822		76	—
Bank of America NA	06/21/2019	MXN	310,478	$				15,955		—	(159)
Bank of America NA	06/21/2019		$40,920				NZD	60,613		1,259	—
Bank of America NA	06/21/2019		$1,123				NZD	1,724		—	(5)
Bank of America NA	06/21/2019	NZD	41,582	$				28,336		—	(1,127)
Bank of America NA	06/21/2019	NZD	671	$				437		2	—
Bank of America NA	06/21/2019	CHF	13,550	$				13,396		163	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
Bank of America NA	06/21/2019	CHF	8,079		$8,125	$	— $	(41)
Bank of America NA	06/21/2019		$31,858	CHF	31,701		136	—
Bank of America NA	06/21/2019		$9,043	CHF	9,092		—	(55)
Bank of New York Mellon	06/03/2019	EUR	200		$222		1	—
Bank of New York Mellon	06/03/2019		$410	JPY	45,000		—	(5)
Bank of New York Mellon	06/14/2019		$1,330	EUR	1,112		87	—
Bank of New York Mellon	06/19/2019		$1,494	GBP	1,140		52	—
Bank of New York Mellon	06/19/2019	GBP	1,997		$2,636		—	(109)
Bank of New York Mellon	06/19/2019		$2,008	CAD	2,670		32	—
Bank of New York Mellon	06/19/2019	CAD	2,660		$1,990		—	(21)
Bank of New York Mellon	06/19/2019		$1,318	DKK	8,760		5	—
Bank of New York Mellon	06/19/2019		$10,839	EUR	9,550		157	—
Bank of New York Mellon	06/19/2019		$1,620	EUR	1,450		—	(2)
Bank of New York Mellon	06/19/2019	HKD	3,132		$400		—	—
Bank of New York Mellon	06/19/2019	HKD	868		$111		—	—
Bank of New York Mellon	06/19/2019		$510	HKD	4,000		—	—
Bank of New York Mellon	06/19/2019	JPY	300,000		$2,731		41	—
Bank of New York Mellon	06/19/2019		$18,954	JPY	2,091,000		—	(368)
Bank of New York Mellon	06/19/2019		$3,194	NOK	27,300		72	—
Bank of New York Mellon	06/19/2019		$29	NOK	250		—	—
Bank of New York Mellon	06/19/2019		$3,208	CHF	3,200		7	—
Bank of New York Mellon	06/19/2019	CHF	600		$596		4	—
Bank of New York Mellon	06/19/2019		$50	CHF	50		—	—
Bank of New York Mellon	06/19/2019	CHF	1,200		$1,211		—	(10)
Bank of New York Mellon	06/20/2019		$9,200	JPY	1,000,000		—	(41)
Bank of New York Mellon	06/28/2019	ZAR	3,524		$245		—	(4)
Bank of New York Mellon	06/28/2019		$614	ZAR	8,866		7	—
Bank of New York Mellon	07/18/2019		$4,060	GBP	3,100		133	—
Bank of New York Mellon	07/18/2019	EUR	415		$466		—	(1)
Bank of New York Mellon	07/18/2019		$4,138	EUR	3,658		37	—
Bank of New York Mellon	07/31/2019		$2,050	EUR	1,813		15	—
Bank of New York Mellon	07/31/2019	EUR	1,813		$2,035		—	—
Bank of New York Mellon	08/14/2019		$3,016	EUR	2,578		119	—
Bank of New York Mellon	09/20/2019	EUR	1,857		$2,099		—	(7)
Bank of New York Mellon	09/20/2019		$20,924	EUR	18,350		245	—
Bank of New York Mellon	09/20/2019		$5,306	CHF	5,202		55	—
Bank of New York Mellon	10/04/2019		$3,407	EUR	2,991		33	—
Bank of New York Mellon	03/13/2020		$7,542	EUR	6,475		150	—
Barclays Bank PLC	06/03/2019		$779	CAD	1,053		—	—
Barclays Bank PLC	06/03/2019		$3,755	CAD	5,086		—	(8)
Barclays Bank PLC	06/03/2019	CAD	1,582		$1,169		2	—
Barclays Bank PLC	06/03/2019		$5,654	EUR	5,071		—	(11)
Barclays Bank PLC	06/03/2019	EUR	779		$874		—	(4)
Barclays Bank PLC	06/03/2019	EUR	7,408		$8,251		25	—
Barclays Bank PLC	06/03/2019		$3,495	EUR	3,116		14	—
Barclays Bank PLC	06/03/2019		$3,116	JPY	341,695		—	(37)
Barclays Bank PLC	06/03/2019	JPY	341,695		$3,144		9	—
Barclays Bank PLC	06/03/2019	MXN	16,745		$872		—	(18)
Barclays Bank PLC	06/03/2019		$874	MXN	16,666		24	—
Barclays Bank PLC	06/03/2019		$4	MXN	79		—	—
Barclays Bank PLC	06/03/2019	NOK	7,585		$865		2	—
Barclays Bank PLC	06/03/2019	NOK	20,934		$2,392		—	—
Barclays Bank PLC	06/03/2019		$3,253	NOK	28,519		—	(6)
Barclays Bank PLC	06/03/2019	SEK	24,956		$2,631		—	—
Barclays Bank PLC	06/03/2019		$2,604	SEK	24,956		—	(27)
Barclays Bank PLC	06/03/2019	TRY	760		$125		5	—
Barclays Bank PLC	06/03/2019		$128	TRY	760		—	(2)
Barclays Bank PLC	06/04/2019	EUR	1,122		$1,253		—	—
Barclays Bank PLC	06/04/2019		$434	EUR	390		—	(1)
Barclays Bank PLC	06/04/2019		$436	EUR	390		1	—
Barclays Bank PLC	06/04/2019		$2,337	JPY	253,847		—	(6)
Barclays Bank PLC	06/04/2019	MXN	16,097		$826		—	(5)
Barclays Bank PLC	06/04/2019	MXN	49,632		$2,525		7	—
Barclays Bank PLC	06/04/2019		$3,331	MXN	65,444		—	(8)
Barclays Bank PLC	06/04/2019		$1,253	NOK	10,986		—	(2)
Barclays Bank PLC	06/04/2019	NOK	7,616		$870		—	—
Barclays Bank PLC	06/06/2019		$9,378	CLP	6,697,109		—	(61)
Barclays Bank PLC	06/06/2019	CLP	11,942,218		$18,019		—	(1,188)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Barclays Bank PLC	06/06/2019		$8,641	CLP	5,949,008	$257	$—
Barclays Bank PLC	06/06/2019	EUR	430		$482	—	(2)
Barclays Bank PLC	06/07/2019		$1,618	AUD	2,337	—	(3)
Barclays Bank PLC	06/07/2019	GBP	2,096		$2,666	—	(16)
Barclays Bank PLC	06/07/2019		$983	GBP	779	—	(2)
Barclays Bank PLC	06/07/2019	GBP	330		$431	—	(14)
Barclays Bank PLC	06/07/2019		$247	GBP	190	7	—
Barclays Bank PLC	06/07/2019	GBP	1,720		$2,170	5	—
Barclays Bank PLC	06/07/2019		$4,103	GBP	3,234	13	—
Barclays Bank PLC	06/07/2019	CAD	2,092		$1,547	1	—
Barclays Bank PLC	06/07/2019		$6,218	CAD	8,364	29	—
Barclays Bank PLC	06/07/2019	CAD	7,213		$5,362	—	(25)
Barclays Bank PLC	06/07/2019		$201	CAD	272	—	—
Barclays Bank PLC	06/07/2019		$6,734	EUR	6,037	—	(12)
Barclays Bank PLC	06/07/2019	EUR	3,116		$3,496	—	(14)
Barclays Bank PLC	06/07/2019		$1,532	EUR	1,363	9	—
Barclays Bank PLC	06/07/2019	EUR	9,550		$10,644	27	—
Barclays Bank PLC	06/07/2019		$875	MXN	16,679	24	—
Barclays Bank PLC	06/07/2019	MXN	16,753		$878	—	(24)
Barclays Bank PLC	06/07/2019	NZD	3,268		$2,130	8	—
Barclays Bank PLC	06/07/2019	NOK	42,564		$4,865	—	(1)
Barclays Bank PLC	06/07/2019		$4,772	NOK	41,825	—	(8)
Barclays Bank PLC	06/07/2019	NOK	19,785		$2,257	4	—
Barclays Bank PLC	06/07/2019		$1,168	NOK	10,221	—	—
Barclays Bank PLC	06/07/2019		$1,558	CHF	1,563	—	(3)
Barclays Bank PLC	06/07/2019	CHF	1,566		$1,558	6	—
Barclays Bank PLC	06/10/2019		$2,053	GBP	1,593	39	—
Barclays Bank PLC	06/10/2019	GBP	1,443		$1,865	—	(40)
Barclays Bank PLC	06/10/2019	GBP	507		$640	1	—
Barclays Bank PLC	06/10/2019	CNH	57,753		$8,591	—	(262)
Barclays Bank PLC	06/10/2019		$9,445	CNH	63,450	294	—
Barclays Bank PLC	06/10/2019	EUR	1,918		$2,152	—	(8)
Barclays Bank PLC	06/10/2019		$5,968	EUR	5,313	29	—
Barclays Bank PLC	06/10/2019		$803	EUR	720	—	(2)
Barclays Bank PLC	06/10/2019	JPY	28,350		$255	7	—
Barclays Bank PLC	06/10/2019		$9,210	JPY	1,019,641	—	(204)
Barclays Bank PLC	06/10/2019	JPY	714,538		$6,506	91	—
Barclays Bank PLC	06/10/2019	NZD	592		$385	2	—
Barclays Bank PLC	06/10/2019	NZD	6,349		$4,200	—	(46)
Barclays Bank PLC	06/10/2019		$2,288	NZD	3,476	14	—
Barclays Bank PLC	06/10/2019		$282	NZD	432	—	(1)
Barclays Bank PLC	06/10/2019		$6,045	KRW	7,074,782	100	—
Barclays Bank PLC	06/10/2019	KRW	6,080,482		$5,118	—	(9)
Barclays Bank PLC	06/10/2019	KRW	464,841		$390	1	—
Barclays Bank PLC	06/10/2019	SEK	29,569		$3,092	27	—
Barclays Bank PLC	06/10/2019		$2,647	SEK	25,343	—	(26)
Barclays Bank PLC	06/11/2019	AUD	5,394		$3,781	—	(39)
Barclays Bank PLC	06/11/2019		$2,234	AUD	3,238	—	(13)
Barclays Bank PLC	06/11/2019	AUD	5,556		$3,844	11	—
Barclays Bank PLC	06/11/2019		$1,654	AUD	2,378	4	—
Barclays Bank PLC	06/11/2019	MXN	25,492		$1,324	—	(25)
Barclays Bank PLC	06/11/2019	MXN	8,418		$428	1	—
Barclays Bank PLC	06/11/2019		$2,758	MXN	53,098	52	—
Barclays Bank PLC	06/11/2019		$4,559	MXN	90,460	—	(51)
Barclays Bank PLC	06/11/2019		$2,814	NOK	24,657	—	(4)
Barclays Bank PLC	06/11/2019		$1,774	NOK	15,461	7	—
Barclays Bank PLC	06/11/2019	NOK	9,276		$1,058	2	—
Barclays Bank PLC	06/11/2019	NOK	45,258		$5,193	—	(20)
Barclays Bank PLC	06/11/2019	ZAR	39,292		$2,750	—	(55)
Barclays Bank PLC	06/11/2019		$3,415	ZAR	49,395	26	—
Barclays Bank PLC	06/11/2019	ZAR	9,151		$623	5	—
Barclays Bank PLC	06/13/2019		$686	CLP	456,284	43	—
Barclays Bank PLC	06/13/2019	CLP	456,868		$686	—	(42)
Barclays Bank PLC	06/13/2019	CNH	84,511		$12,429	—	(241)
Barclays Bank PLC	06/13/2019		$11,573	CNH	78,220	292	—
Barclays Bank PLC	06/14/2019	EUR	2,601		$2,905	3	—
Barclays Bank PLC	06/14/2019		$2,905	PLN	11,174	—	(12)
Barclays Bank PLC	06/14/2019		$389	KRW	458,258	4	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Barclays Bank PLC	06/14/2019	KRW	464,498		$389	$1	$—
Barclays Bank PLC	06/17/2019		$291	BRL	1,132	3	—
Barclays Bank PLC	06/17/2019	BRL	1,140		$291	—	(1)
Barclays Bank PLC	06/24/2019	EUR	2,337		$2,615	—	—
Barclays Bank PLC	06/24/2019		$2,615	SEK	24,883	—	(13)
Barclays Bank PLC	06/26/2019		$487	IDR	6,988,086	—	—
Barclays Bank PLC	06/26/2019	IDR	6,953,058		$487	—	(2)
Barclays Bank PLC	06/27/2019	THB	40,648		$1,285	—	—
Barclays Bank PLC	06/27/2019		$1,286	THB	40,538	4	—
Barclays Bank PLC	06/28/2019		$4,189	EUR	3,736	8	—
Barclays Bank PLC	06/28/2019		$657	IDR	9,449,529	—	(1)
Barclays Bank PLC	06/28/2019	IDR	9,791,272		$657	25	—
Barclays Bank PLC	06/28/2019	JPY	457,948		$4,189	46	—
Barclays Bank PLC	06/28/2019		$8,403	ZAR	122,600	8	—
Barclays Bank PLC	06/28/2019		$1,029	ZAR	14,731	20	—
Barclays Bank PLC	06/28/2019	ZAR	14,743		$1,029	—	(19)
Barclays Bank PLC	07/03/2019		$3,170	KRW	3,769,446	—	(5)
Barclays Bank PLC	07/03/2019	TRY	760		$127	2	—
Barclays Bank PLC	07/08/2019	MYR	6,457		$1,558	—	(13)
Barclays Bank PLC	07/08/2019		$8,978	PHP	475,344	—	(118)
Barclays Bank PLC	07/08/2019	PHP	13,810		$265	—	(1)
Barclays Bank PLC	07/08/2019	PHP	459,345		$8,714	76	—
Barclays Bank PLC	07/12/2019		$8,696	THB	276,831	—	(61)
Barclays Bank PLC	07/12/2019		$1,169	THB	36,761	6	—
Barclays Bank PLC	07/12/2019	THB	128,644		$4,053	16	—
Barclays Bank PLC	07/15/2019		$2,197	EUR	1,952	9	—
Barclays Bank PLC	07/15/2019	EUR	4,301		$4,883	—	(62)
Barclays Bank PLC	07/15/2019		$526	EUR	470	—	(1)
Barclays Bank PLC	07/16/2019	BRL	2,604		$680	—	(18)
Barclays Bank PLC	07/16/2019		$680	BRL	2,640	9	—
Barclays Bank PLC	07/16/2019		$6,757	JPY	738,984	—	(87)
Barclays Bank PLC	07/16/2019	JPY	1,577,940		$14,321	293	—
Barclays Bank PLC	07/17/2019		$701	ARS	33,828	—	(4)
Barclays Bank PLC	07/17/2019	ARS	32,182		$646	25	—
Barclays Bank PLC	07/17/2019	ARS	34,716		$701	23	—
Barclays Bank PLC	07/17/2019		$645	ARS	31,149	—	(4)
Barclays Bank PLC	07/24/2019		$1,716	MYR	7,113	15	—
Barclays Bank PLC	07/24/2019	MYR	7,151		$1,716	—	(6)
Barclays Bank PLC	07/29/2019	CNH	6,530		$969	—	(28)
Barclays Bank PLC	07/29/2019		$963	CNH	6,498	26	—
Barclays Bank PLC	07/29/2019		$970	EUR	858	7	—
Barclays Bank PLC	07/29/2019	EUR	858		$963	—	—
Barclays Bank PLC	08/01/2019	CNH	57,153		$8,383	—	(144)
Barclays Bank PLC	08/01/2019		$1,349	CNH	9,360	—	—
Barclays Bank PLC	08/01/2019		$8,740	CNH	59,747	127	—
Barclays Bank PLC	08/01/2019	CNH	25,689		$3,701	2	—
Barclays Bank PLC	08/01/2019	EUR	1,030		$1,153	3	—
Barclays Bank PLC	08/01/2019		$8,961	EUR	7,848	151	—
Barclays Bank PLC	08/01/2019		$3,124	EUR	2,787	—	(4)
Barclays Bank PLC	08/01/2019	EUR	7,848		$8,936	—	(126)
Barclays Bank PLC	08/02/2019	BRL	36,534		$9,211	54	—
Barclays Bank PLC	08/05/2019	CLP	964,514		$1,357	2	—
Barclays Bank PLC	08/05/2019		$1,357	CLP	964,514	—	(2)
Barclays Bank PLC	08/05/2019		$858	ZAR	12,516	5	—
Barclays Bank PLC	08/05/2019	ZAR	12,435		$858	—	(10)
Barclays Bank PLC	08/08/2019	CNH	2,703		$390	—	—
Barclays Bank PLC	08/08/2019	CNH	19,367		$2,808	—	(16)
Barclays Bank PLC	08/08/2019		$1,948	CNH	13,325	27	—
Barclays Bank PLC	08/12/2019		$7,481	CNH	51,997	—	(13)
Barclays Bank PLC	08/12/2019		$30,072	CNH	206,242	347	—
Barclays Bank PLC	08/12/2019	CNH	107,848		$15,515	29	—
Barclays Bank PLC	08/12/2019	CNH	88,852		$12,967	—	(161)
Barclays Bank PLC	08/16/2019	EUR	9,115		$10,294	—	(50)
Barclays Bank PLC	08/16/2019		$10,293	RON	43,897	—	(30)
Barclays Bank PLC	08/20/2019		$584	CNH	4,055	—	—
Barclays Bank PLC	08/20/2019	CNH	9,467		$1,363	1	—
Barclays Bank PLC	08/20/2019	CNH	13,506		$1,947	—	(1)
Barclays Bank PLC	08/20/2019		$779	PHP	40,913	—	(1)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
Barclays Bank PLC	08/22/2019		$3,895	PHP	206,396	$	— $	(39)
Barclays Bank PLC	08/23/2019	PLN	5,325		$1,382		11	—
Barclays Bank PLC	08/26/2019	MYR	3,800		$905		3	—
Barclays Bank PLC	08/28/2019	MYR	55,637		$13,254		45	—
Barclays Bank PLC	09/04/2019	CLP	5,739,330		$8,022		65	—
Barclays Bank PLC	09/05/2019		$429	KRW	489,060		16	—
Barclays Bank PLC	09/05/2019	KRW	2,453,790		$2,189		—	(117)
Barclays Bank PLC	11/20/2019		$1,364	CNH	9,482		—	—
Barclays Bank PLC	11/20/2019	CNH	4,064		$584		—	—
Barclays Bank PLC	11/20/2019		$1,948	CNH	13,521		3	—
BMO Capital Markets	06/19/2019		$2,268	GBP	1,708		107	—
Citigroup Inc	06/07/2019	SEK	1,945		$204		1	—
Citigroup Inc	06/19/2019	AUD	1,109		$766		3	—
Citigroup Inc	06/19/2019		$3,577	AUD	5,174		—	(14)
Citigroup Inc	06/19/2019	AUD	23,972		$17,097		—	(462)
Citigroup Inc	06/19/2019		$12,736	AUD	17,938		288	—
Citigroup Inc	06/19/2019	BRL	14,247		$3,571		56	—
Citigroup Inc	06/19/2019	BRL	13,027		$3,354		—	(38)
Citigroup Inc	06/19/2019		$10,273	BRL	39,075		326	—
Citigroup Inc	06/19/2019		$582	BRL	2,307		—	(5)
Citigroup Inc	06/19/2019	GBP	40		$50		—	—
Citigroup Inc	06/19/2019		$7,064	GBP	5,411		219	—
Citigroup Inc	06/19/2019	GBP	5,944		$7,827		—	(307)
Citigroup Inc	06/19/2019		$211	GBP	167		—	—
Citigroup Inc	06/19/2019		$319	CAD	431		—	—
Citigroup Inc	06/19/2019	CAD	20,155		$15,202		—	(283)
Citigroup Inc	06/19/2019	CAD	101		$75		—	—
Citigroup Inc	06/19/2019		$13,376	CAD	17,842		169	—
Citigroup Inc	06/19/2019		$1,671	CLP	1,119,773		93	—
Citigroup Inc	06/19/2019	CLP	764,371		$1,123		—	(46)
Citigroup Inc	06/19/2019	CLP	44,425		$63		—	—
Citigroup Inc	06/19/2019	CNY	6,903		$1,025		—	(26)
Citigroup Inc	06/19/2019		$2,818	CNY	18,921		79	—
Citigroup Inc	06/19/2019	CNY	9,014		$1,301		4	—
Citigroup Inc	06/19/2019	COP	399,613		$123		—	(5)
Citigroup Inc	06/19/2019		$152	COP	488,094		8	—
Citigroup Inc	06/19/2019		$506	CZK	11,500		8	—
Citigroup Inc	06/19/2019	CZK	11,500		$506		—	(8)
Citigroup Inc	06/19/2019		$34,670	EUR	30,341		734	—
Citigroup Inc	06/19/2019	EUR	2,542		$2,838		5	—
Citigroup Inc	06/19/2019	EUR	24,934		$28,196		—	(307)
Citigroup Inc	06/19/2019	HKD	22,006		$2,813		—	(5)
Citigroup Inc	06/19/2019		$1,600	HKD	12,552		—	(1)
Citigroup Inc	06/19/2019	HKD	2,528		$322		—	—
Citigroup Inc	06/19/2019		$1,070	HKD	8,381		1	—
Citigroup Inc	06/19/2019		$11	HUF	3,065		—	—
Citigroup Inc	06/19/2019		$1,667	HUF	463,511		71	—
Citigroup Inc	06/19/2019	HUF	120,541		$413		2	—
Citigroup Inc	06/19/2019	HUF	305,855		$1,078		—	(25)
Citigroup Inc	06/19/2019	INR	191,824		$2,670		80	—
Citigroup Inc	06/19/2019		$182	INR	12,675		—	—
Citigroup Inc	06/19/2019	INR	4,495		$64		—	—
Citigroup Inc	06/19/2019		$1,553	INR	108,725		—	(6)
Citigroup Inc	06/19/2019	IDR	7,692,398		$540		—	(3)
Citigroup Inc	06/19/2019	IDR	6,947,546		$482		3	—
Citigroup Inc	06/19/2019		$881	IDR	12,735,419		—	(8)
Citigroup Inc	06/19/2019		$134	IDR	1,904,525		1	—
Citigroup Inc	06/19/2019	ILS	14,130		$3,927		—	(25)
Citigroup Inc	06/19/2019		$3,948	ILS	14,171		34	—
Citigroup Inc	06/19/2019		$12,605	JPY	1,389,543		—	(235)
Citigroup Inc	06/19/2019	JPY	1,492,468		$13,574		217	—
Citigroup Inc	06/19/2019	MXN	56,178		$2,842		17	—
Citigroup Inc	06/19/2019		$10,587	MXN	203,939		208	—
Citigroup Inc	06/19/2019	MXN	225,268		$11,553		—	(88)
Citigroup Inc	06/19/2019		$709	MXN	14,014		—	(4)
Citigroup Inc	06/19/2019		$2,950	TWD	90,650		79	—
Citigroup Inc	06/19/2019	TWD	67,773		$2,189		—	(43)
Citigroup Inc	06/19/2019	TWD	5,719		$181		—	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Citigroup Inc	06/19/2019	NZD	239		$155	$1	$—
Citigroup Inc	06/19/2019		$282	NZD	432	—	(1)
Citigroup Inc	06/19/2019	NZD	16,183		$11,072	—	(483)
Citigroup Inc	06/19/2019		$10,829	NZD	16,002	358	—
Citigroup Inc	06/19/2019		$594	NOK	5,201	—	(1)
Citigroup Inc	06/19/2019		$5,092	NOK	43,688	96	—
Citigroup Inc	06/19/2019	NOK	47,134		$5,521	—	(131)
Citigroup Inc	06/19/2019	NOK	918		$105	—	—
Citigroup Inc	06/19/2019		$424	PHP	22,403	—	(5)
Citigroup Inc	06/19/2019	PHP	21,181		$403	3	—
Citigroup Inc	06/19/2019	PHP	5,527		$106	—	—
Citigroup Inc	06/19/2019		$1,729	PLN	6,640	—	(5)
Citigroup Inc	06/19/2019	PLN	3,552		$924	3	—
Citigroup Inc	06/19/2019	PLN	7,904		$2,081	—	(17)
Citigroup Inc	06/19/2019		$610	PLN	2,318	5	—
Citigroup Inc	06/19/2019	SGD	4,766		$3,536	—	(65)
Citigroup Inc	06/19/2019		$751	SGD	1,035	—	(3)
Citigroup Inc	06/19/2019		$2,628	SGD	3,553	41	—
Citigroup Inc	06/19/2019	SGD	125		$91	—	—
Citigroup Inc	06/19/2019		$462	ZAR	6,776	—	(2)
Citigroup Inc	06/19/2019	ZAR	7,987		$542	5	—
Citigroup Inc	06/19/2019	ZAR	37,825		$2,638	—	(45)
Citigroup Inc	06/19/2019		$2,836	ZAR	40,779	41	—
Citigroup Inc	06/19/2019	KRW	6,167,476		$5,360	—	(173)
Citigroup Inc	06/19/2019		$11,190	KRW	12,629,813	567	—
Citigroup Inc	06/19/2019		$323	KRW	385,304	—	(1)
Citigroup Inc	06/19/2019	KRW	3,780,623		$3,174	6	—
Citigroup Inc	06/19/2019	SEK	36,627		$3,814	52	—
Citigroup Inc	06/19/2019		$76	SEK	724	—	—
Citigroup Inc	06/19/2019	SEK	52,704		$5,698	—	(135)
Citigroup Inc	06/19/2019		$11,891	SEK	109,900	290	—
Citigroup Inc	06/19/2019	CHF	8,346		$8,419	—	(69)
Citigroup Inc	06/19/2019		$17,141	CHF	17,002	132	—
Citigroup Inc	06/19/2019	CHF	6,908		$6,871	40	—
Citigroup Inc	06/19/2019		$3,270	CHF	3,295	—	(27)
Citigroup Inc	06/19/2019	THB	2,830		$90	—	(1)
Citigroup Inc	06/19/2019		$90	THB	2,894	—	(1)
Citigroup Inc	06/19/2019	THB	64		$2	—	—
Citigroup Inc	06/28/2019	ZAR	122,600		$8,357	38	—
Citigroup Inc	06/28/2019	TRY	44,000		$7,269	189	—
Citigroup Inc	08/15/2019		$5,209	SGD	7,130	12	—
Citigroup Inc	09/18/2019		$1,153	AUD	1,662	—	(3)
Citigroup Inc	09/18/2019	AUD	4,764		$3,301	13	—
Citigroup Inc	09/18/2019	BRL	2,684		$663	15	—
Citigroup Inc	09/18/2019		$2,102	BRL	8,464	—	(37)
Citigroup Inc	09/18/2019	GBP	487		$621	—	(2)
Citigroup Inc	09/18/2019		$1,036	GBP	816	—	—
Citigroup Inc	09/18/2019		$2,608	GBP	2,043	13	—
Citigroup Inc	09/18/2019	GBP	162		$206	—	—
Citigroup Inc	09/18/2019		$83	CAD	111	—	—
Citigroup Inc	09/18/2019	CAD	7,450		$5,561	—	(35)
Citigroup Inc	09/18/2019	CAD	431		$320	—	—
Citigroup Inc	09/18/2019		$576	CAD	772	3	—
Citigroup Inc	09/18/2019	CNY	155		$22	—	—
Citigroup Inc	09/18/2019		$1,082	CNY	7,511	—	(1)
Citigroup Inc	09/18/2019		$217	CNY	1,502	—	—
Citigroup Inc	09/18/2019		$26	COP	88,482	—	—
Citigroup Inc	09/18/2019	CZK	5,400		$234	—	—
Citigroup Inc	09/18/2019	EUR	39		$44	—	—
Citigroup Inc	09/18/2019		$6,028	EUR	5,355	—	(5)
Citigroup Inc	09/18/2019	EUR	53		$60	—	—
Citigroup Inc	09/18/2019		$1,617	EUR	1,433	3	—
Citigroup Inc	09/18/2019	HKD	11,109		$1,418	1	—
Citigroup Inc	09/18/2019		$240	HKD	1,882	—	—
Citigroup Inc	09/18/2019		$422	HUF	122,401	—	(2)
Citigroup Inc	09/18/2019	INR	100,028		$1,415	5	—
Citigroup Inc	09/18/2019		$198	INR	14,000	—	(1)
Citigroup Inc	09/18/2019		$93	IDR	1,375,200	—	(1)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Citigroup Inc	09/18/2019	IDR	991,585		$67	$1	$—
Citigroup Inc	09/18/2019		$11	ILS	41	—	—
Citigroup Inc	09/18/2019		$189	JPY	20,627	—	(3)
Citigroup Inc	09/18/2019	JPY	331,966		$3,050	39	—
Citigroup Inc	09/18/2019	MXN	10,586		$528	3	—
Citigroup Inc	09/18/2019	MXN	74,604		$3,837	—	(97)
Citigroup Inc	09/18/2019		$45	MXN	904	—	—
Citigroup Inc	09/18/2019		$79	MXN	1,529	2	—
Citigroup Inc	09/18/2019		$362	TWD	11,438	—	(1)
Citigroup Inc	09/18/2019		$369	TWD	11,572	1	—
Citigroup Inc	09/18/2019	NZD	55		$36	—	—
Citigroup Inc	09/18/2019	NZD	220		$144	1	—
Citigroup Inc	09/18/2019		$429	NZD	658	—	(2)
Citigroup Inc	09/18/2019		$39	NZD	60	—	—
Citigroup Inc	09/18/2019		$96	NOK	837	—	—
Citigroup Inc	09/18/2019	NOK	182		$21	—	—
Citigroup Inc	09/18/2019		$64	NOK	558	—	—
Citigroup Inc	09/18/2019		$12	PHP	610	—	—
Citigroup Inc	09/18/2019	PHP	5,741		$108	1	—
Citigroup Inc	09/18/2019	PLN	5,133		$1,337	7	—
Citigroup Inc	09/18/2019		$97	SGD	133	—	—
Citigroup Inc	09/18/2019	SGD	1,035		$752	3	—
Citigroup Inc	09/18/2019	ZAR	694		$47	—	—
Citigroup Inc	09/18/2019		$678	ZAR	10,076	—	(5)
Citigroup Inc	09/18/2019		$358	ZAR	5,232	3	—
Citigroup Inc	09/18/2019	KRW	228,520		$194	—	(1)
Citigroup Inc	09/18/2019		$486	KRW	575,336	—	—
Citigroup Inc	09/18/2019		$3,398	KRW	4,034,763	—	(10)
Citigroup Inc	09/18/2019	KRW	449,521		$379	1	—
Citigroup Inc	09/18/2019		$3,720	SEK	35,489	—	(52)
Citigroup Inc	09/18/2019	SEK	31		$3	—	—
Citigroup Inc	09/18/2019	CHF	791		$793	5	—
Citigroup Inc	09/18/2019		$6,307	CHF	6,285	—	(36)
Citigroup Inc	09/18/2019	THB	2,829		$89	1	—
Citigroup Inc	09/23/2019		$765	CLP	536,551	9	—
Citigroup Inc	09/23/2019		$63	CLP	44,425	—	—
Credit Suisse	07/02/2019		$986	COP	3,330,000	1	—
Deutsche Bank AG	07/31/2019		$1,357	GBP	1,046	31	—
Deutsche Bank AG	07/31/2019		$462	EUR	412	—	—
Goldman Sachs & Co	06/19/2019		$10,935	EUR	9,602	195	—
HSBC Securities Inc	06/14/2019	EUR	3,196		$3,577	—	(4)
HSBC Securities Inc	06/28/2019		$15,423	PEN	51,900	93	—
HSBC Securities Inc	06/28/2019		$7,014	TRY	44,000	—	(444)
JPMorgan Chase	06/14/2019		$20,300	EUR	18,003	172	—
JPMorgan Chase	06/14/2019	EUR	80		$89	—	—
JPMorgan Chase	06/28/2019	BRL	28,800		$7,063	263	—
JPMorgan Chase	06/28/2019		$7,058	BRL	28,800	—	(268)
JPMorgan Chase	06/28/2019		$6,938	MXN	132,200	220	—
Merrill Lynch	06/03/2019		$127	PHP	6,605	—	—
Merrill Lynch	06/03/2019	PHP	9,345		$180	—	(1)
Merrill Lynch	06/03/2019		$53	PHP	2,740	—	—
Merrill Lynch	06/06/2019		$128	CZK	2,930	1	—
Merrill Lynch	06/06/2019	INR	22,005		$315	1	—
Merrill Lynch	06/06/2019		$336	INR	23,510	—	(1)
Merrill Lynch	06/06/2019	INR	1,505		$22	—	—
Merrill Lynch	06/06/2019		$81	PEN	270	1	—
Merrill Lynch	06/06/2019	PEN	1,025		$310	—	(7)
Merrill Lynch	06/07/2019	COP	165,035		$51	—	(2)
Merrill Lynch	06/07/2019		$128	KRW	149,010	3	—
Merrill Lynch	06/10/2019		$208	IDR	2,986,055	—	(1)
Merrill Lynch	06/10/2019	IDR	2,986,055		$209	—	—
Merrill Lynch	06/17/2019		$79	BRL	315	—	(1)
Merrill Lynch	06/18/2019		$398	CAD	530	6	—
Merrill Lynch	07/03/2019	PHP	6,605		$126	—	—
Merrill Lynch	07/08/2019	INR	23,510		$336	1	—
Merrill Lynch	07/10/2019	IDR	2,584,315		$179	1	—
Merrill Lynch	07/15/2019	NOK	18,155		$2,138	—	(59)
Morgan Stanley & Co	06/04/2019		$300	BRL	1,165	3	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept			Currency to Deliver				Asset	Liability
Morgan Stanley & Co		06/04/2019	BRL		925 $				231	$5			$—
Morgan Stanley & Co		06/04/2019	BRL		240 $				62	—			(1)
Morgan Stanley & Co		06/06/2019	ARS		2,160 $				47	1			—
Morgan Stanley & Co		06/06/2019	BRL		200 $				51	—			—
Morgan Stanley & Co		06/06/2019			$51	BRL			200	—			—
Morgan Stanley & Co		06/06/2019			$178	CLP			120,905	8			—
Morgan Stanley & Co		06/07/2019	MYR		320 $				76	—			—
Morgan Stanley & Co		06/07/2019			$77	MYR			320	1			—
Morgan Stanley & Co		06/10/2019			$79	CNY			535	2			—
Morgan Stanley & Co		06/10/2019			$52	RUB			3,400	—			—
Morgan Stanley & Co		06/10/2019	RUB		3,400 $				52	—			—
Morgan Stanley & Co		06/19/2019	CNH		2,685 $				400	—			(13)
Morgan Stanley & Co		06/19/2019			$2,118	CNH			14,262	61			—
Morgan Stanley & Co		06/19/2019			$28,449	JPY		3,146,892		—			(630)
Morgan Stanley & Co		06/19/2019			$150	KRW			179,019	—			(1)
Morgan Stanley & Co		06/19/2019			$249	KRW			280,875	13			—
Morgan Stanley & Co		06/19/2019	KRW	195,211	$				170	—			(6)
Morgan Stanley & Co		06/28/2019			$253	GBP			200	—			—
Morgan Stanley & Co		07/08/2019			$77	MYR			320	—			—
Morgan Stanley & Co		07/15/2019	MYR		8,735 $				2,123	—			(33)
Morgan Stanley & Co		07/31/2019			$5,997	ZAR			86,950	67			—
Morgan Stanley & Co		12/03/2019			$227	BRL			925	—			(5)
State Street Financial Global Markets		06/19/2019	JPY	427,400	$				3,859	90			—
UBS AG		06/06/2019			$996	NOK			8,700	2			—
UBS AG		06/06/2019			$649	CHF			660	—			(10)
UBS AG		06/06/2019	CHF		325 $				321	4			—
UBS AG		06/13/2019			$52	HUF			14,740	1			—
UBS AG		06/28/2019			$80	SGD			110	—			—
UBS AG		07/15/2019	HUF	397,285	$				1,400	—			(29)
Total										$19,427	$(16,033)
Amounts in thousands.

Credit Default Swaps

Buy Protection
		Implied Credit
		Spread as	(Pay)/						Upfront	Unrealized
		of May 31,	Receive Fixed	Payment				Notional	Payments/	Appreciation/	Fair Value
Counterparty	Reference Entity	2019 (a)	Rate	Frequency Maturity Date Amount (Receipts) (Depreciation) Asset ---- Liability
Bank of America NA	CDX.EM.100	N/A (1.00)%		Quarterly	06/20/2024			$5,150	$255	$5	$260		$—
Barclays Bank PLC	CDX.EM.100	N/A (1.00)%		Quarterly	06/20/2024			2,577	132	(2)	130		—
Barclays Bank PLC	ITRAXX.ASIA	N/A (1.00)%		Quarterly	06/20/2024		24,700		(298)	53	—		(245)
Citigroup Inc	ITRAXX.ASIA	N/A (1.00)%		Quarterly	06/20/2024			6,000	(90)	30	—		(60)
Citigroup Inc	Republic of South Africa	2.02%	(1.00)%	Quarterly	06/20/2024			3,000	115	26	141		—
	Government International
	Bond, 5.50%, 03/09/2020
Citigroup Inc	Republic of South Africa	2.02%	(1.00)%	Quarterly	06/20/2024		12,800		544	59	603		—
	Government International
	Bond, 5.50%, 03/09/2020
Goldman Sachs & Co	Frontier	23.36%	(5.00)%	Quarterly	06/20/2022			3,000	675	324	999		—
	Communications, 9.00%,
	08/15/2031
Goldman Sachs & Co	International Lease	0.52%	(5.00)%	Quarterly	12/20/2021			6,000	(540)	(132)	—		(672)
	Finance Corp, 8.25%,
	12/15/2020
Goldman Sachs & Co	JC Penney Corp Inc,	47.99%	(5.00)%	Quarterly	12/20/2022			1,500	238	767		1,005	—
	6.38%, 10/15/2036
Goldman Sachs & Co	JC Penney Corp Inc,	46.14%	(5.00)%	Quarterly	12/20/2021			1,000	294	294	588		—
	6.38%, 10/15/2036
Goldman Sachs & Co	Kohl's Corp, 4.00%,	1.80%	(1.00)%	Quarterly	06/20/2024			3,000	39	72	111		—
	11/01/2021
Goldman Sachs & Co	RR Donnelley and Sons	9.07%	(5.00)%	Quarterly	12/20/2023			2,000	95	185	280		—
	Co, 7.88%, 03/15/2021
Goldman Sachs & Co	Staples Inc, 3.75%,	2.62%	(1.00)%	Quarterly	12/20/2021			3,000	101	18	119		—
	01/12/2018
Merrill Lynch	Enel Spa, 5.25%,	0.73%	(1.00)%	Quarterly	06/20/2023		EUR	1,700	(1)	(20)	—		(21)
	05/20/2024

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
		Implied Credit
		Spread as	(Pay)/					Upfront	Unrealized
		of May 31, Receive Fixed		Payment			Notional	Payments/	Appreciation/		Fair Value
Counterparty	Reference Entity	2019 (a)	Rate	Frequency Maturity Date			Amount	(Receipts)			(Depreciation) Asset --- -Liability
Morgan Stanley & Co	Enel Spa, 5.25%,	0.85%	(1.00)%	Quarterly	12/20/2023	EUR	1,120	$7	$(16	)$	— $	(9)
	05/20/2024
Total								$1,566	$1,663		$ 4,236	$ (1,007)
Amounts in thousands.
Exchange Cleared Credit Default Swaps

Buy Protection
		Implied Credit
		Spread as	(Pay)/					Upfront	Unrealized
		of May 31, Receive Fixed		Payment			Notional	Payments/ Appreciation/
Reference Entity		2019 (a)	Rate	Frequency Maturity Date			Amount	(Receipts)	(Depreciation)		Fair Value
Argentine Republic Government International		6.52%	(5.00)%	Quarterly	06/20/2023		$760	$1	$161		$162
Bond, 7.50%, 04/22/2026
Argentine Republic Government International		11.31%	(5.00)%	Quarterly	06/20/2024		1,716	249	148		397
Bond, 7.50%, 04/22/2026
Argentine Republic Government International		6.52%	(5.00)%	Quarterly	06/20/2023		3,167	233	443		676
Bond, 7.50%, 04/22/2026
Argentine Republic Government International		6.59%	(5.00)%	Quarterly	12/20/2023		285	12	51		63
Bond, 7.50%, 04/22/2026
Argentine Republic Government International		6.52%	(5.00)%	Quarterly	06/20/2023		284	1	60		61
Bond, 7.50%, 04/22/2026
CDX.NA.32		N/A	(5.00)%	Quarterly	06/20/2024		1,825	(105)	22		(83)
ITRAXX.31.15		N/A	(5.00)%	Quarterly	06/20/2024	EUR	1,200	(135)	18		(117)
ITRAXX.CDS.I		N/A	(5.00)%	Quarterly	12/20/2022		7,893	(710)	170		(540)
Turkey Government International Bond, 11.88%,		4.26%	(1.00)%	Quarterly	06/20/2024		$1,981	276	41		317
01/15/2030
Total								$(178)$	1,114		$936
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps

Notional Amount Notional Amount	Upfront	Unrealized
Payment	of Currency	of Currency	Payments/	Appreciation/	Fair Value
Counterparty	Fund Receives	Fund Pays	Frequency	Maturity Date	Received	Delivered	(Receipts)	(Depreciation) Asset --- -Liability
Bank of America	3 Month Euro	3.73%	Quarterly	06/21/2021	EUR	2,016 RON	9,556	$	— $	(2	)$	— $	(2)
NA	Interbank Offered
Rate
Bank of America	3 Month Euro	3.66%	Quarterly	06/21/2021	2,044	9,701	—	—	—	—
NA	Interbank Offered
Rate
Merrill Lynch	3 Month Euro	4.08%	Quarterly	06/21/2021	5,677	27,000	—	(48)	—	(48)
Interbank Offered
Rate
Total	$	— $	(50	)$	— $	(50)
Amounts in thousands.

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Interest Rate Swaps

		(Pay)/		Payment	Payment
		Receive		Frequency	Frequency			Unrealized Upfront
		Floating Fixed		Paid by	Received	Effective	Maturity	Notional		Appreciation/	Payments/	Fair Value
Counterparty	Floating Rate Index	Rate	Rate	Fund	by Fund	Date (a)	Date	Amount		(Depreciation)	(Receipts)	Asset	Liability
	Bank of America NA Brazil Cetip DI	Receive	8.54%	Annual	Annual	N/A	01/02/2025 BRL	2,314		$(13)$	— $	— $	(13)
	Interbank Deposit
	Rate
	Bank of America NA Brazil Cetip DI	Receive	7.08%	Annual	Annual	N/A	01/04/2021	5,571		(13)	—	—	(13)
	Interbank Deposit
	Rate
	Bank of America NA Brazil Cetip DI	Pay	8.09%	Annual	Annual	N/A	01/02/2023	6,428		31	—	31	—
	Interbank Deposit
	Rate
	Bank of America NA China Foreign	Pay	3.04%	Quarterly	Quarterly	N/A	05/16/2024 CNY	11,685		5	—	5	—
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
	Bank of America NA China Foreign	Pay	2.70%	Quarterly	Quarterly	N/A	03/27/2022	29,995		(16)	—	—	(16)
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
	Bank of America NA China Foreign	Pay	2.65%	Quarterly	Quarterly	N/A	03/12/2022	29,995		(20)	—	—	(20)
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
	Bank of America NA China Foreign	Pay	3.85%	Quarterly	Quarterly	N/A	09/08/2022	8,370		37	—	37	—
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
	Bank of America NA China Foreign	Pay	3.77%	Quarterly	Quarterly	N/A	09/18/2022	5,859		24	—	24	—
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
	Bank of America NA China Foreign	Pay	4.01%	Quarterly	Quarterly	N/A	11/01/2022	5,889		32	—	32	—
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
	Bank of America NA China Foreign	Pay	3.98%	Quarterly	Quarterly	N/A	03/24/2022	9,200		41	—	41	—
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
	Bank of America NA China Foreign	Pay	3.07%	Quarterly	Quarterly	N/A	05/13/2024	17,138		11	—	11	—
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
	Bank of America NA China Foreign	Pay	3.63%	Quarterly	Quarterly	N/A	05/04/2023	21,937		85	—	85	—
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
	Bank of America NA China Foreign	Pay	2.86%	Quarterly	Quarterly	N/A	03/26/2024	18,854		(13)	—	—	(13)
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
	Bank of America NA China Foreign	Pay	3.72%	Quarterly	Quarterly	N/A	06/22/2022	11,886		44	—	44	—
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
	Bank of America NA Financial	Receive	7.49%	Semiannual	Semiannual	N/A	10/03/2023 INR	133,728		(137)	—	—	(137)
	Benchmarks India
	Pvt. Ltd - Overnight
	Mumbai Interbank
	Offered Rate
	Bank of America NA Financial	Receive	6.60%	Semiannual	Semiannual	N/A	04/03/2023	282,500		(138)	—	—	(138)
	Benchmarks India
	Pvt. Ltd - Overnight
	Mumbai Interbank
	Offered Rate
	Barclays Bank PLC 6 Month Budapest	Receive	1.33%	Annual	Semiannual	N/A	12/12/2021 HUF		3,208,874	(156)	—	—	(156)
	Interbank Offered
	Rate

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/		Payment Payment
		Receive		Frequency Frequency				Unrealized Upfront
		Floating	Fixed	Paid by	Received	Effective	Maturity	Notional	Appreciation/ Payments/		Fair Value
Counterparty	Floating Rate Index	Rate	Rate	Fund	by Fund	Date (a)	Date	Amount	(Depreciation)	(Receipts)	Asset	Liability
Barclays Bank PLC	6 Month Warsaw	Receive	2.20%	Annual Semiannual		N/A	12/12/2023 PLN	10,712	$(37)$	— $	— $	(37)
	Interbank Offered
	Rate
Barclays Bank PLC	China Foreign	Pay	2.98%	Quarterly	Quarterly	N/A	12/12/2023 CNY	7,120	2	—	2	—
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
Barclays Bank PLC	China Foreign	Pay	2.97%	Quarterly	Quarterly	N/A	05/29/2022	28,200	15	—	15	—
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
Barclays Bank PLC	Financial	Receive	7.54%	Semiannual	Semiannual	N/A	10/10/2023 INR	174,580	(184)	—	—	(184)
	Benchmarks India
	Pvt. Ltd - Overnight
	Mumbai Interbank
	Offered Rate
Morgan Stanley & Co 3 Month		Pay	7.62%	Quarterly	Quarterly	N/A	11/04/2024 ZAR	25,084	20	—	20	—
	Johannesburg
	Interbank Agreed
	Rate
Morgan Stanley & Co China Foreign		Pay	3.06%	Quarterly	Quarterly	N/A	05/23/2024 CNY	9,348	5	—	5	—
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
Morgan Stanley & Co China Foreign		Pay	2.67%	Quarterly	Quarterly	N/A	03/12/2022	20,139	(12)	—	—	(12)
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
Morgan Stanley & Co China Foreign		Pay	2.86%	Quarterly	Quarterly	N/A	03/26/2024	25,710	(17)	—	—	(17)
	Exchange Trade
	System Fixing
	Repo Rates 7 Day
Total									$(404)$	— $	352	$(756)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps

		(Pay)/		Payment Payment
		Receive		Frequency Frequency				Unrealized
		Floating	Fixed	Paid by	Received	Effective	Maturity	Notional	Appreciation/	Upfront Payments/		Fair
Floating Rate Index		Rate	Rate	Fund	by Fund	Date (a)	Date	Amount	(Depreciation)	(Receipts)	Value
3 Month Budapest Interbank Offered Rate		Pay	0.65%	Quarterly	Annual	N/A	09/18/2020 HUF	1,200,000	$6	$—		$6
3 Month Johannesburg Interbank Agreed		Pay	7.14%	Quarterly	Quarterly	N/A	09/10/2019 ZAR	700,000	—	—		—
Rate
3 Month Johannesburg Interbank Agreed		Receive	7.12%	Quarterly	Quarterly	N/A	11/08/2019	700,000	(9)	—		(9)
Rate
3 Month Johannesburg Interbank Agreed		Pay	6.88%	Quarterly	Quarterly	N/A	05/11/2020	69,549	(5)	1		(4)
Rate
3 Month Johannesburg Interbank Agreed		Pay	7.64%	Quarterly	Quarterly	N/A	03/29/2028	11,583	(8)	1		(7)
Rate
3 Month Johannesburg Interbank Agreed		Pay	7.34%	Quarterly	Quarterly	N/A	11/25/2024	76,232	(7)	—		(7)
Rate
3 Month Johannesburg Interbank Agreed		Pay	6.95%	Quarterly	Quarterly	N/A	03/22/2021	53,793	(1)	1		—
Rate
3 Month USD LIBOR		Pay	2.98%	Quarterly	Semiannual	N/A	08/07/2023	$4,428	188	—		188
3 Month USD LIBOR		Receive	3.04% Semiannual		Quarterly	N/A	08/07/2028	2,362	(193)	—		(193)
3 Month USD LIBOR		Receive	2.75% Semiannual		Quarterly	N/A	03/29/2025	1,575	(70)	1		(69)
3 Month USD LIBOR		Receive	1.93% Semiannual		Quarterly	N/A	01/13/2022	4,225	2	—		2
3 Month USD LIBOR		Receive	2.12% Semiannual		Quarterly	N/A	03/08/2022	6,219	(33)	1		(32)
3 Month USD LIBOR		Receive	2.02% Semiannual		Quarterly	N/A	02/07/2022	4,265	(9)	1		(8)
3 Month USD LIBOR		Receive	2.02% Semiannual		Quarterly	N/A	01/23/2022	5,283	(11)	—		(11)
3 Month USD LIBOR		Receive	3.09% Semiannual		Quarterly	N/A	10/01/2024	4,584	(266)	—		(266)
3 Month USD LIBOR		Receive	2.71% Semiannual		Quarterly	N/A	02/09/2025	7,061	(288)	—		(288)
3 Month USD LIBOR		Receive	2.23% Semiannual		Quarterly	N/A	04/03/2024	4,061	(56)	—		(56)
3 Month USD LIBOR		Receive	2.57% Semiannual		Quarterly	N/A	01/07/2024	10,279	(290)	—		(290)
3 Month USD LIBOR		Receive	3.16% Semiannual		Quarterly	N/A	11/06/2023	3,990	(210)	1		(209)
3 Month USD LIBOR		Receive	2.88% Semiannual		Quarterly	N/A	08/21/2025	6,337	(342)	1		(341)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/		Payment Payment
	Receive		Frequency Frequency				Unrealized
	Floating Fixed Paid by Received Effective					Maturity	Notional	Appreciation/ Upfront Payments/ Fair
Floating Rate Index	Rate	Rate	Fund	by Fund	Date (a)	Date	Amount	(Depreciation)	(Receipts)	Value
3 Month USD LIBOR	Receive	3.04%Semiannual		Quarterly	N/A	05/22/2025	$3,180	$(195)$	—	$(195)
3 Month USD LIBOR	Receive	2.65%Semiannual		Quarterly	N/A	03/07/2021	10,593	(112)	—	(112)
3 Month USD LIBOR	Receive	2.61%Semiannual		Quarterly	N/A	01/10/2024	10,227	(310)	—	(310)
3 Month USD LIBOR	Receive	2.22%Semiannual		Quarterly	N/A	04/01/2024	11,082	(147)	—	(147)
3 Month USD LIBOR	Receive	2.93%Semiannual		Quarterly	N/A	06/11/2025	3,963	(221)	1	(220)
3 Month USD LIBOR	Receive	2.77%Semiannual		Quarterly	N/A	03/07/2025	3,938	(176)	—	(176)
3 Month USD LIBOR	Receive	2.94%Semiannual		Quarterly	N/A	05/10/2023	1,785	(70)	—	(70)
3 Month USD LIBOR	Receive	2.97%Semiannual		Quarterly	N/A	04/25/2025	2,700	(153)	—	(153)
3 Month USD LIBOR	Receive	2.75%Semiannual		Quarterly	N/A	03/08/2023	1,892	(58)	—	(58)
3 Month USD LIBOR	Receive	1.19%Semiannual		Quarterly	N/A	08/11/2021	6,434	109	—	109
3 Month USD LIBOR	Receive	2.97%Semiannual		Quarterly	N/A	05/04/2025	2,381	(136)	1	(135)
3 Month USD LIBOR	Receive	1.94%Semiannual		Quarterly	N/A	01/10/2022	2,111	—	—	—
3 Month USD LIBOR	Receive	2.35%Semiannual		Quarterly	N/A	04/01/2021	22,275	(126)	—	(126)
3 Month USD LIBOR	Receive	2.69%	Quarterly	Quarterly	09/18/2019	12/18/2019	48,650	(54)	1	(53)
3 Month USD LIBOR	Receive	2.00%Semiannual		Quarterly	N/A	04/11/2022	5,502	(12)	1	(11)
3 Month USD LIBOR	Receive	2.09%Semiannual		Quarterly	N/A	03/03/2022	7,419	(32)	—	(32)
3 Month USD LIBOR	Receive	2.60%Semiannual		Quarterly	N/A	03/13/2021	12,603	(125)	1	(124)
3 Month USD LIBOR	Receive	1.92%Semiannual		Quarterly	N/A	01/11/2022	2,111	1	—	1
3 Month USD LIBOR	Receive	1.89%Semiannual		Quarterly	N/A	01/19/2022	2,111	2	1	3
3 Month USD LIBOR	Receive	2.21%Semiannual		Quarterly	N/A	03/15/2022	5,314	(41)	—	(41)
3 Month USD LIBOR	Receive	2.79%Semiannual		Quarterly	N/A	03/26/2023	3,918	(127)	—	(127)
6 Month Budapest Interbank Offered Rate Receive		1.85%	Annual	Semiannual	N/A	09/18/2024 HUF	500,000	(36)	—	(36)
6 Month Budapest Interbank Offered Rate Receive		1.32%	Annual	Semiannual	N/A	12/04/2021	1,197,000	(60)	3	(57)
6 Month Budapest Interbank Offered Rate Receive		1.53%	Annual	Semiannual	N/A	05/16/2024	701,100	(28)	—	(28)
6 Month Budapest Interbank Offered Rate Receive		1.58%	Annual	Semiannual	N/A	01/08/2024	600,000	(35)	2	(33)
6 Month Budapest Interbank Offered Rate Receive		0.77%	Annual	Semiannual	N/A	06/08/2021	534,314	(5)	—	(5)
6 Month Budapest Interbank Offered Rate Receive		2.46%	Annual	Semiannual	N/A	10/18/2023	334,950	(66)	3	(63)
6 Month Budapest Interbank Offered Rate Receive		1.68%	Annual	Semiannual	N/A	06/13/2023	724,713	(59)	2	(57)
6 Month Budapest Interbank Offered Rate Receive		1.12%	Annual	Semiannual	N/A	07/17/2022	688,840	(16)	—	(16)
6 Month Budapest Interbank Offered Rate Receive		1.58%	Annual	Semiannual	N/A	08/15/2021	795,400	(57)	3	(54)
6 Month Budapest Interbank Offered Rate Receive		1.56%	Annual	Semiannual	N/A	09/28/2021	676,600	(48)	2	(46)
6 Month Budapest Interbank Offered Rate Receive		1.89%	Annual	Semiannual	N/A	06/29/2023	631,810	(71)	4	(67)
6 Month Budapest Interbank Offered Rate Receive		1.54%	Annual	Semiannual	N/A	09/25/2021	756,200	(52)	2	(50)
6 Month Budapest Interbank Offered Rate	Pay	2.57% Semiannual		Annual	N/A	09/18/2029	150,000	21	—	21
6 Month Budapest Interbank Offered Rate Receive		0.98%	Annual	Semiannual	N/A	12/21/2020	1,176,450	(29)	2	(27)
6 Month Budapest Interbank Offered Rate Receive		2.09%	Annual	Semiannual	N/A	07/11/2023	482,425	(68)	3	(65)
6 Month Euro Interbank Offered Rate	Receive	0.06%	Annual	Semiannual	N/A	04/18/2024 EUR	1,487	(14)	1	(13)
6 Month Prague Interbank Offered Rate	Pay	1.75% Semiannual		Annual	N/A	06/19/2029 CZK	22,000	5	1	6
6 Month Prague Interbank Offered Rate	Pay	2.07% Semiannual		Annual	N/A	05/16/2022	123,082	21	1	22
6 Month Warsaw Interbank Offered Rate	Receive	1.88%	Annual	Semiannual	N/A	05/28/2022 PLN	15,580	(8)	1	(7)
6 Month Warsaw Interbank Offered Rate	Receive	2.37%	Annual	Semiannual	N/A	04/26/2022	6,600	(29)	2	(27)
6 Month Warsaw Interbank Offered Rate	Receive	2.52%	Annual	Semiannual	N/A	03/09/2022	3,605	(18)	—	(18)
6 Month Warsaw Interbank Offered Rate	Receive	2.46%	Annual	Semiannual	N/A	05/14/2023	4,788	(29)	1	(28)
6 Month Warsaw Interbank Offered Rate	Receive	2.54%	Annual	Semiannual	N/A	05/17/2023	5,873	(40)	1	(39)
6 Month Warsaw Interbank Offered Rate	Receive	2.44%	Annual	Semiannual	N/A	05/07/2023	11,752	(68)	1	(67)
6 Month Warsaw Interbank Offered Rate	Receive	2.54%	Annual	Semiannual	N/A	06/11/2023	11,235	(77)	1	(76)
6 Month Warsaw Interbank Offered Rate	Receive	2.55%	Annual	Semiannual	N/A	03/10/2022	6,420	(34)	—	(34)
6 Month Warsaw Interbank Offered Rate	Receive	2.48%	Annual	Semiannual	N/A	03/23/2023	4,152	(25)	—	(25)
6 Month Warsaw Interbank Offered Rate	Receive	2.02%	Annual	Semiannual	N/A	05/27/2024	11,140	(14)	1	(13)
Canada Bankers Acceptances 3 Month	Pay	2.44% Semiannual Semiannual			N/A	03/22/2023 CAD	5,285	98	3	101
Canada Bankers Acceptances 3 Month	Pay	2.62% Semiannual Semiannual			N/A	03/23/2028	2,642	116	3	119
Canada Bankers Acceptances 3 Month	Pay	2.53% Semiannual Semiannual			N/A	04/03/2028	2,670	102	4	106
Canada Bankers Acceptances 3 Month	Pay	2.58% Semiannual Semiannual			N/A	03/22/2028	2,642	110	3	113
MXN TIIE Banxico	Receive	8.10%	Monthly	Monthly	N/A	06/01/2021 MXN	77,900	(2)	—	(2)
MXN TIIE Banxico	Receive	8.14%	Monthly	Monthly	N/A	09/05/2029	62,320	(16)	1	(15)
MXN TIIE Banxico	Pay	7.80%	Monthly Monthly		N/A	09/11/2024	105,165	6	(1)	5
MXN TIIE Banxico	Receive	8.03%	Monthly	Monthly	N/A	09/16/2020	315,884	26	—	26
MXN TIIE Banxico	Pay	7.62%	Monthly Monthly		N/A	09/11/2024	72,837	(23)	—	(23)
US Federal Funds Effective Rate	Pay	2.43%	Annual	Annual	N/A	12/18/2019	$48,650	44	—	44
(continuous series)
US Federal Funds Effective Rate	Receive	2.40%	Annual	Annual	N/A	05/31/2020	11,160	(42)	—	(42)
(continuous series)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/	Payment Payment
	Receive	Frequency Frequency						Unrealized
	Floating	Fixed	Paid by	Received	Effective	Maturity	Notional	Appreciation/			Upfront Payments/	Fair
Floating Rate Index	Rate	Rate	Fund	by Fund	Date (a)	Date	Amount	(Depreciation)			(Receipts)	Value
US Federal Funds Effective Rate	Receive	2.41%	Annual	Annual	N/A	05/31/2020	$11,160		$(44	)$	—	$(44)
(continuous series)
Total									$(4,149	)$	64	$(4,085)
Amounts in thousands.
(a) Forward swap.

Total Return Equity Basket Swaps

									Upfront		Value and Unrealized
					Payment		Notional Payments / Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives			Frequency Expiration Date Amount (Receipts)						Asset ---- -Liability
Bank of America NA	Floating rate based on 1	Total return on a custom basket of			Monthly	09/25/2020	$146	$	— $		1	$—
	Month GBP LIBOR plus/ long and short securities traded in
	less spread	GBP
Bank of America NA	Floating rate based on the Total return on a custom basket of				Monthly	09/25/2020-	—		—		—	(23)
	Euro Interbank Offered	long and short securities traded in				12/28/2020
	rate plus/less spread	EUR
Deutsche Bank AG(a)	Floating rate based on 1	Total return on a custom basket of			Monthly	03/18/2021	24,391		—		—	(59)
	Month LIBOR plus/less	long and short securities traded in
	spread	USD
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	09/22/2022	181		—		—	(23)
	Week LIBOR plus/less	long and short securities traded in IDR
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	02/19/2024	2,627		—		—	(24)
	Month LIBOR plus/less	long and short securities traded in
	spread	TWD
Deutsche Bank AG	Floating rate based on the Total return on a custom basket of				Monthly	03/20/2023	752		—		39	—
	Mexico Interbank TIIE	long and short securities traded in
	rate plus/less spread	MXN
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	06/15/2022	19		—		—	(9)
	Month LIBOR plus/less	long and short securities traded in CLP
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	03/22/2023	1,074		—		103	—
	Month LIBOR plus/less	long and short securities traded in
	spread	BRL
Deutsche Bank AG	Floating rate based on the Total return on a custom basket of				Monthly	05/23/2022	1,474		—		—	(26)
	Overnight Reserve Bank	long and short securities traded in
	of Australia Cash Rate	AUD
	plus/less spread
Deutsche Bank AG	Floating rate based on	Total return on a custom basket of			Monthly	01/19/2022	8,342		—		—	(338)
	the Hong Kong Interbank long and short securities traded in
	Offered Rate plus/less	HKD
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	01/21/2020	13,827		—		—	(177)
	Week LIBOR plus/less	long and short securities traded in
	spread	GBP
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	08/19/2022	5,575		—		—	(430)
	Week EUR LIBOR plus/ long and short securities traded in
	less spread	EUR
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	07/01/2019-	4,775		—		97	—
	Month LIBOR plus/less	long and short securities traded in				07/21/2020
	spread	KRW
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of			Monthly	03/20/2020	420		—		—	(24)
	Month LIBOR plus/less	long and short securities traded in
	spread	MYR
Deutsche Bank AG	Floating rate based on the Total return on a custom basket of				Monthly	01/20/2022	641		—		—	(28)
	Poland Warsaw Interbank long and short securities traded in
	Offer/Bid Spot Week	PLN
	Rate plus/less spread
Deutsche Bank AG	Floating rate based on the Total return on a custom basket of				Monthly	03/20/2020	1,016		—		—	(94)
	Johannesburg Interbank	long and short securities traded in
	Agreed Rate plus/less	ZAR
	spread
Goldman Sachs & Co	Floating rate based on 1	Total return on a custom basket of			Monthly	12/25/2028-	3,687		—		173	—
	Month JPY LIBOR plus/ long and short securities traded in JPY					12/26/2028
	less spread

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Total Return Equity Basket Swaps (continued)

							Upfront	Value and Unrealized
			Payment		Notional Payments/ Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Expiration Date	Amount		(Receipts)	Asset ----- Liability
Goldman Sachs & Co	Floating rate based on the Total return on a custom basket of		Monthly	01/18/2029	$2,260	$	— $	341	$—
	HKD Overnight-Indexed long and short securities traded in
	Swap Rate plus/less	HKD
	spread
Goldman Sachs & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	12/22/2028-	—		—	58	—
	Month LIBOR plus/less	long and short securities traded in		12/26/2028
	spread	GBP
Goldman Sachs & Co	Floating rate based on the Total return on a custom basket of		Monthly	01/19/2029-	14		—	6	—
	Federal Funds Rate plus/ long and short securities traded in			01/24/2029
	less spread	KRW
Goldman Sachs & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	01/22/2029	1,626		—	10	—
	Month LIBOR plus/less	long and short securities traded in
	spread	CNY
Goldman Sachs & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	02/01/2029-	4,504		—	1	—
	Month Euro Interbank	long and short securities traded in		02/07/2029
	Offered rate plus/less	EUR
	spread
Goldman Sachs & Co	Floating rate based on	Total return on a custom basket of	Monthly	04/20/2029-	2,465		—	—	(263)
	the Hong Kong Interbank long and short securities traded in			05/07/2029
	Offered Rate plus/less	ZAR
	spread
JPMorgan Chase	Floating rate based on	Total return on a custom basket of	Monthly	06/21/2023	59		—	—	(6)
	the Mexico Equilibrium	long and short securities traded in
	Interbank Interest Rate	MXN
	plus/less spread
JPMorgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/22/2023	18		—	—	(14)
	Month LIBOR plus/less	long and short securities traded in
	spread	KRW
JPMorgan Chase	Floating rate based on the Total return on a custom basket of		Monthly	07/03/2023	37		—	—	(1)
	Federal Funds Rate plus/ long and short securities traded in
	less spread	USD
JPMorgan Chase	Floating rate based on	Total return on a custom basket of	Monthly	06/21/2023	160		—	—	(11)
	the Warsaw Interbank	long and short securities traded in
	Offered Rate plus/less	PLN
	spread
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of	Monthly	01/28/2021	683		—	—	(1)
	the Hong Kong Interbank long and short securities traded in
	Offered Rate plus/less	HKD
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	11/28/2019	11,334		—	82	—
	Month LIBOR plus/less	long and short securities traded in JPY
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	01/22/2021	224		—	—	(3)
	Month LIBOR plus/less	long and short securities traded in
	spread	KRW
Morgan Stanley &	Floating rate based on the Total return on a custom basket of		Monthly	08/20/2020	26,143		—	—	(628)
Co(b)	Bank of Japan Estimate	long and short securities traded in JPY
	Unsecured Overnight
	Call Rate plus/less spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	08/19/2020	1,018		—	—	(58)
	Week LIBOR plus/less	long and short securities traded in
	spread	NOK
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of	Monthly	08/19/2020	11,249		—	—	(175)
	the Euro Overnight Index long and short securities traded in
	Average plus/less spread	EUR
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of	Monthly	11/20/2019	1,851		—	59	—
	the Tomorrow/Next	long and short securities traded in
	Overnight Index Swap	CHF
	rate plus/less spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	08/19/2020	1,491		—	—	(147)
	Week LIBOR plus/less	long and short securities traded in
	spread	DKK
Morgan Stanley &	Floating rate based on the Total return on a custom basket of		Monthly	10/09/2019	29,761		—	—	(1,292)
Co(c)	Euro Interbank Offered	long and short securities traded in
	rate plus/less spread	EUR

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Total Return Equity Basket Swaps (continued)

							Upfront	Value and Unrealized
			Payment		Notional		Payments/	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Expiration Date	Amount		(Receipts)	Asset ----- Liability
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	05/20/2020	$6,158	$	— $	118	$—
	Month LIBOR plus/less	long and short securities traded in
	spread	GBP
Morgan Stanley &	Floating rate based on 1	Total return on a custom basket of	Monthly	08/22/2019-	44,477		—	1,201	—
Co(d)	Month LIBOR plus/less	long and short securities traded in		10/10/2019
	spread	USD
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	08/19/2020	1,111		—	—	(80)
	Week LIBOR plus/less	long and short securities traded in
	spread	SEK
Morgan Stanley &	Floating rate based on the Total return on a custom basket of		Monthly	08/19/2020	168,671		—	—	(1,972)
Co(e)	Federal Funds Rate plus/ long and short securities traded in
	less spread	USD
UBS AG	Floating rate based on 1	Total return on a custom basket of	Monthly	02/01/2022	897		—	44	—
	Day JPY LIBOR plus/	long and short securities traded in JPY
	less spread
UBS AG	Floating rate based on 1	Total return on a custom basket of	Monthly	03/01/2022	1,022		—	—	(31)
	Month LIBOR plus/less	long and short securities traded in
	spread	USD
UBS AG	Floating rate based on 1	Total return on a custom basket of	Monthly	02/01/2022	2,212		—	—	(19)
	Month GBP LIBOR plus/ long and short securities traded in
	less spread	GBP
UBS AG	Floating rate based on 3	Total return on a custom basket of	Monthly	04/01/2022	105		—	—	(1)
	Month LIBOR plus/less	long and short securities traded in
	spread	CNY
UBS AG	Floating rate based on 1	Total return on a custom basket of	Monthly	02/01/2022	9,277		—	174	—
	Month EUR LIBOR plus/ long and short securities traded in
	less spread	EUR
Total					$397,774	$	— $	2,507	$(5,957)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities.

Amounts in thousands.

(a)

Top Underlying Securities 609734

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Alibaba Group Holding Ltd	(20,705	) $	(3,090)	(12.67)%
Mandatory Exchangeable Trust	18,658		3,090	12.67%
Fortive Corp	1,950		1,919	7.87%
Fortive Corp	(17,712)		(1,349)	(5.53)%
Sempra Energy	8,975		978	4.01%
Wayfair Inc	575,000		822	3.37%
CenterPoint Energy Inc	15,250		763	3.12%
Colfax Corp	5,550		641	2.63%
Sempra Energy	(4,823)		(634)	(2.60)%
TTM Technologies Inc	550,000		584	2.40%
Wayfair Inc	(4,001)		(576)	(2.36)%
Colfax Corp	(20,936)		(525)	(2.15)%
CenterPoint Energy Inc	(17,909)		(509)	(2.09)%
FTI Consulting Inc	450,000		479	1.96%
Liberty Media Corp	400,000		431	1.77%
NCR Corp	301		355	1.46%
2017 Mandatory Exchangeable Trust	2,150		333	1.37%
Square Inc	300,000		329	1.35%
New York Times Co/The	(9,569)		(304)	(1.25)%
AXA SA	300,000		304	1.25%

See accompanying notes.

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	May 31, 2019 (unaudited)

Description (continued)	Shares		Notional Amount	% of Total Absolute Notional Amount
TTM Technologies Inc	(33,671)		(287)	(1.18)%
Ship Finance International Ltd	275,000		272	1.11%
KT Corp	22,447		270	1.11%
Apollo Commercial Real Estate Finance Inc	225,000		223	0.91%
AXA Equitable Holdings Inc	(10,725)		(220)	(0.90)%
Omeros Corp	200,000		219	0.90%
FTI Consulting Inc	(2,552)		(214)	(0.88)%
Live Nation Entertainment Inc	(3,440)		(209)	(0.86)%
NXP Semiconductors NV	200,000		205	0.84%
Gannett Co Inc	200,000		198	0.81%
Redwood Trust Inc	200,000		195	0.80%
TIM Participacoes SA	13,764		191	0.78%
NCR Corp	(6,120)		(187)	(0.77)%
Gogo Inc	175,000		180	0.74%
Hope Bancorp Inc	200,000		176	0.72%
Pure Storage Inc	175,000		167	0.68%
AMAG Pharmaceuticals Inc	200,000		158	0.65%
Rexnord Corp	2,750		151	0.62%
Square Inc	(2,274)		(141)	(0.57)%
Cleveland-Cliffs Inc	100,000		124	0.51%
Apollo Commercial Real Estate Finance Inc	125,000		124	0.51%
Cia de Saneamento Basico do Estado de Sao Paulo	10,958		123	0.51%
Redwood Trust Inc	125,000		120	0.49%
Herbalife Nutrition Ltd	125,000		117	0.48%
America Movil SAB de CV	(8,338)		(117)	(0.48)%
Rexnord Corp	(4,422)		(116)	(0.48)%
Omeros Corp	(6,138)		(109)	(0.45)%
Verint Systems Inc	100,000		109	0.45%
Taiwan Semiconductor Manufacturing Co Ltd	2,784		107	0.44%
Gogo Inc	(20,125)		(98)	(0.40)%

(b)

Top Underlying Securities AQRMSJPY

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
M3 Inc	(25,800	) $	(489)	(1.87)%
ZOZO Inc	(25,500)		(440)	(1.68)%
Hitachi Ltd	12,500		425	1.63%
Yaskawa Electric Corp	(14,500)		(421)	(1.61)%
Sojitz Corp	121,400		391	1.49%
Kansai Paint Co Ltd	(19,900)		(378)	(1.45)%
Kamigumi Co Ltd	15,500		367	1.40%
Sony Corp	6,400		310	1.19%
Japan Airlines Co Ltd	9,600		302	1.16%
Alfresa Holdings Corp	11,600		293	1.12%
Fast Retailing Co Ltd	(500)		(290)	(1.11)%
Shimadzu Corp	11,100		279	1.06%
Hikari Tsushin Inc	1,354		275	1.05%
Hirose Electric Co Ltd	(2,500)		(275)	(1.05)%
Nippon Paint Holdings Co Ltd	(6,900)		(274)	(1.05)%
Tsuruha Holdings Inc	(3,400)		(273)	(1.04)%
Acom Co Ltd	(80,650)		(271)	(1.04)%
Resona Holdings Inc	59,900		254	0.97%
Calbee Inc	(8,800)		(250)	(0.96)%

See accompanying notes.

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	May 31, 2019 (unaudited)

Description (continued)	Shares		Notional Amount	% of Total Absolute Notional Amount
Eisai Co Ltd	4,100		242	0.92%
Marubeni Corp	37,000		233	0.89%
Hitachi Chemical Co Ltd	(8,700)		(233)	(0.89)%
Ricoh Co Ltd	(23,700)		(231)	(0.88)%
Hoya Corp	3,300		230	0.88%
Stanley Electric Co Ltd	9,900		227	0.87%
Asahi Intecc Co Ltd	(4,400)		(226)	(0.86)%
Nippon Yusen KK	(14,800)		(224)	(0.86)%
Casio Computer Co Ltd	(20,000)		(224)	(0.85)%
Pigeon Corp	(5,700)		(218)	(0.83)%
Aisin Seiki Co Ltd	6,300		210	0.80%
Hankyu Hanshin Holdings Inc	5,800		209	0.80%
Japan Airport Terminal Co Ltd	(5,500)		(209)	(0.80)%
Yahoo Japan Corp	(70,900)		(205)	(0.78)%
Nippon Express Co Ltd	3,800		203	0.78%
Taiheiyo Cement Corp	6,800		201	0.77%
Sawai Pharmaceutical Co Ltd	(3,900)		(201)	(0.77)%
MISUMI Group Inc	(8,300)		(196)	(0.75)%
Kakaku.com Inc	(9,636)		(196)	(0.75)%
Sumitomo Dainippon Pharma Co Ltd	9,200		189	0.72%
CyberAgent Inc	(4,900)		(189)	(0.72)%
Tokyo Electric Power Co Holdings Inc	36,600		188	0.72%
Kajima Corp	13,600		187	0.71%
Shimano Inc	(1,200)		(184)	(0.71)%
Toyo Suisan Kaisha Ltd	4,700		184	0.70%
Nagoya Railroad Co Ltd	(6,600)		(183)	(0.70)%
Toyo Seikan Group Holdings Ltd	9,300		176	0.67%
USS Co Ltd	9,200		175	0.67%
Kobe Steel Ltd	27,800		173	0.66%
Mitsubishi Logistics Corp	(6,400)		(172)	(0.66)%
Obayashi Corp	18,600		171	0.66%

(c)

Top Underlying Securities YRKEBSEUR

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Stoxx Europe 600 Index	(50,597	) $	(20,861)	(70.09)%
EDP - Energias de Portugal SA	699,459		2,547	8.55%
Ferrovial SA	102,805		2,457	8.26%
Eurofins Scientific SE	(2,008)		(913)	(3.07)%
Innogy SE	14,905		619	2.08%
Kering SA	(1,120)		(583)	(1.96)%
LVMH Moet Hennessy Louis Vuitton SE	(1,330)		(503)	(1.69)%
Stoxx Europe 600 Automobiles & Parts Index	(746)		(383)	(1.29)%
Aeroports de Paris	2,124		364	1.22%
Fiat Chrysler Automobiles NV	27,907		357	1.20%
Salvatore Ferragamo SpA	8,456		176	0.59%

(d)

Top Underlying Securities YORKEBS

See accompanying notes.

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	May 31, 2019 (unaudited)

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Anadarko Petroleum Corp	115,489		$8,127	18.27%
Alibaba Group Holding Ltd	(41,636)		(6,215)	(13.97)%
Altaba Inc	99,387		5,884	13.23%
Bristol-Myers Squibb Co	(105,954)		(4,807)	(10.81)%
iShares iBoxx High Yield Corporate Bond ETF	(46,326)		(3,933)	(8.84)%
Cigna Corp	16,430		2,432	5.47%
SPDR S&P Regional Banking ETF	(35,480)		(1,782)	(4.01)%
SPDR S&P Oil & Gas Exploration & Production ETF	(69,348)		(1,776)	(3.99)%
Occidental Petroleum Corp	(33,884)		(1,686)	(3.79)%
Texas Instruments Inc	(15,876)		(1,656)	(3.72)%
Finisar Corp	(56,364)		(1,183)	(2.66)%
Iron Mountain Inc	(36,657)		(1,124)	(2.53)%
Walgreens Boots Alliance Inc	(20,185)		(996)	(2.24)%
Fastenal Co	(25,544)		(781)	(1.76)%
Intercontinental Exchange Inc	(8,033)		(660)	(1.48)%
Nasdaq Inc	(5,927)		(537)	(1.21)%
Viacom Inc - B Shares	(13,909)		(404)	(0.91)%
II-VI Inc	12,502		393	0.88%
China Biologic Products Holdings Inc	1,127		101	0.23%

(e)

Top Underlying Securities AQRMSUSD

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Harris Corp	(11,048	) $	(2,068)	(1.23)%
Fiserv Inc	(21,272)		(1,826)	(1.08)%
BB&T Corp	(36,937)		(1,727)	(1.02)%
Tribune Media Co	35,870		1,661	0.98%
T-Mobile US Inc	(22,438)		(1,648)	(0.98)%
L3 Technologies Inc	6,789		1,643	0.98%
Worldpay Inc	13,297		1,617	0.96%
First Data Corp	63,273		1,608	0.95%
Red Hat Inc	8,715		1,606	0.95%
Fidelity National Information Services Inc	(13,081)		(1,574)	(0.93)%
SunTrust Banks Inc	25,951		1,557	0.92%
Sprint Corp	218,714		1,503	0.89%
WABCO Holdings Inc	10,651		1,394	0.83%
WellCare Health Plans Inc	4,260		1,177	0.70%
Exelon Corp	24,267		1,167	0.69%
Mellanox Technologies Ltd	10,527		1,156	0.69%
Finisar Corp	52,599		1,104	0.65%
Centene Corp	(17,833)		(1,030)	(0.61)%
Versum Materials Inc	19,619		1,007	0.60%
Insulet Corp	(9,038)		(992)	(0.59)%
Middleby Corp/The	(6,913)		(902)	(0.54)%
Popular Inc	17,162		896	0.53%
PPL Corp	(27,928)		(831)	(0.49)%
MarketAxess Holdings Inc	(2,786)		(830)	(0.49)%
ConocoPhillips	13,843		816	0.48%
NorthWestern Corp	11,008		781	0.46%
International Flavors & Fragrances Inc	(5,763)		(780)	(0.46)%
BWX Technologies Inc	(14,930)		(695)	(0.41)%
Copart Inc	(9,714)		(694)	(0.41)%
NextEra Energy Inc	(3,432)		(680)	(0.40)%

See accompanying notes.

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	May 31, 2019 (unaudited)

Description (continued)	Shares	Notional Amount	% of Total Absolute Notional Amount
Spirit AeroSystems Holdings Inc	8,280	671	0.40%
Conagra Brands Inc	(24,941)	(668)	(0.40)%
TransDigm Group Inc	(1,458)	(643)	(0.38)%
Wabtec Corp	(9,969)	(622)	(0.37)%
Sempra Energy	(4,562)	(600)	(0.36)%
PNM Resources Inc	12,396	584	0.35%
Teledyne Technologies Inc	2,382	562	0.33%
Ashland Global Holdings Inc	7,472	559	0.33%
American Electric Power Co Inc	6,418	553	0.33%
Marvell Technology Group Ltd	(24,504)	(546)	(0.32)%
Armstrong World Industries Inc	6,070	538	0.32%
Keysight Technologies Inc	7,153	537	0.32%
Oshkosh Corp	7,492	533	0.31%
ITT Inc	9,187	529	0.31%
Acadia Healthcare Co Inc	(15,610)	(503)	(0.30)%
WR Berkley Corp	(8,046)	(500)	(0.30)%
Liberty Broadband Corp - C Shares	(5,056)	(496)	(0.29)%
Healthcare Services Group Inc	(15,594)	(493)	(0.29)%
Clean Harbors Inc	7,679	492	0.29%
TCF Financial Corp	25,565	487	0.29%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Reverse Repurchase Agreements

Counterparty		Coupon Rate		Maturity Date	Principal Amount			Payable for Reverse Repurchase Agreements
Barclays Bank PLC			(2.50)%	Open ended		$1,619	$						(1,620)
Barclays Bank PLC			(2.85)%	Open ended		4,962							(4,966)
Merrill Lynch			0.35%	Open ended	EUR	2,892							(3,228)
Merrill Lynch			0.35%	Open ended		2,792							(3,117)
Merrill Lynch			0.35%	Open ended		5,784							(6,458)
Merrill Lynch			0.36%	Open ended		2,501							(2,794)
Merrill Lynch			(7.20)%	Open ended	ZAR	105,050							(7,213)
Merrill Lynch			(2.67)%	06/03/2019		$24,652							(24,654)
Merrill Lynch			(2.67)%	06/03/2019		8,549							(8,550)
Merrill Lynch			(2.67)%	06/03/2019		4,323							(4,323)
Merrill Lynch			(2.67)%	06/03/2019		23,221							(23,223)
Merrill Lynch			(2.67)%	06/03/2019		22,432							(22,434)
Merrill Lynch			(2.67)%	06/03/2019		953							(953)
Merrill Lynch			(2.67)%	06/03/2019		7,406							(7,407)
Merrill Lynch			(2.67)%	06/03/2019		31,021							(31,023)
Merrill Lynch			(2.67)%	06/03/2019		22,569							(22,571)
Merrill Lynch			(2.67)%	06/03/2019		24,321							(24,323)
Merrill Lynch			(2.57)%	06/03/2019		11,216							(11,217)
Merrill Lynch			(2.67)%	06/03/2019		19,891							(19,892)
Merrill Lynch			(2.67)%	06/03/2019		17,903							(17,904)
Merrill Lynch			(2.67)%	06/03/2019		22,422							(22,424)
Merrill Lynch			(2.67)%	06/03/2019		12,172							(12,173)
Merrill Lynch			(2.67)%	06/03/2019		8,460							(8,461)
Merrill Lynch			(2.67)%	06/03/2019		17,900							(17,901)
Merrill Lynch			(2.67)%	06/03/2019		84,244							(84,250)
Merrill Lynch			(2.67)%	06/03/2019		4,836							(4,836)
Merrill Lynch			(2.67)%	06/03/2019		298							(298)
Merrill Lynch			(2.67)%	06/03/2019		39,906							(39,909)
Merrill Lynch			(2.40)%	06/03/2019		7,136							(7,136)
Merrill Lynch			(2.67)%	06/03/2019		19,329							(19,330)
Merrill Lynch			(2.67)%	06/03/2019		21,350							(21,352)
Merrill Lynch			(2.62)%	06/03/2019		42,055							(42,058)
Merrill Lynch			(2.67)%	06/03/2019		23,832							(23,834)
Merrill Lynch			(2.65)%	06/03/2019		22,292							(22,294)
Merrill Lynch			(2.65)%	06/03/2019		14,221							(14,222)
Merrill Lynch			(2.67)%	06/03/2019		6,100							(6,100)
Merrill Lynch			(2.60)%	06/03/2019		3,469							(3,469)
Merrill Lynch			(2.57)%	06/03/2019		24,087							(24,089)
Merrill Lynch			(2.67)%	06/03/2019		43,296							(43,299)
Total						$							(665,305)

Amounts in thousands.

Total Return Swaps

												Value and
												Unrealized
									Upfront			Appreciation/
			Pay/Receive		Payment Expiration			Notional	Payments/ (Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return	Financing Rate	Frequency	Date		Amount	(Receipts) Asset ---- Liability
Citigroup Inc	iShares J.P. Morgan	148,000	Pay	3 Month USD	Quarterly	08/12/2019		$16,147	$		— $	—	$(71)
	USD EM Bond UCITS			LIBOR - 1.15%
	ETF
Goldman Sachs & Co Seritage Growth		8,683	Receive	1 Month USD	Expiration	06/03/2021		412			—	—	(49)
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co Seritage Growth		9,664	Receive	1 Month USD	Expiration	06/03/2021		439			—	—	(35)
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co Seritage Growth		11,497	Receive	1 Month USD	Expiration	06/03/2021		493			—	—	(12)
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co Seritage Growth		10,347	Receive	1 Month USD	Expiration	06/03/2021		432			—	—	—
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co Seritage Growth		9,187	Receive	1 Month USD	Expiration	06/03/2021		398			—	—	(14)
	Properties - A REIT			LIBOR + 0.70%
HSBC Securities Inc Egypt Treasury Bills,		165,000,000	Receive	3 Month USD	Annual	07/03/2019		9,190		—	504		—
	0.00%, 07/02/2019			LIBOR + 0.80%
HSBC Securities Inc Egypt Treasury Bills,		90,000,000	Receive	3 Month USD	Annual	08/07/2019		4,934		—	267		—
	0.00%, 08/06/2019			LIBOR + 0.80%
HSBC Securities Inc Nigeria Treasury Bill,		750,000,000	Receive	3 Month USD	Quarterly	10/04/2019		1,949			—	44	—
	0.00%, 10/03/2019			LIBOR + 0.75%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Total Return Swaps (continued)

											Value and
											Unrealized
								Upfront			Appreciation/
			Pay/Receive		Payment Expiration		Notional	Payments/ (Depreciation)
Counterparty	Reference Entity	Contracts Positive Return Financing Rate			Frequency	Date	Amount	(Receipts) Asset ---- Liability
	HSBC Securities Inc Nigeria Treasury Bill,	3,000,000,000	Receive	3 Month USD	Quarterly	10/04/2019		$7,476	$	— $ 499		$—
	0.00%, 10/03/2019			LIBOR + 0.75%
	Morgan Stanley & Co MSCI China Net	1,342	Receive	1 Month Hong	Monthly	06/19/2019	HKD	747		—	—	(7)
	Return HKD Index			Kong Interbank
				Offered Rate +
				0.15%
	Morgan Stanley & Co MSCI Daily Total	74	Receive	1 Month USD	Monthly	06/19/2019		$10		—	—	—
	Return Net Israel USD			LIBOR + 0.50%
	Index
	Morgan Stanley & Co MSCI Daily Total	63	Receive	1 Month USD	Monthly	06/19/2019		8		—	—	—
	Return Net Israel USD			LIBOR + 0.50%
	Index
	Morgan Stanley & Co MSCI Emerging	868	Pay	1 Month USD	Monthly	06/19/2019		590		—	14	—
	Markets Korea Net			LIBOR - 0.40%
	Total Return USD
	Index
	Morgan Stanley & Co MSCI Emerging	8	Pay	1 Month USD	Monthly	06/19/2019		11		—	—	—
	Markets Thailand Net			LIBOR - 0.10%
	Total Return USD
	Index
	Morgan Stanley & Co MSCI Emerging	57	Pay	1 Month USD	Monthly	06/19/2019		79		—	—	—
	Markets Thailand Net			LIBOR - 0.10%
	Total Return USD
	Index
	Morgan Stanley & Co MSCI Hong Kong Net	102	Receive	1 Month Hong	Monthly	06/19/2019	HKD	9,189		—	—	(36)
	Return HKD Index			Kong Interbank
				Offered Rate +
				0.15%
	Morgan Stanley & Co MSCI Mexico Net	934	Pay	MXN TIIE Banxico	Monthly	06/19/2019	MXN	851		—	—	—
	Return MXN Index
	Morgan Stanley & Co MSCI Mexico Net	528	Pay	MXN TIIE Banxico Monthly		06/19/2019		472		—	—	—
	Return MXN Index
	Morgan Stanley & Co MSCI Singapore Net	5	Pay	1 Month Singapore	Monthly	06/19/2019	SGD	29		—	1	—
	Return SGD Index			Interbank Offered
				Rate - 0.10%
	Morgan Stanley & Co MSCI Singapore Net	3	Pay	1 Month Singapore	Monthly	06/19/2019		17		—	—	—
	Return SGD Index			Interbank Offered
				Rate - 0.10%
	Morgan Stanley & Co MSCI Singapore Net	9	Pay	1 Month Singapore	Monthly	06/19/2019		52		—	1	—
	Return SGD Index			Interbank Offered
				Rate - 0.10%
	Morgan Stanley & Co MSCI South Africa Net	1,219	Pay	1 Month	Monthly	06/19/2019	ZAR	1,211		—	1	—
	Return ZAR Index			Johannesburg
Interbank Agreed
				Rate - 0.67%
	Morgan Stanley & Co MSCI South Africa Net	358	Pay	1 Month	Monthly	06/19/2019		356		—	—	—
	Return ZAR Index			Johannesburg
Interbank Agreed
				Rate - 0.27%
	Morgan Stanley & Co MSCI South Africa Net	4,874	Pay	1 Month	Monthly	06/19/2019		4,842		—	6	—
	Return ZAR Index			Johannesburg
Interbank Agreed
				Rate - 0.67%
	Morgan Stanley & Co MSCI Switzerland Net	451	Pay	1 Month CHF	Monthly	06/19/2019	CHF	1,298		—	—	(9)
	Return CHF Index			LIBOR - 0.96%
Total								$		— $ 1,337		$(233)
	Amounts in thousands except contracts

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Synthetic Futures

				Upfront		Unrealized
			Notional	Payments/		Appreciation/	Fair Value
Counterparty	Reference Entity	Expiration Date	Amount	(Receipts)		(Depreciation)	Asset----Liability
Bank of America NA	Canada 10 Year Bond Future; September 2019	09/20/2019	$(951)$		— $	(10)$	— $	(10)
Bank of America NA	Euro Bund 10 Year Bund Future; September	09/09/2019	12,210		—	18	18	—
	2019
Bank of America NA	Euro-Bobl 5 Year Future; September 2019	09/09/2019	2,542		—	—	—	—
Bank of America NA	Euro-BTP Future; September 2019	09/09/2019	717		—	3	3	—
Bank of America NA	Euro-OAT Future; September 2019	09/09/2019	905		—	—	—	—
Bank of America NA	Euro-Schatz 2 Year Future; September 2019	09/09/2019	4,007		—	—	—	—
Bank of America NA	Japan 10 Year Bond TSE Future; June 2019	06/14/2019	9,896		—	6	6	—
Bank of America NA	UK 10 Year Gilt Future; September 2019	09/27/2019	(14,752)		—	(68)	—	(68)
Bank of America NA	US 10 Year Note Future; September 2019	09/20/2019	(8,365)		—	(89)	—	(89)
Bank of America NA	US 2 Year Note Future; September 2019	10/01/2019	1,932		—	7	7	—
Bank of America NA	US 5 Year Note Future; September 2019	10/03/2019	2,582		—	18	18	—
Bank of America NA	US Long Bond Future; September 2019	09/20/2019	1,076		—	16	16	—
Bank of America NA	US Ultra Bond Future; September 2019	09/20/2019	703		—	17	17	—
Citigroup Inc(a)	Brent Crude Future; August 2019	06/29/2019	1,178		—	(175)	—	(175)
Citigroup Inc(a)	Cocoa Future; July 2019	07/17/2019	(48)		—	(1)	—	(1)
Citigroup Inc(a)	Cocoa Future; July 2019	07/17/2019	(23)		—	(1)	—	(1)
Citigroup Inc(a)	Cocoa Future; September 2019	09/16/2019	24		—	—	—	—
Citigroup Inc(a)	Coffee 'C' Future; July 2019	08/01/2019	(196)		—	(19)	—	(19)
Citigroup Inc(a)	Copper Future; July 2019	07/30/2019	(66)		—	7	7	—
Citigroup Inc(a)	Corn Future; July 2019	07/15/2019	(811)		—	(111)	—	(111)
Citigroup Inc(a)	Cotton No.2 Future; July 2019	07/10/2019	(136)		—	15	15	—
Citigroup Inc(a)	Gasoline RBOB Future; July 2019	07/01/2019	74		—	(9)	—	(9)
Citigroup Inc(a)	LME Copper Future; June 2019	06/18/2019	(291)		—	7	7	—
Citigroup Inc(a)	LME Copper Future; September 2019	09/17/2019	(729)		—	7	7	—
Citigroup Inc(a)	LME Nickel Future; June 2019	06/18/2019	72		—	(7)	—	(7)
Citigroup Inc(a)	LME Nickel Future; September 2019	09/17/2019	(72)		—	1	1	—
Citigroup Inc(a)	LME PRI Alum Future; June 2019	06/18/2019	(178)		—	3	3	—
Citigroup Inc(a)	Low Sulphur Gasoline Future; July 2019	07/12/2019	173		—	(18)	—	(18)
Citigroup Inc(a)	Natural Gas Future; July 2019	06/27/2019	(49)		—	4	4	—
Citigroup Inc(a)	NY Harb ULSD Future; July 2019	07/01/2019	77		—	(8)	—	(8)
Citigroup Inc(a)	Soybean Future; July 2019	07/15/2019	(1,668)		—	(61)	—	(61)
Citigroup Inc(a)	Soybean Meal Future; July 2019	07/17/2019	(450)		—	(15)	—	(15)
Citigroup Inc(a)	Soybean Oil Future; July 2019	07/15/2019	(166)		—	7	7	—
Citigroup Inc(a)	Sugar #11 Future; July 2019	07/01/2019	(285)		—	(2)	—	(2)
Citigroup Inc(a)	Wheat Future; July 2019	07/15/2019	(302)		—	(22)	—	(22)
Merrill Lynch	BIST 30 Index Future; June 2019	07/01/2019	(16)		—	1	1	—
Merrill Lynch(a)	Brent Crude Future; August 2019	06/29/2019	248		—	(37)	—	(37)
Merrill Lynch(a)	Coffee 'C' Future; July 2019	08/01/2019	(157)		—	(15)	—	(15)
Merrill Lynch(a)	Corn Future; July 2019	07/15/2019	(299)		—	(41)	—	(41)
Merrill Lynch	DTOP Index Future; June 2019	06/21/2019	(117)		—	2	2	—
Merrill Lynch(a)	Gold 100 oz Future; August 2019	08/29/2019	(1,967)		—	(38)	—	(38)
Merrill Lynch	HSCEI China Index Future; June 2019	06/28/2019	850		—	(2)	—	(2)
Merrill Lynch(a)	KC HRW Wheat Future; July 2019	07/15/2019	(95)		—	(7)	—	(7)
Merrill Lynch(a)	Live Cattle Future; August 2019	08/31/2019	(41)		—	2	2	—
Merrill Lynch(a)	Silver Future; July 2019	07/30/2019	437		—	(2)	—	(2)
Merrill Lynch(a)	Soybean Meal Future; July 2019	07/17/2019	(128)		—	(4)	—	(4)
Merrill Lynch	Tel Aviv 25 Index Future; June 2019	06/27/2019	213		—	(3)	—	(3)
Merrill Lynch(a)	WTI Crude Future; July 2019	06/21/2019	107		—	(16)	—	(16)
Morgan Stanley & Co	BIST 30 Index Future; June 2019	07/01/2019	(41)		—	2	2	—
Morgan Stanley & Co	Bovespa Index Future; June 2019	06/13/2019	743		—	19	19	—
Morgan Stanley & Co	HSCEI China Index Future; June 2019	06/28/2019	719		—	(1)	—	(1)
Morgan Stanley & Co	Swiss Market Index Future; June 2019	06/22/2019	475		—	(3)	—	(3)
Morgan Stanley & Co	Taiwan TAIEX Index Future; June 2019	06/20/2019	(66)		—	(1)	—	(1)
Morgan Stanley & Co	WIG 20 Index Future; June 2019	06/22/2019	93		—	(6)	—	(6)
Total			$		— $	(630)$	162	$(792)
Amounts in thousands.

(a)	All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS - (9.72)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000’s)
Advertising - (0.06)%			Chemicals (continued)
JCDecaux SA	11,730	$327	FMC Corp	4,500	$331
Omnicom Group Inc	9,600	743	Hitachi Chemical Co Ltd	45,800	1,216
		$1,070	International Flavors & Fragrances Inc	6,400	867
Aerospace & Defense - (0.03)%			JSR Corp	22,000	311
IHI Corp	10,500	233	Kuraray Co Ltd	32,800	375
Kawasaki Heavy Industries Ltd	15,900	354	LANXESS AG	5,762	289
		$587	Mosaic Co/The	24,900	535
Agriculture - (0.11)%			Solvay SA	3,726	350
Altria Group Inc	7,600	373	Taiyo Nippon Sanso Corp	26,700	497
Archer-Daniels-Midland Co	17,100	655	Umicore SA	24,653	733
Bunge Ltd	19,200	1,004	Yara International ASA	19,199	825
		$2,032			$8,234
Airlines - (0.06)%			Commercial Services - (0.30)%
Delta Air Lines Inc	15,500	798	Aramark	4,700	163
Deutsche Lufthansa AG	12,174	231	Babcock International Group PLC	86,306	488
United Continental Holdings Inc	3,400	264	Global Payments Inc	3,170	488
		$1,293	Nielsen Holdings PLC	21,800	496
Apparel - (0.02)%			Square Inc	3,000	186
Capri Holdings Ltd	4,900	159	Toppan Printing Co Ltd	70,500	1,025
Hanesbrands Inc	17,499	260	Transurban Group	88,771	856
		$419	Worldpay Inc	13,200	1,606
Automobile Manufacturers - (0.14)%					$5,308
Bayerische Motoren Werke AG	7,063	490	Computers - (0.15)%
Daimler AG	6,925	359	Atos SE	5,887	448
Ford Motor Co	76,300	726	Fujitsu Ltd	14,900	1,004
Nissan Motor Co Ltd	125,100	849	Hewlett Packard Enterprise Co	38,536	529
		$2,424	International Business Machines Corp	1,800	229
Automobile Parts & Equipment - (0.11)%			NEC Corp	18,800	694
Cie Generale des Etablissements Michelin SCA	6,862	787			$2,904
JTEKT Corp	64,200	675	Consumer Products - (0.04)%
Sumitomo Electric Industries Ltd	28,200	339	Societe BIC SA	9,365	733
Toyoda Gosei Co Ltd	13,300	231	Cosmetics & Personal Care - (0.07)%
Valeo SA	2,560	68	Essity AB	35,493	1,041
		$2,100	Lion Corp	10,000	193
Banks - (0.41)%					$1,234
Bendigo & Adelaide Bank Ltd	210,197	1,635	Distribution & Wholesale - (0.05)%
Canadian Imperial Bank of Commerce	4,200	318	Jardine Cycle & Carriage Ltd	22,400	552
Chemical Financial Corp	2,223	84	Rexel SA	32,908	355
Commonwealth Bank of Australia	17,189	934			$907
Credit Suisse Group AG	17,367	196	Diversified Financial Services - (0.26)%
Morgan Stanley	26,600	1,082	AEON Financial Service Co Ltd	19,200	305
National Bank of Canada	18,800	844	Credit Saison Co Ltd	62,700	672
Nordea Bank Abp	66,870	472	Raymond James Financial Inc	8,300	685
UBS Group AG	35,354	407	SBI Holdings Inc/Japan	41,600	955
Wells Fargo & Co	14,000	621	St James's Place PLC	42,066	556
Westpac Banking Corp	26,520	507	Tokyo Century Corp	25,400	1,023
Yamaguchi Financial Group Inc	62,800	463	Western Union Co/The	32,500	630
		$7,563			$4,826
Beverages - (0.06)%			Electric - (0.32)%
Coca-Cola Bottlers Japan Holdings Inc	48,700	1,105	AES Corp/VA	30,800	487
Biotechnology - (0.02)%			Chugoku Electric Power Co Inc/The	77,300	968
BioMarin Pharmaceutical Inc	2,900	238	E.ON SE	81,325	850
Seattle Genetics Inc	4,200	273	Entergy Corp	9,700	942
		$511	Exelon Corp	13,664	657
Building Materials - (0.20)%			Kyushu Electric Power Co Inc	52,200	515
Cie de Saint-Gobain	17,726	639	RWE AG	17,927	448
CRH PLC	10,887	341	SSE PLC	38,866	530
HeidelbergCement AG	7,606	564	Vistra Energy Corp	17,300	408
Imerys SA	15,643	678			$5,805
James Hardie Industries PLC	38,995	495	Electrical Components & Equipment - (0.03)%
LIXIL Group Corp	31,200	399	Casio Computer Co Ltd	32,200	358
Martin Marietta Materials Inc	1,500	316	OSRAM Licht AG	9,423	280
Owens Corning	4,300	208			$638
		$3,640	Electronics - (0.08)%
Chemicals - (0.46)%			Alps Alpine Co Ltd	13,600	224
Akzo Nobel NV	14,514	1,222	Arrow Electronics Inc	3,500	219
Dow Inc	4,933	231	Murata Manufacturing Co Ltd	6,100	261
DowDuPont Inc	14,800	452	Nippon Electric Glass Co Ltd	25,500	610

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Electronics (continued)			Insurance - (0.71)%
Trimble Inc	10,400	$415	Aflac Inc	8,000	$410
		$1,729	Ageas	5,653	276
Engineering & Construction - (0.28)%			American International Group Inc	21,100	1,078
ACS Actividades de Construccion y Servicios SA 15,265		627	AXA Equitable Holdings Inc	23,300	479
Jacobs Engineering Group Inc	31,000	2,334	Baloise Holding AG	10,845	1,804
JGC Corp	33,800	448	Challenger Ltd	41,116	230
Lendlease Group	52,502	518	Chubb Ltd	6,900	1,008
Skanska AB	51,887	849	Great-West Lifeco Inc	21,200	480
SNC-Lavalin Group Inc	20,200	360	MS&AD Insurance Group Holdings Inc	14,400	455
		$5,136	Reinsurance Group of America Inc	8,700	1,288
Entertainment - (0.03)%			Sony Financial Holdings Inc	5,200	115
Flutter Entertainment PLC	4,010	285	Swiss Life Holding AG	3,156	1,435
Sega Sammy Holdings Inc	20,800	246	Swiss Re AG	13,011	1,234
		$531	Tryg A/S	14,391	450
Food - (0.39)%			Voya Financial Inc	15,839	806
Aeon Co Ltd	22,100	381	WR Berkley Corp	9,000	560
Campbell Soup Co	6,600	240	Zurich Insurance Group AG	2,827	916
Dairy Farm International Holdings Ltd	56,100	428			$13,024
Empire Co Ltd	9,000	207	Internet - (0.11)%
George Weston Ltd	6,500	486	CyberAgent Inc	8,300	317
Hormel Foods Corp	21,993	868	Expedia Group Inc	1,806	208
JM Smucker Co/The	6,000	729	New Media Investment Group Inc	79,620	735
Kroger Co/The	39,600	903	Shopify Inc	1,100	303
McCormick & Co Inc/MD	3,300	515	Wayfair Inc	2,100	302
Metro Inc/CN	9,200	336			$1,865
Mowi ASA	54,081	1,255	Investment Companies - (0.03)%
NH Foods Ltd	9,000	364	Kinnevik AB	21,568	549
Yamazaki Baking Co Ltd	31,100	466	Iron & Steel - (0.11)%
		$7,178	Hitachi Metals Ltd	86,200	853
Food Service - (0.09)%			Nippon Steel Corp	39,800	658
Sodexo SA	13,966	1,606	voestalpine AG	17,409	454
Forest Products & Paper - (0.07)%					$1,965
International Paper Co	30,104	1,248	Leisure Products & Services - (0.04)%
Gas - (0.11)%			Flight Centre Travel Group Ltd	7,153	216
Enagas SA	16,100	440	Harley-Davidson Inc	13,742	450
NiSource Inc	50,100	1,395	Polaris Industries Inc	2,700	216
Toho Gas Co Ltd	11,500	448			$882
		$2,283	Lodging - (0.06)%
Hand & Machine Tools - (0.06)%			City Developments Ltd	36,700	220
Disco Corp	2,000	276	MGM Resorts International	14,400	357
Finning International Inc	33,700	541	Whitbread PLC	8,154	477
Snap-on Inc	2,400	374			$1,054
		$1,191	Machinery - Diversified - (0.18)%
Healthcare - Products - (0.06)%			ANDRITZ AG	34,213	1,230
Danaher Corp	2,211	292	Deere & Co	7,800	1,093
Henry Schein Inc	6,300	406	GEA Group AG	19,791	543
Hologic Inc	6,700	295	Wabtec Corp	6,810	425
OPKO Health Inc	15,980	29			$3,291
		$1,022	Media - (0.24)%
Healthcare - Services - (0.59)%			Bollore SA	178,607	806
Anthem Inc	33,983	9,447	CBS Corp	14,900	719
Centene Corp	2,166	125	DISH Network Corp	13,835	500
Ramsay Health Care Ltd	8,283	400	EW Scripps Co/The	18,254	278
Ryman Healthcare Ltd	58,045	439	Liberty Broadband Corp - C Shares	5,700	559
WellCare Health Plans Inc	2,100	580	News Corp - A Shares	48,700	555
		$10,991	Pearson PLC	44,204	440
Holding Companies - Diversified - (0.03)%			Shaw Communications Inc	38,700	786
Jardine Matheson Holdings Ltd	8,200	527			$4,643
Home Builders - (0.23)%			Metal Fabrication & Hardware - (0.03)%
Daiwa House Industry Co Ltd	19,700	589	MISUMI Group Inc	27,600	646
DR Horton Inc	24,200	1,035	Mining - (0.04)%
Iida Group Holdings Co Ltd	79,100	1,251	Anglo American PLC	10,558	253
Lennar Corp - A Shares	17,500	869	Endeavour Mining Corp	747	11
Sekisui Chemical Co Ltd	22,500	329	Mitsubishi Materials Corp	18,900	492
		$4,073	Newmont Goldcorp Corp	175	6
Home Furnishings - (0.06)%					$762
Electrolux AB	36,085	782
Whirlpool Corp	3,700	425
		$1,207

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Miscellaneous Manufacturers - (0.17)%			Retail (continued)
Alstom SA	15,669	$715	Genuine Parts Co	7,800	$771
Siemens AG	17,153	1,941	J Front Retailing Co Ltd	29,300	305
Smiths Group PLC	28,504	518	Kohl's Corp	4,200	207
		$3,174	Macy's Inc	20,600	424
Office & Business Equipment - (0.10)%			Nordstrom Inc	10,200	319
Ricoh Co Ltd	124,600	1,203	Shimamura Co Ltd	14,100	1,074
Seiko Epson Corp	26,800	393	Yamada Denki Co Ltd	216,100	1,012
Xerox Corp	14,498	444			$7,117
		$2,040	Semiconductors - (1.03)%
Oil & Gas - (0.08)%			Intel Corp	172,773	7,609
Chesapeake Energy Corp	95,425	183	Lam Research Corp	58,409	10,199
Helmerich & Payne Inc	2,883	141	Marvell Technology Group Ltd	31,500	702
Hess Corp	4,300	240	Microchip Technology Inc	7,100	568
Inpex Corp	43,500	350			$19,078
Marathon Petroleum Corp	4,822	222	Software - 0.00%
Occidental Petroleum Corp	3,310	165	Worldline SA/France	1,488	89
Oil Search Ltd	56,059	273	Telecommunications - (0.26)%
		$1,574	BCE Inc	7,000	315
Oil & Gas Services - (0.09)%			Corning Inc	7,300	211
John Wood Group PLC	77,442	382	Inmarsat PLC	33,577	231
Keane Group Inc	19,800	145	Nippon Telegraph & Telephone Corp	25,700	1,150
National Oilwell Varco Inc	12,720	265	Nokia OYJ	220,931	1,107
Patterson-UTI Energy Inc	7,335	78	Orange SA	18,205	282
ProPetro Holding Corp	22,120	430	SES SA	26,086	395
RPC Inc	19,977	149	Swisscom AG	1,144	547
TechnipFMC PLC	20,400	424	Telefonica SA	69,034	552
		$1,873			$4,790
Packaging & Containers - (0.06)%			Transportation - (0.31)%
Amcor Ltd/Australia	28,934	330	AP Moller - Maersk A/S - B	691	738
Ball Corp	5,800	356	DSV A/S	2,321	207
Crown Holdings Inc	7,700	427	FedEx Corp	10,090	1,557
		$1,113	Getlink SE	60,478	933
Pharmaceuticals - (0.19)%			Kintetsu Group Holdings Co Ltd	11,100	531
Alfresa Holdings Corp	28,100	703	Mitsui OSK Lines Ltd	17,300	366
AmerisourceBergen Corp	4,300	335	Odakyu Electric Railway Co Ltd	11,500	283
Bristol-Myers Squibb Co	10,222	464	Tokyu Corp	19,800	350
Daiichi Sankyo Co Ltd	7,900	381	United Parcel Service Inc	8,900	827
McKesson Corp	1,600	195			$5,792
Novartis AG	6,706	576	Water - (0.07)%
Orion Oyj	14,440	472	Suez	63,575	851
Otsuka Holdings Co Ltd	13,100	438	United Utilities Group PLC	44,185	446
		$3,564			$1,297
Pipelines - (0.24)%			TOTAL COMMON STOCKS (proceeds $180,363)		$180,915
Cheniere Energy Inc	9,100	575	INVESTMENT COMPANIES - (0.12)%	Shares	Value (000's)
Enbridge Inc	42,000	1,546	Exchange-Traded Funds - (0.12)%
Kinder Morgan Inc/DE	66,800	1,333	SPDR S&P Oil & Gas Equipment & Services	24,827	214
Williams Cos Inc/The	41,500	1,095	ETF
		$4,549	SPDR S&P Oil & Gas Exploration & Production	75,701	1,939
Real Estate - (0.19)%			ETF
Aroundtown SA	68,368	580	VanEck Vectors Oil Services ETF	5,778	75
Deutsche Wohnen SE	9,908	468			$2,228
Hysan Development Co Ltd	186,000	969	TOTAL INVESTMENT COMPANIES (proceeds $3,141)		$2,228
Jones Lang LaSalle Inc	374	47		Principal
Nomura Real Estate Holdings Inc	23,300	477	BONDS - (1.83)%	Amount (000's)	Value (000's)
Swiss Prime Site AG	7,957	649	Banks - (0.01)%
UOL Group Ltd	72,500	357	Norddeutsche Landesbank Girozentrale
		$3,547	6.25%, 04/10/2024	$200	$185
REITs - (0.03)%			Chemicals - (0.12)%
Cousins Properties Inc	8,905	81	Huntsman International LLC
First Capital Realty Inc	32,200	495	4.50%, 05/01/2029	2,207	2,234
Park Hotels & Resorts Inc	233	6
		$582	Commercial Services - (0.04)%
Retail - (0.37)%			Refinitiv US Holdings Inc
Canadian Tire Corp Ltd	6,400	640	8.25%, 11/15/2026	652	649
CarMax Inc	9,200	720	Diversified Financial Services - (0.08)%
Dollar Tree Inc	3,300	335	International Lease Finance Corp
Domino's Pizza Enterprises Ltd	9,415	254	5.88%, 08/15/2022	1,436	1,553
FamilyMart UNY Holdings Co Ltd	34,400	826
Gap Inc/The	12,300	230

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund May 31, 2019 (unaudited)

Short Sales Outstanding
	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s)	Value (000’s)	AGENCY OBLIGATIONS (continued)	Amount (000’s)	Value (000’s)
Electric - (0.44)%			U.S. Treasury (continued)
Comision Federal de Electricidad			2.13%, 05/15/2022	$35,133	$35,361
6.13%, 06/16/2045	$7,500	$8,104	2.13%, 03/31/2024	2,349	2,368
Healthcare - Services - (0.11)%			2.13%, 05/31/2026	11,476	11,543
CHS/Community Health Systems Inc			2.25%, 04/30/2021	43,014	43,243
5.13%, 08/01/2021	2,090	2,043	2.38%, 03/15/2022	22,220	22,507
Media - (0.10)%			2.38%, 04/30/2026	36,851	37,674
			2.38%, 05/15/2027	19,413	19,841
AMC Networks Inc			2.38%, 05/15/2029	7,672	7,830
4.75%, 08/01/2025	1,953	1,909	2.50%, 02/15/2022	15,885	16,131
Real Estate - (0.02)%			2.63%, 02/15/2029	1,900	1,980
Realogy Group LLC / Realogy Co-Issuer Corp			2.88%, 11/30/2025	22,172	23,324
4.88%, 06/01/2023	434	398	3.38%, 11/15/2048	975	1,135
REITs - (0.07)%					$313,263
CBL & Associates LP			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.25%, 12/01/2023	1,066	735	OBLIGATIONS (proceeds $355,121)		$360,832
5.95%, 12/15/2026	836	552	TOTAL SHORT SALES (proceeds $573,562)		$579,348
		$1,287
Retail - (0.05)%
Staples Inc
10.75%, 04/15/2027	870	835
Sovereign - (0.79)%
Argentine Republic Government International
Bond
6.88%, 01/11/2048	1,111	742
7.50%, 04/22/2026	1,111	831
Ghana Government International Bond
7.88%, 08/07/2023	1,414	1,485
Republic of South Africa Government
International Bond
4.30%, 10/12/2028	1,059	997
4.85%, 09/27/2027	6,480	6,363
5.88%, 06/22/2030	4,318	4,458
		$14,876
Telecommunications - 0.00%
Frontier Communications Corp
10.50%, 09/15/2022	104	76
TOTAL BONDS (proceeds $33,684)		$34,149
	Principal
CONVERTIBLE BONDS - (0.07)%	Amount (000's)	Value (000's)
Biotechnology - (0.04)%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024	200	203
Illumina Inc
0.00%, 08/15/2023	575	613
		$816
Internet - (0.02)%
Booking Holdings Inc
0.90%, 09/15/2021	225	245
Liberty Expedia Holdings Inc
1.00%, 06/30/2047	100	98
		$343
Oil & Gas Services - (0.01)%
Oil States International Inc
1.50%, 02/15/2023	75	65
TOTAL CONVERTIBLE BONDS (proceeds $1,253)		$1,224
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (19.39)%	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (2.56)%
3.50%, 07/01/2045	$9,859	$10,048
3.50%, 06/01/2049	36,792	37,521
		$47,569
U.S. Treasury - (16.83)%
1.88%, 08/31/2024	26,410	26,307
2.00%, 12/31/2021	38,885	38,984
2.00%, 07/31/2022	24,963	25,035

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
May 31, 2019 (unaudited)

COMMON STOCKS - 92.71%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Agriculture - 1.19%			Healthcare - Products - 1.21%
Philip Morris International Inc	2,564	$198	Danaher Corp	1,523	$201
Apparel - 3.21%			Healthcare - Services - 2.27%
Capri Holdings Ltd (a)	3,841	125	ICON PLC (a)	1,328	188
Feng TAY Enterprise Co Ltd	17,000	129	Syneos Health Inc (a)	4,607	190
Moncler SpA	4,605	169			$378
Yue Yuen Industrial Holdings Ltd	40,000	112	Home Furnishings - 0.63%
		$535	Sony Corp	2,200	105
Automobile Manufacturers - 1.80%			Insurance - 4.24%
Kia Motors Corp	4,294	142	Athene Holding Ltd (a)	4,247	173
Toyota Motor Corp	2,700	158	Fairfax Financial Holdings Ltd	300	138
		$300	Legal & General Group PLC	42,145	136
Automobile Parts & Equipment - 0.70%			NN Group NV	2,864	109
Weichai Power Co Ltd	76,000	116	Prudential Financial Inc	1,640	151
Banks - 4.54%					$707
Bank Leumi Le-Israel BM	24,380	163	Internet - 10.11%
IBERIABANK Corp	3,101	222	Alphabet Inc - A Shares (a)	375	415
Swedbank AB	11,608	166	Amazon.com Inc (a)	134	238
Synovus Financial Corp	6,441	206	Facebook Inc (a)	1,886	335
		$757	Tencent Holdings Ltd	3,800	158
Beverages - 0.64%			Uber Technologies Inc (a)	13,321	538
Coca-Cola HBC AG (a)	2,953	106			$1,684
Commercial Services - 1.18%			Leisure Products & Services - 1.05%
PayPal Holdings Inc (a)	1,794	197	Norwegian Cruise Line Holdings Ltd (a)	3,195	175
Computers - 1.46%			Lodging - 0.97%
Apple Inc	671	118	Extended Stay America Inc	9,478	162
Lenovo Group Ltd	180,000	125	Machinery - Diversified - 0.86%
		$243	Dover Corp	1,602	143
Distribution & Wholesale - 0.94%			Media - 2.72%
Mitsubishi Corp	6,000	156	CBS Corp	3,031	146
Diversified Financial Services - 5.02%			Comcast Corp - Class A	3,845	158
Far East Horizon Ltd	115,000	123	World Wrestling Entertainment Inc	2,063	150
LPL Financial Holdings Inc	1,947	156			$454
Mastercard Inc	1,125	283	Mining - 0.92%
REC Ltd	78,491	163	Rio Tinto Ltd	2,206	153
Shinhan Financial Group Co Ltd	2,979	111	Oil & Gas - 5.10%
		$836	BP PLC	24,200	164
Electric - 4.29%			ConocoPhillips	5,267	311
American Electric Power Co Inc	1,588	137	Kunlun Energy Co Ltd	106,000	97
FirstEnergy Corp	4,443	183	LUKOIL PJSC ADR	1,457	117
Iberdrola SA	24,513	228	Marathon Petroleum Corp	3,491	161
Public Service Enterprise Group Inc	2,840	167			$850
		$715	Pharmaceuticals - 4.85%
Electrical Components & Equipment - 2.26%			Johnson & Johnson	1,355	178
AMETEK Inc	1,333	109	Merck KGaA	1,631	157
Delta Electronics Inc	28,000	126	Novartis AG	1,426	123
Energizer Holdings Inc	3,464	142	Ono Pharmaceutical Co Ltd	6,100	107
		$377	Roche Holding AG	930	244
Electronics - 1.15%					$809
Honeywell International Inc	1,162	191	Pipelines - 1.14%
Energy - Alternate Sources - 1.11%			TC Energy Corp	3,900	190
Vestas Wind Systems A/S	2,271	185	Private Equity - 2.27%
Engineering & Construction - 1.77%			3i Group PLC	12,974	172
ACS Actividades de Construccion y Servicios SA	3,597	148	Brookfield Asset Management Inc	4,500	207
Vinci SA	1,497	147			$379
		$295	Real Estate - 2.50%
Entertainment - 0.96%			CK Asset Holdings Ltd	20,000	145
GVC Holdings PLC	21,209	160	Sun Hung Kai Properties Ltd	9,500	150
Environmental Control - 0.86%			Sunac China Holdings Ltd	28,000	121
Waste Management Inc	1,315	144			$416
Food - 4.36%			REITs - 1.63%
General Mills Inc	3,117	154	Equity LifeStyle Properties Inc	1,168	142
MEIJI Holdings Co Ltd	2,100	147	Liberty Property Trust	2,740	130
Nestle SA	2,003	199			$272
Tesco PLC	44,928	128
WH Group Ltd (b)	109,500	99
		$727

See accompanying notes.

Schedule of Investments Global Opportunities Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)
Retail - 2.71%
Alimentation Couche-Tard Inc	2,700	$166
Dollar Tree Inc (a)	1,141	116
O'Reilly Automotive Inc (a)	455	169
		$451
Semiconductors - 1.06%
Samsung Electronics Co Ltd	4,953	176
Software - 2.61%
Microsoft Corp	3,518	435
Telecommunications - 4.64%
China Mobile Ltd	14,000	122
Cisco Systems Inc	3,105	162
Nice Ltd ADR(a)	1,485	208
SoftBank Group Corp	1,400	130
Telefonaktiebolaget LM Ericsson	15,813	152
		$774
Toys, Games & Hobbies - 0.85%
Nintendo Co Ltd	400	141
Transportation - 0.93%
Norfolk Southern Corp	793	155
TOTAL COMMON STOCKS		$15,448
INVESTMENT COMPANIES - 2.95%	Shares Held Value (000's)
Money Market Funds - 2.95%
Principal Government Money Market Fund	490,558	491
2.3%(c),(d)
TOTAL INVESTMENT COMPANIES		$491
Total Investments		$15,939
Other Assets and Liabilities - 4.34%		723
TOTAL NET ASSETS - 100.00%		$16,662

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $99 or 0.59% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
United States	49.41%
Japan	5.67%
United Kingdom	5.26%
Hong Kong	5.08%
Canada	4.21%
Switzerland	4.04%
China	3.13%
Korea, Republic Of	2.57%
Spain	2.26%
Israel	2.23%
Sweden	1.90%
Taiwan, Province Of China	1.53%
Ireland	1.13%
Denmark	1.11%
Italy	1.02%
India	0.98%
Isle of Man	0.96%
Germany	0.94%
France	0.88%
Russian Federation	0.70%
Netherlands	0.65%
Other Assets and Liabilities	4.34%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018	Purchases		Sales	May 31, 2019
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.3%	$13,829		$55,316	$68,654		$491
	$13,829		$55,316	$68,654		$491

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.3%	$43	$—		$—		$—
	$43	$—		$—		$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments International Equity Index Fund May 31, 2019 (unaudited)

COMMON STOCKS - 96.72%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.29%			Automobile Parts & Equipment (continued)
Dentsu Inc	16,700	$543	Denso Corp	33,600	$1,292
Hakuhodo DY Holdings Inc	18,100	283	Faurecia SA	5,878	217
JCDecaux SA	5,767	161	JTEKT Corp	16,000	168
Publicis Groupe SA	16,391	896	Koito Manufacturing Co Ltd	8,000	369
WPP PLC	97,688	1,161	NGK Insulators Ltd	20,400	275
		$3,044	NGK Spark Plug Co Ltd	12,100	211
Aerospace & Defense - 1.47%			Nokian Renkaat OYJ	9,618	275
Airbus SE	45,078	5,771	Pirelli & C SpA (b)	30,968	176
BAE Systems PLC	247,472	1,415	Stanley Electric Co Ltd	10,200	231
Dassault Aviation SA	194	242	Sumitomo Electric Industries Ltd	58,500	703
Elbit Systems Ltd	1,821	259	Sumitomo Rubber Industries Ltd	13,300	147
IHI Corp	11,400	253	Toyoda Gosei Co Ltd	5,100	88
Kawasaki Heavy Industries Ltd	11,000	245	Toyota Industries Corp	11,300	578
Leonardo SpA	31,332	347	Valeo SA	18,600	491
Meggitt PLC	60,144	372	Yokohama Rubber Co Ltd/The	9,200	153
MTU Aero Engines AG	4,026	868			$10,109
Rolls-Royce Holdings PLC (a)	132,090	1,435	Banks - 10.84%
Safran SA	25,339	3,324	ABN AMRO Group NV (b)	32,747	692
Thales SA	8,248	908	AIB Group PLC	63,042	259
		$15,439	Aozora Bank Ltd	9,200	223
Agriculture - 1.03%			Australia & New Zealand Banking Group Ltd	221,180	4,261
British American Tobacco PLC	177,576	6,168	Banco Bilbao Vizcaya Argentaria SA	516,208	2,799
Golden Agri-Resources Ltd	497,500	96	Banco de Sabadell SA	435,626	482
Imperial Brands PLC	74,067	1,791	Banco Espirito Santo SA (a),(c),(d)	131,709	—
Japan Tobacco Inc	92,800	2,128	Banco Santander SA	1,256,987	5,511
Swedish Match AB	13,622	615	Bank Hapoalim BM	87,763	632
		$10,798	Bank Leumi Le-Israel BM	115,632	775
Airlines - 0.13%			Bank of East Asia Ltd/The	99,200	309
ANA Holdings Inc	8,800	294	Bank of Ireland Group PLC	75,168	402
Deutsche Lufthansa AG	18,395	349	Bank of Kyoto Ltd/The	4,200	163
easyJet PLC	12,301	136	Bank of Queensland Ltd	31,106	199
Japan Airlines Co Ltd	8,900	279	Bankia SA	95,532	241
Singapore Airlines Ltd	41,900	278	Bankinter SA	52,191	377
		$1,336	Barclays PLC	1,326,499	2,500
Apparel - 1.76%			Bendigo & Adelaide Bank Ltd	37,738	293
Adidas AG	13,964	3,986	BNP Paribas SA	87,080	3,993
Burberry Group PLC	31,849	682	BOC Hong Kong Holdings Ltd	286,500	1,101
Hermes International	2,452	1,629	CaixaBank SA	277,840	854
Kering SA	5,866	3,053	Chiba Bank Ltd/The	43,800	209
LVMH Moet Hennessy Louis Vuitton SE	21,504	8,115	Commerzbank AG	77,564	544
Moncler SpA	13,864	509	Commonwealth Bank of Australia	137,046	7,448
Puma SE	642	374	Concordia Financial Group Ltd	83,200	316
Yue Yuen Industrial Holdings Ltd	57,500	162	Credit Agricole SA	88,765	1,009
		$18,510	Credit Suisse Group AG (a)	197,880	2,239
			Danske Bank A/S	52,023	853
Automobile Manufacturers - 2.87%			DBS Group Holdings Ltd	139,000	2,460
Bayerische Motoren Werke AG	25,633	1,779	Deutsche Bank AG	152,004	1,031
Daimler AG	70,400	3,649	DNB ASA	74,523	1,263
Ferrari NV	9,456	1,344	Erste Group Bank AG (a)	23,292	825
Fiat Chrysler Automobiles NV	84,032	1,070	FinecoBank Banca Fineco SpA	40,069	414
Hino Motors Ltd	22,200	175	Fukuoka Financial Group Inc	13,300	226
Honda Motor Co Ltd	126,200	3,104	Hang Seng Bank Ltd	59,200	1,486
Isuzu Motors Ltd	42,700	469	HSBC Holdings PLC	1,552,308	12,653
Mazda Motor Corp	44,100	428	ING Groep NV	301,290	3,254
Mitsubishi Motors Corp	52,000	244	Intesa Sanpaolo SpA	1,152,202	2,350
Nissan Motor Co Ltd	179,800	1,221	Investec PLC	52,807	307
Peugeot SA	45,532	1,016	Israel Discount Bank Ltd	90,115	344
Renault SA	14,881	896	Japan Post Bank Co Ltd	31,400	321
Subaru Corp	47,700	1,102	KBC Group NV	19,330	1,269
Suzuki Motor Corp	28,400	1,344	Lloyds Banking Group PLC	5,523,696	3,993
Toyota Motor Corp	176,900	10,391	Macquarie Group Ltd	25,034	2,083
Volkswagen AG	2,513	399	Mediobanca Banca di Credito Finanziario SpA	48,072	443
Volvo AB - B Shares	114,987	1,605	Mitsubishi UFJ Financial Group Inc	952,300	4,374
		$30,236	Mizrahi Tefahot Bank Ltd (a)	10,843	237
Automobile Parts & Equipment - 0.96%			Mizuho Financial Group Inc	1,867,800	2,633
Aisin Seiki Co Ltd	12,500	412	National Australia Bank Ltd	215,021	3,945
Bridgestone Corp	44,300	1,648	Natixis SA	73,167	335
Cie Generale des Etablissements Michelin SCA	13,227	1,517	Nordea Bank Abp	235,152	1,660
Continental AG	8,516	1,158	Oversea-Chinese Banking Corp Ltd	247,200	1,905

See accompanying notes.

     Schedule of Investments International Equity Index Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Chemicals (continued)
Raiffeisen Bank International AG	11,459	$266	Brenntag AG	11,961	$555
Resona Holdings Inc	162,100	683	Clariant AG (a)	15,418	281
Royal Bank of Scotland Group PLC	373,110	1,007	Covestro AG (b)	13,460	588
Seven Bank Ltd	46,200	118	Croda International PLC	9,948	637
Shinsei Bank Ltd	12,100	171	Daicel Corp	20,500	174
Shizuoka Bank Ltd/The	35,700	281	EMS-Chemie Holding AG	634	380
Skandinaviska Enskilda Banken AB	125,998	1,118	Evonik Industries AG	14,430	378
Societe Generale SA	59,419	1,486	Givaudan SA	715	1,890
Standard Chartered PLC	217,770	1,889	Hitachi Chemical Co Ltd	8,100	215
Sumitomo Mitsui Financial Group Inc	102,900	3,566	Incitec Pivot Ltd	124,316	282
Sumitomo Mitsui Trust Holdings Inc	25,644	937	Israel Chemicals Ltd	54,515	273
Svenska Handelsbanken AB	118,227	1,162	Johnson Matthey PLC	14,983	585
Swedbank AB	70,109	1,005	JSR Corp	15,000	212
UBS Group AG (a)	298,525	3,435	Kaneka Corp	3,800	130
UniCredit SpA	155,389	1,762	Kansai Paint Co Ltd	13,800	260
United Overseas Bank Ltd	97,700	1,674	Koninklijke DSM NV	14,045	1,576
Westpac Banking Corp	266,899	5,099	Kuraray Co Ltd	24,800	283
		$114,154	LANXESS AG	6,731	337
Beverages - 2.50%			Mitsubishi Chemical Holdings Corp	99,200	646
Anheuser-Busch InBev SA/NV	58,988	4,798	Mitsubishi Gas Chemical Co Inc	12,600	156
Asahi Group Holdings Ltd	28,000	1,229	Mitsui Chemicals Inc	14,300	312
Carlsberg A/S	8,281	1,088	Nippon Paint Holdings Co Ltd	11,300	444
Coca-Cola Amatil Ltd	39,236	259	Nissan Chemical Corp	9,800	414
Coca-Cola Bottlers Japan Holdings Inc	9,700	220	Nitto Denko Corp	12,200	530
Coca-Cola European Partners PLC	18,358	1,017	Novozymes A/S	16,949	794
Coca-Cola HBC AG (a)	15,530	559	Shin-Etsu Chemical Co Ltd	28,100	2,320
Davide Campari-Milano SpA	44,965	439	Showa Denko KK	10,500	285
Diageo PLC	187,190	7,874	Solvay SA	5,738	539
Heineken Holding NV	8,920	883	Sumitomo Chemical Co Ltd	115,400	496
Heineken NV	20,067	2,106	Symrise AG	9,959	933
Kirin Holdings Co Ltd	63,700	1,378	Taiyo Nippon Sanso Corp	10,200	190
Pernod Ricard SA	16,439	2,898	Teijin Ltd	13,900	226
Remy Cointreau SA	1,747	240	Toray Industries Inc	107,500	735
Suntory Beverage & Food Ltd	10,800	449	Tosoh Corp	20,300	256
Treasury Wine Estates Ltd	55,638	578	Umicore SA	15,261	454
Vitasoy International Holdings Ltd	58,000	311	Yara International ASA	13,748	591
		$26,326			$31,289
Biotechnology - 0.60%			Commercial Services - 2.35%
BeiGene Ltd ADR(a)	2,768	326	Adecco Group AG	12,251	661
CSL Ltd	35,069	4,983	Adyen NV (a),(b)	800	642
Genmab A/S (a)	4,760	818	Ashtead Group PLC	36,594	859
H Lundbeck A/S	5,395	217	Atlantia SpA	38,358	960
		$6,344	Benesse Holdings Inc	5,600	130
Building Materials - 1.36%			Brambles Ltd	123,385	1,034
AGC Inc/Japan	14,000	448	Bureau Veritas SA	22,241	523
Boral Ltd	90,759	341	Dai Nippon Printing Co Ltd	18,800	406
Cie de Saint-Gobain	38,083	1,374	Edenred	18,554	846
CRH PLC	62,811	1,970	Experian PLC	70,456	2,123
Daikin Industries Ltd	19,200	2,322	G4S PLC	120,121	317
Fletcher Building Ltd	66,065	226	GMO Payment Gateway Inc	3,100	207
Geberit AG	2,868	1,263	Intertek Group PLC	12,495	835
HeidelbergCement AG	11,520	855	ISS A/S	12,219	344
Imerys SA	2,769	120	Park24 Co Ltd	9,000	169
James Hardie Industries PLC	34,239	434	Persol Holdings Co Ltd	13,700	290
Kingspan Group PLC	11,870	618	Randstad NV	9,224	475
LafargeHolcim Ltd (a)	37,588	1,797	Recruit Holdings Co Ltd	91,800	2,911
LIXIL Group Corp	20,700	265	RELX PLC	151,946	3,535
Rinnai Corp	2,600	170	Rentokil Initial PLC	143,170	678
Sika AG	9,879	1,465	Secom Co Ltd	16,200	1,383
Taiheiyo Cement Corp	9,400	277	Securitas AB	24,242	401
TOTO Ltd	11,000	408	SGS SA	413	1,042
		$14,353	Sohgo Security Services Co Ltd	5,600	270
Chemicals - 2.97%			Toppan Printing Co Ltd	19,000	276
Air Liquide SA	33,245	4,134	Transurban Group	207,115	1,998
Air Water Inc	11,600	171	Wirecard AG	9,087	1,420
Akzo Nobel NV	17,631	1,485			$24,735
Arkema SA	5,328	447
Asahi Kasei Corp	97,800	1,002
BASF SE	71,106	4,693

See accompanying notes.

     Schedule of Investments International Equity Index Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers - 0.91%			Diversified Financial Services (continued)
Atos SE	7,447	$566	Tokyo Century Corp	3,300	$133
Capgemini SE	12,304	1,375			$15,484
Check Point Software Technologies Ltd (a)	9,675	1,067	Electric - 2.65%
Computershare Ltd	37,831	436	AGL Energy Ltd	50,772	722
CyberArk Software Ltd (a)	2,878	380	AusNet Services	141,393	174
Fujitsu Ltd	15,200	1,025	Chubu Electric Power Co Inc	49,800	679
Ingenico Group SA	4,644	371	Chugoku Electric Power Co Inc/The	21,600	271
Itochu Techno-Solutions Corp	7,300	180	CLP Holdings Ltd	127,500	1,444
NEC Corp	19,300	712	E.ON SE	170,404	1,782
Nomura Research Institute Ltd	8,681	422	EDP - Energias de Portugal SA	198,155	722
NTT Data Corp	49,000	583	Electric Power Development Co Ltd	11,300	248
Obic Co Ltd	5,000	600	Electricite de France SA	46,609	656
Otsuka Corp	8,100	313	Endesa SA	24,590	613
TDK Corp	10,000	673	Enel SpA	629,659	3,916
Teleperformance	4,473	858	Engie SA	141,400	1,971
		$9,561	Fortum OYJ	34,385	736
Consumer Products - 0.50%			HK Electric Investments & HK Electric	206,000	202
Henkel AG & Co KGaA	8,045	697	Investments Ltd
Reckitt Benckiser Group PLC	54,772	4,396	Iberdrola SA	454,316	4,224
Societe BIC SA	1,960	154	Innogy SE (b)	10,752	487
		$5,247	Kansai Electric Power Co Inc/The	54,600	636
Cosmetics & Personal Care - 2.55%			Kyushu Electric Power Co Inc	29,500	291
Beiersdorf AG	7,803	898	Meridian Energy Ltd	99,211	275
Essity AB	46,952	1,378	Origin Energy Ltd	136,212	676
Kao Corp	37,800	2,933	Orsted A/S (b)	14,645	1,166
Kose Corp	2,600	409	Power Assets Holdings Ltd	107,500	744
Lion Corp	17,300	334	Red Electrica Corp SA	33,511	710
L'Oreal SA	19,521	5,237	RWE AG	42,343	1,059
Pigeon Corp	8,800	332	Sembcorp Industries Ltd	76,300	134
Pola Orbis Holdings Inc	7,200	197	SSE PLC	79,472	1,084
Shiseido Co Ltd	30,900	2,217	Terna Rete Elettrica Nazionale SpA	108,926	665
Unicharm Corp	31,200	931	Tohoku Electric Power Co Inc	33,100	338
Unilever NV	112,838	6,792	Tokyo Electric Power Co Holdings Inc (a)	118,200	606
Unilever PLC	85,941	5,243	Uniper SE	15,583	437
		$26,901	Verbund AG	5,271	263
Distribution & Wholesale - 1.06%					$27,931
Bunzl PLC	26,046	696	Electrical Components & Equipment - 0.52%
Ferguson PLC	17,959	1,161	Brother Industries Ltd	17,200	293
ITOCHU Corp	104,300	1,915	Casio Computer Co Ltd	15,200	169
Jardine Cycle & Carriage Ltd	7,700	189	Legrand SA	20,655	1,388
Marubeni Corp	121,200	757	Prysmian SpA	18,683	311
Mitsubishi Corp	104,600	2,711	Schneider Electric SE	42,580	3,363
Mitsui & Co Ltd	128,100	1,967			$5,524
Sumitomo Corp	91,900	1,320	Electronics - 1.42%
Toyota Tsusho Corp	16,400	470	ABB Ltd	142,673	2,606
		$11,186	Alps Alpine Co Ltd	16,100	265
Diversified Financial Services - 1.47%			Assa Abloy AB	77,595	1,510
Acom Co Ltd	31,000	103	Halma PLC	29,390	673
AEON Financial Service Co Ltd	8,800	140	Hirose Electric Co Ltd	2,499	272
Amundi SA (b)	4,685	304	Hitachi High-Technologies Corp	5,400	228
ASX Ltd	14,987	785	Hoya Corp	29,500	2,042
Credit Saison Co Ltd	12,400	133	Kyocera Corp	24,800	1,505
Daiwa Securities Group Inc	118,600	516	MINEBEA MITSUMI Inc	28,200	410
Deutsche Boerse AG	14,709	2,024	Murata Manufacturing Co Ltd	44,400	1,897
Hargreaves Lansdown PLC	22,032	629	Nidec Corp	17,200	2,132
Hong Kong Exchanges & Clearing Ltd	92,000	2,928	Nippon Electric Glass Co Ltd	6,300	151
Japan Exchange Group Inc	39,500	609	Omron Corp	14,800	696
Julius Baer Group Ltd (a)	17,326	683	Venture Corp Ltd	21,400	235
London Stock Exchange Group PLC	24,259	1,620	Yokogawa Electric Corp	17,600	340
Mebuki Financial Group Inc	68,500	171			$14,962
Mitsubishi UFJ Lease & Finance Co Ltd	31,400	156	Energy - Alternate Sources - 0.14%
Nomura Holdings Inc	257,100	805	Siemens Gamesa Renewable Energy SA	18,456	286
ORIX Corp	102,500	1,445	Vestas Wind Systems A/S	15,128	1,232
SBI Holdings Inc/Japan	18,190	417			$1,518
Schroders PLC	9,624	354	Engineering & Construction - 1.33%
Singapore Exchange Ltd	62,400	336	ACS Actividades de Construccion y Servicios SA	19,489	800
St James's Place PLC	40,990	541	Aena SME SA (b)	5,225	959
Standard Life Aberdeen PLC	192,871	652	Aeroports de Paris	2,299	394
			Auckland International Airport Ltd	74,789	428

See accompanying notes.

     Schedule of Investments International Equity Index Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Engineering & Construction (continued)			Food (continued)
Bouygues SA	17,256	$603	Toyo Suisan Kaisha Ltd	6,900	$270
CIMIC Group Ltd	7,531	236	Wesfarmers Ltd	87,779	2,250
CK Infrastructure Holdings Ltd	52,000	402	WH Group Ltd (b)	738,500	665
Eiffage SA	6,070	580	Wilmar International Ltd	148,800	356
Ferrovial SA	38,239	911	Wm Morrison Supermarkets PLC	183,343	456
Fraport AG Frankfurt Airport Services Worldwide	3,221	252	Woolworths Group Ltd	97,442	2,114
HOCHTIEF AG	1,914	227	Yakult Honsha Co Ltd	9,100	517
Japan Airport Terminal Co Ltd	3,900	147	Yamazaki Baking Co Ltd	9,400	141
JGC Corp	17,000	225			$55,032
Kajima Corp	34,900	477	Food Service - 0.34%
Lendlease Group	43,653	431	Compass Group PLC	122,789	2,778
NWS Holdings Ltd	120,500	237	Sodexo SA	6,849	788
Obayashi Corp	50,400	462			$3,566
SATS Ltd	52,300	193	Forest Products & Paper - 0.28%
Shimizu Corp	45,800	372	Mondi PLC	28,430	589
Singapore Technologies Engineering Ltd	121,000	345	Oji Holdings Corp	66,800	344
Skanska AB	26,332	431	Smurfit Kappa Group PLC	17,466	482
Sydney Airport	85,621	440	Stora Enso OYJ	45,037	475
Taisei Corp	15,800	575	UPM-Kymmene OYJ	41,320	1,034
Vinci SA	39,366	3,882			$2,924
		$14,009	Gas - 0.79%
Entertainment - 0.50%			Centrica PLC	441,039	521
Aristocrat Leisure Ltd	44,491	894	Enagas SA	17,558	480
Flutter Entertainment PLC	6,073	432	Hong Kong & China Gas Co Ltd	787,020	1,740
Genting Singapore Ltd	468,400	296	National Grid PLC	264,000	2,654
GVC Holdings PLC	45,046	340	Naturgy Energy Group SA	23,243	663
Merlin Entertainments PLC (b)	55,389	265	Osaka Gas Co Ltd	29,000	514
Oriental Land Co Ltd/Japan	15,400	1,874	Snam SpA	161,139	809
Sankyo Co Ltd	3,500	133	Toho Gas Co Ltd	5,800	226
Sega Sammy Holdings Inc	13,600	161	Tokyo Gas Co Ltd	29,600	735
Tabcorp Holdings Ltd	156,043	487			$8,342
Toho Co Ltd/Tokyo	8,700	373	Hand & Machine Tools - 0.27%
		$5,255	Disco Corp	2,100	290
Environmental Control - 0.02%			Fuji Electric Co Ltd	9,800	324
Kurita Water Industries Ltd	7,700	184	Makita Corp	17,200	599
Food - 5.23%			Schindler Holding AG - PC	3,152	663
a2 Milk Co Ltd (a)	56,779	585	Schindler Holding AG - REG	1,558	319
Aeon Co Ltd	50,500	870	Techtronic Industries Co Ltd	106,500	680
Ajinomoto Co Inc	34,000	578			$2,875
Associated British Foods PLC	27,580	860	Healthcare - Products - 1.76%
Barry Callebaut AG	170	334	Alcon Inc (a)	33,568	1,952
Calbee Inc	6,300	179	Asahi Intecc Co Ltd	7,500	383
Carrefour SA	45,826	862	Carl Zeiss Meditec AG	3,115	293
Casino Guichard Perrachon SA	4,249	162	Cochlear Ltd	4,468	618
Chocoladefabriken Lindt & Spruengli AG - PC	82	538	Coloplast A/S	9,198	977
Chocoladefabriken Lindt & Spruengli AG - REG	8	599	Demant A/S (a)	8,791	294
Chr Hansen Holding A/S	8,165	850	EssilorLuxottica SA	21,809	2,500
Coles Group Ltd (a)	87,780	755	Fisher & Paykel Healthcare Corp Ltd	44,412	446
Colruyt SA	4,446	331	Koninklijke Philips NV	71,703	2,842
Dairy Farm International Holdings Ltd	26,100	199	Olympus Corp	90,200	1,062
Danone SA	47,732	3,813	QIAGEN NV (a)	17,870	680
ICA Gruppen AB	7,007	279	Sartorius Stedim Biotech	2,140	296
J Sainsbury PLC	136,418	345	Shimadzu Corp	17,200	427
Jardine Strategic Holdings Ltd	17,105	640	Siemens Healthineers AG (b)	11,612	452
Jeronimo Martins SGPS SA	19,487	296	Smith & Nephew PLC	67,733	1,423
Kerry Group PLC	12,283	1,419	Sonova Holding AG	4,299	957
Kikkoman Corp	11,200	463	Straumann Holding AG	799	656
Koninklijke Ahold Delhaize NV	91,641	2,055	Sysmex Corp	12,800	885
MEIJI Holdings Co Ltd	8,900	624	Terumo Corp	49,900	1,411
METRO AG	13,940	219			$18,554
Mowi ASA	33,958	788	Healthcare - Services - 0.69%
Nestle SA	237,128	23,523	BioMerieux	3,207	262
NH Foods Ltd	6,800	275	Eurofins Scientific SE	888	404
Nisshin Seifun Group Inc	15,295	355	Fresenius Medical Care AG & Co KGaA	16,685	1,216
Nissin Foods Holdings Co Ltd	4,900	296	Fresenius SE & Co KGaA	32,296	1,638
Ocado Group PLC (a)	35,189	531	Lonza Group AG (a)	5,766	1,768
Orkla ASA	59,164	512	NMC Health PLC	7,255	206
Seven & i Holdings Co Ltd	58,300	1,962	PeptiDream Inc (a)	7,100	351
Tesco PLC	758,183	2,166

See accompanying notes.

     Schedule of Investments International Equity Index Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Services (continued)			Insurance (continued)
Ramsay Health Care Ltd	10,951	$529	Tryg A/S	9,357	$292
Ryman Healthcare Ltd	30,968	234	Zurich Insurance Group AG	11,717	3,797
Sonic Healthcare Ltd	34,843	631			$58,380
		$7,239	Internet - 0.57%
Holding Companies - Diversified - 0.42%			Auto Trader Group PLC (b)	72,339	547
CK Hutchison Holdings Ltd	209,132	1,975	CyberAgent Inc	7,700	294
Jardine Matheson Holdings Ltd	17,085	1,097	Delivery Hero SE (a),(b)	8,706	374
Keppel Corp Ltd	112,700	495	Iliad SA	2,050	237
Swire Pacific Ltd	38,500	456	Kakaku.com Inc	10,600	214
Washington H Soul Pattinson & Co Ltd	9,266	143	LINE Corp (a)	4,700	137
Wharf Holdings Ltd/The	94,000	240	M3 Inc	32,500	611
		$4,406	Mercari Inc (a)	5,700	166
Home Builders - 0.46%			MonotaRO Co Ltd	9,700	205
Barratt Developments PLC	78,522	554	Rakuten Inc	66,600	689
Berkeley Group Holdings PLC	9,489	419	SEEK Ltd	25,825	373
Daiwa House Industry Co Ltd	43,900	1,312	Trend Micro Inc/Japan	9,700	433
Iida Group Holdings Co Ltd	11,420	181	United Internet AG	9,522	340
Persimmon PLC	24,585	612	Wix.com Ltd (a)	3,555	488
Sekisui Chemical Co Ltd	28,600	418	Yahoo Japan Corp	219,500	629
Sekisui House Ltd	48,200	771	ZOZO Inc	15,700	268
Taylor Wimpey PLC	253,819	530			$6,005
		$4,797	Investment Companies - 0.48%
Home Furnishings - 0.68%			Eurazeo SE	3,111	218
Electrolux AB	17,462	378	EXOR NV	8,396	525
Hoshizaki Corp	4,200	317	Groupe Bruxelles Lambert SA	6,246	582
Panasonic Corp	171,000	1,351	Industrivarden AB	12,931	261
SEB SA	1,748	285	Investor AB	35,262	1,523
Sharp Corp/Japan	16,600	149	Kinnevik AB	18,728	477
Sony Corp	98,400	4,716	L E Lundbergforetagen AB	5,884	193
		$7,196	Melrose Industries PLC	376,112	777
Insurance - 5.54%			Pargesa Holding SA	2,989	221
Admiral Group PLC	14,619	380	Wendel SA	2,150	273
Aegon NV	137,904	630			$5,050
Ageas	14,146	691	Iron & Steel - 0.42%
AIA Group Ltd	935,200	8,785	ArcelorMittal	51,423	759
Allianz SE	32,861	7,276	BlueScope Steel Ltd	41,298	301
AMP Ltd	227,410	341	Evraz PLC	39,109	290
Assicurazioni Generali SpA	84,821	1,486	Fortescue Metals Group Ltd	107,266	597
Aviva PLC	302,185	1,545	Hitachi Metals Ltd	16,800	166
AXA SA	150,184	3,698	JFE Holdings Inc	38,100	526
Baloise Holding AG	3,778	628	Kobe Steel Ltd	24,100	149
Challenger Ltd	42,586	238	Nippon Steel Corp	62,577	1,035
CNP Assurances	13,289	285	thyssenkrupp AG	31,328	396
Dai-ichi Life Holdings Inc	83,500	1,199	voestalpine AG	8,985	234
Direct Line Insurance Group PLC	106,450	426			$4,453
Gjensidige Forsikring ASA	15,484	301	Leisure Products & Services - 0.27%
Hannover Rueck SE	4,669	699	Carnival PLC	12,737	634
Insurance Australia Group Ltd	178,915	947	Flight Centre Travel Group Ltd	4,305	130
Japan Post Holdings Co Ltd	122,000	1,351	Shimano Inc	5,700	870
Legal & General Group PLC	461,468	1,495	TUI AG	34,136	315
Mapfre SA	83,445	245	Yamaha Corp	11,000	492
Medibank Pvt Ltd	213,207	488	Yamaha Motor Co Ltd	21,600	368
MS&AD Insurance Group Holdings Inc	36,700	1,160			$2,809
Muenchener Rueckversicherungs-Gesellschaft	11,577	2,792	Lodging - 0.52%
AG in Muenchen			Accor SA	14,222	525
NN Group NV	23,762	902	City Developments Ltd	35,200	211
Poste Italiane SpA (b)	40,447	392	Crown Resorts Ltd	28,834	250
Prudential PLC	200,752	4,001	Galaxy Entertainment Group Ltd	170,000	1,029
QBE Insurance Group Ltd	102,863	830	InterContinental Hotels Group PLC	13,322	858
RSA Insurance Group PLC	79,504	555	Melco Resorts & Entertainment Ltd ADR	16,024	309
Sampo Oyj	34,320	1,484	MGM China Holdings Ltd	74,000	115
SCOR SE	12,622	519	Sands China Ltd	187,600	850
Sompo Holdings Inc	25,950	979	Shangri-La Asia Ltd	102,166	131
Sony Financial Holdings Inc	11,900	263	SJM Holdings Ltd	156,000	173
Suncorp Group Ltd	100,527	906	Whitbread PLC	13,973	817
Swiss Life Holding AG	2,649	1,205	Wynn Macau Ltd	121,200	259
Swiss Re AG	23,593	2,238			$5,527
T&D Holdings Inc	43,200	448
Tokio Marine Holdings Inc	50,100	2,483

See accompanying notes.

     Schedule of Investments International Equity Index Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Machinery - Construction & Mining - 0.88%			Mining (continued)
Epiroc AB - A Shares	51,020	$474	Sumitomo Metal Mining Co Ltd	18,000	$471
Epiroc AB - B Shares	30,191	273			$25,734
Hitachi Construction Machinery Co Ltd	8,400	194	Miscellaneous Manufacturers - 1.20%
Hitachi Ltd	74,800	2,519	Alfa Laval AB	24,354	499
Komatsu Ltd	71,600	1,572	Alstom SA	12,110	553
Mitsubishi Electric Corp	141,400	1,756	FUJIFILM Holdings Corp	28,000	1,334
Mitsubishi Heavy Industries Ltd	24,700	1,080	Knorr-Bremse AG	3,743	412
Sandvik AB	87,400	1,349	Nikon Corp	25,000	342
		$9,217	Orica Ltd	29,414	420
Machinery - Diversified - 1.76%			Siemens AG	59,224	6,701
Amada Holdings Co Ltd	26,400	271	Smiths Group PLC	30,653	557
ANDRITZ AG	5,636	203	Toshiba Corp	43,200	1,370
Atlas Copco AB - A Shares	51,987	1,395	Wartsila OYJ Abp	34,357	502
Atlas Copco AB - B Shares	30,210	730			$12,690
CNH Industrial NV	78,607	681	Office & Business Equipment - 0.31%
Daifuku Co Ltd	7,800	388	Canon Inc	77,500	2,184
FANUC Corp	15,000	2,530	Konica Minolta Inc	35,100	308
GEA Group AG	11,878	326	Ricoh Co Ltd	52,000	502
Hexagon AB	20,158	935	Seiko Epson Corp	21,700	318
Husqvarna AB	32,330	270			$3,312
Keyence Corp	7,080	3,978	Oil & Gas - 5.23%
KION Group AG	5,029	274	Aker BP ASA	8,364	225
Kone OYJ	26,237	1,429	BP PLC	1,568,426	10,627
Kubota Corp	81,100	1,233	Caltex Australia Ltd	19,332	353
Metso OYJ	8,148	263	DCC PLC	7,607	638
Nabtesco Corp	8,600	214	Eni SpA	196,943	2,967
SMC Corp/Japan	4,400	1,434	Equinor ASA	77,542	1,481
Spirax-Sarco Engineering PLC	5,698	601	Galp Energia SGPS SA	38,806	583
Sumitomo Heavy Industries Ltd	8,500	267	Idemitsu Kosan Co Ltd	15,281	429
THK Co Ltd	9,300	188	Inpex Corp	79,300	638
Weir Group PLC/The	20,088	371	JXTG Holdings Inc	249,130	1,184
Yaskawa Electric Corp	18,500	530	Lundin Petroleum AB	14,494	393
		$18,511	Neste Oyj	32,751	1,106
Media - 0.63%			Oil Search Ltd	106,161	516
Axel Springer SE	3,758	233	OMV AG	11,401	535
Bollore SA	67,985	307	Repsol SA	108,614	1,749
Informa PLC	96,911	950	Royal Dutch Shell PLC - A Shares	342,736	10,616
ITV PLC	280,475	380	Royal Dutch Shell PLC - B Shares	289,964	9,030
Pearson PLC	60,496	602	Santos Ltd	137,071	638
RTL Group SA	2,995	143	TOTAL SA	184,069	9,544
Schibsted ASA - B Shares	7,588	191	Woodside Petroleum Ltd	72,474	1,774
Singapore Press Holdings Ltd	124,100	212			$55,026
Telenet Group Holding NV	3,643	196	Oil & Gas Services - 0.05%
Vivendi SA	70,788	1,906	John Wood Group PLC	52,763	260
Wolters Kluwer NV	21,655	1,511	WorleyParsons Ltd	24,971	227
		$6,631			$487
Metal Fabrication & Hardware - 0.16%			Packaging & Containers - 0.12%
Maruichi Steel Tube Ltd	4,400	115	Amcor Ltd/Australia	89,661	1,024
MISUMI Group Inc	21,900	513	Toyo Seikan Group Holdings Ltd	11,100	209
NSK Ltd	27,700	221			$1,233
SKF AB	29,412	456	Pharmaceuticals - 7.71%
Tenaris SA	36,558	428	Alfresa Holdings Corp	14,500	363
		$1,733	Astellas Pharma Inc	145,600	1,951
Mining - 2.44%			AstraZeneca PLC	98,095	7,229
Alumina Ltd	189,509	313	Bayer AG	72,195	4,269
Anglo American PLC	81,573	1,951	Chugai Pharmaceutical Co Ltd	17,200	1,143
Antofagasta PLC	30,530	302	Daiichi Sankyo Co Ltd	43,800	2,113
BHP Group Ltd	228,058	5,926	Eisai Co Ltd	19,500	1,142
BHP Group PLC	163,510	3,690	GlaxoSmithKline PLC	384,369	7,421
Boliden AB (a)	20,772	9	Grifols SA	23,092	591
Boliden AB (a)	21,174	482	Hisamitsu Pharmaceutical Co Inc	4,100	164
Fresnillo PLC	17,116	166	Ipsen SA	2,920	349
Glencore PLC (a)	861,355	2,756	Kobayashi Pharmaceutical Co Ltd	3,800	281
Mitsubishi Materials Corp	8,500	221	Kyowa Hakko Kirin Co Ltd	18,900	356
Newcrest Mining Ltd	59,475	1,130	Medipal Holdings Corp	14,000	302
Norsk Hydro ASA	104,115	364	Merck KGaA	10,006	966
Rio Tinto Ltd	28,738	1,995	Mitsubishi Tanabe Pharma Corp	17,600	207
Rio Tinto PLC	88,250	5,061	Novartis AG	167,842	14,424
South32 Ltd	391,070	897

See accompanying notes.

     Schedule of Investments International Equity Index Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Pharmaceuticals (continued)			REITs (continued)
Novo Nordisk A/S	133,260	$6,271	Japan Retail Fund Investment Corp	203	$409
Ono Pharmaceutical Co Ltd	29,400	518	Klepierre SA	15,819	539
Orion Oyj	8,062	264	Land Securities Group PLC	54,534	571
Otsuka Holdings Co Ltd	30,100	1,006	Link REIT	163,500	1,956
Recordati SpA	8,094	334	Mirvac Group	282,907	596
Roche Holding AG	54,391	14,286	Nippon Building Fund Inc	104	711
Sanofi	86,913	7,019	Nippon Prologis REIT Inc (a)	135	294
Santen Pharmaceutical Co Ltd	28,400	407	Nomura Real Estate Master Fund Inc	301	468
Shionogi & Co Ltd	20,900	1,140	Scentre Group	411,627	1,087
Sumitomo Dainippon Pharma Co Ltd	12,300	251	Segro PLC	83,959	739
Suzuken Co Ltd/Aichi Japan	5,600	344	Stockland	186,208	572
Taisho Pharmaceutical Holdings Co Ltd	2,800	227	Suntec Real Estate Investment Trust	145,600	193
Takeda Pharmaceutical Co Ltd	115,100	3,914	Unibail-Rodamco-Westfield	10,705	1,618
Teva Pharmaceutical Industries Ltd ADR(a)	84,355	730	United Urban Investment Corp	224	370
UCB SA	9,788	748	Vicinity Centres	252,115	452
Vifor Pharma AG	3,522	487			$16,869
		$81,217	Retail - 1.63%
Pipelines - 0.08%			ABC-Mart Inc	2,600	162
APA Group	91,345	642	Cie Financiere Richemont SA	40,412	2,973
Koninklijke Vopak NV	5,443	223	Domino's Pizza Enterprises Ltd	4,642	125
		$865	Dufry AG (a)	3,336	273
Private Equity - 0.19%			FamilyMart UNY Holdings Co Ltd	19,600	471
3i Group PLC	75,327	1,000	Fast Retailing Co Ltd	4,500	2,587
Partners Group Holding AG	1,446	1,014	Harvey Norman Holdings Ltd	41,102	118
		$2,014	Hennes & Mauritz AB	62,195	930
Real Estate - 1.81%			HUGO BOSS AG	4,906	285
Aeon Mall Co Ltd	8,050	118	Industria de Diseno Textil SA	84,449	2,255
Aroundtown SA	61,160	519	Isetan Mitsukoshi Holdings Ltd	26,200	216
Azrieli Group Ltd	3,286	196	J Front Retailing Co Ltd	18,000	187
CapitaLand Ltd	198,600	466	Kingfisher PLC	163,360	441
CK Asset Holdings Ltd	200,132	1,448	Lawson Inc	3,900	182
Daito Trust Construction Co Ltd	5,500	715	Marks & Spencer Group PLC	125,801	358
Deutsche Wohnen SE	27,639	1,305	Marks & Spencer Group PLC - Rights (a)	25,160	12
Hang Lung Properties Ltd	157,000	331	Marui Group Co Ltd	14,700	306
Henderson Land Development Co Ltd	112,982	584	McDonald's Holdings Co Japan Ltd	5,200	236
Hongkong Land Holdings Ltd	90,325	589	Next PLC	10,651	776
Hulic Co Ltd	20,800	165	Nitori Holdings Co Ltd	6,100	724
Hysan Development Co Ltd	49,000	255	Pan Pacific International Holdings Corp	8,600	530
Kerry Properties Ltd	51,500	196	Pandora A/S	8,093	300
Mitsubishi Estate Co Ltd	91,600	1,680	Ryohin Keikaku Co Ltd	1,900	343
Mitsui Fudosan Co Ltd	69,100	1,670	Shimamura Co Ltd	1,800	137
New World Development Co Ltd	475,000	702	Sundrug Co Ltd	5,700	142
Nomura Real Estate Holdings Inc	9,800	201	Swatch Group AG/The - BR	2,269	571
REA Group Ltd	4,079	250	Swatch Group AG/The - REG	4,321	209
Sino Land Co Ltd	239,073	383	Tsuruha Holdings Inc	2,800	224
Sumitomo Realty & Development Co Ltd	25,900	952	USS Co Ltd	16,900	320
Sun Hung Kai Properties Ltd	123,500	1,955	Welcia Holdings Co Ltd	3,600	126
Swire Properties Ltd	90,600	374	Yamada Denki Co Ltd	48,800	228
Swiss Prime Site AG (a)	5,880	479	Zalando SE (a),(b)	9,702	385
Tokyu Fudosan Holdings Corp	47,300	263			$17,132
UOL Group Ltd	36,100	178	Semiconductors - 1.34%
Vonovia SE	38,103	1,996	Advantest Corp	15,400	357
Wharf Real Estate Investment Co Ltd	94,000	643	ASM Pacific Technology Ltd	23,600	229
Wheelock & Co Ltd	64,000	423	ASML Holding NV	32,952	6,203
		$19,036	Hamamatsu Photonics KK	10,900	389
REITs - 1.60%			Infineon Technologies AG	88,040	1,568
Ascendas Real Estate Investment Trust	192,850	410	NXP Semiconductors NV	22,878	2,017
British Land Co PLC/The	70,137	473	Renesas Electronics Corp (a)	58,400	263
CapitaLand Commercial Trust	203,300	286	Rohm Co Ltd	7,200	441
CapitaLand Mall Trust	199,800	351	STMicroelectronics NV	52,870	799
Covivio	3,531	371	SUMCO Corp	19,300	210
Daiwa House REIT Investment Corp	143	338	Tokyo Electron Ltd	12,100	1,629
Dexus	84,507	756			$14,105
Gecina SA	3,543	506	Shipbuilding - 0.02%
Goodman Group	126,383	1,176	Yangzijiang Shipbuilding Holdings Ltd	184,900	185
GPT Group/The	139,730	559	Software - 1.69%
ICADE	2,309	196	Amadeus IT Group SA	33,972	2,591
Japan Prime Realty Investment Corp	62	265	Dassault Systemes SE	10,124	1,502
Japan Real Estate Investment Corp	102	607	Konami Holdings Corp	7,200	339

See accompanying notes.

     Schedule of Investments International Equity Index Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Software (continued)			Transportation (continued)
Micro Focus International PLC (a)	26,528	$640	Mitsui OSK Lines Ltd	8,900	$188
Nexon Co Ltd (a)	38,000	564	MTR Corp Ltd	119,000	727
Oracle Corp Japan	3,000	208	Nagoya Railroad Co Ltd	14,100	388
Sage Group PLC/The	84,056	792	Nippon Express Co Ltd	6,100	324
SAP SE	76,085	9,373	Nippon Yusen KK	11,900	179
Temenos AG (a)	4,949	861	Odakyu Electric Railway Co Ltd	22,800	561
Ubisoft Entertainment SA (a)	6,470	529	Seibu Holdings Inc	16,000	267
Worldline SA/France (a),(b)	6,363	382	SG Holdings Co Ltd	11,100	300
		$17,781	Tobu Railway Co Ltd	14,800	429
Telecommunications - 4.45%			Tokyu Corp	38,700	685
1&1 Drillisch AG	4,106	125	West Japan Railway Co	12,600	986
BT Group PLC	652,966	1,592	Yamato Holdings Co Ltd	23,900	482
Cellnex Telecom SA (a),(b)	15,032	527			$19,669
Deutsche Telekom AG	258,033	4,344	Trucking & Leasing - 0.04%
Elisa OYJ	11,012	491	AerCap Holdings NV (a)	10,239	459
Eutelsat Communications SA	13,515	238	Water - 0.22%
Hikari Tsushin Inc	1,600	323	Severn Trent PLC	18,361	463
HKT Trust & HKT Ltd	292,980	462	Suez	26,459	354
KDDI Corp	137,200	3,514	United Utilities Group PLC	52,791	533
Koninklijke KPN NV	276,566	844	Veolia Environnement SA	41,597	963
Millicom International Cellular SA	5,120	287			$2,313
Nice Ltd (a)	4,790	669	TOTAL COMMON STOCKS		$1,018,493
Nippon Telegraph & Telephone Corp	49,800	2,228	INVESTMENT COMPANIES - 2.01%	Shares Held Value (000's)
Nokia OYJ	436,320	2,186	Exchange-Traded Funds - 1.49%
NTT DOCOMO Inc	103,300	2,375	iShares MSCI EAFE ETF	247,103	15,667
Orange SA	154,450	2,390	Money Market Funds - 0.52%
PCCW Ltd	331,000	188	Principal Government Money Market Fund	5,521,302	5,521
Proximus SADP	11,776	340	2.3%(e),(f)
SES SA	28,202	427	TOTAL INVESTMENT COMPANIES		$21,188
Singapore Telecommunications Ltd	632,200	1,474	PREFERRED STOCKS - 0.50%	Shares Held Value (000's)
Softbank Corp	129,800	1,685
SoftBank Group Corp	63,900	5,929	Automobile Manufacturers - 0.31%
Spark New Zealand Ltd	142,153	354	Bayerische Motoren Werke AG 3.52%	4,305	$255
Swisscom AG	2,006	960	Porsche Automobil Holding SE 2.21%	11,854	736
Tele2 AB	38,658	534	Volkswagen AG 4.86%	14,367	2,233
Telecom Italia SpA/Milano (a)	706,195	347			$3,224
Telecom Italia SpA/Milano - RSP	466,660	218	Chemicals - 0.02%
Telefonaktiebolaget LM Ericsson	237,856	2,289	FUCHS PETROLUB SE 0.95%	5,380	210
Telefonica Deutschland Holding AG	69,084	193	Consumer Products - 0.12%
Telefonica SA	361,764	2,891	Henkel AG & Co KGaA 1.85%	13,793	1,261
Telenor ASA	56,958	1,172	Electronics - 0.05%
Telia Co AB	217,895	910	Sartorius AG 0.62%	2,753	522
Telstra Corp Ltd	322,260	816	TOTAL PREFERRED STOCKS		$5,217
TPG Telecom Ltd	28,733	125	Total Investments		$1,044,898
Vodafone Group PLC	2,068,613	3,377	Other Assets and Liabilities - 0.77%		8,080
		$46,824	TOTAL NET ASSETS - 100.00%		$1,052,978
Toys, Games & Hobbies - 0.37%
Bandai Namco Holdings Inc	15,400	754	(a) Non-income producing security
Nintendo Co Ltd	8,800	3,106	(b)	Security exempt from registration under Rule 144A of the Securities Act of
		$3,860	1933. These securities may be resold in transactions exempt from registration,
Transportation - 1.87%			normally to qualified institutional buyers. At the end of the period, the value of
AP Moller - Maersk A/S - A	292	297	these securities totaled $9,003 or 0.86% of net assets.
AP Moller - Maersk A/S - B	506	540	(c)	The value of these investments was determined using significant unobservable
Aurizon Holdings Ltd	154,071	553	inputs.
Central Japan Railway Co	11,200	2,328	(d)	Fair value of these investments is determined in good faith by the Manager
ComfortDelGro Corp Ltd	167,800	301	under procedures established and periodically reviewed by the Board of
Deutsche Post AG	76,582	2,253	Directors. Certain inputs used in the valuation may be unobservable; however,
DSV A/S	13,828	1,234	each security is evaluated individually for purposes of ASC 820 which results
East Japan Railway Co	23,500	2,227	in not all securities being identified as Level 3 of the fair value hierarchy. At
Getlink SE	34,065	525	the end of the period, the fair value of these securities totaled $0 or 0.00% of
Hankyu Hanshin Holdings Inc	17,700	635	net assets.
Kamigumi Co Ltd	8,400	197	(e)	Affiliated Security. Security is either an affiliate (and registered under the
Keihan Holdings Co Ltd	7,500	323	Investment Company Act of 1940) or an affiliate as defined by the Investment
Keikyu Corp	17,000	287	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Keio Corp	7,800	519	shares of the security). Please see affiliated sub-schedule for transactional
Keisei Electric Railway Co Ltd	10,000	373	information.
Kintetsu Group Holdings Co Ltd	13,300	636	(f) Current yield shown is as of period end.
Kuehne + Nagel International AG	4,180	556
Kyushu Railway Co	12,400	369

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2019 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
Japan	23.38%
United Kingdom	14.70%
France	10.63%
Switzerland	9.35%
Germany	8.36%
Australia	7.09%
Netherlands	4.67%
Hong Kong	3.71%
Spain	2.95%
Sweden	2.31%
United States	2.07%
Italy	1.91%
Denmark	1.66%
Singapore	1.24%
Finland	1.13%
Belgium	0.95%
Ireland	0.67%
Norway	0.66%
Israel	0.58%
Luxembourg	0.28%
New Zealand	0.24%
Austria	0.21%
Portugal	0.16%
Macao	0.11%
China	0.05%
Russian Federation	0.03%
Isle of Man	0.03%
Chile	0.03%
South Africa	0.03%
United Arab Emirates	0.02%
Mexico	0.02%
Other Assets and Liabilities	0.77%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018		Purchases		Sales	May 31, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.3%		$4,181		$191,647	$190,307		$5,521
		$4,181		$191,647	$190,307		$5,521

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.3%	$112		$—		$—		$—
	$112		$—		$—		$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2019	Long	63		$5,726			$(65)
Total							$(65)

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments International Small Company Fund May 31, 2019 (unaudited)

COMMON STOCKS - 98.48%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.99%			Computers (continued)
JCDecaux SA	139,889	$3,903	CyberArk Software Ltd (a)	45,480	$6,006
Stroeer SE & Co KGaA	68,589	4,585	Indra Sistemas SA (a)	305,960	3,215
		$8,488	Logitech International SA	53,172	1,936
Aerospace & Defense - 0.99%			MCJ Co Ltd	234,100	1,460
CAE Inc	171,600	4,377	NEC Corp	148,100	5,467
Meggitt PLC	664,683	4,110	S&T AG	165,992	3,650
		$8,487	Softcat PLC	221,955	2,546
Airlines - 0.96%			Teleperformance	27,033	5,187
Air Canada (a)	184,900	5,458			$41,986
Wizz Air Holdings Plc (a),(b)	69,220	2,740	Distribution & Wholesale - 1.28%
		$8,198	Inchcape PLC	620,377	4,586
Apparel - 2.30%			Seven Group Holdings Ltd	489,658	6,346
boohoo Group PLC (a)	1,673,428	4,761			$10,932
Moncler SpA	155,989	5,731	Diversified Financial Services - 4.31%
Puma SE	11,702	6,814	Aruhi Corp	120,900	2,180
Yue Yuen Industrial Holdings Ltd	849,000	2,385	Burford Capital Ltd	289,121	6,055
		$19,691	Cembra Money Bank AG	44,960	4,031
Automobile Manufacturers - 0.18%			Euronext NV (b)	94,501	6,724
Isuzu Motors Ltd	136,500	1,500	Mebuki Financial Group Inc	1,687,710	4,217
Automobile Parts & Equipment - 2.25%			Mitsubishi UFJ Lease & Finance Co Ltd	813,000	4,034
FCC Co Ltd	134,900	2,705	SBI Holdings Inc/Japan	199,700	4,583
Georg Fischer AG	5,785	4,898	Zenkoku Hosho Co Ltd	130,600	4,981
Keihin Corp	173,300	2,238			$36,805
Rheinmetall AG	68,747	7,295	Electric - 1.92%
Toyoda Gosei Co Ltd	121,700	2,114	Capital Power Corp	224,900	5,043
		$19,250	Chubu Electric Power Co Inc	95,900	1,308
Banks - 3.67%			Hera SpA	1,532,829	5,569
77 Bank Ltd/The	108,000	1,613	Iren SpA	1,817,412	4,504
Banco Comercial Portugues SA (a)	14,840,314	4,171			$16,424
BAWAG Group AG (a),(b)	54,817	2,319	Electrical Components & Equipment - 0.69%
Israel Discount Bank Ltd	2,041,670	7,791	Signify NV (b)	220,749	5,903
Mediobanca Banca di Credito Finanziario SpA	590,872	5,440	Electronics - 0.90%
Mizrahi Tefahot Bank Ltd (a)	294,273	6,436	Halma PLC	76,976	1,764
Paragon Banking Group PLC	657,310	3,600	Hitachi High-Technologies Corp	83,900	3,538
		$31,370	Mycronic AB	197,380	2,380
Beverages - 0.94%					$7,682
Carlsberg A/S	12,505	1,643	Energy - Alternate Sources - 0.23%
Royal Unibrew A/S	89,463	6,355	Vestas Wind Systems A/S	23,844	1,941
		$7,998	Engineering & Construction - 3.60%
Biotechnology - 0.62%			ACS Actividades de Construccion y Servicios SA	44,331	1,821
Abcam PLC	293,580	5,278	Badger Daylighting Ltd	78,300	2,770
Building Materials - 1.09%			Downer EDI Ltd	1,068,959	5,262
Buzzi Unicem SpA	297,937	5,815	Hazama Ando Corp	312,800	2,040
Ibstock PLC (b)	721,748	2,172	Kajima Corp	197,700	2,700
Nichiha Corp	52,000	1,357	KAWADA TECHNOLOGIES Inc	25,500	1,884
		$9,344	Kyowa Exeo Corp	259,200	6,066
Chemicals - 2.44%			Maeda Corp	422,500	3,420
Denka Co Ltd	202,000	5,736	Toda Corp	655,700	3,592
DIC Corp	143,700	3,476	Yokogawa Bridge Holdings Corp	85,800	1,222
Koninklijke DSM NV	17,304	1,941			$30,777
Lintec Corp	118,700	2,333	Entertainment - 2.71%
Sumitomo Bakelite Co Ltd	107,600	3,666	Cineworld Group PLC	1,442,270	5,403
Zeon Corp	394,500	3,706	Entertainment One Ltd	449,732	2,480
		$20,858	GVC Holdings PLC	432,015	3,264
Commercial Services - 3.64%			Sega Sammy Holdings Inc	370,200	4,374
Hays PLC	2,320,008	4,333	Stars Group Inc/The (a)	206,700	3,424
Kanamoto Co Ltd	109,200	2,411	Tokyotokeiba Co Ltd	52,700	1,573
Keywords Studios PLC	155,620	3,357	William Hill PLC	1,576,224	2,669
Loomis AB	167,094	5,397			$23,187
Nishio Rent All Co Ltd	75,600	1,954	Food - 3.84%
QinetiQ Group PLC	891,211	3,274	Empire Co Ltd	238,100	5,489
Rentokil Initial PLC	1,581,772	7,486	Glanbia PLC	70,352	1,171
Sixt SE	28,690	2,912	Greencore Group PLC	1,085,703	2,837
		$31,124	Morinaga Milk Industry Co Ltd	163,200	5,934
Computers - 4.91%			NH Foods Ltd	113,500	4,589
Appen Ltd	226,294	4,050	Nichirei Corp	134,700	3,296
Bechtle AG	57,316	6,414	Sonae SGPS SA	2,704,160	2,688
Computacenter PLC	129,819	2,055	SSP Group Plc	649,894	5,500

See accompanying notes.

     Schedule of Investments International Small Company Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Food (continued)			Oil & Gas - 3.20%
WH Group Ltd (b)	1,421,000 $	1,279	Aker BP ASA	63,089	$1,697
		$32,783	Beach Energy Ltd	3,708,859	4,625
Food Service - 0.46%			DCC PLC	51,170	4,292
Autogrill SpA	389,832	3,957	DNO ASA	1,553,068	2,689
Forest Products & Paper - 1.01%			Enerplus Corp	562,900	4,106
Interfor Corp (a)	233,100	1,964	International Petroleum Corp/Sweden (a)	290,565	1,268
Sumitomo Forestry Co Ltd	434,400	4,905	Parex Resources Inc (a)	325,367	4,923
UPM-Kymmene OYJ	70,813	1,772	Premier Oil PLC (a)	1,979,133	1,958
		$8,641	Tamarack Valley Energy Ltd (a)	545,500	856
Gas - 0.65%			TORC Oil & Gas Ltd	304,600	924
Rubis SCA	110,245	5,510			$27,338
Hand & Machine Tools - 0.43%			Packaging & Containers - 0.59%
Rhi Magnesita NV	60,808	3,678	DS Smith PLC	1,254,853	4,999
Healthcare - Products - 1.46%			Pharmaceuticals - 3.70%
Carl Zeiss Meditec AG	62,198	5,846	Amplifon SpA	252,314	5,580
Elekta AB	368,266	4,773	Clinigen Group Plc	189,199	2,412
Sartorius Stedim Biotech	13,531	1,875	Hikma Pharmaceuticals PLC	201,917	4,025
		$12,494	Nippon Shinyaku Co Ltd	79,200	5,452
			Sawai Pharmaceutical Co Ltd	116,800	6,014
Healthcare - Services - 2.43%			Ship Healthcare Holdings Inc	68,400	2,898
Evotec SE (a)	133,725	3,218	Towa Pharmaceutical Co Ltd	93,300	2,228
ICON PLC (a)	38,003	5,380	Tsumura & Co	109,500	3,040
Korian SA	95,017	3,781			$31,649
NMC Health PLC	98,496	2,797
Orpea	48,951	5,573	Private Equity - 1.36%
		$20,749	Intermediate Capital Group PLC	547,785	9,083
			Jafco Co Ltd	71,700	2,546
Insurance - 2.34%					$11,629
ASR Nederland NV	219,317	8,310
Direct Line Insurance Group PLC	1,119,606	4,476	Real Estate - 4.11%
Phoenix Group Holdings PLC	561,265	4,748	ADO Properties SA (b)	46,293	2,493
Swiss Life Holding AG	5,477	2,491	CA Immobilien Anlagen AG	89,075	3,307
		$20,025	Castellum AB	374,257	7,101
			Entra ASA (b)	130,326	1,944
Internet - 0.91%			Hysan Development Co Ltd	961,000	5,005
LAC Co Ltd	141,400	2,167	LEG Immobilien AG	67,857	8,102
Scout24 AG (b)	112,842	5,594	TLG Immobilien AG	70,881	2,076
		$7,761	UOL Group Ltd	1,025,400	5,051
Lodging - 0.42%					$35,079
Melco International Development Ltd	1,775,000	3,562	REITs - 8.23%
Machinery - Diversified - 4.65%			Allied Properties Real Estate Investment Trust	103,059	3,706
ATS Automation Tooling Systems Inc (a)	201,400	3,034	Canadian Apartment Properties REIT	80,900	2,932
Bucher Industries AG	16,690	5,211	Charter Hall Group	857,009	6,154
Deutz AG	366,872	3,034	Covivio	60,950	6,396
Ebara Corp	206,600	5,225	Dream Global Real Estate Investment Trust	205,200	2,053
Husqvarna AB	637,964	5,327	H&R Real Estate Investment Trust	228,200	3,849
Makino Milling Machine Co Ltd	101,800	3,480	ICADE	52,126	4,432
Metso OYJ	153,096	4,940	Inmobiliaria Colonial Socimi SA	378,353	4,188
Sumitomo Heavy Industries Ltd	182,800	5,748	Invincible Investment Corp	9,697	5,160
Toromont Industries Ltd	84,804	3,727	Kenedix Office Investment Corp	861	5,931
		$39,726	Kenedix Residential Next Investment Corp	2,421	4,134
Media - 1.15%			Mapletree Commercial Trust	5,050,858	7,036
Nine Entertainment Co Holdings Ltd	3,887,620	5,588	Mapletree North Asia Commercial Trust	3,275,400	3,148
Tokyo Broadcasting System Holdings Inc	253,500	4,195	MCUBS MidCity Investment Corp	4,242	4,079
		$9,783	Merlin Properties Socimi SA	412,969	5,493
Mining - 3.39%			Northview Apartment Real Estate Investment	83,800	1,652
Detour Gold Corp (a)	301,990	2,849	Trust
Hudbay Minerals Inc	411,571	2,022			$70,343
KAZ Minerals PLC	331,512	2,136	Retail - 5.22%
Kirkland Lake Gold Ltd	167,901	5,807	B&M European Value Retail SA	1,188,478	5,287
Lundin Mining Corp	908,100	4,058	Grafton Group PLC	328,306	3,527
Northern Star Resources Ltd	841,446	5,715	JD Sports Fashion PLC	970,207	7,560
OceanaGold Corp	911,873	2,516	Komeri Co Ltd	97,200	1,906
Saracen Mineral Holdings Ltd (a)	1,727,817	3,877	K's Holdings Corp	476,200	4,521
		$28,980	Matsumotokiyoshi Holdings Co Ltd	159,300	4,679
Miscellaneous Manufacturers - 0.46%			Saizeriya Co Ltd	114,400	2,549
Vesuvius PLC	625,522	3,949	Super Retail Group Ltd	571,424	3,662
Office & Business Equipment - 0.67%			Sushiro Global Holdings Ltd	74,100	5,140
Konica Minolta Inc	648,600	5,691	Tsuruha Holdings Inc	37,200	2,969

See accompanying notes.

Schedule of Investments
International Small Company Fund
May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a)	Non-income producing security
Retail (continued)			(b)	Security exempt from registration under Rule 144A of the Securities Act of
Valora Holding AG (a)	10,904	$2,757		1933. These securities may be resold in transactions exempt from registration,
		$44,557		normally to qualified institutional buyers. At the end of the period, the value of
Software - 2.30%				these securities totaled $31,168 or 3.65% of net assets.
CompuGroup Medical SE	27,733	1,861	(c)	Affiliated Security. Security is either an affiliate (and registered under the
Descartes Systems Group Inc/The (a)	78,900	3,164		Investment Company Act of 1940) or an affiliate as defined by the Investment
Kinaxis Inc (a)	43,800	2,538		Company Act of 1940 (controls 5.0% or more of the outstanding voting
Open Text Corp	139,200	5,535		shares of the security). Please see affiliated sub-schedule for transactional
TIS Inc	132,800	6,567		information.
		$19,665	(d)	Current yield shown is as of period end.
Telecommunications - 1.54%
Bezeq The Israeli Telecommunication Corp Ltd	3,413,258	2,117		Portfolio Summary (unaudited)
Proximus SADP	196,192	5,660	Country				Percent
Spark New Zealand Ltd	2,143,570	5,342	Japan				25.86%
		$13,119	United Kingdom				12.96%
Transportation - 3.34%			Canada				11.15%
ComfortDelGro Corp Ltd	3,478,100	6,233	Germany				7.05%
Kamigumi Co Ltd	258,700	6,086	Australia				5.59%
National Express Group PLC	920,352	4,619	France				4.30%
Sankyu Inc	123,200	6,217	Italy				4.28%
TFI International Inc	176,200	5,371	Sweden				2.92%
		$28,526	Switzerland				2.81%
TOTAL COMMON STOCKS		$841,416	Netherlands				2.68%
INVESTMENT COMPANIES - 1.80%	Shares Held Value (000's)		Israel				2.61%
Money Market Funds - 1.80%			United States				2.51%
Principal Government Money Market Fund	15,389,573	15,390	Singapore				2.51%
2.3%(c),(d)			Ireland				2.40%
TOTAL INVESTMENT COMPANIES		$15,390	Spain				1.71%
Total Investments		$856,806	Austria				1.52%
Other Assets and Liabilities - (0.28)%		(2,431)	Hong Kong				1.44%
TOTAL NET ASSETS - 100.00%		$854,375	Denmark				1.17%
			Portugal				0.81%
			Finland				0.79%
			Norway				0.74%
			Belgium				0.66%
			New Zealand				0.63%
			Jordan				0.47%
			Isle of Man				0.38%
			United Arab Emirates				0.33%
			Other Assets and Liabilities				(0.28)%
			TOTAL NET ASSETS				100.00%

Affiliated Securities	August 31, 2018			Purchases	Sales	May 31, 2019
	Value		Cost		Proceeds		Value
Principal Government Money Market Fund 2.3%		$13,053		$152,926	$150,589		$15,390
		$13,053		$152,926	$150,589		$15,390

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 2.3%	$249		$—	$		— $	—
	$249		$—	$		— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund May 31, 2019 (unaudited)

COMMON STOCKS - 85.40%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.16%			Banks (continued)
Dentsu Inc	1,300	$42	Gunma Bank Ltd/The	15,200	$54
Hakuhodo DY Holdings Inc	7,800	122	Hachijuni Bank Ltd/The	23,700	98
Interpublic Group of Cos Inc/The (a)	615	13	Hiroshima Bank Ltd/The	9,800	50
Omnicom Group Inc	2,720	211	Huntington Bancshares Inc/OH (a)	1,664	21
		$388	Iyo Bank Ltd/The	6,400	33
Aerospace & Defense - 4.50%			JPMorgan Chase & Co (a)	29,897	3,168
Airbus SE	26,409	3,381	KeyCorp	1,612	26
Arconic Inc (a)	713	16	M&T Bank Corp	217	35
General Dynamics Corp (a)	6,897	1,109	Mitsubishi UFJ Financial Group Inc (a)	41,600	191
Harris Corp (a)	1,910	358	Northern Trust Corp	346	30
IHI Corp	4,300	95	PNC Financial Services Group Inc/The	719	92
L3 Technologies Inc	1,336	323	Regions Financial Corp (a)	49,186	680
Leonardo SpA	56,730	627	Resona Holdings Inc	35,400	149
Lockheed Martin Corp (a)	4,067	1,377	Shinsei Bank Ltd	11,200	158
MTU Aero Engines AG	4,044	873	State Street Corp (a)	600	33
Raytheon Co (a)	5,495	959	Sumitomo Mitsui Financial Group Inc (a)	6,800	236
Safran SA	15,394	2,020	Sumitomo Mitsui Trust Holdings Inc	1,500	55
		$11,138	SunTrust Banks Inc (a)	46,117	2,767
Agriculture - 0.48%			SVB Financial Group (b)	100	20
Altria Group Inc (a)	17,727	870	UBS Group AG (b)	53,810	619
Philip Morris International Inc (a)	4,188	323	UniCredit SpA	4,232	48
		$1,193	US Bancorp (a)	3,313	166
Airlines - 0.42%			Wells Fargo & Co (a)	7,178	319
ANA Holdings Inc	5,300	177	Yamaguchi Financial Group Inc	1,500	11
Delta Air Lines Inc (a)	1,042	54	Zions Bancorp NA	290	13
Japan Airlines Co Ltd (a)	24,300	762			$12,258
Southwest Airlines Co	868	41	Beverages - 0.88%
		$1,034	Carlsberg A/S	3,654	480
Apparel - 0.71%			Coca-Cola Co/The (a)	13,218	650
Capri Holdings Ltd (b)	2,959	96	Constellation Brands Inc (a)	3,066	541
Hanesbrands Inc (a)	6,963	103	PepsiCo Inc (a)	3,926	502
Moncler SpA (a)	15,348	564			$2,173
PVH Corp	1,372	117	Biotechnology - 1.44%
Ralph Lauren Corp	1,288	135	Alexion Pharmaceuticals Inc (a),(b)	356	40
Tapestry Inc (a)	5,238	150	Amgen Inc (a)	2,826	471
Under Armour Inc - Class C (a),(b)	715	14	Biogen Inc (a),(b)	3,501	768
VF Corp (a)	7,141	585	Celgene Corp (a),(b)	12,859	1,206
		$1,764	Gilead Sciences Inc (a)	7,356	458
Automobile Manufacturers - 0.31%			H Lundbeck A/S	6,121	245
Aston Martin Lagonda Global Holdings PLC (b),(c)	29,374	323	Regeneron Pharmaceuticals Inc (b)	1,265	382
Fiat Chrysler Automobiles NV (a)	14,263	182			$3,570
General Motors Co (a)	2,227	74	Building Materials - 1.23%
Hino Motors Ltd	2,100	17	AGC Inc/Japan	1,300	42
Mazda Motor Corp	14,000	136	Fortune Brands Home & Security Inc (a)	1,206	58
PACCAR Inc	484	32	HeidelbergCement AG	9,662	717
		$764	Johnson Controls International plc (a)	15,746	607
Automobile Parts & Equipment - 0.67%			LafargeHolcim Ltd (b)	8,920	426
Aisin Seiki Co Ltd	1,500	49	LIXIL Group Corp	1,500	19
Aptiv PLC (a)	2,529	162	Masco Corp (a)	5,853	204
BorgWarner Inc (a)	3,711	132	Rinnai Corp	600	39
JTEKT Corp	6,800	72	Rockwool International A/S	660	168
NHK Spring Co Ltd	10,600	77	Sika AG	3,122	463
Rheinmetall AG	9,754	1,035	Taiheiyo Cement Corp	10,000	295
Stanley Electric Co Ltd	2,900	66			$3,038
Toyota Boshoku Corp	6,100	74	Chemicals - 2.87%
		$1,667	Asahi Kasei Corp	7,700	79
Banks - 4.95%			CF Industries Holdings Inc (a)	2,188	88
Banca Generali SpA	1,412	35	Daicel Corp	14,700	125
Bank of America Corp (a)	39,591	1,053	Dow Inc (a)	2,012	94
BPER Banca	21,536	81	DowDuPont Inc (a)	27,278	833
Citigroup Inc (a)	3,679	229	Eastman Chemical Co (a)	2,714	176
Citizens Financial Group Inc (a)	733	24	International Flavors & Fragrances Inc	19,558	2,649
Comerica Inc (a)	247	17	Kaneka Corp	1,700	58
Commerzbank AG	156,588	1,097	Mitsubishi Chemical Holdings Corp	11,500	75
Concordia Financial Group Ltd	11,600	44	Mitsubishi Gas Chemical Co Inc	16,400	203
Fifth Third Bancorp (a)	11,786	312	Mitsui Chemicals Inc	6,100	133
First Republic Bank/CA (a)	266	26	Nippon Shokubai Co Ltd	1,100	66
Goldman Sachs Group Inc/The (a)	1,470	268	Nitto Denko Corp	3,600	156
			Sherwin-Williams Co/The (a)	4,151	1,741

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Chemicals (continued)			Distribution & Wholesale (continued)
Showa Denko KK	4,200	$114	Mitsui & Co Ltd	6,000	$92
Sumitomo Chemical Co Ltd	15,500	67	Sojitz Corp	101,000	322
Teijin Ltd	9,500	154	Sumitomo Corp	14,400	207
Tosoh Corp (a)	23,200	292	Toyota Tsusho Corp	3,200	92
		$7,103	WW Grainger Inc	88	23
Commercial Services - 2.41%					$2,308
Automatic Data Processing Inc (a)	4,434	710	Diversified Financial Services - 3.28%
Cintas Corp (a)	166	37	Affiliated Managers Group Inc (a)	1,017	85
Dai Nippon Printing Co Ltd	2,500	54	Alliance Data Systems Corp (a)	866	119
Ecolab Inc (a)	354	65	American Express Co (a)	6,740	773
Equifax Inc (a)	9,459	1,144	Azimut Holding SpA	2,184	36
FleetCor Technologies Inc (a),(b)	1,407	363	BlackRock Inc (a)	2,237	930
Global Payments Inc	250	38	Capital One Financial Corp (a)	747	64
H&R Block Inc (a)	326	9	Charles Schwab Corp/The	2,123	88
Moody's Corp (a)	6,234	1,140	Credit Saison Co Ltd	6,300	68
PayPal Holdings Inc (a),(b)	8,424	924	Deutsche Boerse AG	5,709	786
Persol Holdings Co Ltd	9,100	193	Discover Financial Services (a)	5,864	437
Robert Half International Inc (a)	2,554	137	E*TRADE Financial Corp (a)	389	18
S&P Global Inc (a)	4,619	988	Franklin Resources Inc (a)	2,035	65
Secom Co Ltd	400	34	Hitachi Capital Corp	900	19
Sohgo Security Services Co Ltd	400	19	Intercontinental Exchange Inc	898	74
Toppan Printing Co Ltd	1,300	19	Invesco Ltd (a)	8,873	173
Total System Services Inc	281	35	Jefferies Financial Group Inc	474	8
United Rentals Inc (b)	127	14	Mastercard Inc (a)	1,921	483
Verisk Analytics Inc	266	37	Mebuki Financial Group Inc	51,700	129
		$5,960	Mitsubishi UFJ Lease & Finance Co Ltd	5,200	26
Computers - 4.00%			Nasdaq Inc (a)	264	24
Accenture PLC - Class A (a)	9,624	1,714	ORIX Corp	1,700	24
Apple Inc (a)	15,370	2,691	Raymond James Financial Inc	223	18
Check Point Software Technologies Ltd (b)	5,188	572	Synchrony Financial (a)	11,247	378
Cognizant Technology Solutions Corp (a)	905	56	T Rowe Price Group Inc (a)	5,138	520
DXC Technology Co (a)	5,432	258	Tradeweb Markets Inc (a)	44,572	2,010
Fujitsu Ltd	3,500	236	Visa Inc (a)	3,713	599
Hewlett Packard Enterprise Co (a)	2,141	29	Western Union Co/The (a)	8,494	165
HP Inc (a)	33,193	620			$8,119
International Business Machines Corp (a)	12,230	1,553	Electric - 1.47%
Itochu Techno-Solutions Corp	9,800	242	A2A SpA (a)	173,922	283
NetApp Inc (a)	4,035	239	AES Corp/VA (a)	1,056	17
Nomura Research Institute Ltd	2,500	121	Chubu Electric Power Co Inc	14,300	195
NTT Data Corp	10,300	122	Electric Power Development Co Ltd	2,300	50
Obic Co Ltd	600	72	Enel SpA (a)	148,038	921
Otsuka Corp	6,400	248	Hera SpA (a)	53,720	195
Perspecta Inc	24,278	527	NRG Energy Inc (a)	5,776	197
SCSK Corp	4,100	198	Orsted A/S (c)	5,943	473
Seagate Technology PLC (a)	441	18	RWE AG	30,212	756
Varonis Systems Inc (b)	6,279	393	Terna Rete Elettrica Nazionale SpA	22,224	136
		$9,909	Tohoku Electric Power Co Inc	13,300	136
Consumer Products - 0.10%			Tokyo Electric Power Co Holdings Inc (b)	53,500	274
Avery Dennison Corp (a)	1,650	172			$3,633
Church & Dwight Co Inc (a)	391	29	Electrical Components & Equipment - 0.10%
Clorox Co/The (a)	202	30	AMETEK Inc (a)	1,107	91
Kimberly-Clark Corp	106	13	Brother Industries Ltd	4,900	83
		$244	Mabuchi Motor Co Ltd	1,900	63
Cosmetics & Personal Care - 1.35%					$237
Beiersdorf AG	6,457	743	Electronics - 1.96%
Colgate-Palmolive Co (a)	2,736	191	ABB Ltd	37,113	678
Estee Lauder Cos Inc/The	5,196	837	Allegion PLC (a)	149	14
Kose Corp	1,800	283	Alps Alpine Co Ltd	5,600	92
Lion Corp	7,300	141	Amphenol Corp (a)	5,126	446
Pola Orbis Holdings Inc	10,600	291	Fortive Corp (a)	6,200	472
Procter & Gamble Co/The (a)	8,274	851	Garmin Ltd (a)	4,098	313
		$3,337	Hitachi High-Technologies Corp	3,100	131
Distribution & Wholesale - 0.93%			Honeywell International Inc (a)	15,080	2,478
Fastenal Co (a)	9,261	283	Ibiden Co Ltd	3,100	48
ITOCHU Corp (a)	6,900	127	Keysight Technologies Inc (b)	298	22
KAR Auction Services Inc (a)	11,860	667	Kyocera Corp	500	30
LKQ Corp (a),(b)	5,542	142	MINEBEA MITSUMI Inc	3,200	47
Marubeni Corp	43,200	270	Nippon Electric Glass Co Ltd	500	12
Mitsubishi Corp	3,200	83	TE Connectivity Ltd (a)	537	45

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Electronics (continued)			Healthcare - Products (continued)
Waters Corp (b)	112	$23	Stryker Corp	593	$109
		$4,851	Sysmex Corp	1,800	124
Energy - Alternate Sources - 0.01%			Thermo Fisher Scientific Inc	385	103
Vestas Wind Systems A/S	171	14			$14,264
Engineering & Construction - 0.55%			Healthcare - Services - 1.56%
Fluor Corp (a)	2,267	63	Anthem Inc (a)	409	114
Kajima Corp (a)	28,700	392	Centene Corp (a),(b)	6,751	390
Obayashi Corp (a)	41,400	379	Fresenius SE & Co KGaA	17,150	870
Shimizu Corp	20,600	167	Humana Inc (a)	2,237	548
Taisei Corp (a)	10,000	364	Laboratory Corp of America Holdings (a),(b)	2,131	346
		$1,365	Quest Diagnostics Inc (a)	386	37
Entertainment - 0.12%			UnitedHealth Group Inc (a)	3,394	821
Genting Singapore Ltd	139,600	88	Universal Health Services Inc	6,201	741
Sankyo Co Ltd	1,700	65			$3,867
Sega Sammy Holdings Inc	12,900	152	Home Builders - 0.16%
		$305	Haseko Corp (a)	31,900	317
Environmental Control - 0.19%			Lennar Corp - A Shares	514	25
Kurita Water Industries Ltd	500	12	Sekisui Chemical Co Ltd	4,600	67
Republic Services Inc (a)	4,627	391			$409
Waste Management Inc (a)	672	74	Home Furnishings - 0.25%
		$477	Hoshizaki Corp	2,300	173
Food - 2.68%			Sony Corp	9,300	446
Ajinomoto Co Inc	3,700	63			$619
Campbell Soup Co (a)	4,916	179	Housewares - 0.04%
Ezaki Glico Co Ltd	300	14	Newell Brands Inc (a)	6,893	93
General Mills Inc (a)	49,233	2,434	Insurance - 4.76%
Hershey Co/The (a)	3,506	463	Aflac Inc (a)	1,188	61
JM Smucker Co/The	250	30	Allianz SE	7,984	1,768
Kellogg Co	1,064	56	Allstate Corp/The (a)	5,440	520
Kraft Heinz Co/The (a)	19,911	551	American International Group Inc (a)	1,383	71
McCormick & Co Inc/MD	2,364	369	Aon PLC (a)	3,935	709
Mondelez International Inc	10,033	510	Arthur J Gallagher & Co (a)	3,026	255
Nestle SA	8,610	854	Assicurazioni Generali SpA (a)	21,558	378
Seven & i Holdings Co Ltd	4,500	151	Assurant Inc (a)	98	10
Sysco Corp (a)	10,750	740	Berkshire Hathaway Inc - Class B (a),(b)	23,206	4,581
Toyo Suisan Kaisha Ltd	4,400	172	Chubb Ltd (a)	729	106
Tyson Foods Inc (a)	586	44	Cincinnati Financial Corp (a)	2,666	262
		$6,630	Dai-ichi Life Holdings Inc	11,500	165
Food Service - 0.03%			Hartford Financial Services Group Inc/The (a)	574	30
Autogrill SpA (a)	7,393	75	Japan Post Holdings Co Ltd	8,800	97
Forest Products & Paper - 0.18%			Lincoln National Corp	295	18
International Paper Co (a)	8,614	357	Loews Corp (a)	3,734	192
Oji Holdings Corp	17,700	91	Marsh & McLennan Cos Inc (a)	9,723	929
		$448	Poste Italiane SpA (c)	2,358	23
Gas - 0.31%			Progressive Corp/The (a)	9,538	756
Italgas SpA	33,233	210	Prudential Financial Inc	411	38
Osaka Gas Co Ltd	7,600	135	Sompo Holdings Inc	800	30
Snam SpA (a)	35,097	176	Torchmark Corp	174	15
Tokyo Gas Co Ltd	10,100	251	Travelers Cos Inc/The	1,036	151
		$772	Unipol Gruppo SpA (a)	44,336	204
			UnipolSai Assicurazioni SpA	21,821	53
Hand & Machine Tools - 0.13%			Willis Towers Watson PLC (a)	2,111	370
Fuji Electric Co Ltd	5,600	186			$11,792
Snap-on Inc (a)	905	141
		$327	Internet - 1.45%
			Alphabet Inc - A Shares (a),(b)	1,105	1,223
Healthcare - Products - 5.76%			Amazon.com Inc (a),(b)	314	557
Abbott Laboratories (a)	35,625	2,712	Booking Holdings Inc (b)	70	116
Alcon Inc (b)	29,874	1,738	eBay Inc (a)	18,594	668
Becton Dickinson and Co (a)	8,427	1,967	F5 Networks Inc (a),(b)	966	128
Boston Scientific Corp (a),(b)	53,536	2,056	Facebook Inc (a),(b)	4,544	807
Coloplast A/S	576	61	Trend Micro Inc/Japan	1,600	71
Danaher Corp (a)	16,703	2,205	VeriSign Inc (a),(b)	114	22
DiaSorin SpA (a)	1,199	122			$3,592
GN Store Nord A/S	7,645	361
Henry Schein Inc (b)	2,434	157	Investment Companies - 0.55%
Koninklijke Philips NV	47,000	1,863	Investor AB	31,642	1,367
Medtronic PLC (a)	4,862	450
Olympus Corp	15,600	184
Shimadzu Corp	2,100	52

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Iron & Steel - 0.22%			Oil & Gas (continued)
JFE Holdings Inc (a)	21,200	$293	JXTG Holdings Inc (a)	27,000	$128
Kobe Steel Ltd	3,000	18	Marathon Oil Corp	1,305	17
Nucor Corp (a)	4,931	237	Phillips 66 (a)	9,780	790
		$548	Valero Energy Corp	5,430	382
Lodging - 0.38%					$7,015
Choice Hotels International Inc (a)	10,949	901	Oil & Gas Services - 0.07%
Hilton Worldwide Holdings Inc (a)	464	41	Halliburton Co (a)	1,390	30
		$942	Saipem SpA (b)	14,141	60
Machinery - Construction & Mining - 0.86%			Schlumberger Ltd	2,203	76
Caterpillar Inc (a)	910	109			$166
Hitachi Ltd (a)	10,500	354	Packaging & Containers - 0.18%
Mitsubishi Heavy Industries Ltd	900	39	Ball Corp (a)	569	35
Sandvik AB	106,279	1,641	Packaging Corp of America (a)	1,815	162
		$2,143	Sealed Air Corp (a)	2,780	116
Machinery - Diversified - 0.91%			Toyo Seikan Group Holdings Ltd	7,200	136
Amada Holdings Co Ltd	6,500	67			$449
Cummins Inc (a)	3,100	467	Pharmaceuticals - 5.66%
Dover Corp (a)	3,195	286	AbbVie Inc (a)	2,352	180
Flowserve Corp (a)	2,326	108	Alfresa Holdings Corp	9,200	230
Husqvarna AB	53,525	447	AmerisourceBergen Corp (a)	2,739	213
Rockwell Automation Inc	1,789	266	Astellas Pharma Inc	33,500	449
Roper Technologies Inc	259	89	Bristol-Myers Squibb Co (a)	30,027	1,362
Sumitomo Heavy Industries Ltd	5,700	179	Cardinal Health Inc (a)	5,792	244
THK Co Ltd	5,900	119	CVS Health Corp (a)	21,896	1,147
Valmet OYJ	10,224	236	Eisai Co Ltd	4,300	252
		$2,264	Elanco Animal Health Inc (b)	18,114	567
Media - 1.27%			Eli Lilly & Co (a)	13,847	1,605
CBS Corp (a)	6,093	294	Hisamitsu Pharmaceutical Co Inc	700	28
Discovery Inc - A Shares (a),(b)	12,610	344	Johnson & Johnson (a)	11,342	1,487
DISH Network Corp (a),(b)	6,650	240	Kobayashi Pharmaceutical Co Ltd	200	15
Fox Corp - A Shares (a)	10,137	357	McKesson Corp	2,625	321
News Corp - A Shares (a)	12,632	144	Medipal Holdings Corp	10,700	231
Tokyo Broadcasting System Holdings Inc	7,700	127	Merck & Co Inc (a)	23,111	1,831
Viacom Inc - B Shares	642	19	Mitsubishi Tanabe Pharma Corp (a)	9,600	113
Walt Disney Co/The (a)	6,732	889	Nippon Shinyaku Co Ltd	200	14
World Wrestling Entertainment Inc	10,014	728	Novo Nordisk A/S	10,451	492
		$3,142	Ono Pharmaceutical Co Ltd	4,200	74
Metal Fabrication & Hardware - 0.01%			Perrigo Co PLC	2,199	92
Maruichi Steel Tube Ltd	100	2	Pfizer Inc (a)	9,918	412
NSK Ltd	2,100	17	Roche Holding AG	6,185	1,625
		$19	Santen Pharmaceutical Co Ltd	1,600	23
Miscellaneous Manufacturers - 1.70%			Sawai Pharmaceutical Co Ltd	1,000	51
3M Co (a)	1,991	318	Shionogi & Co Ltd	5,300	289
AO Smith Corp (a)	267	11	Sumitomo Dainippon Pharma Co Ltd (a)	17,000	347
Eaton Corp PLC (a)	8,368	623	Suzuken Co Ltd/Aichi Japan	4,200	258
FUJIFILM Holdings Corp	1,900	91	Taisho Pharmaceutical Holdings Co Ltd	1,000	81
Illinois Tool Works Inc (a)	2,706	378			$14,033
Ingersoll-Rand PLC (a)	4,743	561	Pipelines - 0.03%
Nikon Corp	20,600	282	Kinder Morgan Inc/DE	3,599	72
Parker-Hannifin Corp	558	85	Real Estate - 0.49%
Siemens AG	16,425	1,858	CBRE Group Inc (a),(b)	6,074	278
Textron Inc (a)	371	17	Vonovia SE	18,123	949
		$4,224			$1,227
Office & Business Equipment - 0.06%			REITs - 0.81%
Canon Marketing Japan Inc	500	11	Alexandria Real Estate Equities Inc (a)	1,089	160
Xerox Corp (a)	4,734	145	Apartment Investment & Management Co (a)	237	12
		$156	AvalonBay Communities Inc (a)	221	45
Oil & Gas - 2.83%			Boston Properties Inc (a)	245	32
Cabot Oil & Gas Corp (a)	4,256	107	Duke Realty Corp (a)	572	17
Chevron Corp (a)	8,266	941	Equity Residential (a)	662	51
ConocoPhillips (a)	14,091	831	Extra Space Storage Inc (a)	202	22
Devon Energy Corp (a)	8,971	226	Federal Realty Investment Trust (a)	119	16
Eni SpA (a)	179,208	2,700	Mid-America Apartment Communities Inc	181	21
Exxon Mobil Corp (a)	6,732	476	Prologis Inc	5,496	405
Hess Corp (a)	486	27	Public Storage	115	27
HollyFrontier Corp (a)	3,687	140	Realty Income Corp (a)	5,698	399
Idemitsu Kosan Co Ltd (a)	1,700	48	SL Green Realty Corp	132	11
Inpex Corp	25,100	202	UDR Inc	4,602	206

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs (continued)			Software - 3.23%
Ventas Inc	269	$17	Activision Blizzard Inc (a)	12,319	$534
Vornado Realty Trust	303	20	Broadridge Financial Solutions Inc	1,891	236
Welltower Inc (a)	6,776	550	Cadence Design Systems Inc (a),(b)	447	28
		$2,011	Citrix Systems Inc	208	20
Retail - 5.19%			DeNA Co Ltd	1,200	24
ABC-Mart Inc	600	37	Electronic Arts Inc (a),(b)	13,725	1,278
AutoZone Inc (a),(b)	417	428	GungHo Online Entertainment Inc	72,300	223
Best Buy Co Inc (a)	4,434	278	Intuit Inc	1,713	419
BJ's Wholesale Club Holdings Inc (b)	102,631	2,564	Microsoft Corp	12,316	1,523
Citizen Watch Co Ltd	16,400	75	Mixi Inc	3,700	78
Darden Restaurants Inc (a)	195	23	MSCI Inc	134	29
Dollar General Corp (a)	4,258	542	Oracle Corp	10,637	538
Dollar Tree Inc (b)	1,235	126	Oracle Corp Japan	2,600	181
Foot Locker Inc (a)	1,884	74	Paychex Inc (a)	6,077	521
Gap Inc/The (a)	4,838	90	Red Hat Inc (b)	248	46
Home Depot Inc/The (a)	8,972	1,703	SAP SE	12,947	1,595
Izumi Co Ltd	700	30	Square Enix Holdings Co Ltd (a)	8,300	291
Kohl's Corp (a)	2,605	129	Synopsys Inc (b)	68	8
L Brands Inc	4,537	102	Temenos AG (b)	2,421	421
Lowe's Cos Inc	1,264	118			$7,993
Macy's Inc (a)	5,247	108	Telecommunications - 2.68%
Matsumotokiyoshi Holdings Co Ltd	7,500	220	Arista Networks Inc (a),(b)	126	31
McDonald's Corp (a)	3,565	707	AT&T Inc (a)	39,897	1,220
Nordstrom Inc	2,575	81	CenturyLink Inc (a)	20,864	218
O'Reilly Automotive Inc (b)	124	46	Cisco Systems Inc (a)	32,513	1,692
Pandora A/S	7,574	281	Hikari Tsushin Inc	300	60
Ross Stores Inc	1,030	96	Juniper Networks Inc	561	14
Ryohin Keikaku Co Ltd	100	18	KDDI Corp	8,400	215
Shimamura Co Ltd	1,300	99	LogMeIn Inc	3,615	260
Starbucks Corp	1,996	152	Motorola Solutions Inc (a)	3,156	473
Sugi Holdings Co Ltd	1,700	77	Nippon Telegraph & Telephone Corp	11,800	528
Sundrug Co Ltd	5,000	125	SoftBank Group Corp	2,300	213
Takashimaya Co Ltd	1,500	16	Telefonaktiebolaget LM Ericsson	48,500	467
Target Corp	7,483	602	Verizon Communications Inc (a)	22,802	1,239
Tiffany & Co	2,007	179			$6,630
TJX Cos Inc/The (a)	19,892	1,000	Toys, Games & Hobbies - 0.30%
Ulta Beauty Inc (b)	445	148	Bandai Namco Holdings Inc (a)	8,400	411
Walgreens Boots Alliance Inc (a)	17,358	856	Hasbro Inc (a)	2,059	196
Walmart Inc (a)	11,429	1,159	Mattel Inc (a),(b)	6,061	60
Yum! Brands Inc (a)	5,519	565	Nintendo Co Ltd	200	70
		$12,854			$737
Savings & Loans - 0.00%			Transportation - 2.27%
People's United Financial Inc (a)	592	9	CH Robinson Worldwide Inc (a)	315	25
Semiconductors - 3.25%			ComfortDelGro Corp Ltd	63,600	114
Advantest Corp	1,000	23	CSX Corp (a)	13,767	1,025
Analog Devices Inc	6,206	600	East Japan Railway Co	1,100	104
Applied Materials Inc (a)	18,632	721	Expeditors International of Washington Inc	2,776	193
ASML Holding NV	2,374	447	FedEx Corp (a)	414	64
Infineon Technologies AG	53,287	949	Hankyu Hanshin Holdings Inc	500	18
Intel Corp (a)	7,123	314	Kamigumi Co Ltd	8,000	188
Lam Research Corp (a)	2,841	496	Kansas City Southern (a)	5,095	577
Microchip Technology Inc	421	34	Kyushu Railway Co	5,400	161
Micron Technology Inc (a),(b)	18,386	600	Mitsui OSK Lines Ltd	600	13
Qorvo Inc (b)	2,009	123	Nippon Express Co Ltd (a)	4,600	244
QUALCOMM Inc (a)	24,865	1,661	Norfolk Southern Corp (a)	2,956	577
Renesas Electronics Corp (b)	35,400	159	Old Dominion Freight Line Inc (a)	5,782	766
Rohm Co Ltd	1,100	67	SG Holdings Co Ltd	5,300	143
Skyworks Solutions Inc	2,857	190	Union Pacific Corp (a)	8,017	1,337
STMicroelectronics NV	41,667	631	West Japan Railway Co	900	70
Texas Instruments Inc	5,954	621			$5,619
Xilinx Inc	4,106	420	TOTAL COMMON STOCKS		$211,550
		$8,056	INVESTMENT COMPANIES - 18.25%	Shares Held Value (000's)
Shipbuilding - 0.05%			Money Market Funds - 18.25%
Huntington Ingalls Industries Inc	66	14	BlackRock Liquidity Funds FedFund Portfolio	1,715	2
Yangzijiang Shipbuilding Holdings Ltd	123,500	123	2.32%(d),(e)
		$137	First American Government Obligations Fund	495,418	495
			2.29%(d)
			Principal Government Money Market Fund	31,106,595	31,107
			2.3%(d),(f)

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund May 31, 2019 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held Value (000’s)
Money Market Funds (continued)
Wells Fargo Advantage Government Money	13,613,323	$13,613
Market Fund 2.27%(d),(e)
		$45,217
TOTAL INVESTMENT COMPANIES		$45,217
PREFERRED STOCKS - 0.78%	Shares Held Value (000's)
Automobile Manufacturers - 0.78%
Volkswagen AG 4.86%	12,333	$1,917
TOTAL PREFERRED STOCKS		$1,917
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 4.80%	Amount (000's) Value (000's)
U.S. Treasury Bill - 4.80%
2.38%, 10/03/2019(g)	$2,000	$1,984
2.38%, 10/10/2019(g)	2,000	1,984
2.40%, 10/17/2019(g)	2,000	1,983
2.40%, 10/24/2019(g)	6,000	5,945
		$11,896
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$11,896
Total Investments		$270,580
Other Assets and Liabilities - (9.23)%		(22,860)
TOTAL NET ASSETS - 100.00%		$247,720

(a)	Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $86,223 or 34.81% of net assets.
(b)	Non-income producing security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $819 or 0.33% of net assets.
(d)	Current yield shown is as of period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $13,615 or 5.50% of net assets.
(f)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(g)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	22.32%
Money Market Funds	18.25%
Financial	14.84%
Industrial	14.64%
Technology	10.54%
Consumer, Cyclical	10.29%
Communications	5.56%
Government	4.80%
Basic Materials	3.27%
Energy	2.94%
Utilities	1.78%
Investments Sold Short	(42.01)%
Other Assets and Liabilities	32.78%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018	Purchases		Sales	May 31, 2019
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.3%	$75,765		$221,756	$266,414		$31,107
	$75,765		$221,756	$266,414		$31,107

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.3%	$717	$—	$		— $	—
	$717	$—	$		— $	—

Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
AEX Index; June 2019	Long		6	$724	$(7)
AEX Index; June 2019	Short		6	724	3
CAC40 Index; June 2019	Short		113	6,545	79
CAC40 Index; June 2019	Long		25	1,448	(16)
DAX Index; June 2019	Long		3	983	11
DAX Index; June 2019	Short		15	4,912	96
DJ Euro Stoxx 50; June 2019	Short		395	14,452	(125)
FTSE/MIB Index; June 2019	Long		2	221	(2)
FTSE/MIB Index; June 2019	Short		11	1,216	46
FTSE100 Index; June 2019	Long		25	2,260	24
FTSE100 Index; June 2019	Short		39	3,526	26
Hang Seng Index; June 2019	Long		3	511	(8)
IBEX 35 Index; June 2019	Long		4	401	(3)
Japan Topix Index; June 2019	Long		22	3,057	(191)
MSCI Singapore Index; June 2019	Long		1	25	(1)
OMXS30 Index; June 2019	Short		81	1,289	60
OMXS30 Index; June 2019	Long		28	446	(20)
S&P 500 Emini; June 2019	Long		169	23,259	(218)
S&P/TSX 60 Index; June 2019	Long		9	1,280	8
SPI 200 Index; June 2019	Long		9	999	31
Total					$(207)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2019 (unaudited)

Foreign Currency Contracts

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
Citigroup Inc	06/19/2019		$248	AUD	358	$	— $	(1)
Citigroup Inc	06/19/2019	AUD	613		$437		—	(12)
Citigroup Inc	06/19/2019		$27	AUD	39		—	—
Citigroup Inc	06/19/2019		$142	GBP	112		—	—
Citigroup Inc	06/19/2019		$486	GBP	381		4	—
Citigroup Inc	06/19/2019	GBP	822		$1,084		—	(45)
Citigroup Inc	06/19/2019		$332	CAD	445		2	—
Citigroup Inc	06/19/2019	CAD	843		$636		—	(12)
Citigroup Inc	06/19/2019		$42	CAD	57		—	—
Citigroup Inc	06/19/2019		$472	DKK	3,107		7	—
Citigroup Inc	06/19/2019	DKK	2,872		$429		1	—
Citigroup Inc	06/19/2019		$100	DKK	670		—	—
Citigroup Inc	06/19/2019	DKK	905		$139		—	(3)
Citigroup Inc	06/19/2019		$669	EUR	599		—	(1)
Citigroup Inc	06/19/2019	EUR	2,247		$2,562		—	(49)
Citigroup Inc	06/19/2019		$1,708	EUR	1,506		24	—
Citigroup Inc	06/19/2019	EUR	262		$292		1	—
Citigroup Inc	06/19/2019	HKD	2,036		$261		—	(1)
Citigroup Inc	06/19/2019		$200	HKD	1,567		—	—
Citigroup Inc	06/19/2019	ILS	131		$36		—	—
Citigroup Inc	06/19/2019		$20	ILS	73		—	—
Citigroup Inc	06/19/2019	JPY	283,779		$2,575		47	—
Citigroup Inc	06/19/2019		$2,134	JPY	234,364		—	(32)
Citigroup Inc	06/19/2019		$7	NZD	11		—	—
Citigroup Inc	06/19/2019		$2	NZD	3		—	—
Citigroup Inc	06/19/2019	NZD	22		$15		—	(1)
Citigroup Inc	06/19/2019		$19	NOK	166		—	—
Citigroup Inc	06/19/2019	NOK	15		$2		—	—
Citigroup Inc	06/19/2019		$11	NOK	94		—	—
Citigroup Inc	06/19/2019	NOK	386		$45		—	(1)
Citigroup Inc	06/19/2019		$87	SGD	119		—	—
Citigroup Inc	06/19/2019	SGD	195		$145		—	(3)
Citigroup Inc	06/19/2019		$26	SGD	36		—	—
Citigroup Inc	06/19/2019	SEK	1,556		$168		—	(4)
Citigroup Inc	06/19/2019		$2	SEK	22		—	—
Citigroup Inc	06/19/2019		$102	SEK	977		—	(1)
Citigroup Inc	06/19/2019	CHF	530		$535		—	(4)
Citigroup Inc	06/19/2019	CHF	20		$20		—	—
Citigroup Inc	06/19/2019		$305	CHF	307		—	(2)
Citigroup Inc	09/18/2019	AUD	358		$248		1	—
Citigroup Inc	09/18/2019	GBP	328		$418		—	(1)
Citigroup Inc	09/18/2019	GBP	109		$139		—	—
Citigroup Inc	09/18/2019	CAD	57		$42		—	—
Citigroup Inc	09/18/2019	CAD	397		$296		—	(1)
Citigroup Inc	09/18/2019	DKK	670		$101		—	—
Citigroup Inc	09/18/2019		$433	DKK	2,872		—	(1)
Citigroup Inc	09/18/2019	EUR	359		$406		—	(1)
Citigroup Inc	09/18/2019		$437	EUR	389		—	(1)
Citigroup Inc	09/18/2019		$177	EUR	157		—	—
Citigroup Inc	09/18/2019	EUR	599		$674		1	—
Citigroup Inc	09/18/2019	HKD	1,404		$179		—	—
Citigroup Inc	09/18/2019	ILS	58		$16		—	—
Citigroup Inc	09/18/2019	JPY	117,546		$1,080		14	—
Citigroup Inc	09/18/2019		$526	JPY	56,796		—	(3)
Citigroup Inc	09/18/2019	NZD	3		$2		—	—
Citigroup Inc	09/18/2019	NZD	11		$7		—	—
Citigroup Inc	09/18/2019	NOK	141		$16		—	—
Citigroup Inc	09/18/2019	NOK	94		$11		—	—
Citigroup Inc	09/18/2019	SGD	119		$87		—	—
Citigroup Inc	09/18/2019		$2	SGD	3		—	—
Citigroup Inc	09/18/2019	SEK	929		$98		1	—
Citigroup Inc	09/18/2019	CHF	278		$278		2	—
JPMorgan Chase	06/19/2019	AUD	612		$437		—	(12)
JPMorgan Chase	06/19/2019		$27	AUD	39		—	—
JPMorgan Chase	06/19/2019		$248	AUD	358		—	(1)
JPMorgan Chase	06/19/2019	GBP	821		$1,084		—	(45)
JPMorgan Chase	06/19/2019		$142	GBP	112		—	—
JPMorgan Chase	06/19/2019		$486	GBP	381		4	—

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
JPMorgan Chase	06/19/2019		$332	CAD	446	$2	$—
JPMorgan Chase	06/19/2019	CAD	843		$636	—	(12)
JPMorgan Chase	06/19/2019		$42	CAD	57	—	—
JPMorgan Chase	06/19/2019		$472	DKK	3,107	7	—
JPMorgan Chase	06/19/2019		$100	DKK	670	—	—
JPMorgan Chase	06/19/2019	DKK	2,872		$429	1	—
JPMorgan Chase	06/19/2019	DKK	905		$139	—	(3)
JPMorgan Chase	06/19/2019	EUR	2,247		$2,562	—	(49)
JPMorgan Chase	06/19/2019		$1,708	EUR	1,506	24	—
JPMorgan Chase	06/19/2019	EUR	262		$292	1	—
JPMorgan Chase	06/19/2019		$669	EUR	599	—	(1)
JPMorgan Chase	06/19/2019		$200	HKD	1,567	—	—
JPMorgan Chase	06/19/2019	HKD	2,036		$261	—	(1)
JPMorgan Chase	06/19/2019		$20	ILS	73	—	—
JPMorgan Chase	06/19/2019	ILS	130		$36	—	—
JPMorgan Chase	06/19/2019	JPY	283,779		$2,575	47	—
JPMorgan Chase	06/19/2019		$2,134	JPY	234,364	—	(32)
JPMorgan Chase	06/19/2019		$2	NZD	3	—	—
JPMorgan Chase	06/19/2019	NZD	22		$15	—	(1)
JPMorgan Chase	06/19/2019		$7	NZD	11	—	—
JPMorgan Chase	06/19/2019	NOK	376		$44	—	(1)
JPMorgan Chase	06/19/2019		$11	NOK	94	—	—
JPMorgan Chase	06/19/2019	NOK	25		$3	—	—
JPMorgan Chase	06/19/2019		$19	NOK	166	—	—
JPMorgan Chase	06/19/2019		$87	SGD	119	—	—
JPMorgan Chase	06/19/2019	SGD	195		$145	—	(3)
JPMorgan Chase	06/19/2019		$26	SGD	36	—	—
JPMorgan Chase	06/19/2019		$102	SEK	977	—	(1)
JPMorgan Chase	06/19/2019		$2	SEK	22	—	—
JPMorgan Chase	06/19/2019	SEK	1,556		$168	—	(4)
JPMorgan Chase	06/19/2019		$305	CHF	307	—	(2)
JPMorgan Chase	06/19/2019	CHF	517		$521	—	(4)
JPMorgan Chase	06/19/2019	CHF	34		$34	—	—
JPMorgan Chase	09/18/2019	AUD	358		$248	1	—
JPMorgan Chase	09/18/2019	GBP	109		$139	—	—
JPMorgan Chase	09/18/2019	GBP	328		$418	—	(1)
JPMorgan Chase	09/18/2019	CAD	398		$296	—	(1)
JPMorgan Chase	09/18/2019	CAD	57		$42	—	—
JPMorgan Chase	09/18/2019	DKK	670		$101	—	—
JPMorgan Chase	09/18/2019		$433	DKK	2,872	—	(1)
JPMorgan Chase	09/18/2019		$177	EUR	157	—	—
JPMorgan Chase	09/18/2019	EUR	359		$406	—	(1)
JPMorgan Chase	09/18/2019	EUR	599		$674	1	—
JPMorgan Chase	09/18/2019		$437	EUR	389	—	(1)
JPMorgan Chase	09/18/2019	HKD	1,404		$179	—	—
JPMorgan Chase	09/18/2019	ILS	58		$16	—	—
JPMorgan Chase	09/18/2019	JPY	117,546		$1,080	14	—
JPMorgan Chase	09/18/2019		$526	JPY	56,796	—	(3)
JPMorgan Chase	09/18/2019	NZD	11		$7	—	—
JPMorgan Chase	09/18/2019	NZD	3		$2	—	—
JPMorgan Chase	09/18/2019	NOK	94		$11	—	—
JPMorgan Chase	09/18/2019	NOK	141		$16	—	—
JPMorgan Chase	09/18/2019	SGD	119		$87	—	—
JPMorgan Chase	09/18/2019		$2	SGD	3	—	—
JPMorgan Chase	09/18/2019	SEK	929		$98	1	—
JPMorgan Chase	09/18/2019	CHF	278		$278	2	—
Morgan Stanley & Co	06/19/2019		$54	GBP	43	—	—
Morgan Stanley & Co	06/19/2019		$275	GBP	215	3	—
Morgan Stanley & Co	06/19/2019		$287	GBP	220	9	—
Morgan Stanley & Co	06/19/2019	EUR	1,062		$1,202	—	(14)
Morgan Stanley & Co	06/19/2019	EUR	134		$150	—	—
Morgan Stanley & Co	06/19/2019		$6,863	EUR	6,016	134	—
Morgan Stanley & Co	06/19/2019	EUR	558		$624	—	—
Morgan Stanley & Co	06/19/2019		$23,762	EUR	21,104	157	—
Morgan Stanley & Co	06/19/2019		$723	EUR	648	—	(2)
Morgan Stanley & Co	06/19/2019		$4,829	SEK	46,289	—	(57)
Morgan Stanley & Co	06/19/2019	SEK	6,209		$647	8	—
Morgan Stanley & Co	06/19/2019		$5,724	CHF	5,786	—	(64)

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2019 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept			Currency to Deliver				Asset Liability
Morgan Stanley & Co		06/19/2019	CHF	653		$651			$2	$—
Total									$523	$(497)
Amounts in thousands.

Total Return Equity Basket Swaps

								Upfront	Value and Unrealized
				Payment		Notional Payments/ Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives		Frequency Expiration Date Amount (Receipts)					Asset-----Liability
Deutsche Bank AG(a)	Floating rate based on the Total return on a custom basket of			Monthly	05/05/2022	$109,291	$	— $	— $	(1,607)
	Overnight Bank Funding long and short securities traded in
	Rate plus/less spread	USD
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of		Monthly	05/06/2020	1,396		—	—	(91)
	the Norway Interbank	long and short securities traded in
	Offered Rate plus/less	NOK
	spread
Morgan Stanley & Co	Floating rate based on the Total return on a custom basket of			Monthly	05/06/2021	1,600		—	—	(37)
	Hong Kong Overnight	long and short securities traded in
	Index Average plus/less	HKD
	spread
Morgan Stanley &	Floating rate based on	Total return on a custom basket of		Monthly	05/06/2020	2,864		—	—	(79)
Co(b)	the Stockholm Interbank	long and short securities traded in
	Offered Rate plus/less	SEK
	spread
Morgan Stanley &	Floating rate based on the Total return on a custom basket of			Monthly	04/08/2020	8,060		—	—	(126)
Co(c)	Sterling Overnight Index long and short securities traded in
	Average plus/less spread	GBP
Morgan Stanley &	Floating rate based on	Total return on a custom basket of		Monthly	04/08/2020	21,116		—	—	(1,064)
Co(d)	the Euro Overnight Index long and short securities traded in
	Average plus/less spread	EUR
Morgan Stanley &	Floating rate based on	Total return on a custom basket of		Monthly	05/07/2020	6,479		—	19	—
Co(e)	the Canada Bankers	long and short securities traded in
	Acceptances plus/less	CAD
	spread
Morgan Stanley & Co(f)Floating rate based on		Total return on a custom basket of		Monthly	07/04/2019	2,625		—	—	(73)
	the Reserve Bank of	long and short securities traded in
	Australia Cash Rate plus/ AUD
	less spread
Morgan Stanley &	Floating rate based on	Total return on a custom basket of		Monthly	08/06/2019	4,902		—	226	—
Co(g)	the Swiss Average Rate	long and short securities traded in
	Overnight plus/less	CHF
	spread
Morgan Stanley &	Floating rate based on the Total return on a custom basket of			Monthly	05/07/2020	11,331		—	—	(427)
Co(h)	Sterling Overnight Index long and short securities traded in
	Average plus/less spread	GBP
Morgan Stanley & Co(i)Floating rate based on		Total return on a custom basket of		Monthly	05/06/2020	26,574		—	164	—
	the Euro Overnight Index long and short securities traded in
	Average plus/less spread	EUR
Total						$196,238	$	— $	409	$(3,504)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities.

Amounts in thousands.

(a)

Top Underlying Securities MAQDBUSD

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Sempra Energy	(6,351	) $	(835)	(0.76)%
Exelon Corp	14,608		702	0.64%
Biogen Inc	2,921		641	0.59%
First Republic Bank/CA	(6,425)		(623)	(0.57)%
Procter & Gamble Co/The	6,050		623	0.57%

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	May 31, 2019 (unaudited)

Description (continued)	Shares		Notional Amount	% of Total Absolute Notional Amount
ONEOK Inc	(9,601)		(611)	(0.56)%
NiSource Inc	(21,104)		(588)	(0.54)%
VEREIT Inc	(64,770)		(575)	(0.53)%
Allstate Corp/The	5,981		571	0.52%
Insulet Corp	(5,164)		(567)	(0.52)%
Intuit Inc	2,304		564	0.52%
International Flavors & Fragrances Inc	(4,082)		(553)	(0.51)%
Medtronic PLC	5,897		546	0.50%
Global Payments Inc	(3,354)		(517)	(0.47)%
Sterling Bancorp/DE	(26,532)		(512)	(0.47)%
Kimberly-Clark Corp	3,981		509	0.46%
Tesla Inc	(2,565)		(475)	(0.43)%
International Business Machines Corp	3,688		468	0.43%
CDW Corp/DE	4,681		461	0.42%
McCormick & Co Inc/MD	(2,863)		(447)	(0.41)%
Conagra Brands Inc	(16,660)		(446)	(0.41)%
Public Service Enterprise Group Inc	7,581		445	0.41%
Honeywell International Inc	2,662		437	0.40%
CBS Corp	9,030		436	0.40%
Marvell Technology Group Ltd	(19,445)		(434)	(0.40)%
Assured Guaranty Ltd	10,581		432	0.40%
Aflac Inc	8,399		431	0.39%
Wabtec Corp	(6,749)		(421)	(0.38)%
New York Community Bancorp Inc	(42,366)		(421)	(0.39)%
Huntington Ingalls Industries Inc	2,045		419	0.38%
eBay Inc	11,421		410	0.38%
Visa Inc	(2,538)		(409)	(0.37)%
Acadia Healthcare Co Inc	(12,532)		(404)	(0.37)%
Synchrony Financial	11,937		401	0.37%
Cisco Systems Inc	7,651		398	0.36%
Albemarle Corp	(6,200)		(392)	(0.36)%
Microsoft Corp	3,172		392	0.36%
Spirit AeroSystems Holdings Inc	4,818		390	0.36%
Colgate-Palmolive Co	5,550		386	0.35%
Comcast Corp - Class A	9,412		386	0.35%
ViaSat Inc	(4,417)		(384)	(0.35)%
Charles River Laboratories International Inc	3,047		382	0.35%
Williams Cos Inc/The	(14,442)		(381)	(0.35)%
Aptiv PLC	(5,914)		(379)	(0.35)%
ConocoPhillips	6,385		376	0.35%
Tyson Foods Inc	4,929		374	0.34%
Agilent Technologies Inc	5,545		372	0.34%
Gilead Sciences Inc	5,909		368	0.34%
Johnson & Johnson	2,794		366	0.34%
Martin Marietta Materials Inc	(1,730)		(364)	(0.33)%

(b)

Top Underlying Securities MAQMSSEK

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Tele2 AB	(19,216	) $	(266)	(9.27)%
Svenska Handelsbanken AB	(25,970)		(256)	(8.94)%
Swedish Orphan Biovitrum AB	12,385		221	7.71%
Swedish Match AB	4,568		207	7.22%

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	May 31, 2019 (unaudited)

Description (continued)	Shares	Notional Amount	% of Total Absolute Notional Amount
Telefonaktiebolaget LM Ericsson	18,404	177	6.19%
Husqvarna AB	(19,876)	(166)	(5.80)%
Millicom International Cellular SA	(2,588)	(145)	(5.07)%
Kindred Group PLC	15,231	119	4.15%
Nordea Bank Abp	(16,524)	(117)	(4.07)%
Boliden AB	4,918	112	3.92%
Essity AB	3,512	103	3.60%
Electrolux AB	4,365	95	3.31%
Axfood AB	4,904	94	3.29%
Assa Abloy AB	(3,991)	(78)	(2.72)%
Telia Co AB	18,338	77	2.68%
BillerudKorsnas AB	(6,386)	(77)	(2.68)%
Saab AB	(2,457)	(70)	(2.44)%
Svenska Cellulosa AB SCA	(9,018)	(69)	(2.41)%
Volvo AB - B Shares	4,388	61	2.14%
Hennes & Mauritz AB	4,042	61	2.11%
Fingerprint Cards AB	36,481	60	2.10%
Securitas AB	2,466	41	1.43%
Skanska AB	1,792	29	1.03%
Modern Times Group MTG AB	2,426	28	0.98%
Hexpol AB	(3,390)	(25)	(0.86)%
AAK AB	1,271	22	0.77%
Epiroc AB - A Shares	(2,115)	(20)	(0.69)%
Holmen AB	960	19	0.65%
Sandvik AB	939	15	0.51%
Nibe Industrier AB	(1,059)	(13)	(0.47)%
Hexagon AB	(246)	(11)	(0.40)%
Elekta AB	(821)	(11)	(0.37)%
Getinge AB	(2)	—	0.00%

(c)

Top Underlying Securities 3BMSGBP

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Standard Chartered PLC	152,769	$1,327	16.46%
Rio Tinto PLC	20,531	1,178	14.61%
BHP Group PLC	51,932	1,172	14.54%
Smith & Nephew PLC	53,140	1,118	13.87%
Meggitt PLC	143,402	889	11.04%
HSBC Holdings PLC	101,448	827	10.27%
Anglo American PLC	27,778	665	8.25%
Prudential PLC	31,287	624	7.74%
CRH PLC	8,326	260	3.22%

(d)

Top Underlying Securities 3BMSEUR

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Vinci SA	22,354	$2,209	10.46%
Airbus SE	16,479	2,115	10.01%
LVMH Moet Hennessy Louis Vuitton SE	5,580	2,111	10.00%
AXA SA	78,492	1,936	9.17%
Vivendi SA	71,310	1,922	9.10%
See accompanying notes.	150

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	May 31, 2019 (unaudited)

Description (continued)	Shares	Notional Amount	% of Total Absolute Notional Amount
Cie Generale des Etablissements Michelin SCA	15,104	1,737	8.23%
Danone SA	16,414	1,309	6.20%
Sanofi	11,895	960	4.55%
Schneider Electric SE	12,041	952	4.51%
BNP Paribas SA	16,908	772	3.66%
Amundi SA	11,628	755	3.57%
AIB Group PLC	175,087	720	3.41%
L'Oreal SA	2,488	668	3.16%
Air Liquide SA	4,977	620	2.94%
Accor SA	16,412	606	2.87%
Bureau Veritas SA	23,789	561	2.66%
Safran SA	3,452	454	2.15%
Eiffage SA	4,683	448	2.12%
CRH PLC	8,326	260	1.23%

(e)

Top Underlying Securities MAQMSCAD

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Air Canada	16,829	$497	7.67%
TC Energy Corp	(8,664)	(422)	(6.52)%
Enbridge Inc	(8,535)	(314)	(4.85)%
Wheaton Precious Metals Corp	(13,101)	(290)	(4.47)%
Magna International Inc	4,883	209	3.23%
AltaGas Ltd	(13,784)	(199)	(3.07)%
Cenovus Energy Inc	(23,416)	(192)	(2.96)%
Methanex Corp	4,379	182	2.81%
West Fraser Timber Co Ltd	4,675	182	2.81%
First Quantum Minerals Ltd	(24,787)	(180)	(2.78)%
Keyera Corp	(7,334)	(177)	(2.73)%
Agnico Eagle Mines Ltd	(4,015)	(175)	(2.70)%
Canadian Tire Corp Ltd	1,684	168	2.60%
Alimentation Couche-Tard Inc	2,688	165	2.55%
Pembina Pipeline Corp	(3,643)	(130)	(2.00)%
Empire Co Ltd	5,616	129	2.00%
BRP Inc	4,243	127	1.96%
Cameco Corp	(11,297)	(114)	(1.76)%
CGI Inc	1,516	111	1.71%
Canadian Imperial Bank of Commerce	1,425	108	1.67%
Canadian Pacific Railway Ltd	446	98	1.51%
Gildan Activewear Inc	2,584	93	1.44%
PrairieSky Royalty Ltd	(6,782)	(90)	(1.38)%
National Bank of Canada	1,935	87	1.34%
Quebecor Inc	3,680	87	1.34%
Linamar Corp	2,469	79	1.21%
Shopify Inc	(283)	(78)	(1.20)%
Canadian National Railway Co	832	74	1.14%
Atco Ltd/Canada	2,033	70	1.08%
Genworth MI Canada Inc	2,282	69	1.07%
Element Fleet Management Corp	(9,475)	(69)	(1.06)%
Franco-Nevada Corp	(863)	(67)	(1.03)%
Ritchie Bros Auctioneers Inc	(1,901)	(63)	(0.98)%
Bombardier Inc	(42,043)	(63)	(0.97)%
Vermilion Energy Inc	(3,004)	(63)	(0.97)%

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	May 31, 2019 (unaudited)

Description (continued)	Shares		Notional Amount	% of Total Absolute Notional Amount
Constellation Software Inc/Canada	72		62	0.96%
Brookfield Asset Management Inc	(1,344)		(62)	(0.95)%
Encana Corp	(11,523)		(61)	(0.94)%
Loblaw Cos Ltd	1,184		61	0.94%
Inter Pipeline Ltd	(3,950)		(60)	(0.93)%
SNC-Lavalin Group Inc	(3,339)		(60)	(0.92)%
Stars Group Inc/The	(3,477)		(58)	(0.89)%
Barrick Gold Corp	(4,184)		(52)	(0.80)%
Lundin Mining Corp	(11,101)		(50)	(0.77)%
Maple Leaf Foods Inc	2,203		50	0.76%
Husky Energy Inc	4,741		45	0.69%
Teck Resources Ltd	2,149		44	0.67%
Manulife Financial Corp	2,466		41	0.64%
Restaurant Brands International Inc	(617)		(41)	(0.63)%
Finning International Inc	2,527		41	0.63%

(f)

Top Underlying Securities MAQMSAUD

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
CSL Ltd	(2,103	) $	(300)	(11.42)%
SEEK Ltd	(18,292)		(265)	(10.10)%
Ramsay Health Care Ltd	(3,402)		(165)	(6.28)%
James Hardie Industries PLC	(12,833)		(163)	(6.22)%
CIMIC Group Ltd	5,077		159	6.06%
Telstra Corp Ltd	61,565		156	5.94%
Aurizon Holdings Ltd	39,617		142	5.42%
Woodside Petroleum Ltd	4,894		120	4.58%
BlueScope Steel Ltd	14,989		110	4.17%
Newcrest Mining Ltd	5,641		106	4.05%
South32 Ltd	41,305		95	3.62%
Challenger Ltd	(16,697)		(93)	(3.56)%
Qantas Airways Ltd	23,972		92	3.52%
Santos Ltd	18,783		88	3.35%
Iluka Resources Ltd	11,449		77	2.95%
AGL Energy Ltd	5,236		75	2.84%
Transurban Group	(5,902)		(57)	(2.17)%
Sydney Airport	(8,689)		(45)	(1.70)%
Alumina Ltd	(26,785)		(44)	(1.69)%
Bendigo & Adelaide Bank Ltd	5,357		42	1.59%
AMP Ltd	(26,954)		(41)	(1.54)%
Origin Energy Ltd	6,452		32	1.23%
Medibank Pvt Ltd	(12,910)		(30)	(1.13)%
WorleyParsons Ltd	(2,086)		(19)	(0.73)%
Flight Centre Travel Group Ltd	610		18	0.70%
Sonic Healthcare Ltd	(1,006)		(18)	(0.69)%
Caltex Australia Ltd	935		17	0.65%
Domino's Pizza Enterprises Ltd	(574)		(16)	(0.59)%
Tabcorp Holdings Ltd	(4,417)		(14)	(0.53)%
Treasury Wine Estates Ltd	(1,305)		(14)	(0.52)%
Magellan Financial Group Ltd	(391)		(12)	(0.45)%

(g)

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	May 31, 2019 (unaudited)

Top Underlying Securities MAQMSCHF

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Roche Holding AG	2,353		$618	12.61%
Temenos AG	2,097		365	7.45%
Vifor Pharma AG	(2,610)		(361)	(7.36)%
Novartis AG	4,047		348	7.10%
Nestle SA	3,318		330	6.73%
Lonza Group AG	(1,056)		(325)	(6.64)%
Adecco Group AG	5,764		311	6.34%
Sonova Holding AG	1,103		246	5.01%
Cie Financiere Richemont SA	(3,198)		(236)	(4.80)%
Zurich Insurance Group AG	585		190	3.87%
Julius Baer Group Ltd	(4,360)		(173)	(3.52)%
Swisscom AG	(323)		(155)	(3.16)%
Sika AG	(999)		(149)	(3.03)%
ams AG	(4,310)		(143)	(2.92)%
Swiss Life Holding AG	292		133	2.71%
Credit Suisse Group AG	(10,726)		(122)	(2.49)%
Givaudan SA	(40)		(106)	(2.16)%
Straumann Holding AG	(124)		(102)	(2.08)%
Idorsia Ltd	(4,011)		(89)	(1.82)%
Sunrise Communications Group AG	(721)		(50)	(1.02)%
Schindler Holding AG - PC	(214)		(45)	(0.92)%
Swatch Group AG/The - BR	(158)		(40)	(0.81)%
EMS-Chemie Holding AG	(63)		(38)	(0.77)%
UBS Group AG	2,869		33	0.68%
Kuehne + Nagel International AG	(195)		(26)	(0.53)%
Baloise Holding AG	139		23	0.47%
DKSH Holding AG	377		23	0.47%
OC Oerlikon Corp AG	(2,105)		(23)	(0.47)%
Helvetia Holding AG	185		23	0.47%
dormakaba Holding AG	(29)		(20)	(0.41)%
Flughafen Zurich AG	115		19	0.39%
ABB Ltd	(859)		(16)	(0.32)%
Sulzer AG	(129)		(12)	(0.25)%
Dufry AG	(130)		(11)	(0.22)%

(h)

Top Underlying Securities MAQMSGBP

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
NMC Health PLC	(14,896	) $	(424)	(3.75)%
Burberry Group PLC	18,360		393	3.47%
Centrica PLC	321,806		380	3.36%
Melrose Industries PLC	(169,095)		(350)	(3.09)%
BT Group PLC	137,976		338	2.98%
Hargreaves Lansdown PLC	(11,393)		(326)	(2.88)%
HSBC Holdings PLC	(36,104)		(294)	(2.60)%
ASOS PLC	(6,548)		(285)	(2.51)%
John Wood Group PLC	(51,786)		(256)	(2.26)%
Vodafone Group PLC	154,249		252	2.23%
National Grid PLC	24,720		248	2.18%
St James's Place PLC	(18,656)		(247)	(2.18)%
Evraz PLC	33,145		246	2.17%

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	May 31, 2019 (unaudited)

Description (continued)	Shares		Notional Amount	% of Total Absolute Notional Amount
Barclays PLC	127,707		241	2.13%
Whitbread PLC	(4,070)		(238)	(2.10)%
Micro Focus International PLC	(9,827)		(238)	(2.10)%
Weir Group PLC/The	(12,551)		(233)	(2.06)%
GVC Holdings PLC	(29,473)		(223)	(1.97)%
TUI AG	(18,467)		(170)	(1.51)%
Ocado Group PLC	(11,201)		(169)	(1.49)%
Persimmon PLC	6,498		162	1.43%
BHP Group PLC	6,937		157	1.38%
Merlin Entertainments PLC	(31,376)		(150)	(1.33)%
WH Smith PLC	6,000		149	1.31%
Man Group PLC/Jersey	77,145		143	1.26%
Reckitt Benckiser Group PLC	1,759		141	1.25%
Prudential PLC	(6,885)		(137)	(1.21)%
Hays PLC	69,965		131	1.16%
Rio Tinto PLC	2,235		128	1.13%
J Sainsbury PLC	49,074		124	1.09%
Antofagasta PLC	(12,245)		(121)	(1.07)%
Investec PLC	20,058		117	1.03%
Moneysupermarket.com Group PLC	25,170		116	1.03%
Informa PLC	(11,836)		(116)	(1.03)%
SSE PLC	(8,468)		(115)	(1.02)%
Anglo American PLC	4,796		115	1.02%
Admiral Group PLC	(4,313)		(112)	(0.99)%
Berkeley Group Holdings PLC	2,534		112	0.99%
Drax Group PLC	29,835		111	0.98%
Inmarsat PLC	(15,358)		(106)	(0.94)%
Royal Dutch Shell PLC - A Shares	3,401		106	0.93%
Coca-Cola HBC AG	2,891		104	0.92%
Just Eat PLC	(13,160)		(100)	(0.89)%
Meggitt PLC	16,148		100	0.88%
Barratt Developments PLC	13,814		97	0.86%
William Hill PLC	57,052		97	0.86%
Inchcape PLC	12,985		96	0.85%
Close Brothers Group PLC	5,519		96	0.85%
Tate & Lyle PLC	9,386		86	0.76%
Mondi PLC	4,082		85	0.75%

(i)

Top Underlying Securities MAQMSEUR

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Valeo SA	(24,679	) $	(653)	(2.46)%
Koninklijke Ahold Delhaize NV	28,534		642	2.41%
Cellnex Telecom SA	(17,283)		(607)	(2.28)%
Allianz SE	2,701		600	2.26%
E.ON SE	56,592		591	2.22%
Endesa SA	23,332		582	2.19%
Engie SA	39,701		552	2.08%
Peugeot SA	24,165		539	2.03%
thyssenkrupp AG	(40,269)		(510)	(1.92)%
Anheuser-Busch InBev SA/NV	(5,991)		(486)	(1.83)%
Deutsche Bank AG	(71,189)		(484)	(1.82)%
Deutsche Lufthansa AG	25,377		483	1.82%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2019 (unaudited)

Description (continued)				Shares Notional Amount			% of Total Absolute Notional Amount
Repsol SA				28,919		467					1.76%
TOTAL SA				8,448		440					1.66%
Neste Oyj				12,825		434					1.63%
Iberdrola SA				46,130		428					1.61%
Covestro AG				9,637		422					1.59%
Daimler AG				(8,060)		(418)					(1.58)%
AXA SA				15,861		391					1.47%
Iliad SA				(3,074)		(355)					(1.34)%
SAP SE				2,829		349					1.31%
Red Electrica Corp SA				15,103		321					1.21%
Zalando SE				(8,060)		(320)					(1.20)%
Vivendi SA				(11,213)		(302)					(1.14)%
Grifols SA				(11,708)		(301)					(1.13)%
Adidas AG				1,050		301					1.13%
United Internet AG				(8,372)		(300)					(1.13)%
Rheinmetall AG				2,708		288					1.09%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen				1,194		288					1.08%
SES SA				17,642		266					1.00%
EssilorLuxottica SA				(2,305)		(266)					(1.00)%
QIAGEN NV				(6,841)		(261)					(0.98)%
ASML Holding NV				(1,358)		(257)					(0.96)%
UCB SA				3,288		252					0.94%
Signify NV				9,109		244					0.91%
Bankia SA				(94,848)		(240)					(0.90)%
Umicore SA				(8,030)		(240)					(0.90)%
UPM-Kymmene OYJ				9,493		238					0.90%
Ageas				4,832		236					0.89%
Delivery Hero SE				(5,442)		(234)					(0.88)%
Electricite de France SA				16,498		231					0.87%
Orpea				(1,997)		(227)					(0.86)%
ASR Nederland NV				5,950		226					0.85%
RWE AG				(8,852)		(221)					(0.83)%
Bayerische Motoren Werke AG				(3,188)		(221)					(0.83)%
GEA Group AG				(7,729)		(211)					(0.79)%
NN Group NV				5,444		207					0.78%
Getlink SE				(13,296)		(205)					(0.77)%
Sartorius AG				(1,070)		(203)					(0.77)%
Eutelsat Communications SA				11,528		203					0.76%

Total Return Swaps

											Value and
											Unrealized
								Upfront			Appreciation/
			Pay/Receive	Payment Expiration			Notional Payments/ (Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return Financing Rate		Frequency	Date	Amount	(Receipts) Asset ---- Liability
Merrill Lynch	MSCI Italy Net Return	1,600	Receive	1 Month Euro	Monthly	06/19/2019 EUR		160	$	— $	—	$(6)
	EUR Index			Interbank Offered
				Rate - 1.08%
Merrill Lynch	MSCI Japan Net	34	Receive	1 Month JPY	Monthly	06/19/2019 JPY		62		—	—	—
	Return JPY Index			LIBOR + 0.05%
Morgan Stanley & Co MSCI Singapore Net		22	Receive	1 Month Singapore	Monthly	06/19/2019	SGD	128		—	—	(3)
	Return SGD Index			Interbank Offered
				Rate + 0.10%
Total								$		— $	—	$(9)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2019 (unaudited)

Synthetic Futures

					Upfront		Unrealized
			Notional		Payments/		Appreciation/	Fair Value
Counterparty	Reference Entity	Expiration Date	Amount		(Receipts)		(Depreciation)	Asset----Liability
Morgan Stanley & Co	Swiss Market Index Future; June 2019	06/22/2019	$1,331	$		— $	41	$11	$—
Total			$			— $	41	$11	$—
Amounts in thousands.

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund May 31, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS - (36.11)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000’s)
Aerospace & Defense - (0.65)%			Beverages (continued)
Boeing Co/The	2,581	$882	Ito En Ltd	300	$14
Kawasaki Heavy Industries Ltd	2,600	58	Molson Coors Brewing Co	3,092	170
Northrop Grumman Corp	542	164	Monster Beverage Corp	7,131	441
TransDigm Group Inc	690	304	Suntory Beverage & Food Ltd	1,700	71
United Technologies Corp	1,652	209			$1,720
		$1,617	Biotechnology - (1.08)%
Agriculture - (0.13)%			Amgen Inc	3,093	516
Archer-Daniels-Midland Co	7,349	282	Genmab A/S	2,744	472
Japan Tobacco Inc	2,600	60	Illumina Inc	2,010	617
		$342	Incyte Corp	4,031	317
Airlines - (0.23)%			Vertex Pharmaceuticals Inc	4,481	745
Alaska Air Group Inc	1,820	106			$2,667
American Airlines Group Inc	5,828	159	Building Materials - (0.38)%
Singapore Airlines Ltd	1,700	11	Buzzi Unicem SpA	8,149	159
United Continental Holdings Inc	4,030	313	Daikin Industries Ltd	1,200	145
		$589	Martin Marietta Materials Inc	821	173
Apparel - (0.39)%			TOTO Ltd	6,700	248
Asics Corp	19,100	209	Vulcan Materials Co	1,732	216
NIKE Inc	10,098	779			$941
		$988	Chemicals - (2.20)%
Automobile Manufacturers - (0.94)%			Air Products & Chemicals Inc	4,038	822
Ferrari NV	4,786	680	Albemarle Corp	1,957	124
Ford Motor Co	58,789	560	Celanese Corp	1,664	158
Honda Motor Co Ltd	1,500	37	FMC Corp	1,710	126
Mitsubishi Motors Corp	2,300	11	Hitachi Chemical Co Ltd	5,900	157
Nissan Motor Co Ltd	41,900	284	International Flavors & Fragrances Inc	1,580	214
Subaru Corp	600	14	JSR Corp	800	11
Suzuki Motor Corp	7,100	336	Kansai Paint Co Ltd	15,300	288
Toyota Motor Corp	6,800	399	Kuraray Co Ltd	7,000	80
		$2,321	Linde PLC	6,854	1,237
Automobile Parts & Equipment - (0.73)%			LyondellBasell Industries NV	5,451	405
Brembo SpA	15,980	172	Mosaic Co/The	5,061	109
Bridgestone Corp	6,400	238	Nippon Paint Holdings Co Ltd	8,900	350
Denso Corp	4,800	185	Nissan Chemical Corp	1,600	68
Koito Manufacturing Co Ltd	3,400	157	Novozymes A/S	3,617	169
NGK Spark Plug Co Ltd	7,300	127	PPG Industries Inc	3,097	324
Nifco Inc/Japan	2,500	62	Sherwin-Williams Co/The	1,211	508
Pirelli & C SpA	46,563	265	Shin-Etsu Chemical Co Ltd	200	17
Sumitomo Electric Industries Ltd	4,900	59	Taiyo Nippon Sanso Corp	3,300	61
Sumitomo Rubber Industries Ltd	1,900	21	Toray Industries Inc	36,400	249
Toyoda Gosei Co Ltd	900	16			$5,477
Toyota Industries Corp	6,200	317	Commercial Services - (0.53)%
Yokohama Rubber Co Ltd/The	10,100	168	Atlantia SpA	504	13
		$1,787	Equifax Inc	1,871	226
Banks - (1.01)%			Gartner Inc	1,318	199
Aozora Bank Ltd	2,600	63	IHS Markit Ltd	6,114	351
Banco BPM SpA	61,514	114	ISS A/S	1,793	51
Bank of Kyoto Ltd/The	2,600	101	Nielsen Holdings PLC	4,663	106
Bank of New York Mellon Corp/The	12,563	536	Park24 Co Ltd	3,700	69
Chiba Bank Ltd/The	21,700	103	Quanta Services Inc	1,903	66
FinecoBank Banca Fineco SpA	4,708	49	Recruit Holdings Co Ltd	600	19
Fukuoka Financial Group Inc	2,900	49	Rollins Inc	5,077	191
Intesa Sanpaolo SpA	102,996	210			$1,291
Japan Post Bank Co Ltd	15,900	163	Computers - (0.15)%
Mediobanca Banca di Credito Finanziario SpA	1,734	16	Dell Technologies Inc	479	29
Mizuho Financial Group Inc	134,000	189	Fortinet Inc	2,389	173
Morgan Stanley	9,828	400	TDK Corp	300	20
Seven Bank Ltd	38,300	98	Western Digital Corp	3,837	143
Shizuoka Bank Ltd/The	9,600	76			$365
Suruga Bank Ltd	7,000	28	Cosmetics & Personal Care - (0.15)%
Unione di Banche Italiane SpA	108,835	277	Coty Inc	13,878	171
		$2,472	Kao Corp	700	54
Beverages - (0.70)%			Pigeon Corp	1,700	64
Asahi Group Holdings Ltd	300	13	Shiseido Co Ltd	1,100	79
Brown-Forman Corp - B Shares	7,451	372			$368
Coca-Cola Bottlers Japan Holdings Inc	1,500	34	Distribution & Wholesale - (0.10)%
Constellation Brands Inc	2,550	450	Copart Inc	3,629	259
Davide Campari-Milano SpA	15,881	155

See accompanying notes.

		Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Diversified Financial Services - (0.73)%			Food - (0.70)%
Acom Co Ltd	24,600	$82	Aeon Co Ltd	14,300	$246
AEON Financial Service Co Ltd	6,800	108	Calbee Inc	5,900	167
Ameriprise Financial Inc	1,902	263	Chr Hansen Holding A/S	2,746	286
Cboe Global Markets Inc	1,731	188	Conagra Brands Inc	7,277	195
CME Group Inc	3,855	741	Hormel Foods Corp	2,954	117
Daiwa Securities Group Inc	32,600	142	Kikkoman Corp	5,600	232
Nomura Holdings Inc	86,900	272	Kroger Co/The	11,087	253
Orient Corp	3,600	4	Lamb Weston Holdings Inc	2,065	122
		$1,800	MEIJI Holdings Co Ltd	200	14
Electric - (4.12)%			NH Foods Ltd	300	12
Alliant Energy Corp	4,041	192	Nisshin Seifun Group Inc	1,000	23
Ameren Corp	3,283	241	Nissin Foods Holdings Co Ltd	200	12
American Electric Power Co Inc	6,853	590	Wilmar International Ltd	20,400	49
CenterPoint Energy Inc	6,649	189			$1,728
Chugoku Electric Power Co Inc/The	19,300	242	Gas - (0.15)%
CMS Energy Corp	3,937	221	Atmos Energy Corp	1,645	167
Consolidated Edison Inc	4,823	416	NiSource Inc	6,429	179
Dominion Energy Inc	10,527	791	Toho Gas Co Ltd	700	27
DTE Energy Co	1,489	187			$373
Duke Energy Corp	9,645	826	Hand & Machine Tools - (0.15)%
Edison International	4,594	273	Disco Corp	1,100	152
Entergy Corp	3,200	311	Makita Corp	3,900	136
Evergy Inc	3,181	185	Stanley Black & Decker Inc	686	87
Eversource Energy	4,177	308			$375
Exelon Corp	12,739	612	Healthcare - Products - (2.77)%
FirstEnergy Corp	6,972	288	ABIOMED Inc	814	213
Hokuriku Electric Power Co	20,100	145	Align Technology Inc	1,132	322
Kyushu Electric Power Co Inc	13,800	136	Asahi Intecc Co Ltd	6,700	342
NextEra Energy Inc	6,284	1,246	Baxter International Inc	6,627	487
Pinnacle West Capital Corp	1,473	138	Becton Dickinson and Co	3,540	826
PPL Corp	9,557	284	Boston Scientific Corp	21,461	824
Public Service Enterprise Group Inc	6,686	393	Cooper Cos Inc/The	694	207
Sempra Energy	3,353	441	DENTSPLY SIRONA Inc	3,289	177
Shikoku Electric Power Co Inc	1,300	12	Edwards Lifesciences Corp	3,850	657
Southern Co/The	13,878	742	Hologic Inc	4,951	218
WEC Energy Group Inc	4,430	357	IDEXX Laboratories Inc	1,590	397
Xcel Energy Inc	7,083	406	Intuitive Surgical Inc	1,514	704
		$ 10,172	ResMed Inc	2,112	241
Electrical Components & Equipment - (0.13)%			Teleflex Inc	679	196
Casio Computer Co Ltd	9,900	110	Terumo Corp	18,200	514
Emerson Electric Co	990	60	Varian Medical Systems Inc	1,350	170
Prysmian SpA	11,018	183	Zimmer Biomet Holdings Inc	3,145	358
		$353			$6,853
Electronics - (0.63)%			Healthcare - Services - (0.60)%
Agilent Technologies Inc	4,727	317	DaVita Inc	2,183	95
FLIR Systems Inc	1,760	85	HCA Healthcare Inc	4,457	539
Hirose Electric Co Ltd	1,500	163	IQVIA Holdings Inc	3,643	495
Hoya Corp	900	62	PeptiDream Inc	3,400	168
Mettler-Toledo International Inc	129	93	WellCare Health Plans Inc	653	180
Murata Manufacturing Co Ltd	3,300	141			$1,477
Nidec Corp	3,400	422	Holding Companies - Diversified - (0.01)%
NOK Corp	2,000	26	Keppel Corp Ltd	4,100	18
Omron Corp	1,000	47	Home Builders - (0.17)%
PerkinElmer Inc	1,451	125	DR Horton Inc	5,835	250
Venture Corp Ltd	4,000	44	PulteGroup Inc	4,375	136
		$1,525	Sekisui House Ltd	2,900	46
Engineering & Construction - (0.21)%					$432
Jacobs Engineering Group Inc	2,020	152	Home Furnishings - (0.04)%
Japan Airport Terminal Co Ltd	5,600	211	Leggett & Platt Inc	1,721	61
JGC Corp	12,100	160	Panasonic Corp	1,300	10
SATS Ltd	3,300	12	Sharp Corp/Japan	4,000	36
		$535	Whirlpool Corp	266	31
Entertainment - (0.08)%					$138
Oriental Land Co Ltd/Japan	1,200	146	Insurance - (0.45)%
Toho Co Ltd/Tokyo	1,000	43	Everest Re Group Ltd	587	145
		$189	MetLife Inc	7,317	338
Environmental Control - (0.03)%			MS&AD Insurance Group Holdings Inc	300	9
Pentair PLC	2,276	79	Sony Financial Holdings Inc	12,600	278
			T&D Holdings Inc	4,900	51

See accompanying notes.

		Schedule of Investments
Multi-Manager Equity Long/Short Fund
May 31, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Insurance (continued)			Miscellaneous Manufacturers - (0.31)%
Tokio Marine Holdings Inc	2,300	$114	General Electric Co	82,596	$780
Tryg A/S	2,077	65	Office & Business Equipment - (0.33)%
Unum Group	2,785	88	Canon Inc	13,700	386
		$1,088	Ricoh Co Ltd	42,100	407
Internet - (1.00)%			Seiko Epson Corp	2,000	29
CyberAgent Inc	4,800	184			$822
Expedia Group Inc	2,593	298	Oil & Gas - (1.35)%
Kakaku.com Inc	2,100	42	Anadarko Petroleum Corp	6,432	453
LINE Corp	1,500	44	Apache Corp	5,308	138
M3 Inc	21,200	399	Cimarex Energy Co	1,803	103
Mercari Inc	500	15	Concho Resources Inc	3,105	304
MonotaRO Co Ltd	3,900	82	Diamondback Energy Inc	2,348	230
Netflix Inc	1,744	599	Drilling Co of 1972 A/S/The	498	32
Symantec Corp	11,474	215	EOG Resources Inc	7,613	623
TripAdvisor Inc	2,549	108	Helmerich & Payne Inc	1,311	64
Twitter Inc	10,036	366	Marathon Petroleum Corp	9,779	450
Yahoo Japan Corp	10,900	31	Noble Energy Inc	8,623	185
ZOZO Inc	6,300	108	Occidental Petroleum Corp	9,673	481
		$2,491	Pioneer Natural Resources Co	2,258	321
Iron & Steel - (0.04)%					$3,384
Hitachi Metals Ltd	11,100	110	Oil & Gas Services - (0.09)%
Leisure Products & Services - (0.79)%			National Oilwell Varco Inc	5,063	106
Carnival Corp	9,316	477	TechnipFMC PLC	6,159	128
Harley-Davidson Inc	2,304	75			$234
Norwegian Cruise Line Holdings Ltd	2,798	153	Packaging & Containers - (0.05)%
Royal Caribbean Cruises Ltd	3,871	471	Westrock Co	3,673	120
Shimano Inc	2,700	412	Pharmaceuticals - (1.17)%
Yamaha Corp	4,300	192	Allergan PLC	4,308	525
Yamaha Motor Co Ltd	9,700	165	Chugai Pharmaceutical Co Ltd	3,700	246
		$1,945	Cigna Corp	5,286	782
Lodging - (0.34)%			Daiichi Sankyo Co Ltd	7,100	342
City Developments Ltd	2,700	16	Kyowa Hakko Kirin Co Ltd	4,500	85
Marriott International Inc/MD	2,815	351	Mylan NV	6,764	114
MGM Resorts International	9,921	246	Nektar Therapeutics	2,447	77
Wynn Resorts Ltd	1,965	211	Otsuka Holdings Co Ltd	3,500	117
		$824	Takeda Pharmaceutical Co Ltd	8,200	279
Machinery - Construction & Mining - (0.08)%			Zoetis Inc	3,105	314
Hitachi Construction Machinery Co Ltd	3,300	76			$2,881
Komatsu Ltd	5,800	127	Pipelines - (0.38)%
		$203	ONEOK Inc	7,181	457
Machinery - Diversified - (1.12)%			Williams Cos Inc/The	18,768	495
Daifuku Co Ltd	6,100	303			$952
Deere & Co	4,138	580	Real Estate - (0.01)%
FANUC Corp	1,600	270	CapitaLand Ltd	5,600	13
FLSmidth & Co A/S	261	10	REITs - (1.73)%
Keyence Corp	600	337	American Tower Corp	3,797	793
Kubota Corp	3,900	59	Crown Castle International Corp	6,264	814
Nabtesco Corp	4,900	122	Digital Realty Trust Inc	1,700	200
Rockwell Automation Inc	1,735	258	Equinix Inc	1,507	732
SMC Corp/Japan	400	130	Essex Property Trust Inc	114	33
Wabtec Corp	2,136	133	HCP Inc	4,663	148
Xylem Inc/NY	2,360	175	Host Hotels & Resorts Inc	2,595	47
Yaskawa Electric Corp	15,900	455	Iron Mountain Inc	5,298	162
		$2,832	Kimco Realty Corp	5,537	96
Media - (0.24)%			Macerich Co/The	2,239	81
Charter Communications Inc	810	305	Regency Centers Corp	49	3
Comcast Corp - Class A	6,522	267	SBA Communications Corp	2,091	453
Singapore Press Holdings Ltd	9,500	16	Simon Property Group Inc	3,064	497
		$588	Weyerhaeuser Co	9,771	223
Metal Fabrication & Hardware - (0.26)%					$4,282
MISUMI Group Inc	13,100	307	Retail - (2.19)%
Tenaris SA	29,116	341	Advance Auto Parts Inc	932	144
		$648	CarMax Inc	2,664	209
Mining - (0.31)%			Chipotle Mexican Grill Inc	360	238
Freeport-McMoRan Inc	20,753	202	Cosmos Pharmaceutical Corp	500	79
Mitsubishi Materials Corp	2,900	75	Costco Wholesale Corp	254	61
Newmont Goldcorp Corp	6,939	230	FamilyMart UNY Holdings Co Ltd	19,500	468
Sumitomo Metal Mining Co Ltd	10,600	277	Fast Retailing Co Ltd	600	345
		$784	Genuine Parts Co	1,916	190

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund May 31, 2019 (unaudited)

Short Sales Outstanding
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Retail (continued)			Transportation (continued)
Isetan Mitsukoshi Holdings Ltd	20,000	$165	Yamato Holdings Co Ltd	4,400	$89
J Front Retailing Co Ltd	4,700	49			$2,960
Lawson Inc	1,200	56	Water - (0.11)%
Lowe's Cos Inc	6,276	585	American Water Works Co Inc	2,422	274
Marui Group Co Ltd	17,600	366	TOTAL COMMON STOCKS (proceeds $89,746)		$ 89,452
McDonald's Holdings Co Japan Ltd	200	9	INVESTMENT COMPANIES - (5.90)%	Shares	Value (000's)
Nitori Holdings Co Ltd	2,200	261	Exchange-Traded Funds - (5.90)%
Pan Pacific International Holdings Corp	5,900	364	Consumer Discretionary Select Sector SPDR	5,269	584
Target Corp	7,319	589	Fund
Tractor Supply Co	1,568	158	Financial Select Sector SPDR Fund	67,896	1,766
Tsuruha Holdings Inc	1,100	88	Industrial Select Sector SPDR Fund	16,167	1,165
USS Co Ltd	700	13	iShares Russell 1000 ETF	15,259	2,337
Walmart Inc	8,605	873	iShares U.S. Real Estate ETF	2,724	237
Welcia Holdings Co Ltd	2,400	84	SPDR S&P 500 ETF Trust	14,989	4,126
		$5,394	SPDR S&P Regional Banking ETF	18,703	939
Semiconductors - (1.06)%			Technology Select Sector SPDR Fund	47,890	3,443
Advanced Micro Devices Inc	20,065	550			$ 14,597
Broadcom Inc	935	235	TOTAL INVESTMENT COMPANIES (proceeds $14,119)		$ 14,597
Hamamatsu Photonics KK	2,200	78	TOTAL SHORT SALES (proceeds $103,865)		$ 104,049
IPG Photonics Corp	779	98
KLA-Tencor Corp	2,103	217
Maxim Integrated Products Inc	4,093	215
NVIDIA Corp	8,708	1,180
SUMCO Corp	1,000	11
Tokyo Electron Ltd	400	54
		$2,638
Software - (1.31)%
Adobe Inc	2,127	576
Akamai Technologies Inc	2,482	187
ANSYS Inc	1,068	192
Autodesk Inc	2,670	430
Cerner Corp	5,499	385
Electronic Arts Inc	3,949	368
Fidelity National Information Services Inc	1,248	150
Fiserv Inc	2,082	179
Jack Henry & Associates Inc	1,014	133
Konami Holdings Corp	400	19
Nexon Co Ltd	3,500	52
salesforce.com Inc	2,243	340
Take-Two Interactive Software Inc	2,072	224
		$3,235
Telecommunications - (0.23)%
Corning Inc	10,239	295
Singapore Telecommunications Ltd	63,400	148
Softbank Corp	2,300	30
Telecom Italia SpA/Milano	208,064	102
		$575
Textiles - (0.06)%
Mohawk Industries Inc	1,061	144
Transportation - (1.21)%
AP Moller - Maersk A/S - B	384	410
Dfds A/S	1,302	50
DSV A/S	649	58
JB Hunt Transport Services Inc	1,935	165
Keihan Holdings Co Ltd	3,500	151
Keikyu Corp	10,100	170
Keio Corp	4,700	313
Keisei Electric Railway Co Ltd	1,000	37
Kintetsu Group Holdings Co Ltd	6,300	301
Mitsubishi Logistics Corp	2,400	64
Nagoya Railroad Co Ltd	6,300	173
Nankai Electric Railway Co Ltd	2,300	60
Nippon Yusen KK	3,600	54
Odakyu Electric Railway Co Ltd	11,300	278
Seibu Holdings Inc	4,500	75
Tobu Railway Co Ltd	700	20
Tokyu Corp	2,300	41
United Parcel Service Inc	4,853	451

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2019 (unaudited)

INVESTMENT COMPANIES - 0.10%	Shares Held Value (000's)			Principal
Exchange-Traded Funds - 0.10%			MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
SPDR Nuveen S&P High Yield Municipal Bond	1,040	$61	Florida (continued)
ETF			Greater Orlando Aviation Authority
VanEck Vectors High-Yield Municipal Index ETF	500	32	5.00%, 10/01/2047(d)	$2,999	$3,490
VanEck Vectors Short High-Yield Municipal	1,000	25	Martin County Health Facilities Authority
Index ETF			4.00%, 01/01/2046	1,000	1,091
		$118	Northern Palm Beach County Improvement
TOTAL INVESTMENT COMPANIES		$118	District
	Principal		5.00%, 08/01/2046	500	528
MUNICIPAL BONDS - 102.75%	Amount (000's) Value (000's)		Ocean Highway & Port Authority
Alabama - 4.16%			5.50%, 12/01/2049(a)	1,500	1,492
Lower Alabama Gas District/The			Orange County Housing Finance Authority
5.00%, 09/01/2034	$1,500	$1,886	7.00%, 10/01/2025	370	371
Tuscaloosa County Industrial Development					$8,984
Authority			Georgia - 1.73%
4.50%, 05/01/2032(a)	1,000	1,077	Atlanta Development Authority
5.25%, 05/01/2044(a)	2,000	2,197	7.00%, 01/01/2040	2,000	2,142
		$5,160	Illinois - 14.39%
Arizona - 5.96%			City of Chicago IL
Arizona Industrial Development Authority			5.50%, 01/01/2042	300	327
5.00%, 01/01/2049(a)	1,000	1,029	5.50%, 01/01/2049	1,000	1,134
7.25%, 01/01/2054(a)	1,000	1,026	6.00%, 01/01/2038	1,900	2,205
Navajo Nation			7.46%, 02/15/2026	1,807	1,345
5.50%, 12/01/2030(a)	2,500	2,817	City of Chicago IL Wastewater Transmission
Salt Verde Financial Corp			Revenue
5.00%, 12/01/2032	2,000	2,523	5.00%, 01/01/2031	760	854
		$7,395	5.00%, 01/01/2039	1,200	1,315
Arkansas - 3.32%			Illinois Finance Authority
Arkansas Development Finance Authority			2.20%, 08/15/2042(c)	1,650	1,650
4.50%, 09/01/2049(a)	4,000	4,119	4.38%, 12/01/2042	300	257
California - 5.06%			Illinois State Toll Highway Authority
Abag Finance Authority for Nonprofit Corps			5.00%, 01/01/2040(d)	5,000	5,770
5.00%, 08/01/2043	500	558	Metropolitan Pier & Exposition Authority
California Educational Facilities Authority			5.00%, 06/15/2057	500	543
5.00%, 05/01/2049	750	1,105	Metropolitan Pier & Exposition Authority (credit
California Statewide Communities Development			support from NATL)
Authority			5.50%, 06/15/2029(b)	1,000	1,170
5.25%, 12/01/2048(a)	1,000	1,146	State of Illinois
California Statewide Communities Development			5.50%, 07/01/2027	1,150	1,274
Authority (credit support from GNMA COLL)					$17,844
4.90%, 07/20/2039(b)	500	511	Indiana - 1.34%
California Statewide Financing Authority			Indiana Finance Authority
6.00%, 05/01/2043	1,000	1,006	2.35%, 12/01/2039(c)	300	300
La Verne Public Financing Authority			7.00%, 03/01/2039(a)	1,000	1,029
7.25%, 09/01/2026	545	546	Town of Shoals IN
Oakland Unified School District/Alameda County			7.25%, 11/01/2043	300	334
5.00%, 08/01/2035	1,225	1,403			$1,663
		$6,275	Louisiana - 1.76%
Colorado - 4.70%			Louisiana Local Government Environmental
Centerra Metropolitan District No 1			Facilities & Community Development Authority
5.00%, 12/01/2037(a)	1,000	1,053	5.50%, 11/01/2039(a)	1,000	1,067
Eagle County Airport Terminal Corp			5.65%, 11/01/2037(a)	1,000	1,111
5.00%, 05/01/2037	1,000	1,141	Louisiana Public Facilities Authority
Elbert County Independence Water & Sanitation			0.00%, 07/01/2039(e)	278	—
District					$2,178
7.25%, 12/01/2038	1,000	1,049	Maine - 0.89%
Prairie Farm Metropolitan District			Finance Authority of Maine
5.25%, 12/01/2048	1,000	1,028	5.25%, 01/01/2025(a)	1,000	1,101
Velocity Metropolitan District No 3			Maryland - 1.80%
5.50%, 12/01/2048	1,500	1,555	City of Westminster MD
		$5,826	6.25%, 07/01/2044	600	651
Connecticut - 2.01%			Maryland Economic Development Corp
Mohegan Tribal Finance Authority			5.00%, 06/01/2044	450	528
7.00%, 02/01/2045(a)	2,400	2,496	5.00%, 06/01/2049	555	646
Florida - 7.25%			5.38%, 06/01/2025	390	405
Florida Development Finance Corp					$2,230
6.25%, 01/01/2049(a),(c)	1,000	1,006	Michigan - 0.93%
6.50%, 01/01/2049(a),(c)	1,000	1,006	Michigan Finance Authority
			5.00%, 07/01/2035	1,000	1,148

See accompanying notes.

     Schedule of Investments Opportunistic Municipal Fund May 31, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Missouri - 2.21%			Oklahoma - 2.12%
City of St Louis MO Airport Revenue (credit			Oklahoma Development Finance Authority
support from NATL)			5.25%, 08/15/2043	$1,000	$1,165
5.50%, 07/01/2028(b)	$400	$521	Tulsa Airports Improvement Trust
Health & Educational Facilities Authority of the			5.00%, 06/01/2035(c)	300	333
State of Missouri			Tulsa County Industrial Authority
5.00%, 02/01/2042	1,000	1,100	5.25%, 11/15/2045	1,000	1,125
Kansas City Industrial Development Authority					$2,623
5.00%, 04/01/2046(a)	1,100	1,120	Oregon - 1.16%
		$2,741	Oregon State Business Development Commission
Montana - 1.21%			6.50%, 04/01/2031(a)	1,000	935
City of Kalispell MT			Warm Springs Reservation Confederated Tribe
5.25%, 05/15/2037	1,400	1,497	6.38%, 11/01/2033	500	507
Nevada - 2.14%					$1,442
Las Vegas Convention & Visitors Authority			Pennsylvania - 4.08%
5.00%, 07/01/2043(d)	1,394	1,645	Commonwealth Financing Authority
State of Nevada Department of Business &			5.00%, 06/01/2028	1,000	1,231
Industry			5.00%, 06/01/2035	1,000	1,194
5.13%, 12/15/2037(a)	1,000	1,011	Lancaster County Hospital Authority/PA
		$2,656	5.00%, 07/01/2045	1,000	1,067
New Jersey - 8.53%			Pennsylvania Economic Development Financing
Casino Reinvestment Development Authority			Authority
5.25%, 11/01/2039	250	271	5.50%, 11/01/2044	1,000	1,062
Essex County Improvement Authority			6.00%, 06/01/2031	500	500
5.25%, 07/01/2045(a)	1,300	1,311			$5,054
New Jersey Economic Development Authority			South Carolina - 0.44%
5.00%, 07/15/2028	500	577	South Carolina Jobs-Economic Development
5.00%, 06/15/2047	500	561	Authority
5.00%, 10/01/2047	1,000	1,104	5.25%, 11/15/2047	500	543
5.63%, 11/15/2030	1,500	1,721	South Dakota - 0.40%
5.75%, 09/15/2027	500	554	Oglala Sioux Tribe
New Jersey Economic Development			5.75%, 10/01/2025(a)	500	501
Authority (credit support from ST APPROP)			Tennessee - 3.00%
5.25%, 06/15/2040(b)	1,000	1,110	Chattanooga Health Educational & Housing
New Jersey Transportation Trust Fund Authority			Facility Board
5.25%, 06/15/2032	2,000	2,251	5.00%, 10/01/2028	1,050	1,205
South Jersey Port Corp			5.00%, 10/01/2035	500	552
5.00%, 01/01/2048	1,000	1,120	Metropolitan Government Nashville & Davidson
		$10,580	County Health & Educational Facs Bd
New York - 4.77%			5.00%, 07/01/2040	1,000	1,147
Brooklyn Arena Local Development Corp			Nashville Metropolitan Development & Housing
6.25%, 07/15/2040	480	495	Agency
Glen Cove Local Economic Assistance Corp			5.13%, 06/01/2036(a)	750	814
5.00%, 01/01/2056	1,000	1,067			$3,718
New York Counties Tobacco Trust VI			Texas - 4.49%
5.00%, 06/01/2041	400	431	Harris County Cultural Education Facilities
New York State Thruway Authority			Finance Corp
5.25%, 01/01/2056	1,000	1,156	6.00%, 10/01/2043	1,075	1,201
New York Transportation Development Corp			North Texas Tollway Authority
5.00%, 08/01/2021	1,500	1,589	5.00%, 01/01/2045	615	694
5.00%, 01/01/2034	1,000	1,176	5.00%, 01/01/2048	500	577
		$5,914	Port Beaumont Navigation District
North Carolina - 0.84%			7.25%, 02/01/2036(a),(c)	1,000	1,026
North Carolina Medical Care Commission			Tarrant County Cultural Education Facilities
5.25%, 10/01/2035	1,000	1,037	Finance Corp
Ohio - 5.98%			6.00%, 11/15/2027	1,000	1,144
Buckeye Tobacco Settlement Financing Authority			Texas Private Activity Bond Surface
6.00%, 06/01/2042	2,500	2,500	Transportation Corp
Buckeye Tobacco Settlement Financing			6.88%, 12/31/2039	550	566
Authority (credit support from BUCKEYE OHIO			7.00%, 12/31/2038	300	353
TOB SETTLEMENT)					$5,561
5.75%, 06/01/2034(b)	1,860	1,775	Utah - 1.13%
Cleveland-Cuyahoga County Port Authority			Utah Infrastructure Agency
5.50%, 12/01/2043	1,000	1,151	5.25%, 10/15/2033	1,250	1,403
Ohio Air Quality Development Authority			Vermont - 1.09%
0.00%, 12/01/2023(e)	1,000	925	Vermont Economic Development Authority
4.50%, 01/15/2048(a)	1,000	1,061	4.62%, 04/01/2036(a),(c)	1,300	1,352
		$7,412

See accompanying notes.

		Schedule of Investments
	Opportunistic Municipal Fund
		May 31, 2019 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Washington - 1.36%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	$500	$544
Washington Economic Development Finance
Authority
7.50%, 01/01/2032(a)	1,000	1,146
		$1,690
Wisconsin - 2.50%
Public Finance Authority
5.00%, 12/01/2025	1,200	1,374
5.25%, 04/01/2030	600	660
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023	100	100
6.00%, 07/01/2028	170	170
6.50%, 07/01/2033	300	301
7.00%, 07/01/2043	500	501
		$3,106
TOTAL MUNICIPAL BONDS		$127,391
Total Investments		$127,509
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.38)%
Notes with an interest rate of 1.50% - 1.62%	$(5,428)	(5,428)
at May 31, 2019 and contractual maturity of
collateral from 2024-2026.(f)
Total Net Investments		$122,081
Other Assets and Liabilities - 1.53%		1,901
TOTAL NET ASSETS - 100.00%		$123,982

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $35,049 or 28.27% of net assets.
(b)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(e)	Non-income producing security
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at May 31, 2019.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	86.90%
General Obligation Unlimited	5.11%
Insured	4.09%
General Obligation Limited	2.08%
Tax Allocation	1.51%
Prerefunded	1.14%
Certificate Participation	1.09%
Special Assessment	0.43%
Special Tax	0.40%
Investment Companies	0.10%
Liability For Floating Rate Notes Issued	(4.38)%
Other Assets and Liabilities	1.53%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2019 (unaudited)

COMMON STOCKS - 97.85%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Apparel - 0.47%			Forest Products & Paper - 1.15%
Shenzhou International Group Holdings Ltd	328,200	$3,883	Mondi PLC	458,154	$9,484
Automobile Manufacturers - 1.35%			Gas - 4.10%
Geely Automobile Holdings Ltd	3,199,230	5,242	China Resources Gas Group Ltd	2,968,300	14,233
Sinotruk Hong Kong Ltd	3,102,900	5,878	ENN Energy Holdings Ltd	1,746,000	15,695
		$11,120	GAIL India Ltd	746,100	3,874
Automobile Parts & Equipment - 0.61%					$33,802
Weichai Power Co Ltd	3,305,600	5,027	Insurance - 5.02%
Banks - 10.77%			Ping An Insurance Group Co of China Ltd	2,890,800	32,077
Banco do Brasil SA	1,883,100	24,787	Porto Seguro SA	346,500	4,641
Bank of Communications Co Ltd	7,257,000	5,687	Sul America SA	524,200	4,622
China Construction Bank Corp	5,462,628	4,324			$41,340
China Merchants Bank Co Ltd	4,124,200	19,966	Internet - 9.97%
Industrial & Commercial Bank of China Ltd	6,076,400	4,343	Alibaba Group Holding Ltd ADR(a)	235,800	35,195
OTP Bank Nyrt	132,200	5,513	Autohome Inc ADR(a)	122,300	10,506
Sberbank of Russia PJSC ADR	1,336,000	19,253	Tencent Holdings Ltd	874,105	36,448
Thanachart Capital PCL	2,913,600	4,889			$82,149
		$88,762	Iron & Steel - 2.68%
Building Materials - 4.26%			Kumba Iron Ore Ltd	223,900	6,799
Anhui Conch Cement Co Ltd	3,609,800	21,151	Severstal PJSC	235,000	3,703
China National Building Material Co Ltd	4,180,700	3,221	Vale SA	927,600	11,583
China Resources Cement Holdings Ltd	6,555,900	5,684			$22,085
Taiwan Cement Corp	3,677,100	4,994	Mining - 1.81%
		$35,050	MMC Norilsk Nickel PJSC ADR	716,146	14,939
Chemicals - 1.08%			Oil & Gas - 6.44%
Petronas Chemicals Group Bhd	2,292,500	4,554	CNOOC Ltd	8,608,300	13,986
UPL Ltd	303,200	4,357	Ecopetrol SA	3,061,200	2,506
		$8,911	LUKOIL PJSC ADR	183,800	14,768
Coal - 1.15%			Novatek PJSC	76,200	15,558
China Shenhua Energy Co Ltd	1,974,800	4,070	Tatneft PJSC ADR	92,000	6,243
Exxaro Resources Ltd	459,900	5,360			$53,061
		$9,430	Pharmaceuticals - 3.14%
Commercial Services - 3.65%			Glenmark Pharmaceuticals Ltd	436,300	3,421
China Conch Venture Holdings Ltd	1,583,600	5,143	Sino Biopharmaceutical Ltd	9,701,000	9,785
Estacio Participacoes SA	1,067,900	8,042	TCI Co Ltd	524,200	8,330
Localiza Rent a Car SA	1,738,630	16,881	YiChang HEC ChangJiang Pharmaceutical Co	883,600	4,361
		$30,066	Ltd (b)
Computers - 7.64%					$25,897
Infosys Ltd ADR	2,543,800	26,634	Real Estate - 2.94%
Lenovo Group Ltd	20,236,100	14,082	China Vanke Co Ltd	2,104,100	7,466
Tata Consultancy Services Ltd	573,400	18,088	Country Garden Services Holdings Co Ltd	2,245,700	4,602
WNS Holdings Ltd ADR(a)	74,000	4,095	Future Land Development Holdings Ltd (a)	3,863,800	4,211
		$62,899	Longfor Group Holdings Ltd	2,160,200	7,958
Distribution & Wholesale - 0.46%					$24,237
LG Corp	61,600	3,789	Retail - 3.29%
Diversified Financial Services - 3.72%			ANTA Sports Products Ltd	2,309,000	14,219
B3 SA - Brasil Bolsa Balcao	989,600	9,213	Lojas Renner SA	393,530	4,413
Chailease Holding Co Ltd	2,487,740	9,168	Wal-Mart de Mexico SAB de CV	3,020,000	8,498
E.Sun Financial Holding Co Ltd	6,168,300	5,345			$27,130
KIWOOM Securities Co Ltd	52,276	3,450	Semiconductors - 8.77%
Shinhan Financial Group Co Ltd	93,600	3,481	Chipbond Technology Corp	2,932,500	5,401
		$30,657	Novatek Microelectronics Corp	1,282,000	6,822
Electrical Components & Equipment - 1.25%			Realtek Semiconductor Corp	983,100	6,216
Delta Electronics Inc	2,283,800	10,289	Samsung Electronics Co Ltd	21,677	19,295
Electronics - 2.24%			Taiwan Semiconductor Manufacturing Co Ltd	899,917	34,512
Micro-Star International Co Ltd	3,660,400	9,549	ADR
Radiant Opto-Electronics Corp	1,485,900	4,675			$72,246
Zhen Ding Technology Holding Ltd	1,427,400	4,193	Software - 4.26%
		$18,417	HCL Technologies Ltd	1,149,900	18,054
Engineering & Construction - 1.14%			Momo Inc ADR	193,900	5,346
Grupo Aeroportuario del Centro Norte SAB de	725,900	4,389	Tech Mahindra Ltd	1,072,900	11,716
CV					$35,116
Tekfen Holding AS	1,168,500	4,994	Telecommunications - 3.03%
		$9,383	Accton Technology Corp	1,567,300	6,055
Food - 1.46%			China Mobile Ltd	1,760,300	15,376
Dino Polska SA (a),(b)	171,100	5,551	Megacable Holdings SAB de CV	854,000	3,524
JBS SA	1,166,900	6,468			$24,955
		$12,019	TOTAL COMMON STOCKS		$806,143

See accompanying notes.

     Schedule of Investments Origin Emerging Markets Fund May 31, 2019 (unaudited)

INVESTMENT COMPANIES - 8.31%	Shares Held Value (000's)
Money Market Funds - 8.31%
Principal Government Money Market Fund	68,501,126	$68,501
2.3%(c),(d)
TOTAL INVESTMENT COMPANIES		$68,501
PREFERRED STOCKS - 1.00%	Shares Held Value (000's)
Banks - 1.00%
Banco Bradesco SA 0.19%	873,200	$8,200
TOTAL PREFERRED STOCKS		$8,200
Total Investments		$882,844
Other Assets and Liabilities - (7.16)%		(58,969)
TOTAL NET ASSETS - 100.00%		$823,875

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,912 or 1.20% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
China	35.70%
Taiwan, Province Of China	14.03%
Brazil	12.01%
India	10.95%
Russian Federation	9.04%
United States	8.31%
Hong Kong	5.48%
Korea, Republic Of	3.64%
Mexico	1.99%
South Africa	1.47%
United Kingdom	1.15%
Poland	0.67%
Hungary	0.67%
Turkey	0.61%
Thailand	0.59%
Malaysia	0.55%
Colombia	0.30%
Other Assets and Liabilities	(7.16)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018	Purchases		Sales	May 31, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.3%	$17,494		$456,784	$405,777		$68,501
	$17,494		$456,784	$405,777		$68,501

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.3%	$280	$—		$—		$—
	$280	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2019 (unaudited)

INVESTMENT COMPANIES - 1.60%			Shares Held Value (000's)		PREFERRED STOCKS (continued)				Shares Held Value (000’s)
Money Market Funds - 1.60%					Electric - 2.94%
Principal Government Money Market Fund			86,838,883	$86,839	Alabama Power Co 5.00%, 10/01/2022 (c)				572,000	$14,552
2.3%(a),(b)					CMS Energy Corp		5.88%, 03/01/2079		248,000	6,431
TOTAL INVESTMENT COMPANIES				$86,839	Dominion Energy Inc 5.25%, 07/30/2076				898,171	23,038
CONVERTIBLE PREFERRED STOCKS					DTE Energy Co		5.25%, 12/01/2062		312,400	7,888
- 0.66%			Shares Held Value (000's)		DTE Energy Co		5.25%, 12/01/2077		320,602	8,207
Banks - 0.66%					DTE Energy Co		5.38%, 06/01/2076		13,111	342
Wells Fargo & Co	7.50% (c)		27,052	$35,844	Duke Energy Corp		5.13%, 01/15/2073		360,235	8,995
TOTAL CONVERTIBLE PREFERRED STOCKS				$35,844	Duke Energy Corp		5.75%, 06/15/2024 (c)		120,000	3,173
PREFERRED STOCKS - 20.31%			Shares Held Value (000's)		Entergy Arkansas LLC		4.90%, 12/01/2052		241,096	6,153
Banks - 5.67%					Entergy Louisiana LLC		4.70%, 06/01/2063		165,100	4,093
AgriBank FCB 6.88%, 01/01/2024 (c)			61,700	6,525	Entergy Louisiana LLC		4.88%, 09/01/2066		25,000	629
3 Month USD LIBOR + 4.23%					Entergy Louisiana LLC		5.25%, 07/01/2052		229,929	5,863
Associated Banc-Corp 5.88%, 12/15/2023 (c)			2,299	60	Entergy Texas Inc		5.63%, 06/01/2064		10,349	277
Bank of New York Mellon Corp/The 5.20%,			136,336	3,422	Georgia Power Co		5.00%, 10/01/2077		275,000	6,971
09/20/2019 (c)					Integrys Holding Inc 6.00%, 08/01/2073				81,343	2,107
BB&T Corp 5.63%, 06/01/2021 (c)			141,800	3,644	3 Month USD LIBOR + 3.22%
Citigroup Inc 6.88%, 11/15/2023 (c)			493,542	13,405	Interstate Power & Light Co 5.10%, 07/08/2019				501,100	12,808
3 Month USD LIBOR + 4.13%					(c)
Citizens Financial Group Inc 6.35%, 04/06/2024			1,567	42	NextEra Energy Capital Holdings Inc 5.00%,				491,093	11,997
(c)					01/15/2073
3 Month USD LIBOR + 3.64%					NextEra Energy Capital Holdings Inc 5.13%,				662,215	16,264
Cullen/Frost Bankers Inc 5.38%, 09/15/2019 (c)			241,589	6,272	11/15/2072
Goldman Sachs Group Inc/The 5.50%,			774,944	20,025	NextEra Energy Capital Holdings Inc 5.65%,				100,000	2,593
05/10/2023 (c)					03/01/2079
3 Month USD LIBOR + 3.64%					Southern Co/The		5.25%, 10/01/2076		111,000	2,856
Huntington Bancshares Inc/OH 5.88%,			325,787	8,549	Southern Co/The		5.25%, 12/01/2077		555,000	13,980
10/15/2021 (c)										$159,217
Huntington Bancshares Inc/OH 6.25%,			1,050,000	27,447	Energy - Alternate Sources - 0.21%
04/15/2021 (c)					Algonquin Power & Utilities Corp 6.20%,				435,621	11,095
ING Groep NV	6.13%, 07/15/2019 (c)		17,631	453	07/01/2079
ING Groep NV	6.38%, 06/15/2019 (c)		684,952	17,103	3 Month USD LIBOR + 4.01%
KeyCorp 6.13%, 12/15/2026 (c)			778,000	21,683	Food - 0.45%
3 Month USD LIBOR + 3.89%					Dairy Farmers of America Inc		7.88%,		12,000	1,179
M&T Bank Corp	6.38%, 07/08/2019 (c)		17,852	18,075	07/08/2019 (c)	,(e)
M&T Bank Corp	6.38%, 07/08/2019 (c)		11,360	11,431	Dairy Farmers of America Inc		7.88%,		236,300	23,206
Morgan Stanley	5.85%, 04/15/2027 (c)		341,505	9,016	12/01/2025 (c)	,(e)
3 Month USD LIBOR + 3.49%										$24,385
Morgan Stanley	7.13%, 10/15/2023 (c)		126,282	3,530	Gas - 0.02%
3 Month USD LIBOR + 4.32%					Entergy New Orleans LLC		5.00%, 12/01/2052		3,299	82
PNC Financial Services Group Inc/The 6.13%,			1,726,752	46,087	Entergy New Orleans LLC		5.50%, 04/01/2066		46,851	1,226
05/01/2022 (c)										$1,308
3 Month USD LIBOR + 4.07%					Hand & Machine Tools - 0.53%
Regions Financial Corp 5.70%, 05/15/2029 (c)			331,650	8,417	Stanley Black & Decker Inc		5.75%, 07/25/2052		1,129,016	28,688
3 Month USD LIBOR + 3.15%
State Street Corp	5.25%, 07/08/2019 (c)		1,421,238	35,332	Insurance - 2.69%
State Street Corp	5.90%, 03/15/2024 (c)		241,300	6,416	Allstate Corp/The		5.10%, 01/15/2053		540,300	13,648
3 Month USD LIBOR + 3.11%					3 Month USD LIBOR + 3.17%
State Street Corp	6.00%, 12/15/2019 (c)		349,700	8,847	Allstate Corp/The		6.25%, 10/15/2019 (c)		181,500	4,646
US Bancorp 6.50%, 01/15/2022 (c)			239,945	6,450	Allstate Corp/The		6.63%, 07/15/2019 (c)		380,000	9,694
3 Month USD LIBOR + 4.47%					American Financial Group Inc/OH		5.88	%,	101,300	2,696
Valley National Bancorp 6.25%, 06/30/2025 (c)			174,760	4,961	03/30/2059
3 Month USD LIBOR + 3.85%					American Financial Group Inc/OH		6.25	%,	250,786	6,581
Webster Financial Corp 5.25%, 12/15/2022 (c)			194,856	4,749	09/30/2054
Wells Fargo & Co	5.63%, 06/15/2022 (c)		195,171	4,953	Arch Capital Group Ltd		5.25%, 09/29/2021 (c)		285,500	6,692
Wells Fargo & Co	5.85%, 09/15/2023 (c)		125,027	3,203	Arch Capital Group Ltd		5.45%, 08/17/2022 (c)		54,104	1,323
3 Month USD LIBOR + 3.09%					Axis Capital Holdings Ltd		5.50%, 11/07/2021 (c)		18,419	452
Wells Fargo & Co	6.63%, 03/15/2024 (c)		236,676	6,643	Axis Capital Holdings Ltd		5.50%, 07/08/2019 (c)		154,159	3,782
3 Month USD LIBOR + 3.69%					Hartford Financial Services Group Inc/The				1,044,739	29,691
				$306,740	7.88%, 04/15/2042
					3 Month USD LIBOR + 5.60%
Diversified Financial Services - 0.45%					Prudential PLC		6.75%, 07/08/2019 (c)		26,061	679
Affiliated Managers Group Inc	5.88	%,	146,356	3,754	Reinsurance Group of America Inc		6.20	%,	577,300	15,501
03/30/2059					09/15/2042
Capital One Financial Corp 6.00%, 07/08/2019			427,562	10,757	3 Month USD LIBOR + 4.37%
(c)
					RenaissanceRe Holdings Ltd		5.38%, 07/08/2019		550,975	13,515
Charles Schwab Corp/The 6.00%, 12/01/2020 (c)			143,663	3,753	(c)
National Rural Utilities Cooperative Finance Corp			227,600	5,827	RenaissanceRe Holdings Ltd		5.75%, 06/30/2023		39,156	981
5.50%, 05/15/2064					(c)
				$24,091	RenaissanceRe Holdings Ltd		6.08%, 07/08/2019		164,417	4,281
					(c)

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2019 (unaudited)

PREFERRED STOCKS (continued)				Shares Held Value (000’s)			Principal
Insurance (continued)						BONDS - 76.39%	Amount (000's) Value (000's)
WR Berkley Corp		5.63%, 04/30/2053		1,174,728	$29,956	Automobile Manufacturers - 0.21%
WR Berkley Corp		5.70%, 03/30/2058		3,100	78	General Motors Financial Co Inc
WR Berkley Corp		5.75%, 06/01/2056		65,882	1,648	5.75%, 12/31/2049(c),(f)	$12,700	$11,640
					$145,844	3 Month USD LIBOR + 3.60%
REITs - 3.10%						Banks - 42.69%
Boston Properties Inc		5.25%, 07/08/2019 (c)		7,284	181	Australia & New Zealand Banking Group Ltd/
Digital Realty Trust Inc 5.85%, 03/13/2024 (c)				4,771	123	United Kingdom
Digital Realty Trust Inc 5.88%, 07/08/2019 (c)				95,748	2,419	6.75%, 12/31/2049(c),(e),(f)	5,000	5,369
Digital Realty Trust Inc 6.35%, 08/24/2020 (c)				205,498	5,378	USD Swap Rate NY 5 Year + 5.17%
Federal Realty Investment Trust		5.00	%,	49,250	1,229	6.75%, 12/31/2049(c),(f)	2,700	2,899
09/29/2022	(c)					USD Swap Rate NY 5 Year + 5.17%
Kimco Realty Corp 5.25%, 12/20/2022 (c)				399,847	9,516	Banco Santander SA
Kimco Realty Corp 5.50%, 07/08/2019 (c)				591,922	14,579	7.50%, 12/31/2049(c),(f)	12,800	13,248
Kimco Realty Corp 5.63%, 07/08/2019 (c)				7,000	177	USD Swap Semi-Annual 5 Year + 4.99%
Kimco Realty Corp		6.00%, 07/08/2019 (c)		272,369	6,915	Bank of America Corp
National Retail Properties Inc			5.20%, 10/11/2021	121,500	2,968	6.25%, 12/31/2049(c),(f)	1,799	1,923
(c)						3 Month USD LIBOR + 3.71%
National Retail Properties Inc		5.70	%,	2,000	51	6.30%, 12/31/2049(c),(f)	46,830	51,279
07/08/2019	(c)					3 Month USD LIBOR + 4.55%
Prologis Inc 8.54%, 11/13/2026 (c)				167,700	11,404	6.50%, 12/31/2049(c),(f)	71,285	77,522
PS Business Parks Inc		5.20%, 12/07/2022 (c)		3,332	82	3 Month USD LIBOR + 4.17%
PS Business Parks Inc		5.25%, 09/21/2022 (c)		57,755	1,444	8.05%, 06/15/2027	6,312	7,927
PS Business Parks Inc		5.70%, 07/08/2019 (c)		373,729	9,459	Bank of New York Mellon Corp/The
PS Business Parks Inc		5.75%, 07/08/2019 (c)		534,494	13,662	4.62%, 12/31/2049(c),(f)	33,927	33,454
Public Storage		4.90%, 10/14/2021 (c)		15,061	369	3 Month USD LIBOR + 3.13%
Public Storage		4.95%, 07/20/2021 (c)		1,956	48	4.95%, 12/31/2049(c),(f)	78,000	78,780
Public Storage		5.05%, 08/09/2022 (c)		177,565	4,432	3 Month USD LIBOR + 3.42%
Public Storage		5.15%, 06/02/2022 (c)		2,000	50	Barclays Bank PLC
Public Storage		5.20%, 07/08/2019 (c)		70,407	1,749	7.63%, 11/21/2022	8,000	8,680
Public Storage		5.60%, 03/11/2024 (c)		314,806	8,223	Barclays PLC
Public Storage		5.88%, 12/02/2019 (c)		237,401	6,177	6.63%, 12/31/2049(c),(f)	4,178	4,156
Public Storage		6.00%, 06/27/2019 (c)		575,214	14,559	USD Swap Semi-Annual 5 Year + 5.02%
Senior Housing Properties Trust		5.63	%,	112,466	2,420	7.75%, 12/31/2049(c),(f)	29,200	29,273
08/01/2042						USD Swap Semi-Annual 5 Year + 4.84%
Senior Housing Properties Trust		6.25	%,	139,198	3,359	7.88%, 12/31/2049(c),(f)	9,000	9,270
02/01/2046						USD Swap Semi-Annual 5 Year + 6.77%
SITE Centers Corp		6.25%, 07/08/2019 (c)		18,610	471	8.00%, 12/31/2049(c),(f)	35,500	36,183
SITE Centers Corp		6.38%, 06/05/2022 (c)		449,845	11,363	US Treasury Yield Curve Rate T Note
Vornado Realty Trust		5.25%, 12/13/2022 (c)		390,261	9,343	Constant Maturity 5 Year + 5.67%
Vornado Realty Trust		5.40%, 07/08/2019 (c)		192,362	4,732	BNP Paribas SA
Vornado Realty Trust		5.70%, 07/08/2019 (c)		827,575	20,714	6.63%, 12/31/2049(c),(e),(f)	22,500	22,572
					$167,596	USD Swap Semi-Annual 5 Year + 4.15%
Savings & Loans - 0.07%						7.00%, 12/31/2049(c),(e),(f)	2,500	2,556
People's United Financial Inc			5.63%, 12/15/2026	94,067	2,421	USD Swap Semi-Annual 5 Year + 3.98%
(c)						7.19%, 06/29/2049(c),(f)	13,400	14,053
3 Month USD LIBOR + 4.02%						3 Month USD LIBOR + 1.29%
Sterling Bancorp/DE 6.50%, 10/15/2022 (c)				43,517	1,174	7.20%, 06/29/2049(c),(e),(f)	30,600	32,092
					$3,595	3 Month USD LIBOR + 1.29%
Sovereign - 1.21%						7.37%, 12/31/2049(c),(e),(f)	100	107
CoBank ACB		6.13%, 10/01/2019 (c)		8,000	823	USD Swap Semi-Annual 5 Year + 5.15%
CoBank ACB		6.20%, 01/01/2025 (c)		65,000	6,825	7.37%, 12/31/2049(c),(f)	13,000	13,959
3 Month USD LIBOR + 3.74%						USD Swap Semi-Annual 5 Year + 5.15%
CoBank ACB		6.25%, 10/01/2022 (c)		296,500	30,984	7.63%, 12/31/2049(c),(e),(f)	39,800	41,392
3 Month USD LIBOR + 4.56%						USD Swap Semi-Annual 5 Year + 6.31%
Farm Credit Bank of Texas 6.75%, 09/15/2023				258,000	27,090	7.63%, 12/31/2049(c),(f)	20,000	20,800
(c),(e)						USD Swap Semi-Annual 5 Year + 6.31%
3 Month USD LIBOR + 4.01%						BPCE SA
					$65,722	12.50%, 08/29/2049(c),(e),(f)	2,700	2,777
Telecommunications - 2.97%						3 Month USD LIBOR + 12.98%
Centaur Funding Corp		0.00%, 04/21/2020 (d),(e)		26,500	24,513	Citigroup Capital III
Centaur Funding Corp		9.08%, 04/21/2020 (a),(e)		96,166	100,974	7.63%, 12/01/2036	2,700	3,523
Telephone & Data Systems Inc		6.63	%,	163,796	4,524	Citigroup Inc
03/31/2045						5.95%, 12/29/2049(c),(f)	24,100	24,793
Telephone & Data Systems Inc		7.00	%,	1,155,099	29,062	3 Month USD LIBOR + 4.07%
03/15/2060						5.95%, 12/31/2049(c),(f)	9,000	9,124
United States Cellular Corp 6.95%, 05/15/2060				72,489	1,826	3 Month USD LIBOR + 4.10%
					$160,899	5.95%, 12/31/2049(c),(f)	12,457	12,877
TOTAL PREFERRED STOCKS					$1,099,180	3 Month USD LIBOR + 3.91%

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Citigroup Inc (continued)			JPMorgan Chase & Co
6.13%, 12/31/2049(c),(f)	$47,300	$48,482	5.30%, 12/31/2049(c),(f)	$12,000	$12,150
3 Month USD LIBOR + 4.48%			3 Month USD LIBOR + 3.80%
6.25%, 12/31/2049(c),(f)	86,582	92,539	6.05%, 04/29/2049(c)	35,500	35,467
3 Month USD LIBOR + 4.52%			3 Month USD LIBOR + 3.47%
Citizens Financial Group Inc			6.10%, 12/31/2049(c),(f)	10,750	11,408
5.50%, 12/31/2049(c),(f)	7,500	7,519	3 Month USD LIBOR + 3.33%
3 Month USD LIBOR + 3.96%			6.13%, 12/31/2049(c),(f)	7,706	8,128
6.38%, 12/31/2049(c),(f)	1,400	1,433	3 Month USD LIBOR + 3.33%
3 Month USD LIBOR + 3.16%			6.75%, 12/31/2049(c),(f)	136,607	150,093
Cooperatieve Rabobank UA			3 Month USD LIBOR + 3.78%
11.00%, 12/29/2049(c),(e),(f)	11,053	11,108	KeyCorp
3 Month USD LIBOR + 10.87%			5.00%, 12/31/2049(c),(f)	20,101	20,090
Corestates Capital III			3 Month USD LIBOR + 3.61%
3.09%, 02/15/2027(e)	6,721	6,183	KeyCorp Capital III
3 Month USD LIBOR + 0.57%			7.75%, 07/15/2029	3,500	4,363
Credit Agricole SA			Lloyds Bank PLC
7.88%, 12/31/2049(c),(e),(f)	11,100	11,827	12.00%, 12/29/2049(c),(f)	35,889	43,085
USD Swap Semi-Annual 5 Year + 4.90%			3 Month USD LIBOR + 11.76%
8.38%, 12/31/2049(c),(e),(f)	3,000	3,045	12.00%, 12/29/2049(c),(e),(f)	29,550	35,475
3 Month USD LIBOR + 6.98%			3 Month USD LIBOR + 11.76%
Credit Suisse AG			Lloyds Banking Group PLC
6.50%, 08/08/2023(e)	29,754	32,201	6.41%, 01/29/2049(c),(e),(f)	12,674	13,086
6.50%, 08/08/2023	6,000	6,494	3 Month USD LIBOR + 1.50%
Credit Suisse Group AG			6.66%, 01/29/2049(c),(e),(f)	53,685	55,765
6.25%, 12/31/2049(c),(e),(f)	9,100	9,159	3 Month USD LIBOR + 1.27%
USD Swap Semi-Annual 5 Year + 3.46%			7.50%, 12/31/2049(c),(f)	47,496	48,683
6.25%, 12/31/2049(c),(f)	1,475	1,484	USD Swap Semi-Annual 5 Year + 4.76%
USD Swap Semi-Annual 5 Year + 3.46%			7.50%, 12/31/2049(c),(f)	11,700	11,957
7.50%, 12/31/2049(c),(f)	3,000	3,180	USD Swap Semi-Annual 5 Year + 4.50%
USD Swap Semi-Annual 5 Year + 4.60%			M&T Bank Corp
7.50%, 12/31/2049(c),(e),(f)	72,040	76,362	5.12%, 12/31/2049(c),(f)	12,500	12,853
USD Swap Semi-Annual 5 Year + 4.60%			3 Month USD LIBOR + 3.52%
Danske Bank A/S			6.45%, 12/31/2049(c),(f)	6,615	7,078
6.13%, 12/31/2049(c),(f)	2,500	2,295	3 Month USD LIBOR + 3.61%
USD Swap Semi-Annual 7 Year + 3.90%			Morgan Stanley
Fifth Third Bancorp			5.55%, 12/31/2049(c),(f)	8,500	8,585
5.10%, 12/31/2049(c),(f)	1,403	1,365	3 Month USD LIBOR + 3.81%
3 Month USD LIBOR + 3.03%			Nordea Bank Abp
First Maryland Capital I			6.13%, 12/31/2049(c),(e),(f)	42,131	41,710
3.60%, 01/15/2027	2,000	1,850	USD Swap Semi-Annual 5 Year + 3.39%
3 Month USD LIBOR + 1.00%			6.13%, 12/31/2049(c),(f)	1,800	1,782
First Union Capital II			USD Swap Semi-Annual 5 Year + 3.39%
7.95%, 11/15/2029	3,700	4,755	6.63%, 12/31/2049(c),(e),(f)	23,420	23,771
Goldman Sachs Group Inc/The			US Treasury Yield Curve Rate T Note
5.38%, 12/31/2049(c),(f)	3,800	3,833	Constant Maturity 5 Year + 4.11%
3 Month USD LIBOR + 3.92%			Northern Trust Corp
6.43%, 12/31/2049(c)	39,795	39,954	4.60%, 12/31/2049(c),(f)	4,400	4,398
3 Month USD LIBOR + 3.88%			3 Month USD LIBOR + 3.20%
HSBC Capital Funding Dollar 1 LP			NTC Capital I
10.18%, 12/29/2049(c),(f)	15,200	22,800	3.12%, 01/15/2027	5,500	5,088
3 Month USD LIBOR + 4.98%			3 Month USD LIBOR + 0.52%
10.18%, 12/29/2049(c),(e),(f)	44,542	66,813	NTC Capital II
3 Month USD LIBOR + 4.98%			3.19%, 04/15/2027	6,500	6,005
HSBC Holdings PLC			3 Month USD LIBOR + 0.59%
6.00%, 12/31/2049(c),(f)	15,900	15,665	PNC Financial Services Group Inc/The
USD Swap Rate NY 5 Year + 3.75%			6.75%, 07/29/2049(c),(f)	37,635	39,846
6.50%, 12/31/2049(c),(f)	25,600	25,632	3 Month USD LIBOR + 3.68%
USD Swap Rate NY 5 Year + 3.61%			RBS Capital Trust II
6.87%, 12/31/2049(c),(f)	42,000	43,628	6.43%, 12/29/2049(c),(f)	2,750	3,451
USD Swap Rate NY 5 Year + 5.51%			3 Month USD LIBOR + 1.94%
Huntington Bancshares Inc/OH			Royal Bank of Scotland Group PLC
5.70%, 12/31/2049(c),(f)	1,100	1,090	4.92%, 03/29/2049(c)	1,900	1,772
3 Month USD LIBOR + 2.88%			3 Month USD LIBOR + 2.32%
ING Groep NV			7.50%, 12/31/2049(c),(f)	46,281	47,134
6.50%, 12/31/2049(c),(f)	35,300	35,067	USD Swap Semi-Annual 5 Year + 5.80%
USD Swap Semi-Annual 5 Year + 4.45%			7.65%, 08/29/2049(c),(f)	28,946	37,087
			3 Month USD LIBOR + 2.50%

See accompanying notes.

Schedule of Investments Preferred Securities Fund May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Royal Bank of Scotland Group PLC (continued)			USB Realty Corp
8.00%, 12/31/2049(c),(f)	$7,825	$8,197	3.74%, 12/29/2049(c),(e)	$1,500	$1,286
USD Swap Semi-Annual 5 Year + 5.72%			3 Month USD LIBOR + 1.15%
8.62%, 12/29/2049(c),(f)	13,295	14,026	Wells Fargo & Co
USD Swap Semi-Annual 5 Year + 7.60%			5.87%, 12/31/2049(c),(f)	50,300	53,323
Skandinaviska Enskilda Banken AB			3 Month USD LIBOR + 3.99%
5.63%, 12/31/2049(c),(f)	5,000	4,855	6.38%, 12/31/2049(c)	43,100	43,402
USD Swap Semi-Annual 5 Year + 3.49%			3 Month USD LIBOR + 3.77%
5.75%, 12/31/2049(c),(f)	8,100	8,049			$2,310,695
USD Swap Semi-Annual 5 Year + 3.85%			Diversified Financial Services - 2.05%
Societe Generale SA			Capital One Financial Corp
6.75%, 12/31/2049(c),(e),(f)	6,150	5,781	5.55%, 12/31/2049(c),(f)	20,430	20,717
USD Swap Semi-Annual 5 Year + 3.93%			3 Month USD LIBOR + 3.80%
7.37%, 12/31/2049(c),(f)	11,800	12,102	Charles Schwab Corp/The
USD Swap Semi-Annual 5 Year + 6.24%			7.00%, 02/28/2049(c),(f)	28,358	30,627
7.38%, 12/31/2049(c),(e),(f)	13,900	13,935	3 Month USD LIBOR + 4.82%
USD Swap Semi-Annual 5 Year + 4.30%			Depository Trust & Clearing Corp/The
7.38%, 12/31/2049(c),(e),(f)	23,326	23,924	4.88%, 12/31/2049(c),(e),(f)	36,350	36,350
USD Swap Semi-Annual 5 Year + 6.24%			3 Month USD LIBOR + 3.17%
7.88%, 12/31/2049(c),(f)	14,000	14,490	National Rural Utilities Cooperative Finance Corp
USD Swap Semi-Annual 5 Year + 4.98%			5.25%, 04/20/2046(f)	22,969	23,543
7.88%, 12/31/2049(c),(e),(f)	500	518	3 Month USD LIBOR + 3.63%
USD Swap Semi-Annual 5 Year + 4.98%					$111,237
8.00%, 12/31/2049(c),(e),(f)	23,900	25,573	Electric - 2.83%
USD Swap Rate NY 5 Year + 5.87%			Emera Inc
Standard Chartered PLC			6.75%, 06/15/2076(f)	50,095	53,727
7.01%, 07/29/2049(c),(e),(f)	41,500	44,659	3 Month USD LIBOR + 5.44%
3 Month USD LIBOR + 1.46%			Enel SpA
7.01%, 07/29/2049(c),(f)	19,800	21,307	8.75%, 09/24/2073(e),(f)	43,300	48,227
3 Month USD LIBOR + 1.46%			USD Swap Semi-Annual 5 Year + 5.88%
7.50%, 12/31/2049(c),(e),(f)	17,700	18,353	NextEra Energy Capital Holdings Inc
USD Swap Semi-Annual 5 Year + 6.30%			4.66%, 10/01/2066	23,474	19,483
7.50%, 12/31/2049(c),(f)	10,500	10,887	3 Month USD LIBOR + 2.07%
USD Swap Semi-Annual 5 Year + 6.30%			4.74%, 06/15/2067	8,920	7,493
7.75%, 12/31/2049(c),(e),(f)	11,000	11,440	3 Month USD LIBOR + 2.13%
USD Swap Semi-Annual 5 Year + 5.72%			4.80%, 12/01/2077(f)	3,100	2,858
State Street Corp			3 Month USD LIBOR + 2.41%
5.25%, 12/31/2049(c),(f)	4,000	4,091	PPL Capital Funding Inc
3 Month USD LIBOR + 3.60%			5.27%, 03/30/2067	15,700	14,602
SunTrust Banks Inc			3 Month USD LIBOR + 2.67%
5.63%, 12/31/2049(c),(f)	4,400	4,455	Southern Co/The
3 Month USD LIBOR + 3.86%			5.50%, 03/15/2057(f)	6,500	6,595
SunTrust Capital I			3 Month USD LIBOR + 3.63%
3.19%, 05/15/2027	10,900	10,164			$152,985
3 Month USD LIBOR + 0.67%			Food - 0.15%
Svenska Handelsbanken AB			Dairy Farmers of America Inc
5.25%, 12/31/2049(c),(f)	29,400	29,180	7.13%, 12/31/2049(c),(e)	8,700	8,197
USD Swap Semi-Annual 5 Year + 3.34%
Swedbank AB			Gas - 0.33%
6.00%, 12/31/2049(c),(f)	5,200	5,077	NiSource Inc
USD Swap Semi-Annual 5 Year + 4.11%			5.65%, 12/31/2049(c),(f)	17,900	17,832
UBS Group Funding Switzerland AG			US Treasury Yield Curve Rate T Note
6.87%, 12/31/2049(c),(f)	12,078	12,378	Constant Maturity 5 Year + 2.84%
USD Swap Rate NY 5 Year + 5.50%			Insurance - 24.11%
6.88%, 12/31/2049(c),(f)	11,933	12,256	ACE Capital Trust II
USD Swap Semi-Annual 5 Year + 4.59%			9.70%, 04/01/2030	14,970	21,183
7.00%, 12/31/2049(c),(f)	20,700	21,942	AIG Life Holdings Inc
USD Swap Semi-Annual 5 Year + 4.87%			8.50%, 07/01/2030	31,200	39,343
7.00%, 12/31/2049(c),(e),(f)	13,000	13,358	Allstate Corp/The
USD Swap Semi-Annual 5 Year + 4.34%			5.75%, 08/15/2053(f)	11,754	12,048
7.13%, 12/31/2049(c),(f)	1,757	1,776	3 Month USD LIBOR + 2.94%
USD Swap Semi-Annual 5 Year + 5.46%			6.50%, 05/15/2067(f)	11,905	13,393
UniCredit SpA			3 Month USD LIBOR + 2.12%
8.00%, 12/31/2049(c),(f)	12,700	11,475	American International Group Inc
USD Swap Semi-Annual 5 Year + 5.18%			5.75%, 04/01/2048(f)	41,000	40,868
US Bancorp			3 Month USD LIBOR + 2.87%
5.12%, 12/31/2049(c),(f)	21,400	21,775	8.18%, 05/15/2068(f)	22,300	26,760
3 Month USD LIBOR + 3.49%			3 Month USD LIBOR + 4.20%

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)			Insurance (continued)
Aon Corp			MetLife Inc (continued)
8.21%, 01/01/2027	$4,750	$5,653	9.25%, 04/08/2068(e)	$49,075	$67,233
Aquarius & Investments Plc for Swiss			3 Month USD LIBOR + 5.54%
Reinsurance Co Ltd			10.75%, 08/01/2069	50,223	78,097
6.37%, 09/01/2024(f)	11,800	11,865	Mitsui Sumitomo Insurance Co Ltd
USD Swap Semi-Annual 5 Year + 5.21%			4.95%, 12/31/2049(c),(e),(f)	6,800	7,149
Argentum Netherlands BV for Swiss Re Ltd			USD Swap Semi-Annual 5 Year + 3.26%
5.63%, 08/15/2052(f)	46,000	47,374	7.00%, 03/15/2072(e),(f)	10,700	11,623
3 Month USD LIBOR + 3.78%			3 Month USD LIBOR + 5.90%
5.75%, 08/15/2050(f)	19,400	20,176	MMI Capital Trust I
3 Month USD LIBOR + 3.59%			7.63%, 12/15/2027	1,073	1,326
Argentum Netherlands BV for Zurich Insurance			Nationwide Financial Services Inc
Co Ltd			6.75%, 05/15/2087	79,015	86,126
5.13%, 06/01/2048(f)	6,290	6,366	Nippon Life Insurance Co
US Treasury Yield Curve Rate T Note			4.70%, 01/20/2046(e),(f)	5,000	5,225
Constant Maturity 5 Year + 3.27%			USD Swap Rate NY 5 Year + 3.75%
AXA SA			5.10%, 10/16/2044(e),(f)	27,300	28,904
6.38%, 12/29/2049(c),(e),(f)	27,793	30,914	USD Swap Rate NY 5 Year + 3.65%
3 Month USD LIBOR + 2.26%			Progressive Corp/The
8.60%, 12/15/2030	8,565	11,648	5.38%, 12/31/2049(c),(f)	6,750	6,737
Catlin Insurance Co Ltd			3 Month USD LIBOR + 2.54%
5.57%, 07/29/2049(c),(e)	46,336	45,293	Prudential Financial Inc
3 Month USD LIBOR + 2.98%			5.63%, 06/15/2043(f)	71,714	74,224
Cloverie PLC for Swiss Re Corporate Solutions			3 Month USD LIBOR + 3.92%
Ltd			5.88%, 09/15/2042(f)	20,401	21,370
4.50%, 09/11/2044(f)	20,000	19,675	3 Month USD LIBOR + 4.18%
USD Swap Semi-Annual 10 Year + 2.91%			Prudential PLC
Cloverie PLC for Zurich Insurance Co Ltd			6.50%, 10/20/2048(f)	9,700	10,524
5.63%, 06/24/2046(f)	5,000	5,306	US Treasury Yield Curve Rate T Note
3 Month USD LIBOR + 4.92%			Constant Maturity 5 Year + 4.41%
Dai-ichi Life Insurance Co Ltd/The			Reinsurance Group of America Inc
7.25%, 12/29/2049(c),(e),(f)	13,250	14,227	5.28%, 12/15/2065	17,223	15,845
3 Month USD LIBOR + 4.56%			3 Month USD LIBOR + 2.67%
Everest Reinsurance Holdings Inc			Sompo Japan Nipponkoa Insurance Inc
4.90%, 05/01/2067	27,820	24,899	5.33%, 03/28/2073(e),(f)	60,300	63,089
3 Month USD LIBOR + 2.39%			3 Month USD LIBOR + 4.27%
Great-West Life & Annuity Insurance Capital LP			Sumitomo Life Insurance Co
6.63%, 11/15/2034(e)	7,800	9,113	6.50%, 09/20/2073(e),(f)	15,500	17,151
Hartford Financial Services Group Inc/The			3 Month USD LIBOR + 4.44%
4.64%, 02/12/2067(e)	15,885	13,979	Voya Financial Inc
3 Month USD LIBOR + 2.13%			5.65%, 05/15/2053(f)	45,326	45,893
Legal & General Group PLC			3 Month USD LIBOR + 3.58%
5.25%, 03/21/2047(f)	52,754	52,047	6.13%, 12/31/2049(c),(f)	9,250	9,574
USD Swap Semi-Annual 5 Year + 3.69%			US Treasury Yield Curve Rate T Note
Liberty Mutual Group Inc			Constant Maturity 5 Year + 3.36%
5.52%, 03/07/2067(e)	13,738	13,704	XLIT Ltd
3 Month USD LIBOR + 2.91%			5.05%, 12/31/2049(c)	14,350	13,812
7.80%, 03/07/2087(e)	76,240	94,538	3 Month USD LIBOR + 2.46%
3 Month USD LIBOR + 3.58%					$1,304,837
Liberty Mutual Insurance Co			Mining - 0.52%
7.70%, 10/15/2097(e)	20,025	28,045	BHP Billiton Finance USA Ltd
Lincoln National Corp			6.75%, 10/19/2075(e),(f)	25,042	28,099
4.63%, 04/20/2067	60,769	47,400	USD Swap Semi-Annual 5 Year + 5.09%
3 Month USD LIBOR + 2.04%			Pipelines - 1.78%
4.88%, 05/17/2066	14,209	11,793	Enbridge Inc
3 Month USD LIBOR + 2.36%			6.25%, 03/01/2078(f)	33,298	32,882
Meiji Yasuda Life Insurance Co			3 Month USD LIBOR + 3.64%
5.10%, 04/26/2048(e),(f)	13,800	14,611	Enterprise Products Operating LLC
USD Swap Rate NY 5 Year + 3.15%			5.25%, 08/16/2077(f)	40,800	37,332
5.20%, 10/20/2045(e),(f)	14,545	15,436	3 Month USD LIBOR + 3.03%
USD Swap Semi-Annual 5 Year + 4.23%			5.38%, 02/15/2078(f)	5,000	4,505
MetLife Capital Trust IV			3 Month USD LIBOR + 2.57%
7.88%, 12/15/2067(e)	24,540	30,368	Transcanada Trust
MetLife Inc			5.63%, 05/20/2075(f)	3,800	3,724
5.25%, 12/31/2049(c),(f)	1,000	1,009	3 Month USD LIBOR + 3.53%
3 Month USD LIBOR + 3.58%			5.87%, 08/15/2076(f)	17,300	17,689
6.40%, 12/15/2066	10,770	11,901	3 Month USD LIBOR + 4.64%
3 Month USD LIBOR + 2.21%					$96,132

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2019 (unaudited)

		Principal			(a)		Affiliated Security. Security is either an affiliate (and registered under the
BONDS (continued)	Amount (000’s)			Value (000’s)			Investment Company Act of 1940) or an affiliate as defined by the Investment
Sovereign - 0.38%							Company Act of 1940 (controls 5.0% or more of the outstanding voting
CoBank ACB							shares of the security). Please see affiliated sub-schedule for transactional
6.25%, 12/31/2049(c),(f)			$16,400	$17,241			information.
3 Month USD LIBOR + 4.66%					(b)		Current yield shown is as of period end.
Farm Credit Bank of Texas					(c)		Perpetual security. Perpetual securities pay an indefinite stream of interest,
6.20%, 12/31/2049(c),(e),(f)			3,000	3,111			but they may be called by the issuer at an earlier date. Date shown, if any,
3 Month USD LIBOR + 3.22%							reflects the next call date or final legal maturity date. Rate shown is as of
				$20,352			period end.
Telecommunications - 0.63%					(d)		Non-income producing security
Koninklijke KPN NV					(e)		Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 03/28/2073(e),(f)			13,126	13,749			1933. These securities may be resold in transactions exempt from registration,
USD Swap Semi-Annual 10 Year + 5.33%							normally to qualified institutional buyers. At the end of the period, the value of
7.00%, 03/28/2073(f)			8,000	8,380			these securities totaled $1,477,494 or 27.30% of net assets.
USD Swap Semi-Annual 10 Year + 5.33%					(f)		Rate shown is as of period end. The rate may be a variable or floating rate or
Vodafone Group PLC							a fixed rate which may convert to a variable or floating rate in the future.
7.00%, 04/04/2079(f)			11,800	12,219
USD Swap Semi-Annual 5 Year + 4.87%									Portfolio Summary (unaudited)
				$34,348	Sector							Percent
Transportation - 0.71%					Financial							81.49%
BNSF Funding Trust I					Utilities							6.12%
6.61%, 12/15/2055(f)			35,709	38,209	Communications							3.60%
3 Month USD LIBOR + 2.35%					Energy							1.99%
TOTAL BONDS				$4,134,563	Money Market Funds							1.60%
TOTAL PURCHASED OPTIONS - 0.02%				$953	Government							1.59%
Total Investments				$5,357,379	Industrial							1.24%
Other Assets and Liabilities - 1.02%				55,040	Consumer, Non-cyclical							0.60%
TOTAL NET ASSETS - 100.00%				$5,412,419	Basic Materials							0.52%
					Consumer, Cyclical							0.21%
					Purchased Options							0.02%
					Other Assets and Liabilities							1.02%
					TOTAL NET ASSETS							100.00%

Affiliated Securities			August 31, 2018				Purchases		Sales		May 31, 2019
				Value			Cost		Proceeds			Value
Centaur Funding Corp 9.08% 04/21/2020		$			111,136	$	— $			4,770 $		100,974
Principal Government Money Market Fund 2.3%				471			854,932			768,564		86,839
		$			111,607		$854,932			$773,334 $		187,813

					Realized Gain/Loss				Realized Gain from		Change in Unrealized
			Income		on Investments				Capital Gain Distributions		Gain/Loss
Centaur Funding Corp 9.08% 04/21/2020		$		6,651			$191	$		— $		(5,583)
Principal Government Money Market Fund 2.3%				1,185			—			—		—
		$		7,836			$191	$		— $		(5,583)
Amounts in thousands

Options

										Upfront		Unrealized
			Contracts/							Payments/	Appreciation/
Purchased Options Outstanding	Counterparty		Shares		Notional Amount		Exercise Price		Expiration Date	(Premiums)	Fair Value (Depreciation)
Call - US Long Bond Future;	N/A			2,000	$2,000		$157.50		06/10/2019	$114	$156	$42
September 2019
Call - US Long Bond Future;	N/A			1,000	$1,000		$154.00		06/10/2019	205	750	545
September 2019
Put - US Long Bond Future;	N/A			1,890	$1,890		$148.50		06/03/2019	93	—	(93)
September 2019
Put - US Long Bond Future;	N/A			700	$700		$149.00		06/03/2019	405	—	(405)
September 2019
Put - US Long Bond Future;	N/A			300	$300		$147.00		06/03/2019	10	—	(10)
September 2019
Put - US Long Bond Future;	N/A			1,000	$1,000		$150.00		06/10/2019	129	47	(82)
September 2019
Put - US Long Bond Future;	N/A			150	$150		$149.50		06/03/2019	5	—	(5)
September 2019
Total										$961	$953	$(8)

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2019 (unaudited)

Options (continued)

						Upfront		Unrealized
		Contracts/				Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares Notional Amount Exercise Price Expiration Date				(Premiums) Fair Value (Depreciation)
Call - US 10 Year Note Future;	N/A	1,000 $	1,000	$153.50	06/10/2019	$(1,013)$	(984)$	29
September 2019
Call - US Long Bond Future;	N/A	1,000 $	1,000	$152.00	06/10/2019	(801)	(1,969)	(1,168)
September 2019
Call - US Long Bond Future;	N/A	1,000 $	1,000	$152.50	06/10/2019	(575)	(1,578)	(1,003)
September 2019
Put - US Long Bond Future;	N/A	1,890 $	1,890	$150.50	06/03/2019	(1,029)	—	1,029
September 2019
Put - US Long Bond Future;	N/A	150 $	150	$151.50	06/03/2019	(69)	—	69
September 2019
Put - US Long Bond Future;	N/A	1,000 $	1,000	$152.00	06/10/2019	(697)	(250)	447
September 2019
Put - US Long Bond Future;	N/A	1,000 $	1,000	$146.00	06/03/2019	(29)	—	29
September 2019
Total						$(4,213)$	(4,781)$	(568)
Amounts in thousands except contracts/shares.

See accompanying notes.

     Schedule of Investments Real Estate Debt Income Fund May 31, 2019 (unaudited)

INVESTMENT COMPANIES - 16.55%		Shares Held Value (000's)				Principal
Money Market Funds - 16.55%				BONDS (continued)		Amount (000’s) Value (000’s)
Principal Government Money Market Fund		21,882,432	$21,882	Commercial Mortgage Backed Securities (continued)
2.3%(a),(b)				JPMCC Commercial Mortgage Securities Trust
TOTAL INVESTMENT COMPANIES			$21,882	2019-COR4
		Principal		1.12%, 03/10/2052(c),(d)		$22,928	$2,002
BONDS - 83.29%		Amount (000's) Value (000's)		Morgan Stanley Bank of America Merrill Lynch
Commercial Mortgage Backed Securities - 83.29%				Trust 2014-C14
Banc of America Commercial Mortgage Trust				1.01%, 02/15/2047(c),(d)		16,280	551
2008-1				Morgan Stanley Bank of America Merrill Lynch
6.57%, 02/10/2051(c)		$59	$59	Trust 2014-C15
Banc of America Commercial Mortgage Trust				0.97%, 04/15/2047(c),(d)		48,418	1,858
2016-UBS10				Morgan Stanley Bank of America Merrill Lynch
1.97%, 07/15/2049(c),(d)		26,327	2,290	Trust 2015-C20
BENCHMARK 2018-B2 Mortgage Trust				4.16%, 02/15/2048		1,000	1,041
0.43%, 02/15/2051(c),(d)		46,768	1,283	Morgan Stanley Bank of America Merrill Lynch
1.50%, 02/15/2051(c),(d),(e)		5,181	557	Trust 2015-C25
BENCHMARK 2018-B3 Mortgage Trust				1.11%, 10/15/2048(c),(d)		29,214	1,527
1.50%, 04/10/2051(c),(d),(e)		3,680	398	Morgan Stanley Bank of America Merrill Lynch
3.76%, 04/10/2051		10,000	10,676	Trust 2017-C33
BENCHMARK 2018-B4				1.43%, 05/15/2050(c),(d)		23,789	1,761
4.12%, 07/15/2051		2,500	2,732	Morgan Stanley Capital I 2017-HR2
Benchmark 2018-B8 Mortgage Trust				2.73%, 12/15/2050		1,900	1,666
4.23%, 01/15/2052		10,000	11,040	SG Commercial Mortgage Securities Trust
BENCHMARK 2019-B10 Mortgage Trust				2016-	C5
1.23%, 03/15/2062(c),(d)		26,561	2,508	1.99%, 10/10/2048(c),(d)		13,608	1,314
CFCRE Commercial Mortgage Trust 2011-C2				UBS-Barclays Commercial Mortgage Trust
1.15%, 12/15/2047(c),(d),(e)		6,857	121	2012-	C3
CGMS Commercial Mortgage Trust 2017-B1				5.03%, 08/10/2049(c),(e)		1,162	1,210
0.85%, 08/15/2050(c),(d)		23,950	1,270	UBS-Barclays Commercial Mortgage Trust
Citigroup Commercial Mortgage Trust 2016-C1				2012-	C4
1.90%, 05/10/2049(c),(d)		27,990	2,895	1.64%, 12/10/2045(c),(d),(e)		8,151	368
3.51%, 05/10/2049		2,500	2,585	Wells Fargo Commercial Mortgage Trust
COMM 2013-CCRE11 Mortgage Trust				2015-C29
0.94%, 08/10/2050(c),(d)		22,875	807	0.68%, 06/15/2048(c),(d)		58,927	1,887
COMM 2013-CCRE6 Mortgage Trust				Wells Fargo Commercial Mortgage Trust
1.06%, 03/10/2046(c),(d)		9,712	277	2015-LC22
COMM 2014-UBS5 Mortgage Trust				0.85%, 09/15/2058(c),(d)		20,991	873
3.50%, 09/10/2047(e)		1,000	867	Wells Fargo Commercial Mortgage Trust
Credit Suisse Commercial Mortgage Trust Series				2016-C34
2007-	C1			2.15%, 06/15/2049(c),(d)		7,746	771
5.42%, 02/15/2040		13	13	Wells Fargo Commercial Mortgage Trust
CSAIL 2017-CX10 Commercial Mortgage Trust				2018-C47
0.73%, 11/15/2050(c),(d)		17,609	845	4.94%, 09/15/2061(c)		752	796
DBJPM 16-C3 Mortgage Trust				Wells Fargo Commercial Mortgage Trust
1.49%, 09/10/2049(c),(d)		17,119	1,477	2019-C49
Freddie Mac Multifamily Structured Pass				1.28%, 03/15/2052(c),(d)		30,975	3,021
Through Certificates				WFRBS Commercial Mortgage Trust 2013-C12
0.95%, 08/25/2023(c),(d)		70,728	2,277	1.27%, 03/15/2048(c),(d),(e)		30,188	1,133
1.09%, 01/25/2021(c),(d)		18,756	285	WFRBS Commercial Mortgage Trust 2014-C20
2.67%, 03/25/2026		10,000	10,128	3.99%, 05/15/2047(e)		2,500	1,992
3.30%, 04/25/2023(c)		10,000	10,360				$110,134
3.46%, 08/25/2023(c)		10,000	10,444	TOTAL BONDS			$110,134
GS Mortgage Securities Trust 2010-C1				Total Investments			$132,016
1.34%, 08/10/2043(c),(d),(e)		23,651	267	Other Assets and Liabilities - 0.16%			215
GS Mortgage Securities Trust 2011-GC3				TOTAL NET ASSETS - 100.00%			$132,231
0.66%, 03/10/2044(c),(d),(e)		21,638	217
GS Mortgage Securities Trust 2014-GC22
0.99%, 06/12/2047(c),(d)		17,215	605	(a)	Affiliated Security. Security is either an affiliate (and registered under the
JP Morgan Chase Commercial Mortgage				Investment Company Act of 1940) or an affiliate as defined by the Investment
Securities Trust 2016-JP3				Company Act of 1940 (controls 5.0% or more of the outstanding voting
1.44%, 08/15/2049(c),(d)		17,616	1,408	shares of the security). Please see affiliated sub-schedule for transactional
JPMBB Commercial Mortgage Securities Trust				information.
2013-C15				(b) Current yield shown is as of period end.
5.20%, 11/15/2045(c),(e)		2,500	2,603	(c)	Certain variable rate securities are not based on a published reference rate
JPMBB Commercial Mortgage Securities Trust				and spread but are determined by the issuer or agent and are based on current
2014-C21				market conditions. These securities do not indicate a reference rate and
1.02%, 08/15/2047(c),(d)		24,067	985	spread in their description. Rate shown is the rate in effect as of period end.
JPMCC Commercial Mortgage Securities Trust				(d) Security is an Interest Only Strip.
2017-JP6
4.60%, 07/15/2050(c),(e)		4,000	4,084

See accompanying notes.

     Schedule of Investments Real Estate Debt Income Fund May 31, 2019 (unaudited)

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,817 or 10.45% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	83.29%
Money Market Funds	16.55%
Other Assets and Liabilities	0.16%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018	Purchases		Sales	May 31, 2019
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.3%		$4,395	$149,366	$131,879		$21,882
		$4,395	$149,366	$131,879		$21,882

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.3%	$103	$—		$—		$—
	$103	$—		$—		$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Small-MidCap Dividend Income Fund May 31, 2019 (unaudited)

COMMON STOCKS - 99.18%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.44%			Insurance - 6.78%
MSA Safety Inc	309,862	$30,794	Assured Guaranty Ltd	999,854	$40,864
Airlines - 2.57%			Beazley PLC	2,745,753	19,414
Alaska Air Group Inc	590,302	34,356	Fidelity National Financial Inc	1,066,525	41,115
Hawaiian Holdings Inc	830,822	20,754	James River Group Holdings Ltd	985,069	43,934
		$55,110			$145,327
Automobile Manufacturers - 2.55%			Investment Companies - 0.63%
NFI Group Inc	2,193,463	54,609	Oaktree Capital Group LLC	281,232	13,592
Automobile Parts & Equipment - 3.54%			Leisure Products & Services - 1.68%
Autoliv Inc	639,942	39,401	Acushnet Holdings Corp	1,536,724	36,098
Linamar Corp	1,143,422	36,470	Machinery - Diversified - 3.57%
		$75,871	Albany International Corp	212,148	14,865
Banks - 12.78%			Crane Co	363,619	27,802
Bank OZK	1,857,174	53,672	IDEX Corp	68,548	10,468
BOK Financial Corp	266,645	19,980	Nordson Corp	186,496	23,428
Cathay General Bancorp	636,558	21,414			$76,563
Cullen/Frost Bankers Inc	357,520	32,631	Media - 0.27%
East West Bancorp Inc	958,708	40,956	Entercom Communications Corp	1,010,340	5,850
Hope Bancorp Inc	1,655,915	21,312	Miscellaneous Manufacturers - 0.37%
PacWest Bancorp	1,618,476	58,815	Donaldson Co Inc	168,104	7,977
Washington Trust Bancorp Inc	511,724	25,120	Oil & Gas - 3.18%
		$273,900	Delek US Holdings Inc	1,015,683	31,090
Chemicals - 4.16%			Vermilion Energy Inc	1,768,176	37,075
Albemarle Corp	520,533	32,950			$68,165
HB Fuller Co	442,643	17,453	Packaging & Containers - 1.13%
Huntsman Corp	1,212,553	21,062	Packaging Corp of America	271,163	24,155
RPM International Inc	330,567	17,692	Pipelines - 3.29%
		$89,157	EnLink Midstream LLC (a)	3,371,980	35,001
Computers - 2.58%			Phillips 66 Partners LP	55,124	2,645
Amdocs Ltd	236,473	14,051	Targa Resources Corp	853,252	32,816
Leidos Holdings Inc	548,497	41,318			$70,462
		$55,369	Real Estate - 1.58%
Consumer Products - 1.35%			Newmark Group Inc	4,236,559	33,808
Avery Dennison Corp	278,696	29,001	REITs - 13.48%
Distribution & Wholesale - 1.76%			Agree Realty Corp	282,622	18,922
KAR Auction Services Inc	669,486	37,638	CyrusOne Inc	1,067,089	63,001
Diversified Financial Services - 1.89%			EastGroup Properties Inc	126,542	14,046
BGC Partners Inc	8,613,006	40,481	EPR Properties	573,863	44,819
Electric - 6.71%			Four Corners Property Trust Inc	613,267	17,638
ALLETE Inc	405,798	33,231	Granite Real Estate Investment Trust	340,628	15,224
Alliant Energy Corp	875,619	41,557	Medical Properties Trust Inc	2,289,223	40,702
Evergy Inc	643,732	37,427	National Health Investors Inc	262,443	20,615
Fortis Inc/Canada	321,755	12,165	National Retail Properties Inc	435,815	23,329
PNM Resources Inc	227,539	10,719	Omega Healthcare Investors Inc	547,287	19,494
Portland General Electric Co	164,778	8,710	STORE Capital Corp	324,931	11,119
		$143,809			$288,909
Electrical Components & Equipment - 3.06%			Semiconductors - 4.02%
Energizer Holdings Inc	163,423	6,687	Kulicke & Soffa Industries Inc	1,712,074	33,197
Hubbell Inc	127,378	14,590	MKS Instruments Inc	741,826	53,011
Littelfuse Inc	272,089	44,408			$86,208
		$65,685	Software - 0.41%
Electronics - 0.43%			Broadridge Financial Solutions Inc	71,123	8,881
Garmin Ltd	122,014	9,332	Supranational Bank - 1.22%
Food - 2.70%			Banco Latinoamericano de Comercio Exterior SA	1,313,425	26,203
B&G Foods Inc	1,137,671	24,972	Toys, Games & Hobbies - 1.65%
Ingredion Inc	431,810	32,887	Hasbro Inc	370,999	35,297
		$57,859	TOTAL COMMON STOCKS		$2,126,113
Hand & Machine Tools - 2.40%			INVESTMENT COMPANIES - 0.64%	Shares Held Value (000's)
Lincoln Electric Holdings Inc	293,142	22,261	Money Market Funds - 0.64%
Snap-on Inc	186,731	29,115	Principal Government Money Market Fund	13,773,768	13,774
		$51,376	2.3%(b),(c)
Healthcare - Products - 4.66%			TOTAL INVESTMENT COMPANIES		$13,774
CONMED Corp	214,404	17,255	Total Investments		$2,139,887
STERIS PLC	374,995	50,129	Other Assets and Liabilities - 0.18%		3,933
Teleflex Inc	112,877	32,543	TOTAL NET ASSETS - 100.00%		$2,143,820
		$99,927
Home Builders - 1.34%
LCI Industries	346,326	28,700

See accompanying notes.

     Schedule of Investments Small-MidCap Dividend Income Fund May 31, 2019 (unaudited)

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	37.14%
Consumer, Cyclical	15.09%
Industrial	12.40%
Consumer, Non-cyclical	8.71%
Technology	7.01%
Utilities	6.71%
Energy	6.47%
Basic Materials	4.16%
Government	1.22%
Money Market Funds	0.64%
Communications	0.27%
Other Assets and Liabilities	0.18%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018	Purchases		Sales	May 31, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.3%		$37,731	$311,376	$335,333		$13,774
		$37,731	$311,376	$335,333		$13,774

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.3%	$443	$—		$—		$—
	$443	$—		$—		$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments SystematEx International Fund May 31, 2019 (unaudited)

COMMON STOCKS - 97.50%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 0.86%			Beverages - 1.63%
Airbus SE	460	$59	Diageo PLC	3,013	$127
Safran SA	2,765	363	Heineken Holding NV	2,801	277
		$422	Kirin Holdings Co Ltd	13,200	286
Agriculture - 1.45%			Suntory Beverage & Food Ltd	2,600	108
British American Tobacco PLC	4,305	150			$798
Imperial Brands PLC	10,768	260	Biotechnology - 0.69%
Japan Tobacco Inc	2,200	50	CSL Ltd	2,379	338
Swedish Match AB	5,510	249	Chemicals - 1.83%
		$709	Arkema SA	1,246	104
Airlines - 1.35%			BASF SE	3,874	256
ANA Holdings Inc	4,300	144	Covestro AG (a)	3,045	133
Deutsche Lufthansa AG	7,838	149	Mitsubishi Chemical Holdings Corp	25,600	167
Japan Airlines Co Ltd	5,700	179	Mitsui Chemicals Inc	4,200	92
Qantas Airways Ltd	49,526	190	Sumitomo Chemical Co Ltd	17,500	75
		$662	Tosoh Corp	5,400	68
Apparel - 2.79%					$895
Adidas AG	1,056	301	Commercial Services - 1.28%
Kering SA	837	436	Ashtead Group PLC	9,810	231
LVMH Moet Hennessy Louis Vuitton SE	1,567	591	Wirecard AG	2,529	395
Puma SE	70	41			$626
		$1,369	Computers - 2.03%
Automobile Manufacturers - 4.19%			Capgemini SE	1,752	196
Fiat Chrysler Automobiles NV	12,309	157	Computershare Ltd	17,759	204
Honda Motor Co Ltd	13,700	337	Fujitsu Ltd	4,000	270
Mazda Motor Corp	7,200	70	NEC Corp	8,800	325
Peugeot SA	9,155	205			$995
Subaru Corp	4,900	113	Cosmetics & Personal Care - 0.20%
Suzuki Motor Corp	9,600	454	Unilever NV	1,609	97
Toyota Motor Corp	8,000	470	Distribution & Wholesale - 2.82%
Volkswagen AG	422	67	ITOCHU Corp	18,700	343
Volvo AB - B Shares	12,911	180	Mitsubishi Corp	16,400	425
		$2,053	Mitsui & Co Ltd	21,000	322
Automobile Parts & Equipment - 1.79%			Sumitomo Corp	20,300	292
Aisin Seiki Co Ltd	5,300	174			$1,382
Bridgestone Corp	6,000	223	Diversified Financial Services - 0.67%
Cie Generale des Etablissements Michelin SCA	1,952	224	ORIX Corp	23,500	331
Denso Corp	2,600	100	Electric - 1.60%
Faurecia SA	2,265	84	E.ON SE	13,468	141
Sumitomo Rubber Industries Ltd	6,500	72	Enel SpA	74,245	462
		$877	Engie SA	13,074	182
Banks - 8.18%					$785
ABN AMRO Group NV (a)	4,801	101	Electrical Components & Equipment - 0.86%
Australia & New Zealand Banking Group Ltd	6,139	118	Brother Industries Ltd	13,600	231
Banco Santander SA	18,877	83	Schneider Electric SE	2,445	193
Bank Leumi Le-Israel BM	19,024	127			$424
Bank of Montreal	700	51
Bank of Nova Scotia/The	1,600	81	Engineering & Construction - 4.24%
BNP Paribas SA	4,897	225	ACS Actividades de Construccion y Servicios SA	9,245	380
Commonwealth Bank of Australia	2,415	131	Aena SME SA (a)	1,597	293
Danske Bank A/S	3,432	56	Eiffage SA	2,673	255
DBS Group Holdings Ltd	10,600	188	Fraport AG Frankfurt Airport Services Worldwide	522	41
HSBC Holdings PLC	66,395	541	HOCHTIEF AG	1,088	129
Lloyds Banking Group PLC	877,711	634	Kajima Corp	16,500	225
Macquarie Group Ltd	3,986	332	Obayashi Corp	23,100	212
Mizuho Financial Group Inc	110,900	156	Taisei Corp	3,800	138
National Australia Bank Ltd	2,230	41	Vinci SA	4,105	405
Oversea-Chinese Banking Corp Ltd	17,200	133			$2,078
Raiffeisen Bank International AG	8,816	205	Entertainment - 0.53%
Resona Holdings Inc	37,300	157	Aristocrat Leisure Ltd	12,896	259
Royal Bank of Canada	1,300	98	Food - 6.38%
Sumitomo Mitsui Financial Group Inc	7,000	243	Colruyt SA	4,647	346
Toronto-Dominion Bank/The	1,900	104	Empire Co Ltd	4,400	101
United Overseas Bank Ltd	5,100	87	Koninklijke Ahold Delhaize NV	23,323	523
Westpac Banking Corp	6,067	116	Nestle SA	8,515	845
		$4,008	NH Foods Ltd	3,400	137
			Seven & i Holdings Co Ltd	4,300	145
			Tate & Lyle PLC	16,303	149
			Tesco PLC	110,390	315
			Wesfarmers Ltd	7,879	202

See accompanying notes.

     Schedule of Investments SystematEx International Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Food (continued)			Media - 0.49%
WH Group Ltd (a)	260,680	$235	Pearson PLC	24,106	$240
Wm Morrison Supermarkets PLC	52,221	130	RTL Group SA	35	2
		$3,128			$242
Forest Products & Paper - 0.74%			Mining - 4.56%
Stora Enso OYJ	9,292	98	Anglo American PLC	16,474	394
UPM-Kymmene OYJ	10,505	263	BHP Group Ltd	14,221	369
		$361	Boliden AB (b)	5,743	131
Healthcare - Products - 1.59%			Boliden AB (b)	5,743	3
Alcon Inc (b)	1,362	79	Glencore PLC (b)	97,163	311
Demant A/S (b)	5,812	194	Rio Tinto Ltd	5,332	370
EssilorLuxottica SA	329	38	Rio Tinto PLC	8,684	498
Koninklijke Philips NV	6,250	248	South32 Ltd	68,818	158
Straumann Holding AG	266	218			$2,234
		$777	Miscellaneous Manufacturers - 0.74%
Healthcare - Services - 0.99%			FUJIFILM Holdings Corp	4,100	195
Fresenius Medical Care AG & Co KGaA	2,055	150	Siemens AG	1,488	169
Ramsay Health Care Ltd	3,546	171			$364
Sonic Healthcare Ltd	9,181	166	Office & Business Equipment - 1.54%
		$487	Canon Inc	10,900	307
Holding Companies - Diversified - 0.90%			Konica Minolta Inc	50,900	447
CK Hutchison Holdings Ltd	25,500	241			$754
Jardine Matheson Holdings Ltd	3,121	200	Oil & Gas - 7.09%
		$441	BP PLC	84,754	574
Home Builders - 2.11%			Eni SpA	2,773	42
Barratt Developments PLC	16,317	115	Equinor ASA	8,909	170
Berkeley Group Holdings PLC	4,789	212	JXTG Holdings Inc	47,050	224
Daiwa House Industry Co Ltd	3,800	113	Neste Oyj	15,555	525
Persimmon PLC	8,640	215	OMV AG	3,950	185
Sekisui House Ltd	9,500	152	Repsol SA	16,177	260
Taylor Wimpey PLC	108,110	226	Royal Dutch Shell PLC - A Shares	14,866	461
		$1,033	Royal Dutch Shell PLC - B Shares	13,221	412
Home Furnishings - 0.90%			TOTAL SA	11,993	622
Sony Corp	9,200	441			$3,475
Insurance - 8.20%			Pharmaceuticals - 8.69%
Aegon NV	23,330	107	Alfresa Holdings Corp	9,200	230
Allianz SE	2,166	480	Astellas Pharma Inc	19,600	263
Aviva PLC	14,379	74	AstraZeneca PLC	1,497	110
AXA SA	13,540	333	Bayer AG	4,242	251
Baloise Holding AG	343	57	GlaxoSmithKline PLC	15,738	304
CNP Assurances	6,932	149	Medipal Holdings Corp	10,400	224
Direct Line Insurance Group PLC	66,274	265	Merck KGaA	1,660	160
Hannover Rueck SE	212	32	Novartis AG	6,803	585
Legal & General Group PLC	127,194	412	Novo Nordisk A/S	4,982	234
Manulife Financial Corp	6,700	112	Roche Holding AG	2,565	674
Mapfre SA	47,410	139	Sanofi	4,786	386
MS&AD Insurance Group Holdings Inc	5,800	183	Sumitomo Dainippon Pharma Co Ltd	13,300	272
Muenchener Rueckversicherungs-Gesellschaft	312	75	Suzuken Co Ltd/Aichi Japan	5,000	307
AG in Muenchen			UCB SA	3,369	258
NN Group NV	8,359	317			$4,258
Sampo Oyj	2,635	114	Private Equity - 1.36%
Sompo Holdings Inc	4,700	177	3i Group PLC	30,527	405
Swiss Life Holding AG	956	435	Partners Group Holding AG	372	261
Swiss Re AG	2,069	196			$666
Tokio Marine Holdings Inc	3,400	168	Real Estate - 1.93%
Zurich Insurance Group AG	592	192	CK Asset Holdings Ltd	34,999	253
		$4,017	Kerry Properties Ltd	51,500	196
Investment Companies - 0.32%			Sun Hung Kai Properties Ltd	17,500	277
EXOR NV	2,473	155	Wheelock & Co Ltd	33,230	219
Iron & Steel - 1.37%					$945
ArcelorMittal	8,400	124	REITs - 0.70%
BlueScope Steel Ltd	15,760	115	Mirvac Group	162,605	343
Fortescue Metals Group Ltd	61,915	344	Retail - 0.10%
JFE Holdings Inc	6,300	87	Sundrug Co Ltd	1,900	47
		$670	Software - 2.18%
Leisure Products & Services - 0.31%			Amadeus IT Group SA	4,695	358
Flight Centre Travel Group Ltd	5,021	151	Mixi Inc	8,900	187
Machinery - Construction & Mining - 0.76%			SAP SE	1,653	204
Hitachi Ltd	11,100	374

See accompanying notes.

     Schedule of Investments SystematEx International Fund May 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)
Software (continued)
Ubisoft Entertainment SA (b)	3,877	$317
		$1,066
Telecommunications - 4.32%
Deutsche Telekom AG	42,188	710
KDDI Corp	9,900	254
Nippon Telegraph & Telephone Corp	8,000	358
NTT DOCOMO Inc	13,800	317
Orange SA	22,639	350
SoftBank Group Corp	1,400	130
		$2,119
Transportation - 0.24%
Central Japan Railway Co	100	21
Royal Mail PLC	36,704	95
		$116
TOTAL COMMON STOCKS		$47,772
INVESTMENT COMPANIES - 1.50%	Shares Held Value (000's)
Money Market Funds - 1.50%
Principal Government Money Market Fund	733,886	734
2.3%(c),(d)
TOTAL INVESTMENT COMPANIES		$734
Total Investments		$48,506
Other Assets and Liabilities - 1.00%		488
TOTAL NET ASSETS - 100.00%		$48,994

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $762 or 1.56% of net assets.
(b)	Non-income producing security
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
Japan	25.73%
United Kingdom	14.89%
France	11.68%
Germany	7.91%
Switzerland	7.84%
Australia	7.66%
Netherlands	5.33%
Hong Kong	3.31%
Spain	3.09%
Finland	2.04%
United States	1.50%
Belgium	1.24%
Sweden	1.16%
Canada	1.12%
Italy	1.02%
Denmark	0.99%
Singapore	0.83%
Austria	0.80%
Norway	0.35%
Israel	0.26%
Luxembourg	0.25%
Other Assets and Liabilities	1.00%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018		Purchases		Sales	May 31, 2019
	Value		Cost		Proceeds	Value
Principal Government Money Market Fund 2.3%	$2			$3,429	$2,697		$734
	$2			$3,429	$2,697		$734

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.3%	$5	$	— $			— $	—
	$5	$	— $			— $	—
Amounts in thousands

See accompanying notes.

Glossary to the Schedule of Investments

May 31, 2019 (unaudited)

Currency Abbreviations ARS AUD BRL CAD CHF CLP CNH CNY COP CZK DKK EUR GBP HKD HUF IDR ILS INR JPY KRW MXN MYR NOK NZD PEN PHP PLN RON RUB SEK SGD THB TRY TWD USD/$ ZAR

Argentine Peso

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Chinese Renminbi

Colombian Peso

Czech Koruna

Danish Krone

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Israeli New Shekel

Indian Rupee

Japanese Yen

South Korean Won

Mexican Peso

Malaysian Ringgit

Norwegian Krone

New Zealand Dollar

Peruvian Nuevo Sol

Philippine Peso

Polish Zloty

Romanian New Leu

Russian Ruble

Swedish Krona

Singapore Dollar

Thai Baht

Turkish Lira

New Taiwan Dollar

United States Dollar

South African Rand

See accompanying notes.

May 31, 2019 (unaudited)

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income Fund, Small-MidCap Dividend Income Fund, and SystematEx International Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

Certain of the Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the

May 31, 2019 (unaudited)

transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$3,784,658	$—	$—	$3,784,658
Investment Companies	21,319	—	—	21,319
Total investments in securities $	3,805,977	$—	$—	$3,805,977

Bond Market Index Fund
Bonds*	—	678,244	—	678,244
Investment Companies	128,126	—	—	128,126
Municipal Bonds*	—	15,000	—	15,000
U.S. Government & Government Agency Obligations*	—	1,419,500	—	1,419,500
Total investments in securities $	128,126	$2,112,744	$—	$2,240,870

	May 31, 2019 (unaudited)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Capital Securities Fund
Bonds*	$—	$548,401	$—	$548,401
Investment Companies	3,721	—	—	3,721
Preferred Stocks
Communications	—	7,696	—	7,696
Energy	4,359	—	—	4,359
Financial	9,691	2,305	—	11,996
Government	—	5,984	—	5,984
Total investments in securities $	17,771	$564,386	$—	$582,157

Diversified Real Asset Fund
Bonds*	—	295,862	—	295,862
Commodity Indexed Structured Notes*	—	17,959	—	17,959
Common Stocks
Basic Materials	117,851	157,764	—	275,615
Communications	4,127	5,935	20	10,082
Consumer, Cyclical	15,784	9,490	33	25,307
Consumer, Non-cyclical	43,013	88,047	42	131,102
Energy	433,342	126,624	109	560,075
Financial	233,433	162,766	—	396,199
Industrial	76,028	71,017	442	147,487
Technology	6,591	—	—	6,591
Utilities	170,552	180,742	—	351,294
Convertible Bonds*	—	276	—	276
Investment Companies	126,667	—	—	126,667
Senior Floating Rate Interests*	—	496,584	—	496,584
U.S. Government & Government Agency Obligations*	—	838,009	—	838,009
Purchased Interest Rate Swaptions	—	2,865	—	2,865
Purchased Capped Options	—	33	—	33
Purchased Options	241	790	—	1,031
Total investments in securities $	1,227,629	$2,454,763	$646	$3,683,038
Assets
Commodity Contracts
Futures**	3,512	—	—	3,512
Foreign Exchange Contracts
Foreign Currency Contracts	—	17,642	—	17,642
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	3,711	—	3,711
Futures**	487	—	—	487
Liabilities
Commodity Contracts
Futures**	(12,177)	—	—	(12,177)
Total Return Swaps	—	(3,982)	—	(3,982)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(15,242)	—	(15,242)
Written Options	—	(765)	—	(765)
Interest Rate Contracts
Capped Options	—	(13)	—	(13)
Exchange Cleared Interest Rate Swaps**	—	(5,303)	—	(5,303)
Futures**	(1,058)	—	—	(1,058)
Interest Rate Swaptions	—	(3,474)	—	(3,474)
Written Options	(178)	—	—	(178)

EDGE MidCap Fund
Common Stocks
Basic Materials	27,917	—	—	27,917
Communications	—	2,310	—	2,310
Consumer, Cyclical	91,831	—	—	91,831
Consumer, Non-cyclical	87,777	—	—	87,777
Energy	27,135	—	—	27,135
Financial	129,155	—	—	129,155
Industrial	118,708	—	—	118,708
Technology	81,210	—	—	81,210
Utilities	44,631	—	—	44,631
Investment Companies	15,782	—	—	15,782
Total investments in securities $	624,146	$2,310	$—	$626,456

	May 31, 2019 (unaudited)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund
Bonds*	$—	$655,410	$1,858	$657,268
Common Stocks
Basic Materials	10,481	31,761	—	42,242
Communications	35,578	21,366	292	57,236
Consumer, Cyclical	34,321	33,949	48	68,318
Consumer, Non-cyclical	65,486	37,906	—	103,392
Diversified	4	1,176	—	1,180
Energy	14,391	7,155	—	21,546
Financial	63,007	39,882	1,991	104,880
Industrial	35,808	41,685	—	77,493
Technology	32,257	14,504	338	47,099
Utilities	3,586	6,464	4,262	14,312
Convertible Bonds*	—	49,029	—	49,029
Convertible Preferred Stocks
Communications	—	—	215	215
Consumer, Cyclical	—	—	53	53
Consumer, Non-cyclical	1,094	—	—	1,094
Energy	200	—	—	200
Investment Companies	338,007	362	—	338,369
Municipal Bonds*	—	684	—	684
Preferred Stocks
Basic Materials	—	685	—	685
Communications	579	—	3	582
Consumer, Cyclical	—	1,080	—	1,080
Financial	189	—	903	1,092
Industrial	—	—	—	—
Technology	—	—	150	150
Repurchase Agreements*	—	367,705	—	367,705
Senior Floating Rate Interests*	—	115,389	—	115,389
U.S. Government & Government Agency Obligations*	—	729,201	—	729,201
Purchased Interest Rate Swaptions	—	544	—	544
Purchased Options	3,928	1,573	—	5,501
Total investments in securities $	638,916	$2,157,510	$10,113	$2,806,539
Short Sales
Bonds	—	(34,149)	—	(34,149)
Common Stocks
Basic Materials	(3,681)	(8,528)	—	(12,209)
Communications	(6,214)	(6,154)	—	(12,368)
Consumer, Cyclical	(9,205)	(14,408)	—	(23,613)
Consumer, Non-cyclical	(21,934)	(11,744)	—	(33,678)
Diversified	—	(527)	—	(527)
Energy	(6,991)	(1,005)	—	(7,996)
Financial	(11,002)	(19,089)	—	(30,091)
Industrial	(9,452)	(17,485)	—	(26,937)
Technology	(20,280)	(3,831)	—	(24,111)
Utilities	(3,889)	(5,496)	—	(9,385)
Convertible Bonds	—	(1,224)	—	(1,224)
Investment Companies	(2,228)	—	—	(2,228)
U.S. Government & Government Agency Obligations	—	(360,832)	—	(360,832)
Total Short Sales $	(94,876)	$(484,472)	$—	$(579,348)
Assets
Credit Contracts
Credit Default Swaps	—	4,236	—	4,236
Exchange Cleared Credit Default Swaps**	—	1,114	—	1,114
Commodity Contracts
Synthetic Futures	—	53	—	53
Equity Contracts
Futures**	6,119	—	—	$6,119
Synthetic Futures	—	24	—	24
Total Return Swaps	—	23	—	23
Total Return Equity Basket Swaps	—	2,507	—	2,507
Foreign Exchange Contracts
Foreign Currency Contracts	—	19,427	—	19,427
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	857	—	857

	May 31, 2019 (unaudited)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Futures**	$10,681	$—	$—	$10,681
Interest Rate Swaps	—	352	—	352
Synthetic Futures	—	85	—	85
Total Return Swaps	—	1,314	—	1,314
Liabilities
Credit Contracts
Credit Default Swaps	—	(1,007)	—	(1,007)
Commodity Contracts
Synthetic Futures	—	(609)	—	(609)
Equity Contracts
Futures**	(4,397)	—	—	(4,397)
Synthetic Futures	—	(16)	—	(16)
Total Return Swaps	—	(233)	—	(233)
Total Return Equity Basket Swaps	—	(5,957)	—	(5,957)
Written Options	(1,279)	—	—	(1,279)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(16,033)	—	(16,033)
Currency Swaps	—	(50)	—	(50)
Written Options	—	(1,182)	—	(1,182)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	(5,006)	—	(5,006)
Futures**	(2,550)	—	—	(2,550)
Interest Rate Swaps	—	(756)	—	(756)
Interest Rate Swaptions	—	(323)	—	(323)
Synthetic Futures	—	(167)	—	(167)
Written Options	(583)	—	—	(583)

Global Opportunities Fund
Common Stocks
Basic Materials	—	153	—	153
Communications	2,350	562	—	2,912
Consumer, Cyclical	913	1,388	—	2,301
Consumer, Non-cyclical	1,306	1,310	—	2,616
Energy	662	563	—	1,225
Financial	1,808	1,559	—	3,367
Industrial	884	421	—	1,305
Technology	553	301	—	854
Utilities	487	228	—	715
Investment Companies	491	—	—	491
Total investments in securities $	9,454	$6,485	$—	$15,939

International Equity Index Fund
Common Stocks
Basic Materials	—	64,400	—	64,400
Communications	488	62,016	—	62,504
Consumer, Cyclical	309	121,210	—	121,519
Consumer, Non-cyclical	2,073	260,320	—	262,393
Diversified	—	4,406	—	4,406
Energy	—	57,896	—	57,896
Financial	—	230,987	—	230,987
Industrial	459	130,584	—	131,043
Technology	3,464	41,295	—	44,759
Utilities	—	38,586	—	38,586
Investment Companies	21,188	—	—	21,188
Preferred Stocks
Basic Materials	—	210	—	210
Consumer, Cyclical	—	3,224	—	3,224
Consumer, Non-cyclical	—	1,261	—	1,261
Industrial	—	522	—	522
Total investments in securities $	27,981	$1,016,917	$—	$1,044,898
Liabilities
Equity Contracts
Futures**	(65)	—	—	(65)

	May 31, 2019 (unaudited)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

International Small Company Fund
Common Stocks
Basic Materials	$19,216	$39,263	$—	$58,479
Communications	—	39,151	—	39,151
Consumer, Cyclical	8,882	125,952	—	134,834
Consumer, Non-cyclical	10,869	131,206	—	142,075
Energy	10,809	18,470	—	29,279
Financial	14,192	191,059	—	205,251
Industrial	19,279	123,792	—	143,071
Technology	17,243	50,099	—	67,342
Utilities	5,043	16,891	—	21,934
Investment Companies	15,390	—	—	15,390
Total investments in securities $	120,923	$735,883	$—	$856,806

Multi-Manager Equity Long/Short Fund
Common Stocks
Basic Materials	6,175	1,924	—	8,099
Communications	11,907	1,845	—	13,752
Consumer, Cyclical	16,002	7,569	—	23,571
Consumer, Non-cyclical	43,306	11,965	—	55,271
Energy	4,115	3,152	—	7,267
Financial	27,702	9,081	—	36,783
Industrial	17,793	18,495	—	36,288
Technology	19,775	6,339	—	26,114
Utilities	214	4,191	—	4,405
Investment Companies	45,217	—	—	45,217
Preferred Stocks
Consumer, Cyclical	—	1,917	—	1,917
U.S. Government & Government Agency Obligations*	—	11,896	—	11,896
Total investments in securities $	192,206	$78,374	$—	$270,580
Short Sales
Common Stocks
Basic Materials	(4,459)	(1,912)	—	(6,371)
Communications	(2,453)	(1,201)	—	(3,654)
Consumer, Cyclical	(7,829)	(7,181)	—	(15,010)
Consumer, Non-cyclical	(15,025)	(4,302)	—	(19,327)
Diversified	—	(18)	—	(18)
Energy	(4,538)	(32)	—	(4,570)
Financial	(6,981)	(2,674)	—	(9,655)
Industrial	(5,608)	(7,360)	—	(12,968)
Technology	(6,004)	(1,056)	—	(7,060)
Utilities	(10,257)	(562)	—	(10,819)
Investment Companies	(14,597)	—	—	(14,597)
Total Short Sales	(77,751)	(26,298)	—	(104,049)
Assets
Equity Contracts
Futures**	384	—	—	384
Synthetic Futures	—	11	—	11
Total Return Equity Basket Swaps	—	409	—	409
Foreign Exchange Contracts
Foreign Currency Contracts	—	523	—	523
Liabilities
Equity Contracts
Futures**	(591)	—	—	(591)
Total Return Swaps	—	(9)	—	(9)
Total Return Equity Basket Swaps	—	(3,504)	—	(3,504)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(497)	—	(497)

Opportunistic Municipal Fund
Investment Companies	118	—	—	118
Municipal Bonds*	—	127,391	—	127,391
Total investments in securities $	118	$127,391	$—	$127,509

	May 31, 2019 (unaudited)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Origin Emerging Markets Fund
Common Stocks
Basic Materials	$26,522	$28,897	$—	$55,419
Communications	49,225	57,879	—	107,104
Consumer, Cyclical	12,911	38,038	—	50,949
Consumer, Non-cyclical	31,391	36,591	—	67,982
Energy	2,506	59,985	—	62,491
Financial	43,263	141,733	—	184,996
Industrial	4,389	68,750	—	73,139
Technology	70,587	99,674	—	170,261
Utilities	—	33,802	—	33,802
Investment Companies	68,501	—	—	68,501
Preferred Stocks	8,200	—	—	8,200
Total investments in securities $	317,495	$565,349	$—	$882,844

Preferred Securities Fund
Bonds*	—	4,134,563	—	4,134,563
Convertible Preferred Stocks
Financial	35,844	—	—	35,844
Investment Companies	86,839	—	—	86,839
Preferred Stocks
Communications	35,412	125,487	—	160,899
Consumer, Non-cyclical	—	24,385	—	24,385
Energy	11,095	—	—	11,095
Financial	629,910	17,956	—	647,866
Government	—	65,722	—	65,722
Industrial	28,688	—	—	28,688
Utilities	158,336	2,189	—	160,525
Purchased Options	953	—	—	953
Total investments in securities $	987,077	$4,370,302	$—	$5,357,379
Liabilities
Interest Rate Contracts
Written Options	(4,781)	—	—	(4,781)

Real Estate Debt Income Fund
Bonds*	—	110,134	—	110,134
Investment Companies	21,882	—	—	21,882
Total investments in securities $	21,882	$110,134	$—	$132,016

Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials	89,157	—	—	89,157
Communications	5,850	—	—	5,850
Consumer, Cyclical	323,323	—	—	323,323
Consumer, Non-cyclical	186,787	—	—	186,787
Energy	138,627	—	—	138,627
Financial	776,603	19,414	—	796,017
Government	26,203	—	—	26,203
Industrial	265,882	—	—	265,882
Technology	150,458	—	—	150,458
Utilities	143,809	—	—	143,809
Investment Companies	13,774	—	—	13,774
Total investments in securities $	2,120,473	$19,414	$—	$2,139,887

SystematEx International Fund
Common Stocks
Basic Materials	—	4,160	—	4,160
Communications	—	2,361	—	2,361
Consumer, Cyclical	—	8,274	—	8,274
Consumer, Non-cyclical	101	11,117	—	11,218
Diversified	—	441	—	441
Energy	—	3,475	—	3,475
Financial	446	10,019	—	10,465
Industrial	—	3,778	—	3,778
Technology	—	2,815	—	2,815

		May 31, 2019 (unaudited)

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SystematEx International Fund
Utilities		$—	$785	$—	$785
Investment Companies		734	—	—	734
	Total investments in securities $	1,281	$47,225	$—	$48,506
*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.

The Funds' Schedules of Investments as of May 31, 2019 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.